Brighthouse Funds Trust I

Schedule of Investments
September 30, 2020

Brighthouse Funds Trust I

Schedule of Investments as of September 30, 2020

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

American Funds Balanced Allocation Portfolio	BHFTI-43

American Funds Growth Allocation Portfolio	BHFTI-44

American Funds Growth Portfolio	BHFTI-45

American Funds Moderate Allocation Portfolio	BHFTI-46

AQR Global Risk Balanced Portfolio	BHFTI-47

BlackRock Global Tactical Strategies Portfolio	BHFTI-53

BlackRock High Yield Portfolio	BHFTI-58

Brighthouse Asset Allocation 100 Portfolio	BHFTI-85

Brighthouse Balanced Plus Portfolio	BHFTI-86

Brighthouse Small Cap Value Portfolio	BHFTI-90

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-96

Brighthouse/Artisan International Portfolio	BHFTI-99

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-103

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-118

Brighthouse/Templeton International Bond Portfolio	BHFTI-137

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-143

Clarion Global Real Estate Portfolio	BHFTI-149

Harris Oakmark International Portfolio	BHFTI-153

Invesco Balanced-Risk Allocation Portfolio	BHFTI-157

Invesco Comstock Portfolio	BHFTI-162

Invesco Global Equity Portfolio	BHFTI-167

Invesco Small Cap Growth Portfolio	BHFTI-170

JPMorgan Core Bond Portfolio	BHFTI-176

JPMorgan Global Active Allocation Portfolio	BHFTI-197

JPMorgan Small Cap Value Portfolio	BHFTI-233

Loomis Sayles Global Allocation Portfolio	BHFTI-241

Loomis Sayles Growth Portfolio	BHFTI-253

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-256

MFS® Research International Portfolio	BHFTI-258

Morgan Stanley Discovery Portfolio	BHFTI-262

PanAgora Global Diversified Risk Portfolio	BHFTI-268

PIMCO Inflation Protected Bond Portfolio	BHFTI-285

PIMCO Total Return Portfolio	BHFTI-299

Schroders Global Multi-Asset Portfolio	BHFTI-319

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-340

SSGA Growth and Income ETF Portfolio	BHFTI-349

SSGA Growth ETF Portfolio	BHFTI-352

T. Rowe Price Large Cap Value Portfolio	BHFTI-355

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-359

TCW Core Fixed Income Portfolio	BHFTI-366

Victory Sycamore Mid Cap Value Portfolio	BHFTI-375

Wells Capital Management Mid Cap Value Portfolio	BHFTI-379

Western Asset Management Government Income Portfolio	BHFTI-383

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—53.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus SE (a)	41,915	$3,042,390
BAE Systems plc	228,777	1,415,100
Boeing Co. (The)	19,025	3,144,071
Dassault Aviation S.A. (a)	178	151,090
Elbit Systems, Ltd.	1,890	229,552
General Dynamics Corp.	8,230	1,139,279
Howmet Aerospace, Inc.	13,550	226,556
Huntington Ingalls Industries, Inc.	1,442	202,962
L3Harris Technologies, Inc.	7,610	1,292,482
Leonardo S.p.A.	28,879	168,860
Lockheed Martin Corp.	8,745	3,351,784
MTU Aero Engines AG	3,788	630,015
Northrop Grumman Corp.	5,525	1,743,082
Raytheon Technologies Corp.	52,135	2,999,848
Rolls-Royce Holdings plc	137,795	228,641
Safran S.A. (a)	22,866	2,250,101
Singapore Technologies Engineering, Ltd.	111,410	283,926
Teledyne Technologies, Inc. (a)	1,316	408,236
Textron, Inc.	8,080	291,607
Thales S.A.	7,603	569,303
TransDigm Group, Inc. (b)	1,802	856,166

		24,625,051

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc. (b)	4,760	486,424
Deutsche Post AG	70,589	3,218,939
DSV Panalpina A/S	15,092	2,462,854
Expeditors International of Washington, Inc.	5,905	534,521
FedEx Corp.	8,510	2,140,435
SG Holdings Co., Ltd.	11,424	593,760
United Parcel Service, Inc. - Class B	25,000	4,165,750
Yamato Holdings Co., Ltd.	22,014	579,471

		14,182,154

Airlines—0.1%
Alaska Air Group, Inc.	4,303	157,619
American Airlines Group, Inc. (b)	17,621	216,562
ANA Holdings, Inc. (a) (b)	8,206	190,126
Delta Air Lines, Inc. (b)	20,151	616,218
Deutsche Lufthansa AG (a) (b)	17,061	147,057
Japan Airlines Co., Ltd. (a)	8,082	151,719
Qantas Airways, Ltd. (a)	52,127	151,877
Singapore Airlines, Ltd.	96,323	246,201
Southwest Airlines Co.	18,985	711,937
United Airlines Holdings, Inc. (a)	8,891	308,962

		2,898,278

Auto Components—0.2%
Aisin Seiki Co., Ltd.	11,565	369,770
Aptiv plc	9,421	863,717
BorgWarner, Inc. (b)	7,340	284,352
Bridgestone Corp.	38,196	1,206,486
Cie Generale des Etablissements Michelin	12,109	1,295,721
Continental AG	7,849	850,873
Denso Corp.	30,925	1,354,595

Auto Components—(Continued)
Faurecia SE (a)	5,417	233,928
JTEKT Corp.	14,698	115,189
Koito Manufacturing Co., Ltd.	7,458	380,211
NGK Spark Plug Co., Ltd.	11,180	195,042
Pirelli & C S.p.A. (144A) (a)	28,543	122,255
Stanley Electric Co., Ltd.	9,323	267,534
Sumitomo Electric Industries, Ltd.	53,822	604,788
Sumitomo Rubber Industries, Ltd.	12,200	113,169
Toyoda Gosei Co., Ltd.	4,638	106,303
Toyota Industries Corp.	10,463	661,601
Valeo S.A.	16,340	499,404
Yokohama Rubber Co., Ltd. (The)	8,469	120,538

		9,645,476

Automobiles—0.7%
Bayerische Motoren Werke AG	23,627	1,715,559
Daimler AG	61,074	3,293,138
Ferrari NV	8,994	1,646,309
Fiat Chrysler Automobiles NV (a)	78,300	958,575
Ford Motor Co.	138,695	923,709
General Motors Co.	44,713	1,323,058
Honda Motor Co., Ltd.	116,336	2,744,834
Isuzu Motors, Ltd.	39,353	344,757
Mazda Motor Corp.	40,577	237,272
Mitsubishi Motors Corp. (a)	47,855	105,633
Nissan Motor Co., Ltd. (a)	165,653	588,759
Peugeot S.A. (a)	41,969	756,715
Renault S.A. (a)	13,716	354,039
Subaru Corp.	43,910	852,407
Suzuki Motor Corp.	26,281	1,125,655
Toyota Motor Corp.	151,350	10,010,222
Volkswagen AG (a)	2,316	404,865
Yamaha Motor Co., Ltd.	19,981	290,536

		27,676,042

Banks—2.5%
ABN AMRO Bank NV (144A)	32,219	269,418
Aozora Bank, Ltd.	8,441	140,274
Australia & New Zealand Banking Group, Ltd.	202,388	2,505,621
Banco Bilbao Vizcaya Argentaria S.A.	475,818	1,315,052
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A. (a)	1,185,863	2,209,215
Bank Hapoalim B.M.	80,985	432,377
Bank Leumi Le-Israel B.M.	104,640	460,356
Bank of America Corp.	277,238	6,678,663
Bank of East Asia, Ltd. (The)	93,332	172,065
Bank of Kyoto, Ltd. (The)	4,058	196,044
Bankinter S.A.	48,107	206,985
Banque Cantonale Vaudoise	2,149	217,850
Barclays plc (a)	1,236,329	1,555,747
BNP Paribas S.A. (a)	80,266	2,907,718
BOC Hong Kong Holdings, Ltd.	264,064	700,496
CaixaBank S.A.	256,100	543,006
Chiba Bank, Ltd. (The)	37,826	208,744
Citigroup, Inc.	73,871	3,184,579
Citizens Financial Group, Inc.	15,054	380,565

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Comerica, Inc.	4,855	$185,704
Commerzbank AG (a)	71,494	351,387
Commonwealth Bank of Australia	126,323	5,773,527
Concordia Financial Group, Ltd.	75,553	263,366
Credit Agricole S.A. (a)	82,340	719,713
Danske Bank A/S (a)	49,220	666,711
DBS Group Holdings, Ltd.	128,073	1,883,740
DNB ASA (a)	67,661	934,513
Erste Group Bank AG (a)	19,935	416,907
Fifth Third Bancorp	25,235	538,010
FinecoBank Banca Fineco S.p.A. (a)	43,482	598,301
First Republic Bank	6,001	654,469
Fukuoka Financial Group, Inc.	12,275	206,662
Hang Seng Bank, Ltd.	54,571	810,050
HSBC Holdings plc	1,449,577	5,631,491
Huntington Bancshares, Inc.	35,955	329,707
ING Groep NV (a)	278,073	1,968,995
Intesa Sanpaolo S.p.A. (a)	1,062,065	1,994,269
Israel Discount Bank, Ltd. - Class A	83,063	223,888
Japan Post Bank Co., Ltd.	28,900	225,720
JPMorgan Chase & Co.	108,200	10,416,414
KBC Group NV	17,828	892,702
KeyCorp (b)	34,620	413,017
Lloyds Banking Group plc (a)	5,015,542	1,702,045
M&T Bank Corp.	4,495	413,945
Mebuki Financial Group, Inc.	67,309	152,717
Mediobanca S.p.A.	44,318	347,535
Mitsubishi UFJ Financial Group, Inc.	872,286	3,461,599
Mizrahi Tefahot Bank, Ltd.	10,061	178,280
Mizuho Financial Group, Inc. (b)	172,140	2,150,296
National Australia Bank, Ltd.	228,077	2,910,104
Natwest Group plc (a)	345,207	471,351
Nordea Bank Abp (a)	231,202	1,761,153
Oversea-Chinese Banking Corp., Ltd.	235,947	1,465,877
People’s United Financial, Inc. (b)	14,995	154,598
PNC Financial Services Group, Inc. (The)	15,035	1,652,497
Raiffeisen Bank International AG (a)	10,562	161,463
Regions Financial Corp.	33,915	391,040
Resona Holdings, Inc.	149,263	508,697
Seven Bank, Ltd. (b)	42,071	102,006
Shinsei Bank, Ltd.	11,090	137,411
Shizuoka Bank, Ltd. (The)	30,227	209,059
Skandinaviska Enskilda Banken AB - Class A (a)	116,138	1,028,041
Societe Generale S.A. (a)	57,851	765,520
Standard Chartered plc (a)	193,868	888,803
Sumitomo Mitsui Financial Group, Inc.	93,089	2,590,308
Sumitomo Mitsui Trust Holdings, Inc.	24,102	641,343
SVB Financial Group (a)	1,825	439,131
Svenska Handelsbanken AB - A Shares (a)	111,022	932,434
Swedbank AB - A Shares (a)	64,623	1,010,682
Truist Financial Corp.	47,817	1,819,437
U.S. Bancorp	48,635	1,743,565
UniCredit S.p.A. (a)	151,404	1,248,582
United Overseas Bank, Ltd.	83,946	1,178,447
Wells Fargo & Co. (e)	146,807	3,451,433
Westpac Banking Corp.	257,728	3,109,758

Banks—(Continued)
Zions Bancorp N.A.	5,760	168,307

		99,731,502

Beverages—0.9%
Anheuser-Busch InBev S.A.	54,373	2,934,924
Asahi Group Holdings, Ltd.	27,606	961,504
Brown-Forman Corp. - Class B (b)	6,417	483,328
Budweiser Brewing Co. APAC, Ltd. (144A)	122,855	358,884
Carlsberg A/S - Class B	7,633	1,027,784
Coca-Cola Amatil, Ltd.	36,165	246,591
Coca-Cola Bottlers Japan Holdings, Inc.	8,831	147,819
Coca-Cola Co. (The) (e)	137,210	6,774,058
Coca-Cola European Partners plc	14,646	568,411
Coca-Cola HBC AG	14,261	352,520
Constellation Brands, Inc. - Class A	5,975	1,132,322
Davide Campari-Milano NV	45,081	492,731
Diageo plc	166,763	5,713,000
Heineken Holding NV	8,221	639,797
Heineken NV	18,496	1,643,673
Ito En, Ltd.	3,819	272,465
Kirin Holdings Co., Ltd.	58,700	1,102,504
Molson Coors Beverage Co. - Class B	6,605	221,664
Monster Beverage Corp. (a)	13,240	1,061,848
PepsiCo, Inc.	49,225	6,822,585
Pernod-Ricard S.A.	15,152	2,418,109
Remy Cointreau S.A.	1,610	293,879
Suntory Beverage & Food, Ltd.	9,922	372,925
Treasury Wine Estates, Ltd.	51,375	329,640

		36,372,965

Biotechnology—0.8%
AbbVie, Inc.	62,514	5,475,601
Alexion Pharmaceuticals, Inc. (a)	7,800	892,554
Amgen, Inc.	20,869	5,304,065
Argenx SE (a)	3,207	844,763
BeiGene, Ltd. (ADR) (a) (b)	2,753	788,569
Biogen, Inc. (a)	5,830	1,653,854
CSL, Ltd.	32,388	6,673,283
Galapagos NV (a)	2,999	426,161
Genmab A/S (a)	4,643	1,685,930
Gilead Sciences, Inc.	44,443	2,808,353
Grifols S.A.	21,285	613,427
Incyte Corp. (a)	6,333	568,323
PeptiDream, Inc. (a)	6,706	315,093
Regeneron Pharmaceuticals, Inc. (a)	3,664	2,051,034
Vertex Pharmaceuticals, Inc. (a)	9,267	2,521,736

		32,622,746

Building Products—0.4%
A.O. Smith Corp.	4,760	251,328
AGC, Inc.	13,795	404,012
Allegion plc (b)	3,201	316,611
Assa Abloy AB - Class B	71,523	1,669,422
Carrier Global Corp.	28,852	881,140
Cie de Saint-Gobain (a)	36,925	1,550,326

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Daikin Industries, Ltd.	17,779	$3,278,281
Fortune Brands Home & Security, Inc. (b)	4,927	426,284
Geberit AG	2,643	1,566,057
Johnson Controls International plc	26,384	1,077,786
Kingspan Group plc (a)	10,978	998,484
LIXIL Group Corp.	19,004	382,103
Masco Corp.	9,275	511,331
Nibe Industrier AB - B Shares (a)	22,252	573,518
TOTO, Ltd.	10,103	463,547
Trane Technologies plc	8,465	1,026,381

		15,376,611

Capital Markets—1.3%
3i Group plc	69,437	891,331
Ameriprise Financial, Inc.	4,315	664,985
Amundi S.A. (144A) (a)	4,327	305,050
ASX, Ltd.	13,814	809,122
Bank of New York Mellon Corp. (The)	28,585	981,609
BlackRock, Inc.	5,540	3,122,067
Cboe Global Markets, Inc.	3,817	334,904
Charles Schwab Corp. (The)	40,645	1,472,568
CME Group, Inc.	12,685	2,122,327
Credit Suisse Group AG	173,276	1,734,278
Daiwa Securities Group, Inc.	103,077	432,636
Deutsche Bank AG (a)	140,110	1,181,311
Deutsche Boerse AG	13,558	2,381,044
E*Trade Financial Corp.	7,815	391,141
EQT AB (b)	17,001	329,033
Franklin Resources, Inc. (b)	9,841	200,264
Goldman Sachs Group, Inc. (The)	10,950	2,200,621
Hargreaves Lansdown plc	23,693	474,942
Hong Kong Exchanges and Clearing, Ltd.	85,499	4,018,827
Intercontinental Exchange, Inc.	19,380	1,938,969
Invesco, Ltd.	13,320	151,981
Japan Exchange Group, Inc.	36,360	1,017,517
Julius Baer Group, Ltd.	15,970	680,821
London Stock Exchange Group plc	22,461	2,569,554
Macquarie Group, Ltd.	24,024	2,063,598
Magellan Financial Group, Ltd.	9,105	371,094
MarketAxess Holdings, Inc.	1,354	652,073
Moody’s Corp.	5,725	1,659,391
Morgan Stanley	42,460	2,052,941
MSCI, Inc.	2,990	1,066,772
Nasdaq, Inc.	4,070	499,430
Natixis S.A. (a)	71,307	160,262
Nomura Holdings, Inc.	224,369	1,023,513
Northern Trust Corp.	7,290	568,401
Partners Group Holding AG	1,333	1,226,591
Raymond James Financial, Inc.	4,249	309,157
S&P Global, Inc.	8,615	3,106,569
SBI Holdings, Inc.	16,880	436,782
Schroders plc	8,870	309,129
Singapore Exchange, Ltd.	57,354	385,956
St. James’s Place plc	38,177	456,171
Standard Life Aberdeen plc	166,164	483,770
State Street Corp.	12,490	741,032

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	8,090	1,037,300
UBS Group AG	261,612	2,920,549

		51,937,383

Chemicals—1.4%
Air Liquide S.A.	33,760	5,357,148
Air Products & Chemicals, Inc.	7,845	2,336,712
Air Water, Inc.	13,116	177,432
Akzo Nobel NV	14,243	1,442,458
Albemarle Corp. (b)	3,688	329,265
Arkema S.A.	4,921	522,063
Asahi Kasei Corp.	89,523	781,481
BASF SE	65,542	3,991,128
Celanese Corp.	4,195	450,753
CF Industries Holdings, Inc.	7,500	230,325
Chr Hansen Holding A/S	7,527	836,552
Clariant AG	14,212	279,417
Corteva, Inc.	26,574	765,597
Covestro AG (144A)	12,405	615,930
Croda International plc	9,197	742,531
Daicel Corp.	17,765	128,031
Dow, Inc.	26,274	1,236,192
DuPont de Nemours, Inc.	25,974	1,441,038
Eastman Chemical Co.	4,780	373,414
Ecolab, Inc.	8,745	1,747,601
EMS-Chemie Holding AG (b)	584	524,005
Evonik Industries AG	14,964	387,672
FMC Corp.	4,540	480,831
Givaudan S.A.	658	2,835,997
ICL Group, Ltd.	50,254	177,409
International Flavors & Fragrances, Inc.	3,785	463,480
Johnson Matthey plc	13,810	417,618
JSR Corp.	14,522	344,444
Kansai Paint Co., Ltd.	12,645	314,079
Koninklijke DSM NV	12,299	2,026,824
Kuraray Co., Ltd.	22,790	221,333
LANXESS AG	5,928	340,219
Linde plc	18,637	4,438,029
LyondellBasell Industries NV - Class A	9,071	639,415
Mitsubishi Chemical Holdings Corp.	91,365	527,513
Mitsubishi Gas Chemical Co., Inc.	11,276	209,198
Mitsui Chemicals, Inc.	13,138	317,818
Mosaic Co. (The)	12,380	226,183
Nippon Paint Holdings Co., Ltd.	10,449	1,075,307
Nippon Sanso Holdings Corp.	10,816	167,190
Nissan Chemical Corp.	8,855	472,358
Nitto Denko Corp.	11,328	738,523
Novozymes A/S - B Shares	15,237	958,392
Orica, Ltd.	28,868	319,878
PPG Industries, Inc.	8,290	1,012,043
Sherwin-Williams Co. (The)	2,860	1,992,676
Shin-Etsu Chemical Co., Ltd.	25,272	3,298,550
Showa Denko KK	9,615	176,237
Sika AG	10,117	2,485,444
Solvay S.A.	5,288	454,737
Sumitomo Chemical Co., Ltd.	106,318	352,035

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Symrise AG	9,180	$1,269,978
Teijin, Ltd.	12,713	197,112
Toray Industries, Inc.	98,958	452,522
Tosoh Corp.	18,558	301,737
Umicore S.A.	14,066	585,684
Yara International ASA	12,635	486,497

		55,474,035

Commercial Services & Supplies—0.2%
Brambles, Ltd.	110,126	829,036
Cintas Corp.	3,030	1,008,475
Copart, Inc. (a)	7,265	763,987
Dai Nippon Printing Co., Ltd.	17,353	351,490
Park24 Co., Ltd.	7,743	124,995
Rentokil Initial plc (a)	131,967	908,230
Republic Services, Inc.	7,385	689,390
Rollins, Inc.	4,979	269,812
Secom Co., Ltd.	14,983	1,369,055
Securitas AB - B Shares (a)	22,344	341,956
Sohgo Security Services Co., Ltd.	5,097	242,876
Toppan Printing Co., Ltd.	18,716	263,611
Waste Management, Inc.	13,735	1,554,390

		8,717,303

Communications Equipment—0.3%
Arista Networks, Inc. (a)	1,956	404,755
Cisco Systems, Inc.	150,600	5,932,134
F5 Networks, Inc. (a)	2,185	268,253
Juniper Networks, Inc.	11,720	251,980
Motorola Solutions, Inc.	6,000	940,860
Nokia Oyj (a)	403,459	1,581,396
Telefonaktiebolaget LM Ericsson - B Shares	208,283	2,277,290

		11,656,668

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	19,370	438,870
Bouygues S.A.	16,262	563,782
CIMIC Group, Ltd. (a)	6,930	92,330
Eiffage S.A. (a)	5,944	484,457
Ferrovial S.A.	35,115	851,867
HOCHTIEF AG	1,764	137,323
Jacobs Engineering Group, Inc. (b)	4,550	422,104
JGC Holdings Corp.	15,716	163,239
Kajima Corp.	32,066	384,063
Obayashi Corp.	46,338	419,964
Quanta Services, Inc.	4,885	258,221
Shimizu Corp.	39,387	295,372
Skanska AB - B Shares (a)	24,274	511,457
Taisei Corp.	13,619	458,901
Vinci S.A.	36,770	3,067,017

		8,548,967

Construction Materials—0.2%
CRH plc	56,035	2,023,488
HeidelbergCement AG	10,619	651,385

Construction Materials—(Continued)
James Hardie Industries plc	31,612	752,956
LafargeHolcim, Ltd. (a)	37,359	1,702,954
Martin Marietta Materials, Inc.	2,212	520,616
Taiheiyo Cement Corp.	8,619	219,971
Vulcan Materials Co.	4,650	630,261

		6,501,631

Consumer Finance—0.1%
Acom Co., Ltd.	28,477	123,375
American Express Co.	23,380	2,343,845
Capital One Financial Corp.	16,165	1,161,617
Discover Financial Services	10,785	623,157
Synchrony Financial	18,987	496,890

		4,748,884

Containers & Packaging—0.1%
AMCOR plc	55,851	617,153
Avery Dennison Corp.	2,900	370,736
Ball Corp.	11,540	959,205
International Paper Co.	13,935	564,925
Packaging Corp. of America	3,299	359,756
Sealed Air Corp.	5,495	213,261
Smurfit Kappa Group plc	16,127	632,813
WestRock Co.	9,195	319,434

		4,037,283

Distributors—0.0%
Genuine Parts Co.	5,115	486,795
Jardine Cycle & Carriage, Ltd.	7,050	93,513
LKQ Corp. (a)	10,732	297,598

		877,906

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	5,120	131,464

Diversified Financial Services—0.6%
AMP, Ltd.	245,234	230,795
Berkshire Hathaway, Inc. - Class B (a)	69,050	14,703,507
Eurazeo S.A. (a)	2,805	151,810
EXOR NV	7,738	421,081
Groupe Bruxelles Lambert S.A.	5,757	518,885
Industrivarden AB - C Shares (a)	11,323	301,717
Investor AB - B Shares	32,503	2,119,452
Kinnevik AB - Class B	17,262	698,757
L E Lundbergforetagen AB - B Shares (a)	5,423	268,249
M&G plc	185,528	379,716
Mitsubishi UFJ Lease & Finance Co., Ltd.	28,766	133,046
ORIX Corp.	94,525	1,176,781
Sofina S.A.	1,099	299,833
Tokyo Century Corp.	3,072	167,174
Wendel S.A.	1,913	173,530

		21,744,333

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.9%
AT&T, Inc. (e)	252,941	$7,211,348
BT Group plc	634,672	806,550
Cellnex Telecom S.A. (144A) (b)	22,572	1,371,831
CenturyLink, Inc.	35,013	353,281
Deutsche Telekom AG	237,843	3,984,401
Elisa Oyj	10,149	598,203
HKT Trust & HKT, Ltd.	270,158	357,922
Iliad S.A.	1,055	194,087
Infrastrutture Wireless Italiane S.p.A. (144A)	17,126	189,906
Koninklijke KPN NV	254,926	599,426
Nippon Telegraph & Telephone Corp.	91,858	1,879,328
Orange S.A.	142,365	1,481,384
PCCW, Ltd.	302,979	181,078
Proximus SADP	10,854	198,134
Singapore Telecommunications, Ltd.	582,622	901,529
Spark New Zealand, Ltd.	131,091	408,832
Swisscom AG	1,848	980,275
Telecom Italia S.p.A.	596,689	238,763
Telecom Italia S.p.A. - Risparmio Shares	430,141	174,246
Telefonica Deutschland Holding AG	74,303	190,584
Telefonica S.A.	333,458	1,143,709
Telenor ASA	51,466	862,314
Telia Co. AB	180,234	741,190
Telstra Corp., Ltd.	297,045	592,562
TPG Telecom, Ltd. (a)	26,483	140,407
United Internet AG	7,314	279,874
Verizon Communications, Inc. (e)	146,920	8,740,271

		34,801,435

Electric Utilities—1.0%
Alliant Energy Corp.	8,844	456,793
American Electric Power Co., Inc.	17,550	1,434,361
AusNet Services	132,973	179,993
Chubu Electric Power Co., Inc.	45,977	559,231
Chugoku Electric Power Co., Inc. (The)	20,720	259,414
CK Infrastructure Holdings, Ltd.	47,287	221,289
CLP Holdings, Ltd.	117,186	1,092,323
Duke Energy Corp.	26,015	2,303,888
Edison International	13,345	678,460
EDP - Energias de Portugal S.A.	198,181	974,072
Electricite de France S.A.	44,294	468,593
Elia Group S.A.	2,204	220,054
Endesa S.A.	22,665	606,170
Enel S.p.A.	580,393	5,039,640
Entergy Corp.	7,025	692,173
Evergy, Inc.	7,986	405,849
Eversource Energy	11,865	991,321
Exelon Corp.	34,524	1,234,578
FirstEnergy Corp.	19,225	551,950
Fortum Oyj	31,694	641,485
HK Electric Investments & HK Electric Investments, Ltd.	189,164	195,371
Iberdrola S.A.	423,892	5,217,192
Kansai Electric Power Co., Inc. (The)	50,240	487,004
Kyushu Electric Power Co., Inc.	27,070	245,879
Mercury NZ, Ltd.	48,606	164,007
NextEra Energy, Inc.	17,345	4,814,278

Electric Utilities—(Continued)
NRG Energy, Inc.	8,605	264,518
Orsted A/S (144A)	13,499	1,861,983
Pinnacle West Capital Corp.	3,950	294,473
Power Assets Holdings, Ltd.	98,995	520,659
PPL Corp.	27,215	740,520
Red Electrica Corp. S.A.	30,889	579,584
Southern Co. (The)	37,495	2,032,979
SSE plc	73,496	1,144,236
Terna Rete Elettrica Nazionale S.p.A.	100,402	703,440
Tohoku Electric Power Co., Inc.	30,502	305,643
Tokyo Electric Power Co. Holdings, Inc. (a)	103,208	283,750
Verbund AG	4,859	265,283
Xcel Energy, Inc.	18,610	1,284,276

		40,416,712

Electrical Equipment—0.6%
ABB, Ltd.	131,510	3,333,120
AMETEK, Inc.	8,067	801,860
Eaton Corp. plc	14,138	1,442,500
Emerson Electric Co.	21,195	1,389,756
Fuji Electric Co., Ltd.	9,055	286,095
Legrand S.A.	19,049	1,520,751
Melrose Industries plc (a)	346,683	511,506
Mitsubishi Electric Corp.	130,240	1,758,343
Nidec Corp.	31,913	2,967,942
Prysmian S.p.A.	17,221	500,739
Rockwell Automation, Inc. (b)	4,145	914,719
Schneider Electric SE	39,453	4,896,709
Siemens Energy AG (a)	27,295	736,046
Siemens Gamesa Renewable Energy S.A.	17,012	458,536
Vestas Wind Systems A/S	14,193	2,296,519

		23,815,141

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	10,470	1,133,587
CDW Corp.	5,056	604,344
Corning, Inc.	26,940	873,125
FLIR Systems, Inc.	4,605	165,089
Halma plc	27,091	816,533
Hamamatsu Photonics KK	10,009	504,328
Hexagon AB - B Shares (a)	20,082	1,517,717
Hirose Electric Co., Ltd.	2,328	299,734
Hitachi, Ltd.	69,024	2,332,300
Ingenico Group S.A. (a) (b)	4,319	668,302
IPG Photonics Corp. (a)	1,281	217,732
Keyence Corp.	13,016	6,066,011
Keysight Technologies, Inc. (a)	6,630	654,911
Kyocera Corp.	22,904	1,308,688
Murata Manufacturing Co., Ltd.	40,992	2,644,881
Omron Corp.	13,245	1,031,697
Shimadzu Corp.	15,845	483,380
TDK Corp.	9,247	1,011,195
TE Connectivity, Ltd.	11,700	1,143,558
Venture Corp., Ltd.	19,647	278,574
Yokogawa Electric Corp.	16,293	258,842

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Zebra Technologies Corp. - Class A (a)	1,903	$480,431

		24,494,959

Energy Equipment & Services—0.0%
Baker Hughes Co. (b)	23,225	308,660
Halliburton Co.	31,150	375,358
National Oilwell Varco, Inc. (b)	13,705	124,167
Schlumberger, Ltd.	49,237	766,128
TechnipFMC plc	14,936	94,246
Tenaris S.A.	33,697	167,970

		1,836,529

Entertainment—0.7%
Activision Blizzard, Inc.	27,304	2,210,259
Bollore S.A.	62,971	235,044
Electronic Arts, Inc. (a)	10,180	1,327,574
Konami Holdings Corp.	6,656	288,508
Live Nation Entertainment, Inc. (a) (b)	5,042	271,663
Netflix, Inc. (a)	15,681	7,840,970
Nexon Co., Ltd.	34,575	858,664
Nintendo Co., Ltd.	7,986	4,539,884
Square Enix Holdings Co., Ltd.	6,557	435,950
Take-Two Interactive Software, Inc. (a)	4,027	665,341
Toho Co., Ltd.	7,984	329,095
UBISOFT Entertainment S.A. (a)	6,457	583,514
Vivendi S.A.	59,171	1,649,225
Walt Disney Co. (The)	64,071	7,949,930

		29,185,621

Equity Real Estate Investment Trusts—4.1%
Aberdeen Standard European Logistics Income plc (144A)	26,100	36,009
Acadia Realty Trust (b)	9,455	99,277
Activia Properties, Inc.	78	296,624
Advance Residence Investment Corp.	145	428,324
Aedifica S.A.	3,119	380,685
AEON REIT Investment Corp.	175	201,976
Agree Realty Corp. (b)	5,950	378,658
Alexander’s, Inc. (b)	234	57,381
Alexandria Real Estate Equities, Inc.	18,541	2,966,560
Allied Properties Real Estate Investment Trust	13,720	369,391
Alstria Office REIT-AG	20,000	278,277
American Assets Trust, Inc.	5,600	134,904
American Campus Communities, Inc. (b)	15,377	536,965
American Finance Trust, Inc. (b)	12,150	76,181
American Homes 4 Rent - Class A (b)	29,124	829,452
American Tower Corp.	15,745	3,806,039
Americold Realty Trust (b)	22,858	817,173
Apartment Investment & Management Co. - Class A (b)	21,826	735,973
Apple Hospitality REIT, Inc.	23,500	225,835
Armada Hoffler Properties, Inc.	6,400	59,264
Artis Real Estate Investment Trust	13,150	78,512
Ascencio	600	29,404
Ascendas Real Estate Investment Trust	550,364	1,313,907
Ascott Residence Trust	200,200	131,490
Assura plc	294,245	292,350

Equity Real Estate Investment Trusts—(Continued)
AvalonBay Communities, Inc.	20,838	3,111,947
Befimmo S.A.	2,400	107,287
Big Yellow Group plc	18,150	243,290
BMO Commercial Property Trust, Ltd.	59,269	49,433
BMO Real Estate Investment, Ltd.	26,992	17,982
Boardwalk Real Estate Investment Trust	4,250	87,614
Boston Properties, Inc.	22,612	1,815,744
Brandywine Realty Trust	18,876	195,178
British Land Co. plc (The)	166,925	725,727
Brixmor Property Group, Inc.	33,227	388,424
Brookfield Property REIT, Inc. - Class A (b)	5,124	62,718
BWP Trust	54,768	158,773
Camden Property Trust (b)	10,616	944,612
Canadian Apartment Properties	19,100	666,287
Capital & Counties Properties plc	82,453	118,793
CapitaLand Commercial Trust, Ltd.	499,532	604,708
CapitaLand Mall Trust	454,249	646,771
CareTrust REIT, Inc.	10,650	189,517
Carmila S.A.	4,350	39,531
CDL Hospitality Trusts	88,632	68,748
Champion REIT	221,906	110,094
Charter Hall Long Wale REIT	48,550	174,853
Charter Hall Retail REIT	54,273	130,957
Choice Properties Real Estate Investment Trust	28,718	275,631
Civitas Social Housing plc	70,000	95,122
Cofinimmo S.A.	3,045	457,277
Colony Capital, Inc. (b)	53,600	146,328
Columbia Property Trust, Inc. (b)	12,750	139,102
Comforia Residential REIT, Inc.	69	201,691
Cominar Real Estate Investment Trust	18,881	104,079
Community Healthcare Trust, Inc.	2,400	112,224
Corporate Office Properties Trust	12,600	298,872
Cousins Properties, Inc. (b)	16,609	474,851
Covivio	9,055	639,170
Crombie Real Estate Investment Trust	10,350	102,369
Cromwell Property Group	171,307	105,223
Crown Castle International Corp.	14,810	2,465,865
CubeSmart	21,677	700,384
Custodian REIT plc	43,613	50,011
CyrusOne, Inc.	13,100	917,393
Daiwa House REIT Investment Corp.	367	939,790
Daiwa Office Investment Corp.	31	177,908
Daiwa Securities Living Investments Corp.	211	218,074
Derwent London plc	11,350	376,852
Dexus	201,245	1,284,326
DiamondRock Hospitality Co.	22,250	112,807
Digital Realty Trust, Inc. (b)	39,589	5,810,082
Diversified Healthcare Trust	26,450	93,104
Douglas Emmett, Inc.	18,640	467,864
Dream Industrial Real Estate Investment Trust	17,050	144,820
Dream Office Real Estate Investment Trust	4,800	65,428
Duke Realty Corp.	54,376	2,006,474
Easterly Government Properties, Inc.	8,925	200,009
EastGroup Properties, Inc.	4,329	559,870
Empire State Realty Trust, Inc. - Class A (b)	16,129	98,709
Empiric Student Property plc	66,003	51,938
EPR Properties	8,297	228,167

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Equinix, Inc.	3,217	$2,445,338
Equity Commonwealth	13,100	348,853
Equity LifeStyle Properties, Inc.	19,516	1,196,331
Equity Residential	53,683	2,755,548
Essential Properties Realty Trust, Inc.	10,300	188,696
Essex Property Trust, Inc.	9,649	1,937,423
Eurocommercial Properties NV	5,400	62,427
Extra Space Storage, Inc. (b)	18,744	2,005,421
Federal Realty Investment Trust	10,841	796,163
First Capital Real Estate Investment Trust	24,250	236,026
First Industrial Realty Trust, Inc.	14,150	563,170
Fortune Real Estate Investment Trust	151,580	127,016
Four Corners Property Trust, Inc.	7,850	200,881
Franklin Street Properties Corp.	11,550	42,273
Frasers Centrepoint Trust	79,750	140,551
Frasers Logistics & Industrial Trust	280,400	285,939
Frontier Real Estate Investment Corp.	52	177,284
Fukuoka REIT Corp.	81	104,981
Gaming and Leisure Properties, Inc.	23,414	864,679
GCP Student Living plc	51,204	81,432
Gecina S.A.	9,096	1,203,402
Getty Realty Corp.	3,815	99,228
Global Net Lease, Inc.	10,050	159,795
Global One Real Estate Investment Corp.	108	104,251
GLP J-REIT	682	1,052,821
Goodman Group	117,427	1,511,292
Goodman Property Trust	122,450	190,827
GPT Group (The)	358,533	1,004,774
Granite Real Estate Investment Trust	6,500	377,245
Great Portland Estates plc	28,530	220,167
H&R Real Estate Investment Trust	31,465	228,506
Hamborner REIT AG (a)	7,850	80,244
Hammerson plc (a)	430,625	90,493
Healthcare Realty Trust, Inc.	15,060	453,607
Healthcare Trust of America, Inc. - Class A (b)	24,375	633,750
Healthpeak Properties, Inc.	79,592	2,160,923
Hibernia REIT plc	77,166	90,195
Highwoods Properties, Inc.	11,550	387,733
Host Hotels & Resorts, Inc.	103,480	1,116,549
Hudson Pacific Properties, Inc. (b)	16,863	369,806
Hulic REIT, Inc.	130	172,240
Icade	5,712	320,627
Ichigo Office REIT Investment Corp.	133	97,137
Immobiliare Grande Distribuzione SIIQ S.p.A.	7,359	25,569
Impact Healthcare Reit plc	26,500	33,734
Independence Realty Trust, Inc.	10,550	122,274
Industrial & Infrastructure Fund Investment Corp.	212	363,276
Industrial Logistics Properties Trust	7,200	157,464
Inmobiliaria Colonial Socimi S.A.	36,584	302,285
Innovative Industrial Properties, Inc.	2,400	297,864
InterRent Real Estate Investment Trust	12,600	119,229
Intervest Offices & Warehouses NV	2,550	67,444
Invesco Office J-REIT, Inc.	978	135,933
Investors Real Estate Trust	1,441	93,910
Invincible Investment Corp.	549	163,495
Invitation Homes, Inc.	62,978	1,762,754
Irish Residential Properties REIT plc	49,297	81,459

Equity Real Estate Investment Trusts—(Continued)
Iron Mountain, Inc. (b)	10,149	271,892
Japan Excellent, Inc.	139	162,536
Japan Hotel REIT Investment Corp.	502	247,870
Japan Logistics Fund, Inc.	97	278,244
Japan Prime Realty Investment Corp.	154	478,224
Japan Real Estate Investment Corp.	240	1,227,087
Japan Retail Fund Investment Corp.	480	743,299
JBG SMITH Properties	13,675	365,669
Kenedix Office Investment Corp.	43	258,092
Kenedix Residential Next Investment Corp.	105	185,904
Kenedix Retail REIT Corp.	60	120,540
Keppel DC REIT	136,557	291,850
Keppel REIT	221,032	174,064
Killam Apartment Real Estate Investment Trust	10,850	141,456
Kilroy Realty Corp.	12,913	670,959
Kimco Realty Corp.	61,642	694,089
Kite Realty Group Trust (b)	9,262	107,254
Kiwi Property Group, Ltd.	176,770	124,441
Klepierre (b)	35,082	492,167
Land Securities Group plc	130,512	878,809
Lar Espana Real Estate Socimi S.A.	6,850	31,513
LaSalle Logiport REIT	183	305,594
Leasinvest Real Estate SCA	276	26,201
Lexington Realty Trust	30,500	318,725
Life Storage, Inc.	5,266	554,352
Link REIT	378,979	3,097,921
LondonMetric Property plc	98,926	282,889
LTC Properties, Inc. (b)	4,300	149,898
LXI REIT plc	58,652	81,569
Macerich Co. (The) (b)	16,710	113,461
Mack-Cali Realty Corp. (b)	9,657	121,871
Manulife US Real Estate Investment Trust	160,300	119,077
Mapletree Commercial Trust	399,778	572,126
Mapletree Industrial Trust	184,157	434,899
Mapletree Logistics Trust	476,474	715,757
MCUBS MidCity Investment Corp.	186	143,694
Medical Properties Trust, Inc.	58,361	1,028,904
Mercialys S.A.	6,900	38,040
Merlin Properties Socimi S.A.	37,338	310,938
Mid-America Apartment Communities, Inc.	16,853	1,954,105
Mirvac Group	723,548	1,133,201
Mitsubishi Estate Logistics REIT Investment Corp.	33	136,367
Mitsui Fudosan Logistics Park, Inc.	46	219,944
Monmouth Real Estate Investment Corp. (b)	10,550	146,117
Montea CVA	1,450	171,629
Mori Hills REIT Investment Corp.	173	224,656
Mori Trust Sogo REIT, Inc.	111	140,534
National Health Investors, Inc.	4,800	289,296
National Retail Properties, Inc. (b)	19,216	663,144
National Storage Affiliates Trust	7,000	228,970
National Storage REIT	110,000	143,264
NewRiver REIT plc	34,011	21,663
NexPoint Residential Trust, Inc.	2,400	106,440
Nippon Accommodations Fund, Inc.	50	288,657
Nippon Building Fund, Inc.	233	1,322,756
Nippon Prologis REIT, Inc.	389	1,313,489
NIPPON REIT Investment Corp.	49	167,216

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Nomura Real Estate Master Fund, Inc.	806	$1,013,338
Northview Apartment Real Estate Investment Trust	5,400	146,076
NorthWest Healthcare Properties Real Estate Investment Trust	16,800	143,328
NSI NV	2,071	72,835
Office Properties Income Trust (b)	5,331	110,458
Omega Healthcare Investors, Inc. (b)	25,270	756,584
Orix JREIT, Inc.	483	745,115
Paramount Group, Inc.	21,224	150,266
Park Hotels & Resorts, Inc. (b)	26,346	263,197
Parkway Life Real Estate Investment Trust	43,550	132,401
Pebblebrook Hotel Trust (b)	14,511	181,823
Physicians Realty Trust (b)	23,269	416,748
Picton Property Income, Ltd. (The)	61,356	49,523
Piedmont Office Realty Trust, Inc. - Class A	14,050	190,658
Precinct Properties New Zealand, Ltd.	118,900	132,945
Premier Investment Corp.	142	165,711
Primary Health Properties plc	146,113	279,452
ProLogis, Inc.	109,037	10,971,303
PS Business Parks, Inc.	2,250	275,377
Public Storage	22,347	4,977,124
QTS Realty Trust, Inc. - Class A (b)	6,850	431,687
RDI REIT plc	29,999	34,083
Realty Income Corp.	50,836	3,088,287
Regency Centers Corp.	24,841	944,455
Regional REIT, Ltd. (144A)	41,388	34,949
Retail Estates NV	1,127	73,464
Retail Opportunity Investments Corp.	12,885	134,197
Retail Properties of America, Inc. - Class A (b)	23,900	138,859
Rexford Industrial Realty, Inc.	13,850	633,776
RioCan Real Estate Investment Trust	35,614	376,053
RLJ Lodging Trust	18,295	158,435
RPT Realty	8,978	48,840
Ryman Hospitality Properties, Inc.	5,636	207,405
Sabra Health Care REIT, Inc.	22,905	315,745
Safehold, Inc. (b)	1,950	121,095
Safestore Holdings plc	23,040	231,320
SBA Communications Corp.	3,972	1,265,003
Scentre Group	958,186	1,516,140
Schroder Real Estate Investment Trust, Ltd.	58,349	24,309
Segro plc	212,157	2,550,357
Sekisui House REIT, Inc.	452	334,235
Service Properties Trust	18,300	145,485
Shaftesbury plc	25,050	160,785
Shopping Centres Australasia Property Group	120,637	185,311
Simon Property Group, Inc. (b)	45,025	2,912,217
SITE Centers Corp. (b)	17,075	122,940
SL Green Realty Corp. (b)	10,838	502,558
SmartCentres Real Estate Investment Trust	14,650	220,044
Spirit Realty Capital, Inc.	11,561	390,184
STAG Industrial, Inc. (b)	16,735	510,250
Standard Life Investment Property Income Trust, Ltd.	45,774	27,425
Stockland	438,614	1,191,433
STORE Capital Corp.	26,162	717,624
Summit Hotel Properties, Inc.	11,500	59,570
Summit Industrial Income REIT	14,000	135,001
Sun Communities, Inc.	10,871	1,528,571
Sunstone Hotel Investors, Inc.	23,956	190,211

Equity Real Estate Investment Trusts—(Continued)
Suntec Real Estate Investment Trust	372,499	398,747
Tanger Factory Outlet Centers, Inc. (b)	10,100	60,903
Target Healthcare REIT plc	51,461	69,704
Taubman Centers, Inc.	6,700	223,043
Terreno Realty Corp. (b)	7,450	407,962
Tokyu REIT, Inc.	99	138,823
Triple Point Social Housing REIT plc (144A)	35,753	49,411
Tritax Big Box REIT plc	192,085	384,472
Tritax EuroBox plc (144A)	47,600	53,919
UDR, Inc. (b)	43,334	1,413,122
UK Commercial Property Trust, Ltd.	82,822	72,791
Unibail-Rodamco-Westfield	25,068	924,972
UNITE Group plc (The) (a)	35,850	388,714
United Urban Investment Corp.	544	606,689
Universal Health Realty Income Trust	1,426	81,268
Urban Edge Properties	12,950	125,874
Vastned Retail NV	1,907	50,929
Ventas, Inc.	55,122	2,312,919
VEREIT, Inc.	121,215	787,897
VICI Properties, Inc.	60,012	1,402,480
Vicinity Centres	666,084	658,190
Vornado Realty Trust (b)	25,295	852,694
Warehouses De Pauw CVA	15,019	546,579
Washington Real Estate Investment Trust	9,194	185,075
Weingarten Realty Investors	13,608	230,792
Welltower, Inc.	61,796	3,404,342
Wereldhave Belgium NV (a)	250	12,749
Wereldhave NV	4,500	41,135
Weyerhaeuser Co.	26,492	755,552
Workspace Group plc	15,000	104,101
WP Carey, Inc.	19,201	1,251,137
WPT Industrial Real Estate Investment Trust	5,993	76,111
Xenia Hotels & Resorts, Inc.	12,600	110,628
Xior Student Housing NV	1,733	112,722

		161,920,481

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	46,665	1,254,429
Carrefour S.A.	43,204	691,533
Coles Group, Ltd.	95,188	1,160,926
Colruyt S.A.	3,951	256,377
Cosmos Pharmaceutical Corp.	1,427	248,224
Costco Wholesale Corp.	15,695	5,571,725
Dairy Farm International Holdings, Ltd.	24,011	90,886
FamilyMart Co., Ltd. (b)	18,084	408,966
ICA Gruppen AB (b)	7,176	364,795
J Sainsbury plc	126,328	310,558
Jeronimo Martins SGPS S.A.	17,962	288,582
Kobe Bussan Co., Ltd.	4,392	241,485
Koninklijke Ahold Delhaize NV	78,547	2,324,647
Kroger Co. (The)	27,860	944,733
Lawson, Inc.	3,578	170,458
METRO AG	12,849	128,331
Seven & i Holdings Co., Ltd.	53,767	1,662,100
Sundrug Co., Ltd.	5,109	192,353
Sysco Corp.	17,945	1,116,538

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Tesco plc	698,861	$1,915,987
Tsuruha Holdings, Inc.	2,636	373,058
Walgreens Boots Alliance, Inc. (b)	26,095	937,332
Walmart, Inc. (e)	50,274	7,033,835
Welcia Holdings Co., Ltd.	6,730	295,892
WM Morrison Supermarkets plc	171,616	376,727
Woolworths Group, Ltd.	90,000	2,352,936

		30,713,413

Food Products—1.2%
a2 Milk Co., Ltd. (a)	52,512	534,832
Ajinomoto Co., Inc.	33,309	684,752
Archer-Daniels-Midland Co.	19,655	913,761
Associated British Foods plc	25,422	612,386
Barry Callebaut AG	215	478,045
Calbee, Inc.	6,212	204,788
Campbell Soup Co. (b)	5,990	289,736
Chocoladefabriken Lindt & Spruengli AG	8	711,957
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	76	641,442
Conagra Brands, Inc.	17,240	615,640
Danone S.A.	44,065	2,850,173
General Mills, Inc.	21,460	1,323,653
Hershey Co. (The)	5,165	740,351
Hormel Foods Corp.	9,910	484,500
J.M. Smucker Co. (The) (b)	3,985	460,347
Kellogg Co.	8,855	571,945
Kerry Group plc - Class A	11,336	1,455,238
Kikkoman Corp.	10,376	575,805
Kraft Heinz Co. (The)	22,123	662,584
Lamb Weston Holdings, Inc. (b)	5,148	341,158
McCormick & Co., Inc.	4,370	848,217
MEIJI Holdings Co., Ltd.	8,171	624,294
Mondelez International, Inc. - Class A	50,660	2,910,417
Mowi ASA	31,365	556,391
Nestle S.A.	212,366	25,194,910
NH Foods, Ltd.	5,877	262,271
Nisshin Seifun Group, Inc.	14,117	225,093
Nissin Foods Holdings Co., Ltd.	4,525	425,354
Orkla ASA	53,596	542,399
Toyo Suisan Kaisha, Ltd.	6,329	334,479
Tyson Foods, Inc. - Class A	10,450	621,566
WH Group, Ltd. (144A)	683,117	556,006
Wilmar International, Ltd.	137,083	444,073
Yakult Honsha Co., Ltd.	8,544	474,049
Yamazaki Baking Co., Ltd.	8,645	150,991

		49,323,603

Gas Utilities—0.1%
APA Group	84,196	624,304
Atmos Energy Corp. (b)	4,265	407,691
Enagas S.A.	17,760	409,169
Hong Kong & China Gas Co., Ltd.	820,010	1,178,402
Naturgy Energy Group S.A.	21,068	422,444
Osaka Gas Co., Ltd.	26,760	521,363
Snam S.p.A.	145,352	747,370
Toho Gas Co., Ltd.	5,275	261,509

Gas Utilities—(Continued)
Tokyo Gas Co., Ltd.	26,836	613,107

		5,185,359

Health Care Equipment & Supplies—1.6%
Abbott Laboratories	62,770	6,831,259
ABIOMED, Inc. (a)	1,572	435,538
Alcon, Inc. (a)	35,087	1,992,031
Align Technology, Inc. (a)	2,599	850,809
Ambu A/S - Class B	11,650	329,845
Asahi Intecc Co., Ltd.	13,937	437,791
Baxter International, Inc.	18,000	1,447,560
Becton Dickinson & Co.	10,457	2,433,135
BioMerieux	2,956	462,732
Boston Scientific Corp. (a)	50,680	1,936,483
Carl Zeiss Meditec AG	2,872	363,494
Cochlear, Ltd.	4,575	650,275
Coloplast A/S - Class B	8,477	1,340,621
Cooper Cos., Inc. (The)	1,776	598,725
Danaher Corp.	22,360	4,814,779
Demant A/S (a)	7,876	247,759
DENTSPLY SIRONA, Inc.	7,707	337,027
DexCom, Inc. (a)	3,298	1,359,534
DiaSorin S.p.A.	1,796	362,005
Edwards Lifesciences Corp. (a)	21,980	1,754,444
Fisher & Paykel Healthcare Corp., Ltd.	40,999	902,462
GN Store Nord A/S	9,136	691,276
Hologic, Inc. (a)	9,163	609,065
Hoya Corp.	26,999	3,043,318
IDEXX Laboratories, Inc. (a)	2,991	1,175,792
Intuitive Surgical, Inc. (a)	4,160	2,951,686
Koninklijke Philips NV (a)	65,288	3,075,733
Medtronic plc	47,579	4,944,410
Microport Scientific Corp.	51,900	207,511
Olympus Corp.	83,153	1,726,024
ResMed, Inc.	5,183	888,522
Siemens Healthineers AG (144A)	19,303	866,776
Smith & Nephew plc	62,411	1,216,164
Sonova Holding AG (a)	3,932	997,105
STERIS plc	3,036	534,913
Straumann Holding AG	736	740,464
Stryker Corp.	11,470	2,390,004
Sysmex Corp.	11,944	1,139,865
Teleflex, Inc.	1,645	559,991
Terumo Corp.	46,069	1,835,459
Varian Medical Systems, Inc. (a)	3,225	554,700
West Pharmaceutical Services, Inc.	2,636	724,636
Zimmer Biomet Holdings, Inc.	7,335	998,587

		61,760,309

Health Care Providers & Services—0.8%
Alfresa Holdings Corp.	13,416	293,491
AmerisourceBergen Corp.	5,185	502,530
Anthem, Inc.	8,980	2,411,938
Cardinal Health, Inc.	10,330	484,993
Centene Corp. (a)	20,477	1,194,423
Chartwell Retirement Residences	24,100	182,802

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cigna Corp.	13,146	$2,227,064
CVS Health Corp.	46,399	2,709,702
DaVita, Inc. (a) (b)	2,930	250,955
Fresenius Medical Care AG & Co. KGaA	15,207	1,284,047
Fresenius SE & Co. KGaA	29,830	1,357,849
HCA Healthcare, Inc.	9,269	1,155,659
Henry Schein, Inc. (a)	5,006	294,253
Humana, Inc.	4,700	1,945,283
Laboratory Corp. of America Holdings (a)	3,425	644,825
McKesson Corp.	5,755	857,092
Medipal Holdings Corp.	13,086	262,031
NMC Health plc (a) (c) (d)	8,180	0
Orpea (a)	3,688	418,867
Quest Diagnostics, Inc.	4,705	538,675
Ramsay Health Care, Ltd.	12,759	605,252
Ryman Healthcare, Ltd.	28,543	266,954
Sonic Healthcare, Ltd.	32,204	766,146
Suzuken Co., Ltd.	4,793	182,683
UnitedHealth Group, Inc.	33,700	10,506,649
Universal Health Services, Inc. - Class B	2,700	288,954

		31,633,117

Health Care Technology—0.1%
Cerner Corp.	10,760	777,840
M3, Inc.	31,477	1,954,467

		2,732,307

Hotels, Restaurants & Leisure—0.7%
Accor S.A. (a)	13,520	378,148
Aristocrat Leisure, Ltd.	41,009	884,383
Carnival Corp. (b)	16,820	255,328
Chipotle Mexican Grill, Inc. (a)	915	1,137,995
Compass Group plc	127,286	1,910,710
Crown Resorts, Ltd.	26,577	167,848
Darden Restaurants, Inc.	4,575	460,885
Domino’s Pizza, Inc.	1,383	588,162
Evolution Gaming Group AB (144A)	9,072	599,661
Flutter Entertainment plc (a)	11,013	1,745,060
Galaxy Entertainment Group, Ltd.	154,665	1,046,829
Genting Singapore, Ltd.	431,513	212,005
GVC Holdings plc (a)	41,584	523,400
Hilton Worldwide Holdings, Inc.	9,808	836,819
InterContinental Hotels Group plc (a)	12,340	647,862
La Francaise des Jeux SAEM (144A)	6,133	225,250
Las Vegas Sands Corp.	11,842	552,548
Marriott International, Inc. - Class A	9,507	880,158
McDonald’s Corp.	26,440	5,803,316
McDonald’s Holdings Co. Japan, Ltd.	4,743	230,726
Melco Resorts & Entertainment, Ltd. (ADR)	15,590	259,573
MGM Resorts International (b)	17,504	380,712
Norwegian Cruise Line Holdings, Ltd. (a) (b)	9,027	154,452
Oriental Land Co., Ltd.	14,274	1,999,683
Pandox AB (a)	9,936	114,051
Royal Caribbean Cruises, Ltd.	6,014	389,286
Sands China, Ltd.	173,154	673,793
SJM Holdings, Ltd.	141,547	167,163

Hotels, Restaurants & Leisure—(Continued)
Sodexo S.A.	6,313	449,567
Starbucks Corp.	41,386	3,555,885
Tabcorp Holdings, Ltd.	157,662	378,368
Whitbread plc (a)	15,565	424,541
Wynn Macau, Ltd. (a)	111,257	178,097
Wynn Resorts, Ltd.	3,350	240,564
Yum! Brands, Inc.	10,640	971,432

		29,424,260

Household Durables—0.5%
Barratt Developments plc	72,664	444,292
Berkeley Group Holdings plc	8,983	488,711
Casio Computer Co., Ltd.	13,862	223,813
DR Horton, Inc.	11,650	881,089
Electrolux AB - Series B	16,094	375,120
Garmin, Ltd.	5,070	480,940
Husqvarna AB - B Shares	29,820	328,344
Iida Group Holdings Co., Ltd.	10,505	212,394
Leggett & Platt, Inc. (b)	4,680	192,676
Lennar Corp. - Class A	9,695	791,888
Mohawk Industries, Inc. (a)	2,060	201,035
Newell Brands, Inc. (b)	13,495	231,574
Nikon Corp.	21,454	144,956
NVR, Inc. (a)	170	694,130
Panasonic Corp.	157,561	1,334,673
Persimmon plc	22,757	722,794
PulteGroup, Inc.	8,880	411,055
Rinnai Corp.	2,578	251,866
SEB S.A.	1,615	262,699
Sekisui Chemical Co., Ltd.	25,930	414,507
Sekisui House, Ltd.	44,358	784,505
Sharp Corp.	15,197	188,284
Sony Corp.	90,845	6,948,272
Taylor Wimpey plc	234,311	326,045
Whirlpool Corp.	2,230	410,075

		17,745,737

Household Products—0.7%
Church & Dwight Co., Inc.	8,702	815,464
Clorox Co. (The)	4,415	927,901
Colgate-Palmolive Co.	30,350	2,341,503
Essity AB - Class B (a)	43,278	1,462,399
Henkel AG & Co. KGaA	7,415	694,549
Kimberly-Clark Corp.	12,035	1,777,088
Lion Corp.	16,008	329,215
Pigeon Corp.	8,247	368,455
Procter & Gamble Co. (The) (e)	87,906	12,218,055
Reckitt Benckiser Group plc	50,647	4,937,735
Unicharm Corp.	28,796	1,286,432

		27,158,796

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	23,585	427,124
Electric Power Development Co., Ltd.	9,796	151,168
Meridian Energy, Ltd.	91,447	298,293

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Uniper SE	14,363	$464,065

		1,340,650

Industrial Conglomerates—0.6%
3M Co.	20,445	3,274,880
CK Hutchison Holdings, Ltd.	192,626	1,167,869
DCC plc	7,021	541,073
General Electric Co.	310,572	1,934,864
Honeywell International, Inc.	24,860	4,092,205
Investment AB Latour - B Shares	10,564	247,675
Jardine Matheson Holdings, Ltd.	15,684	622,502
Jardine Strategic Holdings, Ltd.	15,815	313,319
Keihan Holdings Co., Ltd.	6,865	284,710
Keppel Corp., Ltd.	103,808	340,500
Roper Technologies, Inc.	3,690	1,457,956
Siemens AG	54,590	6,902,670
Smiths Group plc	28,273	497,064
Toshiba Corp.	27,598	702,484

		22,379,771

Insurance—1.6%
Admiral Group plc	13,622	459,434
Aegon NV	127,688	331,616
Aflac, Inc.	25,470	925,835
Ageas SA	12,740	519,919
AIA Group, Ltd.	862,660	8,498,218
Allianz SE	29,769	5,710,247
Allstate Corp. (The)	11,065	1,041,659
American International Group, Inc.	30,571	841,620
Aon plc - Class A	8,180	1,687,534
Arthur J. Gallagher & Co.	6,642	701,262
Assicurazioni Generali S.p.A.	78,413	1,104,326
Assurant, Inc.	2,105	255,358
Aviva plc	279,853	1,029,070
AXA S.A.	138,020	2,547,895
Baloise Holding AG	3,308	486,608
Chubb, Ltd.	15,967	1,854,088
Cincinnati Financial Corp. (b)	5,310	414,021
CNP Assurances (a)	12,249	153,077
Dai-ichi Life Holdings, Inc.	76,968	1,086,273
Direct Line Insurance Group plc	98,119	341,544
Everest Re Group, Ltd.	1,428	282,087
Gjensidige Forsikring ASA	14,271	289,705
Globe Life, Inc.	3,455	276,055
Hannover Rueck SE	4,302	666,893
Hartford Financial Services Group, Inc. (The)	12,640	465,910
Insurance Australia Group, Ltd.	164,915	519,005
Japan Post Holdings Co., Ltd.	112,391	766,612
Japan Post Insurance Co., Ltd.	16,058	252,660
Legal & General Group plc	425,691	1,031,669
Lincoln National Corp. (b)	6,840	214,297
Loews Corp.	8,540	296,765
Mapfre S.A.	76,914	120,433
Marsh & McLennan Cos., Inc.	18,050	2,070,335
Medibank Private, Ltd.	196,524	354,014
MetLife, Inc. (f)	27,375	1,017,529

Insurance—(Continued)
MS&AD Insurance Group Holdings, Inc.	31,752	860,008
Muenchener Rueckversicherungs-Gesellschaft AG	10,298	2,614,655
NN Group NV	20,838	782,713
Poste Italiane S.p.A. (144A)	37,281	330,245
Principal Financial Group, Inc.	8,975	361,423
Progressive Corp. (The)	20,705	1,960,142
Prudential Financial, Inc.	13,930	884,834
Prudential plc	185,629	2,650,178
QBE Insurance Group, Ltd.	103,532	640,747
RSA Insurance Group plc	73,618	428,251
Sampo Oyj - A Shares	33,612	1,329,753
SCOR SE (a)	11,314	313,475
Sompo Holdings, Inc.	23,976	830,485
Suncorp Group, Ltd.	89,981	546,609
Swiss Life Holding AG	2,277	860,302
Swiss Re AG	21,027	1,556,333
T&D Holdings, Inc.	38,395	379,716
Tokio Marine Holdings, Inc.	45,598	1,996,836
Travelers Cos., Inc. (The)	8,980	971,546
Tryg A/S	8,624	271,814
Unum Group	7,195	121,092
W.R. Berkley Corp.	4,968	303,793
Willis Towers Watson plc	4,567	953,681
Zurich Insurance Group AG	10,675	3,711,545

		64,273,749

Interactive Media & Services—1.5%
Adevinta ASA (a)	17,216	295,252
Alphabet, Inc. - Class A (a) (e)	10,690	15,667,264
Alphabet, Inc. - Class C (a) (e)	10,416	15,307,354
Auto Trader Group plc	68,939	498,669
Facebook, Inc. - Class A (a)	85,396	22,365,212
Kakaku.com, Inc.	9,587	253,452
LINE Corp. (a) (b)	4,303	219,186
REA Group, Ltd.	3,759	297,014
Scout24 AG (144A)	7,678	670,163
Seek, Ltd.	23,866	365,089
Twitter, Inc. (a)	27,776	1,236,032
Z Holdings Corp.	189,271	1,264,548

		58,439,235

Internet & Direct Marketing Retail—1.5%
Amazon.com, Inc. (a)	15,171	47,769,383
Booking Holdings, Inc. (a)	1,495	2,557,466
Delivery Hero AG (144A) (a)	9,134	1,050,686
eBay, Inc.	23,375	1,217,837
Etsy, Inc. (a)	4,252	517,171
Expedia Group, Inc. (b)	4,735	434,152
Just Eat Takeaway (a) (144A)	8,660	969,815
Mercari, Inc. (a)	6,051	279,595
Ocado Group plc (a)	32,982	1,165,580
Prosus NV (a)	34,780	3,207,342
Rakuten, Inc.	61,422	663,514
Zalando SE (a) (144A)	10,825	1,013,239

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—(Continued)
ZOZO, Inc.	7,783	$217,072

		61,062,852

IT Services—1.8%
Accenture plc - Class A	22,595	5,106,244
Adyen NV (144A) (a)	1,288	2,373,600
Afterpay, Ltd. (a)	15,240	890,689
Akamai Technologies, Inc. (a) (b)	5,760	636,710
Amadeus IT Group S.A.	30,775	1,707,889
Atos SE (a)	7,012	564,843
Automatic Data Processing, Inc.	15,195	2,119,551
Broadridge Financial Solutions, Inc.	4,058	535,656
Capgemini SE	11,480	1,470,309
Cognizant Technology Solutions Corp. - Class A	19,150	1,329,393
Computershare, Ltd.	34,737	304,984
DXC Technology Co.	8,928	159,365
Edenred	17,382	779,849
Fidelity National Information Services, Inc.	21,917	3,226,402
Fiserv, Inc. (a)	19,942	2,055,023
FleetCor Technologies, Inc. (a)	3,023	719,776
Fujitsu, Ltd.	14,033	1,921,545
Gartner, Inc. (a)	3,109	388,470
Global Payments, Inc.	10,613	1,884,657
GMO Payment Gateway, Inc.	2,916	313,597
International Business Machines Corp. (e)	31,494	3,831,875
Itochu Techno-Solutions Corp.	6,850	260,695
Jack Henry & Associates, Inc.	2,736	444,846
Leidos Holdings, Inc.	4,687	417,846
MasterCard, Inc. - Class A	31,400	10,618,538
NEC Corp.	17,657	1,033,569
Nexi S.p.A. (144A) (a)	26,878	538,983
Nomura Research Institute, Ltd.	22,835	671,122
NTT Data Corp.	45,036	577,332
Obic Co., Ltd.	4,975	875,376
Otsuka Corp.	7,457	381,617
Paychex, Inc.	11,265	898,609
PayPal Holdings, Inc. (a)	41,675	8,211,225
SCSK Corp.	3,717	207,957
TIS, Inc.	15,974	339,509
VeriSign, Inc. (a)	3,585	734,387
Visa, Inc. - A Shares (b)	59,910	11,980,203
Western Union Co. (The)	14,520	311,164
Wix.com, Ltd. (a)	3,650	930,203
Worldline S.A. (144A) (a)	9,784	802,265

		72,555,873

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	14,257	1,041,462
Hasbro, Inc.	4,445	367,690
Sega Sammy Holdings, Inc.	12,348	150,190
Shimano, Inc.	5,293	1,042,104
Yamaha Corp.	9,568	457,983

		3,059,429

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	10,935	1,103,779
Bio-Rad Laboratories, Inc. - Class A (a)	825	425,254
Eurofins Scientific SE (a)	941	744,930
Illumina, Inc. (a)	5,219	1,613,089
IQVIA Holdings, Inc. (a)	6,321	996,379
Lonza Group AG	5,314	3,280,227
Mettler-Toledo International, Inc. (a)	889	858,552
PerkinElmer, Inc.	3,890	488,234
QIAGEN NV (a)	16,471	855,466
Sartorius Stedim Biotech	1,973	679,528
Thermo Fisher Scientific, Inc.	14,030	6,194,526
Waters Corp. (a)	2,190	428,539

		17,668,503

Machinery—1.2%
Alfa Laval AB (a)	22,449	495,462
Alstom S.A. (a)	13,706	682,388
Amada Co., Ltd.	23,641	221,575
Andritz AG	5,194	160,012
Atlas Copco AB - A Shares	47,919	2,280,618
Atlas Copco AB - B Shares	27,845	1,160,110
Caterpillar, Inc.	19,185	2,861,443
CNH Industrial NV (a)	73,022	567,498
Cummins, Inc.	5,195	1,096,976
Daifuku Co., Ltd.	7,227	727,398
Deere & Co.	11,115	2,463,417
Dover Corp.	5,100	552,534
Epiroc AB - Class A	47,026	682,553
Epiroc AB - Class B	27,828	387,037
FANUC Corp.	13,831	2,653,300
Flowserve Corp.	4,580	124,988
Fortive Corp.	10,430	794,870
GEA Group AG	10,947	385,881
Hino Motors, Ltd.	20,500	132,856
Hitachi Construction Machinery Co., Ltd.	7,675	277,939
Hoshizaki Corp.	3,617	288,456
IDEX Corp.	2,621	478,097
Illinois Tool Works, Inc.	10,200	1,970,742
Ingersoll Rand, Inc. (a)	12,251	436,136
Kawasaki Heavy Industries, Ltd. (a)	10,134	137,151
KION Group AG	4,634	397,973
Knorr-Bremse AG	3,450	407,534
Komatsu, Ltd.	62,462	1,375,077
Kone Oyj - Class B	24,254	2,132,218
Kubota Corp.	74,035	1,324,401
Kurita Water Industries, Ltd.	7,048	232,615
Makita Corp.	15,985	762,441
Minebea Mitsumi, Inc.	25,904	488,739
MISUMI Group, Inc.	20,256	566,143
Mitsubishi Heavy Industries, Ltd.	22,870	507,970
Miura Co., Ltd.	6,258	305,996
Nabtesco Corp.	8,036	292,797
NGK Insulators, Ltd.	18,699	266,797
NSK, Ltd.	25,569	195,708
Otis Worldwide Corp.	14,376	897,350
PACCAR, Inc.	12,195	1,039,990

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Parker-Hannifin Corp.	4,535	$917,612
Pentair plc	5,873	268,807
Sandvik AB (a)	80,561	1,571,511
Schindler Holding AG	1,435	390,400
Schindler Holding AG (Participation Certificate)	2,905	793,165
SKF AB - B Shares	27,163	559,747
SMC Corp.	4,086	2,274,094
Snap-on, Inc. (b)	1,910	281,018
Spirax-Sarco Engineering plc	5,256	747,273
Stanley Black & Decker, Inc.	5,440	882,368
Sumitomo Heavy Industries, Ltd.	7,893	183,623
Techtronic Industries Co., Ltd.	97,941	1,287,890
THK Co., Ltd.	8,596	215,665
Volvo AB - B Shares (a)	106,098	2,037,781
Wartsila Oyj Abp	31,668	249,184
Westinghouse Air Brake Technologies Corp. (b)	6,377	394,609
Xylem, Inc.	6,340	533,321
Yangzijiang Shipbuilding Holdings, Ltd.	184,332	134,410
Yaskawa Electric Corp.	17,127	668,832

		47,604,496

Marine—0.1%
AP Moller - Maersk A/S - Class A	230	335,957
AP Moller - Maersk A/S - Class B	466	738,801
Kuehne & Nagel International AG	3,853	747,115
Nippon Yusen KK	10,921	189,328

		2,011,201

Media—0.4%
Altice Europe NV (a)	44,443	212,850
Charter Communications, Inc. - Class A (a)	5,357	3,344,589
Comcast Corp. - Class A	161,704	7,480,427
CyberAgent, Inc.	7,217	446,332
Dentsu Group, Inc.	15,435	456,058
Discovery, Inc. - Class A (a) (b)	5,650	123,000
Discovery, Inc. - Class C (a)	11,165	218,834
DISH Network Corp. - Class A (a)	9,089	263,854
Fox Corp. - Class A	12,119	337,272
Fox Corp. - Class B (a)	5,641	157,779
Hakuhodo DY Holdings, Inc.	16,661	215,305
Informa plc (a)	107,190	519,713
Interpublic Group of Cos., Inc. (The)	13,825	230,463
JCDecaux S.A. (a)	6,074	105,246
News Corp. - Class A	13,721	192,368
News Corp. - Class B	4,256	59,499
Omnicom Group, Inc. (b)	7,585	375,457
Pearson plc (b)	54,784	387,450
Publicis Groupe S.A.	15,441	500,390
Schibsted ASA - B Shares (a)	6,994	279,439
SES S.A.	27,363	193,584
Telenet Group Holding NV	3,270	126,757
ViacomCBS, Inc. - Class B (b)	19,168	536,896
WPP plc	88,301	689,609

		17,453,171

Metals & Mining—0.8%
Anglo American plc	87,647	2,116,553
Antofagasta plc	28,140	371,018
ArcelorMittal S.A. (a)	51,152	682,161
BHP Group plc	150,716	3,213,087
BHP Group, Ltd.	210,215	5,409,420
BlueScope Steel, Ltd.	36,074	329,314
Boliden AB	19,517	580,279
Evolution Mining, Ltd.	115,544	479,697
Evraz plc	36,262	161,687
Fortescue Metals Group, Ltd.	120,842	1,414,556
Freeport-McMoRan, Inc.	51,500	805,460
Glencore plc (a)	713,114	1,477,366
Hitachi Metals, Ltd.	15,303	235,245
JFE Holdings, Inc. (a)	35,076	245,318
Maruichi Steel Tube, Ltd.	4,024	100,639
Mitsubishi Materials Corp.	7,975	157,449
Newcrest Mining, Ltd.	57,651	1,299,400
Newmont Corp.	28,491	1,807,754
Nippon Steel Corp. (a)	57,642	544,431
Norsk Hydro ASA (a)	95,968	264,156
Northern Star Resources, Ltd.	52,809	519,272
Nucor Corp.	10,640	477,310
Rio Tinto plc	80,042	4,829,581
Rio Tinto, Ltd.	26,489	1,793,403
South32, Ltd.	349,643	512,680
Sumitomo Metal Mining Co., Ltd.	16,601	513,901
ThyssenKrupp AG (a) (b)	28,875	145,938
voestalpine AG	8,281	217,704

		30,704,779

Multi-Utilities—0.5%
AGL Energy, Ltd.	45,599	445,632
Ameren Corp.	8,760	692,741
CenterPoint Energy, Inc.	19,300	373,455
CMS Energy Corp.	10,155	623,619
Consolidated Edison, Inc. (b)	11,845	921,541
Dominion Energy, Inc.	29,801	2,352,193
DTE Energy Co.	6,830	785,723
E.ON SE	160,211	1,770,119
Engie S.A. (a)	130,335	1,741,989
National Grid plc	250,349	2,881,945
NiSource, Inc.	13,550	298,100
Public Service Enterprise Group, Inc.	17,870	981,242
RWE AG	41,674	1,562,413
Sempra Energy	10,320	1,221,475
Suez S.A.	24,661	456,534
Veolia Environnement S.A.	38,455	829,317
WEC Energy Group, Inc.	11,129	1,078,400

		19,016,438

Multiline Retail—0.3%
Dollar General Corp.	8,930	1,871,907
Dollar Tree, Inc. (a)	8,413	768,443
Isetan Mitsukoshi Holdings, Ltd.	24,019	127,401
Marui Group Co., Ltd.	13,566	260,236
Next plc	9,487	727,064

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Pan Pacific International Holdings Corp.	29,396	$684,780
Ryohin Keikaku Co., Ltd.	17,030	282,874
Target Corp.	17,690	2,784,760
Wesfarmers, Ltd.	80,910	2,579,703

		10,087,168

Oil, Gas & Consumable Fuels—1.2%
Ampol, Ltd.	17,819	306,475
Apache Corp.	13,395	126,851
BP plc	1,445,268	4,196,197
Cabot Oil & Gas Corp.	14,090	244,602
Chevron Corp. (e)	66,300	4,773,600
Concho Resources, Inc.	6,905	304,649
ConocoPhillips	38,020	1,248,577
Devon Energy Corp.	13,520	127,899
Diamondback Energy, Inc. (b)	5,550	167,166
ENEOS Holdings, Inc.	218,986	781,986
Eni S.p.A.	181,534	1,420,113
EOG Resources, Inc.	20,590	740,005
Equinor ASA	71,473	1,008,670
Exxon Mobil Corp. (e)	150,148	5,154,581
Galp Energia SGPS S.A.	35,769	331,546
Hess Corp.	9,270	379,421
HollyFrontier Corp.	5,267	103,812
Idemitsu Kosan Co., Ltd. (b)	14,004	298,363
Inpex Corp.	73,045	390,771
Kinder Morgan, Inc.	69,030	851,140
Koninklijke Vopak NV	5,017	282,656
Lundin Energy AB	13,262	262,678
Marathon Oil Corp.	27,980	114,438
Marathon Petroleum Corp.	23,077	677,079
Neste Oyj	30,189	1,587,451
Noble Energy, Inc.	17,000	145,350
Occidental Petroleum Corp.	34,055	340,890
Oil Search, Ltd.	140,808	267,425
OMV AG (a)	10,509	287,081
ONEOK, Inc.	15,567	404,431
Origin Energy, Ltd.	125,679	388,624
Phillips 66	15,440	800,410
Pioneer Natural Resources Co.	5,765	495,732
Repsol S.A.	106,164	709,093
Royal Dutch Shell plc - A Shares	293,711	3,635,317
Royal Dutch Shell plc - B Shares	265,749	3,214,768
Santos, Ltd.	126,351	443,409
TOTAL SE	176,386	6,055,867
Valero Energy Corp.	14,415	624,458
Washington H Soul Pattinson & Co., Ltd.	7,687	129,741
Williams Cos., Inc. (The)	43,081	846,542
Woodside Petroleum, Ltd.	67,241	849,315

		45,519,179

Paper & Forest Products—0.1%
Mondi plc	34,648	729,184
OJI Holdings Corp.	61,528	282,371
Stora Enso Oyj - R Shares	41,513	650,534

Paper & Forest Products—(Continued)
Svenska Cellulosa AB SCA - Class B (a)	43,234	592,630
UPM-Kymmene Oyj	38,087	1,159,218

		3,413,937

Personal Products—0.6%
Beiersdorf AG	7,193	817,973
Estee Lauder Cos., Inc. (The) - Class A	8,020	1,750,365
Kao Corp.	34,395	2,581,006
Kobayashi Pharmaceutical Co., Ltd.	3,513	340,047
Kose Corp.	2,378	290,757
L’Oreal S.A.	17,922	5,831,856
Pola Orbis Holdings, Inc.	6,540	123,519
Shiseido Co., Ltd.	28,543	1,637,811
Unilever NV	104,236	6,292,752
Unilever plc	83,386	5,138,070

		24,804,156

Pharmaceuticals—3.4%
Astellas Pharma, Inc.	132,856	1,977,766
AstraZeneca plc	93,637	10,191,534
Bayer AG	70,105	4,381,610
Bristol-Myers Squibb Co.	80,275	4,839,780
Catalent, Inc. (a)	5,849	501,025
Chugai Pharmaceutical Co., Ltd.	47,925	2,150,592
Daiichi Sankyo Co., Ltd.	121,425	3,731,210
Eisai Co., Ltd.	17,988	1,641,422
Eli Lilly and Co.	29,910	4,427,278
GlaxoSmithKline plc	357,969	6,705,432
H Lundbeck A/S	4,973	163,930
Hikma Pharmaceuticals plc	10,375	347,497
Hisamitsu Pharmaceutical Co., Inc.	3,646	186,140
Ipsen S.A.	2,691	282,318
Johnson & Johnson (e)	93,520	13,923,258
Kyowa Kirin Co., Ltd.	19,267	547,260
Merck & Co., Inc. (e)	89,635	7,435,223
Merck KGaA	9,222	1,346,622
Mylan NV (a)	18,285	271,167
Nippon Shinyaku Co., Ltd.	3,258	268,615
Novartis AG	159,453	13,856,668
Novo Nordisk A/S - Class B	126,266	8,770,661
Ono Pharmaceutical Co., Ltd.	26,391	828,522
Orion Oyj - Class B	7,503	339,555
Otsuka Holdings Co., Ltd.	27,864	1,181,734
Perrigo Co. plc	4,753	218,210
Pfizer, Inc.	197,166	7,235,992
Recordati Industria Chimica e Farmaceutica S.p.A.	7,461	381,718
Roche Holding AG	50,134	17,152,206
Sanofi	80,526	8,074,265
Santen Pharmaceutical Co., Ltd.	25,688	526,730
Shionogi & Co., Ltd.	19,214	1,027,969
Sumitomo Dainippon Pharma Co., Ltd.	12,777	168,248
Taisho Pharmaceutical Holdings Co., Ltd.	2,430	160,260
Takeda Pharmaceutical Co., Ltd.	112,488	4,007,045
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	77,990	702,690
UCB S.A.	9,021	1,024,434

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Vifor Pharma AG	3,246	$441,871
Zoetis, Inc.	16,840	2,784,831

		134,203,288

Professional Services—0.5%
Adecco Group AG	11,073	585,153
Bureau Veritas S.A. (a)	20,962	470,828
Equifax, Inc.	4,315	677,023
Experian plc	64,813	2,425,355
IHS Markit, Ltd.	14,160	1,111,702
Intertek Group plc	11,516	936,735
Nielsen Holdings plc	12,633	179,136
Nihon M&A Center, Inc.	10,665	608,342
Persol Holdings Co., Ltd.	12,668	206,046
Randstad NV (a)	8,502	443,634
Recruit Holdings Co., Ltd. (144A)	90,767	3,601,399
RELX plc	137,970	3,053,956
Robert Half International, Inc. (b)	4,020	212,819
SGS S.A.	431	1,155,243
Teleperformance SE	4,190	1,290,365
Verisk Analytics, Inc.	5,801	1,074,983
Wolters Kluwer NV	19,482	1,663,294

		19,696,013

Real Estate Management & Development—1.2%
ADO Properties S.A. (144A) (a)	7,138	197,824
Aeon Mall Co., Ltd.	20,638	290,109
Allreal Holding AG	1,532	330,230
Amot Investments, Ltd.	15,350	70,065
Aroundtown S.A. (a)	216,922	1,090,358
Atrium Ljungberg AB - B Shares	5,150	84,237
Azrieli Group, Ltd.	7,178	319,813
CA Immobilien Anlagen AG	7,782	230,348
CapitaLand, Ltd.	465,084	929,269
Castellum AB	30,320	689,586
Catena AB	2,850	125,974
CBRE Group, Inc. - Class A (a)	11,815	554,951
City Developments, Ltd.	85,189	479,127
Citycon Oyj	8,660	68,162
CK Asset Holdings, Ltd.	487,279	2,377,473
CLS Holdings plc	17,550	48,171
Daito Trust Construction Co., Ltd.	4,587	406,689
Daiwa House Industry Co., Ltd.	40,411	1,038,299
Deutsche Euroshop AG (a)	5,750	71,449
Deutsche Wohnen SE	63,415	3,173,075
Dios Fastigheter AB	9,422	66,760
Entra ASA (144A)	18,768	264,418
Fabege AB	29,700	411,865
Fastighets AB Balder - B Shares (a)	10,950	556,151
Grainger plc	74,493	285,122
Grand City Properties S.A.	12,750	308,095
Hang Lung Properties, Ltd.	372,535	949,976
Helical plc	11,304	43,175
Henderson Land Development Co., Ltd.	103,644	382,357
Hiag Immobilien Holding AG (a)	300	29,118
Hongkong Land Holdings, Ltd.	213,759	796,087

Real Estate Management & Development—(Continued)
Hufvudstaden AB - A Shares	12,300	171,386
Hulic Co., Ltd.	62,493	586,151
Hysan Development Co., Ltd.	68,989	206,421
Intershop Holding AG	150	96,872
Kennedy-Wilson Holdings, Inc.	13,627	197,864
Kerry Properties, Ltd.	46,770	119,506
Klovern AB - B Shares	57,001	104,966
Kojamo Oyj	21,955	471,421
Kungsleden AB	21,206	201,261
LEG Immobilien AG	12,724	1,816,378
Lend Lease Corp., Ltd.	47,198	373,842
Mitsubishi Estate Co., Ltd.	212,595	3,213,175
Mitsui Fudosan Co., Ltd.	170,544	2,970,494
Mobimo Holding AG (a)	726	213,216
New World Development Co., Ltd.	269,937	1,314,132
Nomura Real Estate Holdings, Inc.	20,960	398,666
Nyfosa AB (a)	19,724	175,070
Pacific Century Premium Developments, Ltd. (a)	32,722	8,608
Phoenix Spree Deutschland, Ltd.	9,327	39,467
PSP Swiss Property AG	4,809	581,681
Samhallsbyggnadsbolaget i Norden AB (b)	105,756	320,566
Shurgard Self Storage S.A.	2,800	122,119
Sino Land Co., Ltd.	595,500	693,039
Sirius Real Estate, Ltd.	107,452	101,028
Sumitomo Realty & Development Co., Ltd.	66,519	1,967,974
Sun Hung Kai Properties, Ltd.	253,065	3,244,271
Swire Pacific, Ltd. - Class A	35,527	172,270
Swire Properties, Ltd.	202,149	534,136
Swiss Prime Site AG	13,837	1,255,880
TAG Immobilien AG (a)	14,200	428,513
TLG Immobilien AG (a)	1,467	30,235
Tokyo Tatemono Co., Ltd.	22,292	272,834
Tokyu Fudosan Holdings Corp.	43,661	187,969
UOL Group, Ltd.	88,557	433,739
Vonovia SE	100,548	6,909,509
Wallenstam AB - B Shares	18,300	278,905
Wharf Real Estate Investment Co., Ltd.	311,829	1,276,509
Wihlborgs Fastigheter AB	14,950	296,111

		48,454,517

Road & Rail—0.5%
Aurizon Holdings, Ltd.	139,363	425,262
Central Japan Railway Co.	10,290	1,476,275
CSX Corp.	27,170	2,110,294
East Japan Railway Co.	21,575	1,329,406
Hankyu Hanshin Holdings, Inc.	16,330	525,330
J.B. Hunt Transport Services, Inc.	2,996	378,634
Kansas City Southern	3,390	613,014
Keikyu Corp.	15,742	241,797
Keio Corp.	7,338	453,767
Keisei Electric Railway Co., Ltd.	9,227	260,850
Kintetsu Group Holdings Co., Ltd.	12,245	522,367
Kyushu Railway Co.	10,663	227,788
MTR Corp., Ltd.	109,859	545,203
Nagoya Railroad Co., Ltd.	13,334	365,378
Nippon Express Co., Ltd.	5,244	305,269
Norfolk Southern Corp.	9,040	1,934,470

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Odakyu Electric Railway Co., Ltd.	21,036	$529,255
Old Dominion Freight Line, Inc.	3,303	597,579
Seibu Holdings, Inc.	15,420	165,870
Tobu Railway Co., Ltd.	13,635	421,152
Tokyu Corp.	35,672	463,000
Union Pacific Corp.	24,090	4,742,598
West Japan Railway Co.	11,605	573,588

		19,208,146

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc. (a)	41,578	3,408,980
Advantest Corp.	14,241	691,698
Analog Devices, Inc.	13,002	1,517,854
Applied Materials, Inc.	32,460	1,929,747
ASM Pacific Technology, Ltd.	21,884	223,686
ASML Holding NV	30,374	11,199,943
Broadcom, Inc.	14,259	5,194,839
Disco Corp.	2,052	499,302
Infineon Technologies AG	89,265	2,525,016
Intel Corp. (e)	150,270	7,780,981
KLA Corp.	5,470	1,059,758
Lam Research Corp.	5,147	1,707,517
Lasertec Corp.	5,382	445,110
Maxim Integrated Products, Inc.	9,461	639,658
Microchip Technology, Inc. (b)	8,630	886,819
Micron Technology, Inc. (a)	39,470	1,853,511
NVIDIA Corp.	21,870	11,836,481
Qorvo, Inc. (a)	4,023	519,007
QUALCOMM, Inc.	39,868	4,691,666
Renesas Electronics Corp. (a)	54,921	402,258
Rohm Co., Ltd.	6,279	484,830
Skyworks Solutions, Inc.	5,871	854,231
STMicroelectronics NV	45,515	1,391,270
SUMCO Corp.	18,835	264,907
Teradyne, Inc.	5,916	470,085
Texas Instruments, Inc.	32,530	4,644,959
Tokyo Electron, Ltd.	10,657	2,789,251
Xilinx, Inc.	8,580	894,379

		70,807,743

Software—2.8%
Adobe, Inc. (a)	17,120	8,396,162
ANSYS, Inc. (a)	3,087	1,010,159
Autodesk, Inc. (a)	7,765	1,793,793
AVEVA Group plc	4,610	285,048
Cadence Design Systems, Inc. (a)	9,836	1,048,813
Check Point Software Technologies, Ltd. (a) (b)	8,306	999,544
Citrix Systems, Inc.	4,120	567,365
CyberArk Software, Ltd. (a)	2,703	279,544
Dassault Systemes SE	9,381	1,749,882
Fortinet, Inc. (a)	4,782	563,367
Intuit, Inc.	9,295	3,032,122
Microsoft Corp. (e)	269,287	56,639,135
Nemetschek SE	4,121	301,833
Nice, Ltd. (a)	4,433	1,004,469
NortonLifeLock, Inc.	19,200	400,128

Software—(Continued)
Oracle Corp. (e)	68,887	4,112,554
Oracle Corp. Japan	2,743	297,389
Paycom Software, Inc. (a)	1,780	554,114
Sage Group plc (The)	77,893	721,379
Salesforce.com, Inc. (a)	31,966	8,033,695
SAP SE	74,515	11,603,728
ServiceNow, Inc. (a)	6,784	3,290,240
Synopsys, Inc. (a)	5,372	1,149,500
TeamViewer AG (144A) (a)	9,276	458,054
Temenos AG	4,672	629,161
Trend Micro, Inc.	9,525	581,195
Tyler Technologies, Inc. (a)	1,435	500,184
WiseTech Global, Ltd.	10,223	192,212

		110,194,769

Specialty Retail—0.9%
ABC-Mart, Inc.	2,356	122,637
Advance Auto Parts, Inc.	2,470	379,145
AutoZone, Inc. (a)	885	1,042,211
Best Buy Co., Inc.	7,995	889,764
CarMax, Inc. (a) (b)	5,750	528,483
Fast Retailing Co., Ltd.	4,163	2,612,114
Gap, Inc. (The) (b)	7,540	128,406
Hennes & Mauritz AB - B Shares	57,328	988,827
Hikari Tsushin, Inc.	1,494	356,023
Home Depot, Inc. (The)	38,170	10,600,191
Industria de Diseno Textil S.A	77,841	2,164,190
JD Sports Fashion plc	31,252	327,065
Kingfisher plc	150,578	575,481
L Brands, Inc.	8,190	260,524
Lowe’s Cos., Inc.	26,770	4,440,072
Nitori Holdings Co., Ltd.	5,716	1,188,870
O’Reilly Automotive, Inc. (a)	2,665	1,228,778
Ross Stores, Inc.	12,580	1,173,966
Shimamura Co., Ltd.	1,580	154,450
Tiffany & Co.	3,870	448,340
TJX Cos., Inc. (The)	42,500	2,365,125
Tractor Supply Co.	4,085	585,544
Ulta Beauty, Inc. (a) (b)	2,029	454,455
USS Co., Ltd.	15,647	279,890
Yamada Denki Co., Ltd.	51,726	257,924

		33,552,475

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	572,839	66,340,485
Brother Industries, Ltd.	15,905	252,617
Canon, Inc.	71,382	1,184,789
FUJIFILM Holdings Corp.	25,706	1,266,678
Hewlett Packard Enterprise Co.	45,610	427,366
HP, Inc.	50,710	962,983
Logitech International S.A.	11,735	908,095
NetApp, Inc.	7,770	340,637
Ricoh Co., Ltd.	47,841	322,510
Seagate Technology plc (b)	7,960	392,189
Seiko Epson Corp.	19,962	229,477
Western Digital Corp.	10,624	388,307

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Xerox Holdings Corp.	6,415	$120,409

		73,136,542

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG (a)	13,586	4,397,288
Burberry Group plc	28,877	578,180
Cie Financiere Richemont S.A.	37,249	2,494,967
EssilorLuxottica S.A. (a)	20,294	2,759,688
Hanesbrands, Inc. (b)	12,322	194,071
Hermes International	2,260	1,948,083
Kering S.A.	5,406	3,591,666
LVMH Moet Hennessy Louis Vuitton SE	19,821	9,266,235
Moncler S.p.A. (a)	13,824	566,208
NIKE, Inc. - Class B	43,980	5,521,249
Pandora A/S	7,135	513,427
Puma SE (a)	5,919	533,312
PVH Corp. (b)	2,508	149,577
Ralph Lauren Corp.	1,695	115,209
Swatch Group AG (The)	3,754	168,543
Swatch Group AG (The) - Bearer Shares	2,064	480,786
Tapestry, Inc.	9,750	152,393
Under Armour, Inc. - Class A (a)	6,672	74,927
Under Armour, Inc. - Class C (a)	6,956	68,447
VF Corp.	11,300	793,825

		34,368,081

Tobacco—0.4%
Altria Group, Inc.	65,925	2,547,342
British American Tobacco plc	163,691	5,883,538
Imperial Brands plc	67,535	1,190,429
Japan Tobacco, Inc.	85,631	1,563,690
Philip Morris International, Inc. (e)	55,205	4,139,823
Swedish Match AB	12,127	989,417

		16,314,239

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	9,394	236,635
Ashtead Group plc	32,170	1,152,621
Brenntag AG	11,025	701,525
Bunzl plc	24,033	775,388
Fastenal Co.	20,300	915,327
Ferguson plc	16,083	1,618,212
ITOCHU Corp.	96,132	2,458,170
Marubeni Corp.	117,818	668,450
Mitsubishi Corp.	96,447	2,307,339
Mitsui & Co., Ltd.	118,139	2,029,305
MonotaRO Co., Ltd.	8,942	445,353
Sumitomo Corp.	84,806	1,016,895
Toyota Tsusho Corp.	15,159	423,354
United Rentals, Inc. (a) (b)	2,500	436,250
WW Grainger, Inc.	1,520	542,290

		15,727,114

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.1%
Aena SME S.A. (144A) (a)	4,816	670,828
Aeroports de Paris	2,118	210,895
Atlantia S.p.A. (a)	35,356	554,437
Auckland International Airport, Ltd. (a)	86,715	420,152
Fraport AG Frankfurt Airport Services Worldwide (a)	2,969	117,570
Getlink SE (a)	31,398	425,708
Japan Airport Terminal Co., Ltd.	3,616	159,541
Kamigumi Co., Ltd.	7,007	137,956
Sydney Airport	94,360	397,220
Transurban Group	195,170	1,977,939

		5,072,246

Water Utilities—0.1%
American Water Works Co., Inc.	6,376	923,755
Severn Trent plc	16,980	533,895
United Utilities Group plc	48,659	538,069

		1,995,719

Wireless Telecommunication Services—0.5%
KDDI Corp.	117,655	2,976,195
NTT DoCoMo, Inc. (b)	83,300	3,089,141
Softbank Corp. (b)	206,943	2,318,769
SoftBank Group Corp.	111,846	6,906,183
T-Mobile U.S., Inc. (a)	20,790	2,377,544
Tele2 AB - B Shares (b)	35,635	503,143
Vodafone Group plc	1,910,384	2,534,469

		20,705,444

Total Common Stocks (Cost $1,538,738,349)		2,114,485,384

U.S. Treasury & Government Agencies—29.8%

Federal Agencies—1.2%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,521,885
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,181,109
2.750%, 06/19/23 (b)	9,954,000	10,626,158
6.250%, 07/15/32	2,480,000	3,885,248
Federal National Mortgage Association
2.875%, 10/30/20 (b)	4,977,000	4,988,158
2.875%, 09/12/23	9,034,000	9,730,836
6.625%, 11/15/30 (b)	1,650,000	2,533,479
7.250%, 05/15/30	1,941,000	3,052,446

		46,519,319

U.S. Treasury—28.6%
U.S. Treasury Bonds
1.250%, 05/15/50 (b)	3,695,000	3,501,590
1.375%, 08/15/50	3,800,000	3,718,062
2.000%, 02/15/50 (b)	3,995,000	4,518,719
2.250%, 08/15/46	21,188,000	25,020,876

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.250%, 08/15/49	4,420,000	$5,256,174
2.375%, 11/15/49	4,905,000	5,988,507
2.500%, 02/15/45	5,830,000	7,175,227
2.750%, 08/15/42	5,415,000	6,938,392
2.750%, 08/15/47	2,445,700	3,174,347
2.875%, 05/15/43	5,779,000	7,545,658
2.875%, 08/15/45	31,698,000	41,644,486
2.875%, 05/15/49	3,925,000	5,255,054
3.000%, 05/15/45	1,395,000	1,867,665
3.000%, 02/15/47	3,410,000	4,612,425
3.000%, 05/15/47	3,783,000	5,124,931
3.000%, 02/15/48	2,120,000	2,880,964
3.000%, 08/15/48	9,960,600	13,575,597
3.000%, 02/15/49	2,920,500	3,992,187
3.125%, 11/15/41	7,070,000	9,553,337
3.125%, 02/15/42	5,645,000	7,647,211
3.125%, 02/15/43	8,504,100	11,522,723
3.625%, 08/15/43	26,548,000	38,706,154
3.750%, 08/15/41	8,025,000	11,779,195
3.750%, 11/15/43	519,000	770,958
4.375%, 05/15/41	7,495,000	11,861,423
4.500%, 08/15/39	318,000	502,850
5.250%, 11/15/28	4,209,000	5,789,512
5.500%, 08/15/28	5,990,000	8,297,320
6.000%, 02/15/26 (g)	33,774,000	43,985,358
6.125%, 11/15/27	7,239,000	10,124,420
6.250%, 08/15/23	4,620,000	5,428,861
6.250%, 05/15/30	885,000	1,351,181
6.375%, 08/15/27	2,790,000	3,913,411
6.875%, 08/15/25	2,640,000	3,483,769
U.S. Treasury Notes
0.250%, 06/30/25	16,917,000	16,906,427
0.250%, 08/31/25	21,587,000	21,565,076
0.375%, 04/30/25 (b)	11,960,000	12,028,677
0.500%, 03/31/25	2,362,000	2,388,757
0.625%, 05/15/30	9,848,000	9,812,609
0.625%, 08/15/30 (b)	9,825,000	9,768,199
1.125%, 09/30/21	7,998,000	8,075,481
1.250%, 10/31/21	15,908,200	16,098,353
1.250%, 08/31/24 (b)	9,254,000	9,626,690
1.375%, 08/31/23 (b)	8,951,000	9,267,781
1.500%, 09/30/24 (b)	6,882,000	7,233,358
1.500%, 10/31/24 (b)	8,465,000	8,903,791
1.500%, 11/30/24 (b)	17,311,700	18,224,622
1.500%, 02/15/30	6,669,000	7,193,142
1.625%, 11/15/22 (g)	48,926,000	50,456,849
1.625%, 02/15/26	11,320,000	12,105,325
1.625%, 08/15/29 (b)	10,034,000	10,921,382
1.750%, 03/31/22	6,370,000	6,523,278
1.750%, 05/15/22	8,447,000	8,667,414
1.750%, 05/31/22	6,444,000	6,616,679
1.750%, 06/30/22 (b)	5,502,000	5,656,744
1.750%, 05/15/23 (b)	58,767,000	61,216,390
1.750%, 07/31/24	6,767,000	7,166,147
1.750%, 11/15/29 (b)	12,100,200	13,321,091

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 11/30/21	17,953,100	18,313,564
1.875%, 08/31/22	11,326,000	11,701,616
1.875%, 10/31/22	8,498,000	8,804,393
2.000%, 02/15/22 (g)	63,530,600	65,146,163
2.000%, 07/31/22	6,273,500	6,486,946
2.000%, 11/30/22	8,542,000	8,885,015
2.000%, 02/15/23	24,592,200	25,664,266
2.000%, 05/31/24 (b)	15,820,000	16,860,041
2.000%, 02/15/25 (b)	24,920,600	26,822,743
2.000%, 08/15/25	17,740,000	19,219,488
2.000%, 11/15/26	4,620,000	5,070,450
2.125%, 12/31/22	8,530,000	8,909,518
2.125%, 11/30/23	22,408,000	23,788,368
2.125%, 03/31/24 (b)	6,646,000	7,094,865
2.125%, 05/15/25 (b)	47,369,000	51,426,821
2.250%, 04/30/24	7,735,000	8,302,435
2.250%, 11/15/24	16,668,500	18,048,860
2.250%, 11/15/25	9,607,000	10,558,318
2.250%, 02/15/27	10,237,000	11,426,651
2.250%, 08/15/27	5,941,000	6,662,971
2.250%, 11/15/27	15,786,000	17,745,684
2.375%, 08/15/24	2,028,700	2,198,128
2.375%, 05/15/27	6,780,500	7,642,365
2.375%, 05/15/29 (b)	13,350,900	15,361,358
2.500%, 01/31/24	4,224,100	4,549,488
2.625%, 02/15/29 (b)	9,095,000	10,621,255
2.750%, 11/15/23	25,091,500	27,102,741
2.750%, 02/15/28 (b)	2,396,000	2,787,035
2.875%, 05/15/28	4,159,000	4,892,999
3.125%, 11/15/28	10,546,600	12,703,297

		1,131,050,648

Total U.S. Treasury & Government Agencies (Cost $1,056,881,902)		1,177,569,967

Foreign Government—11.8%

Sovereign—11.8%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	2,966,000	2,461,654
3.000%, 03/21/47 (AUD)	305,000	282,410
3.250%, 04/21/29 (AUD)	1,346,000	1,166,931
3.750%, 04/21/37 (AUD)	1,486,000	1,460,254
4.750%, 04/21/27 (AUD)	7,847,000	7,162,554
5.750%, 05/15/21 (AUD)	2,345,000	1,738,458
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,879,627
3.150%, 06/20/44 (144A) (EUR)	1,960,000	3,985,479
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,218,874
4.150%, 03/15/37 (144A) (EUR)	145,000	289,848
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	1,300,000	1,695,076
1.600%, 06/22/47 (144A) (EUR)	1,319,400	2,036,286
2.600%, 06/22/24 (144A) (EUR)	2,327,195	3,062,490

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Belgium Government Bonds
4.250%, 09/28/21 (144A) (EUR)	900,000	$1,105,965
4.250%, 03/28/41 (144A) (EUR)	1,455,000	3,087,330
5.000%, 03/28/35 (144A) (EUR)	355,000	723,654
5.500%, 03/28/28 (EUR)	3,175,800	5,413,577
Bundesrepublik Deutschland
0.500%, 02/15/26 (EUR)	10,332,518	12,926,594
1.250%, 08/15/48 (EUR)	1,229,000	1,998,648
1.500%, 05/15/24 (EUR)	1,965,000	2,493,979
2.000%, 01/04/22 (EUR)	1,505,000	1,825,325
2.000%, 08/15/23 (EUR)	681,529	862,664
2.500%, 07/04/44 (EUR)	2,224,600	4,326,300
3.250%, 07/04/42 (EUR)	387,500	810,186
4.250%, 07/04/39 (EUR)	1,677,500	3,700,395
5.500%, 01/04/31 (EUR)	5,611,600	10,780,372
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	3,038,830
2.750%, 06/01/22 (CAD)	1,870,000	1,463,559
3.500%, 12/01/45 (CAD)	1,500,000	1,738,110
4.000%, 06/01/41 (CAD)	975,000	1,148,568
5.750%, 06/01/29 (CAD)	1,770,000	1,918,932
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	13,692,600	2,299,746
4.500%, 11/15/39 (DKK)	4,060,000	1,215,989
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,535,429
1.375%, 04/15/47 (144A) (EUR)	234,000	370,440
3.500%, 04/15/21 (144A) (EUR)	700,000	838,447
French Republic Government Bond OAT
Zero Coupon, 05/25/21 (EUR)	1,632,929	1,921,760
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,718,246
0.500%, 05/25/26 (EUR)	5,972,399	7,423,879
1.000%, 11/25/25 (EUR)	9,476,406	12,032,169
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,805,638
1.500%, 05/25/50 (144A) (EUR)	199,000	305,897
2.250%, 05/25/24 (EUR)	2,032,800	2,637,231
2.500%, 05/25/30 (EUR)	9,411,800	14,065,146
3.250%, 05/25/45 (EUR)	6,947,900	13,908,345
4.000%, 04/25/60 (EUR)	156,000	414,615
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	448,000	732,682
5.400%, 03/13/25 (EUR)	3,555,800	5,282,119
Italy Buoni Poliennali Del Tesoro
1.350%, 04/15/22 (EUR)	1,304,000	1,565,567
2.200%, 06/01/27 (EUR)	3,880,000	5,053,037
3.750%, 09/01/24 (EUR)	13,007,000	17,404,887
3.850%, 09/01/49 (144A) (EUR)	2,725,000	4,729,672
5.000%, 08/01/39 (144A) (EUR)	4,588,000	8,552,174
5.250%, 11/01/29 (EUR)	9,330,200	15,262,687
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	805,322
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	2,292,500,000	22,007,696
0.100%, 12/20/29 (JPY)	767,550,000	7,349,310
0.500%, 12/20/24 (JPY)	380,650,000	3,705,946
0.800%, 09/20/22 (JPY)	1,390,000,000	13,424,607

Sovereign—(Continued)
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	265,100,000	2,388,250
0.500%, 09/20/46 (JPY)	1,511,600,000	14,232,245
1.800%, 09/20/43 (JPY)	796,250,000	9,728,799
1.900%, 09/20/42 (JPY)	394,900,000	4,873,897
2.300%, 03/20/40 (JPY)	554,550,000	7,130,777
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,597,357
1.500%, 03/20/33 (JPY)	230,600,000	2,551,479
1.700%, 12/20/31 (JPY)	698,700,000	7,811,342
1.700%, 09/20/32 (JPY)	182,400,000	2,051,687
1.700%, 09/20/33 (JPY)	418,500,000	4,745,222
2.100%, 06/20/29 (JPY)	555,050,000	6,243,095
2.100%, 12/20/29 (JPY)	555,900,000	6,295,351
2.500%, 12/21/20 (JPY)	1,513,200,000	14,430,962
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	1,982,097
10.000%, 11/20/36 (MXN)	40,732,100	2,455,679
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,627,828
2.750%, 01/15/47 (144A) (EUR)	174,000	357,886
3.750%, 01/15/42 (144A) (EUR)	1,396,600	3,020,428
5.500%, 01/15/28 (EUR)	4,131,500	7,018,563
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,217,666
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,307,487
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,688,690
2.250%, 06/01/21 (SGD)	865,000	642,041
2.750%, 03/01/46 (SGD)	305,000	294,264
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,851,407
1.000%, 10/31/50 (144A) (EUR)	915,000	1,055,115
1.450%, 10/31/27 (144A) (EUR)	7,555,000	9,786,038
1.950%, 07/30/30 (144A) (EUR)	2,407,000	3,301,277
2.900%, 10/31/46 (144A) (EUR)	1,182,000	2,004,279
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,912,151
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,385,506
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,323,697
4.850%, 10/31/20 (144A) (EUR)	8,313,000	9,787,004
6.000%, 01/31/29 (EUR)	3,371,400	5,896,632
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,923,001
1.500%, 11/13/23 (144A) (SEK)	3,330,000	393,364
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	502,259
United Kingdom Gilt
0.625%, 06/07/25 (GBP)	2,535,000	3,376,219
1.750%, 09/07/22 (GBP)	1,470,178	1,962,358
1.750%, 01/22/49 (GBP)	881,000	1,422,189
2.250%, 09/07/23 (GBP)	1,170,000	1,612,430
3.250%, 01/22/44 (GBP)	2,120,900	4,196,294
4.250%, 12/07/46 (GBP)	8,422,100	19,862,113

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
United Kingdom Gilt
6.000%, 12/07/28 (GBP)	3,478,400	$6,634,262

Total Foreign Government (Cost $434,306,291)		465,052,299

Mutual Funds—2.6%

Investment Company Securities—2.6%
Vanguard Global ex-U.S. Real Estate ETF	1,055,100	51,288,411
Vanguard Real Estate ETF (b)	637,426	50,331,157

Total Mutual Funds (Cost $95,416,127)		101,619,568

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,058	222,346
Porsche Automobil Holding SE (a)	10,926	652,334
Volkswagen AG (a)	13,243	2,131,309

		3,005,989

Chemicals—0.0%
FUCHS Petrolub SE	4,959	252,190

Health Care Equipment & Supplies—0.0%
Sartorius AG	2,538	1,042,594

Household Products—0.0%
Henkel AG & Co. KGaA	12,713	1,331,190

Total Preferred Stocks (Cost $5,390,373)		5,631,963

Rights—0.0%

Equity Real Estate Investment Trusts—0.0%
Triple Point Social Housing REIT plc (Cost $0)	5,958	77

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $18,359,414; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $18,726,667.	18,359,414	18,359,414

Total Short-Term Investments (Cost $18,359,414)		18,359,414

Securities Lending Reinvestments (h)—7.4%

Certificates of Deposit—2.3%
Agricultural Bank of China 0.610%, 10/19/20	4,000,000	4,000,868
Banco del Estado de Chile 0.250%, 01/04/21	2,000,000	2,000,000

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (i)	5,000,000	5,000,000
Bank of Nova Scotia 1.820%, 10/06/20	3,011,691	3,000,834
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (i)	3,000,000	3,000,246
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (i)	2,000,000	2,000,496
China Construction Bank Corp. 0.650%, 10/14/20	6,000,000	6,000,984
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (i)	2,000,000	2,000,552
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	7,000,000	7,000,042
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	3,997,548	3,998,920
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd. 0.250%, 03/22/21	10,000,000	10,000,480
National Westminster Bank plc Zero Coupon, 12/03/20	4,997,501	4,998,100
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (i)	2,000,000	2,001,260
Societe Generale 0.390%, 3M LIBOR + 0.170%, 12/31/20 (i)	2,000,000	2,000,492
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	9,974,001	9,997,600
0.310%, 3M LIBOR + 0.030%, 02/17/21 (i)	10,000,000	10,000,760
Toronto-Dominion Bank
0.324%, 3M LIBOR + 0.070%, 02/16/21 (i)	5,000,000	5,000,000
0.432%, 3M LIBOR + 0.130%, 07/02/21 (i)	5,000,000	5,004,980

		92,004,782

Commercial Paper—0.1%
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	999,973
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (i)	2,000,000	2,000,130

		3,000,103

Repurchase Agreements—1.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,100,011; collateralized by various Common Stock with an aggregate market value of $2,333,674.	2,100,000	2,100,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $7,011,091; collateralized by various Common Stock with an aggregate market value of $7,779,616.	7,000,000	7,000,000

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $8,002,800; collateralized by various Common Stock with an aggregate market value of $8,800,000.	8,000,000	$8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,822.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,096,364.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $8,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $8,769,925.	8,000,000	8,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $4,800,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $4,896,001.	4,800,000	4,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,454,800; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,483,894.	1,454,798	1,454,798
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $800,004; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $900,005; collateralized by various Common Stock with an aggregate market value of $1,000,161.	900,000	900,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,100,100; collateralized by various Common Stock with an aggregate market value of $2,333,709.	2,100,000	2,100,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $6,200,313; collateralized by various Common Stock with an aggregate market value of $6,890,454.	6,200,000	6,200,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $10,800,504; collateralized by various Common Stock with an aggregate market value of $12,004,619.	10,800,000	10,800,000

		61,154,798

Mutual Funds—3.5%
BlackRock Liquidity Funds, Institutional Shares 0.010% (j)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (j)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (j)	16,800,000	16,800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (j)	60,000,000	60,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (j)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (j)	25,000,000	25,000,000

		137,300,000

Total Securities Lending Reinvestments (Cost $293,443,023)		293,459,683

Total Investments—105.7% (Cost $3,442,535,479)		4,176,178,355
Other assets and liabilities (net)—(5.7)%		(225,421,847)

Net Assets—100.0%		$3,950,756,508

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $294,122,852 and the collateral received consisted of cash in the amount of $293,427,251 and non-cash collateral with a value of $8,167,737. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $107,216,261.
(f)	Affiliated Issuer.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $91,213,164.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $105,395,268, which is 2.7% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	17,165,423	BOA	12/11/20	USD	13,140,259	$(245,316)
CAD	70,252,334	BBP	12/11/20	USD	53,226,102	(451,411)
CAD	21,508,000	MSIP	12/11/20	USD	16,298,311	(141,154)
CHF	4,424,000	JPMC	12/11/20	USD	4,846,828	(33,737)
EUR	1,066,549	HSBCU	10/15/20	USD	1,260,026	(9,215)
EUR	6,048,693	MSIP	10/15/20	USD	7,186,947	(93,253)
EUR	1,197,940	SCB	10/15/20	USD	1,426,845	(21,943)
EUR	325,975	SSBT	10/15/20	USD	385,711	(3,419)
EUR	1,836,877	SSBT	10/15/20	USD	2,152,085	2,139
EUR	3,427,780	SSBT	10/15/20	USD	4,047,590	(27,610)
EUR	7,411,000	CBNA	12/11/20	USD	8,731,959	(29,602)
GBP	955,293	MSIP	11/19/20	USD	1,238,299	(5,344)
JPY	131,515,922	MSIP	10/08/20	USD	1,247,697	(608)
JPY	37,832,733	SSBT	10/08/20	USD	358,616	129
JPY	2,540,453,000	MSIP	12/11/20	USD	24,277,690	(168,126)
NZD	7,375,872	JPMC	12/11/20	USD	4,926,729	(47,502)
NZD	39,283,128	JPMC	12/11/20	USD	26,239,245	(252,990)
NZD	15,811,128	NWM	12/11/20	USD	10,643,103	(183,854)
SEK	89,931,000	BNP	12/11/20	USD	10,166,868	(117,001)
SEK	96,205,738	BNP	12/11/20	USD	10,938,524	(187,451)
SEK	350,155,553	BNP	12/11/20	USD	40,074,861	(944,678)
SEK	181,894,447	CSI	12/11/20	USD	20,823,788	(496,928)
SEK	120,649,907	JPMC	12/11/20	USD	13,763,516	(280,785)
ZAR	7,092,189	SSBT	11/27/20	USD	422,788	(2,161)

Contracts to Deliver
AUD	18,628,928	BNP	10/29/20	USD	13,349,918	6,146
AUD	31,590,000	BNP	12/11/20	USD	22,792,463	161,969
CAD	12,358,965	JPMC	10/09/20	USD	9,216,299	(65,576)
CAD	37,907,204	CSI	12/11/20	USD	28,814,015	337,510
CAD	37,905,796	CSI	12/11/20	USD	28,818,731	343,283
CAD	23,130,000	GSBU	12/11/20	USD	17,379,687	4,057
CHF	462,190	SSBT	11/19/20	USD	508,442	5,965
CHF	25,817,081	BOA	12/11/20	USD	28,537,599	449,909
CHF	45,615,000	UBSA	12/11/20	USD	50,367,640	740,807
DKK	21,151,729	BOA	10/16/20	USD	3,235,076	(96,716)
EUR	1,296,619	BBH	10/15/20	USD	1,538,355	17,725
EUR	220,463,700	HSBCU	10/15/20	USD	259,195,203	643,154
EUR	1,059,830	MSIP	10/15/20	USD	1,244,811	1,879
EUR	1,128,069	SG	10/15/20	USD	1,322,855	(105)
EUR	1,050,499	SSBT	10/15/20	USD	1,245,505	13,516
EUR	14,927,075	CBNA	12/11/20	USD	17,855,275	327,177
EUR	17,483,000	CBNA	12/11/20	USD	20,651,846	122,457
EUR	41,464,282	JPMC	12/11/20	USD	49,051,052	361,675

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,153,718	JPMC	12/11/20	USD	13,215,940	$118,702
EUR	67,133,371	NWM	12/11/20	USD	79,814,327	983,059
GBP	31,954,157	MSIP	11/19/20	USD	41,543,919	302,109
GBP	43,922,000	JPMC	12/11/20	USD	57,670,245	972,370
GBP	28,675,498	MSIP	12/11/20	USD	37,112,202	95,677
JPY	14,967,779,711	GSBU	10/08/20	USD	142,179,938	249,168
JPY	3,672,230,000	CBNA	12/11/20	USD	34,522,716	(327,707)
JPY	7,087,067,455	JPMC	12/11/20	USD	66,809,650	(448,474)
MXN	84,990,335	BNP	10/08/20	USD	3,758,080	(82,882)
MXN	16,205,966	NWM	10/08/20	USD	730,781	(1,614)
NOK	10,219,551	SSBT	10/16/20	USD	1,091,000	(4,650)
NOK	36,308,000	CSI	12/11/20	USD	3,907,300	14,128
NZD	39,283,128	JPMC	12/11/20	USD	26,169,233	182,978
NZD	15,811,128	JPMC	12/11/20	USD	10,482,582	23,333
NZD	7,401,872	JPMC	12/11/20	USD	4,930,903	34,477
NZD	7,375,872	JPMC	12/11/20	USD	4,890,112	10,885
PLN	7,189,934	MSIP	10/22/20	USD	1,923,947	63,796
SEK	18,964,440	HSBCU	10/16/20	USD	2,076,165	(41,677)
SEK	120,649,907	BNP	12/11/20	USD	14,005,187	522,456
SGD	4,464,518	SSBT	10/27/20	USD	3,262,845	(7,822)

Net Unrealized Appreciation						$2,291,324

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/20	677	AUD	101,138,939	$567,553
Canada Government Bond 10 Year Futures	12/18/20	531	CAD	80,611,110	(49,120)
MSCI EAFE Index Mini Futures	12/18/20	2,897	USD	268,436,020	(7,371,657)
MSCI Emerging Markets Index Mini Futures	12/18/20	368	USD	20,028,400	45,238
MSCI Singapore Index Futures	10/29/20	869	SGD	24,566,630	(2,165)
OMX Stockholm 30 Index Futures	10/16/20	271	SEK	49,626,875	43,700
Russell 2000 Index E-Mini Futures	12/18/20	1,439	USD	108,241,580	(1,160,905)
S&P Midcap 400 Index E-Mini Future	12/18/20	592	USD	109,869,280	(1,067,634)
U.S. Treasury Note 10 Year Futures	12/21/20	571	USD	79,672,344	65,118

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/18/20	(6,580)	EUR	(210,165,200)	8,038,239
Euro-Bund Futures	12/08/20	(623)	EUR	(108,725,960)	(592,233)
FTSE 100 Index Futures	12/18/20	(589)	GBP	(34,406,435)	1,477,511
Hang Seng Index Futures	10/29/20	(243)	HKD	(284,674,500)	(28,752)
Japanese Government 10 Year Bond Futures	12/14/20	(3)	JPY	(456,330,000)	(9,833)
S&P 500 Index E-Mini Futures	12/18/20	(1,120)	USD	(187,712,000)	(1,563,329)
SPI 200 Index Futures	12/17/20	(702)	AUD	(101,825,100)	1,096,979
TOPIX Index Futures	12/10/20	(570)	JPY	(9,265,350,000)	(1,416,688)
United Kingdom Long Gilt Bond Futures	12/29/20	(449)	GBP	(61,113,390)	34,436

Net Unrealized Depreciation					$(1,893,542)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Written Options

Options on Equity Indices	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - S&P 500 Index	USD 3,550	11/20/20	(58,000)	USD	(58,000)	$(2,283,060)	$(2,153,540)	$129,520

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	09/28/30	USD	977,190,000	$(2,481,574)	$—	$(2,481,574)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	Natwest Markets plc
(SCB)—	Standard Chartered Bank
(SG)—	Societe Generale Paris
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,656,073	$8,968,978	$—	$24,625,051
Air Freight & Logistics	7,327,130	6,855,024	—	14,182,154
Airlines	2,011,298	886,980	—	2,898,278
Auto Components	1,148,069	8,497,407	—	9,645,476
Automobiles	2,246,767	25,429,275	—	27,676,042
Banks	33,015,081	66,716,421	0	99,731,502
Beverages	17,064,216	19,308,749	—	36,372,965
Biotechnology	22,490,250	10,132,496	—	32,622,746
Building Products	4,490,861	10,885,750	—	15,376,611
Capital Markets	25,274,502	26,662,881	—	51,937,383
Chemicals	18,163,547	37,310,488	—	55,474,035
Commercial Services & Supplies	4,286,054	4,431,249	—	8,717,303
Communications Equipment	7,797,982	3,858,686	—	11,656,668
Construction & Engineering	680,325	7,868,642	—	8,548,967
Construction Materials	1,150,877	5,350,754	—	6,501,631
Consumer Finance	4,625,509	123,375	—	4,748,884
Containers & Packaging	3,404,470	632,813	—	4,037,283
Distributors	784,393	93,513	—	877,906
Diversified Consumer Services	—	131,464	—	131,464
Diversified Financial Services	14,703,507	7,040,826	—	21,744,333
Diversified Telecommunication Services	16,304,900	18,496,535	—	34,801,435
Electric Utilities	18,180,417	22,236,295	—	40,416,712
Electrical Equipment	5,284,881	18,530,260	—	23,815,141
Electronic Equipment, Instruments & Components	5,272,777	19,222,182	—	24,494,959
Energy Equipment & Services	1,668,559	167,970	—	1,836,529
Entertainment	20,265,737	8,919,884	—	29,185,621
Equity Real Estate Investment Trusts	111,769,312	50,151,169	—	161,920,481
Food & Staples Retailing	15,604,163	15,109,250	—	30,713,413
Food Products	10,783,875	38,539,728	—	49,323,603
Gas Utilities	407,691	4,777,668	—	5,185,359
Health Care Equipment & Supplies	39,131,599	22,628,710	—	61,760,309
Health Care Providers & Services	26,195,797	5,437,320	0	31,633,117
Health Care Technology	777,840	1,954,467	—	2,732,307
Hotels, Restaurants & Leisure	16,467,115	12,957,145	—	29,424,260
Household Durables	4,294,462	13,451,275	—	17,745,737
Household Products	18,080,011	9,078,785	—	27,158,796
Independent Power and Renewable Electricity Producers	427,124	913,526	—	1,340,650
Industrial Conglomerates	10,759,905	11,619,866	—	22,379,771
Insurance	17,900,866	46,372,883	—	64,273,749
Interactive Media & Services	54,575,862	3,863,373	—	58,439,235
Internet & Direct Marketing Retail	52,496,009	8,566,843	—	61,062,852

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$56,540,143	$16,015,730	$—	$72,555,873
Leisure Products	367,690	2,691,739	—	3,059,429
Life Sciences Tools & Services	12,108,352	5,560,151	—	17,668,503
Machinery	15,994,278	31,610,218	—	47,604,496
Marine	—	2,011,201	—	2,011,201
Media	13,320,438	4,132,733	—	17,453,171
Metals & Mining	3,090,524	27,614,255	—	30,704,779
Multi-Utilities	9,328,489	9,687,949	—	19,016,438
Multiline Retail	5,425,110	4,662,058	—	10,087,168
Oil, Gas & Consumable Fuels	18,671,633	26,847,546	—	45,519,179
Paper & Forest Products	—	3,413,937	—	3,413,937
Personal Products	1,750,365	23,053,791	—	24,804,156
Pharmaceuticals	42,339,454	91,863,834	—	134,203,288
Professional Services	3,255,663	16,440,350	—	19,696,013
Real Estate Management & Development	752,815	47,701,702	—	48,454,517
Road & Rail	10,376,589	8,831,557	—	19,208,146
Semiconductors & Semiconductor Equipment	49,890,472	20,917,271	—	70,807,743
Software	92,370,419	17,824,350	—	110,194,769
Specialty Retail	24,525,004	9,027,471	—	33,552,475
Technology Hardware, Storage & Peripherals	68,972,376	4,164,166	—	73,136,542
Textiles, Apparel & Luxury Goods	7,069,698	27,298,383	—	34,368,081
Tobacco	6,687,165	9,627,074	—	16,314,239
Trading Companies & Distributors	2,130,502	13,596,612	—	15,727,114
Transportation Infrastructure	—	5,072,246	—	5,072,246
Water Utilities	923,755	1,071,964	—	1,995,719
Wireless Telecommunication Services	2,377,544	18,327,900	—	20,705,444
Total Common Stocks	1,081,238,291	1,033,247,093	0	2,114,485,384
Total U.S. Treasury & Government Agencies*	—	1,177,569,967	—	1,177,569,967
Total Foreign Government*	—	465,052,299	—	465,052,299
Total Mutual Funds*	101,619,568	—	—	101,619,568
Total Preferred Stocks*	—	5,631,963	—	5,631,963
Total Rights*	77	—	—	77
Total Short-Term Investment*	—	18,359,414	—	18,359,414
Securities Lending Reinvestments
Certificates of Deposit	—	92,004,782	—	92,004,782
Commercial Paper	—	3,000,103	—	3,000,103
Repurchase Agreements	—	61,154,798	—	61,154,798
Mutual Funds	137,300,000	—	—	137,300,000
Total Securities Lending Reinvestments	137,300,000	156,159,683	—	293,459,683
Total Investments	$1,320,157,936	$2,856,020,419	$0	$4,176,178,355

Collateral for Securities Loaned (Liability)	$—	$(293,427,251)	$—	$(293,427,251)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,112,635	$—	$7,112,635
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,821,311)	—	(4,821,311)
Total Forward Contracts	$—	$2,291,324	$—	$2,291,324
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,368,774	$—	$—	$11,368,774
Futures Contracts (Unrealized Depreciation)	(13,262,316)	—	—	(13,262,316)
Total Futures Contracts	$(1,893,542)	$—	$—	$(1,893,542)
Total Written Options at Value	$—	$(2,153,540)	$—	$(2,153,540)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,481,574)	$—	$(2,481,574)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfer from Level 2 to Level 3 in the amount of $192,028 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—57.0% of Net Assets

Security Description	Principal Amount*	Value

Regional Government—0.4%
Kommuninvest I Sverige AB 1.000%, 10/02/24 (SEK)	27,350,000	$3,169,534

Sovereign—56.6%
Abu Dhabi Government International Bonds
1.700%, 03/02/31 (144A)	962,000	951,624
3.125%, 09/30/49 (144A)	2,538,000	2,715,660
3.125%, 09/30/49	365,000	390,550
3.875%, 04/16/50 (144A)	1,514,000	1,847,080
Angolan Government International Bonds
8.000%, 11/26/29	1,375,000	1,085,524
8.250%, 05/09/28	461,000	366,265
9.125%, 11/26/49 (144A)	670,000	520,925
9.125%, 11/26/49	383,000	297,783
9.375%, 05/08/48	4,102,000	3,198,411
Argentine Republic Government International Bonds
0.125%, 07/09/30 (a)	10,840,888	4,520,650
0.125%, 07/09/35 (a)	18,436,703	6,923,166
0.125%, 01/09/38 (a)	3,956,074	1,699,134
1.000%, 07/09/29	1,532,610	698,119
Australia Government Bonds
0.250%, 11/21/24 (AUD)	11,500,000	8,236,397
2.750%, 06/21/35 (AUD)	5,614,000	4,909,058
3.000%, 03/21/47 (AUD)	9,990,000	9,250,076
3.750%, 04/21/37 (AUD)	4,775,000	4,692,269
Bahrain Government International Bonds
5.450%, 09/16/32 (144A)	1,097,000	1,041,875
5.625%, 09/30/31 (144A)	2,374,000	2,313,599
5.625%, 09/30/31	215,000	209,530
6.000%, 09/19/44	3,946,000	3,628,526
7.000%, 10/12/28	1,187,000	1,293,140
7.375%, 05/14/30 (144A)	712,000	779,186
Bermuda Government International Bond 3.375%, 08/20/50 (144A) (b)	1,778,000	1,826,895
Brazilian Government International Bonds
2.875%, 06/06/25	2,694,000	2,714,205
3.875%, 06/12/30 (b)	751,000	750,249
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 05/15/35 (EUR)	1,230,000	1,511,078
Zero Coupon, 08/15/50 (EUR)	4,945,000	5,962,154
4.250%, 07/04/39 (EUR)	1,785,000	3,937,529
4.750%, 07/04/34 (EUR)	1,775,000	3,611,326
Canada Housing Trust 1.800%, 12/15/24 (144A) (CAD)	6,595,000	5,219,983
Canadian Government Bonds
1.250%, 03/01/25 (CAD)	10,405,000	8,132,708
1.250%, 06/01/30 (CAD)	12,125,000	9,702,368
2.250%, 06/01/29 (CAD)	13,185,000	11,375,015
Chile Government International Bond 1.625%, 01/30/25 (EUR)	709,000	881,725
Colombia Government International Bonds
3.125%, 04/15/31 (b)	2,136,000	2,189,400
3.875%, 04/25/27	3,711,000	4,002,351
5.000%, 06/15/45	1,296,000	1,509,840
Colombian TES 5.750%, 11/03/27 (COP)	2,895,400,000	791,492

Sovereign—(Continued)
Costa Rica Government International Bond 7.000%, 04/04/44	872,000	788,724
Dominican Republic International Bonds
5.875%, 04/18/24	3,215,000	3,401,470
5.875%, 01/30/60	150,000	141,750
5.875%, 01/30/60 (144A)	1,819,000	1,718,955
5.950%, 01/25/27	3,061,000	3,284,453
6.400%, 06/05/49	255,000	255,893
6.500%, 02/15/48	3,974,000	4,019,701
6.850%, 01/27/45	829,000	872,937
Ecuador Government International Bonds
Zero Coupon, 07/31/30 (144A)	711,514	330,000
0.500%, 07/31/30 (144A) (a)	2,629,428	1,774,890
0.500%, 07/31/35 (144A) (a)	5,981,734	3,304,968
0.500%, 07/31/40 (144A) (a)	2,394,604	1,194,309
Egypt Government International Bonds
5.625%, 04/16/30 (EUR)	1,145,000	1,213,244
7.500%, 01/31/27	1,320,000	1,384,060
8.500%, 01/31/47	4,152,000	4,011,089
8.500%, 01/31/47 (144A)	402,000	388,357
8.875%, 05/29/50 (144A)	1,385,000	1,370,541
El Salvador Government International Bonds
5.875%, 01/30/25	560,000	488,320
7.125%, 01/20/50 (144A)	552,000	429,677
7.125%, 01/20/50	1,399,000	1,088,982
7.650%, 06/15/35	364,000	312,676
7.750%, 01/24/23	3,015,000	2,904,983
Finance Department Government of Sharjah 4.000%, 07/28/50 (144A)	499,000	510,387
Finland Government Bond 0.500%, 09/15/27 (144A) (EUR)	1,949,000	2,447,950
French Republic Government Bonds OAT
1.000%, 05/25/27 (EUR)	8,195,000	10,575,159
1.250%, 05/25/34 (EUR)	1,681,900	2,329,914
1.500%, 05/25/50 (144A) (EUR)	2,215,000	3,404,838
Gabon Government International Bond 6.950%, 06/16/25	3,395,000	3,176,361
Ghana Government International Bonds
7.625%, 05/16/29	490,000	441,857
7.875%, 03/26/27	2,105,000	1,997,140
7.875%, 02/11/35 (144A)	1,374,000	1,156,771
8.125%, 03/26/32	650,000	568,489
8.750%, 03/11/61 (144A)	233,000	196,214
8.950%, 03/26/51	1,985,000	1,713,976
Guatemala Government Bonds
4.500%, 05/03/26	3,270,000	3,503,805
5.375%, 04/24/32 (144A)	200,000	229,400
6.125%, 06/01/50 (144A)	355,000	423,337
6.125%, 06/01/50	1,657,000	1,975,972
Honduras Government International Bonds
5.625%, 06/24/30 (144A)	586,000	626,727
7.500%, 03/15/24	3,575,000	3,887,812
Indonesia Government International Bonds
2.850%, 02/14/30	1,163,000	1,221,332
4.125%, 01/15/25	5,170,000	5,769,648

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Israel Government International Bonds
3.875%, 07/03/50	977,000	$1,172,400
4.500%, 04/03/20	1,021,000	1,398,770
Italy Buoni Poliennali Del Tesoro
1.750%, 07/01/24 (EUR)	1,460,000	1,818,128
1.800%, 03/01/41 (144A) (EUR)	8,178,000	10,043,144
1.850%, 05/15/24 (EUR)	15,440,000	19,272,054
1.850%, 07/01/25 (144A) (EUR)	220,000	277,233
3.350%, 03/01/35 (144A) (EUR)	1,529,000	2,303,230
Ivory Coast Government International Bonds
5.375%, 07/23/24	3,183,000	3,193,695
5.875%, 10/17/31 (144A) (EUR)	1,350,000	1,430,446
5.875%, 10/17/31 (EUR)	410,000	434,432
6.375%, 03/03/28	1,120,000	1,118,062
6.625%, 03/22/48 (EUR)	611,000	603,539
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	4,015,375
7.875%, 07/28/45	2,278,000	2,882,809
Japan Government Ten Year Bonds
0.100%, 03/20/30 (JPY)	1,157,950,000	11,076,640
0.100%, 06/20/30 (JPY)	1,436,100,000	13,721,689
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	893,350,000	8,048,070
0.500%, 03/20/49 (JPY)	50,150,000	466,483
Japan Government Twenty Year Bond 0.500%, 09/20/36 (JPY)	4,234,100,000	41,435,284
Japan Government Two Year Bond 0.100%, 09/01/22 (JPY)	1,180,550,000	11,247,379
Japan Treasury Bill Zero Coupon, 12/07/20 (JPY)	597,600,000	5,667,898
Kazakhstan Government International Bond 5.125%, 07/21/25	2,039,000	2,358,099
Kenya Government International Bond 6.875%, 06/24/24	3,800,000	3,861,484
Kingdom of Belgium Government Bond 1.450%, 06/22/37 (144A) (EUR)	2,803,000	4,047,041
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	7,723,210,000	6,561,375
1.500%, 03/10/25 (KRW)	10,438,290,000	9,083,805
Lebanon Government International Bonds
6.000%, 01/27/23	6,653,000	1,047,847
6.200%, 02/26/25	461,000	72,608
6.650%, 11/03/28	2,006,000	312,739
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	8,253,000	2,268,315
Mexican Bonos 8.000%, 11/07/47 (MXN)	23,110,000	1,154,920
Mexico Government International Bond 5.000%, 04/27/51 (b)	1,334,000	1,488,744
Mongolia Government International Bond 5.625%, 05/01/23	1,921,000	1,971,461
Nigeria Government International Bonds
6.500%, 11/28/27	384,000	365,361
7.625%, 11/28/47	2,451,000	2,190,214
Oman Government International Bond 6.750%, 01/17/48	2,997,000	2,475,066

Sovereign—(Continued)
Pakistan Government International Bond 6.875%, 12/05/27	1,144,000	1,137,136
Panama Government International Bonds
2.252%, 09/29/32	1,231,000	1,243,310
3.160%, 01/23/30 (b)	2,580,000	2,805,750
4.500%, 05/15/47	461,000	575,674
4.500%, 04/16/50	1,912,000	2,392,390
8.875%, 09/30/27 (b)	3,275,000	4,691,437
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	1,260,000	1,450,890
5.400%, 03/30/50 (144A)	359,000	434,753
Peru Government Bond 5.940%, 02/12/29 (PEN)	4,133,000	1,345,468
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	640,748
Peruvian Government International Bonds
2.783%, 01/23/31 (b)	3,457,000	3,738,780
2.392%, 01/23/26 (b)	1,362,000	1,426,695
Philippine Government International Bond 3.700%, 02/02/42	1,626,000	1,884,239
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	4,678,000	6,019,183
4.500%, 04/23/28	3,018,000	3,606,510
4.817%, 03/14/49	980,000	1,319,521
5.103%, 04/23/48	2,151,000	2,988,126
Republic of Austria Government Bonds
0.500%, 04/20/27 (144A) (EUR)	3,515,000	4,403,460
0.750%, 02/20/28 (144A) (EUR)	3,865,000	4,953,856
Republic of Azerbaijan International Bond 4.750%, 03/18/24	1,847,000	1,934,622
Republic of South Africa Government International Bonds
4.300%, 10/12/28	860,000	801,038
5.000%, 10/12/46	316,000	252,800
5.650%, 09/27/47 (b)	1,854,000	1,569,411
5.750%, 09/30/49	4,869,000	4,122,485
8.000%, 01/31/30 (ZAR)	168,810,285	9,197,243
Russian Foreign Bond - Eurobonds
4.750%, 05/27/26	4,000,000	4,584,040
5.250%, 06/23/47	5,600,000	7,414,198
5.625%, 04/04/42	200,000	267,186
5.875%, 09/16/43	400,000	553,954
Saudi Government International Bonds
3.250%, 10/22/30 (144A)	1,469,000	1,595,305
4.625%, 10/04/47	946,000	1,156,296
5.000%, 04/17/49	1,150,000	1,486,835
5.250%, 01/16/50	2,472,000	3,321,340
Senegal Government International Bonds
6.250%, 07/30/24	1,202,000	1,234,815
6.750%, 03/13/48	2,204,000	2,086,901
Spain Government Bonds
1.200%, 10/31/40 (144A) (EUR)	2,920,000	3,664,640
2.350%, 07/30/33 (144A) (EUR)	4,445,000	6,454,491
4.200%, 01/31/37 (144A) (EUR)	905,000	1,655,978
Sri Lanka Government International Bonds
6.850%, 11/03/25	3,640,000	2,548,299
7.850%, 03/14/29	756,000	521,640

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	$3,279,352
Turkey Government International Bond 4.875%, 04/16/43	5,746,000	4,273,484
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (c)	2,130,000	1,934,892
6.750%, 06/20/26 (144A) (EUR)	442,000	503,972
7.253%, 03/15/33 (144A)	407,000	373,952
7.375%, 09/25/32	2,830,000	2,653,691
7.750%, 09/01/24	5,093,000	5,105,732
7.750%, 09/01/26	1,945,000	1,932,844
9.750%, 11/01/28	320,000	345,600
Ukraine Government Bond
16.750%, 06/02/21 (UAH)	29,462,000	1,084,581
United Kingdom Gilt
0.625%, 10/22/50 (GBP)	1,650,000	2,042,657
1.500%, 07/22/47 (GBP)	2,759,000	4,190,993
1.750%, 09/07/37 (GBP)	7,288,590	11,097,680
1.750%, 01/22/49 (GBP)	8,096,278	13,069,733
4.500%, 12/07/42 (GBP)	1,630,000	3,731,031
Uruguay Government International Bonds
4.375%, 01/23/31	676,097	803,710
4.975%, 04/20/55	1,232,005	1,638,567
5.100%, 06/18/50	755,000	1,012,644
Zambia Government International Bond 8.970%, 07/30/27	1,720,000	834,200

		550,800,530

Total Foreign Government (Cost $546,069,063)		553,970,064

Corporate Bonds & Notes—31.8%

Aerospace/Defense—0.4%
Embraer Netherlands Finance B.V.
5.400%, 02/01/27	970,000	919,085
6.950%, 01/17/28 (144A)	802,000	811,961
Rolls-Royce plc 0.875%, 05/09/24 (EUR)	1,145,000	1,162,979
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	597,674

		3,491,699

Agriculture—0.3%
Altria Group, Inc.
1.700%, 06/15/25 (EUR)	367,000	452,683
3.125%, 06/15/31 (EUR)	953,000	1,275,784
BAT International Finance plc 1.250%, 03/13/27 (EUR)	815,000	975,175
BAT Netherlands Finance B.V. 3.125%, 04/07/28 (EUR)	425,000	570,216

		3,273,858

Apparel—0.1%
Ralph Lauren Corp. 2.950%, 06/15/30	815,000	850,342

Auto Manufacturers—1.1%
BMW Finance NV 1.000%, 08/29/25 (EUR)	1,275,000	1,563,425
Daimler AG 2.625%, 04/07/25 (EUR)	1,230,000	1,579,639
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	337,000	397,281
Ford Motor Credit Co. LLC 3.021%, 03/06/24 (EUR)	1,290,000	1,480,320
General Motors Financial Co., Inc. 2.200%, 04/01/24 (EUR)	1,440,000	1,733,413
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24 (EUR)	1,070,000	1,242,651
3.350%, 06/08/25 (144A)	475,000	496,796
3.875%, 05/19/23 (EUR)	100,000	126,028
Nissan Motor Co., Ltd. 4.345%, 09/17/27 (144A)	1,139,000	1,143,495
Volkswagen Leasing GmbH 1.125%, 04/04/24 (EUR)	780,000	927,246

		10,690,294

Auto Parts & Equipment—0.1%
Clarios Global L.P. / Clarios U.S. Finance Co. 8.500%, 05/15/27 (144A)	450,000	466,875
Tenneco, Inc. 5.000%, 07/15/24 (EUR)	755,000	815,756

		1,282,631

Banks—6.6%
Australia & New Zealand Banking Group, Ltd. 1.125%, 5Y EUR Swap + 1.400%, 11/21/29 (EUR) (c)	1,190,000	1,393,862
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (c)	2,400,000	2,768,154
Banco de Credito del Peru 3.125%, 5Y H15 + 3.000%, 07/01/30 (144A) (b) (c)	522,000	523,634
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	852,000	843,054
Banco Santander S.A. 5.179%, 11/19/25	1,600,000	1,818,607
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (c)	955,000	936,066
Barclays plc 7.875%, 5Y USD Swap + 6.772%, 03/15/22 (c)	379,000	389,896
BNP Paribas S.A. 3.375%, 01/23/26 (GBP)	1,110,000	1,573,414
CaixaBank S.A. 0.625%, 10/01/24 (EUR)	1,300,000	1,511,991
Citigroup, Inc.
1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (c)	330,000	406,022
4.700%, SOFR + 3.234%, 01/30/25 (c)	818,000	790,392
Commonwealth Bank of Australia 1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (c)	1,145,000	1,383,266

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (c)	1,000,000	$1,105,034
4.625%, 05/23/29 (GBP)	625,000	988,776
Credicorp, Ltd. 2.750%, 06/17/25 (144A) (b)	911,000	922,387
Credit Suisse AG 0.750%, 09/17/21 (EUR)	2,595,000	3,077,782
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (c)	1,265,000	1,527,365
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (c)	1,703,000	1,856,270
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 08/08/25 (GBP)	535,000	739,088
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	3,115,183
2.250%, GUKG1 + 1.650%, 01/14/28 (GBP) (c)	1,185,000	1,551,367
Deutsche Bank AG 3.875%, 02/12/24 (GBP)	1,000,000	1,361,786
Dexia Credit Local S.A.
0.625%, 01/21/22 (EUR)	3,100,000	3,686,060
DNB Boligkreditt 2.750%, 03/21/22 (EUR)	2,445,000	3,003,688
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	900,000	1,087,376
3.375%, 03/27/25 (EUR)	400,000	530,084
5.300%, 3M LIBOR + 3.834%, 11/10/26 (c)	58,000	61,547
HSBC Holdings plc
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (c)	1,414,000	1,745,100
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (c)	207,000	216,664
ING Groep NV
3.000%, 02/18/26 (GBP)	1,100,000	1,545,928
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (c)	201,000	212,658
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (c)	2,500,000	2,643,750
Intesa Sanpaolo S.p.A. 6.625%, 09/13/23 (EUR)	1,035,000	1,381,308
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (c)	975,000	1,181,242
Morgan Stanley
1.750%, 03/11/24 (EUR)	1,270,000	1,568,700
1.875%, 03/30/23 (EUR)	1,255,000	1,536,730
National Bank of Canada 0.500%, 01/26/22 (EUR)	2,570,000	3,051,144
Natwest Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (c)	1,270,000	1,546,904
Santander Holdings USA, Inc. 4.400%, 07/13/27	1,703,000	1,874,913
Societe Generale S.A. 5.000%, 01/17/24 (144A)	1,135,000	1,225,716
Standard Chartered plc 1.778%, 3M LIBOR + 1.510%, 01/30/27 (144A) (c)	1,000,000	846,510
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (c)	1,408,000	1,521,978
UniCredit S.p.A. 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (c)	1,205,000	1,387,213

Banks—(Continued)
Wells Fargo & Co.
1.338%, 3M EURIBOR + 1.670%, 05/04/25 (EUR) (c)	975,000	1,173,690
2.000%, 07/28/25 (GBP)	400,000	538,488

		64,150,787

Beverages—0.1%
Central American Bottling Corp. 5.750%, 01/31/27 (144A) (b)	826,000	855,728

Building Materials—0.3%
Cemex S.A.B. de C.V. 7.375%, 06/05/27 (144A)	267,000	288,496
Johnson Controls International plc 1.375%, 02/25/25 (EUR)	2,345,000	2,878,275

		3,166,771

Chemicals—0.7%
Alpek S.A.B. de C.V. 4.250%, 09/18/29 (144A)	224,000	221,200
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	949,000	913,412
4.500%, 01/31/30 (144A) (b)	860,000	803,025
CNAC HK Finbridge Co., Ltd.
3.875%, 06/19/29	790,000	839,428
International Flavors & Fragrances, Inc. 1.800%, 09/25/26 (EUR)	200,000	245,456
OCI NV
3.625%, 10/15/25 (144A) (EUR)	291,000	341,183
5.000%, 04/15/23 (EUR)	765,000	917,503
OCP S.A. 5.625%, 04/25/24	834,000	903,888
Orbia Advance Corp. S.A.B. de C.V. 6.750%, 09/19/42	655,000	833,815
SPCM S.A. 2.000%, 02/01/26 (144A) (EUR)	521,000	609,920

		6,628,830

Commercial Services—0.6%
Arena Luxembourg Finance Sarl 1.875%, 02/01/28 (144A) (EUR)	736,000	774,622
Autopistas del Sol S.A. 7.375%, 12/30/30	901,315	824,712
DP World Crescent, Ltd.
3.750%, 01/30/30	318,000	326,974
3.875%, 07/18/29	289,000	300,199
4.848%, 09/26/28	576,000	637,689
DP World plc
4.700%, 09/30/49	302,000	305,020
5.625%, 09/25/48	665,000	758,100
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	925,000	1,103,365
Q-Park Holding I B.V. 2.000%, 03/01/27 (144A) (EUR)	102,000	106,471

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	772,000	$748,840

		5,885,992

Computers—0.5%
Apple, Inc. 2.513%, 08/19/24 (CAD)	2,770,000	2,208,823
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	2,500,000	2,863,763

		5,072,586

Distribution/Wholesale—0.1%
Rexel S.A. 2.625%, 06/15/24 (EUR)	780,000	912,170

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 04/03/26	165,000	164,327
4.500%, 09/15/23	341,000	351,311
6.500%, 07/15/25	187,000	201,840
Aircastle, Ltd.
4.400%, 09/25/23	74,000	73,442
5.250%, 08/11/25 (144A)	130,000	127,147
BOC Aviation, Ltd. 3.875%, 04/27/26	695,000	751,191
Capital One Financial Corp.
1.650%, 06/12/29 (EUR)	1,549,000	1,856,770
Discover Financial Services 6.125%, 5Y H15 + 5.783%, 06/23/25 (c)	829,000	876,916
GE Capital Funding LLC
4.050%, 05/15/27 (144A) (b)	228,000	245,588
4.400%, 05/15/30 (144A)	533,000	572,922
Intercorp Financial Services, Inc. 4.125%, 10/19/27	745,000	760,869
Intercorp Peru, Ltd.
3.875%, 08/15/29 (144A)	303,000	300,691
3.875%, 08/15/29	200,000	198,476
Lincoln Financing Sarl
3.625%, 04/01/24 (144A) (EUR)	206,000	232,018
3.625%, 04/01/24 (EUR)	569,000	640,866
Synchrony Financial 4.250%, 08/15/24	1,170,000	1,271,177

		8,625,551

Electric—3.7%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A) (b)	1,200,000	1,404,000
AES Gener S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (c)	457,000	460,999
AES Panama Generation Holdings SRL 4.375%, 05/31/30 (144A)	817,000	840,284
Cemig Geracao e Transmissao S.A. 9.250%, 12/05/24	837,000	924,885

Electric—(Continued)
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	729,000	727,177
Colbun S.A.
3.950%, 10/11/27	200,000	225,002
4.500%, 07/10/24	722,000	786,202
Empresa de Transmision Electrica S.A. 5.125%, 05/02/49	454,000	524,711
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	895,744
Enel Americas S.A. 4.000%, 10/25/26 (b)	1,719,000	1,875,876
Enel Chile S.A. 4.875%, 06/12/28	1,025,000	1,210,012
Enel Finance International NV 5.750%, 09/14/40 (GBP)	740,000	1,463,981
Enel Generacion Chile S.A. 4.250%, 04/15/24	749,000	808,243
Enel S.p.A. 3.500%, 5Y EUR Swap + 3.564%, 05/24/80 (EUR) (c)	1,100,000	1,365,428
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	1,576,000	1,702,080
Eskom Holdings SOC, Ltd.
5.750%, 01/26/21	2,064,000	2,013,102
6.350%, 08/10/28	2,382,000	2,390,932
7.125%, 02/11/25 (144A)	286,000	260,466
7.125%, 02/11/25	701,000	638,415
Infraestructura Energetica Nova S.A.B. de C.V. 4.875%, 01/14/48	1,095,000	1,053,937
Light Servicos de Eletricidade S.A./Light Energia S.A. 7.250%, 05/03/23	897,000	932,889
Naturgy Finance BV 4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (c)	500,000	606,743
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.375%, 02/05/30	1,365,000	1,407,643
3.875%, 07/17/29 (144A) (b)	988,000	1,052,220
4.875%, 07/17/49 (144A)	1,331,000	1,460,772
4.875%, 07/17/49	473,000	519,118
5.450%, 05/21/28	1,537,000	1,798,290
6.150%, 05/21/48	1,683,000	2,165,634
SSE plc 0.875%, 09/06/25 (EUR)	1,005,000	1,211,298
Star Energy Geothermal Wayang Windu, Ltd. 6.750%, 04/24/33	575,945	633,588
Trinidad Generation UnLtd 5.250%, 11/04/27	962,000	951,187
Vattenfall AB 3.000%, 5Y EUR Swap + 2.511%, 03/19/77 (EUR) (c)	1,115,000	1,375,914

		35,686,772

Energy-Alternate Sources—0.1%
Empresa Electrica Cochrane S.p.A.
5.500%, 05/14/27 (144A)	233,703	240,714
5.500%, 05/14/27	1,110,090	1,143,393

		1,384,107

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.5%
Aeropuerto Internacional de Tocumen S.A. 6.000%, 11/18/48	1,891,601	$2,102,060
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	939,991	697,943
Heathrow Funding, Ltd. 6.750%, 12/03/28 (GBP)	601,000	954,431
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A)	650,000	456,625
SPIE S.A. 3.125%, 03/22/24 (EUR)	600,000	713,797

		4,924,856

Food—0.4%
BRF GmbH 4.350%, 09/29/26	992,000	1,027,910
BRF S.A.
4.875%, 01/24/30 (144A) (b)	338,000	346,869
4.875%, 01/24/30	422,000	433,073
5.750%, 09/21/50 (144A) (b)	523,000	518,952
Kraft Heinz Foods Co. 2.250%, 05/25/28 (EUR)	584,000	693,671
Wm Morrison Supermarkets plc 3.500%, 07/27/26 (GBP)	795,000	1,158,601

		4,179,076

Forest Products & Paper—0.6%
Celulosa Arauco y Constitucion S.A.
4.200%, 01/29/30 (144A)	609,000	644,779
5.500%, 04/30/49 (144A) (b)	311,000	342,880
Inversiones CMPC S.A.
3.850%, 01/13/30 (144A)	2,121,000	2,319,844
4.375%, 05/15/23	301,000	319,812
4.375%, 04/04/27	662,000	737,309
Suzano Austria GmbH
3.750%, 01/15/31 (b)	464,000	465,137
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27 (144A) (EUR)	197,000	226,589
2.875%, 12/15/27 (EUR)	570,000	655,613

		5,711,963

Gas—0.1%
Centrica plc 7.000%, 09/19/33 (GBP)	435,000	872,886
Grupo Energia Bogota S.A. ESP 4.875%, 05/15/30 (144A) (b)	501,000	559,868

		1,432,754

Hand/Machine Tools—0.1%
Colfax Corp. 3.250%, 05/15/25 (EUR)	770,000	902,967

Healthcare-Products—0.5%
Baxter International, Inc.
0.400%, 05/15/24 (EUR)	1,640,000	1,952,694
1.300%, 05/30/25 (EUR)	345,000	427,637

Healthcare-Products—(Continued)
DH Europe Finance II Sarl 0.450%, 03/18/28 (EUR)	747,000	868,209
Medtronic Global Holdings SCA
0.375%, 03/07/23 (EUR)	687,000	813,610
0.375%, 10/15/28 (EUR)	622,000	731,882

		4,794,032

Healthcare-Services—0.2%
Centene Corp.
4.250%, 12/15/27	186,000	194,636
4.625%, 12/15/29	243,000	262,114
IQVIA, Inc. 2.875%, 06/15/28 (144A) (EUR)	918,000	1,087,072

		1,543,822

Holding Companies-Diversified—0.0%
Alfa S.A.B. de C.V. 6.875%, 03/25/44	208,000	235,564

Household Products/Wares—0.0%
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431%, 07/01/31 (144A)	306,000	311,438

Insurance—1.0%
Aon plc 2.875%, 05/14/26 (EUR)	1,140,000	1,504,768
ASR Nederland NV 3.375%, 5Y EUR Swap + 4.000%, 05/02/49 (EUR) (c)	374,000	467,881
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (c)	866,000	1,191,757
Chubb INA Holdings, Inc.
0.300%, 12/15/24 (EUR)	704,000	828,715
0.875%, 06/15/27 (EUR)	452,000	543,152
CNP Assurances 4.500%, 3M EURIBOR + 4.600%, 06/10/47 (EUR) (c)	1,100,000	1,503,026
Credit Agricole Assurances S.A.
4.250%, 5Y EUR Swap + 4.500%, 01/13/25 (EUR) (c)	400,000	508,843
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	567,000	956,185
Principal Financial Group, Inc. 3.324%, 3M LIBOR + 3.044%, 05/15/55 (c)	300,000	268,410
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (c)	642,000	679,948
5.375%, 3M LIBOR + 3.031%, 05/15/45 (c)	226,000	243,934
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (b) (c)	589,000	605,197

		9,301,816

Internet—0.4%
Baidu, Inc. 3.075%, 04/07/25	284,000	301,813
Prosus NV 3.680%, 01/21/30 (144A)	3,453,000	3,722,896

		4,024,709

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Companies—0.2%
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	$1,622,386

Iron/Steel—0.2%
CSN Resources S.A.
7.625%, 02/13/23	1,062,000	1,097,853
7.625%, 04/17/26	558,000	560,093

		1,657,946

Leisure Time—0.1%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	583,303

Lodging—0.1%
Las Vegas Sands Corp. 3.200%, 08/08/24	560,000	567,247

Machinery-Diversified—0.3%
Dover Corp. 0.750%, 11/04/27 (EUR)	1,516,000	1,790,764
Vertical Midco Gmbh 4.375%, 07/15/27 (144A) (EUR)	1,000,000	1,190,623

		2,981,387

Media—0.4%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	304,000	316,403
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	107,000	122,295
5.125%, 07/01/49	598,000	691,954
Comcast Corp. 0.750%, 02/20/32 (EUR)	1,176,000	1,383,867
Globo Comunicacao e Participacoes S.A. 4.875%, 01/22/30 (144A) (b)	1,140,000	1,123,071

		3,637,590

Mining—1.8%
Anglo American Capital plc
4.875%, 05/14/25 (144A)	659,000	750,459
5.375%, 04/01/25 (144A)	270,000	310,308
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	1,605,000	1,694,447
3.150%, 01/14/30	369,000	392,144
3.700%, 01/30/50	1,973,000	2,087,256
3.700%, 01/30/50 (144A)	1,778,000	1,880,964
3.750%, 01/15/31 (144A)	403,000	447,705
3.750%, 01/15/31	650,000	722,105
4.375%, 02/05/49	1,350,000	1,590,421
Glencore Finance Europe, Ltd. 3.125%, 03/26/26 (GBP)	1,230,000	1,673,560
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	407,000	442,604

Mining—(Continued)
Indonesia Asahan Aluminium Persero PT
5.450%, 05/15/30 (144A)	335,000	385,417
5.800%, 05/15/50 (144A)	534,000	622,372
Industrias Penoles S.A.B. de C.V.
4.750%, 08/06/50 (144A)	269,000	277,970
5.650%, 09/12/49	410,000	476,953
Nexa Resources S.A. 5.375%, 05/04/27	1,228,000	1,275,597
Southern Copper Corp.
5.250%, 11/08/42	583,000	733,962
5.875%, 04/23/45	541,000	732,767
Stillwater Mining Co. 7.125%, 06/27/25	880,000	924,440

		17,421,451

Miscellaneous Manufacturing—0.1%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	1,000,000	751,250
General Electric Co. 0.875%, 05/17/25 (EUR)	1,155,000	1,347,043

		2,098,293

Multi-National—0.2%
European Investment Bank
1.250%, 05/12/25 (SEK)	6,360,000	744,448
4.750%, 08/07/24 (AUD)	1,407,000	1,171,931

		1,916,379

Oil & Gas—4.3%
Apache Corp. 4.375%, 10/15/28	1,000,000	915,000
BG Energy Capital plc 5.125%, 12/01/25 (GBP)	313,000	498,537
BP Capital Markets plc
1.573%, 02/16/27 (EUR)	295,000	370,461
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (c)	920,000	1,107,633
Ecopetrol S.A.
5.875%, 05/28/45	461,000	502,490
7.375%, 09/18/43	943,000	1,181,117
Geopark, Ltd. 5.500%, 01/17/27 (144A)	726,000	642,517
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	1,271,000	432,153
Gran Tierra Energy, Inc.
7.750%, 05/23/27 (144A)	355,000	120,704
Husky Energy, Inc. 4.400%, 04/15/29	1,425,000	1,485,732
KazMunayGas National Co. JSC
4.400%, 04/30/23	4,304,000	4,584,474
5.750%, 04/19/47	2,334,000	2,765,136
Leviathan Bond, Ltd.
6.125%, 06/30/25 (144A)	324,995	335,151
6.750%, 06/30/30 (144A)	531,793	550,406
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A)	622,000	594,661
NAK Naftogaz Ukraine via Kondor Finance plc 7.625%, 11/08/26 (144A)	505,000	484,285

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	735,000	$780,035
7.625%, 11/07/24	1,079,000	1,151,086
Pertamina Persero PT
4.150%, 02/25/60 (144A)	700,000	691,354
5.625%, 05/20/43	607,000	704,041
6.000%, 05/03/42	1,299,000	1,572,005
6.450%, 05/30/44	684,000	886,062
6.500%, 05/27/41	744,000	948,518
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	667,000	554,691
5.950%, 01/28/31	1,217,000	1,012,082
6.500%, 03/13/27	2,524,000	2,353,630
6.750%, 09/21/47	2,372,000	1,826,440
6.840%, 01/23/30 (144A)	1,098,000	977,220
6.840%, 01/23/30	582,000	517,980
6.950%, 01/28/60 (144A)	1,950,000	1,491,750
6.950%, 01/28/60	1,972,000	1,508,580
7.690%, 01/23/50 (144A)	1,077,000	889,064
7.690%, 01/23/50	2,656,000	2,192,528
Petronas Capital, Ltd.
4.550%, 04/21/50 (144A)	595,000	755,894
4.800%, 04/21/60 (144A)	573,000	779,486
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/59 (144A) (b)	1,505,000	1,614,800
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	826,465
Tengizchevroil Finance Co. International, Ltd. 3.250%, 08/15/30 (144A)	552,000	556,972
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	603,869

		41,765,009

Packaging & Containers—0.1%
SIG Combibloc PurchaseCo., S.a.r.l. 1.875%, 06/18/23 (144A) (EUR)	420,000	500,899
Silgan Holdings, Inc. 2.250%, 06/01/28 (EUR)	174,000	198,396

		699,295

Pharmaceuticals—0.4%
AbbVie, Inc. 2.625%, 11/15/28 (144A) (EUR)	441,000	602,261
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (144A) (EUR)	153,000	172,658
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	817,000	945,002
Takeda Pharmaceutical Co., Ltd.
0.750%, 07/09/27 (EUR)	283,000	337,353
1.125%, 11/21/22 (EUR)	1,245,000	1,491,711

		3,548,985

Pipelines—1.3%
AI Candelaria Spain SLU 7.500%, 12/15/28 (144A)	280,000	302,400

Pipelines—(Continued)
Boardwalk Pipelines L.P. 4.800%, 05/03/29	1,095,000	1,192,569
Energy Transfer Operating L.P.
3.750%, 05/15/30	976,000	944,644
5.500%, 06/01/27	3,524,000	3,843,338
GNL Quintero S.A. 4.634%, 07/31/29	1,794,000	1,920,567
Oleoducto Central S.A. 4.000%, 07/14/27 (144A) (b)	260,000	270,010
Peru LNG Srl 5.375%, 03/22/30	1,379,000	1,056,231
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	81,000	78,316
4.500%, 12/15/26	143,000	152,537
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,139,000	1,293,448
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	215,000	238,115
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	965,029
Western Midstream Operating L.P. 5.050%, 02/01/30	860,000	838,427

		13,095,631

Real Estate Investment Trusts—0.6%
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	354,000	412,171
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	1,420,000	1,828,203
Host Hotels & Resorts L.P. 3.500%, 09/15/30	1,130,000	1,083,743
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.625%, 06/15/25 (144A)	403,000	411,060
Trust Fibra Uno 4.869%, 01/15/30 (144A) (b)	276,000	277,863
4.869%, 01/15/30	443,000	445,990
6.390%, 01/15/50	270,000	269,325
WPC Eurobond B.V. 2.125%, 04/15/27 (EUR)	1,300,000	1,615,727

		6,344,082

Retail—0.0%
Dufry One B.V. 2.500%, 10/15/24 (EUR)	403,000	407,926

Savings & Loans—0.1%
Nationwide Building Society 4.000%, 09/14/26 (144A)	767,000	830,530

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.500%, 01/15/28	81,000	87,716
3.875%, 01/15/27	2,848,000	3,158,043

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
4.150%, 11/15/30	550,000	$617,477
4.250%, 04/15/26	180,000	202,823

		4,066,059

Software—0.3%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	168,297
1.000%, 12/03/28 (EUR)	149,000	178,888
1.500%, 05/21/27 (EUR)	972,000	1,211,645
Fiserv, Inc.
1.125%, 07/01/27 (EUR)	786,000	956,178

		2,515,008

Sovereign—0.1%
CBB International Sukuk Programme Co. SPC 4.500%, 03/30/27 (144A)	1,049,000	1,055,504

Telecommunications—0.5%
Altice France S.A. 7.375%, 05/01/26 (144A) (b)	1,000,000	1,047,900
AT&T, Inc.
1.600%, 05/19/28 (EUR)	685,000	850,031
2.875%, Euribor ICE Swap + 3.140%, 03/02/25 (EUR) (c)	400,000	452,214
3.500%, 09/15/53 (144A)	650,000	633,253
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	1,237,270
Kenbourne Invest S.A. 6.875%, 11/26/24 (144A)	430,000	447,200

		4,667,868

Transportation—0.6%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A) (b)	400,000	443,000
4.700%, 05/07/50 (144A) (b)	986,000	1,212,040
5.000%, 01/25/47	200,000	249,500
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36 (144A)	296,000	326,734
5.875%, 07/05/34	1,679,130	2,045,180
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	377,379	380,964
Rumo Luxembourg Sarl 7.375%, 02/09/24	895,000	938,408

		5,595,826

Trucking & Leasing—0.2%
Aviation Capital Group LLC
3.500%, 11/01/27 (144A)	37,000	33,135
3.875%, 05/01/23 (144A)	44,000	43,541
4.375%, 01/30/24 (144A)	459,000	456,134
5.500%, 12/15/24 (144A)	1,286,000	1,326,582

		1,859,392

Water—0.1%
Severn Trent Utilities Finance plc 3.625%, 01/16/26 (GBP)	1,010,000	1,488,468

Total Corporate Bonds & Notes (Cost $297,187,389)		309,746,680

U.S. Treasury & Government Agencies—5.9%

Agency Sponsored Mortgage - Backed—2.7%
Connecticut Avenue Securities Trust (CMO)
2.148%, 1M LIBOR + 2.000%, 07/25/39 (144A) (c)	344,711	341,681
2.248%, 1M LIBOR + 2.100%, 09/25/39 (144A) (c)	557,881	553,353
2.248%, 1M LIBOR + 2.100%, 10/25/39 (144A) (c)	383,536	381,430
2.298%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	2,929,709	2,918,087
2.448%, 1M LIBOR + 2.300%, 08/25/31 (144A) (c)	2,703,935	2,688,694
2.548%, 1M LIBOR + 2.400%, 04/25/31 (144A) (c)	2,624,879	2,610,634
Fannie Mae Connecticut Avenue Securities (CMO)
2.248%, 1M LIBOR + 2.100%, 03/25/31 (c)	2,085,631	2,049,147
2.398%, 1M LIBOR + 2.250%, 07/25/30 (c)	2,205,562	2,176,529
2.548%, 1M LIBOR + 2.400%, 05/25/30 (c)	2,129,732	2,088,959
Freddie Mac STACR Trust (CMO)
1.848%, 1M LIBOR + 1.700%, 01/25/50 (144A) (c)	306,654	299,981
2.098%, 1M LIBOR + 1.950%, 10/25/49 (144A) (c)	340,115	336,389
2.198%, 1M LIBOR + 2.050%, 07/25/49 (144A) (c)	107,824	105,555
2.448%, 1M LIBOR + 2.300%, 10/25/48 (144A) (c)	2,000,000	1,957,473
2.498%, 1M LIBOR + 2.350%, 02/25/49 (144A) (c)	304,770	301,854
2.798%, 1M LIBOR + 2.650%, 01/25/49 (144A) (c)	4,433,470	4,389,752
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.648%, 1M LIBOR + 2.500%, 03/25/30 (c)	597,433	602,716
3.598%, 1M LIBOR + 3.450%, 10/25/29 (c)	1,138,037	1,170,982
5.298%, 1M LIBOR + 5.150%, 11/25/28 (c)	1,657,110	1,707,036

		26,680,252

U.S. Treasury—3.2%
U.S. Treasury Bonds
1.125%, 08/15/40	6,490,000	6,368,313
2.375%, 11/15/49 (d)	695,000	848,524
4.500%, 08/15/39 (d)	3,930,000	6,214,466
U.S. Treasury Inflation Indexed Bond 2.125%, 02/15/40 (e)	2,121,469	3,244,301
U.S. Treasury Notes 0.625%, 08/15/30	14,050,000	13,968,773

		30,644,377

Total U.S. Treasury & Government Agencies (Cost $57,872,083)		57,324,629

Mortgage-Backed Securities—2.7%

Collateralized Mortgage Obligations—2.2%
Bellemeade Re, Ltd.
1.748%, 1M LIBOR + 1.600%, 08/25/28 (144A) (c)	2,000,000	1,966,561
1.748%, 1M LIBOR + 1.600%, 07/25/29 (144A) (c)	766,877	749,897
2.675%, 1M LIBOR + 2.500%, 10/25/29 (144A) (c)	228,716	207,074
3.025%, 1M LIBOR + 2.850%, 10/25/29 (144A) (c)	486,000	366,423

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bellemeade Re, Ltd.
3.048%, 1M LIBOR + 2.900%, 04/25/28 (144A) (c)	3,100,000	$2,927,155
3.248%, 1M LIBOR + 3.100%, 04/25/29 (144A) (c)	750,000	716,403
3.498%, 1M LIBOR + 3.350%, 10/25/27 (144A) (c)	1,233,769	1,205,438
Home Re, Ltd. 3.398%, 1M LIBOR + 3.250%, 05/25/29 (144A) (c)	1,600,000	1,494,601
Mortgage Insurance-Linked Notes
2.048%, 1M LIBOR + 1.900%, 11/26/29 (144A) (c)	331,594	324,760
3.048%, 1M LIBOR + 2.900%, 11/26/29 (144A) (c)	2,701,000	2,354,317
Oaktown Re III, Ltd. 2.698%, 1M LIBOR + 2.550%, 07/25/29 (144A) (c)	1,500,000	1,417,970
PMT Credit Risk Transfer Trust
2.496%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (c)	2,729,276	2,640,564
2.846%, 1M LIBOR + 2.700%, 10/27/22 (144A) † (c)	91,832	88,284
2.896%, 1M LIBOR + 2.750%, 05/27/23 (144A) † (c)	714,728	671,436
Radnor RE, Ltd.
2.848%, 1M LIBOR + 2.700%, 03/25/28 (144A) (c)	1,600,000	1,524,144
3.348%, 1M LIBOR + 3.200%, 02/25/29 (144A) (c)	2,751,041	2,640,646

		21,295,673

Commercial Mortgage-Backed Securities—0.5%
BFLD Trust 1.992%, 1M LIBOR + 1.840%, 10/15/34 (144A) (c)	328,000	299,851
Commercial Mortgage Trust 4.463%, 12/10/45 (144A) (c)	1,285,000	799,250
Great Wolf Trust 2.085%, 1M LIBOR + 1.933%, 12/15/36 (144A) (c)	2,682,000	2,455,076
JPMorgan Chase Commercial Mortgage Securities Trust 4.566%, 12/15/47 (144A) (c)	1,500,000	959,623

		4,513,800

Total Mortgage-Backed Securities (Cost $26,583,745)		25,809,473

Asset-Backed Securities—1.5%

Asset-Backed - Other—1.5%
Ares XXXIV CLO, Ltd. 2.273%, 3M LIBOR + 2.000%, 04/17/33 (144A) (c)	1,960,584	1,894,869
Black Diamond CLO, Ltd. 1.686%, 3M LIBOR + 1.430%, 07/23/32 (144A) (c)	2,121,980	2,069,879
Dryden 78 CLO, Ltd.
3.217%, 3M LIBOR + 1.950%, 04/17/33 (144A) (c)	3,000,000	2,942,184
4.267%, 3M LIBOR + 3.000%, 04/17/33 (144A) (c)	272,928	257,560
Marlette Funding Trust 3.690%, 03/15/28 (144A)	534,757	536,308
Octagon Investment Partners, Ltd. 3.364%, 3M LIBOR + 3.100%, 01/24/33 (144A) (c)	1,509,124	1,426,527
OZLM, Ltd. 1.825%, 3M LIBOR + 1.550%, 04/15/31 (144A) (c)	3,000,000	2,924,988
Sofi Consumer Loan Program LLC 4.550%, 09/25/28 (144A) (c)	733,286	747,042
Vibrant CLO XI, Ltd. 1.642%, 3M LIBOR + 1.370%, 07/20/32 (144A) (c)	1,300,000	1,280,506

Total Asset-Backed Securities (Cost $14,399,437)		14,079,863

Short-Term Investment—0.4%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $4,164,979; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $4,248,312.	4,164,979	4,164,979

Total Short-Term Investments (Cost $4,164,979)		4,164,979

Securities Lending Reinvestments (f)—1.7%

Repurchase Agreements—1.0%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,273.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,100,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $3,162,001.	3,100,000	3,100,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,239,184; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 09/30/22 - 05/15/49, and an aggregate market value of $2,283,968.	2,239,180	2,239,180
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,500,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,570,000.	3,500,000	3,500,000

		9,839,180

Mutual Funds—0.7%
BlackRock Liquidity Funds, Institutional Shares 0.010% (g)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (g)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	2,500,000	2,500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.020% (g)	500,000	500,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (g)	900,000	900,000
U.S. Government Money Market Fund, Institutional Shares 0.010% (g)	500,000	500,000

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (g)	300,000	$300,000

		7,200,000

Total Securities Lending Reinvestments (Cost $17,039,180)		17,039,180

Total Investments—101.0% (Cost $963,315,876)		982,134,868
Other assets and liabilities (net)—(1.0)%		(9,406,843)

Net Assets—100.0%		$972,728,025

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $3,400,284, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $16,566,286 and the collateral received consisted of cash in the amount of $17,039,180 and non-cash collateral with a value of $31,900. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2020, the market value of securities pledged was $3,611,524.
(e)	Principal amount of security is adjusted for inflation.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $217,059,607, which is 22.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
PMT Credit Risk Transfer Trust, 2.896%, 05/27/23	04/29/19	$714,728	$714,728	$671,436
PMT Credit Risk Transfer Trust, 2.846%, 10/27/22	10/11/19	91,832	91,832	88,284
PMT Credit Risk Transfer Trust, 2.496%, 02/27/23	06/07/19	2,729,276	2,729,276	2,640,564

				$3,400,284

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	20,017,614	BNP	10/15/20	USD	23,396,020	$79,931
EUR	1,915,112	CBNA	10/15/20	USD	2,268,305	(22,329)
EUR	8,193,923	CBNA	10/15/20	USD	9,643,486	(33,942)
EUR	14,928,862	CBNA	10/15/20	USD	17,622,423	(114,380)
EUR	2,382,923	DBAG	10/15/20	USD	2,824,188	(29,580)
EUR	172,657	SSBT	10/15/20	USD	206,253	(3,767)
EUR	250,407	SSBT	10/15/20	USD	294,804	(1,135)
EUR	463,186	SSBT	10/15/20	USD	552,502	(9,294)
EUR	473,849	SSBT	10/15/20	USD	560,464	(4,751)
EUR	1,212,356	SSBT	10/15/20	USD	1,435,257	(13,449)
EUR	1,290,319	SSBT	10/15/20	USD	1,530,546	(17,305)
EUR	2,743,968	SSBT	10/15/20	USD	3,240,131	(22,102)
EUR	1,893,133	UBSA	10/15/20	USD	2,253,230	(33,030)
EUR	2,269,085	UBSA	10/15/20	USD	2,663,346	(2,243)
EUR	5,020,040	UBSA	10/15/20	USD	5,970,469	(83,143)
GBP	436,980	MSCS	11/19/20	USD	558,027	5,963
JPY	97,397,434	MSCS	10/08/20	USD	923,268	295
JPY	185,601,192	MSCS	10/08/20	USD	1,760,806	(858)
RUB	137,362,032	GSI	11/19/20	USD	1,785,079	(26,217)
ZAR	15,225,209	SCB	11/27/20	USD	902,444	539

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	14,354,628	BNP	10/29/20	USD	10,286,857	$4,736
AUD	11,504,485	MSCS	10/29/20	USD	8,072,872	(167,711)
AUD	631,653	SSBT	10/29/20	USD	453,018	570
AUD	575,573	SSBT	10/29/20	USD	425,454	13,175
AUD	6,164,997	UBSA	10/29/20	USD	4,418,435	2,490
AUD	3,485,083	UBSA	10/29/20	USD	2,498,153	1,812
AUD	2,472,913	UBSA	10/29/20	USD	1,772,322	991
CAD	42,933,818	JPMC	10/09/20	USD	32,016,509	(227,804)
CAD	4,467,897	JPMC	10/09/20	USD	3,331,790	(23,706)
CAD	4,041,232	MSCS	10/09/20	USD	3,062,362	27,302
CNY	6,992,350	CBNA	10/21/20	USD	1,000,522	(25,544)
CNY	2,961,769	CBNA	10/21/20	USD	424,085	(10,528)
COP	3,171,812,256	CBNA	11/13/20	USD	814,622	(12,414)
EUR	1,728,723	ANZ	10/15/20	USD	2,045,267	17,882
EUR	4,034,399	BOA	10/15/20	USD	4,776,689	45,287
EUR	202,164,040	HSBCU	10/15/20	USD	237,680,623	589,769
EUR	15,158,479	HSBCU	10/15/20	USD	17,821,551	44,222
EUR	3,107,431	HSBCU	10/15/20	USD	3,653,351	9,065
EUR	1,220,021	HSBCU	10/15/20	USD	1,434,356	3,559
EUR	1,565,244	JPMC	10/15/20	USD	1,835,748	85
EUR	1,787,021	MSCS	10/15/20	USD	2,098,924	3,169
EUR	2,404,660	SSBT	10/15/20	USD	2,857,476	37,375
EUR	1,718,582	SSBT	10/15/20	USD	2,034,242	18,751
EUR	1,089,186	SSBT	10/15/20	USD	1,266,181	(11,178)
EUR	476,190	SSBT	10/15/20	USD	553,572	(4,887)
EUR	246,623	SSBT	10/15/20	USD	291,730	2,499
EUR	125,886	SSBT	10/15/20	USD	147,828	193
GBP	1,085,986	CBNA	11/19/20	USD	1,410,058	8,424
GBP	34,311,923	MSCS	11/19/20	USD	44,609,275	324,400
GBP	2,798,089	MSCS	11/19/20	USD	3,637,823	26,454
GBP	1,328,912	SSBT	11/19/20	USD	1,699,414	(15,754)
IDR	14,925,164,076	JPMC	10/15/20	USD	1,007,980	6,129
JPY	8,231,234,554	MSCS	10/08/20	USD	78,027,097	(24,924)
JPY	1,186,487,518	MSCS	10/08/20	USD	11,241,769	(9,004)
JPY	597,804,187	SSBT	10/08/20	USD	5,629,198	(39,432)
KRW	18,161,500,000	BOA	11/10/20	USD	15,306,140	(223,232)
KRW	8,858,330	BOA	11/10/20	USD	7,466	(109)
MXN	21,797,003	GSI	10/08/20	USD	962,217	(22,853)
MXN	748,694	SSBT	10/08/20	USD	33,048	(787)
MYR	9,514,791	GSI	10/27/20	USD	2,242,468	(45,010)
PEN	3,492,735	CBNA	11/13/20	USD	977,727	8,551
RUB	182,494,177	GSI	11/19/20	USD	2,370,347	33,586
SEK	35,939,392	SSBT	10/16/20	USD	3,934,971	(78,538)
SGD	37,824	SSBT	10/27/20	USD	27,641	(68)
THB	94,869,947	CBNA	10/27/20	USD	3,006,495	12,737
ZAR	158,576,093	BOA	11/27/20	USD	9,483,365	78,470
ZAR	438,621	SSBT	11/27/20	USD	26,148	134

Net Unrealized Appreciation						$47,537

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	12/08/20	181	EUR	24,465,770	$27,647
Euro-Bund Futures	12/08/20	14	EUR	2,443,280	(5,595)
Japanese Government 10 Year Bond Futures	12/14/20	6	JPY	912,660,000	20,739
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	99	USD	15,832,266	42,401

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/20	(131)	AUD	(19,570,459)	(129,962)
U.S. Treasury Note 10 Year Futures	12/21/20	(228)	USD	(31,813,125)	(51,200)
U.S. Treasury Note 5 Year Futures	12/31/20	(355)	USD	(44,741,094)	(56,333)

Net Unrealized Depreciation					$(152,303)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	3.130%	Maturity	01/03/22	BRL	86,883,000	$21,479	$—	$21,479
Pay	1 Day CDI	Maturity	3.975%	Maturity	01/02/23	BRL	19,791,000	(30,548)	—	(30,548)
Pay	1 Day CDI	Maturity	4.053%	Maturity	01/02/23	BRL	18,109,000	(22,836)	—	(22,836)
Pay	1 Day CDI	Maturity	4.175%	Maturity	01/02/23	BRL	18,215,000	(15,125)	—	(15,125)
Pay	1 Day CDI	Maturity	4.590%	Maturity	01/02/23	BRL	19,785,000	10,092	—	10,092
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	17,359,000	625,689	9	625,680
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	50,360,000	(93,536)	—	(93,536)
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	(39,638)	—	(39,638)
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	(16,964)	—	(16,964)
Pay	7 Day CNRR	Quarterly	2.598%	Quarterly	07/16/25	CNY	79,300,000	(24,574)	—	(24,574)
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	(15,460)	—	(15,460)
Pay	7 Day CNRR	Quarterly	2.880%	Quarterly	11/22/24	CNY	216,130,000	257,404	—	257,404
Pay	7 Day CNRR	Quarterly	1.780%	Quarterly	05/06/25	CNY	40,620,000	(221,085)	—	(221,085)
Pay	7 Day CNRR	Quarterly	2.180%	Quarterly	04/02/25	CNY	54,680,000	(154,397)	—	(154,397)
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	(3,219)	—	(3,219)
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	149,581	—	149,581
Receive	3M LIBOR	Quarterly	0.329%	Quarterly	10/01/25	USD	33,890,000	30,515	—	30,515
Receive	6M EURIBOR	Semi-Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	(185,300)	—	(185,300)

Totals								$272,078	$9	$272,069

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation(1)
Pay	6M EURIBOR	Semi-Annually	(0.017%)	Semi-Annually	09/30/50	CGM	EUR	3,800,000	$(6,305)	$—	$(6,305)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
CDX.NA.HY.34.V9	(5.000%)	Quarterly	06/20/25	3.929%	USD	8,795,200	$(429,189)	$(367,283)	$(61,906)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/25	5.327%	USD	383,000	66,863	69,990	(3,127)

Totals							$(362,326)	$(297,293)	$(65,033)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Ukraine Government International Bond 7.750%, 09/01/23	1.000%	Quarterly	06/20/25	MSIP	5.969%	USD	473,000	$(93,018)	$(122,985)	$29,967

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Depreciation
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CGM	44.328%	USD	5,000,000	$(2,516,016)	$(978,337)	$(1,537,679)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	44.328%	USD	5,000,000	(2,516,016)	(1,018,004)	(1,498,012)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	44.328%	USD	2,500,000	(1,258,008)	(497,750)	(760,258)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	44.328%	USD	5,000,000	(2,516,016)	(1,013,529)	(1,502,487)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.050%	USD	947,000	(316,252)	(81,000)	(235,252)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.050%	USD	1,421,000	(474,546)	(120,932)	(353,614)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.050%	USD	11,500,000	(3,840,446)	(1,008,172)	(2,832,274)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	25.050%	USD	947,000	(316,252)	(80,614)	(235,638)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	25.050%	USD	474,000	(158,293)	(40,339)	(117,954)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	25.050%	USD	5,485,000	(1,831,726)	(572,969)	(1,258,757)

Totals								$(15,743,571)	$(5,411,646)	$(10,331,925)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(GUKG)—	U.K. Government Bonds Generic Bid Yield
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$553,970,064	$—	$553,970,064
Total Corporate Bonds & Notes*	—	309,746,680	—	309,746,680
Total U.S. Treasury & Government Agencies*	—	57,324,629	—	57,324,629
Total Mortgage-Backed Securities*	—	25,809,473	—	25,809,473
Total Asset-Backed Securities*	—	14,079,863	—	14,079,863
Total Short-Term Investment*	—	4,164,979	—	4,164,979
Securities Lending Reinvestments
Repurchase Agreements	—	9,839,180	—	9,839,180
Mutual Funds	7,200,000	—	—	7,200,000
Total Securities Lending Reinvestments	7,200,000	9,839,180	—	17,039,180
Total Investments	$7,200,000	$974,934,868	$—	$982,134,868

Collateral for Securities Loaned (Liability)	$—	$(17,039,180)	$—	$(17,039,180)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,408,545	$—	$1,408,545
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,361,008)	—	(1,361,008)
Total Forward Contracts	$—	$47,537	$—	$47,537
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$90,787	$—	$—	$90,787
Futures Contracts (Unrealized Depreciation)	(243,090)	—	—	(243,090)
Total Futures Contracts	$(152,303)	$—	$—	$(152,303)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,094,751	$—	$1,094,751
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(887,715)	—	(887,715)
Total Centrally Cleared Swap Contracts	$—	$207,036	$—	$207,036
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(15,842,894)	$—	$(15,842,894)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-42

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,199,750	$369,740,949
American Funds American Mutual Fund (Class R-6)	8,726,987	361,646,356
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	28,499,634	364,510,321
American Funds Bond Fund (Class 1) (a)	44,567,265	529,013,439
American Funds Fundamental Investors Fund (Class R-6)	6,032,321	368,695,461
American Funds Global Bond Fund (Class 1) (a)	13,780,353	172,530,016
American Funds Global Small Capitalization Fund (Class 1) (a)	5,280,323	140,192,589
American Funds Growth Fund (Class 1)	4,174,552	421,922,003
American Funds Growth-Income Fund (Class 1)	8,262,532	413,622,347
American Funds High-Income Trust Fund (Class R-6) (a)	18,706,032	180,139,090
American Funds International Fund (Class 1) (a)	14,029,415	273,994,480
American Funds International Growth and Income Fund (Class 1) (a)	22,694,471	361,976,805
American Funds New World Fund (Class 1)	3,473,018	92,000,251
American Funds U.S. Government Securities Fund (Class R-6)	31,570,885	472,300,437

Total Mutual Funds (Cost $3,966,108,094)		4,522,284,544

Total Investments—100.1% (Cost $3,966,108,094)		4,522,284,544
Other assets and liabilities (net)—(0.1)%		(2,539,558)

Net Assets—100.0%		$4,519,744,986

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,522,284,544	$—	$—	$4,522,284,544
Total Investments	$4,522,284,544	$—	$—	$4,522,284,544

BHFTI-43

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,966,707	$361,293,143
American Funds American Mutual Fund (Class R-6)	7,048,246	292,079,302
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	23,211,985	296,881,289
American Funds Bond Fund (Class 1)	7,156,788	84,951,069
American Funds Fundamental Investors Fund (Class R-6)	5,398,012	329,926,489
American Funds Global Bond Fund (Class 1) (a)	6,808,152	85,238,060
American Funds Global Small Capitalization Fund (Class 1) (a)	5,682,576	150,872,387
American Funds Growth Fund (Class 1)	3,292,910	332,814,425
American Funds Growth-Income Fund (Class 1)	5,987,340	299,726,232
American Funds High-Income Trust Fund (Class R-6)	9,023,309	86,894,463
American Funds International Fund (Class 1)	12,114,021	236,586,839
American Funds International Growth and Income Fund (Class 1) (a)	18,002,784	287,144,397
American Funds New World Fund (Class 1)	3,376,083	89,432,428
American Funds U.S. Government Securities Fund (Class R-6)	1,898,372	28,399,642

Total Mutual Funds (Cost $2,525,862,070)		2,962,240,165

Total Investments—100.1% (Cost $2,525,862,070)		2,962,240,165
Other assets and liabilities (net)—(0.1)%		(1,742,928)

Net Assets—100.0%		$2,960,497,237

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,962,240,165	$—	$—	$2,962,240,165
Total Investments	$2,962,240,165	$—	$—	$2,962,240,165

BHFTI-44

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,054,047,317)	14,948,311	$1,510,825,761

Total Investments—100.1% (Cost $1,054,047,317)		1,510,825,761
Other assets and liabilities (net)—(0.1)%		(942,876)

Net Assets—100.0%		$1,509,882,885

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Securities	$1,510,825,761	$—	$—	$1,510,825,761
Total Investments	$1,510,825,761	$—	$—	$1,510,825,761

BHFTI-45

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,559,864	$129,045,063
American Funds American Mutual Fund (Class R-6)	5,551,685	230,061,815
American Funds Blue Chip Income and Growth Fund (Class 1)	15,986,142	204,462,756
American Funds Bond Fund (Class 1) (a)	38,049,639	451,649,213
American Funds Fundamental Investors Fund (Class R-6)	2,106,128	128,726,532
American Funds Global Bond Fund (Class 1) (a)	7,993,078	100,073,339
American Funds Global Small Capitalization Fund (Class 1)	974,915	25,883,998
American Funds Growth Fund (Class 1)	1,289,143	130,293,703
American Funds Growth-Income Fund (Class 1)	4,104,790	205,485,782
American Funds High-Income Trust Fund (Class R-6)	13,217,542	127,284,930
American Funds International Fund (Class 1)	6,537,304	127,673,541
American Funds International Growth and Income Fund (Class 1) (a)	9,538,679	152,141,936
American Funds New World Fund (Class 1)	968,051	25,643,664
American Funds U.S. Government Securities Fund (Class R-6)	32,212,363	481,896,955

Total Mutual Funds (Cost $2,285,498,443)		2,520,323,227

Total Investments—100.1% (Cost $2,285,498,443)		2,520,323,227
Other assets and liabilities (net)—(0.1)%		(1,540,606)

Net Assets—100.0%		$2,518,782,621

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,520,323,227	$—	$—	$2,520,323,227
Total Investments	$2,520,323,227	$—	$—	$2,520,323,227

BHFTI-46

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—21.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—21.2%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (a)	27,161,199	$28,824,823
0.125%, 04/15/25 (a)	11,032,230	11,738,839
0.125%, 07/15/26 (a)	40,176,881	43,551,896
0.125%, 01/15/30 (a)	99,380,043	109,747,659
0.250%, 07/15/29 (a)	69,171,508	77,331,584
0.375%, 07/15/25 (a)	33,318,506	36,162,943
0.375%, 01/15/27 (a)	48,903,264	53,792,317
0.375%, 07/15/27 (a)	51,013,475	56,688,724
0.500%, 01/15/28 (a)	58,172,794	65,255,786
0.750%, 07/15/28 (a)	54,037,091	62,225,680
0.875%, 01/15/29 (a)	57,187,010	66,576,701

Total U.S. Treasury & Government Agencies (Cost $578,837,805)		611,896,952

Foreign Government—12.7%

Sovereign—12.7%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	73,444,177	100,997,960
France Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (a)	3,692,378	4,601,967
0.100%, 03/01/29 (EUR) (a)	16,124,960	20,822,366
0.700%, 07/25/30 (144A) (EUR) (a)	32,760,936	45,410,491
1.850%, 07/25/27 (EUR) (a)	34,039,738	48,278,187
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (a)	8,884,590	13,577,690
0.125%, 08/10/28 (GBP) (a)	23,138,370	38,119,302
0.125%, 03/22/29 (GBP) (a)	35,446,073	59,337,495
1.250%, 11/22/27 (GBP) (a)	20,342,478	35,218,182

Total Foreign Government (Cost $341,338,348)		366,363,640

Short-Term Investments—64.6%

Mutual Funds—30.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (b)	209,759,686	209,759,686
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (b)	204,299,608	204,299,608
State Street Institutional Liquid Reserves Fund, Premier Class 0.110% (b) (c)	53,332,620	53,343,286
State Street Institutional Treasury Plus Money Market Fund, Institutional Class, 0.02% (b) (c)	172,365,872	172,365,872
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (b)	240,100,381	240,100,381

		879,868,833

Security Description	Principal Amount*	Value

U.S. Treasury—34.0%
U.S. Treasury Bills
Zero Coupon, 10/01/20	118,771,000	118,771,000
0.105%, 04/01/21 (d)	90,306,000	90,252,355
0.105%, 03/25/21 (d)	97,865,000	97,811,480
0.115%, 03/04/21 (d)	1,923,000	1,922,095
0.120%, 02/18/21 (d)	25,875,000	25,864,686
0.120%, 02/25/21 (d)	71,103,000	71,071,789
0.130%, 11/05/20 (d)	108,357,000	108,347,255
0.130%, 01/21/21 (d)	52,620,000	52,602,811
0.130%, 01/28/21 (d) (e)	1,496,000	1,495,487
0.145%, 10/22/20 (d)	52,969,000	52,966,296
0.145%, 01/14/21 (d) (e)	33,160,000	33,149,603
0.150%, 10/29/20 (d)	7,179,000	7,178,456
0.150%, 11/19/20 (d)	27,887,000	27,883,584
0.155%, 11/12/20 (d)	65,566,000	65,558,542
0.160%, 10/08/20 (d)	107,870,000	107,868,636
0.160%, 11/27/20 (d)	4,724,000	4,723,252
0.165%, 01/07/21 (d) (e)	7,728,000	7,725,923
0.165%, 12/31/20 (d)	69,618,000	69,599,522
0.170%, 12/03/20 (d)	576,000	575,899
0.185%, 12/10/20 (d) (e)	3,501,000	3,500,319
0.290%, 10/15/20 (d)	29,641,000	29,640,049

		978,509,039

Total Short-Term Investments (Cost $1,858,350,406)		1,858,377,872

Total Investments—98.5% (Cost $2,778,526,559)		2,836,638,464
Other assets and liabilities (net)—1.5%		43,132,453

Net Assets—100.0%		$2,879,770,917

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(c)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2020, the market value of securities pledged was $54,317,046.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $1,887,487.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $50,012,458, which is 1.7% of net assets.

BHFTI-47

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	24,894,468	CBNA	12/16/20	USD	29,469,189	$232,482
EUR	24,894,468	CBNA	12/16/20	USD	29,703,520	466,813
EUR	24,894,468	CBNA	12/16/20	USD	29,915,869	679,162
EUR	13,595,857	CBNA	12/16/20	USD	16,128,977	161,651
EUR	12,658,196	CBNA	12/16/20	USD	14,992,071	125,958
EUR	12,454,258	CBNA	12/16/20	USD	14,781,019	154,417
EUR	12,447,234	CBNA	12/16/20	USD	14,739,187	120,834
EUR	12,447,234	CBNA	12/16/20	USD	14,736,350	117,996
EUR	12,440,210	CBNA	12/16/20	USD	14,732,705	122,601
EUR	12,236,272	CBNA	12/16/20	USD	14,485,514	114,919
EUR	11,298,611	CBNA	12/16/20	USD	13,379,786	110,406
EUR	8,713,064	CBNA	12/16/20	USD	10,368,956	136,108
EUR	8,090,703	CBNA	12/16/20	USD	9,612,067	110,136
EUR	8,090,702	CBNA	12/16/20	USD	9,622,139	120,209
GBP	15,166,061	CBNA	12/16/20	USD	20,384,171	805,419
GBP	15,166,061	CBNA	12/16/20	USD	20,183,937	605,186
GBP	15,166,060	CBNA	12/16/20	USD	20,063,210	484,460
GBP	15,166,060	CBNA	12/16/20	USD	19,885,951	307,201
GBP	15,166,060	CBNA	12/16/20	USD	19,849,242	270,492
GBP	15,166,060	CBNA	12/16/20	USD	19,967,696	388,946
GBP	15,166,060	CBNA	12/16/20	USD	20,064,352	485,602
GBP	15,166,060	CBNA	12/16/20	USD	20,154,989	576,238

Net Unrealized Appreciation						$6,697,236

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/16/20	34	EUR	3,723,544	$(61,646)
Australian 10 Year Treasury Bond Futures	12/15/20	950	AUD	141,923,179	1,064,194
CAC 40 Index Futures	10/16/20	199	EUR	9,553,990	(614,212)
Canada Government Bond 10 Year Futures	12/18/20	935	CAD	141,942,350	(40,113)
Copper Futures	12/29/20	172	USD	13,039,750	256,858
Cotton No. 2 Futures	12/08/20	33	USD	1,085,535	86,953
DAX Index Futures	12/18/20	27	EUR	8,625,825	(336,724)
Euro STOXX 50 Index Futures	12/18/20	812	EUR	25,935,280	(1,179,800)
Euro-Bund Futures	12/08/20	3,265	EUR	569,807,800	7,575,402
FTSE 100 Index Futures	12/18/20	372	GBP	21,730,380	(917,305)
FTSE JSE Top 40 Index Futures	12/17/20	166	ZAR	83,634,120	(187,529)
FTSE MIB Index Futures	12/18/20	21	EUR	1,991,325	(104,131)
Hang Seng China Enterprises Index Futures	10/29/20	344	HKD	161,336,000	103,386
Hang Seng Index Futures	10/29/20	30	HKD	35,145,000	29,245
IBEX 35 Index Futures	10/16/20	30	EUR	2,019,120	(105,782)
Japanese Government 10 Year Bond Futures	12/14/20	190	JPY	28,900,900,000	503,972
KOSPI 200 Index Futures	12/10/20	114	KRW	8,833,575,000	(88,244)
LME Aluminum Futures	10/09/20	5	USD	216,656	7,363
LME Aluminum Futures	10/15/20	4	USD	173,575	4,987
LME Aluminum Futures	10/20/20	5	USD	217,385	9,911
LME Aluminum Futures	11/06/20	5	USD	218,351	(4,101)
LME Aluminum Futures	12/23/20	2	USD	88,207	82
LME Nickel Futures	10/09/20	1	USD	86,905	7,728
LME Nickel Futures	10/15/20	2	USD	173,848	11,465
LME Nickel Futures	10/20/20	2	USD	173,845	15,011
LME Nickel Futures	11/06/20	2	USD	173,937	1,611

BHFTI-48

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
LME Nickel Futures	12/14/20	57	USD	4,964,130	$(118,476)
LME Nickel Futures	12/23/20	1	USD	87,078	45
LME Primary Aluminum Futures	12/16/20	164	USD	7,233,425	(63,980)
LME Zinc Futures	10/15/20	3	USD	179,363	13,629
LME Zinc Futures	10/20/20	3	USD	179,335	15,302
LME Zinc Futures	10/09/20	3	USD	179,292	16,423
LME Zinc Futures	11/06/20	3	USD	179,644	(114)
LME Zinc Futures	12/14/20	100	USD	6,005,625	(195,732)
LME Zinc Futures	12/23/20	1	USD	60,037	(979)
Lean Hogs Futures	12/14/20	110	USD	2,776,400	(122,288)
Live Cattle Futures	12/31/20	62	USD	2,786,280	62,292
MSCI Taiwan Index Futures	10/29/20	353	USD	17,402,900	316,896
Russell 2000 Index E-Mini Futures	12/18/20	439	USD	33,021,580	(132,424)
S&P 500 Index E-Mini Futures	12/18/20	2,736	USD	458,553,600	1,517,831
S&P Midcap 400 Index E-Mini Futures	12/18/20	198	USD	36,746,820	(116,418)
S&P TSX 60 Index Futures	12/17/20	148	CAD	28,460,400	(54,108)
SGX CNX Nifty Index Futures	10/29/20	517	USD	11,636,636	16,507
SPI 200 Index Futures	12/17/20	134	AUD	19,436,700	(241,251)
Soybean Futures	11/13/20	94	USD	4,810,450	656,508
Soybean Meal Futures	12/14/20	166	USD	5,690,480	748,360
Soybean Oil Futures	12/14/20	110	USD	2,186,580	261,452
Sugar No. 11 Futures	02/26/21	207	USD	3,132,158	215,012
TOPIX Index Futures	12/10/20	356	JPY	5,786,780,000	1,057,195
U.S. Treasury Note 10 Year Futures	12/21/20	8,190	USD	1,142,760,938	2,789,481
United Kingdom Long Gilt Bond Futures	12/29/20	846	GBP	115,149,060	451,874
Wheat Futures	12/14/20	87	USD	2,514,300	314,983

Futures Contracts—Short
LME Aluminum Futures	10/09/20	(5)	USD	(216,656)	(7,965)
LME Aluminum Futures	10/15/20	(4)	USD	(173,575)	(4,622)
LME Aluminum Futures	10/20/20	(5)	USD	(217,385)	(10,275)
LME Aluminum Futures	11/06/20	(5)	USD	(218,351)	3,934
LME Aluminum Futures	12/23/20	(2)	USD	(88,207)	(235)
LME Nickel Futures	10/09/20	(1)	USD	(86,905)	(8,308)
LME Nickel Futures	10/15/20	(2)	USD	(173,848)	(10,834)
LME Nickel Futures	10/20/20	(2)	USD	(173,845)	(15,625)
LME Nickel Futures	11/06/20	(2)	USD	(173,937)	(1,344)
LME Nickel Futures	12/23/20	(1)	USD	(87,078)	(228)
LME Zinc Futures	10/15/20	(3)	USD	(179,363)	(13,115)
LME Zinc Futures	10/09/20	(3)	USD	(179,292)	(17,787)
LME Zinc Futures	10/20/20	(3)	USD	(179,335)	(15,774)
LME Zinc Futures	11/06/20	(3)	USD	(179,644)	323
LME Zinc Futures	12/23/20	(1)	USD	(60,037)	979

Net Unrealized Appreciation					$13,345,725

BHFTI-49

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)[1]
10/14/20	GSI	Bovespa Index Futures	BRL	32,406,597	$(430,669)	$—	$(430,669)
10/14/20	MLI	Bovespa Index Futures	BRL	7,230,399	(100,856)	—	(100,856)
10/29/20	MLI	Brent Crude Oil Futures	USD	7,493,160	(6,060)	—	(6,060)
11/12/20	CBNA	Coffee “C” Futures	USD	4,426,818	(182,981)	—	(182,981)
10/06/20	MLI	Commodity Excess-Return Index (a)	USD	506,153,976	(10,347,738)	—	(10,347,738)
11/20/20	CBNA	Corn No. 2 Futures	USD	7,821,721	1,236,379	—	1,236,379
11/20/20	MLI	Corn No. 2 Futures	USD	719,438	114,363	—	114,363
11/13/20	CBNA	Cotton No. 2 Futures	USD	1,201,180	114,620	—	114,620
12/08/20	BOA	Euro-Bund Futures	EUR	170,622,067	2,114,739	—	2,114,739
11/30/20	MLI	Gold 100 oz. Futures	USD	28,515,810	(272,860)	—	(272,860)
10/29/20	GSI	Hang Seng China Enterprises Index Futures	HKD	281,026,922	48,139	—	48,139
10/29/20	GSI	Hang Seng Index Futures	HKD	10,487,669	7,204	—	7,204
10/29/20	MLI	Hang Seng Index Futures	HKD	5,841,530	2,061	—	2,061
12/14/20	BOA	Japanese Government 10 Year Bond Futures	JPY	11,392,818,100	146,322	—	146,322
11/20/20	MLI	KC Hard Red Winter Wheat Futures	USD	2,324,700	427,950	—	427,950
12/10/20	MLI	KOSPI 200 Index Futures	KRW	11,236,412,300	(133,134)	—	(133,134)
12/04/20	MLI	Live Cattle Futures	USD	3,256,620	68,940	—	68,940
11/11/20	CBNA	Low Sulphur Gas Oil Futures	USD	2,358,592	44,408	—	44,408
10/29/20	CBNA	NY Harbor ULSD Futures	USD	1,999,658	81,215	—	81,215
10/28/20	CBNA	Natural Gas Futures	USD	17,802,850	(1,731,130)	—	(1,731,130)
10/29/20	CBNA	RBOB Gasoline Futures	USD	2,428,146	202,096	—	202,096
11/30/20	MLI	Silver Futures	USD	9,532,790	(1,192,420)	—	(1,192,420)
10/23/20	CBNA	Soybean Futures	USD	4,869,859	810,566	—	810,566
11/20/20	CBNA	Soybean Meal Futures	USD	670,274	83,886	—	83,886
11/20/20	CBNA	Soybean Oil Futures	USD	2,238,688	325,574	—	325,574
02/16/21	CBNA	Sugar No. 11 Futures	USD	1,427,681	100,570	—	100,570
02/16/21	MLI	Sugar No. 11 Futures	USD	451,976	32,222	—	32,222
12/18/20	MLI	Swiss Market Index Futures	CHF	20,643,884	(631,240)	—	(631,240)
10/21/20	GSI	Taiwan Stock Index Futures	TWD	12,636,873	(5,658)	—	(5,658)
12/21/20	BOA	U.S. Treasury Note 10 Year Futures	USD	589,344,070	1,291,712	—	1,291,712
12/29/20	BOA	United Kingdom Long Gilt Bond Futures	GBP	25,499,173	115,495	—	115,495
11/20/20	CBNA	Wheat Futures	USD	2,573,342	403,358	—	403,358
10/19/20	MLI	WTI Crude Oil Futures	USD	8,303,690	544,710	—	544,710

Totals					$(6,718,217)	$—	$(6,718,217)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of September 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$85,540,021	16.9%
Natural Gas	48,590,782	9.6%
Copper	38,973,856	7.7%
Soybeans	31,887,700	6.3%
Corn No. 2 Yellow	29,863,085	5.9%
WTI Crude Oil	26,826,161	5.3%
Silver	24,801,545	4.9%
Brent Crude Oil	22,776,929	4.5%
LME Primary Aluminum	21,764,621	4.3%
Soybean Meal	19,233,851	3.8%
Live Cattle	18,727,697	3.7%
Zinc	18,221,543	3.6%

BHFTI-50

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Total Return Swaps—(Continued)

Futures Contracts—Long	Notional Value	Component Weighting
Wheat	16,703,081	3.3%
Sugar No. 11	15,690,773	3.1%
LME Primary Nickel	14,678,465	2.9%
Soybean Oil	14,172,311	2.8%
Coffee “C”	12,653,849	2.5%
Lean Hogs	8,604,618	1.7%
KC Hard Red Winter Wheat	8,098,464	1.6%
RBOB Gasoline	8,098,464	1.6%
Cotton No. 2	7,086,156	1.4%
Low Sulphur Gasoil	7,086,156	1.4%
Heating Oil	6,073,848	1.2%

	$506,153,976	100.0%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-51

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$611,896,952	$—	$611,896,952
Total Foreign Government*	—	366,363,640	—	366,363,640
Short-Term Investments
Mutual Funds	879,868,833	—	—	879,868,833
U.S. Treasury	—	978,509,039	—	978,509,039
Total Short-Term Investments	879,868,833	978,509,039	—	1,858,377,872
Total Investments	$879,868,833	$1,956,769,631	$—	$2,836,638,464

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,697,236	$—	$6,697,236
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,137,194	$—	$—	$18,137,194
Futures Contracts (Unrealized Depreciation)	(4,791,469)	—	—	(4,791,469)
Total Futures Contracts	$13,345,725	$—	$—	$13,345,725
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$8,316,529	$—	$8,316,529
OTC Swap Contracts at Value (Liabilities)	—	(15,034,746)	—	(15,034,746)
Total OTC Swap Contracts	$—	$(6,718,217)	$—	$(6,718,217)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—81.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—81.1%
Communication Services Select Sector SPDR Fund (a)	1,602,017	$95,159,810
Consumer Discretionary Select Sector SPDR Fund (a)	695,028	102,155,215
Consumer Staples Select Sector SPDR Fund (a)	959,369	61,495,553
Energy Select Sector SPDR Fund (a)	593,640	17,779,518
Financial Select Sector SPDR Fund (a)	3,505,276	84,371,993
Health Care Select Sector SPDR Fund (a)	1,178,343	124,291,620
Industrial Select Sector SPDR Fund (a)	937,920	72,201,082
iShares Core MSCI EAFE ETF (a) (b)	19,517,846	1,176,535,757
iShares Core S&P 500 ETF (a) (b)	1,901,223	638,925,001
iShares Core U.S. Aggregate Bond ETF (b)	7,594,160	896,566,530
iShares Intermediate-Term Corporate Bond ETF (a) (b)	2,423,969	147,401,555
iShares U.S. Real Estate ETF (a) (b)	1,500,000	119,760,000
Materials Select Sector SPDR Fund (a)	361,397	22,999,305
Real Estate Select Sector SPDR Fund (a)	658,263	23,216,936
Technology Select Sector SPDR Fund (a)	2,120,839	247,501,911
Utilities Select Sector SPDR Fund (a)	436,625	25,926,792
Vanguard Total Bond Market ETF (a)	10,113,764	892,236,260

Total Mutual Funds (Cost $4,262,846,006)		4,748,524,838

Short-Term Investments—14.0%

Mutual Fund—3.9%
SSGA USD Liquidity Fund, D Shares 0.000% (c)	227,990,237	227,990,237

Repurchase Agreement—10.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $592,804,618; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.375%, maturity dates ranging from 08/31/22 - 05/15/27, and an aggregate market value of $604,660,800.	592,804,618	592,804,618

Total Short-Term Investments (Cost $820,794,855)		820,794,855

Securities Lending Reinvestments (d)—28.0%

Certificates of Deposit—9.4%
Agricultural Bank of China 0.610%, 10/19/20	8,000,000	8,001,736
Banco del Estado de Chile 0.250%, 01/04/21	20,000,000	20,000,000
Bank of Montreal (Chicago)
0.261%, 1M LIBOR + 0.110%, 11/13/20 (e)	16,500,000	16,501,634
0.480%, SOFR + 0.410%, 10/02/20 (e)	6,000,000	6,000,084
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (e)	7,000,000	7,003,388
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (e)	5,000,000	5,000,940
0.271%, 1M LIBOR + 0.120%, 02/11/21 (e)	5,000,000	5,001,120
0.494%, 1M LIBOR + 0.340%, 10/09/20 (e)	8,000,000	8,000,656

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (e)	39,000,000	39,009,672
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (e)	5,000,000	5,000,000
Credit Agricole S.A.
0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	25,000,000	25,010,925
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	25,000,000	25,001,450
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (e)	10,000,000	10,002,760
0.550%, SOFR + 0.480%, 10/06/20 (e)	23,000,000	23,001,357
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (e)	15,000,000	14,983,230
0.281%, SOFR + 0.210%, 02/22/21 (e)	15,000,000	14,983,230
Industrial & Commercial Bank of China Corp.
0.550%, 10/21/20	2,000,000	2,000,328
0.650%, 10/15/20	40,000,000	40,006,360
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	43,000,000	43,000,258
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	14,990,806	14,995,950
Zero Coupon, 01/25/21	14,986,795	14,989,200
Mizuho Bank, Ltd. 0.250%, 03/22/21	27,000,000	27,001,296
National Westminster Bank plc Zero Coupon, 12/03/20	14,992,504	14,994,300
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (e)	4,000,000	4,000,900
Societe Generale 0.390%, 3M LIBOR + 0.170%, 12/31/20 (e)	20,000,000	20,004,920
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	14,961,002	14,996,400
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/13/20	24,981,486	24,998,250
0.240%, SOFR + 0.170%, 03/22/21 (e)	15,000,000	15,000,105
0.311%, 3M LIBOR + 0.070%, 12/02/20 (e)	4,000,000	4,000,048
Svenska Handelsbanken AB 0.361%, 3M LIBOR + 0.110%, 12/03/20 (e)	15,000,000	15,004,725
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (e)	19,000,000	19,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (e)	33,000,000	32,996,271
Westpac Banking Corp. 0.490%, FEDEFF PRV + 0.400%, 10/28/20 (e)	15,000,000	15,002,220

		554,493,713

Commercial Paper—0.3%
Antalis S.A. 0.210%, 11/20/20	9,994,633	9,996,530
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (e)	5,000,000	$5,000,325

		16,996,801

Master Demand Notes—0.2%
Natixis Financial Products LLC
0.310%, OBFR + 0.230%, 10/01/20 (e)	7,000,000	7,000,000
0.330%, OBFR + 0.250%, 10/01/20 (e)	3,000,000	3,000,000

		10,000,000

Repurchase Agreements—13.7%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $69,800,349; collateralized by various Common Stock with an aggregate market value of $77,566,889.	69,800,000	69,800,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $63,099,820; collateralized by various Common Stock with an aggregate market value of $70,016,542.	63,000,000	63,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $25,000,125; collateralized by various Common Stock with an aggregate market value of $27,500,001.	25,000,000	25,000,000
Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $30,010,500; collateralized by various Common Stock with an aggregate market value of $33,000,001.	30,000,000	30,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $20,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $21,927,287.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $20,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $21,924,813.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $65,800,183; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $67,116,011.	65,800,000	65,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $20,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $20,400,001.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $20,000,033; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $31,432,306; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $32,060,898.	31,432,253	31,432,253
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $120,400,703; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $133,483,887.	120,400,000	120,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $99,200,551; collateralized by various Common Stock with an aggregate market value of $110,239,947.	99,200,000	99,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $47,202,249; collateralized by various Common Stock with an aggregate market value of $52,452,878.	47,200,000	47,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $19,200,971; collateralized by various Common Stock with an aggregate market value of $21,338,181.	19,200,000	19,200,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $102,404,779; collateralized by various Common Stock with an aggregate market value of $113,821,569.	102,400,000	102,400,000
Virtu Americas LLC Repurchase Agreement dated 09/30/20 at 0.340%, due on 10/01/20 with a maturity value of $50,000,472; collateralized by various Common Stock with an aggregate market value of $55,559,235.	50,000,000	50,000,000

		803,432,253

Time Deposits—0.8%
National Bank of Canada 0.150%, OBFR + 0.070%, 10/07/20 (e)	36,750,000	36,750,000
United of Omaha Life Insurance Co. 0.390%, 3M LIBOR + 0.140%, 10/30/20 (e)	10,000,000	10,000,000

		46,750,000

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—3.6%
AB Government Money Market Portfolio, Institutional Class 0.050% (c)	17,000,000	$17,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (c)	1,500,000	1,500,000
Fidelity Government Portfolio, Institutional Class 0.030% (c)	10,925,238	10,925,238
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (c)	35,500,000	35,500,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c)	15,000,000	15,000,000
U.S. Government Money Market Fund, Institutional Share 0.010% (c)	9,300,000	9,300,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (c)	100,000,000	100,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.010% (c)	20,000,000	20,000,000

		209,225,238

Total Securities Lending Reinvestments (Cost $1,640,869,981)		1,640,898,005

Total Investments—123.1% (Cost $6,724,510,842)		7,210,217,698
Other assets and liabilities (net)—(23.1)%		(1,354,649,501)

Net Assets—100.0%		$5,855,568,197

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $1,616,023,969 and the collateral received consisted of cash in the amount of $1,640,803,422 and non-cash collateral with a value of $29,035. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	86,794,100	JPMC	12/16/20	USD	63,341,379	$(1,162,632)
CAD	79,539,559	GSI	12/16/20	USD	60,797,092	(1,042,651)
EUR	217,691,049	GSI	12/16/20	USD	258,498,325	(2,836,329)
JPY	6,220,782,159	UBSA	12/16/20	USD	58,655,913	388,044

Contracts to Deliver
EUR	45,841,451	GSI	12/16/20	USD	54,434,660	597,275

Net Unrealized Depreciation						$(4,056,293)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/18/20	548	EUR	17,503,120	$(681,366)
Euro-BTP Futures	12/08/20	561	EUR	82,792,380	1,091,362
FTSE MIB Index Futures	12/18/20	716	EUR	67,894,700	(3,163,184)
IBEX 35 Index Futures	10/16/20	1,006	EUR	67,707,824	(2,656,851)
MSCI EAFE Index Mini Futures	12/18/20	3,144	USD	291,323,040	(5,952,441)
Russell 2000 Index E-Mini Futures	12/18/20	1,812	USD	136,298,640	148,412
S&P 500 Index E-Mini Futures	12/18/20	395	USD	66,202,000	272,178
U.S. Treasury Ultra Long Bond Futures	12/21/20	375	USD	83,179,688	(1,346,589)

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	12/18/20	(226)	GBP	(13,201,790)	$415,367
S&P 500 Index E-Mini Futures	12/18/20	(241)	USD	(40,391,600)	(262,750)
TOPIX Index Futures	12/10/20	(127)	JPY	(2,064,385,000)	(331,473)

Net Unrealized Depreciation					$(12,467,335)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	04/01/30	USD	470,000,000	$(915,837)	$7,142	$(922,979)
Pay	3M LIBOR	Quarterly	0.690%	Semi-Annually	04/01/30	USD	570,000,000	(42,813)	(94,273)	51,460
Pay	3M LIBOR	Quarterly	0.696%	Semi-Annually	08/16/30	USD	50,000,000	(99,987)	789	(100,776)
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	03/30/30	USD	540,000,000	506,985	8,196	498,789
Pay	3M LIBOR	Quarterly	0.724%	Semi-Annually	04/02/30	USD	50,000,000	151,069	760	150,309
Pay	3M LIBOR	Quarterly	0.752%	Semi-Annually	06/05/30	USD	55,000,000	256,459	839	255,620

Totals								$(144,124)	$(76,547)	$(67,577)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/Received	Unrealized Depreciation[1]
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	131,873,806	$(5,384,974)	$—	$(5,384,974)
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	63,011,375	(2,573,025)	—	(2,573,025)
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	37,806,825	(1,543,815)	—	(1,543,815)

Totals								$(9,501,814)	$—	$(9,501,814)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-56

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,748,524,838	$—	$—	$4,748,524,838
Short-Term Investments
Mutual Fund	227,990,237	—	—	227,990,237
Repurchase Agreement	—	592,804,618	—	592,804,618
Total Short-Term Investments	227,990,237	592,804,618	—	820,794,855
Securities Lending Reinvestments
Certificates of Deposit	—	554,493,713	—	554,493,713
Commercial Paper	—	16,996,801	—	16,996,801
Master Demand Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	803,432,253	—	803,432,253
Time Deposits	—	46,750,000	—	46,750,000
Mutual Funds	209,225,238	—	—	209,225,238
Total Securities Lending Reinvestments	209,225,238	1,431,672,767	—	1,640,898,005
Total Investments	$5,185,740,313	$2,024,477,385	$—	$7,210,217,698

Collateral for Securities Loaned (Liability)	$—	$(1,640,803,422)	$—	$(1,640,803,422)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$985,319	$—	$985,319
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,041,612)	—	(5,041,612)
Total Forward Contracts	$—	$(4,056,293)	$—	$(4,056,293)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,927,319	$—	$—	$1,927,319
Futures Contracts (Unrealized Depreciation)	(14,394,654)	—	—	(14,394,654)
Total Futures Contracts	$(12,467,335)	$—	$—	$(12,467,335)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$956,178	$—	$956,178
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,023,755)	—	(1,023,755)
Total Centrally Cleared Swap Contracts	$—	$(67,577)	$—	$(67,577)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(9,501,814)	$—	$(9,501,814)

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—87.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Clear Channel International B.V. 6.625%, 08/01/25 (144A)	809,000	$826,960
Lamar Media Corp. 4.000%, 02/15/30 (144A)	132,000	132,000
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 08/15/27 (144A)	386,000	376,350
Summer BC Holdco A Sarl
5.750%, 10/31/26 (EUR)	200,000	229,847
9.250%, 10/31/27 (EUR)	90,105	97,720
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A)	1,244,000	1,253,330

		2,916,207

Aerospace/Defense—3.4%
Boeing Co. (The)
5.150%, 05/01/30	1,700,000	1,904,417
5.805%, 05/01/50	2,480,000	2,991,397
5.930%, 05/01/60	2,480,000	3,062,601
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	561,080
Howmet Aerospace, Inc. 5.125%, 10/01/24	477,000	502,639
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	976,000	1,018,905
Rolls-Royce plc 0.875%, 05/09/24 (EUR)	100,000	101,570
Signature Aviation U.S. Holdings, Inc.
4.000%, 03/01/28 (144A) (a)	560,000	520,800
5.375%, 05/01/26 (144A)	334,000	337,340
SSL Robotics LLC 9.750%, 12/31/23 (144A)	218,000	240,123
TransDigm, Inc.
6.250%, 03/15/26 (144A)	10,377,000	10,880,803
8.000%, 12/15/25 (144A)	1,955,000	2,126,063
Triumph Group, Inc. 8.875%, 06/01/24 (144A)	1,519,000	1,617,735

		25,865,473

Agriculture—0.0%
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	225,000	236,250

Airlines—0.7%
American Airlines, Inc. 11.750%, 07/15/25 (144A) †	356,000	343,540
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500%, 10/20/25 (144A)	415,000	425,894
4.750%, 10/20/28 (144A)	1,220,000	1,265,750
7.000%, 05/01/25 (144A)	847,000	929,853
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,969,000	2,050,221
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A)	166,612	176,529

		5,191,787

Apparel—0.1%
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	267,000	283,020
Levi Strauss & Co. 5.000%, 05/01/25 (a)	106,000	108,451
William Carter Co. (The)
5.500%, 05/15/25 (144A)	154,000	161,315
5.625%, 03/15/27 (144A)	88,000	91,850
Wolverine World Wide, Inc. 6.375%, 05/15/25 (144A)	161,000	169,855

		814,491

Auto Manufacturers—2.1%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	667,000	721,360
FCE Bank plc 1.615%, 05/11/23 (EUR)	100,000	112,848
Fiat Chrysler Automobiles NV
3.875%, 01/05/26 (EUR)	100,000	126,765
4.500%, 07/07/28 (EUR)	100,000	133,366
Ford Motor Co.
4.346%, 12/08/26 (a)	128,000	126,344
4.750%, 01/15/43	227,000	205,531
5.291%, 12/08/46	293,000	274,871
8.500%, 04/21/23	519,000	565,710
Ford Motor Credit Co. LLC
2.330%, 11/25/25 (EUR)	100,000	109,155
2.979%, 08/03/22	754,000	744,002
3.096%, 05/04/23	200,000	195,300
3.350%, 11/01/22	236,000	232,460
3.810%, 01/09/24 (a)	987,000	977,130
3.813%, 10/12/21	200,000	200,500
4.063%, 11/01/24	200,000	199,750
4.134%, 08/04/25	916,000	907,220
4.140%, 02/15/23	350,000	352,177
4.375%, 08/06/23	200,000	203,060
4.389%, 01/08/26	200,000	197,718
5.125%, 06/16/25	1,055,000	1,087,969
5.596%, 01/07/22	200,000	204,500
5.875%, 08/02/21	857,000	873,069
General Motors Co.
5.000%, 10/01/28	135,000	151,823
5.000%, 04/01/35	215,000	233,174
5.200%, 04/01/45	271,000	291,482
5.950%, 04/01/49 (a)	1,145,000	1,339,135
6.250%, 10/02/43	110,000	130,133
6.800%, 10/01/27	1,148,000	1,395,133
General Motors Financial Co., Inc.
5.650%, 01/17/29	149,000	173,938
5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	271,013
Navistar International Corp.
6.625%, 11/01/25 (144A)	477,000	489,521
9.500%, 05/01/25 (144A)	156,000	175,212
Nissan Motor Co., Ltd. 4.810%, 09/17/30 (144A)	714,000	715,982

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	100,000	$111,462
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	968,000	1,001,880
Wabash National Corp. 5.500%, 10/01/25 (144A) (a)	513,000	513,000

		15,743,693

Auto Parts & Equipment—1.2%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	455,333
Clarios Global L.P. 6.750%, 05/15/25 (144A)	890,000	936,725
Clarios Global L.P. / Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	167,000	196,044
6.250%, 05/15/26 (144A) (a)	2,658,000	2,787,046
8.500%, 05/15/27 (144A) (a)	3,274,000	3,396,775
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	587,000	598,740
Faurecia SE 3.750%, 06/15/28 (EUR)	100,000	116,538
Goodyear Tire & Rubber Co. (The) 9.500%, 05/31/25	444,000	481,753
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	118,460
ZF Finance GmbH
3.000%, 09/21/25 (EUR)	100,000	114,017
3.750%, 09/21/28 (EUR)	100,000	113,435

		9,314,866

Banks—2.1%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	202,870
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (b)	100,000	101,579
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	60,967
4.750%, 01/15/18 (EUR) (d)	1,000,000	152,419
Bank of America Corp.
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	1,479,000	1,610,054
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	637,000	682,386
6.300%, 3M LIBOR + 4.553%, 03/10/26 (a) (b)	640,000	723,264
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,395,000	1,550,543
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	457,510
6.000%, 04/01/36	1,604,000	1,620,040
Citigroup, Inc. 4.700%, SOFR + 3.234%, 01/30/25 (b)	1,325,000	1,280,281
Commerzbank AG 4.000%, 5Y EUR Swap + 4.350%, 12/05/30 (EUR) (b)	100,000	119,746
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	118,400
Goldman Sachs Group, Inc. (The)
4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,490,447

Banks—(Continued)
Intesa Sanpaolo S.p.A. 5.148%, 06/10/30 (GBP)	100,000	139,785
JPMorgan Chase & Co.
3.545%, 3M LIBOR + 3.320%, 01/01/21 (b)	350,000	323,820
4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	528,220
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,398,585
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	324,000	340,200
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	252,384
6.750%, 3M LIBOR + 3.780%, 02/01/24 (b)	220,000	238,150
Morgan Stanley 4.085%, 3M LIBOR + 3.810%, 01/15/21 (b)	270,000	264,038
National Westminster Bank plc 0.506%, 3M LIBOR + 0.250%, 11/28/20 (b)	40,000	35,200
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	120,714
Unione di Banche Italiane S.p.A. 5.875%, 5Y EUR Swap + 5.751%, 03/04/29 (EUR) (b)	100,000	129,533
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (b)	1,679,000	1,808,955

		15,750,090

Biotechnology—0.0%
Emergent BioSolutions, Inc. 3.875%, 08/15/28 (144A)	160,000	160,629

Building Materials—0.9%
Boise Cascade Co. 4.875%, 07/01/30 (144A)	298,000	319,605
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	257,000	275,311
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	117,538
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A)	512,000	517,120
Forterra Finance LLC / FRTA Finance Corp. 6.500%, 07/15/25 (144A)	687,000	725,850
Griffon Corp. 5.750%, 03/01/28	186,000	194,152
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	124,420
James Hardie International Finance DAC 4.750%, 01/15/25 (144A)	200,000	204,250
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	128,000	128,640
4.875%, 12/15/27 (144A)	40,000	40,802
6.250%, 05/15/25 (144A) (a)	326,000	347,190
Masonite International Corp.
5.375%, 02/01/28 (144A)	234,000	249,959
5.750%, 09/15/26 (144A)	64,000	66,720
Norbord, Inc. 6.250%, 04/15/23 (144A) (a)	486,000	520,020
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	200,000	223,952
3.375%, 01/15/31 (144A)	1,360,000	1,342,313
4.375%, 07/15/30 (144A) (a)	1,034,000	1,060,124

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/29 (144A)	382,000	$397,758
U.S. Concrete, Inc. 5.125%, 03/01/29 (144A)	216,000	216,540

		7,072,264

Chemicals—1.9%
Ashland Services B.V. 2.000%, 01/30/28 (EUR)	100,000	111,383
Atotech Alpha 2 B.V. 8.750%, 9.50% PIK, 06/01/23 (144A) (c)	974,000	981,305
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A)	3,378,000	3,424,447
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	511,000	525,052
Blue Cube Spinco LLC
9.750%, 10/15/23 (a)	563,000	580,594
10.000%, 10/15/25	372,000	393,390
Chemours Co. (The) 6.625%, 05/15/23 (a)	596,000	603,149
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	2,460,000	2,413,875
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	467,160
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A) (a)	514,000	551,265
Kraton Polymers LLC / Kraton Polymers Capital Corp. 5.250%, 05/15/26 (EUR)	100,000	118,124
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	377,698
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	119,004
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	159,845
OCI NV
3.625%, 10/15/25 (EUR)	100,000	117,245
5.000%, 04/15/23 (EUR)	110,000	131,928
5.250%, 11/01/24 (144A)	368,000	379,666
PQ Corp. 5.750%, 12/15/25 (144A) (a)	1,236,000	1,271,535
Valvoline, Inc. 4.250%, 02/15/30 (144A) (a)	446,000	454,920
WR Grace & Co.
4.875%, 06/15/27 (144A)	608,000	627,882
5.625%, 10/01/24 (144A)	330,000	350,625

		14,160,092

Commercial Services—4.5%
ADT Security Corp. (The)
4.125%, 06/15/23	10,000	10,481
4.875%, 07/15/32 (144A)	753,000	760,530
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26 (144A)	4,194,000	4,466,610
9.750%, 07/15/27 (144A)	1,438,000	1,562,416

Commercial Services—(Continued)
APX Group, Inc.
6.750%, 02/15/27 (144A)	590,000	612,125
7.875%, 12/01/22	230,000	230,000
8.500%, 11/01/24	226,000	238,430
ASGN, Inc.
4.625%, 05/15/28 (144A)	198,000	198,816
Ashtead Capital, Inc. 4.000%, 05/01/28 (144A)	400,000	415,000
Autostrade per l’Italia S.p.A. 5.875%, 06/09/24 (EUR)	300,000	390,426
Brink’s Co. (The) 5.500%, 07/15/25 (144A) (a)	262,000	272,807
Garda World Security Corp.
4.625%, 02/15/27 (144A)	598,000	600,990
9.500%, 11/01/27 (144A) (a)	456,000	478,800
Gartner, Inc.
3.750%, 10/01/30 (144A)	927,000	937,707
4.500%, 07/01/28 (144A) (a)	734,000	769,012
Graham Holdings Co. 5.750%, 06/01/26 (144A)	207,000	217,868
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	735,000	760,468
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	159,839
Jaguar Holding Co. II / PPD Development L.P.
4.625%, 06/15/25 (144A) (a)	1,173,000	1,208,190
5.000%, 06/15/28 (144A)	1,051,000	1,096,981
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	155,000	164,300
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	111,676
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (a)	1,838,000	1,888,545
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28 (144A)	977,000	1,003,867
5.875%, 10/01/30 (144A)	633,000	655,155
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27 (144A)	814,000	782,457
5.250%, 04/15/24 (144A)	242,000	253,495
5.750%, 04/15/26 (144A)	233,000	249,166
6.250%, 01/15/28 (144A) (a)	266,000	269,325
Refinitiv U.S. Holdings, Inc.
4.500%, 05/15/26 (EUR)	188,000	230,370
4.500%, 05/15/26 (144A) (EUR)	895,000	1,096,710
6.250%, 05/15/26 (144A)	881,000	940,467
8.250%, 11/15/26 (144A)	1,849,000	2,026,966
Sabre GLBL, Inc.
5.250%, 11/15/23 (144A)	97,000	94,818
7.375%, 09/01/25 (144A)	535,000	540,350
9.250%, 04/15/25 (144A) (a)	983,000	1,081,860
Service Corp. International
3.375%, 08/15/30	363,000	363,454
5.125%, 06/01/29 (a)	180,000	199,463
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	311,000	317,997

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Sotheby’s 7.375%, 10/15/27 (144A) (a)	1,017,000	$1,017,000
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	100,000	119,296
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	111,676
United Rentals North America, Inc.
4.000%, 07/15/30	247,000	252,557
4.875%, 01/15/28	23,000	24,150
5.500%, 05/15/27	34,000	36,168
Verisure Holding AB
3.500%, 05/15/23 (EUR)	119,000	140,094
3.875%, 07/15/26 (EUR)	100,000	117,304
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	117,051
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,813,000	4,145,837
WEX, Inc. 4.750%, 02/01/23 (144A) (a)	446,000	446,557

		34,185,627

Computers—1.3%
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	119,004
9.750%, 09/01/26 (144A)	3,108,000	3,285,467
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	888,000	911,577
Diebold Nixdorf, Inc. 9.375%, 07/15/25 (144A)	265,000	279,575
NCR Corp.
5.000%, 10/01/28 (144A)	233,000	232,709
5.250%, 10/01/30 (144A)	239,000	239,000
5.750%, 09/01/27 (144A)	160,000	167,278
6.125%, 09/01/29 (144A) (a)	318,000	336,005
8.125%, 04/15/25 (144A)	220,000	243,155
Presidio Holdings, Inc. 4.875%, 02/01/27 (144A)	582,000	589,828
Science Applications International Corp. 4.875%, 04/01/28 (144A) (a)	559,000	567,547
Seagate HDD Cayman Co. 4.125%, 01/15/31 (144A)	155,000	167,161
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, 06/01/25 (144A)	534,000	559,365
6.750%, 06/01/25 (144A)	1,820,000	1,857,510

		9,555,181

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 5.500%, 06/01/28 (144A)	379,000	398,795

Distribution/Wholesale—0.9%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	44,000	44,715
Core & Main L.P. 6.125%, 08/15/25 (144A)	3,081,000	3,120,822

Distribution/Wholesale—(Continued)
HD Supply, Inc. 5.375%, 10/15/26 (144A)	2,927,000	3,073,350
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	108,290
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	57,000	56,999
Wolverine Escrow LLC
8.500%, 11/15/24 (144A)	122,000	100,040
9.000%, 11/15/26 (144A)	261,000	215,325

		6,719,541

Diversified Financial Services—1.6%
Ally Financial, Inc.
8.000%, 11/01/31	2,027,000	2,773,400
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	121,729
Cabot Financial Luxembourg S.A.
6.375%, 3M EURIBOR + 6.375%, 06/14/24 (EUR) (b)	100,000	116,966
7.500%, 10/01/23 (GBP)	100,000	130,110
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	116,853
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	315,000	322,875
Garfunkelux Holdco 3 S.A. 7.500%, 08/01/22 (EUR)	300,000	324,300
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/25 (144A)	851,000	889,040
Global Aircraft Leasing Co., Ltd. 6.500%, 7.25% PIK, 09/15/24 (144A) (c)	709,831	395,731
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	107,464
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	60,674
4.750%, 01/16/14 (EUR) (d)	2,140,000	28,854
5.375%, 10/17/12 (EUR) (d)	350,000	4,719
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	200,000	235,662
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28 (144A)	536,000	535,330
6.000%, 01/15/27 (144A)	654,000	666,662
Navient Corp.
5.000%, 03/15/27	11,000	10,329
5.875%, 10/25/24	149,000	148,163
6.750%, 06/15/26	143,000	143,000
7.250%, 09/25/23	218,000	225,630
NFP Corp.
6.875%, 08/15/28 (144A)	1,339,000	1,353,528
7.000%, 05/15/25 (144A)	218,000	231,080
OneMain Finance Corp.
5.375%, 11/15/29	140,000	145,600
6.625%, 01/15/28	474,000	526,045
6.875%, 03/15/25	504,000	559,276
7.125%, 03/15/26	547,000	611,108
8.875%, 06/01/25	178,000	197,135

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	$1,055,910

		12,037,173

Electric—1.5%
Calpine Corp.
4.500%, 02/15/28 (144A)	990,000	1,013,899
4.625%, 02/01/29 (144A)	1,172,000	1,170,535
5.000%, 02/01/31 (144A)	1,000,000	1,019,300
5.125%, 03/15/28 (144A)	2,789,000	2,886,615
5.250%, 06/01/26 (144A)	222,000	230,896
Clearway Energy Operating LLC 4.750%, 03/15/28 (144A)	739,000	766,712
ContourGlobal Power Holdings S.A.
3.375%, 08/01/23 (EUR)	100,000	116,607
4.125%, 08/01/25 (EUR)	100,000	118,101
Electricite de France S.A.
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	228,757
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	228,625
Naturgy Finance BV
3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR) (b)	100,000	120,031
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	242,697
NextEra Energy Operating Partners L.P.
4.250%, 09/15/24 (144A)	223,000	232,477
4.500%, 09/15/27 (144A)	124,000	133,300
NRG Energy, Inc.
5.250%, 06/15/29 (144A)	130,000	141,375
5.750%, 01/15/28	3,000	3,236
Orano S.A. 2.750%, 03/08/28 (EUR)	100,000	115,686
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	1,211,000	1,256,412
PG&E Corp. 5.250%, 07/01/30	748,000	723,690
Pike Corp. 5.500%, 09/01/28 (144A)	362,000	364,241

		11,113,192

Electrical Components & Equipment—0.5%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	119,004
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A)	40,000	40,400
4.750%, 06/15/28 (144A)	417,000	431,553
6.375%, 07/15/26 (144A)	195,000	209,664
7.750%, 01/15/27 (144A)	183,000	199,927
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	1,493,000	1,626,325
7.250%, 06/15/28 (144A)	1,354,000	1,483,544

		4,110,417

Electronics—0.2%
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	56,375

Electronics—(Continued)
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	551,000	592,325
5.625%, 11/01/24 (144A)	161,000	174,685
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	532,000	528,675
4.375%, 02/15/30 (144A) (a)	366,000	384,300

		1,736,360

Energy-Alternate Sources—0.1%
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	529,000	542,162
4.750%, 01/15/30 (144A) (a)	309,000	328,312

		870,474

Engineering & Construction—0.4%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A) (a)	889,000	840,105
Ferrovial Netherlands B.V. 2.124%, 5Y EUR Swap + 2.127%, 02/14/23 (EUR) (b)	200,000	219,869
frontdoor, inc. 6.750%, 08/15/26 (144A) (a)	326,000	347,190
Heathrow Finance plc 4.125%, 09/01/29 (GBP)	100,000	117,938
KBR, Inc. 4.750%, 09/30/28 (144A)	397,000	399,481
MasTec, Inc. 4.500%, 08/15/28 (144A)	528,000	533,280
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/26 (144A)	166,000	170,980
9.750%, 07/15/28 (144A)	181,000	195,480
SPIE S.A. 2.625%, 06/18/26 (EUR)	100,000	116,072
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	166,000	167,660

		3,108,055

Entertainment—2.7%
Banijay Entertainment SASU 3.500%, 03/01/25 (EUR)	100,000	114,157
Boyne USA, Inc. 7.250%, 05/01/25 (144A) (a)	504,000	526,680
Caesars Entertainment, Inc.
6.250%, 07/01/25 (144A)	3,155,000	3,289,087
8.125%, 07/01/27 (144A) (a)	1,888,000	2,001,280
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A) (a)	924,000	952,875
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.500%, 05/01/25 (144A) †	1,027,000	1,055,243
Churchill Downs, Inc.
4.750%, 01/15/28 (144A) (a)	632,000	635,160
5.500%, 04/01/27 (144A)	1,011,000	1,055,282
Cirsa Finance International Sarl
4.750%, 05/22/25 (EUR)	100,000	101,182
7.875%, 12/20/23 (144A) (a)	200,000	184,500

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
CPUK Finance, Ltd. 4.875%, 02/28/47 (GBP)	100,000	$120,353
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	116,073
International Game Technology plc 3.500%, 06/15/26 (EUR)	100,000	111,085
Lions Gate Capital Holdings LLC
5.875%, 11/01/24 (144A)	367,000	360,578
6.375%, 02/01/24 (144A) (a)	54,000	53,460
Live Nation Entertainment, Inc. 6.500%, 05/15/27 (144A)	2,036,000	2,197,333
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	128,467
Powdr Corp. 6.000%, 08/01/25 (144A)	396,000	404,910
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	222,765
5.000%, 10/15/25 (144A)	617,000	620,856
7.000%, 05/15/28 (144A)	296,000	296,724
7.250%, 11/15/29 (144A)	290,000	294,350
8.250%, 03/15/26 (144A)	705,000	737,790
8.625%, 07/01/25 (144A)	435,000	453,912
SeaWorld Parks & Entertainment, Inc. 9.500%, 08/01/25 (144A)	340,000	351,043
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	1,613,000	1,715,829
Vail Resorts, Inc.
6.250%, 05/15/25 (144A)	333,000	353,396
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A)† (d) (e) (f)	283,116	0
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	139,000	135,143
3.875%, 07/15/30 (144A)	430,000	443,414
5.500%, 04/15/26 (144A)	146,000	151,475
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,039,000	1,007,830
7.750%, 04/15/25 (144A) (a)	452,000	478,706

		20,670,938

Environmental Control—0.9%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	559,793
Covanta Holding Corp. 5.000%, 09/01/30 (a)	191,000	192,776
GFL Environmental, Inc.
3.750%, 08/01/25 (144A) (a)	566,000	564,585
4.250%, 06/01/25 (144A) (a)	186,000	187,860
5.125%, 12/15/26 (144A)	1,199,000	1,246,960
7.000%, 06/01/26 (144A) (a)	1,359,000	1,432,658
8.500%, 05/01/27 (144A)	973,000	1,055,705
Tervita Corp. 7.625%, 12/01/21 (144A)	579,000	528,338
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,075,000	1,087,889

		6,856,564

Food—2.5%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.250%, 03/15/26 (144A)	769,000	763,094
4.625%, 01/15/27 (144A)	774,000	791,949
4.875%, 02/15/30 (144A)	542,000	565,035
5.875%, 02/15/28 (144A)	521,000	556,167
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	396,000	409,373
JBS USA LUX S.A. / JBS USA Finance, Inc.
6.500%, 04/15/29 (144A)	773,000	858,007
6.750%, 02/15/28 (144A)	179,000	194,648
Kraft Heinz Foods Co.
3.875%, 05/15/27 (144A)	123,000	131,020
4.250%, 03/01/31 (144A)	1,897,000	2,079,871
4.375%, 06/01/46	770,000	790,419
4.625%, 10/01/39 (144A) (a)	178,000	188,697
4.875%, 10/01/49 (144A)	2,308,000	2,430,807
5.000%, 07/15/35	257,000	295,679
5.000%, 06/04/42	314,000	343,442
5.200%, 07/15/45	765,000	834,809
5.500%, 06/01/50 (144A)	2,828,000	3,234,678
6.500%, 02/09/40	365,000	463,337
6.875%, 01/26/39	547,000	731,607
Lamb Weston Holdings, Inc. 4.875%, 05/15/28 (144A)	695,000	750,600
Picard Groupe SAS 3.000%, 3M EURIBOR + 3.000%, 11/30/23 (EUR) (b)	100,000	113,723
Post Holdings, Inc.
4.625%, 04/15/30 (144A)	330,000	339,488
5.500%, 12/15/29 (144A) (a)	513,000	548,910
5.750%, 03/01/27 (144A)	2,000	2,103
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	590,000	618,025
Sysco Corp.
6.600%, 04/01/40	156,000	210,116
6.600%, 04/01/50	163,000	227,467
TreeHouse Foods, Inc. 4.000%, 09/01/28	257,000	259,925
U.S. Foods, Inc. 6.250%, 04/15/25 (144A)	309,000	327,154

		19,060,150

Food Service—0.2%
Aramark Services, Inc.
4.750%, 06/01/26	130,000	131,534
5.000%, 04/01/25 (144A) (a)	532,000	539,661
5.000%, 02/01/28 (144A) (a)	496,000	499,720
6.375%, 05/01/25 (144A) (a)	536,000	558,338

		1,729,253

Hand/Machine Tools—0.1%
Colfax Corp. 6.375%, 02/15/26 (144A)	550,000	583,000

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—1.4%
Avantor Funding, Inc. 4.625%, 07/15/28 (144A)	2,015,000	$2,090,562
Avantor, Inc.
4.750%, 10/01/24 (EUR)	107,000	129,681
6.000%, 10/01/24 (144A)	1,905,000	1,990,725
Hologic, Inc.
3.250%, 02/15/29 (144A)	313,000	314,956
4.625%, 02/01/28 (144A)	620,000	651,236
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
7.250%, 02/01/28 (144A) (a)	2,643,000	2,748,720
7.375%, 06/01/25 (144A)	1,300,000	1,319,500
Teleflex, Inc. 4.250%, 06/01/28 (144A)	905,000	936,675

		10,182,055

Healthcare-Services—4.4%
Acadia Healthcare Co., Inc. 5.500%, 07/01/28 (144A)	436,000	448,431
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A) (a)	445,000	477,262
Catalent Pharma Solutions, Inc.
2.375%, 03/01/28 (EUR)	186,000	209,353
4.875%, 01/15/26 (144A)	26,000	26,520
5.000%, 07/15/27 (144A) (a)	102,000	106,080
Centene Corp.
3.000%, 10/15/30	962,000	980,037
3.375%, 02/15/30	123,000	127,613
4.250%, 12/15/27	1,181,000	1,235,834
4.625%, 12/15/29	2,800,000	3,020,248
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	171,000	179,463
5.500%, 04/01/26 (144A)	669,000	704,122
CHS/Community Health Systems, Inc.
6.625%, 02/15/25 (144A) (a)	1,254,000	1,213,120
8.000%, 03/15/26 (144A)	2,322,000	2,279,943
8.625%, 01/15/24 (144A)	1,595,000	1,587,025
Encompass Health Corp.
4.500%, 02/01/28	100,000	100,500
4.625%, 04/01/31	218,000	218,000
4.750%, 02/01/30	141,000	143,050
HCA, Inc.
3.500%, 09/01/30	2,990,000	3,044,452
5.375%, 02/01/25	447,000	489,465
5.625%, 09/01/28	1,252,000	1,432,225
5.875%, 02/15/26	65,000	72,800
5.875%, 02/01/29	153,000	178,245
IQVIA, Inc.
3.250%, 03/15/25 (EUR)	325,000	383,226
5.000%, 10/15/26 (144A)	299,000	312,455
5.000%, 05/15/27 (144A)	331,000	347,077
LifePoint Health, Inc.
4.375%, 02/15/27 (144A)	161,000	161,201
6.750%, 04/15/25 (144A)	412,000	433,630
MEDNAX, Inc.
5.250%, 12/01/23 (144A)	358,000	361,412
6.250%, 01/15/27 (144A) (a)	575,000	596,539

Healthcare-Services—(Continued)
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	427,000	435,753
5.375%, 11/15/22	40,000	41,800
Polaris Intermediate Corp. 8.500%, 9.25% PIK, 12/01/22 (144A) (a) (c)	930,698	946,985
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	187,000	198,688
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A)	1,440,000	1,434,456
10.000%, 04/15/27 (144A) (a)	597,000	635,805
Synlab Bondco plc 4.750%, 3M EURIBOR + 4.750%, 07/01/25 (EUR) (b)	138,000	163,521
Tenet Healthcare Corp.
4.625%, 09/01/24 (144A)	707,000	712,741
4.625%, 06/15/28 (144A)	304,000	306,561
4.875%, 01/01/26 (144A)	2,280,000	2,314,200
5.125%, 11/01/27 (144A)	1,368,000	1,407,125
6.125%, 10/01/28 (144A) (a)	1,010,000	983,487
6.250%, 02/01/27 (144A)	195,000	201,281
7.500%, 04/01/25 (144A)	393,000	423,458
8.125%, 04/01/22	1,310,000	1,456,589
West Street Merger Sub, Inc. 6.375%, 09/01/25 (144A)	964,000	983,078

		33,514,856

Home Builders—1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	145,000	145,725
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	646,000	604,662
6.250%, 09/15/27 (144A)	133,000	134,121
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	287,332
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A) (a)	710,000	717,100
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	445,000	450,607
5.250%, 12/15/27 (144A)	310,000	318,525
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	324,280
Meritage Homes Corp. 5.125%, 06/06/27	129,000	142,867
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A) (a)	1,080,000	1,163,311
PulteGroup, Inc.
5.000%, 01/15/27 (a)	54,000	61,088
6.000%, 02/15/35	583,000	720,005
6.375%, 05/15/33	424,000	533,180
7.875%, 06/15/32	47,000	64,625
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	315,000	337,050
5.875%, 06/15/27 (144A)	81,000	89,303
Toll Brothers Finance Corp. 4.350%, 02/15/28	29,000	31,465

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
TRI Pointe Group, Inc.
5.250%, 06/01/27	174,000	$185,745
5.700%, 06/15/28 (a)	120,000	131,400
5.875%, 06/15/24	107,000	115,560
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	513,000	515,073
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	294,000	309,435

		7,382,459

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26 (a)	14,000	14,531

Household Products/Wares—0.1%
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (a)	219,000	227,213
5.500%, 07/15/30 (144A) (a)	331,000	349,205

		576,418

Housewares—0.1%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	498,000	525,390
Newell Brands, Inc. 4.875%, 06/01/25	305,000	329,019

		854,409

Insurance—1.0%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	227,000	237,782
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 (144A)	2,519,000	2,642,733
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	262,000	280,340
Ardonagh Midco 2 plc 11.500%, 01/15/27 (144A)	200,000	202,000
Assicurazioni Generali S.p.A.
5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	137,616
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	131,422
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A) (a)	611,000	647,660
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,199,000	2,278,714
MGIC Investment Corp. 5.250%, 08/15/28	414,000	428,366
Unipol Gruppo S.p.A. 3.250%, 09/23/30 (EUR)	125,000	148,078
Willis North America, Inc. 2.950%, 09/15/29	40,000	43,228

		7,177,939

Internet—1.5%
ANGI Group LLC 3.875%, 08/15/28 (144A)	555,000	549,450
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	359,000	359,000
5.625%, 09/15/28 (144A)	332,000	337,345
Expedia Group, Inc.
4.625%, 08/01/27 (144A) (a)	500,000	525,116
6.250%, 05/01/25 (144A)	1,254,000	1,381,858
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/01/27 (144A)	172,000	178,978
Match Group Holdings II LLC
4.125%, 08/01/30 (144A)	182,000	184,104
4.625%, 06/01/28 (144A)	92,000	94,760
Netflix, Inc.
3.625%, 06/15/30 (EUR)	118,000	149,763
4.875%, 06/15/30 (144A)	694,000	791,160
5.375%, 11/15/29 (144A)	995,000	1,172,757
5.875%, 11/15/28	1,315,000	1,569,065
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.750%, 06/01/28 (144A)	199,000	216,910
Uber Technologies, Inc.
6.250%, 01/15/28 (144A)	428,000	439,235
7.500%, 11/01/23 (144A)	633,000	659,396
7.500%, 05/15/25 (144A)	1,578,000	1,682,479
7.500%, 09/15/27 (144A) (a)	947,000	1,010,923
8.000%, 11/01/26 (144A)	186,000	198,090
United Group B.V. 4.875%, 07/01/24 (EUR)	100,000	118,417

		11,618,806

Investment Companies—0.5%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.750%, 09/15/24	254,000	257,175
5.250%, 05/15/27	860,000	895,948
6.250%, 05/15/26	124,000	129,270
6.375%, 12/15/25	215,000	221,013
6.750%, 02/01/24 (a)	50,000	51,289
Owl Rock Capital Corp.
3.750%, 07/22/25	1,425,000	1,420,304
4.000%, 03/30/25	265,000	267,385
4.250%, 01/15/26	415,000	420,315
5.250%, 04/15/24	196,000	203,321

		3,866,020

Iron/Steel—0.4%
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	1,692,000	1,710,866
thyssenKrupp AG
1.875%, 03/06/23 (EUR)	43,000	47,037
2.875%, 02/22/24 (EUR)	181,000	199,003
United States Steel Corp. 12.000%, 06/01/25 (144A)	1,095,000	1,165,617

		3,122,523

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.5%
Carnival Corp.
9.875%, 08/01/27 (144A)	289,000	$305,470
10.125%, 02/01/26 (EUR)	134,000	166,558
10.500%, 02/01/26 (144A)	265,000	293,488
11.500%, 04/01/23 (144A)	1,289,000	1,444,943
NCL Corp., Ltd. 10.250%, 02/01/26 (144A)	263,000	274,013
Royal Caribbean Cruises, Ltd.
9.125%, 06/15/23 (144A)	362,000	383,720
10.875%, 06/01/23 (144A) (a)	230,000	257,294
11.500%, 06/01/25 (144A)	480,000	557,879

		3,683,365

Lodging—1.1%
Boyd Gaming Corp.
4.750%, 12/01/27	386,000	378,762
6.375%, 04/01/26 (a)	239,000	248,844
8.625%, 06/01/25 (144A)	542,000	594,184
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	94,000	94,235
4.875%, 01/15/30	1,623,000	1,671,690
5.125%, 05/01/26	728,000	747,110
5.375%, 05/01/25 (144A)	386,000	400,969
5.750%, 05/01/28 (144A)	436,000	461,070
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	366,749
Las Vegas Sands Corp.
2.900%, 06/25/25	117,000	116,601
3.500%, 08/18/26	105,000	106,377
3.900%, 08/08/29	96,000	96,028
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	86,000	88,298
MGM Resorts International
5.750%, 06/15/25 (a)	61,000	63,977
6.000%, 03/15/23	563,000	584,059
7.750%, 03/15/22	767,000	808,456
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	95,939
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	390,350
Wyndham Destinations, Inc.
6.625%, 07/31/26 (144A)	360,000	377,140
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	396,000	384,120
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	426,000	399,375

		8,474,333

Machinery-Construction & Mining—0.1%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A)	549,000	561,353
Terex Corp. 5.625%, 02/01/25 (144A)	149,000	147,510

		708,863

Machinery-Diversified—0.8%
Clark Equipment Co. 5.875%, 06/01/25 (144A)	561,000	579,934
Husky III Holding, Ltd. 13.000%, PIK, 02/15/25 (144A) (a) (c)	579,000	599,265
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	240,000	247,800
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	110,210
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	271,000	274,726
Rebecca Bidco GmbH 5.750%, 07/15/25 (EUR)	100,000	117,597
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	390,550
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,256,000	1,249,720
Vertical Holdco GmbH 7.625%, 07/15/28 (144A) (a)	634,000	670,059
Vertical Midco GmbH 4.375%, 07/15/27 (EUR)	100,000	119,062
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A) (a)	1,540,000	1,600,468

		5,959,391

Media—6.5%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	112,192
3.000%, 01/15/28 (EUR)	148,000	160,825
5.000%, 01/15/28 (144A)	792,000	769,230
7.500%, 05/15/26 (144A)	2,585,000	2,736,300
AMC Networks, Inc. 4.750%, 08/01/25 (a)	595,000	615,049
Block Communications, Inc. 4.875%, 03/01/28 (144A) (a)	285,000	290,700
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,801,000	1,865,658
4.500%, 08/15/30 (144A)	1,629,000	1,710,523
4.500%, 05/01/32 (144A)	2,518,000	2,628,162
4.750%, 03/01/30 (144A)	740,000	783,475
5.000%, 02/01/28 (144A)	950,000	998,688
5.375%, 06/01/29 (144A)	641,000	694,684
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	3,281,000	3,150,580
9.250%, 02/15/24 (a)	924,000	895,726
CSC Holdings LLC
3.375%, 02/15/31 (144A)	783,000	758,140
4.125%, 12/01/30 (144A) (a)	1,274,000	1,298,524
4.625%, 12/01/30 (144A)	3,489,000	3,505,503
5.375%, 02/01/28 (144A)	223,000	235,544
5.500%, 05/15/26 (144A)	570,000	592,800
5.750%, 01/15/30 (144A)	1,209,000	1,284,816
6.500%, 02/01/29 (144A)	1,094,000	1,219,810
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	572,000	404,690

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp.
5.000%, 03/15/23	1,800,000	$1,836,000
5.875%, 07/15/22	2,201,000	2,289,040
6.750%, 06/01/21 (a)	640,000	656,000
7.750%, 07/01/26 (a)	1,108,000	1,218,091
Entercom Media Corp. 6.500%, 05/01/27 (144A)	484,000	421,080
GCI LLC
4.750%, 10/15/28 (144A)	189,000	191,364
6.625%, 06/15/24 (144A)	331,000	355,031
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	1,333,000	1,392,985
Meredith Corp. 6.875%, 02/01/26 (a)	128,000	106,880
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	376,065
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	255,000	257,550
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	1,333,000	1,332,720
6.500%, 09/15/28 (144A) (a)	2,169,000	2,222,710
Sirius XM Radio, Inc.
4.125%, 07/01/30 (144A)	697,000	714,279
5.000%, 08/01/27 (144A)	779,000	813,720
5.500%, 07/01/29 (144A)	244,000	262,349
Summer BidCo B.V. 9.750%, 9.750% PIK, 11/15/25 (EUR) (c)	104,875	123,428
TEGNA, Inc. 5.500%, 09/15/24 (144A) (a)	158,000	160,910
Tele Columbus AG 3.875%, 05/02/25 (EUR)	100,000	111,616
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	840,000
Univision Communications, Inc.
5.125%, 02/15/25 (144A) (a)	248,000	234,980
6.625%, 06/01/27 (144A)	1,209,000	1,180,286
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	117,245
Videotron, Ltd. 5.125%, 04/15/27 (144A)	476,000	500,752
Virgin Media Secured Finance plc
4.500%, 08/15/30 (144A)	742,000	762,360
5.500%, 05/15/29 (144A)	303,000	325,255
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,416,000	1,412,460
Ziggo B.V.
4.250%, 01/15/27 (EUR)	90,000	109,557
4.875%, 01/15/30 (144A)	380,000	393,300
5.500%, 01/15/27 (144A)	708,000	741,630
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A) (a)	503,000	509,856
6.000%, 01/15/27 (144A)	351,000	362,846

		49,043,964

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	586,245
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	739,125

		1,325,370

Mining—2.0%
Arconic Corp.
6.000%, 05/15/25 (144A)	920,000	982,491
6.125%, 02/15/28 (144A)	499,000	512,411
Constellium SE
5.625%, 06/15/28 (144A)	513,000	522,619
5.875%, 02/15/26 (144A) (a)	2,022,000	2,074,653
Freeport-McMoRan, Inc.
4.375%, 08/01/28 (a)	1,039,000	1,074,279
4.625%, 08/01/30	1,068,000	1,122,949
5.450%, 03/15/43	3,283,000	3,644,984
Joseph T Ryerson & Son, Inc. 8.500%, 08/01/28 (144A)	323,000	339,957
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	131,000	122,157
New Gold, Inc.
6.375%, 05/15/25 (144A)	485,000	500,762
7.500%, 07/15/27 (144A)	789,000	840,285
Novelis Corp.
4.750%, 01/30/30 (144A)	1,849,000	1,804,569
5.875%, 09/30/26 (144A) (a)	1,338,000	1,374,795

		14,916,911

Miscellaneous Manufacturing—0.7%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A) (a)	339,000	360,635
Bombardier, Inc.
5.750%, 03/15/22 (144A)	136,000	131,784
6.125%, 01/15/23 (144A)	760,000	649,800
7.500%, 12/01/24 (144A)	960,000	736,795
7.500%, 03/15/25 (144A)	69,000	51,836
7.875%, 04/15/27 (144A)	1,531,000	1,161,172
8.750%, 12/01/21 (144A)	1,236,000	1,251,969
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	169,855
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	366,000	376,065
General Electric Co.
4.250%, 05/01/40	320,000	325,541
4.350%, 05/01/50	255,000	259,453

		5,474,905

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29	841,000	837,846
4.125%, 05/01/25 (a)	190,000	195,575
Xerox Corp. 4.800%, 03/01/35	435,000	415,425

		1,448,846

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—5.7%
Apache Corp.
4.250%, 01/15/44	170,000	$144,500
4.750%, 04/15/43	737,000	654,751
4.875%, 11/15/27	446,000	421,470
5.100%, 09/01/40	219,000	196,859
5.250%, 02/01/42	70,000	62,650
5.350%, 07/01/49	164,000	144,965
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	2,469,000	2,431,965
Baytex Energy Corp. 8.750%, 04/01/27 (144A)	625,000	282,031
BP Capital Markets plc 4.250%, 5Y UK Gilts + 4.170%, 03/22/27 (GBP) (b)	100,000	135,164
Callon Petroleum Co.
6.125%, 10/01/24	529,000	150,765
6.250%, 04/15/23	307,000	98,240
6.375%, 07/01/26	294,000	72,030
8.250%, 07/15/25	647,000	174,690
Cenovus Energy, Inc. 5.375%, 07/15/25	1,312,000	1,262,470
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	428,000	174,410
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	600,000	591,750
CNX Resources Corp. 7.250%, 03/14/27 (144A) (a)	537,000	547,740
Comstock Resources, Inc.
7.500%, 05/15/25 (144A)	1,027,000	975,650
9.750%, 08/15/26	1,137,000	1,166,776
Continental Resources, Inc.
4.500%, 04/15/23	250,000	238,353
4.900%, 06/01/44 (a)	544,000	411,095
5.000%, 09/15/22	952,000	945,460
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,623,000	2,472,177
CVR Energy, Inc.
5.250%, 02/15/25 (144A)	496,000	431,520
5.750%, 02/15/28 (144A)	165,000	140,250
Diamondback Energy, Inc. 3.500%, 12/01/29	1,202,000	1,158,908
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,469,000	1,457,982
5.750%, 01/30/28 (144A)	694,000	697,470
6.625%, 07/15/25 (144A)	397,000	407,917
EQT Corp.
3.900%, 10/01/27	759,000	691,639
8.750%, 02/01/30	365,000	431,273
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A)† (d)	1,071,000	267,750
7.375%, 05/15/24 (144A)† (d)	969,000	242,250
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	842,000	490,465
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	954,000	928,509
Ithaca Energy North Sea plc 9.375%, 07/15/24 (144A)	200,000	186,000

Oil & Gas—(Continued)
Matador Resources Co. 5.875%, 09/15/26	850,000	710,557
MEG Energy Corp.
6.500%, 01/15/25 (144A)	1,291,000	1,266,368
7.000%, 03/31/24 (144A)	974,000	905,820
7.125%, 02/01/27 (144A)	351,000	314,787
Murphy Oil Corp.
5.750%, 08/15/25	271,000	236,414
6.375%, 12/01/42	64,000	53,316
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	356,768
Occidental Petroleum Corp.
2.700%, 08/15/22	855,000	798,886
2.900%, 08/15/24	585,000	496,332
3.000%, 02/15/27	12,000	9,430
3.200%, 08/15/26	42,000	33,311
4.100%, 02/15/47	133,000	89,788
4.200%, 03/15/48	694,000	477,125
4.300%, 08/15/39	1,100,000	762,476
4.400%, 04/15/46	999,000	712,752
4.400%, 08/15/49	257,000	179,927
4.500%, 07/15/44	441,000	315,591
4.625%, 06/15/45	1,085,000	784,043
6.200%, 03/15/40	1,599,000	1,311,180
6.600%, 03/15/46	51,000	44,030
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	497,241
Parsley Energy LLC / Parsley Finance Corp.
4.125%, 02/15/28 (144A)	525,000	493,500
5.250%, 08/15/25 (144A)	43,000	42,570
5.375%, 01/15/25 (144A)	279,000	278,303
5.625%, 10/15/27 (144A)	477,000	474,615
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A)	1,288,000	1,320,226
PDC Energy, Inc.
5.750%, 05/15/26	576,000	537,120
6.125%, 09/15/24	384,000	365,760
6.250%, 12/01/25	246,000	228,780
QEP Resources, Inc.
5.250%, 05/01/23	568,000	413,220
5.375%, 10/01/22	1,021,000	837,220
5.625%, 03/01/26	339,000	192,383
Range Resources Corp.
5.000%, 08/15/22	579,000	558,561
5.000%, 03/15/23	416,000	395,200
5.875%, 07/01/22	176,000	170,720
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	117,835
SM Energy Co.
6.125%, 11/15/22	81,000	63,016
10.000%, 01/15/25 (144A)	878,000	834,100
Southwestern Energy Co.
4.100%, 03/15/22	525,000	518,437
7.500%, 04/01/26 (a)	122,000	119,255
8.375%, 09/15/28	207,000	203,400

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	435,000	$437,175
5.500%, 02/15/26	73,000	72,909
5.875%, 03/15/28 (a)	282,000	288,345
6.000%, 04/15/27	131,000	134,603
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	132,000
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A) (a)	505,000	497,425
WPX Energy, Inc.
4.500%, 01/15/30	918,000	906,525
5.250%, 09/15/24	248,000	259,160
5.250%, 10/15/27	280,000	284,200
5.750%, 06/01/26	97,000	100,395
5.875%, 06/15/28	447,000	467,115
8.250%, 08/01/23	91,000	102,830

		43,490,939

Oil & Gas Services—0.3%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	46,000	43,355
6.875%, 04/01/27 (144A)	445,000	427,294
ChampionX Corp. 6.375%, 05/01/26 (a)	518,000	494,788
Pioneer Energy Services Corp. 11.000%, 05/15/25 (144A)† (c) (e) (f)	731,244	584,995
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	556,000	551,135
6.875%, 09/01/27	305,000	302,444

		2,404,011

Packaging & Containers—1.9%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,427,000	1,419,580
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	1,091,000	1,106,001
4.750%, 07/15/27 (144A) (GBP)	151,000	195,276
4.750%, 07/15/27 (GBP)	100,000	129,322
5.250%, 04/30/25 (144A)	497,000	519,365
5.250%, 08/15/27 (144A) (a)	1,600,000	1,630,400
Ball Corp.
2.875%, 08/15/30	618,000	611,047
4.875%, 03/15/26	402,000	448,230
5.250%, 07/01/25	37,000	41,881
Berry Global, Inc. 1.000%, 01/15/25 (EUR)	100,000	112,516
Crown Americas LLC / Crown Americas Capital Corp.
4.250%, 09/30/26	23,000	23,862
4.750%, 02/01/26	455,000	472,062
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	93,921
Graham Packaging Co., Inc. 7.125%, 08/15/28 (144A)	228,000	237,405
Graphic Packaging International LLC 3.500%, 03/01/29 (144A)	231,000	232,444

Packaging & Containers—(Continued)
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging, Ltd. Co-Issuer LLC 6.000%, 09/15/28 (144A)	281,000	284,948
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A) (a)	273,000	286,650
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	339,000	357,645
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,057,731
OI European Group B.V.
2.875%, 02/15/25 (EUR)	100,000	115,226
3.125%, 11/15/24 (EUR)	100,000	118,267
Silgan Holdings, Inc. 2.250%, 06/01/28 (EUR)	100,000	114,021
Trivium Packaging Finance B.V.
3.750%, 08/15/26 (EUR)	128,000	148,171
5.500%, 08/15/26 (144A)	1,724,000	1,785,159
8.500%, 08/15/27 (144A) (a)	2,786,000	3,003,935

		14,545,065

Pharmaceuticals—1.9%
AdaptHealth LLC 6.125%, 08/01/28 (144A)	308,000	318,842
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	1,101,000	1,209,724
Bausch Health Cos., Inc.
4.500%, 05/15/23 (EUR)	1,217,000	1,413,547
5.000%, 01/30/28 (144A)	49,000	47,591
5.250%, 01/30/30 (144A)	827,000	814,810
5.500%, 03/01/23 (144A)	932,000	928,505
5.500%, 11/01/25 (144A) (a)	301,000	308,149
5.750%, 08/15/27 (144A) (a)	172,000	182,535
6.125%, 04/15/25 (144A)	243,000	248,771
6.250%, 02/15/29 (144A)	1,164,000	1,197,244
7.000%, 01/15/28 (144A)	282,000	298,215
7.250%, 05/30/29 (144A)	1,387,000	1,492,759
9.000%, 12/15/25 (144A)	1,338,000	1,455,477
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	112,848
Elanco Animal Health, Inc. 5.900%, 08/28/28	76,000	87,780
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 06/30/28 (144A)	285,000	209,475
9.500%, 07/31/27 (144A)	370,000	386,650
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	208,256
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	100,000	114,173
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,638,000	2,763,780
Phoenix PIB Dutch Finance B.V. 2.375%, 08/05/25 (EUR)	100,000	118,103
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	173,664

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Vizient, Inc. 6.250%, 05/15/27 (144A)	198,000	$207,405

		14,298,303

Pipelines—4.8%
Buckeye Partners L.P.
3.950%, 12/01/26	110,000	102,672
4.125%, 03/01/25 (144A)	300,000	286,500
4.500%, 03/01/28 (144A) (a)	373,000	359,479
5.600%, 10/15/44	367,000	325,516
5.850%, 11/15/43	281,000	260,303
Cheniere Energy Partners L.P.
4.500%, 10/01/29	997,000	1,022,423
5.250%, 10/01/25	11,000	11,253
5.625%, 10/01/26	406,000	422,240
Cheniere Energy, Inc. 4.625%, 10/15/28 (144A)	2,832,000	2,906,340
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	572,000	510,950
DCP Midstream Operating L.P.
5.125%, 05/15/29	248,000	244,280
5.375%, 07/15/25	226,000	233,024
5.625%, 07/15/27	431,000	440,913
6.450%, 11/03/36 (144A)	620,000	590,209
6.750%, 09/15/37 (144A)	949,000	911,040
Energy Transfer Operating L.P.
3.750%, 05/15/30	170,000	164,538
5.000%, 05/15/50	1,295,000	1,188,773
6.000%, 06/15/48	305,000	306,243
6.500%, 02/01/42	610,000	632,121
EnLink Midstream Partners L.P.
4.150%, 06/01/25	39,000	33,580
4.400%, 04/01/24	429,000	386,413
4.850%, 07/15/26	55,000	47,581
5.050%, 04/01/45	62,000	39,490
5.375%, 06/01/29	178,000	144,180
5.600%, 04/01/44	375,000	240,937
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	97,888
6.000%, 07/01/25 (144A)	554,000	571,312
6.500%, 07/01/27 (144A)	766,000	811,975
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.000%, 02/01/28 (144A)	448,000	439,040
5.625%, 06/15/24	316,000	269,336
6.000%, 05/15/23	434,000	393,855
6.500%, 10/01/25	111,000	95,183
7.750%, 02/01/28 (a)	246,000	213,737
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	625,000	621,875
Hess Midstream Operations L.P.
5.125%, 06/15/28 (144A)	325,000	324,256
5.625%, 02/15/26 (144A)	298,000	303,582
Kinder Morgan Energy Partners L.P. 4.700%, 11/01/42	640,000	691,283

Pipelines—(Continued)
Kinder Morgan, Inc. 5.550%, 06/01/45	220,000	261,511
MPLX L.P.
2.650%, 08/15/30	865,000	847,565
4.700%, 04/15/48	220,000	222,487
5.200%, 03/01/47	208,000	223,068
5.500%, 02/15/49	615,000	687,147
New Fortress Energy, Inc. 6.750%, 09/15/25 (144A)	1,886,000	1,971,813
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	875,527
NuStar Logistics L.P.
5.750%, 10/01/25	302,000	311,906
6.000%, 06/01/26 (a)	239,000	239,674
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	384,000	371,278
3.800%, 09/15/30	380,000	368,155
4.300%, 01/31/43	110,000	93,049
4.900%, 02/15/45	235,000	214,099
5.150%, 06/01/42	115,000	108,363
6.650%, 01/15/37	285,000	309,799
Rattler Midstream L.P. 5.625%, 07/15/25 (144A)	501,000	504,757
Rubis Terminal Infra SAS
5.625%, 05/15/25 (EUR)	102,000	123,297
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (144A)	794,000	893,630
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	505,000	515,589
5.300%, 04/01/44	260,000	240,996
5.400%, 10/01/47	534,000	503,336
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
5.500%, 09/15/24 (144A)	834,000	783,960
7.500%, 10/01/25 (144A)	294,000	295,191
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31 (144A)	638,000	617,855
5.000%, 01/15/28 (a)	1,021,000	995,475
5.125%, 02/01/25	314,000	313,215
5.375%, 02/01/27	22,000	22,124
5.500%, 03/01/30 (144A)	735,000	731,325
6.500%, 07/15/27	298,000	310,665
6.875%, 01/15/29 (a)	985,000	1,056,117
Western Midstream Operating L.P.
3.950%, 06/01/25	395,000	371,221
4.000%, 07/01/22	94,000	94,557
4.100%, 02/01/25	181,000	172,403
4.650%, 07/01/26	294,000	285,915
4.750%, 08/15/28	149,000	143,570
5.050%, 02/01/30	339,000	330,496
5.300%, 03/01/48	871,000	701,155
5.450%, 04/01/44	704,000	601,920
5.500%, 08/15/48	146,000	120,450
6.250%, 02/01/50	684,000	633,555
Williams Cos., Inc. (The) 5.800%, 11/15/43	640,000	752,252

		35,864,787

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.5%
ADLER Real Estate AG 3.000%, 04/27/26 (EUR)	100,000	$114,900
ADLER Group 3.250%, 08/05/25 (EUR)	200,000	236,336
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	101,993
Consus Real Estate AG 9.625%, 05/15/24 (EUR)	100,000	124,639
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A) (a)	726,000	753,697
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	200,000	199,900
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	175,000	176,313
Heimstaden Bostad AB 3.248%, 5Y EUR Swap + 3.667%, 11/19/24 (EUR) (b)	100,000	117,245
Howard Hughes Corp. (The)
5.375%, 03/15/25 (144A) (a)	202,000	205,252
5.375%, 08/01/28 (144A)	722,000	719,617
Peach Property Finance GmbH 3.500%, 02/15/23 (EUR)	100,000	116,403
Realogy Group LLC 7.625%, 06/15/25 (144A)	279,000	292,253
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	110,278
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (d) (e) (f)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	488,055

		3,756,881

Real Estate Investment Trusts—3.6%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A) (a)	364,000	286,857
Diversified Healthcare Trust 9.750%, 06/15/25	557,000	623,172
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	230,000	233,291
4.000%, 01/15/30	1,065,000	1,102,211
4.000%, 01/15/31	620,000	645,439
5.250%, 06/01/25	794,000	862,141
5.375%, 04/15/26	229,000	253,801
Host Hotels & Resorts L.P. 3.500%, 09/15/30	260,000	249,357
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	130,302
Iron Mountain, Inc.
4.500%, 02/15/31 (144A)	195,000	196,075
4.875%, 09/15/29 (144A)	103,000	104,803
5.250%, 07/15/30 (144A)	1,159,000	1,208,257
5.625%, 07/15/32 (144A)	1,009,000	1,065,504
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A) (a)	720,000	622,800
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	1,199,000	1,216,403
4.500%, 01/15/28	1,264,000	1,287,700

Real Estate Investment Trusts—(Continued)
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.625%, 06/15/25 (144A)	934,000	952,680
5.625%, 05/01/24	170,000	180,248
5.750%, 02/01/27	405,000	436,388
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29 (a)	1,067,000	1,110,181
5.000%, 10/15/27	1,585,000	1,652,679
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875%, 10/01/28 (144A)	194,000	194,485
RHP Hotel Properties L.P. / RHP Finance Corp. 4.750%, 10/15/27	831,000	765,700
SBA Communications Corp.
3.875%, 02/15/27 (144A)	2,186,000	2,218,790
4.875%, 09/01/24	175,000	179,358
Service Properties Trust
4.350%, 10/01/24	89,000	80,529
4.500%, 06/15/23	90,000	88,295
7.500%, 09/15/25	740,000	787,077
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.875%, 02/15/25 (144A) (a)	346,000	366,658
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC
6.000%, 04/15/23 (144A)	749,000	753,213
8.250%, 10/15/23	518,000	510,230
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (a)	866,000	857,344
3.750%, 02/15/27 (144A)	920,000	904,618
4.125%, 08/15/30 (144A)	1,941,000	1,911,885
4.250%, 12/01/26 (144A)	2,007,000	2,016,333
4.625%, 12/01/29 (144A)	847,000	865,155

		26,919,959

Retail—3.2%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A) (a)	480,000	489,024
4.000%, 10/15/30 (144A)	147,000	148,133
4.250%, 05/15/24 (144A)	27,000	27,498
4.375%, 01/15/28 (144A)	636,000	648,593
5.000%, 10/15/25 (144A)	2,728,000	2,797,182
5.750%, 04/15/25 (144A)	699,000	746,182
Asbury Automotive Group, Inc.
4.500%, 03/01/28 (144A)	282,000	283,763
4.750%, 03/01/30 (144A)	282,000	284,115
Dufry One B.V. 2.000%, 02/15/27 (EUR)	100,000	97,401
eG Global Finance plc
6.250%, 10/30/25 (EUR)	180,000	210,091
6.750%, 02/07/25 (144A)	358,000	366,503
8.500%, 10/30/25 (144A)	525,000	552,562
Ferrellgas L.P. / Ferrellgas Finance Corp. 10.000%, 04/15/25 (144A)	1,079,000	1,168,017
Gap, Inc. (The) 8.875%, 05/15/27 (144A) (a)	357,000	406,088
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	2,381,000	1,988,135

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	342,000	$336,015
IRB Holding Corp. 7.000%, 06/15/25 (144A)	385,000	410,506
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	281,353
L Brands, Inc.
6.625%, 10/01/30 (144A)	307,000	312,373
6.750%, 07/01/36	153,000	149,940
6.875%, 07/01/25 (144A)	920,000	993,600
6.875%, 11/01/35	822,000	809,921
Macy’s, Inc. 8.375%, 06/15/25 (144A) (a)	1,403,000	1,450,604
Marks & Spencer plc 4.500%, 07/10/27 (GBP)	100,000	127,868
Michaels Stores, Inc. 4.750%, 10/01/27 (144A)	336,000	333,060
Murphy Oil USA, Inc. 4.750%, 09/15/29	351,000	373,815
Nordstrom, Inc. 8.750%, 05/15/25 (144A) (a)	1,705,000	1,868,297
Penske Automotive Group, Inc. 3.500%, 09/01/25	513,000	508,514
PetSmart, Inc.
5.875%, 06/01/25 (144A) (a)	937,000	959,113
7.125%, 03/15/23 (144A)	728,000	734,370
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	702,000	714,285
SRS Distribution, Inc. 8.250%, 07/01/26 (144A) (a)	938,000	1,001,315
Staples, Inc. 7.500%, 04/15/26 (144A)	1,292,000	1,190,526
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	100,000	119,350
Tendam Brands S.A.U. 5.250%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) (b)	100,000	95,100
Yum! Brands, Inc.
3.625%, 03/15/31	301,000	301,000
4.750%, 01/15/30 (144A)	319,000	343,723
5.350%, 11/01/43	14,000	14,770
7.750%, 04/01/25 (144A)	243,000	268,515

		23,911,220

Semiconductors—1.0%
AMS AG 6.000%, 07/31/25 (EUR)	251,000	310,412
Broadcom, Inc.
4.300%, 11/15/32	1,045,000	1,191,372
5.000%, 04/15/30	1,940,000	2,288,212
Entegris, Inc. 4.375%, 04/15/28 (144A) (a)	501,000	514,777
Infineon Technologies AG 2.875%, 5Y EUR Swap + 3.388%, 01/01/25 (EUR) (b)	100,000	116,366
Microchip Technology, Inc. 4.250%, 09/01/25 (144A)	1,894,000	1,964,802

Semiconductors—(Continued)
ON Semiconductor Corp. 3.875%, 09/01/28 (144A)	703,000	712,895
Qorvo, Inc. 3.375%, 04/01/31 (144A)	752,000	764,878

		7,863,714

Software—3.9%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,549,000	1,635,837
Ascend Learning LLC
6.875%, 08/01/25 (144A) (a)	1,449,000	1,482,271
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	823,659
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	241,787
7.125%, 10/02/25 (144A)	766,000	818,134
9.125%, 03/01/26 (144A) (a)	1,361,000	1,442,660
BY Crown Parent LLC 7.375%, 10/15/24 (144A)	1,281,000	1,300,215
BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 01/31/26 (144A)	1,204,000	1,225,823
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	662,000	676,895
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	686,000	654,273
CDK Global, Inc.
4.875%, 06/01/27	370,000	389,425
5.250%, 05/15/29 (144A)	115,000	122,475
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A) (a)	2,151,000	2,177,887
Dun & Bradstreet Corp. (The)
6.875%, 08/15/26 (144A)	798,000	857,092
10.250%, 02/15/27 (144A) (a)	557,000	630,803
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	187,000	192,844
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	2,198,000	2,317,516
MSCI, Inc.
3.875%, 02/15/31 (144A)	1,012,000	1,054,706
4.000%, 11/15/29 (144A)	68,000	71,400
Nuance Communications, Inc. 5.625%, 12/15/26 (a)	298,000	314,390
Open Text Corp. 3.875%, 02/15/28 (144A)	709,000	717,196
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	741,000	762,074
PTC, Inc. 4.000%, 02/15/28 (144A)	228,000	234,344
Rackspace Technology Global, Inc. 8.625%, 11/15/24 (144A) (a)	383,000	401,078
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	4,352,000	4,547,840
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	403,000	403,242

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,574,000	$2,735,441
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A) (a)	1,280,000	1,320,000

		29,551,307

Telecommunications—7.5%
Altice France Holding S.A.
6.000%, 02/15/28 (144A) (a)	656,000	625,686
8.000%, 05/15/27 (EUR)	100,000	124,280
10.500%, 05/15/27 (144A)	3,536,000	3,929,380
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	111,676
5.125%, 01/15/29 (144A)	331,000	330,272
5.500%, 01/15/28 (144A)	764,000	773,550
5.875%, 02/01/27 (EUR)	200,000	247,561
7.375%, 05/01/26 (144A)	3,270,000	3,426,633
8.125%, 02/01/27 (144A) (a)	2,130,000	2,321,082
Avaya, Inc. 6.125%, 09/15/28 (144A)	1,290,000	1,317,412
CenturyLink, Inc.
5.125%, 12/15/26 (144A) (a)	2,482,000	2,549,982
6.750%, 12/01/23	578,000	633,633
7.500%, 04/01/24 (a)	544,000	609,062
7.600%, 09/15/39	856,000	968,393
7.650%, 03/15/42	1,000,000	1,124,190
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A)	1,046,000	1,076,742
8.000%, 10/15/25 (144A)	104,000	109,850
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	855,000	866,585
CommScope, Inc.
5.500%, 03/01/24 (144A)	236,000	242,507
6.000%, 03/01/26 (144A)	719,000	749,486
8.250%, 03/01/27 (144A) (a)	91,000	94,640
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	4,482,000	4,496,118
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A)	432,000	440,640
Frontier Communications Corp.
8.000%, 04/01/27 (144A) †	2,634,000	2,624,900
8.500%, 04/01/26 (144A) †	358,000	361,222
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875%, 05/01/24 (144A)	34,000	36,346
Hughes Satellite Systems Corp.
5.250%, 08/01/26	61,000	64,853
Intelsat Jackson Holdings S.A. 8.000%, 02/15/24 (144A)	142,000	144,130
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	229,797
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	390,000	385,125
4.250%, 07/01/28 (144A)	2,126,000	2,158,570
4.625%, 09/15/27 (144A)	87,000	89,393
Nokia Oyj 6.625%, 05/15/39	397,000	491,809

Telecommunications—(Continued)
Oi S.A. 10.000%, 07/27/25 (c)	40,000	38,700
PPF Telecom Group B.V. 3.250%, 09/29/27 (EUR)	100,000	116,670
QualityTech L.P. / QTS Finance Corp.
3.875%, 10/01/28 (144A)	630,000	631,814
4.750%, 11/15/25 (144A)	269,000	279,007
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	300,000	312,864
SES S.A. 4.625%, 5Y EUR Swap + 4.664%, 01/02/22 (EUR) (b)	100,000	118,564
SoftBank Group Corp.
4.000%, 04/20/23 (EUR)	194,000	234,961
4.500%, 04/20/25 (EUR)	200,000	245,816
4.750%, 07/30/25 (EUR)	100,000	124,866
5.000%, 04/15/28 (EUR)	100,000	124,059
Sprint Capital Corp.
6.875%, 11/15/28	1,325,000	1,650,069
8.750%, 03/15/32	1,433,000	2,097,640
Sprint Corp.
7.125%, 06/15/24	201,000	231,273
7.625%, 02/15/25	666,000	779,220
7.625%, 03/01/26	1,206,000	1,457,312
7.875%, 09/15/23	690,000	790,567
Switch, Ltd. 3.750%, 09/15/28 (144A)	741,000	748,410
T-Mobile USA, Inc. 4.750%, 02/01/28	330,000	353,014
Telecom Italia Capital S.A.
6.000%, 09/30/34	1,052,000	1,221,572
6.375%, 11/15/33 (a)	539,000	638,914
7.200%, 07/18/36	214,000	269,897
7.721%, 06/04/38	381,000	506,547
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	70,417
Telecom Italia S.p.A.
4.000%, 04/11/24 (EUR)	100,000	124,280
5.303%, 05/30/24 (144A) (a)	1,050,000	1,140,195
Telefonica Europe B.V.
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	200,000	246,909
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (b)	100,000	128,912
Telesat Canada / Telesat LLC 4.875%, 06/01/27 (144A)	521,000	523,110
ViaSat, Inc.
5.625%, 04/15/27 (144A) (a)	976,000	1,004,060
6.500%, 07/15/28 (144A)	795,000	796,153
Vmed O2 UK Financing I plc
3.250%, 01/31/31 (EUR)	100,000	116,512
Vodafone Group plc 3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	300,000	357,451
VTR Comunicaciones S.p.A. 5.125%, 01/15/28 (144A) (a)	442,000	456,984
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	2,369,000	2,331,629
6.125%, 03/01/28 (144A)	2,609,000	2,688,861

		56,712,734

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Toys/Games/Hobbies—0.2%
Mattel, Inc.
5.450%, 11/01/41	277,000	$259,027
5.875%, 12/15/27 (144A)	213,000	229,241
6.200%, 10/01/40	55,000	53,292
6.750%, 12/31/25 (144A) (a)	1,073,000	1,132,015

		1,673,575

Transportation—0.0%
XPO Logistics, Inc.
6.250%, 05/01/25 (144A)	231,000	246,015
6.750%, 08/15/24 (144A)	20,000	21,184

		267,199

Trucking & Leasing—0.0%
Fortress Transportation and Infrastructure Investors LLC 9.750%, 08/01/27 (144A) (a)	107,000	114,089

Total Corporate Bonds & Notes (Cost $647,079,838)		660,680,309

Floating Rate Loans (g)—8.8%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, 3M LIBOR + 3.500%, 08/21/26	1,692,782	1,548,895
Terrier Media Buyer, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 12/17/26	347,180	339,456

		1,888,351

Aerospace & Defense—0.1%
Sequa Mezzanine Holdings LLC 2020 Extended Term Loan, 7.750%, 3M LIBOR + 6.750%, 11/28/23	405,654	386,893
Spirit Aerosystems, Inc. Term Loan B, 01/30/25 (h)	436,000	435,727

		822,620

Airlines—0.2%
Delta Air Lines, Inc. 1st Lien Term Loan B, 09/16/27 (h)	696,000	702,851
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	123,438	122,728
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/25/27	402,000	409,318

		1,234,897

Auto Parts & Equipment—0.1%
Clarios Global L.P. Term Loan B, 3.647%, 1M LIBOR + 3.500%, 04/30/26	595,837	581,686

Building Materials—0.1%
CPG International, Inc. Term Loan, 4.750%, 3M LIBOR + 3.750%, 05/05/24	214,724	214,545

Building Materials—(Continued)
Forterra Finance, LLC 2017 Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/25/23	218,982	217,305

		431,850

Chemicals—0.6%
Alpha 3 B.V. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 01/31/24	2,188,366	2,158,276
Ascend Performance Materials Operations LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 08/27/26	898,920	899,295
Diamond (BC) B.V. Term Loan, 3.261%, 3M LIBOR + 3.000%, 09/06/24	1,112,460	1,043,975
Illuminate Buyer LLC Term Loan, 4.220%, 3M LIBOR + 4.000%, 06/16/27	631,000	627,319
SK Invictus Intermediate II Sarl 2nd Lien Term Loan, 6.897%, 1M LIBOR + 6.750%, 03/30/26	113,750	106,641

		4,835,506

Coal—0.0%
CONSOL Energy, Inc. 1st Lien Term Loan B, 4.650%, 1M LIBOR + 4.500%, 09/27/24	302,715	245,048

Commercial Services—0.5%
Amentum Government Services Holdings LLC Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/01/27	143,640	142,383
AVSC Holding Corp. 2nd Lien Term Loan, 8.250%, 6M LIBOR + 7.250%, 09/01/25	658,678	197,603
BidFair MergerRight, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	286,155	285,440
Parexel International Corp. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 09/27/24	534,000	513,174
Refinitiv U.S. Holdings, Inc. Term Loan, 3.397%, 1M LIBOR + 3.250%, 10/01/25	431,492	427,851
Verscend Holding Corp. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/27/25	2,374,020	2,361,160

		3,927,611

Computers—0.1%
Flexential Intermediate Corp. Term Loan, 7.501%, 3M LIBOR + 7.250%, 08/01/25	148,000	87,822
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	69,334	67,579
TierPoint LLC 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 05/06/24	317,788	310,671

		466,072

Distribution/Wholesale—0.0%
Dealer Tire, LLC
Term Loan B, 4.399%, 1M LIBOR + 4.250%, 12/12/25	166,740	163,405
KAR Auction Services, Inc. Term Loan B6, 2.438%, 1M LIBOR + 2.250%, 09/19/26	120,707	116,935

		280,340

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.1%
Camelot U.S. Acquisition 1 Co. Incremental Term Loan B, 10/30/26 (h)	277,000	$276,365
Jefferies Finance LLC Term Loan, 3.438%, 1M LIBOR + 3.250%, 06/03/26	247,438	238,160

		514,525

Electric—0.0%
Calpine Corp. Term Loan B10, 2.147%, 1M LIBOR + 2.000%, 08/12/26	36,142	35,206

Engineering & Construction—0.5%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	3,727,475	3,490,624

Environmental Control—0.1%
Advanced Disposal Services, Inc. Term Loan B3, 3.000%, 1W LIBOR + 2.250%, 11/10/23	97,235	97,114
GFL Environmental Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/30/25	319,912	318,967

		416,081

Food—0.0%
Chobani LLC Term Loan B, 4.500%, 1M LIBOR + 3.500%, 10/10/23	92,660	91,936

Healthcare-Products—0.3%
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.406%, 3M LIBOR + 3.250%, 06/30/25	300,054	288,177
Term Loan B, 3.500%, 3M EURIBOR + 3.500%, 06/30/25 (EUR)	995,000	1,126,729
Sotera Health Holdings, LLC Term Loan, 5.500%, 3M LIBOR + 4.500%, 12/11/26	1,086,535	1,083,818

		2,498,724

Healthcare-Services—0.4%
AHP Health Partners, Inc. Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/30/25	315,098	315,591
Da Vinci Purchaser Corp. Term Loan, 5.238%, 6M LIBOR + 4.000%, 01/08/27	401,993	398,307
Envision Healthcare Corp. 1st Lien Term Loan, 3.897%, 1M LIBOR + 3.750%, 10/10/25	1,422,045	1,025,650
Gentiva Health Services, Inc. Term Loan, 3.438%, 1M LIBOR + 3.250%, 07/02/25	365,030	358,186
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	504,117	503,028
Quorum Health Corp. 2020 Term Loan, 9.250%, 3M LIBOR + 8.250%, 04/29/25	361,071	338,203
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3.897%, 1M LIBOR + 3.750%, 11/17/25	290,788	283,094
Surgery Center Holdings, Inc. Term Loan B, 9.000%, 1M LIBOR + 8.000%, 09/03/24	37,810	38,409

		3,260,468

Insurance—0.4%
Asurion LLC
2nd Lien Term Loan, 6.647%, 1M LIBOR + 6.500%, 08/04/25	917,788	921,803
Term Loan B4, 3.147%, 1M LIBOR + 3.000%, 08/04/22	162,562	160,815
Ryan Specialty Group LLC Term Loan, 4.000%, 1M LIBOR + 3.250%, 09/01/27	429,000	426,855
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.397%, 1M LIBOR + 3.250%, 12/31/25	772,024	746,795
Term Loan B, 4.147%, 1M LIBOR + 4.000%, 09/03/26	509,550	503,454
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	364,088	362,039

		3,121,761

Internet—0.1%
Airbnb, Inc. Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/17/25	160,598	172,642
Northwest Fiber, LLC Term Loan B, 5.656%, 1M LIBOR + 5.500%, 05/21/27	474,810	475,404
PUG LLC Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/12/27	381,083	338,211

		986,257

Lodging—0.1%
Golden Nugget, Inc.
Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	647,286	583,204
Initial Term Loan, 13.000%, 2M LIBOR + 2.500%, 10/04/23	122,507	139,658

		722,862

Machinery-Diversified—0.3%
Titan Acquisition, Ltd. Term Loan B, 3.220%, 3M LIBOR + 3.000%, 03/28/25	1,996,652	1,891,828

Media—0.0%
A-L Parent LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 12/01/23	161,295	127,665
Altice Financing SA 2017 USD Term Loan B, 4.152%, 1M LIBOR + 4.000%, 07/15/25	81,118	77,392
Radiate Holdco LLC Term Loan 3.750%, 1M LIBOR + 3.000%, 09/25/26	91,913	90,484

		295,541

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc. Term Loan B, 3.410%, 1M LIBOR + 3.250%, 05/15/24	175,494	168,767

Oil & Gas Services—0.0%
McDermott Technology Americas, Inc. Make Whole Term Loan, 3.147%, 1M LIBOR + 3.000%, 06/30/24	31,220	27,317

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 3.523%, 3M LIBOR + 3.250%, 04/03/24	407,312	385,546

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Charter NEX U.S., Inc. Incremental Term Loan, 3.397%, 1M LIBOR + 3.250%, 05/16/24	176,633	$172,791

		558,337

Pharmaceuticals—0.2%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	502,647	481,733
Milano Acquisition Corp.
Term Loan, 08/13/27 (h)	1,061,000	1,052,379

		1,534,112

Retail—0.3%
PetSmart, Inc. Term Loan, 4.500%, 3M LIBOR + 3.500%, 03/11/22	1,507,143	1,505,529
SRS Distribution, Inc. 1st Lien Term Loan, 3.147%, 1M LIBOR + 3.000%, 05/23/25	658,405	641,698

		2,147,227

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 5.147%, 1M LIBOR + 5.000%, 09/21/26	462,505	462,505

Software—1.7%
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	199,552	197,619
Banff Merger Sub, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 10/02/25	690,501	672,116
By Crown Parent, LLC Term Loan B1, 4.000%, 1M LIBOR + 3.000%, 01/31/26	114,441	113,440
Capri Finance LLC 1st Lien Term Loan, 3.261%, 3M LIBOR + 3.000%, 11/01/24	30,275	30,256
Castle U.S. Holding Corp. Term Loan B, 3.970%, 3M LIBOR + 3.750%, 01/29/27	464,058	448,010
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	100,742	100,196
Dun & Bradstreet Corp. (The) Term Loan, 3.895%, 1M LIBOR + 3.750%, 02/06/26	975,498	967,694
Emerald TopCo., Inc. Term Loan, 3.761%, 3M LIBOR + 3.500%, 07/24/26	356,380	344,352
Epicor Software Corp.
2020 2nd Lien Term Loan, 8.750%, 1M LIBOR + 7.750%, 07/31/28	210,000	216,300
Term Loan, 5.250%, 1M LIBOR + 4.250%, 07/30/27	583,722	582,335
Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 3.397%, 1M LIBOR + 3.250%, 12/01/23	369,435	367,885
Informatica LLC
2nd Lien Term Loan, 7.125%, 02/25/25	956,000	973,925
Term Loan B, 3.397%, 3M LIBOR + 3.250%, 02/25/27	446,755	437,075
Mitchell International, Inc.
1st Lien Term Loan, 3.397%, 1M LIBOR + 3.250%, 11/29/24	325,317	312,101
2nd Lien Term Loan, 7.397%, 1M LIBOR + 7.250%, 12/01/25	214,667	204,381

Software—(Continued)
Omnitracs, Inc. 2020 2nd Lien Term Loan, 09/23/28 (h)	120,000	118,500
Rackspace Hosting, Inc. 1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 11/03/23	224,359	220,783
Renaissance Holding Corp. 1st Lien Term Loan, 3.397%, 1M LIBOR + 3.250%, 05/30/25	12,507	12,101
Severin Acquisition LLC Term Loan B, 3.406%, 1M LIBOR + 3.250%, 08/01/25	204,360	198,996
Sophia, L.P.
1st Lien Term Loan, 09/22/27 (h)	1,436,000	1,429,044
2020 2nd Lien Term Loan, 09/17/27 (h)	1,828,000	1,782,300
Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/30/22	32,513	32,445
Tibco Software, Inc. 2nd Lien Term Loan, 7.400%, 1M LIBOR + 7.250%, 03/03/28	637,000	625,056
Ultimate Software Group, Inc. (The)
Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 05/04/26	421,000	420,375
Term Loan B, 3.897%, 1M LIBOR + 3.750%, 05/04/26	235,008	233,485
Veritas U.S., Inc. Term Loan B, 6.500%, 3M LIBOR + 5.500%, 09/01/25	2,019,933	1,977,514

		13,018,284

Telecommunications—2.2%
Altice France S.A. Term Loan B13, 4.152%, 1M LIBOR + 4.000%, 08/14/26	367,934	358,092
Connect Finco Sarl Term Loan B, 4.647%, 1M LIBOR + 4.500%, 12/11/26	380,404	369,705
Digicel International Finance, Ltd. Term Loan B, 3.800%, 6M LIBOR + 3.250%, 05/28/24	769,735	679,932
Frontier Communications Corp. Term Loan B1, 6.000%, PRIME + 2.750%, 06/15/24	4,098,750	4,047,516
Intelsat Jackson Holdings S.A.
Term Loan, 5.050%, 3M LIBOR + 5.500%, 07/13/22 (i)	1,525,413	1,556,558
Term Loan B3, 8.000%, PRIME + 4.750%, 11/27/23	487,752	491,532
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	553,575	559,605
Term Loan B5, 8.625%, 01/02/24	3,399,612	3,446,357
Ligado Networks LLC
2nd Lien Term Loan, 12/07/20 (d)	1,958,706	1,072,392
Term Loan, 12/07/20 (d)	2,204,049	2,051,969
Xplornet Communications, Inc. Term Loan B, 4.897%, 1M LIBOR + 4.750%, 06/10/27	635,408	624,950
Zayo Group Holdings, Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 03/09/27	1,469,615	1,429,624

		16,688,232

Total Floating Rate Loans (Cost $68,567,589)		66,644,575

Common Stocks—1.1%

Auto Components—0.0%
Lear Corp.	525	57,251

Building Products—0.0%
Azek Co., Inc. (The) (j)	452	15,734

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Chemicals—0.3%
Element Solutions, Inc. (j)	180,593	$1,898,032

Consumer Finance—0.0%
Arrow Global Group plc (j)	5,770	9,457

Diversified Telecommunication Services—0.0%
CenturyLink, Inc.	34,942	352,565

Energy Equipment & Services—0.0%
Pioneer Energy Services Corp.	1,763	68,463

Entertainment—0.1%
Live Nation Entertainment, Inc. (a) (j)	7,585	408,680

Equity Real Estate Investment Trusts—0.4%
Gaming and Leisure Properties, Inc.	34,234	1,264,262
VICI Properties, Inc.	78,068	1,824,449

		3,088,711

Life Sciences Tools & Services—0.0%
PPD, Inc. (j)	2,726	100,835

Media—0.1%
Altice Europe NV (j)	79,131	378,981
Clear Channel Outdoor Holdings, Inc. (a) (j)	202,217	202,217

		581,198

Metals & Mining—0.1%
Constellium SE (j)	113,844	893,675

Pharmaceuticals—0.1%
Bausch Health Cos., Inc. (j)	54,629	848,935

Total Common Stocks (Cost $9,560,196)		8,323,536

Convertible Bonds—0.6%

Entertainment—0.1%
Live Nation Entertainment, Inc. 2.500%, 03/15/23	480,000	534,656

Media—0.4%
DISH Network Corp.
2.375%, 03/15/24	699,000	629,065
3.375%, 08/15/26	989,000	907,898
Liberty Broadband Corp. 2.750%, 09/30/50	1,500,000	1,613,593

		3,150,556

Oil & Gas—0.1%
PDC Energy, Inc. 1.125%, 09/15/21	398,000	377,442

Oil & Gas Services—0.0%
Pioneer Energy Services Corp. 5.000% PIK, 11/15/25 † (c) (e) (f)	493,000	266,440

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	116,282

Total Convertible Bonds (Cost $4,271,848)		4,445,376

Asset-Backed Security—0.0%

Asset-Backed—Other—0.0%
CIFC Funding, Ltd.
2.473%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b) (Cost $250,000)	250,000	244,705

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	1,740,000	20,880
Lehman Brothers Holdings, Inc.	489,000	5,868

Total Escrow Shares (Cost $0)		26,748

Warrant—0.0%

Oil & Gas—0.0%
SM Energy Co. (j) (Cost $72,102)	16,807	26,555

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $16,481,060; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $16,810,684.	16,481,060	16,481,060

Total Short-Term Investments (Cost $16,481,060)		16,481,060

Securities Lending Reinvestments (k)—6.8%

Certificates of Deposit—0.7%
Agricultural Bank of China 0.610%, 10/19/20	500,000	500,109
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (b)	1,000,000	1,000,437
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (b)	1,000,000	$1,000,076
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (b)	1,000,000	1,000,996

		5,501,630

Repurchase Agreements—3.0%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,200,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,244,000.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $918,000.	900,000	900,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,819,011; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,875,387.	2,819,007	2,819,007
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $11,000,064; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $12,195,372.	11,000,000	11,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,400,008; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,300,062; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $700,035; collateralized by various Common Stock with an aggregate market value of $777,955.	700,000	700,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,400,014; collateralized by various Common Stock with an aggregate market value of $2,667,693.	2,400,000	2,400,000

		22,719,007

Mutual Funds—3.1%
Fidelity Government Portfolio, Institutional Class 0.030% (l)	3,100,000	3,100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (l)	7,000,000	7,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (l)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (l)	4,600,000	4,600,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (l)	2,100,000	2,100,000

		23,800,000

Total Securities Lending Reinvestments (Cost $52,019,007)		52,020,637

Total Investments—106.8% (Cost $798,301,640)		808,893,501
Unfunded Loan Commitments—(0.1)% (Cost $(762,707))		(762,707)
Net Investments—106.7% (Cost $797,538,933)		808,130,794
Other assets and liabilities (net)—(6.7)%		(51,088,577)

Net Assets—100.0%		$757,042,217

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $5,746,340, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $63,696,955 and the collateral received consisted of cash in the amount of $52,019,007 and non-cash collateral with a value of $13,876,643. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.1% of net assets.

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(l)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $470,783,624, which is 62.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
American Airlines, Inc., 11.750%, 07/15/25	06/24/20	$356,000	$352,576	$343,540
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/25	04/20/20	1,027,000	1,027,600	1,055,243
Extraction Oil & Gas, Inc., 5.625%, 02/01/26	07/18/17-09/11/19	1,071,000	1,023,528	267,750
Extraction Oil & Gas, Inc., 7.375%, 05/15/24	01/18/18-09/16/19	969,000	929,792	242,250
Frontier Communications Corp., 8.000%, 04/01/27	03/12/19-05/07/20	2,634,000	2,721,961	2,624,900
Frontier Communications Corp., 8.500%, 04/01/26	08/11/20-08/13/20	358,000	357,006	361,222
Pioneer Energy Services Corp., 11.000%, 05/15/25	05/29/20	731,244	593,343	584,995
Pioneer Energy Services Corp., 5.000%, 11/15/25	05/29/20	493,000	275,103	266,440
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/14	09/24/07	283,116	283,116	0

				$5,746,340

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	8,218,500	BNP	10/05/20	USD	9,648,482	$(12,105)
EUR	8,218,500	UBSA	10/05/20	USD	9,623,863	12,514
GBP	1,514,000	HSBC	10/05/20	USD	1,945,339	8,276

Contracts to Deliver
EUR	115,000	SCB	10/05/20	USD	135,666	826
EUR	100,000	SCB	10/05/20	USD	116,461	(791)
EUR	90,000	SCB	10/05/20	USD	106,779	1,251
EUR	16,136,000	UBSA	10/05/20	USD	19,294,638	374,813
EUR	8,218,500	BNP	11/04/20	USD	9,654,477	12,135
EUR	8,218,500	UBSA	11/04/20	USD	9,629,822	(12,520)
GBP	1,519,000	CBNA	10/05/20	USD	2,021,772	61,706
GBP	1,514,000	HSBC	11/04/20	USD	1,945,646	(8,278)

Net Unrealized Appreciation						$437,827

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/21/20	(11)	USD	(1,939,094)	$6,468
U.S. Treasury Note 10 Year Futures	12/21/20	(116)	USD	(16,185,625)	(69,613)
U.S. Treasury Note 5 Year Futures	12/31/20	(66)	USD	(8,318,063)	(15,614)
U.S. Treasury Ultra Long Bond Futures	12/21/20	(42)	USD	(9,316,125)	(116,585)

Net Unrealized Depreciation					$(195,344)

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
ITRX.EUR.XOVER.34.V1	5.000%	Quarterly	12/20/25	3.474%	EUR	60,000	$5,023	$4,837	$186

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Nordstrom, Inc. 6.950%, due 03/15/28	(1.000%)	Quarterly	06/20/25	BBP	6.052%	USD	124,093	$23,670	$27,960	$(4,290)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	10.901%	EUR	70,000	$(17,747)	$(10,383)	$(7,364)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	10.901%	EUR	10,000	(2,535)	(1,001)	(1,534)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	10.901%	EUR	30,000	(7,606)	(3,082)	(4,524)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	2.288%	USD	348,000	(13,713)	(17,213)	3,500
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.249%	USD	225,000	(21,211)	(41,969)	20,758
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	11.315%	EUR	10,000	(1,731)	299	(2,030)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	11.315%	EUR	20,000	(3,462)	(226)	(3,236)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	11.315%	EUR	30,000	(5,193)	1,560	(6,753)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	CBNA	5.117%	EUR	15,659	(3,004)	(2,683)	(321)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	CBNA	5.117%	EUR	34,341	(6,588)	(5,884)	(704)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	JPMC	5.117%	EUR	40,000	(7,674)	(5,584)	(2,090)

Totals								$(90,464)	$(86,166)	$(4,298)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,916,207	$—	$2,916,207
Aerospace/Defense	—	25,865,473	—	25,865,473
Agriculture	—	236,250	—	236,250
Airlines	—	5,191,787	—	5,191,787
Apparel	—	814,491	—	814,491
Auto Manufacturers	—	15,743,693	—	15,743,693
Auto Parts & Equipment	—	9,314,866	—	9,314,866
Banks	—	15,750,090	—	15,750,090
Biotechnology	—	160,629	—	160,629
Building Materials	—	7,072,264	—	7,072,264
Chemicals	—	14,160,092	—	14,160,092
Commercial Services	—	34,185,627	—	34,185,627
Computers	—	9,555,181	—	9,555,181
Cosmetics/Personal Care	—	398,795	—	398,795
Distribution/Wholesale	—	6,719,541	—	6,719,541
Diversified Financial Services	—	12,037,173	—	12,037,173
Electric	—	11,113,192	—	11,113,192
Electrical Components & Equipment	—	4,110,417	—	4,110,417
Electronics	—	1,736,360	—	1,736,360
Energy-Alternate Sources	—	870,474	—	870,474
Engineering & Construction	—	3,108,055	—	3,108,055
Entertainment	—	20,670,938	0	20,670,938
Environmental Control	—	6,856,564	—	6,856,564
Food	—	19,060,150	—	19,060,150
Food Service	—	1,729,253	—	1,729,253
Hand/Machine Tools	—	583,000	—	583,000
Healthcare-Products	—	10,182,055	—	10,182,055
Healthcare-Services	—	33,514,856	—	33,514,856
Home Builders	—	7,382,459	—	7,382,459
Home Furnishings	—	14,531	—	14,531
Household Products/Wares	—	576,418	—	576,418
Housewares	—	854,409	—	854,409
Insurance	—	7,177,939	—	7,177,939
Internet	—	11,618,806	—	11,618,806
Investment Companies	—	3,866,020	—	3,866,020
Iron/Steel	—	3,122,523	—	3,122,523
Leisure Time	—	3,683,365	—	3,683,365
Lodging	—	8,474,333	—	8,474,333
Machinery-Construction & Mining	—	708,863	—	708,863
Machinery-Diversified	—	5,959,391	—	5,959,391
Media	—	49,043,964	—	49,043,964

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metal Fabricate/Hardware	$—	$1,325,370	$—	$1,325,370
Mining	—	14,916,911	—	14,916,911
Miscellaneous Manufacturing	—	5,474,905	—	5,474,905
Office/Business Equipment	—	1,448,846	—	1,448,846
Oil & Gas	—	43,490,939	—	43,490,939
Oil & Gas Services	—	1,819,016	584,995	2,404,011
Packaging & Containers	—	14,545,065	—	14,545,065
Pharmaceuticals	—	14,298,303	—	14,298,303
Pipelines	—	35,864,787	—	35,864,787
Real Estate	—	3,756,881	0	3,756,881
Real Estate Investment Trusts	—	26,919,959	—	26,919,959
Retail	—	23,911,220	—	23,911,220
Semiconductors	—	7,863,714	—	7,863,714
Software	—	29,551,307	—	29,551,307
Telecommunications	—	56,712,734	—	56,712,734
Toys/Games/Hobbies	—	1,673,575	—	1,673,575
Transportation	—	267,199	—	267,199
Trucking & Leasing	—	114,089	—	114,089
Total Corporate Bonds & Notes	—	660,095,314	584,995	660,680,309
Total Floating Rate Loans (Less Unfunded Loan Commitments of $762,707)*	—	65,881,868	—	65,881,868
Common Stocks
Auto Components	57,251	—	—	57,251
Building Products	15,734	—	—	15,734
Chemicals	1,898,032	—	—	1,898,032
Consumer Finance	—	9,457	—	9,457
Diversified Telecommunication Services	352,565	—	—	352,565
Energy Equipment & Services	—	68,463	—	68,463
Entertainment	408,680	—	—	408,680
Equity Real Estate Investment Trusts	3,088,711	—	—	3,088,711
Life Sciences Tools & Services	100,835	—	—	100,835
Media	202,217	378,981	—	581,198
Metals & Mining	893,675	—	—	893,675
Pharmaceuticals	848,935	—	—	848,935
Total Common Stocks	7,866,635	456,901	—	8,323,536
Convertible Bonds
Entertainment	—	534,656	—	534,656
Media	—	3,150,556	—	3,150,556
Oil & Gas	—	377,442	—	377,442
Oil & Gas Services	—	—	266,440	266,440
Telecommunications	—	116,282	—	116,282
Total Convertible Bonds	—	4,178,936	266,440	4,445,376
Total Asset-Backed Security*	—	244,705	—	244,705
Total Escrow Shares*	—	26,748	—	26,748
Total Warrant*	—	26,555	—	26,555
Total Short-Term Investment*	—	16,481,060	—	16,481,060
Securities Lending Reinvestments
Certificates of Deposit	—	5,501,630	—	5,501,630
Repurchase Agreements	—	22,719,007	—	22,719,007
Mutual Funds	23,800,000	—	—	23,800,000
Total Securities Lending Reinvestments	23,800,000	28,220,637	—	52,020,637
Total Net Investments	$31,666,635	$775,612,724	$851,435	$808,130,794

Collateral for Securities Loaned (Liability)	$—	$(52,019,007)	$—	$(52,019,007)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$471,521	$—	$471,521
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(33,694)	—	(33,694)
Total Forward Contracts	$—	$437,827	$—	$437,827

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,468	$—	$—	$6,468
Futures Contracts (Unrealized Depreciation)	(201,812)	—	—	(201,812)
Total Futures Contracts	$(195,344)	$—	$—	$(195,344)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$186	$—	$186
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$23,670	$—	$23,670
OTC Swap Contracts at Value (Liabilities)	—	(90,464)	—	(90,464)
Total OTC Swap Contracts	$—	$(66,794)	$—	$(66,794)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,206,690	$71,435,793
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,343,391	64,321,549
Brighthouse Small Cap Value Portfolio (Class A) (b)	4,026,708	45,381,003
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,857,985	31,780,793
Brighthouse/Artisan International Portfolio (Class A) (b)	5,514,910	65,958,323
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	84,458	16,261,538
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,749,383	81,755,994
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,896,856	91,453,759
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,213,034	62,858,461
Clarion Global Real Estate Portfolio (Class A) (b)	4,674,823	47,589,701
Frontier Mid Cap Growth Portfolio (Class A) (a)	460,247	17,148,791
Harris Oakmark International Portfolio (Class A) (b)	8,603,041	88,009,114
Invesco Comstock Portfolio (Class A) (b)	8,753,288	91,909,522
Invesco Global Equity Portfolio (Class A) (b)	1,693,045	42,359,993
Invesco Small Cap Growth Portfolio (Class A) (b)	2,113,887	31,095,275
Jennison Growth Portfolio (Class A) (a)	4,934,374	99,427,645
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,684,201	31,324,623
Loomis Sayles Growth Portfolio (Class A) (b)	7,971,782	105,944,983
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	3,393,366	44,147,688
MFS Research International Portfolio (Class A) (b)	4,050,707	49,864,207
MFS Value Portfolio (Class A) (a)	7,379,358	102,425,486
Morgan Stanley Discovery Portfolio (Class A) (b)	240,003	9,100,909
Neuberger Berman Genesis Portfolio (Class A) (a)	950,493	18,905,304
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b)	3,171,080	31,298,563
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	3,830,668	98,371,546
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,871,732	92,147,215
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,583,992	16,901,199
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,254,914	27,695,943
Van Eck Global Natural Resources Portfolio (Class A) (a)	4,098,212	34,056,140
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	496,576	7,821,079
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,530,185	15,715,000

Total Mutual Funds (Cost $1,643,839,066)		1,634,467,139

Total Investments—100.0% (Cost $1,643,839,066)		1,634,467,139
Other assets and liabilities (net)—0.0%		(555,464)

Net Assets—100.0%		$1,633,911,675

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,634,467,139	$—	$—	$1,634,467,139
Total Investments	$1,634,467,139	$—	$—	$1,634,467,139

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—70.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.1%
AB International Bond Portfolio (Class A) (a)	19,914,386	$203,126,741
Baillie Gifford International Stock Portfolio (Class A) (b)	22,487,061	308,522,482
BlackRock Bond Income Portfolio (Class A) (b)	7,036,557	788,305,451
BlackRock Capital Appreciation Portfolio (Class A) (b) (c)	801,500	38,375,825
BlackRock High Yield Portfolio (Class A) (a)	15,578,243	117,148,384
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,778,665	132,745,553
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	7,393,250	82,212,936
Brighthouse/Artisan International Portfolio (Class A) (a)	19,862,676	237,557,610
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	909,079	175,034,043
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	15,613,479	164,722,201
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	18,043,421	173,938,581
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	31,189,742	290,064,602
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	24,219,749	199,086,336
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,833,130	57,871,922
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	3,932,777	58,677,032
Clarion Global Real Estate Portfolio (Class A) (a)	10,278,758	104,637,759
Frontier Mid Cap Growth Portfolio (Class A) (b)	4,159,605	154,986,868
Harris Oakmark International Portfolio (Class A) (a)	40,867,521	418,074,742
Invesco Comstock Portfolio (Class A) (a)	2,306,202	24,215,120
Invesco Global Equity Portfolio (Class A) (a)	4,789,691	119,838,063
Invesco Small Cap Growth Portfolio (Class A) (a)	7,090,851	104,306,425
Jennison Growth Portfolio (Class A) (b)	2,487,224	50,117,564
JPMorgan Core Bond Portfolio (Class A) (a)	45,983,674	490,645,805
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,540,633	99,669,192
Loomis Sayles Growth Portfolio (Class A) (a)	3,119,097	41,452,801
MFS Research International Portfolio (Class A) (a)	23,771,384	292,625,735
MFS Value Portfolio (Class A) (b)	3,525,350	48,931,855
Morgan Stanley Discovery Portfolio (Class A) (a)	1,584,622	60,088,881
Neuberger Berman Genesis Portfolio (Class A) (b)	4,110,260	81,753,077
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,978,256	233,628,862
PIMCO Total Return Portfolio (Class A) (a)	51,332,972	636,015,522
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,312,606	82,045,425
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,702,303	40,514,813
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	11,112,222	118,567,405
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,339,804	139,919,473
TCW Core Fixed Income Portfolio (Class A) (a)	56,602,194	620,360,049
Van Eck Global Natural Resources Portfolio (Class A) (b)	20,053,256	166,642,557
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	17,095,399	175,569,745
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	29,240,923	384,518,138
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,211,454	399,201,679

Total Mutual Funds (Cost $8,121,159,849)		8,115,717,254

U.S. Treasury & Government Agencies—30.5%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.8%
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,199,840
3.180%, 07/01/35	2,666,951	2,947,443
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	6,316,166	6,982,280
Ginnie Mae II 30 Yr. Pool
4.000%, TBA (d)	110,000,000	116,889,610
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.500%, TBA (d)	68,600,000	71,949,609
3.500%, TBA (d)	215,000,000	226,913,085
4.000%, TBA (d)	115,000,000	122,762,500

		551,644,367

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	17,404,032
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,931,213
4.250%, 09/15/65	10,000,000	15,165,623

		34,500,868

U.S. Treasury—25.4%
U.S. Treasury Bonds
1.375%, 08/15/50	347,900,000	340,398,406
2.750%, 11/15/42	196,000,000	250,964,219
2.875%, 05/15/43	126,000,000	164,518,593
2.875%, 08/15/45	51,300,000	67,397,379
2.875%, 11/15/46	114,100,000	150,803,653
3.000%, 11/15/44	96,000,000	128,268,750
3.000%, 02/15/47	96,900,000	131,068,606
3.000%, 02/15/49	143,700,000	196,431,163
3.125%, 02/15/43	89,700,000	121,539,996
3.375%, 05/15/44	99,895,000	140,957,308
U.S. Treasury Inflation Indexed Notes 0.250%, 07/15/29 (e)	38,484,880	43,024,893
U.S. Treasury Notes
0.250%, 09/30/25 (f)	75,000,000	74,900,391
0.375%, 09/30/27	125,000,000	124,160,156
0.625%, 08/15/30	64,000,000	63,630,000
1.375%, 01/31/22 (f)	100,000,000	101,632,812
1.500%, 11/30/24 (f)	100,000,000	105,273,438
1.750%, 12/31/24 (f)	12,200,000	12,982,516
2.750%, 08/31/23	672,000,000	722,478,752

		2,940,431,031

Total U.S. Treasury & Government Agencies (Cost $3,090,232,381)		3,526,576,266

Corporate Bonds & Notes—1.7%

Banks—1.5%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (g)	20,000,000	22,277,000
Bank of New York Mellon Corp. (The) 3.647%, 3M LIBOR + 3.420%, 12/20/20 (g)	6,800,000	6,664,000

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (g)	20,000,000	$22,621,334
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	5,665,761
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (g)	10,000,000	11,211,393
3.750%, 02/25/26	19,500,000	21,942,550
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	22,562,351
5.250%, 03/14/44	3,000,000	3,792,040
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (g)	10,000,000	11,199,327
4.000%, SOFR + 2.745%, 04/01/25 (g)	8,000,000	7,560,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (g)	3,000,000	3,115,854
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (g)	5,000,000	5,846,878
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (g)	20,000,000	22,482,542
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (g)	8,600,000	8,790,034

		175,731,064

Insurance—0.1%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,170,509

Pharmaceuticals—0.1%
AbbVie, Inc. 4.875%, 02/15/21 (144A)	5,000,000	5,027,744

Telecommunications—0.0%
AT&T, Inc.
3.500%, 09/15/53 (144A)	2,045,000	1,992,312
4.800%, 06/15/44	1,273,000	1,512,386

		3,504,698

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,607,000	2,890,521

Total Corporate Bonds & Notes (Cost $179,116,275)		191,324,536

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	714,512
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,360,032

Total Municipals (Cost $2,512,922)		3,074,544

Short-Term Investments—3.6%
Security Description	Principal Amount*	Value

Repurchase Agreements—3.6%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.110%, due on 10/02/20 with a maturity value of $148,600,908; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/45, with market value of $150,620,233.	148,600,000	$148,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $4,951,533; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $5,050,594.	4,951,533	4,951,533
JPMorgan Securities LLC Repurchase Agreement dated 09/30/20 at 0.110%, due on 10/01/20 with a maturity value of $265,100,810; collateralized by U.S. Treasury Bonds with rates ranging from 3.000% - 3.375%, maturity dates ranging from 11/15/44 - 11/15/48, and an aggregate market value of $266,444,262.	265,100,000	265,100,000

Total Short-Term Investments (Cost $418,651,533)		418,651,533

Total Investments—105.9% (Cost $11,811,672,960)		12,255,344,133
Other assets and liabilities (net)—(5.9)%		(680,825,947)

Net Assets—100.0%		$11,574,518,186

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $153,154,937.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $11,190,565, which is 0.1% of net assets.

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
JPY	15,233,436	CBNA	10/02/20	USD	143,932	$(509)
JPY	5,666,564	UBSA	10/02/20	USD	53,324	(405)

Net Unrealized Depreciation						$(914)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/20	155	USD	38,655,063	$477,927
S&P 500 Index E-Mini Futures	12/18/20	12,322	USD	2,065,167,200	(10,992,347)
U.S. Treasury Note 2 Year Futures	12/31/20	621	USD	137,216,743	57,444
U.S. Treasury Ultra Long Bond Futures	12/21/20	189	USD	41,922,563	(98,208)

Net Unrealized Depreciation					$(10,555,184)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(UBSA)—	UBS AG

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,115,717,254	$—	$—	$8,115,717,254
Total U.S. Treasury & Government Agencies*	—	3,526,576,266	—	3,526,576,266
Total Corporate Bonds & Notes*	—	191,324,536	—	191,324,536
Total Municipals*	—	3,074,544	—	3,074,544
Total Short-Term Investments*	—	418,651,533	—	418,651,533
Total Investments	$8,115,717,254	$4,139,626,879	$—	$12,255,344,133

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(914)	$—	$(914)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$535,371	$—	$—	$535,371
Futures Contracts (Unrealized Depreciation)	(11,090,555)	—	—	(11,090,555)
Total Futures Contracts	$(10,555,184)	$—	$—	$(10,555,184)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
PAE, Inc. (a)	142,200	$1,208,700
Parsons Corp. (a) (b)	163,100	5,470,374

		6,679,074

Airlines—0.2%
SkyWest, Inc.	66,600	1,988,676

Auto Components—0.3%
Adient plc (a)	69,759	1,208,923
Standard Motor Products, Inc.	42,900	1,915,485

		3,124,408

Banks—13.8%
Associated Banc-Corp.	465,265	5,871,644
Bank of NT Butterfield & Son, Ltd. (The)	133,200	2,967,696
CVB Financial Corp. (b)	248,427	4,131,341
East West Bancorp, Inc. (b)	374,400	12,257,856
First Citizens BancShares, Inc. - Class A	35,171	11,211,812
First Financial Bancorp	306,700	3,681,934
First Hawaiian, Inc. (b)	346,571	5,014,882
First Horizon National Corp. (b)	321,131	3,028,265
First Interstate BancSystem, Inc. - Class A (b)	128,700	4,099,095
First Midwest Bancorp, Inc. (b)	341,900	3,685,682
FNB Corp. (b)	867,400	5,880,972
Great Western Bancorp, Inc.	248,500	3,093,825
Hancock Whitney Corp.	531,963	10,006,224
NBT Bancorp, Inc.	64,200	1,721,844
Prosperity Bancshares, Inc.	82,100	4,255,243
Renasant Corp.	222,985	5,066,219
S&T Bancorp, Inc.	104,300	1,845,067
Sandy Spring Bancorp, Inc.	83,300	1,922,564
South State Corp. (b)	99,839	4,807,248
Synovus Financial Corp.	116,730	2,471,174
UMB Financial Corp.	234,271	11,481,622
Umpqua Holdings Corp.	595,300	6,322,086
Valley National Bancorp (b)	716,800	4,910,080
Webster Financial Corp. (b)	270,300	7,138,623
WesBanco, Inc.	140,400	2,998,944
Western Alliance Bancorp	185,900	5,878,158

		135,750,100

Beverages—0.5%
Primo Water Corp.	379,782	5,392,904

Building Products—2.4%
CSW Industrials, Inc.	145,366	11,229,523
Griffon Corp. (b)	167,093	3,264,997
Quanex Building Products Corp.	316,572	5,837,588
Simpson Manufacturing Co., Inc.	30,455	2,959,008

		23,291,116

Capital Markets—1.7%
Apollo Investment Corp. (b)	261,972	2,166,508
Artisan Partners Asset Management, Inc. - Class A	27,238	1,062,010
GlassBridge Enterprises, Inc.	572	34,320

Capital Markets—(Continued)
New Mountain Finance Corp. (b)	385,146	$3,681,996
Stifel Financial Corp. (b)	182,400	9,222,144
Westwood Holdings Group, Inc.	81,003	902,373

		17,069,351

Chemicals—5.7%
Ashland Global Holdings, Inc.	49,500	3,510,540
Avient Corp.	416,650	11,024,559
Element Solutions, Inc. (a)	243,072	2,554,687
Ferro Corp. (a) (b)	131,201	1,626,892
HB Fuller Co. (b)	124,700	5,708,766
Huntsman Corp.	343,402	7,626,959
Ingevity Corp. (a)	40,812	2,017,745
Innospec, Inc.	202,151	12,800,201
NewMarket Corp.	9,027	3,090,123
PQ Group Holdings, Inc. (a)	179,038	1,836,930
Scotts Miracle-Gro Co. (The)	25,100	3,838,041

		55,635,443

Commercial Services & Supplies—3.2%
ACCO Brands Corp. (b)	351,468	2,038,514
Deluxe Corp. (b)	228,176	5,870,969
Ennis, Inc.	182,161	3,176,888
Harsco Corp. (a) (b)	234,540	3,262,451
Healthcare Services Group, Inc. (b)	229,468	4,940,446
Knoll, Inc.	160,052	1,930,227
UniFirst Corp.	33,500	6,343,895
Viad Corp. (b)	169,787	3,536,663

		31,100,053

Communications Equipment—1.0%
NETGEAR, Inc. (a) (b)	90,977	2,803,911
NetScout Systems, Inc. (a) (b)	139,790	3,051,616
Viavi Solutions, Inc. (a)	376,900	4,421,037

		10,276,564

Construction & Engineering—1.6%
API Group Corp. (a) (b)	270,196	3,844,889
MasTec, Inc. (a) (b)	219,175	9,249,185
Primoris Services Corp.	151,800	2,738,472

		15,832,546

Construction Materials—1.7%
Eagle Materials, Inc. (b)	195,899	16,910,002

Containers & Packaging—2.4%
Berry Global Group, Inc. (a) (b)	208,403	10,070,033
Myers Industries, Inc. (b)	238,227	3,151,743
Silgan Holdings, Inc. (b)	277,965	10,220,773

		23,442,549

Distributors—0.3%
Core-Mark Holding Co., Inc.	112,299	3,248,810

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.7%
Franchise Group, Inc. (b)	104,729	$2,655,927
Service Corp. International	91,800	3,872,124

		6,528,051

Electric Utilities—3.2%
ALLETE, Inc. (b)	161,872	8,375,257
Hawaiian Electric Industries, Inc. (b)	264,898	8,805,210
IDACORP, Inc.	110,978	8,867,142
PNM Resources, Inc. (b)	122,400	5,058,792

		31,106,401

Electrical Equipment—1.1%
Atkore International Group, Inc. (a)	449,211	10,210,566
Nvent Electric plc	34,471	609,792

		10,820,358

Electronic Equipment, Instruments & Components—2.4%
Belden, Inc. (b)	87,079	2,709,899
Coherent, Inc. (a) (b)	27,800	3,083,854
Flex, Ltd. (a)	601,437	6,700,008
SYNNEX Corp.	38,000	5,322,280
TTM Technologies, Inc. (a) (b)	407,476	4,649,301
Vishay Intertechnology, Inc.	100,900	1,571,013

		24,036,355

Energy Equipment & Services—0.6%
Dril-Quip, Inc. (a) (b)	75,700	1,874,332
Forum Energy Technologies, Inc. (a) (b)	477,539	262,408
Helix Energy Solutions Group, Inc. (a) (b)	449,700	1,083,777
Patterson-UTI Energy, Inc. (b)	949,023	2,704,715

		5,925,232

Equity Real Estate Investment Trusts—5.1%
Acadia Realty Trust (b)	177,766	1,866,543
Brandywine Realty Trust (b)	506,600	5,238,244
Independence Realty Trust, Inc.	212,700	2,465,193
Kite Realty Group Trust (b)	160,063	1,853,529
Lexington Realty Trust	567,900	5,934,555
Life Storage, Inc.	58,300	6,137,241
National Health Investors, Inc.	63,000	3,797,010
Outfront Media, Inc.	364,900	5,309,295
RPT Realty	333,700	1,815,328
Spirit Realty Capital, Inc.	161,000	5,433,750
STAG Industrial, Inc.	98,124	2,991,801
Summit Hotel Properties, Inc.	381,300	1,975,134
Washington Real Estate Investment Trust (b)	252,539	5,083,610

		49,901,233

Food & Staples Retailing—1.1%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	199,195	8,276,552
Performance Food Group Co. (a)	88,386	3,059,924

		11,336,476

Food Products—4.6%
Hostess Brands, Inc. (a) (b)	497,742	6,137,159
J & J Snack Foods Corp. (b)	144,391	18,827,142
Nomad Foods, Ltd. (a)	596,286	15,193,367
Tootsie Roll Industries, Inc. (b)	50,459	1,559,183
TreeHouse Foods, Inc. (a) (b)	34,734	1,407,769
UTZ Brands, Inc.	131,953	2,361,959

		45,486,579

Gas Utilities—0.8%
South Jersey Industries, Inc. (b)	125,300	2,414,531
Southwest Gas Holdings, Inc.	88,200	5,565,420

		7,979,951

Health Care Equipment & Supplies—1.6%
Avanos Medical, Inc. (a) (b)	129,300	4,295,346
Integer Holdings Corp. (a)	63,300	3,735,333
Integra LifeSciences Holdings Corp. (a) (b)	79,800	3,768,156
Natus Medical, Inc. (a)	106,085	1,817,236
Varex Imaging Corp. (a) (b)	176,893	2,250,079

		15,866,150

Health Care Providers & Services—0.8%
Owens & Minor, Inc. (b)	95,542	2,399,060
Patterson Cos., Inc. (b)	139,432	3,361,008
Premier, Inc. - Class A (b)	77,280	2,537,102

		8,297,170

Hotels, Restaurants & Leisure—3.3%
Choice Hotels International, Inc. (b)	64,600	5,553,016
Cracker Barrel Old Country Store, Inc.	40,700	4,666,662
Denny’s Corp. (a)	706,467	7,064,670
Dine Brands Global, Inc. (b)	112,642	6,149,127
Jack in the Box, Inc. (b)	60,301	4,782,472
Texas Roadhouse, Inc. (b)	62,500	3,799,375

		32,015,322

Household Durables—2.1%
Helen of Troy, Ltd. (a) (b)	40,433	7,824,594
KB Home	153,100	5,877,509
Meritage Homes Corp. (a)	63,100	6,965,609

		20,667,712

Household Products—2.1%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	121,619	4,395,311
Central Garden and Pet Co. (Voting Shares) (a)	124,698	4,979,191
Spectrum Brands Holdings, Inc.	201,212	11,501,278

		20,875,780

Insurance—5.8%
American Equity Investment Life Holding Co. (b)	300,400	6,605,796
CNO Financial Group, Inc. (b)	205,189	3,291,232

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Enstar Group, Ltd. (a)	37,035	$5,981,153
Hanover Insurance Group, Inc. (The)	153,356	14,289,712
Kemper Corp.	65,900	4,404,097
National Western Life Group, Inc. - Class A	8,735	1,596,496
ProAssurance Corp.	190,030	2,972,069
Selective Insurance Group, Inc.	139,190	7,166,893
Stewart Information Services Corp.	173,984	7,608,320
White Mountains Insurance Group, Ltd.	4,352	3,390,208

		57,305,976

Internet & Direct Marketing Retail—0.1%
Groupon, Inc. (a) (b)	28,384	579,034

IT Services—1.1%
KBR, Inc.	137,860	3,082,550
MAXIMUS, Inc.	63,066	4,314,345
Sabre Corp. (b)	176,984	1,152,166
Sykes Enterprises, Inc. (a)	73,488	2,514,024

		11,063,085

Leisure Products—0.3%
Acushnet Holdings Corp. (b)	73,800	2,480,418

Machinery—7.6%
Alamo Group, Inc. (b)	34,401	3,716,340
Altra Industrial Motion Corp.	188,200	6,957,754
Barnes Group, Inc.	111,800	3,995,732
Crane Co.	23,277	1,166,876
Douglas Dynamics, Inc.	188,779	6,456,242
Franklin Electric Co., Inc.	219,775	12,929,363
ITT, Inc.	155,859	9,203,474
Kadant, Inc. (b)	49,751	5,453,705
Mayville Engineering Co., Inc. (a)	106,633	979,957
Mueller Industries, Inc.	470,760	12,738,766
NN, Inc. (b)	182,139	939,837
Rexnord Corp.	168,700	5,034,008
TriMas Corp. (a)	236,348	5,388,734

		74,960,788

Marine—0.3%
Kirby Corp. (a)	81,600	2,951,472

Media—0.9%
AH Belo Corp. - Class A	269,293	379,703
Cable One, Inc.	2,300	4,336,489
Gannett Co., Inc. (b)	169,705	220,617
TEGNA, Inc. (b)	311,300	3,657,775

		8,594,584

Metals & Mining—0.8%
Arconic Corp. (a)	153,900	2,931,795
Compass Minerals International, Inc. (b)	78,392	4,652,565

		7,584,360

Mortgage Real Estate Investment Trusts—1.0%
Apollo Commercial Real Estate Finance, Inc. (b)	305,527	2,752,798
New York Mortgage Trust, Inc. (b)	891,965	2,274,511
Two Harbors Investment Corp. (b)	948,672	4,828,741

		9,856,050

Multi-Utilities—0.5%
Black Hills Corp. (b)	97,600	5,220,624

Oil, Gas & Consumable Fuels—1.5%
Berry Corp.	273,060	865,600
CNX Resources Corp. (a)	439,900	4,152,656
Delek U.S. Holdings, Inc. (b)	169,600	1,887,648
Magnolia Oil & Gas Corp. - Class A (a) (b)	353,160	1,825,837
Nordic American Tankers, Ltd. (b)	196,041	684,183
Southwestern Energy Co. (a) (b)	598,706	1,406,959
Whiting Petroleum Corp. (a) (b)	43,950	759,896
WPX Energy, Inc. (a)	634,900	3,111,010

		14,693,789

Paper & Forest Products—2.3%
Louisiana-Pacific Corp.	303,100	8,944,481
Neenah, Inc.	208,169	7,800,092
Schweitzer-Mauduit International, Inc.	187,654	5,702,805

		22,447,378

Personal Products—0.2%
Edgewell Personal Care Co. (a) (b)	73,476	2,048,511

Pharmaceuticals—0.8%
Catalent, Inc. (a) (b)	30,800	2,638,328
Prestige Consumer Healthcare, Inc. (a) (b)	135,035	4,917,975

		7,556,303

Professional Services—0.9%
CBIZ, Inc. (a)	151,153	3,456,869
Korn Ferry	180,937	5,247,173

		8,704,042

Road & Rail—1.5%
Saia, Inc. (a) (b)	40,000	5,045,600
Werner Enterprises, Inc.	234,300	9,838,257

		14,883,857

Semiconductors & Semiconductor Equipment—3.2%
Brooks Automation, Inc.	91,938	4,253,052
Cirrus Logic, Inc. (a)	79,000	5,328,550
Diodes, Inc. (a)	54,700	3,087,815
DSP Group, Inc. (a)	114,744	1,512,326
ON Semiconductor Corp. (a)	264,900	5,745,681
Teradyne, Inc.	90,000	7,151,400
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	249,400	4,544,068

		31,622,892

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.7%
BlackBerry, Ltd. (U.S. Listed Shares) (a)	774,509	$3,554,996
Verint Systems, Inc. (a)	65,119	3,137,434

		6,692,430

Special Purpose Acquisition Companies—0.6%
Pershing Square Tontine Holdings, Ltd. - Class A (a)	265,679	6,028,257

Specialty Retail—1.2%
Aaron’s, Inc.	70,000	3,965,500
American Eagle Outfitters, Inc. (b)	176,624	2,615,801
Asbury Automotive Group, Inc. (a) (b)	44,700	4,356,015
ODP Corp. (The) (b)	31,079	604,487

		11,541,803

Technology Hardware, Storage & Peripherals—0.1%
NCR Corp. (a)	57,484	1,272,696

Textiles, Apparel & Luxury Goods—1.1%
Delta Apparel, Inc. (a)	86,502	1,232,653
Steven Madden, Ltd. (b)	282,050	5,499,975
Wolverine World Wide, Inc. (b)	153,488	3,966,130

		10,698,758

Trading Companies & Distributors—1.0%
Air Lease Corp. (b)	94,756	2,787,722
H&E Equipment Services, Inc.	100,200	1,969,932
WESCO International, Inc. (a)	112,800	4,965,456

		9,723,110

Total Common Stocks (Cost $1,030,081,937)		969,094,583

Warrant—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd., Expires 07/25/24 (a) (Cost $167,794)	29,299	210,074

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $15,474,859; collateralized by U.S. Treasury Notes at 1.750%, maturing 04/30/22, with a market value of $15,784,528.	15,474,859	15,474,859

Total Short-Term Investments (Cost $15,474,859)		15,474,859

Securities Lending Reinvestments (c)—17.1%

Certificates of Deposit—6.2%
Banco del Estado de Chile 0.250%, 01/04/21	3,000,000	3,000,000

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	4,000,000	4,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	2,000,198
0.480%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	1,000,014
BNP Paribas S.A. New York
0.271%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	4,000,000	4,000,328
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	2,000,552
0.550%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	4,000,236
DNB Bank ASA
0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,004,032
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,996,646
0.281%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,996,646
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	2,998,161	2,999,190
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	3,000,000	3,000,609
National Westminster Bank plc Zero Coupon, 12/03/20	2,998,501	2,998,860
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,958
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	2,000,450
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	5,984,401	5,998,560
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	2,000,000	2,000,152
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	2,000,000	1,999,774

		60,997,441

Commercial Paper—1.0%
Antalis S.A. 0.210%, 11/20/20	1,998,927	1,999,306
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

		9,999,306

Repurchase Agreements—5.8%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $4,000,020; collateralized by various Common Stock with an aggregate market value of $4,445,094.	4,000,000	4,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $3,001,050; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $4,385,457.	4,000,000	$4,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,728.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $5,300,015; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $5,406,001.	5,300,000	5,300,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,300,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,346,000.	2,300,000	2,300,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,004,565; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $5,104,648.	5,004,557	5,004,557
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $10,400,061; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $11,530,169.	10,400,000	10,400,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,500,009; collateralized by various Common Stock with an aggregate market value of $1,666,935.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,900,138; collateralized by various Common Stock with an aggregate market value of $3,222,740.	2,900,000	2,900,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,318.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $4,000,187; collateralized by various Common Stock with an aggregate market value of $4,446,155.	4,000,000	4,000,000

		57,104,557

Mutual Funds—4.1%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	15,000,000	15,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	10,000,000	10,000,000

		40,500,000

Total Securities Lending Reinvestments (Cost $168,598,281)		168,601,304

Total Investments—117.2% (Cost $1,214,322,871)		1,153,380,820
Other assets and liabilities (net)—(17.2)%		(168,981,014)

Net Assets—100.0%		$984,399,806

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $167,624,571 and the collateral received consisted of cash in the amount of $168,584,546 and non-cash collateral with a value of $3,516,311. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$969,094,583	$—	$—	$969,094,583
Total Warrant*	210,074	—	—	210,074
Total Short-Term Investment*	—	15,474,859	—	15,474,859
Securities Lending Reinvestments
Certificates of Deposit	—	60,997,441	—	60,997,441
Commercial Paper	—	9,999,306	—	9,999,306
Repurchase Agreements	—	57,104,557	—	57,104,557
Mutual Funds	40,500,000	—	—	40,500,000
Total Securities Lending Reinvestments	40,500,000	128,101,304	—	168,601,304
Total Investments	$1,009,804,657	$143,576,163	$—	$1,153,380,820

Collateral for Securities Loaned (Liability)	$—	$(168,584,546)	$—	$(168,584,546)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—90.0% of Net Assets

Security Description	Shares	Value

Argentina—2.1%
MercadoLibre, Inc. (a)	17,770	$19,235,670

Brazil—4.1%
Banco Bradesco S.A. (ADR)	3,413,018	11,706,652
Vale S.A. (ADR)	1,630,400	17,249,632
WEG S.A.	788,334	9,222,661

		38,178,945

China—40.8%
Autohome, Inc. (ADR) (b)	105,917	10,168,032
Budweiser Brewing Co. APAC, Ltd.	3,129,900	9,143,068
China Conch Venture Holdings, Ltd.	1,108,500	5,138,414
China Merchants Bank Co., Ltd. - Class H	2,585,000	12,309,722
China Mobile, Ltd.	519,000	3,336,469
China Resources Gas Group, Ltd.	2,150,000	9,625,764
China Resources Land, Ltd.	4,560,000	20,738,034
China Tourism Group Duty Free Corp., Ltd. - Class A	603,595	19,787,739
Hangzhou Tigermed Consulting Co., Ltd. - Class A	223,499	3,399,281
Hangzhou Tigermed Consulting Co., Ltd. - Class H (a)	103,100	1,468,667
Huazhu Group, Ltd. (ADR)	147,818	6,391,650
Kweichow Moutai Co., Ltd. - Class A	80,367	19,756,834
LONGi Green Energy Technology Co., Ltd. - Class A	1,692,463	18,666,735
Meituan Dianping - Class B (a)	858,900	27,011,780
Midea Group Co., Ltd. - Class A	1,716,089	18,348,156
NARI Technology Co., Ltd. - Class A	2,059,700	5,970,053
New Oriental Education & Technology Group, Inc. (ADR) (a)	64,116	9,585,342
Ping An Insurance Group Co. of China, Ltd. - Class H	3,143,000	32,423,920
Prosus NV (a)	226,480	20,885,533
Shanghai International Airport Co., Ltd. - Class A	1,043,522	10,524,527
Shenzhou International Group Holdings, Ltd.	792,900	13,463,665
Tencent Holdings, Ltd.	1,181,600	78,686,729
Wuxi Biologics Cayman, Inc. (a)	582,000	14,282,556
Yum China Holdings, Inc.	108,471	5,743,539

		376,856,209

Hong Kong—3.6%
AIA Group, Ltd.	1,413,200	13,921,686
Hong Kong Exchanges and Clearing, Ltd.	413,790	19,449,942

		33,371,628

India—10.2%
Hindustan Unilever, Ltd.	302,338	8,479,623
Housing Development Finance Corp., Ltd.	957,953	22,643,484
ITC, Ltd.	3,924,559	9,152,745
Kotak Mahindra Bank, Ltd. (a)	836,749	14,385,124
SBI Life Insurance Co., Ltd. (a)	922,960	10,160,198
Tata Consultancy Services, Ltd.	593,408	20,051,138
UltraTech Cement, Ltd.	173,077	9,459,842

		94,332,154

Indonesia—2.4%
Astra International Tbk PT	18,268,400	5,496,176
Bank Central Asia Tbk PT	6,168,500	11,257,350
Bank Rakyat Indonesia Persero Tbk PT	25,823,200	5,297,380

		22,050,906

Macau—1.4%
Sands China, Ltd.	3,341,600	13,003,148

Mexico—2.7%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	191,577	10,764,711
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (a) (b)	405,485	4,705,581
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	2,661,032	9,193,236

		24,663,528

Netherlands—1.3%
ASML Holding NV	32,919	12,138,372

Philippines—1.6%
Ayala Land, Inc.	15,230,740	9,331,655
Bank of the Philippine Islands	4,320,332	5,703,688

		15,035,343

Russia—4.4%
Lukoil PJSC (ADR)	131,803	7,566,810
Novatek PJSC	641,528	8,807,495
Sberbank of Russia PJSC (a)	3,222,188	9,465,931
Yandex NV - Class A (a)	221,490	14,452,223

		40,292,459

South Africa—2.2%
Naspers, Ltd. - N Shares (a)	116,456	20,540,112

South Korea—3.4%
LG Chem, Ltd.	36,311	20,274,386
Samsung SDI Co., Ltd.	29,826	11,040,494

		31,314,880

Taiwan—9.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,539,000	83,187,890

United Kingdom—0.8%
Mondi plc	326,100	6,909,092

Total Common Stocks (Cost $632,846,129)		831,110,336

Preferred Stocks—9.2%

Brazil—1.0%
Petroleo Brasileiro S.A.	2,464,700	8,606,415

South Korea—8.2%
Samsung Electronics Co., Ltd.	1,759,969	75,930,530

Total Preferred Stocks (Cost $59,621,688)		84,536,945

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—1.0%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $8,992,622; collateralized by U.S. Treasury Note at 0.125%, maturing 08/31/22, with a market value of $9,172,519.	8,992,622	$8,992,622

Total Short-Term Investments (Cost $8,992,622)		8,992,622

Securities Lending Reinvestments (c)—0.2%

Repurchase Agreements—0.0%
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $233,196; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $237,859.	233,195	233,195
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $30,197; collateralized by various Common Stock with an aggregate market value of $33,557.	30,196	30,196
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $36,117; collateralized by various Common Stock with an aggregate market value of $40,137.	36,115	36,115

		299,506

Mutual Funds—0.2%
BlackRock Liquidity Funds, Institutional Shares 0.010% (d)	425,000	425,000
Fidelity Government Portfolio, Institutional Class 0.030% (d)	425,000	425,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (d)	425,000	425,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	425,000	425,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (d)	425,000	425,000

		2,125,000

Total Securities Lending Reinvestments (Cost $2,424,506)		2,424,506

Total Investments—100.4% (Cost $703,884,945)		927,064,409
Other assets and liabilities (net)—(0.4)%		(3,549,891)

Net Assets—100.0%		$923,514,518

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $2,408,425 and the collateral received consisted of cash in the amount of $2,424,506. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	12.3
Interactive Media & Services	11.2
Internet & Direct Marketing Retail	9.5
Banks	8.6
Technology Hardware, Storage & Peripherals	8.2
Insurance	6.1
Beverages	4.3
Real Estate Management & Development	3.3
Hotels, Restaurants & Leisure	2.7
Oil, Gas & Consumable Fuels	2.7

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$19,235,670	$—	$—	$19,235,670
Brazil	38,178,945	—	—	38,178,945
China	33,357,230	343,498,979	—	376,856,209
Hong Kong	—	33,371,628	—	33,371,628
India	—	94,332,154	—	94,332,154
Indonesia	—	22,050,906	—	22,050,906
Macau	—	13,003,148	—	13,003,148
Mexico	24,663,528	—	—	24,663,528
Netherlands	—	12,138,372	—	12,138,372
Philippines	—	15,035,343	—	15,035,343
Russia	22,019,033	18,273,426	—	40,292,459
South Africa	—	20,540,112	—	20,540,112
South Korea	—	31,314,880	—	31,314,880
Taiwan	—	83,187,890	—	83,187,890
United Kingdom	—	6,909,092	—	6,909,092
Total Common Stocks	137,454,406	693,655,930	—	831,110,336
Preferred Stocks
Brazil	8,606,415	—	—	8,606,415
South Korea	—	75,930,530	—	75,930,530
Total Preferred Stocks	8,606,415	75,930,530	—	84,536,945
Total Short-Term Investment*	—	8,992,622	—	8,992,622
Securities Lending Reinvestments
Repurchase Agreements	—	299,506	—	299,506
Mutual Funds	2,125,000	—	—	2,125,000
Total Securities Lending Reinvestments	2,125,000	299,506	—	2,424,506
Total Investments	$148,185,821	$778,878,588	$—	$927,064,409

Collateral for Securities Loaned (Liability)	$—	$(2,424,506)	$—	$(2,424,506)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Belgium—1.8%
UCB S.A.	177,995	$20,213,293

Canada—2.3%
Canadian Pacific Railway, Ltd.	49,200	14,966,363
TMX Group, Ltd. (a)	107,000	11,004,153

		25,970,516

China—9.9%
Alibaba Group Holding, Ltd. (ADR) (b)	156,669	46,057,553
China International Capital Corp., Ltd. - Class H (b)	2,604,800	6,047,971
Midea Group Co., Ltd. - Class A	1,194,069	12,766,799
Ping An Healthcare and Technology Co., Ltd. (a) (b)	274,500	3,544,916
Prosus NV (b)	15,219	1,404,284
Tencent Holdings, Ltd.	372,700	24,819,350
Wuliangye Yibin Co., Ltd. - Class A	491,277	15,992,092

		110,632,965

Denmark—5.6%
Ascendis Pharma A/S (ADR) (b)	96,768	14,933,238
DSV Panalpina A/S	35,831	5,847,239
Genmab A/S (b)	90,645	32,914,317
Novo Nordisk A/S - Class B	132,063	9,173,331

		62,868,125

France—8.2%
Adevinta ASA (b)	63,270	1,085,073
Air Liquide S.A.	316,394	50,206,442
Airbus SE Class A (b)	120,255	8,728,679
Amundi S.A. (b)	178,595	12,590,813
Eiffage S.A. (144A) (b)	102,790	8,377,756
Vinci S.A.	123,862	10,331,436

		91,320,199

Germany—12.6%
Deutsche Boerse AG	359,200	63,082,381
Deutsche Telekom AG	1,858,382	31,132,042
E.ON SE	1,254,888	13,864,846
Siemens Energy AG (b)	255,518	20,828,920
Symrise AG	83,199	11,509,906

		140,418,095

Hong Kong—3.4%
AIA Group, Ltd.	3,907,172	38,490,249

India—1.2%
Reliance Industries, Ltd.	425,376	12,936,353

Ireland—0.1%
Amarin Corp. plc (ADR) (a) (b)	215,127	905,685

Israel—2.5%
Nice, Ltd. (ADR) (a) (b)	125,069	28,394,415

Japan—3.8%
Astellas Pharma, Inc.	714,900	10,642,385
Hoya Corp.	15,700	1,769,699
Nippon Sanso Holdings Corp. (a)	425,500	6,577,235
Nippon Shinyaku Co., Ltd.	192,300	15,854,711
Sony Corp.	106,300	8,130,346

		42,974,376

Netherlands—2.9%
Argenx SE (ADR) (a) (b)	6,795	1,783,823
Koninklijke DSM NV	184,422	30,391,977

		32,175,800

Poland—0.1%
Allegro.EU S.A.	60,179	669,451

Portugal—0.9%
EDP - Energias de Portugal S.A.	2,084,960	10,247,707

Sweden—1.6%
Telefonaktiebolaget LM Ericsson - B Shares	1,586,745	17,348,892

Switzerland—11.6%
Idorsia, Ltd. (144A) (b)	292,180	7,844,714
Lonza Group AG	28,881	17,827,671
Medacta Group S.A. (b)	66,919	6,241,142
Nestle S.A.	381,887	45,306,728
Roche Holding AG	129,710	44,377,322
Temenos AG	62,107	8,363,727

		129,961,304

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,144,000	17,181,251

United Kingdom—10.1%
AVEVA Group plc	268,458	16,599,414
Coca-Cola European Partners plc	219,570	8,521,512
Diageo plc	419,816	14,382,139
Linde plc (b)	278,069	65,814,087
RELX plc	341,796	7,565,629

		112,882,781

United States—15.7%
Accenture plc - Class A	95,497	21,581,367
Alphabet, Inc. - Class A (b)	10,797	15,824,083
Alphabet, Inc. - Class C (a) (b)	4,353	6,397,169
Amazon.com, Inc. (b)	8,450	26,606,768
Aon plc - Class A	192,735	39,761,230
Intercontinental Exchange, Inc.	174,135	17,422,207
Medtronic plc	256,013	26,604,871
Willis Towers Watson plc	103,919	21,700,366

		175,898,061

Total Common Stocks (Cost $832,641,236)		1,071,489,518

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Equity Linked Security—2.0%

Security Description	Shares/ Principal Amount*	Value

United Kingdom—2.0%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/20 (b) (c) (Cost $21,894,173)	1,658,745	$22,190,113

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $26,281,917; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $26,807,582.	26,281,917	26,281,917

Total Short-Term Investments (Cost $26,281,917)		26,281,917

Securities Lending Reinvestments (d)—1.6%

Repurchase Agreements—1.2%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,273.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,000,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $408,000.	400,000	400,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,000,005; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,700,500; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,754,505.	2,700,495	2,700,495

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,300,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,441,271.	1,300,000	1,300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,200,007; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,300,062; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,700,010; collateralized by various Common Stock with an aggregate market value of $1,889,616.	1,700,000	1,700,000

		13,600,495

Mutual Funds—0.4%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	500,000	500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	500,000	500,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	500,000	500,000

		4,500,000

Total Securities Lending Reinvestments (Cost $18,100,495)		18,100,495

Total Investments—101.7% (Cost $898,917,821)		1,138,062,043
Other assets and liabilities (net)—(1.7)%		(19,459,086)

Net Assets—100.0%		$1,118,602,957

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $20,605,491 and the collateral received consisted of cash in the amount of $18,100,495 and non-cash collateral with a value of $3,054,244. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $16,222,470, which is 1.5% of net assets.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Chemicals	14.7
Capital Markets	9.8
Pharmaceuticals	9.0
Insurance	8.9
Internet & Direct Marketing Retail	6.6
Biotechnology	5.2
Software	4.8
Interactive Media & Services	4.3
Food Products	4.1
Beverages	3.5

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CNY	7,428,693	SSBT	10/09/20	USD	1,092,470	$1,716

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CNY)—	Chinese Yuan
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$20,213,293	$—	$20,213,293
Canada	25,970,516	—	—	25,970,516
China	47,461,837	63,171,128	—	110,632,965
Denmark	14,933,238	47,934,887	—	62,868,125
France	—	91,320,199	—	91,320,199
Germany	3,111,983	137,306,112	—	140,418,095
Hong Kong	—	38,490,249	—	38,490,249
India	—	12,936,353	—	12,936,353
Ireland	905,685	—	—	905,685
Israel	28,394,415	—	—	28,394,415
Japan	—	42,974,376	—	42,974,376
Netherlands	1,783,823	30,391,977	—	32,175,800
Poland	669,451	—	—	669,451
Portugal	—	10,247,707	—	10,247,707
Sweden	—	17,348,892	—	17,348,892
Switzerland	—	129,961,304	—	129,961,304
Taiwan	—	17,181,251	—	17,181,251
United Kingdom	8,521,512	104,361,269	—	112,882,781
United States	175,898,061	—	—	175,898,061
Total Common Stocks	307,650,521	763,838,997	—	1,071,489,518
Total Equity Linked Security*	—	22,190,113	—	22,190,113
Total Short-Term Investment*	—	26,281,917	—	26,281,917
Securities Lending Reinvestments
Repurchase Agreements	—	13,600,495	—	13,600,495
Mutual Funds	4,500,000	—	—	4,500,000
Total Securities Lending Reinvestments	4,500,000	13,600,495	—	18,100,495
Total Investments	$312,150,521	$825,911,522	$—	$1,138,062,043

Collateral for Securities Loaned (Liability)	$—	$(18,100,495)	$—	$(18,100,495)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,716	$—	$1,716

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—93.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.6%
Outfront Media Capital LLC Term Loan B, 1.901%, 1M LIBOR + 1.750%, 11/18/26	925,000	$904,862
Red Ventures, LLC Term Loan B, 2.647%, 1M LIBOR + 2.500%, 11/08/24	1,316,285	1,265,552
Terrier Media Buyer, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 12/17/26	1,588,000	1,552,667
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 5.000%, 1M LIBOR + 4.000%, 12/19/23	951,650	931,428

		4,654,509

Aerospace/Defense—1.6%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.650%, 6M LIBOR + 3.500%, 01/17/27	621,875	617,211
Dynasty Acquisition Co., Inc.
Term Loan B1, 3.720%, 3M LIBOR + 3.500%, 04/06/26	1,616,316	1,435,347
Term Loan B2, 3.720%, 3M LIBOR + 3.500%, 04/06/26	869,083	771,777
Spirit Aerosystems, Inc.
Term Loan B, 01/29/25 (b)	400,000	399,750
TransDigm, Inc.
Term Loan F, 2.397%, 1M LIBOR + 2.250%, 12/09/25	4,890,883	4,640,226
Term Loan G, 2.397%, 1M LIBOR + 2.250%, 08/22/24	1,658,980	1,573,217
WP CPP Holdings LLC Term Loan, 4.500%, 1M LIBOR + 3.500%, 04/30/25	2,128,521	1,878,419

		11,315,947

Airlines—0.4%
Delta Air Lines, Inc. 1st Lien Term Loan B, 4.750%, 3M LIBOR + 3.750%, 09/16/27	1,900,000	1,918,704
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	370,313	368,183
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/25/27	725,000	738,197

		3,025,084

Auto Parts & Equipment—2.5%
Adient U.S. LLC Term Loan B, 4.397%, 1M LIBOR + 4.250%, 05/06/24	617,188	612,559
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	2,193,652	2,112,173
Autokiniton U.S. Holdings, Inc. Term Loan B, 6.522%, 1M LIBOR + 6.375%, 05/22/25	733,125	711,131
Clarios Global L.P. Term Loan B, 3.647%, 1M LIBOR + 3.500%, 04/30/26	4,133,250	4,035,085
CS Intermediate Holdco 2 LLC Term Loan B, 2.750%, 1M LIBOR + 2.000%, 11/02/23	1,261,067	1,088,774
Dayco Products LLC
Term Loan B, 4.506%, 3M LIBOR + 4.250%, 05/19/23	967,500	619,200
Delachaux S.A. Term Loan B, 5.362%, 6M LIBOR + 4.500%, 04/16/26	396,000	381,150
DexKo Global, Inc.
Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/24/24	1,745,950	1,709,576
Garrett LX III S.a r.l. Term Loan B, 5.750%, PRIME + 2.500%, 09/27/25	245,625	238,011

Auto Parts & Equipment—(Continued)
Garrett Motion, Inc.
DIP Delayed Draw Term Loan, 03/15/21 (b)	64,731	65,055
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.160%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,354,630
Tenneco, Inc. Term Loan B, 3.147%, 1M LIBOR + 3.000%, 10/01/25	3,266,813	2,966,164
TI Group Automotive Systems LLC Term Loan, 3.970%, 3M LIBOR + 3.750%, 12/16/24	1,501,848	1,499,970

		18,393,478

Beverages—0.2%
Arterra Wines Canada, Inc. Term Loan B1, 3.750%, 3M LIBOR + 2.750%, 12/15/23	316,772	313,604
Jacobs Douwe Egberts International B.V. Term Loan B, 2.188%, 1M LIBOR + 2.000%, 11/01/25	1,353,959	1,348,882

		1,662,486

Building Materials—1.2%
APi Group DE, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 10/01/26	1,290,250	1,266,058
Cornerstone Building Brands, Inc. Term Loan, 3.901%, 1M LIBOR + 3.750%, 04/12/25	685,965	677,390
CPG International, Inc. Term Loan, 4.750%, 3M LIBOR + 3.750%, 05/05/24	1,091,837	1,090,928
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.646%, 1M LIBOR + 2.500%, 02/01/27	4,278,711	4,187,121
Summit Materials Cos. I LLC Term Loan B, 2.145%, 1M LIBOR + 2.000%, 11/21/24	1,556,000	1,544,087

		8,765,584

Chemicals—4.0%
Alpha 3 B.V. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 01/31/24	1,584,775	1,562,984
Aruba Investments, Inc. USD Term Loan B, 5.250%, 6M LIBOR + 4.250%, 07/07/25	1,025,000	1,022,437
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 1.970%, 3M LIBOR + 1.750%, 06/01/24	2,821,819	2,760,445
Element Solutions, Inc. Term Loan B1, 2.145%, 1M LIBOR + 2.000%, 01/31/26	589,545	577,754
Emerald Performance Materials LLC Term Loan B, 5.000%, 1M LIBOR + 4.000%, 08/12/25	343,144	342,393
Ferro Corp.
Term Loan B1, 2.470%, 3M LIBOR + 2.250%, 02/14/24	386,100	381,129
Term Loan B2, 2.470%, 3M LIBOR + 2.250%, 02/14/24	307,964	303,999
Term Loan B3, 2.470%, 3M LIBOR + 2.250%, 02/14/24	301,411	297,531
Flint Group GmbH Term Loan C, 5.250%, 3M LIBOR + 4.250%, 09/21/23	133,499	121,568
Flint Group U.S. LLC 1st Lien Term Loan B2, 0.750%, 3M LIBOR + 4.250%, 09/21/23	807,561	735,385
GrafTech Finance, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.500%, 02/12/25	1,978,844	1,960,292
HB Fuller Co.
Term Loan B, 2.156%, 1M LIBOR + 2.000%, 10/20/24	892,386	883,184

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Hexion, Inc. Exit Term Loan, 3.800%, 3M LIBOR + 3.500%, 07/01/26	1,654,063	$1,632,009
Illuminate Buyer LLC Term Loan, 4.220%, 3M LIBOR + 4.000%, 06/16/27	750,000	745,625
INEOS Enterprises Holdings U.S. Finco LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 08/28/26	183,054	182,139
Ineos U.S. Finance LLC Term Loan B, 2.189%, 2M LIBOR + 2.000%, 04/01/24	3,039,063	2,957,767
Messer Industries GmbH Term Loan, 2.720%, 3M LIBOR + 2.500%, 03/01/26	1,897,359	1,865,579
Minerals Technologies, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/14/24	855,449	849,033
Orion Engineered Carbons GmbH Term Loan B, 2.220%, 3M LIBOR + 2.000%, 07/25/24	447,360	441,209
PQ Corp.
Term Loan B, 2.511%, 3M LIBOR + 2.250%, 02/07/27	2,181,744	2,140,291
USD Incremental Term Loan B, 4.000%, 3M LIBOR + 3.000%, 02/07/27	1,795,500	1,792,807
Starfruit Finco B.V. Term Loan B, 3.151%, 1M LIBOR + 3.000%, 10/01/25	3,000,123	2,910,119
Tronox Finance LLC Term Loan B, 3.220%, 1M LIBOR + 3.000%, 09/23/24	2,719,371	2,685,379
Venator Materials Corp. Term Loan B, 3.147%, 1M LIBOR + 3.000%, 08/08/24	824,500	800,796

		29,951,854

Coal—0.2%
American Consolidated Natural Resources, Inc.
Exit Term Loan, 13.152%, 1M LIBOR + 13.000%, 09/16/25	608,334	422,792
Oxbow Carbon LLC 1st Lien Term Loan B, 3.897%, 1M LIBOR + 3.750%, 01/04/23	539,063	530,977

		953,769

Commercial Services—5.6%
Adtalem Global Education, Inc. Term Loan B, 3.147%, 1M LIBOR + 3.000%, 04/11/25	366,563	360,148
AlixPartners LLP Term Loan B, 2.645%, 1M LIBOR + 2.500%, 04/04/24	3,466,254	3,388,263
Allied Universal Holdco LLC Term Loan B, 4.397%, 1M LIBOR + 4.250%, 07/10/26	2,853,438	2,827,802
Amentum Government Services Holdings LLC Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/01/27	872,813	865,175
ASGN, Inc. Term Loan B3, 1.897%, 1M LIBOR + 1.750%, 04/02/25	708,613	701,527
BidFair MergerRight, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	545,581	544,218
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 4.000%, 6M LIBOR + 3.000%, 06/07/23	3,038,318	2,992,427
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	108,396	106,589
Electro Rent Corp. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 01/31/24	1,527,101	1,525,192
Ensemble RCM, LLC Term Loan, 4.011%, 3M LIBOR + 3.750%, 08/03/26	445,500	441,602

Commercial Services—(Continued)
Garda World Security Corp. 1st Lien Term Loan B, 4.900%, 1M LIBOR + 4.750%, 10/30/26	2,053,894	2,044,909
Hertz Corp. (The) Term Loan B, 06/30/23 (c)	960,938	922,500
IRI Holdings, Inc. 1st Lien Term Loan, 4.397%, 1M LIBOR + 4.250%, 12/01/25	3,994,087	3,956,642
KUEHG Corp. Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	1,407,615	1,291,487
LSC Communications, Inc. Term Loan B, 09/30/22 (c)	695,208	100,110
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	2,422,371	2,386,684
Nielsen Finance LLC Term Loan B5, 4.750%, 3M LIBOR + 3.750%, 06/04/25	773,062	773,062
Parexel International Corp. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 09/27/24	1,679,673	1,614,166
Prime Security Services Borrower LLC Term Loan B1, 4.250%, 12M LIBOR + 3.250%, 09/23/26	2,556,491	2,536,632
PSC Industrial Holdings Corp. 1st Lien Term Loan, 4.976%, 6M LIBOR + 3.750%, 10/11/24	1,628,938	1,551,563
RDV Resources Properties, LLC Exit Term Loan, 6.646%, 1M LIBOR + 6.500%, 03/29/24 (d) (e)	340,602	221,494
Refinitiv U.S. Holdings, Inc. Term Loan, 3.397%, 1M LIBOR + 3.250%, 10/01/25	1,031,625	1,022,920
Sabre GLBL, Inc. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 02/22/24	905,602	852,776
SGS Cayman L.P. Term Loan B, 5.595%, 3M LIBOR + 5.375%, 04/23/21	190,806	166,319
Syniverse Holdings, Inc. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/09/23	926,250	721,703
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,881,750	1,585,374
Trans Union LLC Term Loan B5, 1.897%, 1M LIBOR + 1.750%, 11/16/26	2,252,126	2,203,061
United Rentals, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 10/31/25	808,500	806,984
Verscend Holding Corp. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/27/25	1,396,493	1,388,929
Victory Capital Holdings, Inc. Term Loan B, 2.799%, 3M LIBOR + 2.500%, 07/01/26	1,009,197	996,582
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	668,062	656,927

		41,553,767

Computers—1.9%
Avast Software B.V. Term Loan B, 3.250%, 3M LIBOR + 2.250%, 09/29/23	182,475	181,639
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	523,688	524,506
CDW LLC Term Loan B, 1.900%, 1M LIBOR + 1.750%, 10/13/26	1,113,372	1,112,876
Datto, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 04/02/26	320,938	320,887

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
ECI Macola Max Holdings LLC 1st Lien Term Loan, 5.250%, 1M LIBOR + 4.250%, 09/27/24	705,842	$701,871
Monitronics International, Inc. Term Loan, 7.750%, 1M LIBOR + 6.500%, 03/29/24	1,295,029	986,381
MTS Systems Corp. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 07/05/23	477,876	474,292
NCR Corp. Term Loan, 2.650%, 1M LIBOR + 2.500%, 08/28/26	1,410,750	1,378,126
Redstone Buyer LLC Term Loan, 6.000%, 3M LIBOR + 5.000%, 09/01/27	1,975,000	1,968,828
Sutherland Global Services, Inc. Term Loan B, 5.595%, 3M LIBOR + 5.375%, 04/23/21	819,694	714,500
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	1,571,854	1,532,067
Verifone Systems, Inc. 1st Lien Term Loan, 4.253%, 3M LIBOR + 4.000%, 08/20/25	2,805,545	2,530,251
Western Digital Corp. Term Loan B4, 1.906%, 1M LIBOR + 1.750%, 04/29/23	1,381,343	1,373,573

		13,799,797

Distribution/Wholesale—1.8%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.147%, 1M LIBOR + 2.000%, 01/15/27	5,766,750	5,613,118
Core & Main L.P. Term Loan B, 3.750%, 3M LIBOR + 2.750%, 08/01/24	976,573	959,483
IAA, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 06/28/26	507,938	502,223
KAR Auction Services, Inc. Term Loan B6, 2.438%, 1M LIBOR + 2.250%, 09/19/26	544,500	527,484
Resideo Funding, Inc. Term Loan B, 2.480%, 3M LIBOR + 2.250%, 10/24/25	343,875	332,699
Spin Holdco, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 11/14/22	3,236,131	3,180,509
Univar, Inc. Term Loan B3, 2.397%, 1M LIBOR + 2.250%, 07/01/24	2,319,386	2,293,293

		13,408,809

Diversified Financial Services—4.7%
Advisor Group, Inc. Term Loan B, 5.147%, 1M LIBOR + 5.000%, 07/31/26	1,489,994	1,445,666
Aretec Group, Inc. Term Loan, 4.397%, 1M LIBOR + 4.250%, 10/01/25	3,672,525	3,511,852
Astra Acquisition Corp. 1st Lien Term Loan, 6.500%, 1M LIBOR + 5.500%, 03/01/27	771,125	774,981
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 2.500%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	2,018,750
Camelot U.S. Acquisition 1 Co. Incremental Term Loan B, 10/30/26 (b)	1,050,000	1,047,593
Citco Funding LLC Term Loan, 2.725%, 3M LIBOR + 2.500%, 09/28/23	2,963,712	2,885,915
Clipper Acquisitions Corp. Term Loan B, 1.905%, 1M LIBOR + 1.750%, 12/27/24	1,094,063	1,083,122
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	1,895,250	1,888,340

Diversified Financial Services—(Continued)
Delos Finance S.a.r.l. Term Loan B, 1.970%, 3M LIBOR + 1.750%, 10/06/23	1,872,500	1,835,050
Ditech Holding Corp. Term Loan, 06/30/22 (c)	2,210,540	530,530
Fiserv Investment Solutions, Inc. Term Loan B, 5.020%, 3M LIBOR + 4.750%, 02/18/27	498,750	497,659
Focus Financial Partners LLC Term Loan, 2.147%, 1M LIBOR + 2.000%, 07/03/24	2,599,508	2,536,959
Franklin Square Holdings L.P. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 08/01/25	489,999	485,099
Greenhill & Co., Inc. Term Loan B, 3.401%, 1M LIBOR + 3.250%, 04/12/24	948,125	936,273
GreenSky Holdings LLC Term Loan B, 3.438%, 1M LIBOR + 3.250%, 03/31/25	1,291,875	1,224,052
Term Loan B2, 5.500%, 1M LIBOR + 4.500%, 03/29/25	448,875	437,653
Guggenheim Partners LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 07/21/23	5,132,339	5,108,278
Harbourvest Partners LLC Term Loan B, 2.525%, 3M LIBOR + 2.250%, 03/03/25	856,005	847,445
IG Investment Holdings LLC 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 05/23/25	2,676,767	2,652,007
LPL Holdings, Inc. Term Loan B1, 1.898%, 1M LIBOR + 1.750%, 11/12/26	1,290,250	1,272,509
NFP Corp. Term Loan, 3.397%, 1M LIBOR + 3.250%, 02/15/27	724,011	695,277
Oz Management L.P. 1st Lien Term Loan, 4.938%, 1M LIBOR + 4.750%, 04/10/23	21,250	21,250
PGX Holdings, Inc. 1st Lien Term Loan, 6.250%, 3M LIBOR + 5.250%, 09/29/23	1,207,539	1,020,370
Virtus Investment Partners, Inc. Term Loan, 3.000%, 3M LIBOR + 2.250%, 06/01/24	412,713	410,650

		35,167,280

Electric—1.0%
Calpine Construction Finance Co. L.P. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 01/15/25	1,227,121	1,191,329
Calpine Corp.
Term Loan B5, 2.400%, 1M LIBOR + 2.250%, 01/15/24	4,010,347	3,912,595
Term Loan B9, 2.400%, 1M LIBOR + 2.250%, 04/05/26	790,000	770,497
Longview Power LLC Exit Term Loan, 11.500%, 3M LIBOR + 10.000%, 07/30/25 (d) (e)	155,965	124,772
Vistra Operations Company LLC 1st Lien Term Loan B3, 1.897%, 1M LIBOR + 1.750%, 12/31/25	1,192,619	1,176,966

		7,176,159

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 05/01/25	562,063	539,112

Electronics—0.2%
Celestica, Inc. Term Loan B, 2.645%, 1M LIBOR + 2.500%, 06/27/25	210,000	207,900
Mirion Technologies, Inc. Term Loan B, 4.269%, 3M LIBOR + 4.000%, 03/06/26	394,309	393,323

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
Tech Data Corp. ABL Term Loan, 3.645%, 1M LIBOR + 3.500%, 06/30/25	1,075,000	$1,078,583
TTM Technologies, Inc. Term Loan, 2.655%, 1M LIBOR + 2.500%, 09/28/24	139,110	137,023

		1,816,829

Engineering & Construction—0.4%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	1,226,087	1,148,179
FrontDoor, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 08/16/25	416,500	413,897
Lsf11 Skyscraper Holdco Sarl Term Loan B, 05/04/27 (b)	900,000	896,625
Rockwood Service Corp. Term Loan, 4.397%, 1M LIBOR + 4.250%, 01/23/27	422,875	420,760
USIC Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/08/23	170,714	168,687

		3,048,148

Entertainment—2.6%
Alchemy Copyrights, LLC
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 08/16/27	475,000	475,000
AMC Entertainment Holdings, Inc. Term Loan B, 3.220%, 3M LIBOR + 3.000%, 04/22/26	1,600,625	1,036,405
Aristocrat Technologies, Inc. 1st Lien Term Loan, 2.021%, 3M LIBOR + 1.750%, 10/19/24	938,307	918,808
Crown Finance U.S. Inc.
Incremental Term Loan, 2.769%, 6M LIBOR + 2.750%, 09/30/26	1,287,000	863,577
Term Loan, 2.519%, 6M LIBOR + 2.500%, 02/28/25	1,578,694	1,075,768
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,187,928
GVC Holdings plc Term Loan B3, 2.470%, 3M LIBOR + 2.250%, 03/29/24	999,375	985,634
Live Nation Entertainment, Inc. Term Loan B4, 1.938%, 1M LIBOR + 1.750%, 10/17/26	1,562,355	1,465,359
Motion Finco S.a.r.l.
Delayed Draw Term Loan B2, 3.000%, 1W LIBOR + 3.250%, 11/12/26	60,529	52,761
Term Loan B1, 3.470%, 3M LIBOR + 3.250%, 11/12/26	460,544	401,441
NASCAR Holdings, Inc. Term Loan B, 2.895%, 1M LIBOR + 2.750%, 10/19/26	633,566	621,845
Playtika Holding Corp. Term Loan B, 7.000%, 6M LIBOR + 6.000%, 12/10/24	2,911,563	2,922,117
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3.146%, 1M LIBOR + 3.000%, 03/31/24	1,301,270	1,229,700
SMG U.S. Midco 2, Inc. Term Loan, 2.647%, 3M LIBOR + 2.500%, 01/23/25	219,405	192,253
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.720%, 3M LIBOR + 3.500%, 07/10/25	2,852,684	2,856,843
UFC Holdings, LLC
Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 04/29/26	199,500	196,840
Term Loan, 4.250%, 6M LIBOR + 3.250%, 04/29/26	2,091,991	2,067,149

		19,549,428

Environmental Control—1.6%
Advanced Disposal Services, Inc. Term Loan B3, 3.000%, 1W LIBOR + 2.250%, 11/10/23	3,101,679	3,097,802
EnergySolutions LLC Term Loan B, 4.750%, 3M LIBOR + 3.750%, 05/09/25	1,099,688	1,057,762
EWT Holdings III Corp. Term Loan, 2.897%, 1M LIBOR + 2.750%, 12/20/24	3,389,993	3,350,798
Filtration Group Corp. 1st Lien Term Loan, 3.147%, 1M LIBOR + 3.000%, 03/29/25	1,430,141	1,406,305
GFL Environmental Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/30/25	1,767,519	1,762,296
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 3.646%, 1M LIBOR + 3.250%, 02/28/25	1,076,184	937,176
U.S. Ecology Holdings, Inc. Term Loan B, 2.649%, 1M LIBOR + 2.500%, 11/01/26	223,313	221,079

		11,833,218

Food—1.9%
Atkins Nutritionals Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 07/07/24	323,837	325,051
B&G Foods, Inc. Term Loan B4, 2.647%, 1M LIBOR + 2.500%, 10/10/26	206,458	206,361
CHG PPC Parent LLC Term Loan B, 2.896%, 1M LIBOR + 2.750%, 03/31/25	439,875	424,479
CM Acquisition Co. Term Loan, 11.000%, 3M LIBOR + 10.000%, 07/26/23	186,092	177,951
Froneri International Ltd. Term Loan, 2.397%, 1M LIBOR + 2.250%, 01/31/27	1,870,313	1,805,729
H Food Holdings LLC
Incremental Term Loan, 4.147%, 1M LIBOR + 4.000%, 05/23/25	393,000	385,877
Term Loan B, 3.834%, 1M LIBOR + 3.687%, 05/23/25	659,813	644,348
JBS USA Lux S.A. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 05/01/26	5,846,024	5,718,143
Nomad Foods Europe Midco, Ltd. Term Loan B4, 2.402%, 1M LIBOR + 2.250%, 05/15/24	1,715,114	1,676,524
Shearer’s Foods, Inc. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 09/23/27	375,000	373,875
U.S. Foods, Inc.
Term Loan B, 1.897%, 1M LIBOR + 1.750%, 06/27/23	755,280	729,176
Term Loan B, 2.750%, 1M LIBOR + 2.000%, 09/13/26	1,460,250	1,402,980

		13,870,494

Food Service—0.2%
Aramark Services, Inc.
Term Loan B3, 1.897%, 1M LIBOR + 1.750%, 03/11/25	816,080	785,392
Term Loan B4, 1.897%, 1M LIBOR + 1.750%, 01/15/27	995,000	957,998

		1,743,390

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC Term Loan B, 2.655%, 3M LIBOR + 2.500%, 09/07/27	1,100,000	1,100,229
Clearwater Paper Corp. Term Loan B, 3.188%, 1M LIBOR + 3.000%, 07/26/26	199,250	198,752

		1,298,981

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Gas—0.1%
UGI Energy Services, LLC Term Loan B, 3.897%, 1M LIBOR + 3.750%, 08/13/26	913,438	$912,296

Hand/Machine Tools—0.3%
Apex Tool Group, LLC Term Loan B, 6.500%, 1M LIBOR + 5.250%, 08/01/24	2,191,191	2,077,181

Healthcare-Products—1.1%
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 08/30/24	654,750	646,647
Avantor Funding, Inc. Term Loan B3, 3.250%, 1M LIBOR + 2.250%, 11/21/24	678,953	670,750
CryoLife, Inc. Term Loan B, 3.483%, 3M LIBOR + 3.250%, 12/01/24	461,938	459,628
Greatbatch, Ltd. Term Loan B, 3.500%, 1M LIBOR + 2.500%, 10/27/22	2,435,005	2,433,863
Hanger, Inc. 1st Lien Term Loan, 3.647%, 1M LIBOR + 3.500%, 03/06/25	999,375	994,795
Ortho-Clinical Diagnostics S.A. Term Loan B, 3.406%, 3M LIBOR + 3.250%, 06/30/25	3,074,639	2,952,935

		8,158,618

Healthcare-Services—4.7%
Acadia Healthcare Co., Inc.
Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 02/11/22	686,804	685,731
Term Loan B4, 2.647%, 1M LIBOR + 2.500%, 02/16/23	1,388,502	1,379,968
Accelerated Health Systems LLC Term Loan B, 3.651%, 1M LIBOR + 3.500%, 10/31/25	491,250	478,969
ADMI Corp. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 04/30/25	1,564,221	1,510,059
Alliance Healthcare Services, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/24/23	707,188	543,355
BioClinica Holding I, L.P. 1st Lien Term Loan, 5.250%, 1M LIBOR + 4.250%, 10/20/23	1,369,826	1,325,307
BW NHHC Holdco, Inc. 1st Lien Term Loan, 5.270%, 3M LIBOR + 5.000%, 05/15/25	904,188	778,590
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	714,125	712,340
Envision Healthcare Corp. 1st Lien Term Loan, 3.897%, 1M LIBOR + 3.750%, 10/10/25	4,175,625	3,011,670
Gentiva Health Services, Inc. Term Loan, 3.438%, 1M LIBOR + 3.250%, 07/02/25	2,194,394	2,153,250
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 06/28/24	1,066,188	1,039,533
IQVIA, Inc. Term Loan B1, 1.897%, 1M LIBOR + 1.750%, 03/07/24	1,336,768	1,321,729
Term Loan B2, 1.897%, 1M LIBOR + 1.750%, 01/17/25	1,439,163	1,422,973
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	5,469,114	5,457,306
Loire Finco Luxembourg S.a.r.l. Term Loan, 3.647%, 1M LIBOR + 3.500%, 04/21/27	299,250	292,018
Medical Solutions LLC Term Loan, 5.500%, 6M LIBOR + 4.500%, 06/14/24	867,491	839,297
National Mentor Holdings, Inc.
Term Loan B, 4.400%, 1M LIBOR + 4.250%, 03/09/26	519,446	514,901
Term Loan C, 4.400%, 1M LIBOR + 4.250%, 03/09/26	23,711	23,503

Healthcare-Services—(Continued)
One Call Corp. Term Loan B, 6.250%, 3M LIBOR + 5.250%, 11/25/22	1,093,968	959,410
Phoenix Guarantor, Inc. Term Loan B, 3.401%, 1M LIBOR + 3.250%, 03/05/26	1,629,437	1,594,132
Radiology Partners, Inc. 1st Lien Term Loan B, 5.985%, 3M LIBOR + 4.250%, 07/09/25	453,497	436,604
RadNet, Inc. Term Loan, 8.250%, PRIME + 3.750%, 06/30/23	1,991,948	1,969,539
Select Medical Corp. Term Loan B, 2.780%, 6M LIBOR + 2.500%, 03/06/25	2,457,947	2,402,260
Sound Inpatient Physicians 1st Lien Term Loan, 2.897%, 1M LIBOR + 2.750%, 06/27/25	415,438	408,341
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	897,250	851,105
Syneos Health, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 08/01/24	684,923	672,402
U.S. Anesthesia Partners, Inc. Term Loan, 4.000%, 6M LIBOR + 3.000%, 06/23/24	1,639,075	1,551,486
Wink Holdco, Inc. 1st Lien Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/02/24	413,313	412,860

		34,748,638

Holding Companies-Diversified—0.1%
Belfor Holdings Inc. Term Loan B, 4.147%, 1M LIBOR + 4.000%, 04/06/26	444,375	444,375
Emerald Expositions Holding, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 05/22/24	553,213	499,966

		944,341

Home Builders—0.1%
Thor Industries, Inc. Term Loan B, 3.938%, 1M LIBOR + 3.750%, 02/01/26	927,840	924,071

Home Furnishings—0.1%
ACProducts, Inc. Term Loan B, 7.500%, 3M LIBOR + 6.500%, 08/18/25	370,313	372,395

Household Products/Wares—0.5%
KIK Custom Products, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.000%, 05/15/23	1,749,105	1,743,003
Reynolds Consumer Products LLC Term Loan, 1.896%, 1M LIBOR + 1.750%, 02/04/27	2,028,516	2,004,902

		3,747,905

Housewares—0.1%
Carlisle Foodservice Products, Inc. 1st Lien Term Loan, 4.000%, 6M LIBOR + 3.000%, 03/20/25	244,111	218,480
Libbey Glass, Inc.
DIP New Money Term Loan, 0.500%, 3M LIBOR + 11.000%, 11/27/20 (d) (e)	86,065	86,512
DIP Roll-up Term Loan, 4.000% 1M LIBOR + 3.000%, 11/30/20	86,483	88,645
Term Loan B, 04/09/21 (c)	305,638	52,723

		446,360

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—3.9%
Alliant Holdings Intermediate, LLC
Term Loan B, 2.897%, 1M LIBOR + 2.750%, 05/09/25	2,286,362	$2,224,774
Term Loan B, 3.401%, 1M LIBOR + 3.250%, 05/09/25	395,000	388,705
AmWINS Group, Inc. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 01/25/24	4,717,622	4,687,155
AssuredPartners, Inc. Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/12/27	173,688	168,955
Asurion LLC
2nd Lien Term Loan, 6.647%, 1M LIBOR + 6.500%, 08/04/25	2,207,576	2,217,234
Term Loan B4, 3.147%, 1M LIBOR + 3.000%, 08/04/22	3,941,148	3,898,781
Term Loan B6, 3.147%, 1M LIBOR + 3.000%, 11/03/23	2,651,189	2,615,446
HUB International, Ltd.
Incremental Term Loan B, 5.000%, 3M LIBOR + 4.000%, 04/25/25	1,588,000	1,586,299
Term Loan B, 3.220%, 3M LIBOR + 3.000%, 04/25/25	4,472,062	4,328,956
Ryan Specialty Group LLC Term Loan, 4.000%, 1M LIBOR + 3.250%, 09/01/27	1,675,000	1,666,625
Sedgwick Claims Management Services, Inc. Term Loan B, 3.397%, 1M LIBOR + 3.250%, 12/31/25	1,080,750	1,045,432
USI, Inc.
Incremental Term Loan B, 4.220%, 3M LIBOR + 4.000%, 12/02/26	1,215,813	1,211,101
Term Loan, 3.220%, 3M LIBOR + 3.000%, 05/16/24	2,619,000	2,538,793

		28,578,256

Internet—3.2%
Airbnb, Inc. Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/17/25	773,063	831,042
Ancestry.com Operations, Inc. Extended Term Loan B, 4.400%, 1M LIBOR + 4.250%, 08/27/26	3,332,751	3,333,444
Barracuda Networks, Inc.
1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 02/12/25	834,568	827,057
Buzz Merger Sub, Ltd Term Loan B, 2.897%, 1M LIBOR + 2.750%, 01/29/27	497,500	488,172
EIG Investors Corp. 1st Lien Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/09/23	3,506,358	3,498,686
Getty Images, Inc. Term Loan B, 4.688%, 1M LIBOR + 4.500%, 02/19/26	1,411,730	1,325,615
Go Daddy Operating Co. LLC
Term Loan, 1.897%, 1M LIBOR + 1.750%, 02/15/24	3,721,704	3,649,596
Term Loan B3, 2.646%, 1M LIBOR + 2.500%, 08/10/27	1,072,313	1,058,909
Hoya Midco LLC 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/30/24	943,174	814,666
Match Group, Inc. Term Loan B, 2.004%, 3M LIBOR + 1.750%, 02/13/27	675,000	665,719
ProQuest LLC Term Loan, 3.647%, 1M LIBOR + 3.500%, 10/23/26	1,344,644	1,332,038
Uber Technologies
Incremental Term Loan, 3.647%, 1M LIBOR + 3.500%, 07/13/23	4,299,618	4,245,873
Term Loan, 5.000%, 1M LIBOR + 4.000%, 04/04/25	1,392,938	1,385,683
Vungle, Inc. Term Loan B, 5.647%, 1M LIBOR + 5.500%, 09/30/26	594,000	591,030

		24,047,530

Investment Companies—0.4%
EIG Management Co. LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/22/25	243,750	243,750
FinCo I LLC Term Loan B, 2.648%, 1M LIBOR + 2.500%, 06/27/25	1,482,777	1,477,217
LSF9 Atlantis Holdings LLC Term Loan, 7.000%, 1M LIBOR + 6.000%, 05/01/23	1,202,734	1,172,853

		2,893,820

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,317,472	1,268,067

Leisure Time—1.2%
Bombardier Recreational Products, Inc.
Incremental Term Loan B2, 6.000%, 3M LIBOR + 5.000%, 05/24/27	650,000	660,563
Term Loan, 2.147%, 1M LIBOR + 2.000%, 05/24/27	4,199,403	4,080,170
Carnival Corp. Term Loan B, 8.500%, 1M LIBOR + 7.500%, 06/30/25	1,246,875	1,264,539
ClubCorp Holdings, Inc. Term Loan B, 2.970%, 3M LIBOR + 2.750%, 09/18/24	1,649,000	1,421,403
Hayward Industries, Inc. 1st Lien Term Loan, 3.647%, 1M LIBOR + 3.500%, 08/05/24	406,528	396,999
SRAM LLC Term Loan B, 5.000%, 6M LIBOR + 2.750%, 03/15/24	834,575	834,575
Travel Leaders Group LLC Term Loan B, 4.147%, 1M LIBOR + 4.000%, 01/25/24	855,313	633,823

		9,292,072

Lodging—1.3%
Boyd Gaming Corp. Term Loan B3, 2.356%, 1W LIBOR + 2.250%, 09/15/23	590,282	575,525
CityCenter Holdings LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/18/24	2,301,285	2,215,275
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 2.147%, 1M LIBOR + 2.000%, 11/30/23	866,250	844,161
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	4,010,755	3,613,690
Playa Resorts Holding B.V. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	1,259,108	1,114,572
Wyndham Hotels & Resorts, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 05/30/25	1,176,000	1,136,310

		9,499,533

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/01/25	4,033,175	3,940,988

Machinery-Diversified—1.9%
AI Alpine AT Bidco GmbH Term Loan B, 4.209%, 6M LIBOR + 3.000%, 10/31/25	196,500	182,745
Altra Industrial Motion Corp. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 10/01/25	574,627	562,237

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Clark Equipment Co. Term Loan B, 1.970%, 3M LIBOR + 1.750%, 05/18/24	1,022,093	$992,434
CPM Holdings, Inc. 1st Lien Term Loan, 3.905%, 1M LIBOR + 3.750%, 11/17/25	294,750	278,125
DXP Enterprises, Inc. Term Loan B, 5.750%, 1M LIBOR + 4.750%, 08/29/23	413,250	406,018
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 07/19/24	1,142,688	1,116,977
Incremental Term Loan, 5.250%, 3M LIBOR + 4.250%, 07/19/24	270,188	266,810
Gardner Denver, Inc.
Term Loan, 1.897%, 1M LIBOR + 1.750%, 03/01/27	1,103,390	1,069,598
USD Term Loan B, 2.897%, 1M LIBOR + 2.750%, 03/01/27	1,246,875	1,231,809
Ingersoll-Rand Services Co. Term Loan, 1.897%, 1M LIBOR + 1.750%, 03/01/27	1,218,875	1,181,547
Restaurant Technologies, Inc. 1st Lien Term Loan, 3.396%, 1M LIBOR + 3.250%, 10/01/25	196,500	189,377
Rexnord LLC Term Loan B, 1.896%, 1M LIBOR + 1.750%, 08/21/24	2,956,277	2,949,942
Thermon Industries, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 10/30/24	244,650	242,815
Titan Acquisition, Ltd. Term Loan B, 3.220%, 3M LIBOR + 3.000%, 03/28/25	2,702,520	2,560,638
Welbilt, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 10/23/25	794,103	724,122

		13,955,194

Media—5.8%
Charter Communications Operating LLC Term Loan B2, 1.900%, 1M LIBOR + 1.750%, 02/01/27	1,868,743	1,831,757
CSC Holdings LLC
1st Lien Term Loan, 2.402%, 1M LIBOR + 2.250%, 07/17/25	2,380,957	2,309,528
Incremental Term Loan, 2.402%, 1M LIBOR + 2.250%, 01/15/26	935,750	907,872
Term Loan B5, 2.652%, 1M LIBOR + 2.500%, 04/15/27	1,179,075	1,146,356
Cumulus Media New Holdings, Inc. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 03/31/26	470,250	446,738
Diamond Sports Group, LLC
Term Loan, 3.400%, 1M LIBOR + 3.250%, 08/24/26	2,648,250	2,065,635
Entercom Media Corp. Term Loan, 2.645%, 1M LIBOR + 2.500%, 11/18/24	2,089,965	1,975,889
Entravision Communications Corp. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 11/29/24	738,000	706,635
Global Eagle Entertainment, Inc.
1st Lien Term Loan, 01/06/23 † (c)	1,064,306	741,023
DIP Term Loan, 11.250%, 1M LIBOR + 10.000%, 01/22/21 †	158,328	158,328
Gray Television, Inc.
Term Loan B, 2.405%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,440,614
Term Loan C, 2.655%, 1M LIBOR + 2.500%, 01/02/26	552,268	543,485
Hubbard Radio LLC Term Loan B, 5.250%, 3M LIBOR + 4.250%, 03/28/25	554,227	533,097
iHeartCommunications, Inc.
Incremental Term Loan, 4.750%, 1M LIBOR + 4.000%, 05/01/26	374,063	361,905
Term Loan, 3.147%, 1M LIBOR + 3.000%, 05/01/26	942,875	896,674

Media—(Continued)
Midcontinent Communications Term Loan B, 1.897%, 1M LIBOR + 1.750%, 08/15/26	767,250	754,303
Nexstar Broadcasting, Inc.
Term Loan B3, 2.395%, 1M LIBOR + 2.250%, 01/17/24	1,188,054	1,159,342
Term Loan B4, 2.905%, 1M LIBOR + 2.750%, 09/18/26	432,281	424,176
Recorded Books, Inc. Term Loan B, 4.156%, 1M LIBOR + 4.000%, 08/29/25	235,865	234,685
Sinclair Television Group, Inc.
Term Loan B2, 2.397%, 1M LIBOR + 2.250%, 01/03/24	2,054,805	2,006,860
Term Loan B2B, 2.647%, 1M LIBOR + 2.500%, 09/30/26	544,500	533,202
Univision Communications, Inc.
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/13/26	1,498,763	1,461,669
Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	2,923,934	2,822,327
UPC Broadband Holding B.V.
Term Loan B, 2.402%, 1M LIBOR + 2.250%, 04/30/28	775,000	748,456
Term Loan B1, 01/31/29 (b)	1,787,500	1,736,556
Term Loan B2, 01/31/29 (b)	1,787,500	1,736,556
Virgin Media Bristol LLC
Term Loan N, 2.652%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,280,687
Term Loan Q, 01/31/29 (b)	1,125,000	1,108,527
Ziggo Financing Partnership Term Loan I, 2.652%, 1M LIBOR + 2.500%, 04/30/28	6,475,000	6,258,269

		43,331,151

Metal Fabricate/Hardware—1.5%
Advanced Drainage Systems, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 07/31/26	233,464	233,853
Ameriforge Group, Inc. EXIT Term Loan, 9.000%, 3M LIBOR + 8.000%, 06/08/22	758,011	663,260
Atkore International, Inc. 1st Lien Term Loan, 3.750%, 3M LIBOR + 2.750%, 12/22/23	1,213,739	1,211,211
Dynacast International LLC Term Loan B2, 4.250%, 3M LIBOR + 3.250%, 01/28/22	1,168,466	1,069,146
Neenah Foundry Co. Term Loan, 10.000%, 2M LIBOR + 9.000%, 12/13/22	626,286	548,001
Penn Engineering & Manufacturing Corp. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 06/27/24	188,657	185,827
Tecomet, Inc. Term Loan, 4.675%, 3M LIBOR + 3.500%, 05/01/24	1,286,263	1,258,393
Werner FinCo L.P. Term Loan, 5.000%, 1M LIBOR + 4.000%, 07/24/24	1,358,912	1,314,747
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.000%, 6M LIBOR + 5.000%, 09/30/23	548,134	479,674
Zekelman Industries, Inc. Term Loan, 2.145%, 1M LIBOR + 2.000%, 01/24/27	4,228,750	4,106,514

		11,070,626

Mining—0.0%
Noranda Aluminum Acquisition Corp. Term Loan B, 02/28/21 (c)	430,320	30,122
PMHC II, Inc. 1st Lien Term Loan, 4.500%, 12M LIBOR + 3.500%, 03/31/25	341,250	316,225

		346,347

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—1.4%
CTC AcquiCo GmbH Term Loan B2, 3.256%, 3M LIBOR + 3.000%, 03/07/25	1,050,529	$998,003
EXC Holdings III Corp. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 12/02/24	437,625	433,249
Gates Global LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/01/24	3,741,079	3,693,538
Gemini HDPE LLC Term Loan B, 2.761%, 3M LIBOR + 2.500%, 08/07/24	1,701,116	1,667,093
LTI Holdings, Inc.
1st Lien Term Loan, 3.647%, 1M LIBOR + 3.500%, 09/06/25	1,226,965	1,141,077
Term Loan, 4.897%, 1M LIBOR + 4.750%, 07/24/26	173,250	161,772
Momentive Performance Materials, Inc. Term Loan B, 3.410%, 1M LIBOR + 3.250%, 05/15/24	2,370,000	2,279,151
Rohm Holding GmbH Term Loan B, 5.316%, 6M LIBOR + 5.000%, 07/31/26	347,368	313,066

		10,686,949

Oil & Gas—1.0%
Apro LLC Term Loan B, 5.000%, 1M LIBOR + 4.000%, 11/14/26	1,042,705	1,032,278
CITGO Holding, Inc. Term Loan B, 8.000%, 3M LIBOR + 7.000%, 08/01/23	222,750	209,942
CITGO Petroleum Corp. Term Loan B, 6.000%, 2M LIBOR + 5.000%, 03/28/24	1,975,472	1,884,107
Delek U.S. Holdings, Inc.
Incremental Term Loan B, 6.500%, 1M LIBOR + 5.500%, 03/31/25	547,250	534,253
Term Loan B, 2.397%, 1M LIBOR + 2.250%, 03/31/25	3,607,041	3,419,175
Fieldwood Energy LLC
1st Lien Term Loan, 04/11/22 (c)	1,276,437	335,065
DIP Delayed Draw Term Loan, 9.750%, 1M LIBOR + 8.750%, 08/04/21 (f)	188,572	189,515
Sunrise Oil & Gas Properties LLC Term Loan, 7.147%, 1M LIBOR + 7.000%, 01/17/23	85,053	66,766
First Out Term Loan, 7.147%, 1M LIBOR + 7.000%, 01/17/23	82,820	74,952
Term Loan, 7.147%, 1M LIBOR + 7.000%, 01/17/23	98,259	49,621

		7,795,674

Oil & Gas Services—0.1%
Apergy Corp.
1st Lien Term Loan, 2.688%, 1M LIBOR + 2.500%, 05/09/25	148,795	145,788
Term Loan, 6.000%, 3M LIBOR + 5.000%, 05/28/27	197,500	197,006
McDermott Technology Americas, Inc.
Make Whole Term Loan, 3.147%, 1M LIBOR + 3.000%, 06/30/24	22,144	19,376
Take Back Term Loan, 4.147%, 1M LIBOR + 4.000%, 06/30/25	265,576	216,445

		578,615

Packaging & Containers—2.3%
Berry Global, Inc.
Term Loan W, 2.156%, 1M LIBOR + 2.000%, 10/01/22	768,591	763,947
Term Loan Y, 2.156%, 1M LIBOR + 2.000%, 07/01/26	839,375	815,534

Packaging & Containers—(Continued)
BWAY Holding Co. Term Loan B, 3.523%, 3M LIBOR + 3.250%, 04/03/24	1,886,625	1,785,807
Flex Acquisition Co., Inc.
1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 12/29/23	4,020,495	3,934,055
Incremental Term Loan, 3.546%, 3M LIBOR + 3.250%, 06/29/25	1,321,000	1,285,498
Patriot Container Corp. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 03/20/25	121,875	119,437
Pregis TopCo Corp. 1st Lien Term Loan, 3.897%, 1M LIBOR + 3.750%, 07/31/26	570,688	564,267
Reynolds Group Holdings, Inc. Term Loan, 2.897%, 1M LIBOR + 2.750%, 02/05/23	5,100,404	5,058,963
Ring Container Technologies Group LLC 1st Lien Term Loan, 2.896%, 1M LIBOR + 2.750%, 10/31/24	728,611	712,218
Trident TPI Holdings, Inc. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 10/17/24	1,873,647	1,843,785

		16,883,511

Pharmaceuticals—4.6%
Akorn, Inc.
DIP Delayed Draw Term Loan, 10.500%, 1M LIBOR + 9.500%, 11/17/20	66,060	66,886
Term Loan B, 14.750%, 1M LIBOR + 13.750%, 04/16/21	1,529,334	1,303,757
Alkermes, Inc. Term Loan B, 2.410%, 1M LIBOR + 2.250%, 03/27/23	347,298	344,693
Alphabet Holding Co., Inc. 1st Lien Term Loan, 3.647%, 1M LIBOR + 3.500%, 09/26/24	2,182,500	2,130,120
Amneal Pharmaceuticals LLC Term Loan B, 3.688%, 1M LIBOR + 3.500%, 05/04/25	3,002,576	2,841,500
Arbor Pharmaceuticals, Inc. Term Loan B, 6.000%, 3M LIBOR + 5.000%, 07/05/23	1,472,135	1,369,085
Bausch Health Companies, Inc. Term Loan B, 3.151%, 1M LIBOR + 3.000%, 06/02/25	5,203,740	5,110,505
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	4,597,111	4,513,430
Elanco Animal Health, Inc. Term Loan B, 1.905%, 1M LIBOR + 1.750%, 08/01/27	1,782,310	1,736,002
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	4,101,168	3,930,531
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.100%, 1W LIBOR + 2.000%, 11/15/27	3,914,172	3,842,002
HLF Financing S.a r.l. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 08/18/25	955,500	943,755
Horizon Therapeutics USA, Inc. Term Loan B, 2.188%, 1M LIBOR + 2.000%, 05/22/26	988,299	981,504
Mallinckrodt International Finance S.A.
Term Loan B, 3.500%, 3M LIBOR + 2.750%, 09/24/24	3,784,072	3,188,081
Term Loan B, 3.750%, 3M LIBOR + 3.000%, 02/24/25	549,297	467,246
Packaging Coordinators Midco, Inc. Term Loan, 10/01/27 (b)	1,075,000	1,072,984

		33,842,081

Pipelines—0.8%
Blackstone CQP Holdco L.P.
Term Loan B, 3.725%, 3M LIBOR + 3.500%, 09/30/24	2,398,524	2,352,803

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Buckeye Partners L.P. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 11/01/26	2,363,125	$2,324,724
Centurion Pipeline Co., LLC
Incremental Term Loan, 4.145%, 1M LIBOR + 4.000%, 09/28/25	200,000	196,000
Term Loan B, 3.397%, 1M LIBOR + 3.250%, 09/29/25	221,063	218,852
Prairie ECI Acquiror L.P. Term Loan B, 4.897%, 1M LIBOR + 4.750%, 03/11/26	1,136,315	1,029,904

		6,122,283

Real Estate—1.0%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.897%, 1M LIBOR + 2.750%, 08/21/25	4,444,556	4,298,255
RE/MAX International, Inc. Term Loan B, 2.983%, 3M LIBOR + 2.750%, 12/15/23	1,847,570	1,829,094
Realogy Group LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/08/25	1,750,061	1,682,792

		7,810,141

Real Estate Investment Trusts—0.9%
Apollo Commercial Real Estate Finance, Inc Term Loan B, 2.901%, 1M LIBOR + 2.750%, 05/15/26	395,000	377,225
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 2.647%, 1M LIBOR + 2.500%, 08/27/25	882,000	719,810
Claros Mortgage Trust, Inc. Term Loan B, 3.406%, 1M LIBOR + 3.250%, 08/09/26	668,250	647,367
ESH Hospitality, Inc. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 09/18/26	1,282,121	1,249,668
Iron Mountain, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 01/02/26	804,375	778,903
Starwood Property Trust, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 07/27/26	445,500	432,692
VICI Properties 1 LLC Term Loan B, 1.906%, 1M LIBOR + 1.750%, 12/20/24	2,352,273	2,279,352

		6,485,017

Retail—3.1%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 1.897%, 1M LIBOR + 1.750%, 11/19/26	5,086,563	4,898,995
Allsup’s Convenience Stores, Inc. Term Loan, 6.400%, 1M LIBOR + 6.250%, 11/18/24	553,438	556,551
Ascena Retail Group, Inc.
DIP New Money Term Loan, 12.750%, 1M LIBOR + 11.750%, 01/23/21	633,532	856,852
Term Loan B, 08/21/22 (c)	1,827,482	405,092
Bass Pro Group LLC Term Loan B, 5.750%, 3M LIBOR + 5.000%, 09/25/24	1,686,965	1,677,158
Beacon Roofing Supply, Inc. Term Loan B, 2.397%, 1M LIBOR + 2.250%, 01/02/25	536,250	520,498
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 2.151%, 1M LIBOR + 2.000%, 02/03/24	3,843,251	3,783,200

Retail—(Continued)
David’s Bridal, Inc.
New Money Term Loan, 6.000%, PIK + 5.000%, 06/23/23 (d) (e)	226,372	208,670
Term Loan, 7.000%, 3M LIBOR + 6.000%, 06/30/23 (d) (e)	263,185	213,522
IRB Holding Corp Term Loan B, 3.750%, 3M LIBOR + 2.750%, 02/05/25	2,902,941	2,779,264
PetSmart, Inc. Term Loan, 4.500%, 3M LIBOR + 3.500%, 03/11/22	2,130,675	2,128,394
PFS Holding Corp.
1st Lien Term Loan, 01/31/21 (c)	235,625	91,894
Pier 1 Imports (U.S.), Inc. Term Loan B, 04/30/21 (c) (d) (e)	1,450,670	707,927
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	920,000	921,534
Super Priority Second Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	3,042,788	2,487,479
Steinway Musical Instruments, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 02/14/25	458,691	439,961

		22,676,991

Semiconductors—0.7%
Allegro Microsystems, Inc. Term Loan B, 09/24/27 (b)	550,000	549,313
Bright Bidco B.V. Term Loan B, 4.500%, 6M LIBOR + 3.500%, 06/30/24	1,863,599	905,841
Cabot Microelectronics Corp. Term Loan B1, 2.145%, 1M LIBOR + 2.000%, 11/17/25	659,411	651,443
Cohu, Inc. Term Loan B, 3.147%, 1M LIBOR + 3.000%, 10/01/25	685,912	661,905
MACOM Technology Solutions Holdings, Inc. Term Loan, 2.397%, 1M LIBOR + 2.250%, 05/17/24	1,121,288	1,091,574
Microchip Technology, Inc. Term Loan B, 2.150%, 1M LIBOR + 2.000%, 05/29/25	483,554	482,648
Ultra Clean Holdings, Inc. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/27/25	673,259	673,259

		5,015,983

Software—12.6%
Applied Systems, Inc. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 09/19/24	4,652,198	4,635,840
AppLovin Corp. Incremental Term Loan B, 4.147%, 1M LIBOR + 4.000%, 08/15/25	646,750	639,474
Term Loan B, 3.647%, 1M LIBOR + 3.500%, 08/15/25	3,990,538	3,944,400
Aptean, Inc. Term Loan, 4.397%, 1M LIBOR + 4.250%, 04/23/26	2,685,925	2,620,456
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	1,358,000	1,344,844
Athenahealth, Inc. Term Loan B, 4.750%, 3M LIBOR + 4.500%, 02/11/26	2,647,343	2,617,561
Banff Merger Sub, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 10/02/25	5,089,723	4,954,209
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 4.552%, 3M LIBOR + 4.250%, 09/05/25	808,500	794,351

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Camelot U.S. Acquisition LLC Term Loan B, 3.147%, 1M LIBOR + 3.000%, 10/30/26	1,637,625	$1,615,791
Castle U.S. Holding Corp. Term Loan B, 3.970%, 3M LIBOR + 3.750%, 01/29/27	913,903	882,298
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	2,693,394	2,678,804
CentralSquare Technologies, LLC Term Loan B, 3.897%, 1M LIBOR + 3.750%, 08/29/25	786,000	708,579
Ceridian HCM Holding, Inc. Term Loan B, 2.600%, 1W LIBOR + 2.500%, 04/30/25	1,347,500	1,307,075
Cornerstone OnDemand, Inc. Term Loan B, 4.406%, 1M LIBOR + 4.250%, 04/22/27	3,625,000	3,623,869
Epicor Software Corp. Term Loan, 5.250%, 1M LIBOR + 4.250%, 07/30/27	6,331,547	6,316,510
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/13/24	3,370,279	3,167,220
Flexera Software LLC 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 02/26/25	729,996	726,671
GlobalLogic Holdings, Inc.
1st Lien Term Loan, 2.897%, 1M LIBOR + 2.750%, 08/01/25	1,374,546	1,339,038
Incremental Term Loan B2, 4.500%, 1M LIBOR + 3.750%, 08/13/27	725,000	721,375
Hyland Software, Inc. Term Loan 3, 4.000%, 1M LIBOR + 3.250%, 07/01/24	8,773,574	8,740,673
Informatica LLC Term Loan B, 3.397%, 3M LIBOR + 3.250%, 02/25/27	5,547,125	5,426,935
Inovalon Holdings, Inc. Term Loan B1, 3.188%, 1M LIBOR + 3.000%, 04/02/25	1,068,327	1,048,629
MA FinanceCo. LLC
Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/05/25	1,700,000	1,694,687
Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 06/21/24	437,788	419,839
Marcel LUX IV Sarl
Term Loan B, 09/22/27 (b)	425,000	423,938
Term Loan B1, 3.395%, 1M LIBOR + 3.250%, 03/15/26	987,500	964,047
Navicure, Inc.
Incremental Term Loan B, 4.750%, 1M LIBOR + 4.000%, 10/22/26	475,000	465,500
Term Loan B, 4.147%, 1M LIBOR + 4.000%, 10/22/26	1,393,000	1,365,140
Renaissance Holding Corp. 1st Lien Term Loan, 3.397%, 1M LIBOR + 3.250%, 05/30/25	606,001	586,306
Seattle Spinco, Inc. Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 06/21/24	2,956,491	2,835,458
SkillSoft Corp.
1st Lien Term Loan, 8.500%, 3M LIBOR + 7.500%, 12/27/24	345,813	349,271
2nd Lien Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/27/25	1,142,560	1,131,134
SolarWinds Holdings, Inc. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 02/05/24	3,566,785	3,509,716
Solera LLC Term Loan B, 2.938%, 2M LIBOR + 2.750%, 03/03/23	1,740,388	1,707,134
Sophia, L.P. 1st Lien Term Loan, 09/22/27 (b)	400,000	398,062
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 1.897%, 1M LIBOR + 1.750%, 04/16/25	991,760	962,833

Software—(Continued)
SS&C Technologies, Inc. Term Loan B3, 1.897%, 1M LIBOR + 1.750%, 04/16/25	1,411,618	1,370,445
STG-Fairway Holdings, LLC Term Loan B, 3.470%, 3M LIBOR + 3.250%, 01/31/27	374,063	364,867
SurveyMonkey, Inc. Term Loan B, 3.897%, 1M LIBOR + 3.750%, 10/10/25	1,149,867	1,145,555
Tibco Software, Inc. Term Loan B, 3.897%, 1M LIBOR + 3.750%, 06/30/26	3,571,709	3,491,345
Ultimate Software Group, Inc. (The)
Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 05/04/26	3,800,000	3,794,361
Term Loan B, 3.897%, 1M LIBOR + 3.750%, 05/04/26	1,460,250	1,450,782
Veritas U.S., Inc. Term Loan B, 6.500%, 3M LIBOR + 5.500%, 09/01/25	2,400,000	2,349,600
Vero Parent, Inc. Term Loan B, 6.506%, 3M LIBOR + 6.250%, 08/16/24	1,358,280	1,340,170
VS Buyer, LLC Term Loan B, 3.397%, 1M LIBOR + 3.250%, 02/28/27	1,069,625	1,054,918

		93,029,710

Telecommunications—5.2%
Altice France S.A. Term Loan B13, 4.152%, 1M LIBOR + 4.000%, 08/14/26	497,468	484,161
Cablevision Lightpath LLC Term Loan B, 09/16/27 (b)	325,000	323,172
CenturyLink, Inc. Term Loan B, 2.397%, 1M LIBOR + 2.250%, 03/15/27	6,352,000	6,114,365
Colorado Buyer, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 05/01/24	1,475,438	1,298,385
CommScope, Inc. Term Loan B, 3.397%, 1M LIBOR + 3.250%, 04/06/26	1,534,500	1,499,015
CPI International, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/26/24	567,287	551,214
Digicel International Finance, Ltd. Term Loan B, 3.800%, 6M LIBOR + 3.250%, 05/28/24	1,479,260	1,306,679
Infoblox, Inc. 1st Lien Term Loan, 4.647%, 1M LIBOR + 4.500%, 11/07/23	1,185,220	1,188,553
Intelsat Jackson Holdings S.A.
Term Loan, 3.600%, 3M LIBOR + 5.500%, 07/13/22 (f)	474,019	483,697
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24 †	1,600,000	1,617,429
IPC Corp. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 08/06/21 (e)	880,630	636,878
Level 3 Financing, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,668,453
LogMeIn, Inc. Term Loan B, 4.906%, 3M LIBOR + 4.750%, 08/14/27	1,425,000	1,379,875
Milano Acquisition Corp. Term Loan, 08/13/27 (b)	2,700,000	2,678,062
Numericable Group S.A. Term Loan B11, 2.897%, 1M LIBOR + 2.750%, 07/31/25	1,741,500	1,663,568
Onvoy LLC 1st Lien Term Loan B, 5.500%, 1M LIBOR + 4.500%, 02/10/24	844,859	812,649
Plantronics, Inc. Term Loan B, 2.720%, 1M LIBOR + 2.500%, 07/02/25	1,646,813	1,552,121

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
SBA Senior Finance II LLC Term Loan B, 1.896%, 1M LIBOR + 1.750%, 04/11/25	1,858,166	$1,814,615
Switch, Ltd. Term Loan B1, 2.396%, 1M LIBOR + 2.250%, 06/27/24	150,000	149,719
T-Mobile U.S.A., Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 04/01/27	2,842,875	2,844,143
Telenet Financing USD LLC Term Loan AR, 2.152%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,384,790
Telesat Canada Term Loan B5, 2.900%, 1M LIBOR + 2.750%, 12/07/26	1,215,813	1,179,338
West Corp.
Term Loan, 5.000%, 1M LIBOR + 4.000%, 10/10/24	1,607,557	1,470,341
Term Loan B1, 4.500%, 1M LIBOR + 3.500%, 10/10/24	293,250	265,941
Zayo Group Holdings, Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 03/09/27	2,263,625	2,202,027

		38,569,190

Transportation—0.2%
Kenan Advantage Group, Inc.
Term Loan, 4.000%, 1M LIBOR + 3.000%, 07/31/22	557,898	538,023
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/31/22	170,745	164,662
PODS LLC 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 12/06/24	574,609	564,075
XPO Logistics, Inc. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 02/24/25	575,000	566,435

		1,833,195

Total Floating Rate Loans (Cost $724,259,259)		695,412,852

Corporate Bonds & Notes—3.6%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	3,145,650

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	250,000	263,125
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,350,000	1,415,543

		1,678,668

Commercial Services—0.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	772,125
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	854,250
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	654,687
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	330,171

		2,611,233

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	279,469

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	422,875

Electric—0.3%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	307,242
5.250%, 06/01/26 (144A)	2,000,000	2,080,140

		2,387,382

Entertainment—0.1%
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	264,375
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	250,000	265,938

		530,313

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	631,250

Food—0.1%
Del Monte Foods, Inc. 11.875%, 05/15/25 (144A)	975,000	1,029,844

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	1,500,000	1,567,500

Machinery-Diversified—0.1%
Clark Equipment Co. 5.875%, 06/01/25 (144A)	125,000	129,219
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	519,632

		648,851

Media—0.5%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	389,125
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	235,612
5.250%, 08/15/27 (144A)	200,000	195,000
6.375%, 05/01/26	105,163	109,556
8.375%, 05/01/27	190,609	187,750
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	821,952
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,798,000	1,883,405

		3,822,400

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*/ Shares	Value

Oil & Gas—0.3%
CITGO Petroleum Corp.
6.250%, 08/15/22 (144A)	1,000,000	$991,685
7.000%, 06/15/25 (144A)	1,275,000	1,257,469

		2,249,154

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	389,306

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	534,030

Telecommunications—0.6%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	480,937
7.375%, 05/01/26 (144A)	500,000	523,950
CenturyLink, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,523,865
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,084,800

		4,613,552

Total Corporate Bonds & Notes (Cost $26,161,175)		26,541,477

Common Stocks—0.6%

Advertising—0.0%
CM Acquisition Co. (g) (h)	3,472	199,640

Commercial Services—0.1%
IAP Worldwide Services LLC † (d) (e) (g) (h)	44	664,990

Diversified Consumer Services—0.0%
RDV Resources, Inc. - Class A (d) (e) (g) (h)	21,140	0

Electric Utilities—0.1%
Longview Intermediate Holdings Co. LLC (d) (e) (g) (h)	39,089	317,794

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	303,359

Internet Software & Services—0.0%
Answers Corp. (d) (e) (g) (h)	29,070	21,512

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	43,727
Cumulus Media, Inc. - Class A (g) (h)	40,548	217,743
iHeartMedia, Inc. - Class A (g) (h)	18,596	150,999

		412,469

Metals & Mining—0.1%
ACNR Holdings, Inc. (g) (h)	3,147	25,176
AFG Holdings, Inc. (d) (e) (g) (h)	24,746	489,476

		514,652

Oil, Gas & Consumable Fuels—0.0%
Fieldwood Energy LLC (g) (h)	1,397	140
Fieldwood Energy LLC (Rights Offering Shares) (g) (h)	6,048	605
Paragon Offshore Finance Co. - Class A (g) (h)	1,527	458
Paragon Offshore Finance Co. - Class B (g) (h)	764	4,584
Samson Resources II LLC - Class A (g) (h)	19,666	127,829
Sunrise Oil & Gas, Inc. - Class A (g) (h)	12,446	74,676

		208,292

Retail—0.0%
David’s Bridal, Inc. (d) (e) (g) (h)	18,015	163,756

Software—0.2%
SkillSoft Corp. - Class A (g) (h)	10,701	1,498,140

Total Common Stocks (Cost $5,756,214)		4,304,604

Preferred Stocks—0.0%

Retail—0.0%
David’s Bridal, Inc.
Series A, (d) (e) (h)	501	40,080
Series B, (d) (e) (h)	2,042	165,320
DBI Investors, Inc. Series A , (d) (e) (h)	852	68,441

		273,841

Metals & Mining—0.0%
ACNR Holdings, Inc. (g)	1,486	14,860

Total Preferred Stocks (Cost $165,320)		288,701

Warrant—0.0%

Retail—0.0%
David’s Bridal, Inc. (d) (e) (g) (h) (Cost $0)	3,478	0

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—3.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $22,966,601; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/27, with a market value of $23,426,026.	22,966,601	$22,966,601

Total Short-Term Investments (Cost $22,966,601)		22,966,601

Total Investments—101.1% (Cost $779,308,569)		749,514,235
Unfunded Loan Commitments—(0.1)% (Cost $(406,724))		(406,724)
Net Investments—101.0% (Cost $778,901,845)		749,107,511
Other assets and liabilities (net)—(1.0)%		(7,792,846)

Net Assets—100.0%		$741,314,665

†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $3,181,770, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.6% of net assets.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $26,244,171, which is 3.5% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Global Eagle Entertainment, Inc. 01/06/23	10/06/17	1,064,306	$1,054,465	$741,023
Global Eagle Entertainment, Inc., 11.250%, 01/22/21	07/23/20	158,328	155,249	158,328
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,138	664,990
Intelsat Jackson Holdings S.A., 8.750%, 01/02/24	12/14/17	1,600,000	1,600,000	1,617,429

				$3,181,770

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$4,654,509	$—	$4,654,509
Aerospace/Defense	—	11,315,947	—	11,315,947
Airlines	—	3,025,084	—	3,025,084
Auto Parts & Equipment	—	18,393,478	—	18,393,478
Beverages	—	1,662,486	—	1,662,486
Building Materials	—	8,765,584	—	8,765,584
Chemicals	—	29,951,854	—	29,951,854
Coal	—	953,769	—	953,769
Commercial Services	—	41,332,273	221,494	41,553,767
Computers	—	13,799,797	—	13,799,797
Distribution/Wholesale	—	13,408,809	—	13,408,809
Diversified Financial Services	—	35,167,280	—	35,167,280
Electric	—	7,051,387	124,772	7,176,159
Electrical Components & Equipment	—	539,112	—	539,112
Electronics	—	1,816,829	—	1,816,829
Engineering & Construction	—	3,048,148	—	3,048,148
Entertainment	—	19,549,428	—	19,549,428
Environmental Control	—	11,833,218	—	11,833,218
Food	—	13,870,494	—	13,870,494
Food Service	—	1,743,390	—	1,743,390
Forest Products & Paper	—	1,298,981	—	1,298,981
Gas	—	912,296	—	912,296
Hand/Machine Tools	—	2,077,181	—	2,077,181
Healthcare-Products	—	8,158,618	—	8,158,618
Healthcare-Services	—	34,748,638	—	34,748,638
Holding Companies-Diversified	—	944,341	—	944,341
Home Builders	—	924,071	—	924,071
Home Furnishings	—	372,395	—	372,395
Household Products/Wares	—	3,747,905	—	3,747,905
Housewares	—	359,848	86,512	446,360
Insurance	—	28,578,256	—	28,578,256
Internet	—	24,047,530	—	24,047,530
Investment Companies	—	2,893,820	—	2,893,820
Iron/Steel	—	1,268,067	—	1,268,067
Leisure Time	—	9,292,072	—	9,292,072
Lodging	—	9,499,533	—	9,499,533
Machinery-Construction & Mining	—	3,940,988	—	3,940,988
Machinery-Diversified	—	13,955,194	—	13,955,194
Media	—	43,331,151	—	43,331,151
Metal Fabricate/Hardware	—	11,070,626	—	11,070,626
Mining	—	346,347	—	346,347

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Miscellaneous Manufacturing	$—	$10,686,949	$—	$10,686,949
Oil & Gas (Less Unfunded Loan Commitments of $169,715)	—	7,625,959	—	7,625,959
Oil & Gas Services	—	578,615	—	578,615
Packaging & Containers	—	16,883,511	—	16,883,511
Pharmaceuticals	—	33,842,081	—	33,842,081
Pipelines	—	6,122,283	—	6,122,283
Real Estate	—	7,810,141	—	7,810,141
Real Estate Investment Trusts	—	6,485,017	—	6,485,017
Retail	—	21,546,872	1,130,119	22,676,991
Semiconductors	—	5,015,983	—	5,015,983
Software	—	93,029,710	—	93,029,710
Telecommunications (Less Unfunded Loan Commitments of $237,009)	—	38,332,181	—	38,332,181
Transportation	—	1,833,195	—	1,833,195
Total Floating Rate Loans (Less Unfunded Loan Commitments of $406,724)	—	693,443,231	1,562,897	695,006,128
Total Corporate Bonds & Notes*	—	26,541,477	—	26,541,477
Common Stocks
Advertising	—	199,640	—	199,640
Commercial Services	—	—	664,990	664,990
Diversified Consumer Services	—	—	0	0
Electric Utilities	—	—	317,794	317,794
Energy Equipment & Services	—	303,359	—	303,359
Internet Software & Services	—	—	21,512	21,512
Media	412,469	—	—	412,469
Metals & Mining	—	25,176	489,476	514,652
Oil, Gas & Consumable Fuels	—	208,292	—	208,292
Retail	—	—	163,756	163,756
Software	—	1,498,140	—	1,498,140
Total Common Stocks	412,469	2,234,607	1,657,528	4,304,604
Preferred Stocks
Metals & Mining	—	14,860	—	14,860
Retail	—	—	273,841	273,841
Total Preferred Stocks	—	14,860	273,841	288,701
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	22,966,601	—	22,966,601
Total Net Investments	$412,469	$745,200,776	$3,494,266	$749,107,511

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $391,681 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—30.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—13.8%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	218,580	$232,351
4.500%, 03/01/25	572,395	607,804
Fannie Mae ARM Pool
2.078%, 6M LIBOR + 1.128%, 11/01/33 (a)	3,739	3,758
2.117%, 6M LIBOR + 1.585%, 03/01/36 (a)	108,297	112,290
2.119%, 12M LIBOR + 1.494%, 07/01/33 (a)	23,067	23,145
2.268%, 6M LIBOR + 1.166%, 11/01/33 (a)	1,270	1,270
2.280%, 6M LIBOR + 1.404%, 03/01/35 (a)	17,179	17,695
2.290%, 6M LIBOR + 1.415%, 06/01/32 (a)	8,341	8,390
2.301%, 6M LIBOR + 1.430%, 02/01/36 (a)	27,012	27,857
2.315%, 1Y H15 + 2.065%, 12/01/25 (a)	7,231	7,237
2.395%, 12M LIBOR + 1.645%, 09/01/39 (a)	2,195	2,206
2.418%, 12M LIBOR + 1.503%, 07/01/33 (a)	29,866	30,068
2.463%, 12M LIBOR + 1.690%, 08/01/37 (a)	10,830	11,341
2.470%, 12M LIBOR + 1.720%, 08/01/35 (a)	26,173	26,451
2.479%, 12M LIBOR + 1.713%, 09/01/37 (a)	1,042	1,062
2.497%, 6M LIBOR + 1.435%, 12/01/32 (a)	182,267	183,885
2.506%, 6M LIBOR + 1.546%, 12/01/34 (a)	26,663	27,582
2.524%, 1Y H15 + 2.149%, 08/01/33 (a)	43,383	43,317
2.550%, 1Y H15 + 2.300%, 09/01/32 (a)	2,566	2,572
2.595%, 12M LIBOR + 1.640%, 05/01/33 (a)	9,472	9,556
2.598%, 1Y H15 + 2.223%, 07/01/35 (a)	11,485	11,964
2.606%, 6M LIBOR + 1.165%, 03/01/28 (a)	4,001	4,021
2.655%, 1Y H15 + 2.280%, 07/01/32 (a)	2,289	2,300
2.656%, 1Y H15 + 2.290%, 08/01/32 (a)	8,703	8,701
2.675%, 1Y H15 + 2.175%, 06/01/30 (a)	7,451	7,474
2.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	47,555	47,800
2.735%, 6M LIBOR + 1.671%, 03/01/37 (a)	4,027	4,196
2.786%, 6M LIBOR + 1.413%, 11/01/34 (a)	4,158	4,206
2.790%, 12M LIBOR + 1.690%, 11/01/35 (a)	17,265	17,582
2.791%, 6M LIBOR + 1.570%, 11/01/35 (a)	43,469	45,059
2.854%, 6M LIBOR + 1.620%, 11/01/32 (a)	21,358	21,459
2.981%, 6M LIBOR + 2.106%, 09/01/33 (a)	22,726	22,841
2.985%, 1Y H15 + 2.119%, 09/01/37 (a)	10,062	10,106
2.991%, 6M LIBOR + 1.758%, 06/01/28 (a)	1,749	1,763
2.998%, 6M LIBOR + 2.123%, 08/01/33 (a)	18,990	19,111
3.003%, 1Y H15 + 2.247%, 03/01/38 (a)	14,761	14,855
3.025%, 1Y H15 + 2.525%, 05/01/32 (a)	2,339	2,325
3.047%, 6M LIBOR + 1.657%, 04/01/36 (a)	29,002	30,162
3.059%, 12M LIBOR + 1.679%, 11/01/36 (a)	1,050,586	1,099,836
3.100%, 12M LIBOR + 1.612%, 01/01/36 (a)	30,741	32,169
3.110%, 6M LIBOR + 1.538%, 09/01/35 (a)	7,266	7,363
3.117%, 1Y H15 + 2.010%, 06/01/25 (a)	28,430	28,639
3.150%, 6M LIBOR + 2.275%, 08/01/32 (a)	24,095	24,267
3.186%, 1Y H15 + 1.686%, 03/01/33 (a)	800	805
3.273%, 12M LIBOR + 1.905%, 11/01/35 (a)	398,788	420,269
3.317%, 1Y H15 + 1.880%, 08/01/29 (a)	1,959	1,963
3.366%, 1Y H15 + 2.360%, 11/01/34 (a)	1,486,893	1,572,281
3.375%, 6M LIBOR + 2.250%, 05/01/34 (a)	23,002	23,166
3.379%, 1Y H15 + 2.178%, 11/01/35 (a)	1,249,164	1,310,452
3.382%, 12M LIBOR + 1.582%, 03/01/33 (a)	37,415	37,926
3.414%, 1Y H15 + 2.212%, 09/01/36 (a)	629	632
3.420%, 12M LIBOR + 1.420%, 03/01/36 (a)	5,007	5,038
3.425%, 1Y H15 + 1.675%, 11/01/32 (a)	8,880	8,888
3.450%, 1Y H15 + 1.874%, 02/01/25 (a)	32,563	32,697

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
3.453%, 1Y H15 + 2.083%, 07/01/33 (a)	23,053	23,225
3.465%, 1Y H15 + 2.291%, 01/01/32 (a)	2,563	2,641
3.500%, 12M LIBOR + 1.750%, 04/01/34 (a)	34,487	34,883
3.526%, 1Y H15 + 2.144%, 04/01/27 (a)	1,806	1,826
3.530%, 12M LIBOR + 1.530%, 02/01/33 (a)	31,546	31,728
3.550%, 12M LIBOR + 1.550%, 02/01/44 (a)	27,860	27,919
3.585%, 12M LIBOR + 1.585%, 02/01/36 (a)	10,782	10,938
3.611%, 1Y H15 + 2.466%, 07/01/28 (a)	2,741	2,756
3.625%, 6M LIBOR + 2.250%, 10/01/33 (a)	19,575	19,769
3.662%, 1Y H15 + 2.162%, 07/01/33 (a)	21,420	21,507
3.667%, 12M LIBOR + 1.810%, 04/01/40 (a)	2,145	2,159
3.684%, 12M LIBOR + 1.684%, 12/01/32 (a)	5,040	5,055
3.685%, 12M LIBOR + 1.810%, 04/01/35 (a)	200,089	209,147
3.698%, 1Y H15 + 2.371%, 09/01/33 (a)	992	999
3.713%, 12M LIBOR + 1.713%, 02/01/32 (a)	63,510	64,125
3.730%, 1Y H15 + 2.105%, 07/01/25 (a)	120	120
3.752%, 12M LIBOR + 1.710%, 09/01/35 (a)	1,640,789	1,721,083
3.759%, 1Y H15 + 2.227%, 09/01/33 (a)	3,952	3,982
3.763%, 1Y H15 + 2.195%, 03/01/30 (a)	682	685
3.775%, 1Y H15 + 2.275%, 06/01/35 (a)	41,922	42,034
3.778%, 12M LIBOR + 1.778%, 12/01/35 (a)	118,166	118,540
3.780%, 12M LIBOR + 1.655%, 08/01/34 (a)	1,020	1,023
3.788%, 1Y H15 + 2.270%, 08/01/30 (a)	11,497	11,529
3.815%, 12M LIBOR + 1.815%, 03/01/36 (a)	10,134	10,178
3.815%, 12M LIBOR + 1.815%, 03/01/37 (a)	838	846
3.819%, 1Y H15 + 2.152%, 12/01/33 (a)	46,034	46,184
3.820%, 1Y H15 + 2.270%, 01/01/29 (a)	8,897	8,921
3.824%, 12M LIBOR + 1.699%, 10/01/33 (a)	28,803	28,949
3.825%, 12M LIBOR + 1.770%, 11/01/36 (a)	759	796
3.879%, 12M LIBOR + 1.879%, 03/01/36 (a)	24,215	24,365
3.895%, 1Y H15 + 2.270%, 01/01/32 (a)	7,976	7,992
3.910%, 1Y H15 + 2.285%, 02/01/35 (a)	30,834	30,901
3.966%, 12M LIBOR + 1.779%, 10/01/36 (a)	2,645	2,774
3.980%, 1Y H15 + 2.408%, 04/01/36 (a)	2,649	2,703
3.998%, 1Y H15 + 1.998%, 10/01/32 (a)	10,972	10,943
4.020%, 1Y H15 + 2.270%, 09/01/30 (a)	20,749	20,801
Fannie Mae Connecticut Avenue Securities (CMO)
2.748%, 1M LIBOR + 2.600%, 05/25/24 (a)	4,358,900	3,815,282
3.048%, 1M LIBOR + 2.900%, 07/25/24 (a)	2,514,744	2,470,639
3.148%, 1M LIBOR + 3.000%, 07/25/24 (a)	4,704,697	4,111,004
3.148%, 1M LIBOR + 3.000%, 10/25/29 (a)	4,592,568	4,569,503
3.698%, 1M LIBOR + 3.550%, 07/25/29 (a)	2,108,134	2,168,652
4.148%, 1M LIBOR + 4.000%, 05/25/25 (a)	3,644,322	3,687,155
4.398%, 1M LIBOR + 4.250%, 01/25/29 (a)	1,262,152	1,307,606
4.398%, 1M LIBOR + 4.250%, 04/25/29 (a)	999,782	1,022,384
4.448%, 1M LIBOR + 4.300%, 02/25/25 (a)	3,127,319	3,178,234
4.498%, 1M LIBOR + 4.350%, 05/25/29 (a)	2,166,391	2,238,388
4.598%, 1M LIBOR + 4.450%, 01/25/29 (a)	1,518,053	1,566,076
4.698%, 1M LIBOR + 4.550%, 02/25/25 (a)	1,101,644	1,112,706
5.048%, 1M LIBOR + 4.900%, 11/25/24 (a)	3,315,801	3,438,094
5.148%, 1M LIBOR + 5.000%, 11/25/24 (a)	1,442,795	1,474,664
5.148%, 1M LIBOR + 5.000%, 07/25/25 (a)	3,924,612	4,014,553
5.398%, 1M LIBOR + 5.250%, 10/25/23 (a)	2,848,833	2,775,435
7.098%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,660,516	1,777,799

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO) 3.500%, 03/15/43	291,825	$299,777
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
1.498%, 1M LIBOR + 1.350%, 03/25/29 (a)	20,295	20,295
2.348%, 1M LIBOR + 2.200%, 02/25/24 (a)	103,902	103,974
2.498%, 1M LIBOR + 2.350%, 04/25/30 (a)	2,978,869	2,995,629
2.648%, 1M LIBOR + 2.500%, 03/25/30 (a)	2,000,000	2,017,684
3.398%, 1M LIBOR + 3.250%, 05/25/25 (a)	2,780,000	2,780,005
3.448%, 1M LIBOR + 3.300%, 10/25/27 (a)	3,088,540	3,142,894
3.598%, 1M LIBOR + 3.450%, 10/25/29 (a)	4,820,000	4,959,536
3.698%, 1M LIBOR + 3.550%, 08/25/29 (a)	4,985,996	5,130,757
3.748%, 1M LIBOR + 3.600%, 04/25/24 (a)	1,268,654	1,170,246
3.898%, 1M LIBOR + 3.750%, 09/25/24 (a)	4,990,000	5,099,868
3.948%, 1M LIBOR + 3.800%, 03/25/25 (a)	1,177,960	1,183,693
4.048%, 1M LIBOR + 3.900%, 12/25/27 (a)	4,337,768	4,370,633
4.148%, 1M LIBOR + 4.000%, 08/25/24 (a)	209,451	213,455
4.248%, 1M LIBOR + 4.100%, 08/25/24 (a)	2,171,776	2,188,156
4.298%, 1M LIBOR + 4.150%, 01/25/25 (a)	2,164,350	2,169,819
4.698%, 1M LIBOR + 4.550%, 10/25/24 (a)	3,715,306	3,733,979
4.798%, 1M LIBOR + 4.650%, 10/25/28 (a)	3,238,700	3,364,413
4.848%, 1M LIBOR + 4.700%, 03/25/28 (a)	1,663,801	1,719,416
4.898%, 1M LIBOR + 4.750%, 10/25/24 (a)	724,655	730,122
5.298%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,463,975	2,538,211
5.725%, 1M LIBOR + 5.550%, 07/25/28 (a)	6,227,507	6,600,380
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (b)	5,000,000	5,195,313
2.500%, TBA (b)	16,560,000	17,289,675

		132,562,283

U.S. Treasury—16.7%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (c)	12,536,700	13,589,832
U.S. Treasury Notes
1.500%, 02/28/23	14,000,000	14,457,187
1.625%, 04/30/23	32,000,000	33,216,250
1.750%, 03/31/22	19,000,000	19,457,187
1.750%, 05/15/22	10,000,000	10,260,938
2.000%, 10/31/21	3,000,000	3,059,883
2.125%, 09/30/21	13,000,000	13,254,414
2.750%, 05/31/23	18,000,000	19,241,719
2.875%, 10/31/23	19,000,000	20,577,891
2.875%, 07/31/25	12,500,000	14,061,523

		161,176,824

Total U.S. Treasury & Government Agencies (Cost $301,775,349)		293,739,107

Corporate Bonds & Notes—25.7%

Agriculture—0.5%
Altria Group, Inc. 2.350%, 05/06/25	1,200,000	1,265,033
BAT Capital Corp. 2.764%, 08/15/22	1,400,000	1,450,810

Agriculture—(Continued)
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20 (d)	1,300,000	1,305,690
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	317,189

		4,338,722

Auto Manufacturers—0.1%
Navistar International Corp. 9.500%, 05/01/25 (144A)	400,000	449,262

Banks—6.1%
Akbank T.A.S.
5.125%, 03/31/25 (144A)	700,000	647,345
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,262,590
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,941,044
Bank of Montreal 1.850%, 05/01/25	1,900,000	1,981,326
Bank of New York Mellon Corp. (The) 1.600%, 04/24/25	2,000,000	2,076,297
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	700,000	721,887
BPCE S.A.
2.375%, 01/14/25 (144A)	3,000,000	3,119,030
2.650%, 02/03/21	1,200,000	1,209,507
Citigroup, Inc.
2.350%, 08/02/21	2,100,000	2,135,380
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,000,000	2,102,175
2.900%, 12/08/21	1,000,000	1,027,348
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,075,620
Fifth Third Bancorp
1.625%, 05/05/23	1,200,000	1,232,086
2.550%, 05/05/27	1,100,000	1,183,828
Goldman Sachs Group, Inc. (The) 2.625%, 04/25/21	2,100,000	2,122,903
HSBC Holdings plc
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,495,772
2.013%, SOFR + 1.732%, 09/22/28 (a)	2,300,000	2,275,404
2.848%, SOFR + 2.387%, 06/04/31 (a)	1,200,000	1,241,619
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	3,800,000	3,945,524
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (a)	5,400,000	5,639,958
3.875%, 09/10/24	2,500,000	2,765,218
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (a)	800,000	871,119
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a)	400,000	418,710
Regions Financial Corp. 2.250%, 05/18/25 (d)	1,000,000	1,054,743
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	4,100,000	4,321,128
SVB Financial Group 3.125%, 06/05/30	400,000	446,326

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	$809,612
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (a)	2,500,000	2,596,409
2.393%, SOFR + 2.100%, 06/02/28 (a)	1,800,000	1,877,185
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,325,082

		58,922,175

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30 (d)	1,800,000	2,046,549
Coca-Cola Co. (The) 1.450%, 06/01/27	550,000	566,988

		2,613,537

Biotechnology—0.1%
Royalty Pharma plc 1.750%, 09/02/27 (144A)	700,000	699,391

Chemicals—0.6%
Air Products and Chemicals, Inc. 1.500%, 10/15/25	600,000	622,276
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A)	2,300,000	2,147,625
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	1,000,000	1,062,567
EI du Pont de Nemours and Co. 1.700%, 07/15/25	800,000	829,578
TPC Group, Inc. 10.500%, 08/01/24 (144A)	1,200,000	1,008,000
Yara International ASA 3.148%, 06/04/30 (144A)	200,000	213,874

		5,883,920

Commercial Services—0.1%
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (d)	400,000	411,000
RELX Capital, Inc. 3.000%, 05/22/30	400,000	437,410

		848,410

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 7.000%, 03/15/23 (d)	1,900,000	2,021,125
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,522,981

		3,544,106

Diversified Financial Services—0.7%
Capital One Financial Corp. 3.050%, 03/09/22	5,400,000	5,577,997
Springleaf Finance Corp. 6.125%, 03/15/24	1,200,000	1,257,000

		6,834,997

Electric—2.3%
Duke Energy Corp. 2.450%, 06/01/30	800,000	840,444
EDP Finance B.V. 1.710%, 01/24/28 (144A)	1,900,000	1,888,103
Exelon Corp. 4.050%, 04/15/30	2,400,000	2,806,896
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,582,665
3.875%, 07/19/23 (144A)	1,300,000	1,411,605
PSEG Power LLC 3.000%, 06/15/21	3,300,000	3,353,550
Southern Co. (The)
2.350%, 07/01/21	2,800,000	2,836,820
3.700%, 04/30/30 (d)	3,600,000	4,106,952
State Grid Overseas Investment, Ltd. 2.750%, 05/04/22 (144A) (d)	2,500,000	2,567,550

		22,394,585

Electrical Components & Equipment—0.1%
Emerson Electric Co. 1.800%, 10/15/27	1,200,000	1,251,229

Electronics—0.3%
Flex, Ltd. 3.750%, 02/01/26	1,400,000	1,528,762
FLIR Systems, Inc. 2.500%, 08/01/30	300,000	306,781
Honeywell International, Inc. 1.350%, 06/01/25 (d)	1,200,000	1,236,602

		3,072,145

Food—0.5%
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	1,088,398
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,217,670

		4,306,068

Gas—0.3%
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A)	2,400,000	2,483,819

Healthcare-Services—0.3%
Anthem, Inc. 2.375%, 01/15/25	700,000	743,617
Centene Corp. 3.375%, 02/15/30	1,000,000	1,037,500
CHS/Community Health Systems, Inc.
6.250%, 03/31/23	700,000	684,250
8.125%, 06/30/24 (144A) (d)	500,000	365,000
Quest Diagnostics, Inc. 2.800%, 06/30/31 (d)	400,000	431,675

		3,262,042

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—1.4%
Aflac, Inc. 3.625%, 11/15/24	2,500,000	$2,790,676
Athene Global Funding 2.800%, 05/26/23 (144A) (d)	2,400,000	2,502,609
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,075,503
Manulife Financial Corp. 2.484%, 05/19/27	1,800,000	1,925,264
Pricoa Global Funding I 2.550%, 11/24/20 (144A) (d)	3,700,000	3,712,223
Willis North America, Inc. 2.950%, 09/15/29	400,000	432,277

		13,438,552

Internet—1.5%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	4,000,000	4,388,614
Amazon.com, Inc. 2.400%, 02/22/23 (d)	1,700,000	1,782,196
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,520,858
Netflix, Inc. 5.750%, 03/01/24	1,200,000	1,323,000
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A)	900,000	917,575
2.985%, 01/19/23 (144A)	3,300,000	3,441,669

		14,373,912

Lodging—0.5%
Marriott International, Inc. 2.875%, 03/01/21 (d)	4,800,000	4,829,811

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,259,826

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (d)	700,000	708,484
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.800%, 04/01/31	1,100,000	1,140,955
CSC Holdings LLC 5.250%, 06/01/24	1,200,000	1,287,000
DISH DBS Corp.
5.875%, 07/15/22	700,000	728,000
5.875%, 11/15/24	900,000	926,807
Fox Corp. 3.050%, 04/07/25 (d)	1,700,000	1,861,170
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (d)	900,000	852,750
Walt Disney Co. (The) 1.750%, 01/13/26	1,300,000	1,350,571

		8,855,737

Mining—0.4%
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,723,604

Miscellaneous Manufacturing—0.0%
Anagram International, Inc. / Anagram Holdings LLC 10.000%, 08/15/26 PIK, (144A) (e)	105,885	90,002

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,399,632

Oil & Gas—1.7%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	718,745
Equinor ASA
1.750%, 01/22/26	1,300,000	1,348,319
2.875%, 04/06/25	4,700,000	5,108,181
Exxon Mobil Corp. 1.571%, 04/15/23	6,000,000	6,171,012
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	868,088
Masquite Energy Corp. 7.750%, 06/15/21	1,200,000	6,000
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,035,140

		16,255,485

Oil & Gas Services—0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	2,500,000	2,613,856
4.486%, 05/01/30	200,000	227,553
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	199,000	119,400

		2,960,809

Packaging & Containers—0.3%
OI European Group B.V. 4.000%, 03/15/23 (144A)	1,000,000	1,015,000
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	1,200,000	1,266,000
5.875%, 08/15/23 (144A) (d)	700,000	735,000

		3,016,000

Pharmaceuticals—2.5%
AbbVie, Inc.
2.300%, 11/21/22 (144A)	2,500,000	2,586,975
3.450%, 03/15/22 (144A)	4,900,000	5,076,320
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A) (d)	3,000,000	3,277,242
Bristol-Myers Squibb Co.
2.250%, 08/15/21	3,800,000	3,866,679
2.750%, 02/15/23	1,500,000	1,576,949
Cigna Corp.
3.750%, 07/15/23	399,000	432,356
4.125%, 11/15/25	4,000,000	4,586,480

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
2.125%, 06/01/21	1,600,000	$1,616,799
3.700%, 03/09/23	1,165,000	1,247,896

		24,267,696

Pipelines—0.7%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	400,000	391,044
Energy Transfer Operating L.P. 4.200%, 09/15/23	1,000,000	1,053,724
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,400,000	1,261,022
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,792,492
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	1,000,000	1,132,035
Williams Cos., Inc. (The) 3.500%, 11/15/30 (d)	400,000	434,640

		7,064,957

Real Estate Investment Trusts—0.5%
Simon Property Group L.P. 3.375%, 10/01/24 (d)	3,000,000	3,246,632
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A) (d)	1,200,000	1,188,006

		4,434,638

Retail—0.5%
Costco Wholesale Corp. 1.375%, 06/20/27	1,500,000	1,535,586
Dollar Tree, Inc. 3.700%, 05/15/23	3,200,000	3,441,013
KSouth Africa, Ltd.
3.000%, 12/31/22 PIK,(144A) † (e)	671,010	0
25.000%, 12/31/22 PIK, (144A) † (e)	195,854	979
Party City Holdings, Inc. 5.750%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (d)	195,885	142,996

		5,120,574

Semiconductors—0.2%
Micron Technology, Inc. 2.497%, 04/24/23	1,400,000	1,453,741

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27	1,000,000	1,055,607

Telecommunications—0.1%
AT&T, Inc. 2.300%, 06/01/27	400,000	419,596
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	450,000	455,040

		874,636

Transportation—1.1%
FedEx Corp.
3.400%, 01/14/22 (d)	800,000	829,232
3.800%, 05/15/25 (d)	3,600,000	4,066,289
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/42 (144A)	1,000,000	1,341,320
United Parcel Service, Inc. 3.900%, 04/01/25	4,000,000	4,555,061

		10,791,902

Total Corporate Bonds & Notes (Cost $240,494,910)		247,171,529

Asset-Backed Securities—23.7%

Asset-Backed - Credit Card—1.4%
American Express Credit Account Master Trust 2.990%, 12/15/23	5,662,000	5,759,896
Capital One Multi-Asset Execution Trust 2.290%, 07/15/25	1,970,000	2,045,941
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,537,521

		13,343,358

Asset-Backed - Home Equity—0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.508%, 1M LIBOR + 0.360%, 10/25/35 (a)	158,428	158,326
GSAA Home Equity Trust 1.093%, 1M LIBOR + 0.945%, 02/25/35 (a)	351,395	351,397
RAAC Trust 0.848%, 1M LIBOR + 0.700%, 03/25/34 (a)	124,136	122,649

		632,372

Asset-Backed - Other—22.2%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	463,339
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,281,429	2,436,296
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.973%, 1M LIBOR + 0.825%, 06/25/34 (a)	146,689	149,260
AMMC CLO, Ltd. 1.535%, 3M LIBOR + 1.260%, 01/15/32 (144A) (a)	1,995,129	1,988,234
Ares Euro CLO B.V.
0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,735,042
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	578,830
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	579,405
Atrium XIII 2.056%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	967,500
Atrium XIV LLC 1.971%, 3M LIBOR + 1.700%, 08/23/30 (144A) (a)	300,000	297,728
Atrium XV 2.006%, 3M LIBOR + 1.750%, 01/23/31 (144A) (a)	1,000,000	992,667
Bain Capital Credit CLO
1.216%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,470,998
1.406%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	971,846

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BCC Middle Market CLO LLC 2.422%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	$1,544,123
Blackrock European CLO IX DAC
0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	3,038,974
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	923,813
BlueMountain CLO, Ltd.
1.390%, 08/15/31 (144A) (a)	2,467,643	2,439,853
1.972%, 3M LIBOR + 1.700%, 10/20/31 (144A) (a)	3,000,000	2,949,105
2.015%, 3M LIBOR + 1.770%, 10/25/30 (144A) (a)	3,200,000	3,167,344
2.022%, 3M LIBOR + 1.750%, 10/20/30 (144A) (a)	3,000,000	2,965,845
2.445%, 3M LIBOR + 2.200%, 10/25/30 (144A) (a)	714,285	688,240
2.472%, 3M LIBOR + 2.200%, 10/20/30 (144A) (a)	700,000	672,349
BlueMountain Fuji EUR CLO
0.910%, 3M EURIBOR + 0.910%, 01/15/33 (144A) (EUR) (a)	4,500,000	5,270,326
1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,613,081
BlueMountain Fuji U.S. CLO, Ltd. 1.975%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,888,184
Burnham Park CLO, Ltd. 1.772%, 3M LIBOR + 1.500%, 10/20/29 (144A) (a)	1,116,142	1,098,449
Carlyle Global Market Strategies CLO, Ltd.
1.875%, 3M LIBOR + 1.600%, 07/15/30 (144A) (a)	2,000,000	1,948,648
Carlyle GMS Finance MM CLO LLC 2.475%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	964,350
Carlyle U.S. CLO, Ltd.
1.672%, 3M LIBOR + 1.400%, 01/20/30 (144A) (a)	5,370,000	5,186,115
2.072%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	939,905
2.622%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	500,000	479,939
Catamaran CLO, Ltd. 3.222%, 3M LIBOR + 2.950%, 10/18/26 (144A) (a)	2,384,800	2,379,494
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,270,000	1,284,122
Cole Park CLO, Ltd. 1.872%, 3M LIBOR + 1.600%, 10/20/28 (144A) (a)	857,143	846,548
Colombia Cent CLO, Ltd. 1.845%, 3M LIBOR + 1.600%, 10/25/28 (144A) (a)	769,231	759,324
Cook Park CLO Ltd. 1.393%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,459,655
Countrywide Asset-Backed Certificates 0.898%, 1M LIBOR + 0.750%, 03/25/34 (a)	94,150	93,707
Dryden 41 Senior Loan Fund 1.245%, 3M LIBOR + 0.970%, 04/15/31 (144A) (a)	1,500,000	1,481,190
Dryden 45 Senior Loan Fund
1.675%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,961,342
1.975%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	5,300,000	5,240,062
Dryden 58 CLO, Ltd. 1.773%, 3M LIBOR + 1.500%, 07/17/31 (144A) (a)	750,000	735,313
Dryden 70 CLO, Ltd. 1.971%, 3M LIBOR + 1.700%, 01/16/32 (144A) (a)	280,290	277,051
Dunedin Park CLO DAC 1.750%, 3M EURIBOR + 1.750%, 10/22/32 (144A) (EUR) (a)	900,000	1,056,595
Euro-Galaxy V CLO B.V. 1.600%, 3M EURIBOR + 1.600%, 11/10/30 (144A) (EUR) (a)	1,000,000	1,171,343
Galaxy CLO, Ltd. 1.956%, 3M LIBOR + 1.700%, 11/22/31 (144A) (a)	1,800,000	1,786,961
Halcyon Loan Advisors Funding, Ltd. 2.072%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,456,941

Asset-Backed - Other—(Continued)
Holland Park CLO DAC
0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	11,589,900
1.650%, 3M EURIBOR + 1.650%, 11/14/32 (144A) (EUR) (a)	1,800,000	2,108,871
HPS Loan Management, Ltd.
1.975%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	3,000,000	2,962,950
2.425%, 3M LIBOR + 2.150%, 10/15/30 (144A) (a)	600,000	594,784
Invitation Homes Trust
1.001%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	5,273,486	5,257,922
1.151%, 1M LIBOR + 1.000%, 07/17/37 (144A) (a)	4,233,085	4,233,754
1.251%, 1M LIBOR + 1.100%, 01/17/38 (144A) (a)	1,469,615	1,469,675
LCM, Ltd.
1.342%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	3,000,000	2,977,071
1.722%, 3M LIBOR + 1.450%, 10/20/28 (144A) (a)	2,400,000	2,352,422
1.872%, 3M LIBOR + 1.600%, 10/20/30 (144A) (a)	500,000	491,572
1.872%, 3M LIBOR + 1.600%, 04/20/31 (144A) (a)	450,000	438,255
2.072%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	947,621
Long Point Park CLO, Ltd. 1.973%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	962,616
Madison Park Euro Funding VIII DAC
0.950%, 3M EURIBOR + 0.950%, 04/15/32 (144A) (EUR) (a)	8,000,000	9,318,912
1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	1,031,390
Madison Park Euro Funding XIV DAC 1.120%, 3M EURIBOR + 1.120%, 07/15/32 (144A) (EUR) (a)	1,400,000	1,636,390
Madison Park Funding, Ltd.
1.945%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,588,314
1.958%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	991,576
2.022%, 3M LIBOR + 1.750%, 10/18/30 (144A) (a)	5,300,000	5,226,722
2.275%, 3M LIBOR + 2.000%, 01/15/33 (144A) (a)	250,000	237,901
2.458%, 3M LIBOR + 2.200%, 10/22/30 (144A) (a)	750,000	736,907
Magnetite, Ltd. 1.872%, 3M LIBOR + 1.600%, 10/18/31 (144A) (a)	3,000,000	2,951,658
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (a)	1,193,881	1,210,153
2.750%, 01/25/61 (144A) (a)	2,103,859	2,167,016
3.250%, 05/25/62 (144A) (a)	2,410,043	2,507,351
3.500%, 05/25/58 (144A) (a)	1,171,463	1,221,660
3.500%, 04/25/66 (144A) (a)	3,003,930	3,190,983
Neuberger Berman CLO XXII, Ltd. 1.923%, 3M LIBOR + 1.650%, 10/17/30 (144A) (a)	2,600,000	2,585,682
Neuberger Berman CLO, Ltd.
1.671%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,681,434
1.875%, 3M LIBOR + 1.600%, 01/15/28 (144A) (a)	1,000,000	967,712
Neuberger Berman Loan Advisers CLO 27, Ltd. 1.975%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	1,000,000	952,171
Neuberger Berman Loan Advisers CLO 32, Ltd. 2.922%, 3M LIBOR + 2.650%, 01/19/32 (144A) (a)	1,000,000	998,805
Newark BSL CLO 2, Ltd. 2.595%, 3M LIBOR + 2.350%, 07/25/30 (144A) (a)	254,559	253,697
NZCG Funding, Ltd. 1.784%, 3M LIBOR + 1.550%, 02/26/31 (144A) (a)	490,000	475,643
Octagon Investment Partners 18-R, Ltd. 2.971%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	355,679
Octagon Investment Partners LLC 2.672%, 3M LIBOR + 2.400%, 07/20/30 (144A) (a)	126,643	125,635

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners, Ltd.
1.245%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	1,200,000	$1,187,423
1.372%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	593,234
1.645%, 3M LIBOR + 1.400%, 01/25/31 (144A) (a)	4,740,000	4,598,843
1.714%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,930,546
1.873%, 3M LIBOR + 1.600%, 07/17/30 (144A) (a)	1,000,000	983,096
Progress Residential Trust 3.712%, 08/17/35 (144A)	1,210,000	1,240,883
Race Point X CLO, Ltd. 1.895%, 3M LIBOR + 1.650%, 07/25/31 (144A) (a)	250,000	246,608
Sound Point Euro CLO II Funding DAC 1.850%, 3M EURIBOR + 1.850%, 10/26/32 (144A) (EUR) (a)	1,000,000	1,173,860
TCI-Flatiron CLO, Ltd. 2.130%, 3M LIBOR + 1.850%, 11/18/30 (144A) (a)	500,000	476,538
Towd Point Mortgage Trust
0.748%, 1M LIBOR + 0.600%, 02/25/57 (144A) (a)	786,253	784,797
2.250%, 04/25/56 (144A) (a)	2,193,996	2,220,383
2.250%, 07/25/56 (144A) (a)	3,599,331	3,657,113
2.500%, 10/25/56 (144A) (a)	1,274,758	1,303,090
2.750%, 08/25/55 (144A) (a)	298,082	305,534
2.750%, 10/25/56 (144A) (a)	3,510,505	3,600,535
2.750%, 04/25/57 (144A) (a)	3,644,808	3,746,773
2.750%, 06/25/57 (144A) (a)	3,237,111	3,355,713
2.750%, 11/25/60 (144A) (a)	143,972	145,468
3.000%, 10/25/53 (144A)	586,985	596,884
3.000%, 03/25/54 (144A) (a)	159,040	160,100
3.000%, 01/25/58 (144A) (a)	870,660	908,106
3.000%, 06/25/58 (144A) (a)	2,787,440	2,980,012
3.250%, 03/25/58 (144A) (a)	2,271,284	2,377,645
3.250%, 07/25/58 (144A) (a)	1,153,102	1,215,919
3.500%, 03/25/54 (144A) (a)	323,642	326,502
3.500%, 02/25/55 (144A) (a)	2,709,442	2,757,814
3.750%, 11/25/57 (144A) (a)	65,607	66,051
3.750%, 03/25/58 (144A) (a)	2,641,471	2,815,055
3.750%, 05/25/58 (144A) (a)	4,600,314	4,974,753
Voya CLO, Ltd.
1.215%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	789,281
1.672%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,422,890
1.972%, 3M LIBOR + 1.700%, 10/18/31 (144A) (a)	410,000	399,466
2.622%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	215,082
3.522%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	773,751
Webster Park CLO, Ltd. 1.872%, 3M LIBOR + 1.600%, 07/20/30 (144A) (a)	2,000,000	1,966,414
West CLO, Ltd. 2.122%, 3M LIBOR + 1.850%, 07/18/26 (144A) (a)	2,170,000	2,149,836

		213,646,238

Total Asset-Backed Securities (Cost $224,073,936)		227,621,968

Foreign Government—4.8%

Banks—0.5%
Banque Centrale de Tunisie International Bond 5.625%, 02/17/24 (EUR)	1,500,000	1,587,795

Banks—(Continued)
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,874,879

		4,462,674

Sovereign—4.3%
Angolan Government International Bond 8.250%, 05/09/28 (144A)	2,000,000	1,589,000
Australia Government Bond 2.500%, 05/21/30 (AUD)	17,500,000	14,524,258
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	508,246
Colombia Government International Bonds
5.000%, 06/15/45	1,100,000	1,281,500
9.850%, 06/28/27 (COP)	4,900,000,000	1,643,401
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,408,327
Gabon Government International Bonds
6.375%, 12/12/24 (144A)	760,683	717,096
6.625%, 02/06/31 (144A)	1,550,000	1,382,582
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	9,600,000,000	667,806
Iraq International Bond 5.800%, 01/15/28 (144A)	2,109,375	1,879,559
Kazakhstan Government International Bond 4.875%, 10/14/44 (144A) (d)	1,100,000	1,435,225
Mexican Bonos 8.500%, 05/31/29 (MXN)	47,000,000	2,513,277
Mexico Government International Bond 4.150%, 03/28/27	2,200,000	2,444,200
Peruvian Government International Bonds
2.783%, 01/23/31	600,000	648,906
6.550%, 03/14/37	700,000	1,057,875
Republic of Belarus International Bond 7.625%, 06/29/27 (144A)	1,400,000	1,363,222
Republic of South Africa Government Bond
7.000%, 02/28/31 (ZAR)	31,300,000	1,519,366
Russian Foreign Bond - Eurobond 4.875%, 09/16/23 (144A)	1,500,000	1,647,162
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	1,700,000	1,594,090
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (c)	57,891,434	1,517,261

		41,342,359

Total Foreign Government (Cost $48,134,655)		45,805,033

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—2.5%
Adjustable Rate Mortgage Trust 3.289%, 02/25/35 (a)	1,213,158	1,217,514
American Home Mortgage Investment Trust 1.815%, 6M LIBOR + 1.500%, 10/25/34 (a)	434,753	438,152

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bellemeade Re, Ltd. 1.748%, 1M LIBOR + 1.600%, 04/25/28 (144A) (a)	918,476	$909,439
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (a)	2,726,087	2,888,717
3.500%, 03/25/58 (144A)	1,561,379	1,612,184
CHL Mortgage Pass-Through Trust 2.605%, 07/25/34 (a)	322,257	320,322
CIM Trust
4.000%, 08/25/48 (144A) (a)	1,726,429	1,784,225
4.000%, 05/25/49 (144A) (a)	2,514,180	2,598,347
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	53,619	45,370
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (a)	1,047,717	1,058,939
MASTR Alternative Loan Trust
5.000%, 02/25/18	9,937	10,444
5.000%, 08/25/18	9,915	9,899
Merrill Lynch Mortgage Investors Trust 0.888%, 1M LIBOR + 0.740%, 03/25/28 (a)	203,112	196,603
New York Mortgage Trust 0.823%, 1M LIBOR + 0.675%, 02/25/36 (a)	142,764	133,097
OBX Trust 0.798%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	793,033	791,843
Provident Funding Mortagage Trust 3.000%, 12/25/49 (144A) (a)	1,349,636	1,368,426
Provident Funding Mortgage Trust 3.000%, 02/25/50 (144A) (a)	1,435,403	1,461,324
Radnor RE, Ltd. 1.548%, 1M LIBOR + 1.400%, 03/25/28 (144A) (a)	93,027	92,857
Sequoia Mortgage Trust
0.796%, 1M LIBOR + 0.640%, 11/20/34 (a)	210,515	200,048
3.500%, 08/25/46 (144A) (a)	1,642,722	1,663,277
Structured Adjustable Rate Mortgage Loan Trust
0.588%, 1M LIBOR + 0.440%, 08/25/35 (a)	65,793	65,677
2.737%, 09/25/34 (a)	615,345	617,596
Structured Asset Mortgage Investments Trust 0.856%, 1M LIBOR + 0.700%, 02/19/35 (a)	399,356	383,446
WaMu Mortgage Pass-Through Certificates Trust
0.478%, 1M LIBOR + 0.330%, 01/25/45 (a)	1,529,502	1,460,089
0.608%, 1M LIBOR + 0.460%, 04/25/45 (a)	984,397	977,217
0.728%, 1M LIBOR + 0.580%, 07/25/45 (a)	627,730	597,601
Wells Fargo Mortgage Backed Securities Trust 3.500%, 07/25/47 (144A) (a)	993,395	1,003,389

		23,906,042

Commercial Mortgage-Backed Securities—2.1%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	2,025,312
BX Commercial Mortgage Trust
0.902%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	1,021,616	1,021,616
0.952%, 1M LIBOR + 0.800%, 12/15/36 (144A) (a)	3,366,918	3,362,859
1.072%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	9,027,822	9,025,111
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	1,305,246
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (a)	228,715	120,179

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Mortgage Trust 5.655%, 07/10/38 (a)	411,629	360,058
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (a)	244,581	245,754
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,719,476

		20,185,611

Total Mortgage-Backed Securities (Cost $43,612,452)		44,091,653

Floating Rate Loans (f)—4.4%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, 3M LIBOR + 3.500%, 08/21/26	300,000	274,500

Aerospace/Defense—0.0%
Dynasty Acquisition Co., Inc.
Term Loan B1, 3.720%, 3M LIBOR + 3.500%, 04/06/26	293,962	261,048
Term Loan B2, 3.720%, 3M LIBOR + 3.500%, 04/06/26	158,044	140,349

		401,397

Airlines—0.2%
Allegiant Travel Company Term Loan, 3.254%, 3M LIBOR + 3.000%, 02/05/24	630,468	588,963
Delta Air Lines, Inc. 1st Lien Term Loan B, 09/16/27 (g)	157,270	158,818
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	81,909	81,438
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	1,101,675	960,351

		1,789,570

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 3.660%, 1M LIBOR + 3.500%, 11/06/24	825,738	821,222

Auto Parts & Equipment—0.2%
Adient U.S. LLC Term Loan B, 4.400%, 1M LIBOR + 4.250%, 05/06/24	950,481	943,353
Clarios Global L.P.
Term Loan B, 3.647%, 1M LIBOR + 3.500%, 04/30/26	258,045	251,916
Trico Group LLC 2020 Term Loan B, 8.500%, 2M LIBOR + 7.500%, 02/02/24	347,764	340,592

		1,535,861

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 1.970%, 3M LIBOR + 1.750%, 06/01/24	495,635	484,855
Cyanco Intermediate Corp. 2018 Term Loan B, 3.647%, 1M LIBOR + 3.500%, 03/16/25	292,137	289,581

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Illuminate Buyer LLC Term Loan, 4.220%, 3M LIBOR + 4.000%, 06/16/27	133,069	$132,292

		906,728

Coal—0.0%
Oxbow Carbon LLC 1st Lien Term Loan B, 3.897%, 1M LIBOR + 3.750%, 01/04/23	209,724	206,578

Commercial Services—0.3%
Avis Budget Car Rental, LLC Term Loan B, 2.400%, 1M LIBOR + 2.250%, 08/06/27	762,601	678,715
LegalZoom.com, Inc. 1st Lien Term Loan, 4.647%, 1M LIBOR + 4.500%, 11/21/24	829,715	821,417
Prime Security Services Borrower LLC Term Loan B1, 4.250%, 12M LIBOR + 3.250%, 09/23/26	388,973	385,952
Verscend Holding Corp. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/27/25	129,012	128,313
WEX, Inc. Term Loan B3, 2.397%, 1M LIBOR + 2.250%, 05/15/26	1,253,061	1,213,643

		3,228,040

Computers—0.1%
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	201,036	201,350
Perforce Software, Inc. 2020 Term Loan B, 3.897%, 1M LIBOR + 3.750%, 07/01/26	161,755	158,115
Surf Holdings LLC Term Loan, 3.750%, 3M LIBOR + 3.500%, 03/05/27	509,173	498,808

		858,273

Cosmetics/Personal Care—0.1%
Coty, Inc. Term Loan B, 2.409%, 1M LIBOR + 2.250%, 04/07/25	487,506	437,415
Knowlton Development Corp., Inc. Term Loan B, 3.897%, 1M LIBOR + 3.750%, 12/22/25	113,495	111,793

		549,208

Engineering & Construction—0.0%
Ventia Deco LLC Term Loan B, 5.000%, 3M LIBOR + 4.000%, 05/21/26	363,473	360,292

Entertainment—0.1%
NASCAR Holdings, Inc. Term Loan B, 2.895%, 1M LIBOR + 2.750%, 10/19/26	1,134,717	1,113,725
Playtika Holding Corp. Term Loan B, 7.000%, 6M LIBOR + 6.000%, 12/10/24	125,125	125,578

		1,239,303

Food—0.1%
JBS USA Lux S.A. Term Loan B, 2.269%, 1M LIBOR + 2.000%, 05/01/26	666,502	651,923

Healthcare-Services—0.3%
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	653,304	651,671
DaVita, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 08/12/26	792,504	780,369
IQVIA, Inc. Term Loan B2, 1.897%, 1M LIBOR + 1.750%, 01/17/25	1,175,636	1,162,410
National Mentor Holdings, Inc.
Term Loan B, 4.400%, 1M LIBOR + 4.250%, 03/09/26	276,162	273,745
Term Loan C, 4.400%, 1M LIBOR + 4.250%, 03/09/26	12,606	12,496
Phoenix Guarantor, Inc. Term Loan B, 3.401%, 1M LIBOR + 3.250%, 03/05/26	352,752	345,109

		3,225,800

Holding Companies-Diversified—0.0%
First Eagle Holdings, Inc. Term Loan B, 2.720%, 3M LIBOR + 2.500%, 02/01/27	229,422	224,604

Home Builders—0.2%
Thor Industries, Inc. Term Loan B, 3.938%, 1M LIBOR + 3.750%, 02/01/26	1,680,323	1,673,498

Insurance—0.2%
Alliant Holdings Intermediate, LLC Term Loan B, 2.897%, 1M LIBOR + 2.750%, 05/09/25	487,567	474,433
AssuredPartners, Inc. Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/12/27	605,974	589,461
Asurion LLC Term Loan B6, 3.147%, 1M LIBOR + 3.000%, 11/03/23	410,073	404,545

		1,468,439

Internet—0.1%
Go Daddy Operating Co. LLC Term Loan, 1.897%, 1M LIBOR + 1.750%, 02/15/24	739,929	725,593

Life Sciences Tools & Services—0.0%
eResearchTechnology, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	217,636	217,126

Lodging—0.1%
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.897%, 1M LIBOR + 2.750%, 12/23/24	476,215	447,576
1st Lien Term Loan B, 4.770%, 1M LIBOR + 4.500%, 07/21/25	234,987	228,105

		675,681

Machinery-Diversified—0.1%
Altra Industrial Motion Corp. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 10/01/25	620,920	607,532
Vertical U.S. Newco Inc Term Loan B, 4.570%, 3M LIBOR + 4.250%, 07/30/27	386,795	384,412

		991,944

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Media—0.4%
Banijay Entertainment S.A.S USD Term Loan, 3.907%, 1M LIBOR + 3.750%, 03/01/25	545,522	$535,976
CSC Holdings LLC 1st Lien Term Loan, 2.402%, 1M LIBOR + 2.250%, 07/17/25	875,641	849,372
Diamond Sports Group, LLC Term Loan, 3.400%, 1M LIBOR + 3.250%, 08/24/26	713,450	556,491
Gray Television, Inc.
Term Loan B, 2.405%, 1M LIBOR + 2.250%, 02/07/24	390,910	383,092
Term Loan C, 2.655%, 1M LIBOR + 2.500%, 01/02/26	321,812	316,694
Nexstar Broadcasting, Inc. Term Loan B3, 2.395%, 1M LIBOR + 2.250%, 01/17/24	961,782	938,539
Radiate Holdco LLC Term Loan, 09/25/26 (g)	64,175	63,177
Univision Communications, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/13/26	322,771	314,783
Virgin Media Bristol LLC Term Loan Q, 01/31/29 (g)	30,422	29,976
WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, 1M LIBOR + 3.250%, 08/18/23	213,732	211,105

		4,199,205

Office/Business Equipment—0.0%
Pitney Bowes Inc. Term Loan B, 5.650%, 1M LIBOR + 5.500%, 01/07/25	404,625	394,509

Oil & Gas—0.1%
Fieldwood Energy LLC
1st Lien Term Loan, 6.250%, 3M LIBOR + 5.250%, 04/11/22	1,596,270	419,021
DIP Delayed Draw Term Loan, 3.675%, 1M LIBOR + 8.750%, 08/04/21 (i)	190,311	191,262

		610,283

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23 (j) (k)	882,507	611,577
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/26/22 (j) (k)	645,477	591,849

		1,203,426

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan Y, 2.156%, 1M LIBOR + 2.000%, 07/01/26	496,231	482,137
BWAY Holding Co. Term Loan B, 3.523%, 3M LIBOR + 3.250%, 04/03/24	557,378	527,593

		1,009,730

Pharmaceuticals—0.4%
Bausch Health Companies, Inc.
Term Loan B, 2.901%, 1M LIBOR + 2.750%, 11/27/25	800,000	783,500
Term Loan B, 3.151%, 1M LIBOR + 3.000%, 06/02/25	165,608	162,640
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.100%, 1W LIBOR + 2.000%, 11/15/27	258,050	253,292
Horizon Therapeutics USA, Inc. Term Loan B, 2.188%, 1M LIBOR + 2.000%, 05/22/26	806,960	801,412

Pharmaceuticals—(Continued)
Milano Acquisition Corp. Term Loan, 08/13/27 (g)	251,632	249,587
Pathway Vet Alliance LLC
Delayed Draw Term Loan, 4.000%, 3M LIBOR + 2.000%, 03/31/27 (i)	38,851	38,335
Term Loan, 4.147%, 1M LIBOR + 4.000%, 03/31/27	475,648	469,331

		2,758,097

Pipelines—0.0%
Buckeye Partners L.P. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 11/01/26	382,981	376,758

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.897%, 1M LIBOR + 2.750%, 08/21/25	199,000	192,450

Retail—0.2%
Bass Pro Group LLC Term Loan B, 5.750%, 3M LIBOR + 5.000%, 09/25/24	425,560	423,086
General Nutrition Centers, Inc.
2020 DIP New Money Delayed Draw Term Loan, 14.000%, 3M LIBOR + 13.000%, 12/23/20	163,173	163,989
2020 DIP New Money Roll-Up Term Loan, 13.500%, 1M LIBOR + 10.250%, 12/23/20	163,173	163,989
Term Loan B, 11.000%, PRIME + 7.750%, 03/04/21	375,524	268,124
Harbor Freight Tools USA, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.500%, 08/18/23	367,191	362,716
Staples, Inc. Term Loan, 5.251%, 3M LIBOR + 5.000%, 04/16/26	569,896	529,188
Whatabrands LLC Term Loan B, 2.906%, 1M LIBOR + 2.750%, 07/31/26	343	336

		1,911,428

Semiconductors—0.1%
ON Semiconductor Corp. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 09/19/26	606,134	598,103

Software—0.4%
Alloy Finco, Ltd. Holdco PIK Term Loan, 7.000%, 03/06/25	339,276	106,307
Athenahealth, Inc. Term Loan B, 3.250%, 3M LIBOR + 4.500%, 02/11/26	457,677	452,528
Blackboard, Inc. 2019 Term Loan B5, 7.000%, 3M LIBOR + 6.000%, 06/30/24	448,881	436,397
Ceridian HCM Holding, Inc. Term Loan B, 2.600%, 1W LIBOR + 2.500%, 04/30/25	558,575	541,818
DCert Buyer, Inc. Term Loan B, 4.147%, 1M LIBOR + 4.000%, 10/16/26	298,500	295,291
Epicor Software Corp. Term Loan, 5.250%, 1M LIBOR + 4.250%, 07/30/27	164,965	164,574
Hyland Software, Inc. Term Loan 3, 4.000%, 1M LIBOR + 3.250%, 07/01/24	97,005	96,641
Mitchell International, Inc. 2020 Add-On Term Loan, 4.750%, 1M LIBOR + 4.250%, 11/29/24	250,000	245,000

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Navicure, Inc. Term Loan B, 4.147%, 1M LIBOR + 4.000%, 10/22/26	258,700	$253,526
Quest Software US Holdings, Inc. 2018 1st Lien Term Loan, 4.511%, 3M LIBOR + 4.250%, 05/16/25	580,000	569,367
Solera LLC Term Loan B, 2.938%, 2M LIBOR + 2.750%, 03/03/23	139,271	136,610
Tibco Software, Inc. Term Loan B, 3.900%, 1M LIBOR + 3.750%, 06/30/26	588,525	575,283
Ultimate Software Group, Inc. (The) Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 05/04/26	140,092	139,884

		4,013,226

Telecommunications—0.2%
CommScope, Inc. Term Loan B, 3.397%, 1M LIBOR + 3.250%, 04/06/26	545,865	533,241
Global Tel*Link Corp. 1st Lien Term Loan, 4.397%, 1M LIBOR + 4.250%, 11/29/25	849,232	742,441
LogMeIn, Inc. Term Loan B, 4.906%, 3M LIBOR + 4.750%, 08/14/27	287,579	278,473
Zayo Group Holdings, Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 03/09/27	703,814	684,662

		2,238,817

Transportation—0.1%
Kenan Advantage Group, Inc.
Term Loan, 4.000%, 1M LIBOR + 3.000%, 07/31/22	482,195	465,017
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/31/22	114,666	110,581

		575,598

Total Floating Rate Loans (Cost $44,444,351)		42,107,210

Municipals—2.9%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	745,543
Curators of the Univ. of Missouri (The) 2.012%, 11/01/27	2,000,000	2,128,180
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	804,886
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	6,292,363
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	661,992
2.630%, 08/01/22	2,165,000	2,254,631
State of California 2.375%, 10/01/26	5,230,000	5,678,891
State of New York 2.120%, 02/15/25	5,230,000	5,549,030
State of Oregon Department of Transportation 2.180%, 11/15/25	1,045,000	1,122,758
State of Texas 5.000%, 04/01/21	1,185,000	1,213,618
Texas State University System 2.351%, 03/15/26	1,385,000	1,475,094

Total Municipals (Cost $26,624,586)		27,926,986

Mutual Fund—0.6%

Investment Company Securities—0.6%
Invesco Senior Loan ETF (d) (Cost $6,125,792)	270,000	5,869,800

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (l)	6,622	12,913

Leisure Products—0.0%
Remington Outdoor Co., Inc. (j) (k)	72,031	1,981

Oil, Gas & Consumable Fuels—0.0%
Riviera Resources, Inc.	2,835	4,961

Paper & Forest Products—0.1%
Appvion,Inc. (j) (k)	38,739	578,530
Verso Corp. - Class A (l)	1,665	13,137

		591,667

Retail—0.0%
KSouth Africa, Ltd. (j) (k) (l)	8,217,950	0
KSouth Africa, Ltd. (j) (k) (l)	817,800	0

		0

Specialty Retail—0.0%
Party City Holdco, Inc. (l)	19,933	51,826

Total Common Stocks (Cost $5,102,488)		663,348

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (j) (k) (l)	728	1,251
Battalion Oil Corp., Series B, Expires 10/08/22 (d) (j) (k) (l)	911	1,383
Battalion Oil Corp., Series C, Expires 10/08/22 (j) (k) (l)	1,171	1,511

		4,145

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (l)	175	79

Total Warrants (Cost $0)		4,224

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—3.3%

Security Description	Principal Amount*	Value

Discount Note—2.7%
Federal Home Loan Bank Zero Coupon, 10/01/20	25,795,000	$25,795,000

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $5,736,498; collateralized by U.S. Treasury Note at 1.875%, maturing 08/31/22, with a market value of $5,851,327.	5,736,498	5,736,498

Total Short-Term Investments (Cost $31,531,498)		31,531,498

Securities Lending Reinvestments (n)—2.8%

Certificate of Deposit—0.1%
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (a)	1,000,000	1,000,082

Repurchase Agreements—0.9%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $400,002; collateralized by various Common Stock with an aggregate market value of $444,509.	400,000	400,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,174,506; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,217,993.	2,174,502	2,174,502
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,100,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,219,537.	1,100,000	1,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,000,005; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $700,033; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $500,025; collateralized by various Common Stock with an aggregate market value of $555,682.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		8,874,502

Mutual Funds—1.8%
BlackRock Liquidity Funds, Institutional Shares 0.010% (o)	3,000,000	3,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (o)	2,300,000	2,300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (o)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (o)	4,000,000	4,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (o)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (o)	3,500,000	3,500,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (o)	1,500,000	1,500,000

		17,300,000

Total Securities Lending Reinvestments (Cost $27,174,503)		27,174,584

Total Investments—103.4% (Cost $999,094,520)		993,706,940
Unfunded Loan Commitments—(0.0)% (Cost $(210,131))		(210,131)
Net Investments—103.4% (Cost $998,884,389)		993,496,809
Other assets and liabilities (net)—(3.4)%		(32,378,244)

Net Assets—100.0%		$961,118,565

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $979, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $27,359,976 and the collateral received consisted of cash in the amount of $27,174,503 and non-cash collateral with a value of $4,834,191. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(g)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.2% of net assets.
(l)	Non-income producing security.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(o)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $328,697,134, which is 34.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	04/15/13-05/01/14	$195,854	$195,854	$979
KSouth Africa, Ltd., 3.000%, 12/31/22	12/22/16-12/31/18	671,010	1,331,072	0

				$979

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,602,253	JPMC	01/14/21	USD	3,073,774	$(15,220)
EUR	6,617,689	JPMC	01/27/21	USD	7,897,583	(117,355)
JPY	794,000,000	JPMC	01/13/21	USD	7,445,709	94,808
JPY	293,747,125	JPMC	03/08/21	USD	2,773,554	18,111
MXN	15,690,000	JPMC	01/14/21	USD	679,540	21,798
TRY	3,235,000	JPMC	10/13/20	USD	454,833	(36,863)

Contracts to Deliver
AUD	3,680,000	JPMC	12/24/20	USD	2,533,018	(103,383)
AUD	1,250,000	JPMC	01/12/21	USD	875,612	(19,953)
AUD	18,890,885	JPMC	01/28/21	USD	13,503,677	(31,244)
AUD	12,589,060	JPMC	01/28/21	USD	9,244,336	224,540
AUD	390,000	JPMC	01/28/21	USD	278,795	(631)
CAD	6,450,000	JPMC	01/14/21	USD	4,751,941	(94,627)
EUR	2,602,253	JPMC	01/14/21	USD	2,988,534	(70,019)

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	6,617,689	JPMC	01/27/21	USD	7,832,961	$52,733
EUR	253,765	BBP	03/09/21	USD	300,965	2,362
EUR	322,067	CBNA	03/09/21	USD	381,885	2,911
JPY	565,500,000	JPMC	01/13/21	USD	5,359,280	(11,202)
KRW	1,155,000,000	JPMC	03/10/21	USD	975,161	(12,821)

Cross Currency Contracts to Buy
JPY	507,672,000	JPMC	02/04/21	SGD	6,600,000	(13,414)

Net Unrealized Depreciation						$(109,469)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	12/15/20	230	AUD	26,980,465	$52,765
Canada Government Bond 10 Year Futures	12/18/20	182	CAD	27,629,420	(13,924)
U.S. Treasury Note 2 Year Futures	12/31/20	818	USD	180,746,047	101,668

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/20	(22)	USD	(3,878,188)	(31,141)
U.S. Treasury Note 10 Year Futures	12/21/20	(360)	USD	(50,231,250)	(201,611)
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	(100)	USD	(15,992,188)	(109,573)
U.S. Treasury Ultra Long Bond Futures	12/21/20	(10)	USD	(2,218,125)	(30,327)

Net Unrealized Depreciation					$(232,143)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$1,810,712	$257,475	$1,553,237
Receive	12M CPURNSA	Maturity	1.893%	Maturity	01/15/27	USD	31,450,000	(532,720)	—	(532,720)

Totals								$1,277,992	$257,475	$1,020,517

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.34.V1	1.000%	Quarterly	12/20/25	2.308%	USD	12,200,000	$(776,139)	$(779,559)	$3,420
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	3.659%	USD	676,400	34,592	30,741	3,851
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	3.659%	USD	623,000	31,860	(13,803)	45,663
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	3.659%	USD	5,785,000	295,853	(75,345)	371,198
CDX.NA.IG.31.V1	1.000%	Quarterly	12/20/21	0.532%	USD	20,000,000	107,422	133,168	(25,746)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	0.848%	USD	8,800,000	71,039	105,142	(34,103)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	0.848%	USD	30,300,000	244,599	309,499	(64,900)

Totals							$9,226	$(290,157)	$299,383

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 7.500%, due 09/15/20	(5.000%)	Quarterly	12/20/24	JPMC	1.074%	USD	3,600,000	$(579,457)	$(568,967)	$(10,490)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	2.857%	USD	950,000	(47,881)	(68,344)	20,463
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	2.857%	USD	950,000	(47,881)	(68,268)	20,387
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	0.908%	USD	1,600,000	(3,945)	17,133	(21,078)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	35.807%	USD	875,000	266,324	13,561	252,763
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	35.807%	USD	575,000	175,013	13,452	161,561
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	35.807%	USD	425,000	129,357	6,376	122,981

Totals								$(108,470)	$(655,057)	$546,587

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sach Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	12/20/24	JPMC	0.600%	USD	3,600,000	$60,015	$52,436	$7,579
Indonesia Government International Bond 1.000%, due 01/15/23	1.000%	Quarterly	06/20/25	CBNA	1.158%	USD	1,425,000	(11,284)	(7,500)	(3,784)
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	0.908%	USD	1,600,000	3,945	(75,132)	79,077
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	12/20/24	JPMC	0.502%	USD	3,600,000	74,946	57,551	17,395
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.041%	USD	425,000	(278,003)	(37,819)	(240,184)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.041%	USD	575,000	(376,121)	(63,558)	(312,563)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	35.041%	USD	875,000	(572,359)	(79,628)	(492,731)

Totals								$(1,098,861)	$(153,650)	$(945,211)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation(1)	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation(2)
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	6.678%	USD	1,380,000	$(43,293)	$—	$(43,293)
Bespoke Phoenix 5-7% CDX Tranche	0.000%	Quarterly	12/20/21	CBNA	10.077%	USD	900,000	(75,592)	—	(75,592)

Totals								$(118,885)	$—	$(118,885)

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation(2)
Pay	3M LIBOR	Quarterly	12/20/20	JPMC	Markit iBoxx USD Liquid Leveraged Loan Index	USD	4,200,000	$(76,974)	$—	$(76,974)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date*	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized (Depreciation)
Floating rate equal to 3M USD-LIBOR plus 1.170% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/29/21	CBNA	USD	3,774,000	EUR	3,400,000	$(213,532)	$—	$(213,532)
Floating rate equal to 3M USD-LIBOR plus 1.174% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	12/10/21	CBNA	USD	9,879,000	EUR	8,900,000	(558,261)	—	(558,261)
Floating rate equal to 3M USD-LIBOR plus 1.175% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/22/21	CBNA	USD	12,928,500	EUR	11,700,000	(781,784)	—	(781,784)
Floating rate equal to 3M USD-LIBOR plus 1.250% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.100% based on the notional amount of currency delivered	10/30/21	CBNA	USD	4,551,000	EUR	4,100,000	(256,003)	—	(256,003)
Floating rate equal to 3M USD-LIBOR plus 1.310% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.110% based the notional amount of currency delivered	08/30/21	CBNA	USD	3,219,000	EUR	2,900,000	(179,381)	—	(179,381)
Floating rate equal to 3M USD-LIBOR plus 1.318% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.200% based on the notional amount of currency delivered	12/12/21	CBNA	USD	5,439,000	EUR	4,900,000	$(308,360)	—	(308,360)
Floating rate equal to 3M USD-LIBOR plus 1.334% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency delivered	07/10/21	CBNA	USD	1,120,000	EUR	1,000,000	(53,521)	(1,000)	(52,521)
Floating rate equal to 3M USD-LIBOR plus 1.810% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.600% based the notional amount of currency delivered	08/12/21	CBNA	USD	1,120,000	EUR	1,000,000	(51,730)	1,250	(52,980)
Floating rate equal to 3M USD-LIBOR plus 1.870% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.700% based on the notional amount of currency delivered	10/15/21	CBNA	USD	1,100,000	EUR	1,000,000	(72,812)	(900)	(71,912)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency received	Fixed rate equal to 2.500% based the notional amount of currency delivered	05/04/21	CBNA	USD	697,200	EUR	600,000	(7,217)	—	(7,217)

Totals								$(2,482,601)	$(650)	$(2,481,951)

*	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.
(1)	Represents a custom index comprised of a basket of underlying issues.
(2)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(DOP)—	Dominican Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$293,739,107	$—	$293,739,107
Total Corporate Bonds & Notes*	—	247,171,529	—	247,171,529
Total Asset-Backed Securities*	—	227,621,968	—	227,621,968
Total Foreign Government*	—	45,805,033	—	45,805,033
Total Mortgage-Backed Securities*	—	44,091,653	—	44,091,653
Floating Rate Loans
Advertising	—	274,500	—	274,500
Aerospace/Defense	—	401,397	—	401,397
Airlines	—	1,789,570	—	1,789,570
Auto Manufacturers	—	821,222	—	821,222
Auto Parts & Equipment	—	1,535,861	—	1,535,861
Chemicals	—	906,728	—	906,728
Coal	—	206,578	—	206,578
Commercial Services	—	3,228,040	—	3,228,040
Computers	—	858,273	—	858,273
Cosmetics/Personal Care	—	549,208	—	549,208
Engineering & Construction	—	360,292	—	360,292
Entertainment	—	1,239,303	—	1,239,303
Food	—	651,923	—	651,923
Healthcare-Services	—	3,225,800	—	3,225,800
Holding Companies-Diversified	—	224,604	—	224,604
Home Builders	—	1,673,498	—	1,673,498
Insurance	—	1,468,439	—	1,468,439
Internet	—	725,593	—	725,593
Life Sciences Tools & Services	—	217,126	—	217,126
Lodging	—	675,681	—	675,681
Machinery-Diversified	—	991,944	—	991,944
Media	—	4,199,205	—	4,199,205
Office/Business Equipment	—	394,509	—	394,509
Oil & Gas (Less Unfunded Loan Commitments of $171,280)	—	439,003	—	439,003
Oil & Gas Services	—	—	1,203,426	1,203,426
Packaging & Containers	—	1,009,730	—	1,009,730
Pharmaceuticals (Less Unfunded Loan Commitments of $38,851)	—	2,719,246	—	2,719,246
Pipelines	—	376,758	—	376,758
Real Estate	—	192,450	—	192,450
Retail	—	1,911,428	—	1,911,428
Semiconductors	—	598,103	—	598,103
Software	—	4,013,226	—	4,013,226
Telecommunications	—	2,238,817	—	2,238,817
Transportation	—	575,598	—	575,598
Total Floating Rate Loans (Less Unfunded Loan Commitments of $210,131)	—	40,693,653	1,203,426	41,897,079
Total Municipals*	—	27,926,986	—	27,926,986
Total Mutual Fund*	5,869,800	—	—	5,869,800

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$12,913	$—	$—	$12,913
Leisure Products	—	—	1,981	1,981
Oil, Gas & Consumable Fuels	4,961	—	—	4,961
Paper & Forest Products	13,137	—	578,530	591,667
Retail	—	—	0	0
Specialty Retail	51,826	—	—	51,826
Total Common Stocks	82,837	—	580,511	663,348
Warrant
Oil, Gas & Consumable Fuels	—	—	4,145	4,145
Paper & Forest Products	79	—	—	79
Total Warrants	79	—	4,145	4,224
Total Short-Term Investments*	—	31,531,498	—	31,531,498
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,082	—	1,000,082
Repurchase Agreements	—	8,874,502	—	8,874,502
Mutual Funds	17,300,000	—	—	17,300,000
Total Securities Lending Reinvestments	17,300,000	9,874,584	—	27,174,584
Total Net Investments	$23,252,716	$968,456,011	$1,788,082	$993,496,809

Collateral for Securities Loaned (Liability)	$—	$(27,174,503)	$—	$(27,174,503)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$417,263	$—	$417,263
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(526,732)	—	(526,732)
Total Forward Contracts	$—	$(109,469)	$—	$(109,469)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$154,433	$—	$—	$154,433
Futures Contracts (Unrealized Depreciation)	(386,576)	—	—	(386,576)
Total Futures Contracts	$(232,143)	$—	$—	$(232,143)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,977,369	$—	$1,977,369
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(657,469)	—	(657,469)
Total Centrally Cleared Swap Contracts	$—	$1,319,900	$—	$1,319,900
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$709,600	$—	$709,600
OTC Swap Contracts at Value (Liabilities)	—	(4,595,391)	—	(4,595,391)
Total OTC Swap Contracts	$—	$(3,885,791)	$—	$(3,885,791)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $1,490,514 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—61.4% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.8%
Argentina Bonar Bond 31.641%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$144,462
Argentina Treasury Bonds
1.100%, 04/17/21 (ARS) (b)	111,442,630	850,350
1.200%, 03/18/22 (ARS) (b)	621,946,147	4,737,275
1.400%, 03/25/23 (ARS) (b)	356,003,918	2,598,446
1.500%, 03/25/24 (ARS) (b)	356,003,920	2,464,791
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	2,327,409
16.000%, 10/17/23 (ARS)	370,242,000	1,584,104
18.200%, 10/03/21 (ARS)	329,017,000	2,005,305
Letras de la Nacion Argentina con Ajuste por CER
6.579%, 12/04/20 (ARS) (b)	142,117,300	1,092,581

		17,804,723

Brazil—4.3%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/20 (BRL) (c)	92,620,000	16,492,459
2.642%, 10/01/21 (BRL) (c)	89,600,000	15,517,327
5.540%, 04/01/21 (BRL) (c)	2,910,000	512,517
9.469%, 07/01/21 (BRL) (c)	15,530,000	2,715,517
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	44,622,000	8,292,826

		43,530,646

Colombia—1.6%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	182,508
7.000%, 06/30/32 (COP)	7,946,000,000	2,246,607
7.750%, 09/18/30 (COP)	35,498,100,000	10,703,043
10.000%, 07/24/24 (COP)	10,589,000,000	3,399,260

		16,531,418

Ghana—1.2%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,682,218
16.500%, 03/22/21 (GHS)	2,320,000	401,031
16.500%, 02/06/23 (GHS)	13,400,000	2,183,752
17.600%, 11/28/22 (GHS)	11,600,000	1,963,645
18.250%, 07/25/22 (GHS)	5,170,000	884,417
18.750%, 01/24/22 (GHS)	680,000	118,715
19.000%, 09/18/23 (GHS)	680,000	113,850
19.500%, 10/18/21 (GHS)	4,530,000	799,457
19.750%, 03/15/32 (GHS)	18,788,000	2,999,512
24.750%, 03/01/21 (GHS)	810,000	144,284
24.750%, 07/19/21 (GHS)	1,490,000	272,112

		11,562,993

India—3.0%
India Government Bonds
6.790%, 05/15/27 (INR)	1,478,610,000	20,835,230
6.840%, 12/19/22 (INR)	365,000,000	5,189,611
7.680%, 12/15/23 (INR)	311,000,000	4,540,194

		30,565,035

Indonesia—7.4%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	6,615,863
7.000%, 05/15/22 (IDR)	450,607,000,000	31,515,236
10.000%, 09/15/24 (IDR)	122,770,000,000	9,525,401
12.900%, 06/15/22 (IDR)	341,823,000,000	26,128,325

		73,784,825

Japan—16.3%
Japan Treasury Bills
Zero Coupon, 11/09/20 (JPY) (c)	1,202,200,000	11,400,629
Zero Coupon, 11/10/20 (JPY) (c)	599,700,000	5,687,064
Zero Coupon, 12/14/20 (JPY) (c)	1,589,700,000	15,077,987
Zero Coupon, 02/10/21 (JPY) (c)	4,874,350,000	46,244,832
Zero Coupon, 02/25/21 (JPY) (c)	1,715,600,000	16,277,569
Zero Coupon, 03/10/21 (JPY) (c)	7,183,500,000	68,160,749

		162,848,830

Mexico—11.1%
Mexican Bonos
6.500%, 06/10/21 (MXN)	687,730,000	31,510,578
6.500%, 06/09/22 (MXN)	285,840,000	13,352,127
6.750%, 03/09/23 (MXN)	259,469,000	12,340,311
7.250%, 12/09/21 (MXN)	265,450,000	12,404,354
8.000%, 12/07/23 (MXN)	256,957,000	12,747,735
10.000%, 12/05/24 (MXN)	134,690,000	7,239,203
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	16,105,415	732,029
Mexico Cetes
1.856%, 03/25/21 (MXN) (c)	99,894,000	442,475
2.209%, 02/25/21 (MXN) (c)	4,211,582,000	18,716,727
2.728%, 01/28/21 (MXN) (c)	16,729,000	74,592
4.212%, 12/17/20 (MXN) (c)	7,237,000	32,429
5.148%, 12/03/20 (MXN) (c)	16,729,000	75,087
9.262%, 11/05/20 (MXN) (c)	288,410,000	1,298,808
15.434%, 10/22/20 (MXN) (c)	12,154,000	54,824

		111,021,279

Norway—4.5%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,293,676
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,877,831
2.000%, 05/24/23 (144A) (NOK)	119,955,000	13,476,010
3.000%, 03/14/24 (144A) (NOK)	100,903,000	11,848,235
3.750%, 05/25/21 (144A) (NOK)	127,923,000	14,047,137

		45,542,889

South Korea—10.2%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	23,144,745
1.375%, 12/10/29 (KRW)	66,194,500,000	56,236,579
1.875%, 03/10/22 (KRW)	18,459,000,000	16,039,310

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—(Continued)
Korea Treasury Bonds
4.250%, 06/10/21 (KRW)	7,650,400,000	$6,702,125

		102,122,759

Total Foreign Government (Cost $736,058,809)		615,315,397

U.S. Treasury & Government Agencies—19.2%

United States—19.2%
U.S. Treasury Notes
1.125%, 09/30/21	9,632,000	9,725,310
1.500%, 09/30/21	7,732,000	7,835,295
1.500%, 10/31/21	6,766,100	6,864,949
1.500%, 09/30/24 (d)	33,000,000	34,684,805
1.500%, 10/31/24 (d)	15,650,000	16,461,232
1.750%, 12/31/24	80,891,000	86,079,399
2.125%, 12/31/21 (d)	10,000,000	10,246,094
2.875%, 05/31/25	17,750,000	19,902,187

Total U.S. Treasury & Government Agencies (Cost $180,086,669)		191,799,271

Short-Term Investment—19.0%

Repurchase Agreement—19.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $190,761,574; collateralized by U.S. Treasury Notes with rates ranging from 0.375% - 2.375%, maturity dates ranging from 05/15/27 - 09/30/27, and an aggregate market value of $194,576,861.	190,761,574	190,761,574

Total Short-Term Investments (Cost $190,761,574)		190,761,574

Securities Lending Reinvestments (e)—1.8%

Repurchase Agreements—0.9%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $1,500,008; collateralized by various Common Stock with an aggregate market value of $1,666,910.	1,500,000	1,500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,585,347; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,637,050.	2,585,343	2,585,343

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $700,004; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $600,029; collateralized by various Common Stock with an aggregate market value of $666,774.	600,000	600,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,600,131; collateralized by various Common Stock with an aggregate market value of $2,889,545.	2,600,000	2,600,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		8,985,343

Mutual Funds—0.9%
Fidelity Government Portfolio, Institutional Class 0.030% (f)	1,800,000	1,800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (f)	2,500,000	2,500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	2,600,000	2,600,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (f)	1,200,000	1,200,000

		9,100,000

Total Securities Lending Reinvestments (Cost $18,085,343)		18,085,343

Total Investments—101.4% (Cost $1,124,992,395)		1,015,961,585
Other assets and liabilities (net)—(1.4)%		(13,880,581)

Net Assets—100.0%		$1,002,081,004

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $17,607,789 and the collateral received consisted of cash in the amount of $18,085,343. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $45,542,889, which is 4.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	19,672,200	HSBC	10/02/20	USD	3,483,655	$19,292
BRL	20,500,000	JPMC	10/02/20	USD	3,675,877	(25,527)
BRL	59,549,500	JPMC	10/02/20	USD	10,535,073	68,659
EUR	4,694,250	GSBU	10/05/20	USD	5,312,934	191,181
EUR	5,723,000	HSBC	10/13/20	USD	6,481,927	229,528
EUR	1,860,000	DBAG	10/15/20	USD	2,203,352	(22,010)
EUR	2,000,000	DBAG	10/15/20	USD	2,266,190	79,339
EUR	14,890,000	DBAG	10/15/20	USD	16,886,302	576,164
EUR	1,030,000	BOA	10/16/20	USD	1,216,698	(8,725)
EUR	7,400,000	DBAG	10/30/20	USD	8,340,673	340,468
EUR	10,300,000	DBAG	10/30/20	USD	11,591,610	491,601
JPY	3,209,000,000	JPMC	10/30/20	USD	30,092,180	344,323
JPY	494,496,203	CBNA	11/16/20	USD	4,615,895	75,154
JPY	521,836,390	HSBC	12/08/20	USD	4,802,028	149,978
JPY	962,664,925	BNP	12/24/20	USD	9,032,535	106,267
JPY	871,443,600	JPMC	02/26/21	USD	8,255,160	25,631
JPY	871,460,300	JPMC	02/26/21	USD	8,210,959	69,990
NOK	50,224,500	JPMC	12/21/20	USD	5,528,775	(142,972)

Contracts to Deliver
BRL	19,672,200	HSBC	10/02/20	USD	3,690,152	187,205
BRL	52,292,600	JPMC	10/02/20	USD	9,738,458	426,932
BRL	27,756,900	JPMC	10/02/20	USD	5,322,002	379,446
BRL	49,970,000	CBNA	11/04/20	USD	9,105,818	215,210
BRL	23,023,600	CBNA	11/04/20	USD	4,203,842	107,508
BRL	19,672,200	HSBC	11/04/20	USD	3,481,066	(18,990)
BRL	59,549,500	JPMC	11/04/20	USD	10,526,879	(68,104)
BRL	63,075,935	CBNA	12/02/20	USD	11,475,863	263,958
BRL	27,149,409	HSBC	12/02/20	USD	4,934,731	108,856
EUR	4,694,250	GSBU	10/05/20	USD	5,252,490	(251,624)
EUR	5,723,000	HSBC	10/13/20	USD	6,431,164	(280,292)
EUR	23,589,649	DBAG	10/15/20	USD	26,609,596	(1,055,512)
EUR	4,918,354	BOA	10/16/20	USD	5,566,593	(201,598)
EUR	3,821,000	HSBC	10/16/20	USD	4,322,602	(158,625)
EUR	3,566,100	DBAG	10/26/20	USD	4,059,720	(123,425)
EUR	27,868,225	DBAG	10/30/20	USD	30,329,547	(2,363,427)
EUR	1,320,800	GSBU	10/30/20	USD	1,437,295	(112,172)
EUR	815,500	GSBU	11/20/20	USD	888,993	(68,109)
EUR	2,341,000	BOA	11/23/20	USD	2,573,016	(174,640)
EUR	1,367,827	GSBU	11/23/20	USD	1,501,367	(104,065)
EUR	9,262,000	MSCS	11/27/20	USD	10,134,666	(737,144)
EUR	4,700,000	CBNA	01/04/21	USD	5,298,028	(224,941)
INR	454,800,000	HSBC	10/26/20	USD	6,035,833	(115,607)
INR	460,824,000	SCB	10/26/20	USD	6,109,901	(123,017)
INR	383,726,000	SCB	10/26/20	USD	5,087,686	(102,436)
INR	958,692,000	SCB	12/02/20	USD	12,991,287	73,820
JPY	1,809,863,360	JPMC	10/30/20	USD	17,075,773	(90,295)

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	623,143,050	JPMC	10/30/20	USD	5,860,066	$(50,279)
KRW	11,175,000,000	HSBC	10/20/20	USD	9,150,835	(404,357)
KRW	3,898,000,000	HSBC	10/28/20	USD	3,243,333	(89,683)
KRW	63,806,244,600	DBAG	11/05/20	USD	53,430,116	(1,128,393)
KRW	6,091,000,000	CBNA	11/16/20	USD	4,977,120	(231,160)
KRW	7,689,000,000	DBAG	01/13/21	USD	6,413,379	(162,006)
KRW	7,690,000,000	DBAG	02/04/21	USD	6,420,640	(156,288)
KRW	17,622,000,000	GSBU	03/09/21	USD	14,855,216	(218,490)
MXN	604,740,000	HSBC	10/06/20	USD	24,510,193	(2,826,306)
MXN	450,950,000	HSBC	10/07/20	USD	21,610,387	1,228,203
MXN	45,554,000	CBNA	10/08/20	USD	2,210,629	151,911
MXN	44,396,000	CBNA	10/08/20	USD	1,739,723	(266,662)
MXN	34,214,000	CBNA	10/09/20	USD	1,657,936	111,890
MXN	75,140,000	CBNA	10/13/20	USD	3,635,889	242,044
MXN	38,932,000	CBNA	10/13/20	USD	1,880,646	122,206
MXN	167,908,000	CBNA	10/15/20	USD	8,149,370	567,203
MXN	153,745,000	CBNA	10/16/20	USD	7,530,724	588,901
MXN	122,995,000	CBNA	10/27/20	USD	4,850,458	(696,014)
MXN	205,704,000	CBNA	10/29/20	USD	8,064,420	(1,209,714)
MXN	370,448,600	HSBC	02/05/21	USD	16,026,676	(489,184)
MXN	152,232,000	CBNA	03/11/21	USD	6,759,918	74

Cross Currency Contracts to Buy
AUD	15,300,000	JPMC	10/14/20	JPY	1,137,937,500	167,788
CHF	4,168,217	UBSA	10/13/20	EUR	3,873,789	(15,967)
CHF	3,272,629	GSBU	10/14/20	EUR	3,045,212	(16,909)
CHF	8,400,000	CBNA	11/05/20	EUR	7,769,289	13,124
CHF	6,669,263	UBSA	11/09/20	EUR	6,084,206	109,541
CHF	3,334,632	UBSA	11/09/20	EUR	3,172,199	(97,880)
CHF	6,545,238	GSBU	11/12/20	EUR	5,973,022	105,362
CHF	4,363,481	GSBU	11/12/20	EUR	4,049,109	(8,501)
CHF	3,272,609	GSBU	01/14/21	EUR	3,047,604	(17,112)
CHF	8,336,723	UBSA	02/10/21	EUR	7,756,353	(33,204)
CHF	4,363,512	GSBU	02/12/21	EUR	4,052,221	(8,459)
CHF	4,168,217	UBSA	03/10/21	EUR	3,864,075	842
CHF	4,363,481	GSBU	03/15/21	EUR	4,051,891	(6,929)
JPY	648,504,888	HSBC	10/13/20	AUD	8,667,476	(58,489)
JPY	990,063,886	JPMC	10/13/20	AUD	13,245,445	(98,551)
JPY	1,038,544,567	JPMC	10/14/20	AUD	13,372,278	270,430
JPY	1,117,632,100	JPMC	10/14/20	AUD	14,950,000	(109,651)
JPY	1,210,054,331	CBNA	10/30/20	EUR	9,791,589	(9,739)
JPY	1,092,551,530	HSBC	11/24/20	EUR	8,706,075	146,808
JPY	1,226,029,171	CBNA	11/24/20	AUD	16,200,923	26,356
JPY	851,456,222	JPMC	11/24/20	AUD	11,618,836	(245,006)
JPY	1,028,302,451	HSBC	11/24/20	EUR	8,705,796	(462,418)
JPY	1,037,962,871	JPMC	12/14/20	AUD	13,372,278	271,500
JPY	882,916,005	HSBC	12/14/20	AUD	11,415,000	202,130
JPY	945,712,864	CBNA	12/30/20	EUR	7,679,420	(43,553)
JPY	2,655,449,351	JPMC	02/22/21	AUD	34,856,513	256,389
JPY	1,092,877,368	HSBC	02/24/21	EUR	8,705,516	143,774
JPY	1,085,717,172	HSBC	02/25/21	EUR	8,705,796	75,327
JPY	1,231,598,655	CBNA	02/26/21	EUR	9,791,549	184,168
JPY	692,167,815	CBNA	02/26/21	AUD	9,134,177	32,367
JPY	1,807,608,008	CBNA	03/10/21	AUD	23,630,500	246,967
JPY	667,650,706	HSBC	03/11/21	AUD	8,667,524	134,669
JPY	1,189,520,810	BNP	03/15/21	EUR	9,413,000	228,208

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	6,652,127,695	HSBC	03/16/21	AUD	86,543,000	$1,213,203
JPY	445,387,800	HSBC	03/17/21	AUD	5,800,000	77,274
JPY	1,070,875,512	HSBC	03/25/21	EUR	8,706,022	(68,284)
JPY	946,265,782	CBNA	03/31/21	EUR	7,679,420	(44,828)
JPY	946,872,822	CBNA	06/30/21	EUR	7,679,423	(45,368)
NOK	77,945,750	JPMC	10/16/20	EUR	7,258,870	(156,471)
NOK	77,945,750	JPMC	12/16/20	EUR	7,280,397	(192,130)
NOK	79,604,000	JPMC	12/21/20	EUR	7,415,802	(174,322)
NOK	111,182,775	JPMC	03/31/21	EUR	10,021,206	127,424
SEK	35,194,000	DBAG	10/15/20	EUR	3,385,047	(39,637)
SEK	52,791,000	DBAG	10/16/20	EUR	5,066,898	(47,000)
SEK	197,100,000	DBAG	11/05/20	EUR	19,135,737	(435,876)
SEK	35,193,997	DBAG	11/13/20	EUR	3,418,569	(80,170)
SEK	35,194,000	DBAG	11/17/20	EUR	3,422,775	(85,273)
SEK	35,193,996	DBAG	12/14/20	EUR	3,389,938	(47,776)
SEK	35,194,007	DBAG	12/14/20	EUR	3,417,358	(79,976)
SEK	35,194,001	DBAG	12/15/20	EUR	3,383,355	(40,080)
SEK	52,791,000	DBAG	03/15/21	EUR	5,076,985	(68,131)

Net Unrealized Depreciation						$(5,762,890)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$615,315,397	$—	$615,315,397
Total U.S. Treasury & Government Agencies*	—	191,799,271	—	191,799,271
Total Short-Term Investment*	—	190,761,574	—	190,761,574
Securities Lending Reinvestments
Repurchase Agreements	—	8,985,343	—	8,985,343
Mutual Funds	9,100,000	—	—	9,100,000
Total Securities Lending Reinvestments	9,100,000	8,985,343	—	18,085,343
Total Investments	$9,100,000	$1,006,861,585	$—	$1,015,961,585

Collateral for Securities Loaned (Liability)	$—	$(18,085,343)	$—	$(18,085,343)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,576,593	$—	$11,576,593
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(17,339,483)	—	(17,339,483)
Total Forward Contracts	$—	$(5,762,890)	$—	$(5,762,890)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Boeing Co. (The)	40,299	$6,659,813
Curtiss-Wright Corp.	33,128	3,089,517
Lockheed Martin Corp.	43,587	16,706,026
Northrop Grumman Corp.	32,774	10,339,869
Raytheon Technologies Corp.	265,504	15,277,100

		52,072,325

Air Freight & Logistics—0.9%
FedEx Corp.	84,701	21,303,995

Airlines—0.1%
JetBlue Airways Corp. (a) (b)	265,571	3,008,919

Banks—1.9%
JPMorgan Chase & Co.	457,715	44,064,223

Beverages—0.7%
Coca-Cola Co. (The)	325,071	16,048,755

Biotechnology—2.3%
89bio, Inc. (a) (b)	46,800	1,200,888
Akero Therapeutics, Inc. (a) (b)	36,367	1,119,740
Akouos, Inc. (a) (b)	45,500	1,040,585
Alnylam Pharmaceuticals, Inc. (a)	7,649	1,113,694
Apellis Pharmaceuticals, Inc. (a) (b)	37,936	1,144,529
Assembly Biosciences, Inc. (a) (b)	24,660	405,410
Atreca, Inc. - Class A (a) (b)	45,624	637,367
Avidity Biosciences, Inc. (a) (b)	73,700	2,074,655
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	90,365	5,874,629
Black Diamond Therapeutics, Inc. (a) (b)	64,570	1,951,951
Bluebird Bio, Inc. (a) (b)	10,500	566,475
Constellation Pharmaceuticals, Inc. (a) (b)	27,867	564,586
Exact Sciences Corp. (a) (b)	20,604	2,100,578
Forma Therapeutics Holdings, Inc. (a) (b)	76,800	3,827,712
G1 Therapeutics, Inc. (a) (b)	47,269	545,957
Generation Bio Co. (a) (b)	64,600	1,996,786
Global Blood Therapeutics, Inc. (a) (b)	23,333	1,286,582
GlycoMimetics, Inc. (a) (b)	91,804	281,838
ImmunoGen, Inc. (a) (b)	175,950	633,420
Incyte Corp. (a)	15,822	1,419,866
Kodiak Sciences, Inc. (a) (b)	16,900	1,000,649
Legend Biotech Corp. (ADR) (a) (b)	50,800	1,568,196
Madrigal Pharmaceuticals, Inc. (a) (b)	11,233	1,333,694
Mirati Therapeutics, Inc. (a) (b)	8,163	1,355,466
Oyster Point Pharma, Inc. (a)	31,725	669,715
Regeneron Pharmaceuticals, Inc. (a)	5,955	3,333,490
REVOLUTION Medicines, Inc. (a) (b)	30,900	1,075,320
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	313,253
Seattle Genetics, Inc. (a) (b)	17,854	3,493,849
Syndax Pharmaceuticals, Inc. (a) (b)	66,256	977,939
TCR2 Therapeutics, Inc. (a) (b)	49,100	997,712
Turning Point Therapeutics, Inc. (a) (b)	23,052	2,013,823
UroGen Pharma, Ltd. (a) (b)	31,104	599,996
Vertex Pharmaceuticals, Inc. (a)	15,052	4,095,950

		52,616,300

Building Products—0.4%
Trane Technologies plc	79,062	9,586,267

Capital Markets—3.4%
Ares Management Corp. - Class A (b)	298,697	12,073,333
Blackstone Group, Inc. (The) - Class A	198,592	10,366,502
Charles Schwab Corp. (The) (b)	460,125	16,670,329
Hamilton Lane, Inc. - Class A	115,582	7,465,441
LPL Financial Holdings, Inc.	108,214	8,296,767
S&P Global, Inc.	36,394	13,123,677
StepStone Group, Inc. - Class A (a) (b)	216,300	5,755,743
TD Ameritrade Holding Corp.	144,587	5,660,581

		79,412,373

Chemicals—2.3%
Cabot Corp.	167,557	6,037,079
Celanese Corp.	71,098	7,639,480
FMC Corp.	87,426	9,259,288
Ingevity Corp. (a)	66,330	3,279,355
Linde plc	61,400	14,621,182
Livent Corp. (a) (b)	110,796	993,840
PPG Industries, Inc.	101,339	12,371,465

		54,201,689

Construction & Engineering—0.2%
Dycom Industries, Inc. (a) (b)	79,398	4,193,802

Consumer Finance—0.5%
American Express Co.	69,000	6,917,250
OneMain Holdings, Inc.	134,548	4,204,625

		11,121,875

Containers & Packaging—0.5%
Ball Corp.	144,933	12,046,831

Diversified Consumer Services—0.0%
Houghton Mifflin Harcourt Co. (a)	320,582	554,607

Diversified Financial Services—0.6%
Equitable Holdings, Inc.	460,991	8,408,476
Voya Financial, Inc. (b)	118,149	5,662,881

		14,071,357

Electric Utilities—3.1%
Duke Energy Corp. (b)	262,475	23,244,786
Edison International	260,376	13,237,516
Exelon Corp.	424,321	15,173,719
FirstEnergy Corp.	616,783	17,707,840
Southern Co. (The)	54,265	2,942,248

		72,306,109

Electrical Equipment—0.2%
nVent Electric plc	203,684	3,603,170

BHFTI-143

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.	270,477	$8,766,160

Energy Equipment & Services—0.2%
Schlumberger NV	223,400	3,476,104

Entertainment—2.4%
Electronic Arts, Inc. (a)	109,046	14,220,689
Netflix, Inc. (a)	61,319	30,661,339
Spotify Technology S.A. (a)	30,698	7,446,414
Walt Disney Co. (The)	35,121	4,357,814

		56,686,256

Equity Real Estate Investment Trusts—2.9%
Alexandria Real Estate Equities, Inc. (b)	76,023	12,163,680
American Tower Corp.	95,207	23,014,388
Douglas Emmett, Inc. (b)	232,902	5,845,840
Equinix, Inc.	31,105	23,643,844
Sun Communities, Inc.	20,492	2,881,380

		67,549,132

Food & Staples Retailing—0.8%
Performance Food Group Co. (a)	225,465	7,805,598
Sysco Corp. (b)	173,540	10,797,659

		18,603,257

Food Products—1.3%
Mondelez International, Inc. - Class A	533,179	30,631,134

Health Care Equipment & Supplies—3.4%
Baxter International, Inc.	193,065	15,526,287
Boston Scientific Corp. (a)	474,102	18,115,438
Danaher Corp.	102,857	22,148,198
Edwards Lifesciences Corp. (a)	134,515	10,736,987
Intuitive Surgical, Inc. (a)	18,396	13,052,698

		79,579,608

Health Care Providers & Services—2.8%
Anthem, Inc.	44,977	12,080,372
Centene Corp. (a)	104,208	6,078,453
HCA Healthcare, Inc.	58,561	7,301,386
Laboratory Corp. of America Holdings (a)	25,090	4,723,694
McKesson Corp.	38,707	5,764,634
Quest Diagnostics, Inc. (b)	38,884	4,451,829
UnitedHealth Group, Inc.	81,839	25,514,945

		65,915,313

Health Care Technology—0.1%
American Well Corp. - Class A (a)	52,900	1,567,956

Hotels, Restaurants & Leisure—3.2%
Hyatt Hotels Corp. - Class A (b)	107,543	5,739,570
Las Vegas Sands Corp.	203,850	9,511,641
McDonald’s Corp.	273,612	60,055,098

		75,306,309

Household Durables—0.7%
DR Horton, Inc.	112,255	8,489,845
Lennar Corp. - Class A (b)	89,535	7,313,219

		15,803,064

Household Products—2.2%
Procter & Gamble Co. (The)	367,366	51,060,200

Industrial Conglomerates—1.1%
3M Co.	19,825	3,175,568
General Electric Co.	570,769	3,555,891
Honeywell International, Inc.	119,962	19,746,945

		26,478,404

Insurance—3.3%
American International Group, Inc.	301,492	8,300,075
Assurant, Inc. (b)	100,318	12,169,576
Assured Guaranty, Ltd. (b)	249,036	5,349,293
Athene Holding, Ltd. - Class A (a) (b)	191,436	6,524,139
Chubb, Ltd.	79,151	9,191,014
Hartford Financial Services Group, Inc. (The)	238,863	8,804,490
Marsh & McLennan Cos., Inc.	43,104	4,944,029
Progressive Corp. (The)	87,185	8,253,804
RenaissanceRe Holdings, Ltd.	17,427	2,958,059
Trupanion, Inc. (a) (b)	122,422	9,659,096

		76,153,575

Interactive Media & Services—7.3%
Alphabet, Inc. - Class A (a)	64,391	94,371,450
Facebook, Inc. - Class A (a)	176,675	46,271,183
Match Group, Inc. (a)	130,939	14,488,400
Snap, Inc. - Class A (a)	566,819	14,799,644

		169,930,677

Internet & Direct Marketing Retail—5.3%
Amazon.com, Inc. (a)	33,806	106,445,966
Booking Holdings, Inc. (a)	9,434	16,138,555

		122,584,521

IT Services—5.5%
FleetCor Technologies, Inc. (a)	52,843	12,581,918
Genpact, Ltd.	194,181	7,563,350
Global Payments, Inc.	197,410	35,056,068
GoDaddy, Inc. - Class A (a)	148,472	11,279,418
PayPal Holdings, Inc. (a)	104,856	20,659,778
Science Applications International Corp. (b)	51,420	4,032,357
Shopify, Inc. - Class A (a)	8,763	8,964,286
Snowflake, Inc. - Class A (a)	2,739	687,489
Visa, Inc. - A Shares (b)	112,627	22,522,021
WEX, Inc. (a) (b)	32,487	4,514,718

		127,861,403

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc. (b)	119,968	12,109,570
Illumina, Inc. (a)	20,616	6,371,993

BHFTI-144

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
PPD, Inc. (a)	266,763	$9,867,564

		28,349,127

Machinery—2.1%
Fortive Corp.	223,174	17,008,090
Ingersoll Rand, Inc. (a) (b)	387,570	13,797,492
Kennametal, Inc. (b)	146,797	4,248,305
Meritor, Inc. (a) (b)	45,921	961,586
Rexnord Corp. (b)	173,443	5,175,539
Stanley Black & Decker, Inc.	24,888	4,036,834
Westinghouse Air Brake Technologies Corp. (b)	75,344	4,662,287

		49,890,133

Media—2.6%
Charter Communications, Inc. - Class A (a)	70,800	44,203,272
New York Times Co. (The) - Class A (b)	81,202	3,474,634
Omnicom Group, Inc. (b)	255,092	12,627,054

		60,304,960

Multiline Retail—0.7%
Dollar General Corp.	82,258	17,242,922

Oil, Gas & Consumable Fuels—1.9%
BP plc (ADR)	165,653	2,892,301
Chevron Corp.	102,570	7,385,040
Concho Resources, Inc.	45,790	2,020,255
Diamondback Energy, Inc. (b)	52,637	1,585,426
EOG Resources, Inc.	202,982	7,295,173
Exxon Mobil Corp.	208,136	7,145,309
Marathon Petroleum Corp.	184,024	5,399,264
Pioneer Natural Resources Co.	26,408	2,270,824
Royal Dutch Shell plc - Class A (ADR) (b)	209,150	5,264,306
Royal Dutch Shell plc - Class B (ADR)	112,709	2,729,812

		43,987,710

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A	42,822	9,345,901

Pharmaceuticals—5.1%
AstraZeneca plc (ADR)	330,161	18,092,823
Bristol-Myers Squibb Co.	310,514	18,720,889
Eli Lilly and Co.	152,428	22,562,393
Merck & Co., Inc.	272,617	22,613,580
MyoKardia, Inc. (a) (b)	19,345	2,637,304
Odonate Therapeutics, Inc. (a)	54,022	725,515
Pfizer, Inc.	805,717	29,569,814
Reata Pharmaceuticals, Inc. - Class A (a) (b)	5,799	564,939
Royalty Pharma plc - Class A (b)	70,975	2,985,918
Tricida, Inc. (a) (b)	47,609	431,337
WAVE Life Sciences, Ltd. (a) (b)	38,143	323,834

		119,228,346

Professional Services—1.5%
Equifax, Inc.	11,715	1,838,083
IHS Markit, Ltd.	320,065	25,128,303

Professional Services—(Continued)
TransUnion	16,681	1,403,373
TriNet Group, Inc. (a) (b)	117,485	6,969,210

		35,338,969

Road & Rail—0.4%
J.B. Hunt Transport Services, Inc.	24,565	3,104,525
Uber Technologies, Inc. (a)	198,934	7,257,112

		10,361,637

Semiconductors & Semiconductor Equipment—4.7%
Advanced Micro Devices, Inc. (a)	280,275	22,979,747
KLA Corp.	37,255	7,217,784
Lattice Semiconductor Corp. (a)	379,243	10,982,877
Marvell Technology Group, Ltd. (b)	429,564	17,053,691
Micron Technology, Inc. (a)	341,039	16,015,191
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,980	10,537,479
Teradyne, Inc.	92,810	7,374,683
Texas Instruments, Inc.	119,038	16,997,436

		109,158,888

Software—8.3%
Adobe, Inc. (a)	22,569	11,068,515
Guidewire Software, Inc. (a) (b)	34,484	3,595,647
Microsoft Corp.	596,933	125,552,918
Q2 Holdings, Inc. (a) (b)	63,731	5,816,091
Salesforce.com, Inc. (a)	98,458	24,744,464
ServiceNow, Inc. (a)	18,385	8,916,725
Slack Technologies, Inc. - Class A (a) (b)	63,829	1,714,447
Splunk, Inc. (a) (b)	22,775	4,284,661
Workday, Inc. - Class A (a)	39,057	8,402,332

		194,095,800

Special Purpose Acquisition Companies—0.2%
Reinvent Technology Partners (a) (b)	183,610	2,109,661
Therapeutics Acquisition Corp. - Class A (a)	116,000	1,668,080

		3,777,741

Specialty Retail—2.8%
AutoZone, Inc. (a)	10,023	11,803,486
Lowe’s Cos., Inc.	147,953	24,539,485
TJX Cos., Inc. (The)	534,822	29,762,844

		66,105,815

Technology Hardware, Storage & Peripherals—5.3%
Apple, Inc.	1,059,954	122,753,273

Trading Companies & Distributors—0.1%
Triton International, Ltd.	79,438	3,230,743

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a)	58,438	6,682,970

Total Common Stocks (Cost $1,892,441,417)		2,328,020,605

BHFTI-145

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—0.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $1,878,832; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $1,916,477.	1,878,832	$1,878,832

Total Short-Term Investments (Cost $1,878,832)		1,878,832

Securities Lending Reinvestments (c)—7.9%

Certificates of Deposit—4.2%
Banco del Estado de Chile 0.250%, 01/04/21	3,000,000	3,000,000
Bank of Montreal (Chicago) 0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	4,000,000	4,000,396
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (d)	5,000,000	5,002,420
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (d)	2,000,000	2,000,376
0.271%, 1M LIBOR + 0.120%, 02/11/21 (d)	2,000,000	2,000,448
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	2,000,000
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (d)	5,000,000	5,001,380
0.550%, SOFR + 0.480%, 10/06/20 (d)	5,000,000	5,000,295
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,002,304
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (d)	2,500,000	2,497,205
0.281%, SOFR + 0.210%, 02/22/21 (d)	2,500,000	2,497,205
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	3,000,000	3,000,492
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	4,000,000	4,000,024
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	1,998,774	1,999,460
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	10,000,000	10,002,030
National Westminster Bank plc Zero Coupon, 12/03/20	999,500	999,620
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	5,000,000	5,002,395
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,075
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	2,000,000	1,999,724
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	11,968,801	11,997,120
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	4,000,000	4,000,304
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (d)	4,000,000	3,999,832

Certificates of Deposit—(Continued)
Toronto-Dominion Bank
0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	3,000,000	3,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	4,000,000	3,999,548

		98,500,943

Commercial Paper—0.4%
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	2,000,130
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

		10,000,130

Master Demand Notes—0.4%
Natixis Financial Products LLC 0.330%, OBFR + 0.250%, 10/01/20 (d)	10,000,000	10,000,000

Repurchase Agreements—2.6%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $5,000,025; collateralized by various Common Stock with an aggregate market value of $5,556,367.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $2,003,169; collateralized by various Common Stock with an aggregate market value of $2,222,747.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $4,001,400; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,728.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,428,000.	1,400,000	1,400,000

BHFTI-146

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $612,000.	600,000	$600,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $16,273,069; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $16,598,502.	16,273,042	16,273,042
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $3,326,010.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $100,001; collateralized by various Common Stock with an aggregate market value of $111,129.	100,000	100,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $32,284; collateralized by various Common Stock with an aggregate market value of $35,875.	32,282	32,282
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,000,101; collateralized by various Common Stock with an aggregate market value of $2,222,727.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,000,327; collateralized by various Common Stock with an aggregate market value of $7,780,771.	7,000,000	7,000,000

		59,405,324

Mutual Fund—0.3%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	6,000,000	6,000,000

Total Securities Lending Reinvestments (Cost $183,894,506)		183,906,397

Total Investments—107.8% (Cost $2,078,214,755)		2,513,805,834
Other assets and liabilities (net)—(7.8)%		(181,930,541)

Net Assets—100.0%		$2,331,875,293

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $186,796,816 and the collateral received consisted of cash in the amount of $183,869,758 and non-cash collateral with a value of $4,960,886. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-147

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,328,020,605	$—	$—	$2,328,020,605
Total Short-Term Investment*	—	1,878,832	—	1,878,832
Securities Lending Reinvestments
Certificates of Deposit	—	98,500,943	—	98,500,943
Commercial Paper	—	10,000,130	—	10,000,130
Master Demand Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	59,405,324	—	59,405,324
Mutual Fund	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	177,906,397	—	183,906,397
Total Investments	$2,334,020,605	$179,785,229	$—	$2,513,805,834

Collateral for Securities Loaned (Liability)	$—	$(183,869,758)	$—	$(183,869,758)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-148

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—4.2%
Dexus (REIT)	2,707,897	$17,281,532
Ingenia Communities Group (REIT)	2,545,156	8,327,393
Lifestyle Communities, Ltd.	1,018,873	7,189,447
Stockland (REIT)	5,232,405	14,213,089

		47,011,461

Belgium—1.4%
Montea CVA (REIT)	29,522	3,494,371
Shurgard Self Storage S.A.	153,570	6,697,788
Warehouses De Pauw CVA (REIT)	144,602	5,262,424

		15,454,583

Canada—2.8%
Canadian Apartment Properties (REIT)	572,267	19,963,052
Granite Real Estate Investment Trust (REIT)	113,397	6,581,292
H&R Real Estate Investment Trust (REIT)	670,217	4,867,259

		31,411,603

Finland—0.6%
Kojamo Oyj	308,562	6,625,490

Germany—9.5%
ADO Properties S.A. (a)	268,506	7,441,426
Deutsche Euroshop AG (a)	154,742	1,922,819
Deutsche Wohnen SE	419,979	21,014,348
Grand City Properties S.A.	300,568	7,263,011
LEG Immobilien AG	164,278	23,451,032
TAG Immobilien AG	379,190	11,442,811
Vonovia SE	513,524	35,288,604

		107,824,051

Hong Kong—6.7%
Hongkong Land Holdings, Ltd.	1,627,400	6,060,807
Link REIT (The) (REIT)	2,715,560	22,198,042
Sino Land Co., Ltd.	10,010,000	11,649,573
Sun Hung Kai Properties, Ltd.	1,904,000	24,409,112
Swire Properties, Ltd.	4,190,600	11,072,785

		75,390,319

Ireland—0.2%
Hibernia REIT plc (REIT) (b)	2,396,683	2,801,333

Japan—12.5%
Activia Properties, Inc. (REIT)	1,745	6,636,007
AEON REIT Investment Corp. (REIT)	5,794	6,687,133
Kenedix Office Investment Corp. (REIT)	1,647	9,885,532
Kenedix Retail REIT Corp. (REIT)	2,592	5,207,333
LaSalle Logiport (REIT)	11,106	18,546,034
MCUBS MidCity Investment Corp. (REIT)	11,687	9,028,788
Mitsui Fudosan Co., Ltd.	1,461,611	25,457,989
Nomura Real Estate Holdings, Inc.	668,300	12,711,267
Orix JREIT, Inc. (REIT)	17,850	27,536,873
Sankei Real Estate, Inc. (REIT) (b)	7,293	6,861,784
Tokyo Tatemono Co., Ltd.	1,088,000	13,316,116

		141,874,856

Singapore—3.3%
CapitaLand Mall Trust (REIT)	3,808,800	5,423,064
CapitaLand, Ltd.	8,416,529	16,816,780
Mapletree Commercial Trust (REIT)	5,940,100	8,500,938
Mapletree Industrial Trust (REIT)	2,706,800	6,392,291

		37,133,073

Sweden—1.6%
Castellum AB	584,352	13,290,269
Catena AB	104,376	4,613,552

		17,903,821

United Kingdom—3.9%
Big Yellow Group plc (REIT)	556,104	7,454,248
Derwent London plc (REIT)	302,820	10,054,491
Grainger plc	1,762,346	6,745,374
Safestore Holdings plc (REIT)	544,847	5,470,233
Segro plc (REIT)	1,030,975	12,393,439
Tritax EuroBox plc (REIT)	2,137,928	2,421,760

		44,539,545

United States—52.4%
Acadia Realty Trust (REIT) (b)	340,300	3,573,150
Alexandria Real Estate Equities, Inc. (REIT)	170,801	27,328,160
American Campus Communities, Inc. (REIT)	393,138	13,728,379
American Homes 4 Rent Trust (REIT) - Class A (b)	443,136	12,620,513
Apartment Investment & Management Co. (REIT) - Class A	324,185	10,931,518
Brandywine Realty Trust (REIT) (b)	570,289	5,896,788
Brixmor Property Group, Inc. (REIT) (b)	798,872	9,338,814
Camden Property Trust (REIT) (b)	173,233	15,414,272
Columbia Property Trust, Inc. (REIT) (b)	350,674	3,825,853
Cousins Properties, Inc. (REIT)	451,807	12,917,162
Crown Castle International Corp. (REIT)	38,357	6,386,441
CubeSmart (REIT) (b)	771,825	24,937,666
CyrusOne, Inc. (REIT)	341,707	23,929,741
Duke Realty Corp. (REIT)	449,952	16,603,229
Equity Residential (REIT)	448,750	23,034,338
Extra Space Storage, Inc. (REIT)	25,686	2,748,145
Healthcare Trust of America, Inc. (REIT) - Class A (b)	747,782	19,442,332
Healthpeak Properties, Inc. (REIT) (b)	413,341	11,222,208
Host Hotels & Resorts, Inc. (REIT)	1,041,436	11,237,094
Hudson Pacific Properties, Inc. (REIT)	484,468	10,624,383
Invitation Homes, Inc. (REIT)	1,480,831	41,448,460
Life Storage, Inc. (REIT)	238,695	25,127,423
MGM Growth Properties LLC (REIT) - Class A	406,001	11,359,908
Piedmont Office Realty Trust, Inc. (REIT) - Class A	455,891	6,186,441
ProLogis, Inc. (REIT)	662,174	66,627,948
QTS Realty Trust, Inc. (REIT) - Class A (b)	112,055	7,061,706
Regency Centers Corp. (REIT)	190,443	7,240,643
Retail Properties of America, Inc. (REIT) - Class A (b)	756,080	4,392,825
Simon Property Group, Inc. (REIT) (b)	428,711	27,729,027
SITE Centers Corp. (REIT) (b)	706,808	5,089,018
Spirit Realty Capital, Inc. (REIT) (b)	399,132	13,470,705
STORE Capital Corp. (REIT) (b)	727,462	19,954,283
Ventas, Inc. (REIT)	456,488	19,154,236
VEREIT, Inc. (REIT) (b)	4,186,565	27,212,673

BHFTI-149

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
VICI Properties, Inc. (REIT)	888,349	$20,760,716
Welltower, Inc. (REIT)	443,167	24,414,070

		592,970,268

Total Common Stocks (Cost $1,135,108,837)		1,120,940,403

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $5,993,183; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 1.625%, maturing 08/31/22, and an aggregate market value of $6,113,141.	5,993,183	5,993,183

Total Short-Term Investments (Cost $5,993,183)		5,993,183

Securities Lending Reinvestments (c)—4.9%

Certificates of Deposit—1.2%
Agricultural Bank of China 0.610%, 10/19/20	500,000	500,108
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (d)	500,000	499,441
0.281%, SOFR + 0.210%, 02/22/21 (d)	500,000	499,441
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	1,000,000	1,000,164
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/25/21	1,998,239	1,998,560
Mizuho Bank, Ltd. New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	2,000,000	2,000,406
National Westminster Bank plc Zero Coupon, 12/03/20	999,500	999,620
Skandinaviska Enskilda Banken AB 0.452%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	1,994,800	1,999,520
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (d)	2,000,000	2,001,992

		13,499,282

Repurchase Agreements—2.6%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $3,004,753; collateralized by various Common Stock with an aggregate market value of $3,334,121.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $2,000,700; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $2,192,481.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $7,600,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $7,752,001.	7,600,000	7,600,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $918,000.	900,000	900,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $4,603,303; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $4,695,361.	4,603,296	4,603,296
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,400,114; collateralized by various Common Stock with an aggregate market value of $2,667,096.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,900,096; collateralized by various Common Stock with an aggregate market value of $2,111,591.	1,900,000	1,900,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $500,023; collateralized by various Common Stock with an aggregate market value of $555,769.	500,000	500,000

		29,903,296

BHFTI-150

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.1%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	2,000,000	$2,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	1,000,000	1,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $55,400,044)		55,402,578

Total Investments—104.5% (Cost $1,196,502,064)		1,182,336,164
Other assets and liabilities (net)—(4.5)%		(51,199,225)

Net Assets—100.0%		$1,131,136,939

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $45,690,485 and the collateral received consisted of cash in the amount of $55,394,640. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Real Estate Operating Companies	14.4
Residential REIT’s	12.9
Office REIT’s	12.4
Industrial REIT’s	12.0
Specialized REIT’s	11.0
Retail REIT’s	10.5
Diversified Real Estate Activities	8.2
Diversified REIT’s	7.5
Health Care REITs	6.6
Hotel & Resort REITs	2.0

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-151

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$47,011,461	$—	$47,011,461
Belgium	—	15,454,583	—	15,454,583
Canada	31,411,603	—	—	31,411,603
Finland	—	6,625,490	—	6,625,490
Germany	—	107,824,051	—	107,824,051
Hong Kong	—	75,390,319	—	75,390,319
Ireland	—	2,801,333	—	2,801,333
Japan	—	141,874,856	—	141,874,856
Singapore	—	37,133,073	—	37,133,073
Sweden	—	17,903,821	—	17,903,821
United Kingdom	—	44,539,545	—	44,539,545
United States	592,970,268	—	—	592,970,268
Total Common Stocks	624,381,871	496,558,532	—	1,120,940,403
Total Short-Term Investment*	—	5,993,183	—	5,993,183
Securities Lending Reinvestments
Certificates of Deposit	—	13,499,282	—	13,499,282
Repurchase Agreements	—	29,903,296	—	29,903,296
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	43,402,578	—	55,402,578
Total Investments	$636,381,871	$545,954,293	$—	$1,182,336,164

Collateral for Securities Loaned (Liability)	$—	$(55,394,640)	$—	$(55,394,640)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-152

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Australia—3.5%
AMP, Ltd.	26,605,722	$25,039,234
Brambles, Ltd.	3,651,600	27,489,485
Orica, Ltd.	3,651,967	40,466,392

		92,995,111

Belgium—0.9%
Anheuser-Busch InBev S.A.	436,700	23,572,014

Canada—2.2%
Cenovus Energy, Inc.	8,013,065	31,232,629
Open Text Corp.	596,400	25,207,760

		56,440,389

China—2.3%
Alibaba Group Holding, Ltd. (a)	412,100	15,238,909
Alibaba Group Holding, Ltd. (ADR) (a)	7,700	2,263,646
Baidu, Inc. (ADR) (a) (b)	200,975	25,441,425
Trip.com Group, Ltd. (ADR) (a)	582,635	18,143,254

		61,087,234

Finland—1.2%
UPM-Kymmene Oyj	1,058,300	32,210,464

France—11.3%
Accor S.A. (a)	2,020,126	56,501,994
BNP Paribas S.A. (a)	3,008,662	108,991,854
Bureau Veritas S.A. (a)	951,295	21,367,060
EssilorLuxottica S.A. (a)	162,200	22,056,838
Publicis Groupe S.A. (b)	1,701,738	55,147,474
Valeo S.A.	1,101,800	33,674,652

		297,739,872

Germany—17.2%
Allianz SE	309,400	59,348,669
Bayer AG	925,560	57,848,509
Bayerische Motoren Werke AG	1,215,207	88,236,298
Continental AG	773,216	83,820,694
Daimler AG	1,906,093	102,777,398
Fresenius Medical Care AG & Co. KGaA	278,157	23,487,941
Henkel AG & Co. KGaA	101,809	9,536,251
ThyssenKrupp AG (a) (b)	5,281,000	26,690,871
thyssenkrupp AG (a)	8,700	43,859

		451,790,490

Indonesia—1.1%
Bank Mandiri Persero Tbk PT	87,423,900	29,336,284

Ireland—2.0%
Ryanair Holdings plc (a)	138,700	1,844,299
Ryanair Holdings plc (ADR) (a)	602,868	49,290,488

		51,134,787

Italy—3.7%
Intesa Sanpaolo S.p.A. (a)	52,369,100	98,334,902

Japan—2.7%
Komatsu, Ltd.	1,710,700	$37,660,408
Toyota Motor Corp.	499,500	33,036,708

		70,697,116

Mexico—0.8%
Grupo Televisa S.A.B. (ADR) (a) (b)	3,224,908	19,929,931

Netherlands—2.1%
EXOR NV	1,004,452	54,659,640

South Africa—2.3%
Naspers, Ltd. - N Shares	343,208	60,533,857

South Korea—1.8%
NAVER Corp.	101,800	25,774,841
Samsung Electronics Co., Ltd.	433,350	21,834,631

		47,609,472

Spain—1.5%
Amadeus IT Group S.A.	732,000	40,623,052

Sweden—5.2%
Hennes & Mauritz AB - B Shares (b)	3,080,000	53,125,657
SKF AB - B Shares	2,038,790	42,013,242
Volvo AB - B Shares (a)	2,183,891	41,945,102

		137,084,001

Switzerland—12.6%
Cie Financiere Richemont S.A.	546,647	36,614,848
Credit Suisse Group AG	9,078,354	90,863,072
Ferguson plc	191,032	19,220,934
Glencore plc (a)	52,297,665	108,345,656
LafargeHolcim, Ltd. (a)	592,348	27,001,285
Novartis AG	165,800	14,408,230
Swatch Group AG (The) - Bearer Shares	144,594	33,681,541

		330,135,566

United Kingdom—21.2%
Ashtead Group plc	1,108,641	39,721,576
Bunzl plc	572,100	18,457,924
CNH Industrial NV (a)	11,820,300	91,862,640
Compass Group plc	1,966,900	29,525,449
G4S plc (a)	11,016,100	28,432,885
Liberty Global plc - Class A (a)	1,321,100	27,756,311
Liberty Global plc - Class C (a)	755,756	15,519,449
Lloyds Banking Group plc (a)	304,192,300	103,228,905
Natwest Group plc (a)	27,428,501	37,451,330
Prudential plc	3,311,300	47,274,586
Rolls-Royce Holdings plc (b)	10,411,200	17,275,117
Schroders plc	1,055,384	36,781,223
Schroders plc (non-voting shares)	10,427	248,967
Smiths Group plc	1,298,307	22,825,358
WPP plc	5,040,055	39,361,581

		555,723,301

Total Common Stocks (Cost $2,994,005,192)		2,511,637,483

BHFTI-153

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Preferred Stock—0.5%

Security Description	Shares/ Principal Amount*	Value

Germany—0.5%
Henkel AG & Co. KGaA (Cost $12,740,122)	123,800	$12,963,217

Short-Term Investment—3.4%

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $88,822,178; collateralized by U.S. Treasury Note at 1.875%, maturing 08/31/22, with a market value of $90,598,634.	88,822,178	88,822,178

Total Short-Term Investments (Cost $88,822,178)		88,822,178

Securities Lending Reinvestments (c)—1.7%

Repurchase Agreements—0.5%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $3,004,753; collateralized by various Common Stock with an aggregate market value of $3,334,121.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,100,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,142,000.	2,100,000	2,100,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $816,000.	800,000	800,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,444,972; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,493,867.	2,444,967	2,444,967
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $2,217,340.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,200,105; collateralized by various Common Stock with an aggregate market value of $2,444,838.	2,200,000	2,200,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $100,005; collateralized by various Common Stock with an aggregate market value of $111,136.	100,000	100,000

		12,644,967

Mutual Funds—1.2%
BlackRock Liquidity Funds, Institutional Shares 0.010% (d)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (d)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (d)	6,800,000	6,800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (d)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (d)	4,500,000	4,500,000

		31,800,000

Total Securities Lending Reinvestments (Cost $44,444,967)		44,444,967

Total Investments— 101.2% (Cost $3,140,012,459)		2,657,867,845
Other assets and liabilities (net)—(1.2)%		(30,969,516)

Net Assets—100.0%		$2,626,898,329

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $54,793,925 and the collateral received consisted of cash in the amount of $44,444,967 and non-cash collateral with a value of $14,254,804. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

BHFTI-154

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Banks	14.4
Automobiles	8.5
Machinery	8.1
Metals & Mining	5.1
Capital Markets	4.9
Auto Components	4.5
Media	4.4
Insurance	4.1
Internet & Direct Marketing Retail	3.7
Textiles, Apparel & Luxury Goods	3.5

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
CHF	23,996,000	SSBT	12/16/20	USD	25,396,355	$(715,298)

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-155

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1		Level 2		Level 3	Total
Common Stocks
Australia	$—		$92,995,111		$—	$92,995,111
Belgium	—		23,572,014		—	23,572,014
Canada	56,440,389		—		—	56,440,389
China	45,848,325		15,238,909		—	61,087,234
Finland	—		32,210,464		—	32,210,464
France	—		297,739,872		—	297,739,872
Germany	—		451,790,490		—	451,790,490
Indonesia	—		29,336,284		—	29,336,284
Ireland	49,290,488		1,844,299		—	51,134,787
Italy	—		98,334,902		—	98,334,902
Japan	—		70,697,116		—	70,697,116
Mexico	19,929,931		—		—	19,929,931
Netherlands	—		54,659,640		—	54,659,640
South Africa	—		60,533,857		—	60,533,857
South Korea	—		47,609,472		—	47,609,472
Spain	—		40,623,052		—	40,623,052
Sweden	—		137,084,001		—	137,084,001
Switzerland	—		330,135,566		—	330,135,566
United Kingdom	43,275,760		512,447,541		—	555,723,301
Total Common Stocks	214,784,893		2,296,852,590		—	2,511,637,483
Total Preferred Stock*	—		12,963,217		—	12,963,217
Total Short-Term Investment*	—		88,822,178		—	88,822,178
Securities Lending Reinvestments
Repurchase Agreements	—		12,644,967		—	12,644,967
Mutual Funds	31,800,000		—		—	31,800,000
Total Securities Lending Reinvestments	31,800,000		12,644,967		—	44,444,967
Total Investments	$246,584,893		$2,411,282,952		$—	$2,657,867,845

Collateral for Securities Loaned (Liability)	$—	$	(44,444,967	) $	—	$(44,444,967)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$	(715,298	) $	—	$(715,298)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-156

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—4.5% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.5%
U.S. Treasury Floating Rate Notes
0.155%, 3M USTBMM + 0.055%, 07/31/22 (a)	31,000,000	$30,997,832
0.214%, 3M USTBMM + 0.114%, 04/30/22 (a)	28,000,000	28,028,416

Total U.S. Treasury & Government Agencies (Cost $59,000,000)		59,026,248

Commodity-Linked Securities—2.5%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 10/22/21 (144A) (a)	6,930,000	7,304,522
Cargill, Inc.Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 04/21/21 (144A) (a)	12,000,000	15,559,059
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 10/28/21 (144A) (a)	9,500,000	9,661,057

Total Commodity-Linked Securities (Cost $28,430,000)		32,524,638

Municipals—1.5%
Maumelle Arkansas Industrial Development, Revenue Bond 0.100%, 08/01/45 (144A) (a) (Cost $20,000,000)	20,000,000	20,000,000

Short-Term Investments—84.8%

Certificate of Deposit—3.7%
Bank of Montreal (Chicago) 0.383%, 3M LIBOR + 0.140%, 05/10/21 (a)	20,000,000	20,017,015
Mizuho Bank, Ltd. 0.303%, 3M LIBOR + 0.060%, 02/10/21 (a)	20,000,000	20,004,992
Svenska Handelsbanken 0.362%, 3M LIBOR + 0.090%, 07/20/21 (a)	9,000,000	9,005,752

		49,027,759

Commercial Paper—56.2%
Anglesea Funding plc 0.280%, 3M LIBOR + 0.030%, 03/12/21 (144A) (a)	25,000,000	24,999,770
Apple, Inc.
0.098%, 10/27/20 (144A) (b)	12,000,000	11,999,298
0.110%, 12/02/20 (144A) (b)	10,000,000	9,998,390
ASB Finance, Ltd. 0.181%, 01/21/21 (144A) (b)	14,000,000	13,993,760
Bank of Nova Scotia (The) 0.373%, 3M LIBOR + 0.130%, 11/09/20 (144A) (a)	31,000,000	31,005,558
Barclays Bank plc 0.220%, 12/10/20 (144A)	14,000,000	13,994,285
Bennington Stark Capital Co. LLC 0.104%, 10/07/20 (144A) (b)	4,000,000	3,999,907

Commercial Paper—(Continued)
Chevron Corp.
0.098%, 11/03/20 (144A) (b)	21,000,000	20,997,997
0.220%, 12/11/20 (144A) (b)	12,500,000	12,497,150
Collateralized Commercial Paper FLEX Co. LLC
0.306%, 3M LIBOR + 0.050%, 10/23/20 (144A) (a)	30,000,000	30,001,950
Commonwealth Bank of Australia 0.036%, 3M LIBOR + 0.120%, 11/09/20 (144A) (a)	20,000,000	20,003,164
Concord Minutemen Capital Co. LLC 0.210%, 12/01/20 (144A) (b)	30,000,000	29,991,010
Crown Point Capital Co. LLC 0.320%, 02/01/21 (144A) (b)	30,000,000	30,009,177
DBS Bank Ltd. 0.191%, 01/19/21 (144A) (b)	17,000,000	16,991,613
Dexia Credit Local S.A. 0.222%, 02/22/21 (144A) (b)	20,000,000	19,988,400
Exxon Mobil Corp.
0.141%, 01/06/21 (b)	15,000,000	14,994,896
0.159%, 11/17/20 (b)	11,500,000	11,498,375
0.201%, 02/04/21 (b)	10,000,000	9,994,744
FMS Wertmanagement 0.202%, 02/17/21 (144A) (b)	11,500,000	11,492,174
ING U.S. Funding LLC 0.598%, 3M LIBOR + 0.150%, 02/01/21 (a)	20,000,000	20,003,384
Lexington Parker Capital Co. LLC 0.161%, 10/15/20 (144A) (b)	20,000,000	19,998,833
LVMH Moet Hennessy Louis Vuitton SE
0.127%, 10/26/20 (144A) (b)	20,000,000	19,999,018
0.130%, 12/14/20 (144A) (b)	14,000,000	13,996,500
L’Oreal U.S.A., Inc. 0.077%, 10/21/20 (144A) (b)	18,500,000	18,499,201
Nestle Finance International, Ltd. 0.080%, 10/08/20 (144A) (b)	33,500,000	33,499,486
Novartis Finance Corp. 0.110%, 12/07/20 (144A) (b)	34,000,000	33,993,899
Old Line Funding LLC 0.339%, 12/01/20 (144A) (b)	35,000,000	34,990,958
PACCAR Financial Corp.
0.078%, 10/07/20 (b)	24,000,000	23,999,580
0.088%, 10/28/20 (b)	10,000,000	9,999,168
Pfizer, Inc.
0.088%, 10/28/20 (144A) (b)	12,000,000	11,999,263
0.099%, 11/12/20 (144A) (b)	20,000,000	19,997,993
Proctor & Gamble Co. 0.100%, 12/07/20 (144A) (b)	35,000,000	34,994,248
Ridgefield Funding Co. 0.394%, 11/05/20 (144A) (b)	25,000,000	24,995,950
Shell International Finance B.V. 0.221%, 02/02/21 (144A) (b)	15,000,000	14,987,760
Sumitomo Mitsui Banking Corp. 0.276%, 1M LIBOR + 0.120%, 02/22/21 (a)	10,000,000	10,001,586
Toronto-Dominion Bank (The) 0.651%, 3M LIBOR + 0.150%, 05/05/21 (144A) (a)	15,000,000	15,010,687
Total Capital Canada, Ltd. 0.149%, 11/18/20 (144A) (b)	10,000,000	9,998,285
Toyota Credit Canada, Inc. 0.261%, 01/11/21 (b)	13,000,000	12,991,185

BHFTI-157

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Toyota Motor Credit Corp. 2.000%, 3M LIBOR + 0.100%, 10/02/20 (a)	10,000,000	$10,000,000
UBS AG 0.445%, 3M LIBOR + 0.170%, 07/14/21 (144A) (a)	8,300,000	8,307,790

		740,716,392

Mutual Funds—15.2%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.110% (c) (d)	121,424,393	121,424,393
STIT-Government & Agency Portfolio, Institutional Class 0.030% (c) (d)	47,843,194	47,843,194
STIT-Treasury Portfolio, Institutional Class 0.101% (c) (d)	31,125,654	31,125,654

		200,393,241

U.S. Treasury—9.7%
U.S. Treasury Bills
0.113%, 02/25/21 (b)	58,800,000	58,774,189
0.117%, 10/29/20 (b)	30,500,000	30,497,687
0.152%, 10/06/20 (b)	11,500,000	11,499,892
0.156%, 01/07/21 (b)	26,600,000	26,592,850

		127,364,618

Total Short-Term Investments (Cost $1,117,387,201)		1,117,502,010

Total Investments—93.3% (Cost $1,224,817,201)		1,229,052,896
Other assets and liabilities (net)—6.7%		88,667,872

Net Assets—100.0%		$1,317,720,768

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(d)	Affiliated Issuer.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $669,758,112, which is 50.8% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/20	2,580	AUD	385,433,476	$2,756,463
Brent Crude Oil Futures	03/31/21	615	USD	27,115,350	(1,773,867)
Canada Government Bond 10 Year Futures	12/18/20	2,580	CAD	391,669,800	(77,540)
Euro STOXX 50 Index Futures	12/18/20	2,630	EUR	84,002,200	(3,619,052)
FTSE 100 Index Futures	12/18/20	1,325	GBP	77,399,875	(3,027,398)
Hang Seng Index Futures	10/29/20	506	HKD	592,779,000	754,650
New York Harbor ULSD Futures	02/26/21	125	USD	6,331,500	(528,503)
RBOB Gasoline Futures	10/30/20	576	USD	28,585,267	262,029
Russell 2000 Index E-Mini Futures	12/18/20	1,010	USD	75,972,200	(137,316)
S&P 500 Index E-Mini Futures	12/18/20	447	USD	74,917,200	(846,685)
Silver Futures	12/29/20	262	USD	30,777,140	(5,367,995)
TOPIX Index Futures	12/10/20	977	JPY	15,881,135,000	2,333,941
U.S. Treasury Long Bond Futures	12/21/20	682	USD	120,223,813	(128,630)
United Kingdom Long Gilt Bond Futures	12/29/20	393	GBP	53,491,230	141,219
WTI Light Sweet Crude Oil Futures	03/22/21	299	USD	12,492,220	(761,159)

Net Unrealized Depreciation					$(10,019,843)

BHFTI-158

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.450%	Monthly	09/10/21	BBP	Barclays Commodity Strategy 1745 Excess Return Index (a)	USD	18,148,175	$621,575	$—	$621,575
Pay	0.260%	Monthly	07/19/21	BBP	Barclays Copper Excess Return Index	USD	25,062,729	(319,841)	—	(319,841)
Pay	0.300%	Monthly	04/09/21	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	27,295,444	(239,660)	—	(239,660)
Pay	0.470%	Monthly	02/16/21	CG	Cargill Commodity Index (b)	USD	34,984,815	1,444,305	—	1,444,305
Pay	0.120%	Monthly	12/10/20	CG	Cargill Gold Excess Return Index	USD	23,272,674	(571,248)	—	(571,248)
Pay	0.400%	Monthly	10/29/20	GSI	Goldman Sachs Commodity i-Select Strategy 1121 (c)	USD	34,988,197	1,384,663	—	1,384,663
Pay	0.000%	Monthly	10/29/20	GSI	Hang Seng Index	HKD	193,714,987	248,452	—	248,452
Pay	0.250%	Monthly	04/27/21	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	8,722,010	84,678	—	84,678
Pay	0.250%	Monthly	11/12/20	MLI	MLCX Natural Gas Annual Excess Return Index	USD	9,705,566	—	—	—
Pay	0.300%	Monthly	12/09/20	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	8,365,995	84,387	—	84,387
Pay	0.140%	Monthly	06/21/21	MLI	Merrill Lynch Gold Excess Return Index	USD	22,840,508	—	—	—
Pay	0.300%	Monthly	07/19/21	MSC	S&P GSCI Aluminum Dynamic Roll Index	USD	18,926,985	(356,900)	—	(356,900)
Pay	0.090%	Monthly	10/15/20	JPMC	S&P GSCI Gold Index Excess Return	USD	18,369,368	(116,526)	—	(116,526)

Totals								$2,263,885	$—	$2,263,885

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of September 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$3,938,154	21.7%
Soybean Meal	3,774,819	20.8%
Soybean	3,702,228	20.4%
Sugar No. 11	2,232,226	12.3%
Wheat	1,125,187	6.2%
Corn No. 2 Yellow	1,034,446	5.7%
Coffee “C”	998,150	5.5%
Soybean Oil	998,150	5.5%
Live Cattle	199,630	1.1%
Lean Hogs	145,185	0.8%

	$18,148,175	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of September 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$8,081,492	23.1%
Cotton No. 2	8,011,523	22.9%
Soybean	7,801,614	22.3%
Sugar No. 11	2,553,891	7.3%
Wheat	2,343,983	6.7%
Coffee “C”	1,994,134	5.7%
Corn No. 2 Yellow	1,959,150	5.6%
Soybean Oil	1,854,195	5.3%
Lean Hogs	209,909	0.6%
Live Cattle	174,924	0.5%

	$34,984,815	100.0%

BHFTI-159

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Total Return Swaps—(Continued)

(c)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$8,082,275	23.1%
Cotton No. 2	8,012,297	22.9%
Soybean	7,802,368	22.3%
Sugar No. 11	2,554,138	7.3%
Wheat	2,344,209	6.7%
Coffee “C”	1,994,327	5.7%
Corn No. 2 Yellow	1,959,339	5.6%
Soybean Oil	1,854,374	5.3%
Lean Hogs	209,929	0.6%
Live Cattle	174,941	0.5%

	$34,988,197	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-160

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$59,026,248	$—	$59,026,248
Total Commodity-Linked Securities*	—	32,524,638	—	32,524,638
Total Municipals*	—	20,000,000	—	20,000,000
Short-Term Investments
Certificate of Deposit	—	49,027,759	—	49,027,759
Commercial Paper	—	740,716,392	—	740,716,392
Mutual Funds	200,393,241	—	—	200,393,241
U.S. Treasury	—	127,364,618	—	127,364,618
Total Short-Term Investments	200,393,241	917,108,769	—	1,117,502,010
Total Investments	$200,393,241	$1,028,659,655	$—	$1,229,052,896

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,248,302	$—	$—	$6,248,302
Futures Contracts (Unrealized Depreciation)	(16,268,145)	—	—	(16,268,145)
Total Futures Contracts	$(10,019,843)	$—	$—	$(10,019,843)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,868,060	$—	$3,868,060
OTC Swap Contracts at Value (Liabilities)	—	(1,604,175)	—	(1,604,175)
Total OTC Swap Contracts	$—	$2,263,885	$—	$2,263,885

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-161

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Textron, Inc.	802,961	$28,978,863

Air Freight & Logistics—2.4%
FedEx Corp.	197,749	49,737,828

Automobiles—2.0%
General Motors Co.	1,347,624	39,876,194

Banks—11.8%
Bank of America Corp.	2,936,274	70,734,841
Citigroup, Inc.	1,620,996	69,881,137
Citizens Financial Group, Inc.	819,460	20,715,949
Fifth Third Bancorp (a)	1,011,658	21,568,548
JPMorgan Chase & Co.	303,280	29,196,766
PNC Financial Services Group, Inc. (The)	84,425	9,279,152
Wells Fargo & Co.	810,102	19,045,498

		240,421,891

Building Products—2.7%
Johnson Controls International plc	872,184	35,628,716
Trane Technologies plc	155,434	18,846,373

		54,475,089

Capital Markets—6.2%
Bank of New York Mellon Corp. (The)	983,796	33,783,554
Goldman Sachs Group, Inc. (The)	151,497	30,446,352
Morgan Stanley	961,048	46,466,671
State Street Corp.	274,848	16,306,732

		127,003,309

Chemicals—3.7%
CF Industries Holdings, Inc.	924,773	28,399,779
Corteva, Inc.	1,064,128	30,657,528
DuPont de Nemours, Inc.	304,934	16,917,738

		75,975,045

Communications Equipment—1.9%
Cisco Systems, Inc.	982,036	38,682,398

Consumer Finance—0.7%
Ally Financial, Inc. (a)	565,056	14,165,954

Containers & Packaging—1.7%
International Paper Co.	834,051	33,812,428

Diversified Telecommunication Services—1.4%
AT&T, Inc.	1,035,389	29,518,940

Electric Utilities—1.6%
Exelon Corp.	908,946	32,503,909

Electrical Equipment—4.0%
Eaton Corp. plc	408,788	41,708,640
Emerson Electric Co. (a)	595,990	39,079,064

		80,787,704

Equity Real Estate Investment Trusts—0.7%
Host Hotels & Resorts, Inc. (a)	1,386,065	14,955,641

Food Products—1.9%
Archer-Daniels-Midland Co.	252,606	11,743,653
Kraft Heinz Co. (The) (a)	410,251	12,287,017
Tyson Foods, Inc. - Class A	253,095	15,054,091

		39,084,761

Health Care Equipment & Supplies—0.8%
DENTSPLY SIRONA, Inc. (a)	353,660	15,465,552

Health Care Providers & Services—9.4%
Anthem, Inc.	188,430	50,610,414
Cardinal Health, Inc.	151,877	7,130,625
CVS Health Corp.	455,322	26,590,805
HCA Healthcare, Inc. (a)	339,478	42,326,117
Henry Schein, Inc. (b)	308,943	18,159,670
McKesson Corp.	222,327	33,111,160
Universal Health Services, Inc. - Class B (a)	136,769	14,637,018

		192,565,809

Hotels, Restaurants & Leisure—0.7%
Las Vegas Sands Corp.	295,822	13,803,055

Independent Power and Renewable Electricity Producers—1.4%
Vistra Corp.	1,496,382	28,221,765

Industrial Conglomerates—1.0%
General Electric Co. (a)	3,133,923	19,524,340

Insurance—3.3%
Allstate Corp. (The)	284,571	26,789,514
American International Group, Inc.	1,504,722	41,424,997

		68,214,511

Internet & Direct Marketing Retail—1.8%
Booking Holdings, Inc. (a) (b)	12,138	20,764,234
eBay, Inc.	289,089	15,061,537

		35,825,771

IT Services—2.0%
Cognizant Technology Solutions Corp. - Class A	598,396	41,540,650

Machinery—2.1%
Caterpillar, Inc. (a)	282,316	42,107,431

Media—1.5%
Comcast Corp. - Class A	681,792	31,539,698

Oil, Gas & Consumable Fuels—8.8%
BP plc (ADR) (a)	1,402,206	24,482,517
Canadian Natural Resources, Ltd.	977,932	15,672,764
Chevron Corp.	537,002	38,664,144
Devon Energy Corp. (a)	1,561,627	14,772,991
Hess Corp. (a)	649,236	26,573,230

BHFTI-162

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Marathon Oil Corp. (a)	3,855,302	$15,768,185
Parsley Energy, Inc. - Class A (a)	1,383,615	12,950,636
Pioneer Natural Resources Co.	118,715	10,208,303
Suncor Energy, Inc. (a)	1,631,297	19,950,762

		179,043,532

Pharmaceuticals—6.0%
Bristol-Myers Squibb Co.	586,404	35,354,297
Johnson & Johnson	284,314	42,328,668
Sanofi (ADR)	892,096	44,756,457

		122,439,422

Semiconductors & Semiconductor Equipment—5.5%
Intel Corp.	770,868	39,915,545
NXP Semiconductors NV	257,420	32,128,590
QUALCOMM, Inc.	335,084	39,432,685

		111,476,820

Software—2.7%
CDK Global, Inc.	389,888	16,995,218
Microsoft Corp.	179,849	37,827,640

		54,822,858

Tobacco—4.5%
Altria Group, Inc.	775,007	29,946,270
Philip Morris International, Inc.	835,626	62,663,594

		92,609,864

Wireless Telecommunication Services—0.6%
Vodafone Group plc	8,572,163	11,372,520

Total Common Stocks (Cost $1,948,569,500)		1,960,553,552

Short-Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $77,871,308; collateralized by U.S. Treasury Note at 0.125%, maturing 08/31/22, with a market value of $79,428,737.	77,871,308	77,871,308

Total Short-Term Investments (Cost $77,871,308)		77,871,308

Securities Lending Reinvestments (c)—3.7%

Certificates of Deposit—0.5%
Agricultural Bank of China 0.610%, 10/19/20	2,000,000	2,000,434
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	1,000,000	1,000,000

Certificates of Deposit—(Continued)
Credit Suisse AG 0.550%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	4,000,236
National Westminster Bank plc Zero Coupon, 12/03/20	1,999,001	1,999,240
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	1,000,000	1,000,076

		9,999,986

Repurchase Agreements — 2.0%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,000,010; collateralized by various Common Stock with an aggregate market value of $2,222,547.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $13,005,435; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $14,251,129.	13,000,000	13,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $4,500,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $4,590,001.	4,500,000	4,500,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,900,005; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,938,000.	1,900,000	1,900,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,865,666; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,902,976.	1,865,663	1,865,663
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $10,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $11,086,702.	10,000,000	10,000,000

BHFTI-163

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,300,062; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	$1,300,000

		39,565,663

Mutual Funds—1.2%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	4,700,000	4,700,000
Goldman Sachs Financial Square Government Fund, Institutional Shartes 0.020% (e)	12,000,000	12,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	3,100,000	3,100,000

		24,800,000

Total Securities Lending Reinvestments (Cost $74,364,963)		74,365,649

Total Investments—103.7% (Cost $2,100,805,771)		2,112,790,509
Other assets and liabilities (net)—(3.7)%		(74,798,157)

Net Assets—100.0%		$2,037,992,352

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $74,241,047 and the collateral received consisted of cash in the amount of $74,364,663. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	720,293	DBAG	10/09/20	USD	546,781	$(5,824)
CAD	726,720	RBC	10/09/20	USD	545,943	(159)
CAD	828,111	RBC	10/09/20	USD	622,439	(508)
CAD	1,178,013	RBC	10/09/20	USD	885,594	(878)
CAD	2,620,869	RBC	10/09/20	USD	1,992,360	(24,025)
EUR	419,960	DBAG	10/09/20	USD	491,900	554
GBP	332,860	BBP	10/09/20	USD	427,199	2,320
GBP	393,290	RBC	10/09/20	USD	508,151	(654)
GBP	671,656	RBC	10/09/20	USD	855,672	11,025

Contracts to Deliver
CAD	29,195,903	CIBC	10/09/20	USD	22,159,868	233,054
CAD	766,501	RBC	10/09/20	USD	582,706	7,046
EUR	18,701,740	CIBC	10/09/20	USD	22,062,088	132,057
EUR	419,961	DBAG	10/09/20	USD	495,620	3,166
EUR	680,878	GSI	10/09/20	USD	804,953	6,542
GBP	15,584,830	CIBC	10/09/20	USD	20,302,051	191,554

Net Unrealized Appreciation						$555,270

BHFTI-164

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,978,863	$—	$—	$28,978,863
Air Freight & Logistics	49,737,828	—	—	49,737,828
Automobiles	39,876,194	—	—	39,876,194
Banks	240,421,891	—	—	240,421,891
Building Products	54,475,089	—	—	54,475,089
Capital Markets	127,003,309	—	—	127,003,309
Chemicals	75,975,045	—	—	75,975,045
Communications Equipment	38,682,398	—	—	38,682,398
Consumer Finance	14,165,954	—	—	14,165,954
Containers & Packaging	33,812,428	—	—	33,812,428
Diversified Telecommunication Services	29,518,940	—	—	29,518,940
Electric Utilities	32,503,909	—	—	32,503,909
Electrical Equipment	80,787,704	—	—	80,787,704
Equity Real Estate Investment Trusts	14,955,641	—	—	14,955,641
Food Products	39,084,761	—	—	39,084,761
Health Care Equipment & Supplies	15,465,552	—	—	15,465,552
Health Care Providers & Services	192,565,809	—	—	192,565,809
Hotels, Restaurants & Leisure	13,803,055	—	—	13,803,055
Independent Power and Renewable Electricity Producers	28,221,765	—	—	28,221,765
Industrial Conglomerates	19,524,340	—	—	19,524,340
Insurance	68,214,511	—	—	68,214,511
Internet & Direct Marketing Retail	35,825,771	—	—	35,825,771
IT Services	41,540,650	—	—	41,540,650

BHFTI-165

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$42,107,431	$—	$—	$42,107,431
Media	31,539,698	—	—	31,539,698
Oil, Gas & Consumable Fuels	179,043,532	—	—	179,043,532
Pharmaceuticals	122,439,422	—	—	122,439,422
Semiconductors & Semiconductor Equipment	111,476,820	—	—	111,476,820
Software	54,822,858	—	—	54,822,858
Tobacco	92,609,864	—	—	92,609,864
Wireless Telecommunication Services	—	11,372,520	—	11,372,520
Total Common Stocks	1,949,181,032	11,372,520	—	1,960,553,552
Total Short-Term Investment*	—	77,871,308	—	77,871,308
Securities Lending Reinvestments
Certificates of Deposit	—	9,999,986	—	9,999,986
Repurchase Agreements	—	39,565,663	—	39,565,663
Mutual Funds	24,800,000	—	—	24,800,000
Total Securities Lending Reinvestments	24,800,000	49,565,649	—	74,365,649
Total Investments	$1,973,981,032	$138,809,477	$—	$2,112,790,509

Collateral for Securities Loaned (Liability)	$—	$(74,364,663)	$—	$(74,364,663)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$587,318	$—	$587,318
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(32,048)	—	(32,048)
Total Forward Contracts	$—	$555,270	$—	$555,270

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-166

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Brazil—0.8%
StoneCo, Ltd. - Class A (a)	206,247	$10,908,404

China—4.3%
JD.com, Inc. (ADR) (a)	741,817	57,572,417

Denmark—0.1%
Ascendis Pharma A/S (ADR) (a)	6,248	964,191

France—9.5%
Airbus SE (a)	376,729	27,344,779
Dassault Systemes SE	21,470	4,004,899
Kering S.A.	55,213	36,682,695
LVMH Moet Hennessy Louis Vuitton SE	125,227	58,543,100

		126,575,473

Germany—3.4%
SAP SE	289,537	45,087,682

India—2.5%
DLF, Ltd.	9,394,089	19,461,400
ICICI Bank, Ltd. (ADR) (a) (b)	1,433,257	14,088,916

		33,550,316

Italy—0.2%
Brunello Cucinelli S.p.A. (a) (b)	93,080	2,838,920

Japan—15.4%
Capcom Co., Ltd.	343,900	19,232,553
FANUC Corp.	72,000	13,812,277
Keyence Corp.	79,000	36,817,367
Minebea Mitsumi, Inc.	221,500	4,179,113
Murata Manufacturing Co., Ltd.	521,300	33,635,252
Nidec Corp.	459,800	42,761,872
Omron Corp.	270,400	21,062,353
Takeda Pharmaceutical Co., Ltd.	315,681	11,245,182
TDK Corp.	191,900	20,984,997

		203,730,966

Netherlands—0.8%
ASML Holding NV	15,301	5,642,007
uniQure NV (a)	124,237	4,575,649

		10,217,656

Spain—1.2%
Industria de Diseno Textil S.A	580,639	16,143,335

Sweden—3.1%
Assa Abloy AB - Class B	770,724	17,989,512
Atlas Copco AB - A Shares	481,455	22,913,980

		40,903,492

Switzerland—0.4%
Zur Rose Group AG (a)	20,809	4,954,279

United Kingdom—1.8%
Farfetch, Ltd. - Class A (a) (b)	376,462	9,471,784
Prudential plc	1,028,896	14,689,286

		24,161,070

United States—56.3%
Adobe, Inc. (a)	143,215	70,236,932
Agilent Technologies, Inc. (b)	223,537	22,563,825
Alphabet, Inc. - Class A (a)	74,045	108,520,352
Amazon.com, Inc. (a)	6,416	20,202,252
Analog Devices, Inc.	20,762	2,423,756
Anthem, Inc.	41,293	11,090,887
Avantor, Inc. (a)	707,240	15,905,828
Blueprint Medicines Corp. (a) (b)	80,185	7,433,150
Boston Scientific Corp. (a)	201,911	7,715,019
Centene Corp. (a) (b)	204,206	11,911,336
Colgate-Palmolive Co.	88,124	6,798,767
Dun & Bradstreet Holdings, Inc. (a) (b)	84,558	2,169,758
Electronic Arts, Inc. (a)	95,045	12,394,818
Equifax, Inc.	126,159	19,794,347
Facebook, Inc. - Class A (a)	246,851	64,650,277
Fidelity National Information Services, Inc.	124,197	18,283,040
Illumina, Inc. (a)	26,960	8,332,797
Incyte Corp. (a)	31,472	2,824,297
International Game Technology plc (b)	409,707	4,560,039
Intuit, Inc.	166,738	54,391,603
Ionis Pharmaceuticals, Inc. (a)	149,341	7,086,230
IQVIA Holdings, Inc. (a)	26,624	4,196,741
MacroGenics, Inc. (a) (b)	289,166	7,284,092
Maxim Integrated Products, Inc.	468,606	31,682,452
Microsoft Corp.	68,860	14,483,324
PayPal Holdings, Inc. (a)	222,404	43,820,260
Pegasystems, Inc. (b)	71,130	8,609,575
Phathom Pharmaceuticals, Inc. (a) (b)	135,254	4,959,764
S&P Global, Inc.	182,957	65,974,294
Sage Therapeutics, Inc. (a)	54,274	3,317,227
Sarepta Therapeutics, Inc. (a) (b)	63,025	8,850,601
Twist Bioscience Corp. (a)	7,002	531,942
United Parcel Service, Inc. - Class B	152,082	25,341,424
Veracyte, Inc. (a) (b)	179,054	5,817,464
Visa, Inc. - A Shares	74,064	14,810,578
Walt Disney Co. (The)	174,268	21,623,173
Zimmer Biomet Holdings, Inc.	50,158	6,828,510

		747,420,731

Total Common Stocks (Cost $726,658,468)		1,325,028,932

BHFTI-167

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $3,557,527; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $3,628,684.	3,557,527	$3,557,527

Total Short-Term Investments (Cost $3,557,527)		3,557,527

Securities Lending Reinvestments (c)—3.1%

Certificates of Deposit—0.2%
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	2,000,000	2,000,406
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	1,000,000	999,887

		3,000,293

Commercial Paper—0.1%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	2,000,000	2,000,000

Repurchase Agreements—1.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $3,289,092.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,400,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,448,000.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,297,730; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $5,403,676.	5,297,721	5,297,721
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $5,000,030; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $5,543,350.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,800,086; collateralized by various Common Stock with an aggregate market value of $2,000,322.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,800,142; collateralized by various Common Stock with an aggregate market value of $3,111,818.	2,800,000	2,800,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		23,297,721

Mutual Funds—1.1%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	6,000,000	6,000,000
U.S. Government Money Market Fund, Institutional Share 0.010% (e)	2,000,000	2,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $42,297,721)		42,298,014

Total Investments—103.2% (Cost $772,513,716)		1,370,884,473
Other assets and liabilities (net)—(3.2)%		(42,609,744)

Net Assets—100.0%		$1,328,274,729

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $45,029,223 and the collateral received consisted of cash in the amount of $42,297,721 and non-cash collateral with a value of $3,815,023. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

BHFTI-168

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Software	14.8
Interactive Media & Services	13.0
Electronic Equipment, Instruments & Components	8.5
Textiles, Apparel & Luxury Goods	7.4
IT Services	6.6
Internet & Direct Marketing Retail	6.6
Capital Markets	5.0
Entertainment	4.0
Life Sciences Tools & Services	3.8
Biotechnology	3.7

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,908,404	$—	$—	$10,908,404
China	57,572,417	—	—	57,572,417
Denmark	964,191	—	—	964,191
France	—	126,575,473	—	126,575,473
Germany	—	45,087,682	—	45,087,682
India	14,088,916	19,461,400	—	33,550,316
Italy	—	2,838,920	—	2,838,920
Japan	—	203,730,966	—	203,730,966
Netherlands	4,575,649	5,642,007	—	10,217,656
Spain	—	16,143,335	—	16,143,335
Sweden	—	40,903,492	—	40,903,492
Switzerland	—	4,954,279	—	4,954,279
United Kingdom	9,471,784	14,689,286	—	24,161,070
United States	747,420,731	—	—	747,420,731
Total Common Stocks	845,002,092	480,026,840	—	1,325,028,932
Total Short-Term Investment*	—	3,557,527	—	3,557,527
Securities Lending Reinvestments
Certificates of Deposit	—	3,000,293	—	3,000,293
Commercial Paper	—	2,000,000	—	2,000,000
Repurchase Agreements	—	23,297,721	—	23,297,721
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	28,298,014	—	42,298,014
Total Investments	$859,002,092	$511,882,381	$—	$1,370,884,473

Collateral for Securities Loaned (Liability)	$—	$(42,297,721)	$—	$(42,297,721)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-169

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Aerojet Rocketdyne Holdings, Inc. (a)	131,767	$5,256,185
Mercury Systems, Inc. (a)	81,041	6,277,436

		11,533,621

Auto Components—1.0%
Fox Factory Holding Corp. (a) (b)	99,851	7,421,925
Visteon Corp. (a) (b)	59,387	4,110,768

		11,532,693

Banks—0.8%
SVB Financial Group (a)	38,631	9,295,391

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a)	12,629	11,155,953

Biotechnology—7.5%
Abcam plc	428,189	6,767,423
CareDx, Inc. (a) (b)	310,293	11,772,516
ChemoCentryx, Inc. (a)	101,958	5,587,298
Halozyme Therapeutics, Inc. (a) (b)	386,073	10,145,999
Heron Therapeutics, Inc. (a) (b)	275,012	4,075,678
Iovance Biotherapeutics, Inc. (a) (b)	156,101	5,138,845
Mirati Therapeutics, Inc. (a) (b)	35,369	5,873,023
Natera, Inc. (a)	203,210	14,679,890
Sage Therapeutics, Inc. (a)	100,066	6,116,034
Twist Bioscience Corp. (a) (b)	178,294	13,544,995

		83,701,701

Building Products—2.8%
Builders FirstSource, Inc. (a) (b)	432,407	14,105,116
Simpson Manufacturing Co., Inc.	80,610	7,832,068
Trex Co., Inc. (a) (b)	120,446	8,623,934

		30,561,118

Capital Markets—1.6%
LPL Financial Holdings, Inc.	128,698	9,867,276
Morningstar, Inc.	48,799	7,837,607

		17,704,883

Chemicals—1.3%
Axalta Coating Systems, Ltd. (a)	312,171	6,920,831
Element Solutions, Inc. (a)	688,627	7,237,470

		14,158,301

Commercial Services & Supplies—1.4%
Clean Harbors, Inc. (a)	134,273	7,523,316
IAA, Inc. (a)	154,996	8,070,642

		15,593,958

Construction & Engineering—0.8%
AECOM (a)	199,862	8,362,226

Consumer Finance—0.8%
LendingTree, Inc. (a) (b)	28,634	8,787,488

Distributors—0.8%
Pool Corp.	27,350	9,149,669

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (a)	67,013	10,188,657

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc. (b)	23,282	1,398,084
Iridium Communications, Inc. (a) (b)	305,134	7,805,328

		9,203,412

Electrical Equipment—2.2%
Generac Holdings, Inc. (a)	44,995	8,712,832
Plug Power, Inc. (a) (b)	591,017	7,925,538
Vicor Corp. (a)	99,134	7,705,686

		24,344,056

Electronic Equipment, Instruments & Components—3.4%
Fabrinet (a)	111,501	7,027,908
II-VI, Inc. (a) (b)	164,347	6,665,914
IPG Photonics Corp. (a)	46,540	7,910,404
Littelfuse, Inc.	46,732	8,287,453
Trimble, Inc. (a)	168,902	8,225,527

		38,117,206

Equity Real Estate Investment Trusts—1.2%
CoreSite Realty Corp.	50,816	6,041,006
EastGroup Properties, Inc.	59,253	7,663,191

		13,704,197

Health Care Equipment & Supplies—9.3%
AtriCure, Inc. (a)	199,675	7,967,033
CONMED Corp. (b)	91,932	7,232,290
CryoPort, Inc. (a) (b)	228,314	10,822,084
Insulet Corp. (a)	42,478	10,049,870
iRhythm Technologies, Inc. (a)	70,694	16,832,948
Masimo Corp. (a) (b)	47,690	11,257,701
Mesa Laboratories, Inc. (b)	30,473	7,763,301
Nevro Corp. (a)	69,715	9,711,300
Penumbra, Inc. (a) (b)	50,998	9,912,991
Tandem Diabetes Care, Inc. (a)	108,468	12,311,118

		103,860,636

Health Care Providers & Services—1.8%
Chemed Corp.	16,213	7,787,914
LHC Group, Inc. (a)	55,594	11,817,061

		19,604,975

Hotels, Restaurants & Leisure—6.2%
Caesars Entertainment, Inc. (a)	305,295	17,114,838
Dunkin’ Brands Group, Inc.	97,974	8,025,050
Penn National Gaming, Inc. (a)	233,534	16,977,922
Planet Fitness, Inc. - Class A (a) (b)	110,750	6,824,415
Texas Roadhouse, Inc.	147,656	8,976,008

BHFTI-170

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc. (b)	78,347	$10,706,118

		68,624,351

Household Durables—0.9%
Installed Building Products, Inc. (a) (b)	102,097	10,388,370

Insurance—0.9%
eHealth, Inc. (a)	93,282	7,369,278
Goosehead Insurance, Inc. - Class A (b)	32,622	2,824,739

		10,194,017

Internet & Direct Marketing Retail—1.5%
Etsy, Inc. (a)	132,474	16,112,813

IT Services—0.7%
BigCommerce Holdings, Inc. (a) (b)	10,827	901,889
Black Knight, Inc. (a)	82,114	7,148,024

		8,049,913

Life Sciences Tools & Services—8.9%
10X Genomics, Inc. - Class A (a)	85,555	10,666,997
Adaptive Biotechnologies Corp. (a) (b)	158,037	7,685,339
Avantor, Inc. (a)	526,919	11,850,408
Bio-Techne Corp.	58,379	14,462,230
Bruker Corp.	151,953	6,040,132
NeoGenomics, Inc. (a) (b)	272,899	10,067,244
PRA Health Sciences, Inc. (a)	80,072	8,122,504
Repligen Corp. (a)	136,488	20,137,440
Syneos Health, Inc. (a) (b)	197,014	10,473,264

		99,505,558

Machinery—4.1%
Evoqua Water Technologies Corp. (a)	387,771	8,228,501
Kennametal, Inc. (b)	160,597	4,647,677
Kornit Digital, Ltd. (a)	145,086	9,411,729
Nordson Corp.	44,654	8,565,530
Timken Co. (The)	140,581	7,622,302
Welbilt, Inc. (a)	1,094,338	6,741,122

		45,216,861

Multiline Retail—0.7%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	91,418	7,985,362

Pharmaceuticals—3.8%
Catalent, Inc. (a)	242,366	20,761,072
Horizon Therapeutics plc (a)	182,016	14,139,003
MyoKardia, Inc. (a) (b)	56,059	7,642,523

		42,542,598

Professional Services—1.5%
ASGN, Inc. (a)	113,582	7,219,272
Clarivate plc (a)	300,299	9,306,266

		16,525,538

Road & Rail—1.2%
Knight-Swift Transportation Holdings, Inc.	115,569	4,703,658
Lyft, Inc. - Class A (a) (b)	252,202	6,948,165
Saia, Inc. (a)	14,313	1,805,442

		13,457,265

Semiconductors & Semiconductor Equipment—7.1%
Cree, Inc. (a) (b)	125,531	8,001,346
Enphase Energy, Inc. (a)	160,961	13,293,769
Lattice Semiconductor Corp. (a)	422,412	12,233,052
MKS Instruments, Inc.	68,689	7,502,900
Monolithic Power Systems, Inc.	32,325	9,038,393
Power Integrations, Inc. (b)	153,471	8,502,293
Semtech Corp. (a)	195,718	10,365,225
Silicon Laboratories, Inc. (a)	102,944	10,073,070

		79,010,048

Software—16.4%
Anaplan, Inc. (a) (b)	157,365	9,847,902
Avalara, Inc. (a)	52,216	6,649,185
Bill.com Holdings, Inc. (a) (b)	103,223	10,354,299
Blackline, Inc. (a) (b)	147,791	13,246,507
Cloudflare, Inc. - Class A (a)	245,919	10,097,434
Everbridge, Inc. (a) (b)	63,413	7,972,917
Fair Isaac Corp. (a)	19,058	8,106,892
Five9, Inc. (a)	78,305	10,154,592
Guidewire Software, Inc. (a)	71,294	7,433,825
HubSpot, Inc. (a) (b)	50,849	14,859,603
LivePerson, Inc. (a) (b)	195,065	10,141,429
Nuance Communications, Inc. (a)	338,434	11,232,625
Pegasystems, Inc.	104,887	12,695,523
Q2 Holdings, Inc. (a) (b)	177,580	16,205,951
Qualys, Inc. (a) (b)	82,548	8,090,530
RealPage, Inc. (a) (b)	143,943	8,296,875
Smartsheet, Inc. - Class A (a) (b)	132,963	6,571,031
Zendesk, Inc. (a) (b)	99,274	10,217,280

		182,174,400

Specialty Retail—3.5%
Five Below, Inc. (a) (b)	69,481	8,824,087
Floor & Decor Holdings, Inc. - Class A (a) (b)	155,953	11,665,284
RH (a) (b)	28,549	10,923,418
Vroom, Inc. (a)	147,279	7,626,107

		39,038,896

Trading Companies & Distributors—0.8%
SiteOne Landscape Supply, Inc. (a) (b)	75,822	9,246,493

Total Common Stocks (Cost $719,760,068)		1,098,632,624

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—1.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $15,924,709; collateralized by U.S. Treasury Note at 1.875%, maturing 08/31/22, with a market value of $16,243,266.	15,924,709	$15,924,709

Total Short-Term Investments (Cost $15,924,709)		15,924,709

Securities Lending Reinvestments (c)—23.0%

Certificates of Deposit—10.0%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	3,000,000	3,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	3,000,000	3,000,297
0.480%, SOFR + 0.410%, 10/02/20 (d)	2,000,000	2,000,028
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (d)	3,000,000	3,001,452
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,000,164
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	2,000,000	2,000,874
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	3,000,828
0.550%, SOFR + 0.480%, 10/06/20 (d)	7,000,000	7,000,413
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,004,032
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (d)	3,500,000	3,496,087
0.281%, SOFR + 0.210%, 02/22/21 (d)	3,500,000	3,496,087
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	5,000,000	5,000,030
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd. 0.250%, 03/22/21	5,000,000	5,000,240
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	6,000,000	6,001,218
National Westminster Bank plc Zero Coupon, 12/03/20	3,998,001	3,998,480
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	3,000,000	3,001,437
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB
0.210%, 03/15/21	5,000,000	4,999,310
0.452%, 3M LIBOR + 0.150%, 10/02/20 (d)	2,998,207	3,000,045

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	7,979,201	$7,998,080
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	3,000,000	3,000,228
Sumitomo Mitsui Trust Bank, Ltd.
0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	4,000,000	4,000,048
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (d)	6,000,000	5,999,748
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000

		110,996,806

Commercial Paper—0.8%
Antalis S.A. 0.210%, 11/20/20	1,998,927	1,999,306
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	7,000,000	7,000,000

		8,999,306

Repurchase Agreements—7.8%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $5,000,025; collateralized by various Common Stock with an aggregate market value of $5,556,367.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $3,004,753; collateralized by various Common Stock with an aggregate market value of $3,334,121.	3,000,000	3,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $8,002,800; collateralized by various Common Stock with an aggregate market value of $8,800,000.	8,000,000	8,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,822.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $7,300,020; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $7,446,001.	7,300,000	7,300,000

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,100,009; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,162,000.	3,100,000	$3,100,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,374,845; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,422,338.	2,374,841	2,374,841
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $18,100,106; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $20,066,930.	18,100,000	18,100,000
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,108,670.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $4,400,024; collateralized by various Common Stock with an aggregate market value of $4,889,675.	4,400,000	4,400,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,200,057; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,500,177; collateralized by various Common Stock with an aggregate market value of $3,889,773.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $10,000,467; collateralized by various Common Stock with an aggregate market value of $11,115,388.	10,000,000	10,000,000

		86,974,841

Mutual Funds—4.4%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	20,000,000	20,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	3,000,000	3,000,000

		48,500,000

Total Securities Lending Reinvestments (Cost $255,463,801)		255,470,953

Total Investments—123.0% (Cost $991,148,578)		1,370,028,286
Other assets and liabilities (net)—(23.0)%		(256,216,245)

Net Assets—100.0%		$1,113,812,041

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $253,336,864 and the collateral received consisted of cash in the amount of $255,443,471 and non-cash collateral with a value of $3,642,870. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-173

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,533,621	$—	$—	$11,533,621
Auto Components	11,532,693	—	—	11,532,693
Banks	9,295,391	—	—	9,295,391
Beverages	11,155,953	—	—	11,155,953
Biotechnology	76,934,278	6,767,423	—	83,701,701
Building Products	30,561,118	—	—	30,561,118
Capital Markets	17,704,883	—	—	17,704,883
Chemicals	14,158,301	—	—	14,158,301
Commercial Services & Supplies	15,593,958	—	—	15,593,958
Construction & Engineering	8,362,226	—	—	8,362,226
Consumer Finance	8,787,488	—	—	8,787,488
Distributors	9,149,669	—	—	9,149,669
Diversified Consumer Services	10,188,657	—	—	10,188,657
Diversified Telecommunication Services	9,203,412	—	—	9,203,412
Electrical Equipment	24,344,056	—	—	24,344,056
Electronic Equipment, Instruments & Components	38,117,206	—	—	38,117,206
Equity Real Estate Investment Trusts	13,704,197	—	—	13,704,197
Health Care Equipment & Supplies	103,860,636	—	—	103,860,636
Health Care Providers & Services	19,604,975	—	—	19,604,975
Hotels, Restaurants & Leisure	68,624,351	—	—	68,624,351
Household Durables	10,388,370	—	—	10,388,370
Insurance	10,194,017	—	—	10,194,017
Internet & Direct Marketing Retail	16,112,813	—	—	16,112,813
IT Services	8,049,913	—	—	8,049,913
Life Sciences Tools & Services	99,505,558	—	—	99,505,558
Machinery	45,216,861	—	—	45,216,861
Multiline Retail	7,985,362	—	—	7,985,362
Pharmaceuticals	42,542,598	—	—	42,542,598
Professional Services	16,525,538	—	—	16,525,538
Road & Rail	13,457,265	—	—	13,457,265
Semiconductors & Semiconductor Equipment	79,010,048	—	—	79,010,048
Software	182,174,400	—	—	182,174,400
Specialty Retail	39,038,896	—	—	39,038,896
Trading Companies & Distributors	9,246,493	—	—	9,246,493
Total Common Stocks	1,091,865,201	6,767,423	—	1,098,632,624
Total Short-Term Investment*	—	15,924,709	—	15,924,709

BHFTI-174

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$110,996,806	$—	$110,996,806
Commercial Paper	—	8,999,306	—	8,999,306
Repurchase Agreements	—	86,974,841	—	86,974,841
Mutual Funds	48,500,000	—	—	48,500,000
Total Securities Lending Reinvestments	48,500,000	206,970,953	—	255,470,953
Total Investments	$1,140,365,201	$229,663,085	$—	$1,370,028,286

Collateral for Securities Loaned (Liability)	$—	$(255,443,471)	$—	$(255,443,471)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—50.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.9%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	29,799	$31,221
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	866,230	944,287
6.000%, 07/01/28	177,405	197,719
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	835,269	896,456
3.500%, 08/01/42	526,361	557,679
4.000%, 06/01/47	1,598,216	1,779,064
4.500%, 02/01/40	318,638	358,694
5.000%, 09/01/35	794,725	911,110
6.000%, 12/01/39	228,100	268,556
Fannie Mae ARM Pool 0.637%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,526,999	3,519,876
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	607,951	716,262
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,927,804	4,341,392
Fannie Mae Pool
2.420%, 05/01/23	5,217,776	5,422,640
2.450%, 11/01/22	2,951,616	3,041,573
2.450%, 09/01/28	4,827,964	5,276,286
2.480%, 10/01/28	8,897,830	9,776,681
2.600%, 09/01/28	975,850	1,079,317
2.640%, 04/01/23	1,757,228	1,833,702
2.640%, 05/01/23	2,096,145	2,190,041
2.690%, 10/01/23	2,000,000	2,110,116
2.700%, 05/01/23	5,000,000	5,239,473
2.720%, 03/01/23	2,859,683	2,985,218
2.730%, 07/01/28	2,991,697	3,345,489
2.810%, 09/01/31	1,488,242	1,665,388
2.890%, 05/01/27	1,850,802	2,054,307
2.920%, 12/01/24	987,442	1,069,424
2.970%, 06/01/30	2,750,000	3,109,363
2.980%, 09/01/36	1,421,007	1,596,725
3.000%, 01/01/43	3,060,033	3,251,993
3.110%, 12/01/24	1,481,345	1,615,908
3.180%, 06/01/30	3,275,473	3,752,092
3.235%, 10/01/26	1,340,265	1,500,300
3.240%, 12/01/26	1,500,000	1,695,394
3.260%, 12/01/26	935,490	1,048,592
3.290%, 08/01/26	1,997,329	2,237,710
3.320%, 03/01/29	2,415,936	2,784,268
3.340%, 02/01/27	1,500,000	1,689,919
3.380%, 12/01/23	1,910,382	2,066,432
3.450%, 01/01/24	942,285	1,014,721
3.490%, 09/01/23	3,694,476	3,955,423
3.500%, 08/01/26	152,479	159,520
3.500%, 02/01/33	2,637,280	2,823,870
3.500%, 05/01/33	2,881,565	3,096,153
3.500%, 07/01/43	2,176,720	2,364,540
3.530%, 08/01/28	7,376,000	8,589,251
3.550%, 02/01/30	1,500,000	1,752,104
3.560%, 03/01/24	6,767,090	7,334,328
3.570%, 07/01/26	3,992,578	4,514,629
3.594%, 01/01/21 (a)	1,034,252	1,033,984

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.630%, 10/01/29	1,363,929	1,598,876
3.660%, 10/01/28	4,565,425	5,339,700
3.670%, 07/01/23	2,500,000	2,683,209
3.734%, 07/01/22 (a)	4,426,756	4,489,977
3.740%, 07/01/30	2,869,892	3,422,894
3.760%, 11/01/23	1,055,514	1,145,606
3.770%, 12/01/20	2,064,698	2,063,933
3.821%, 05/01/22 (a)	6,089,928	6,166,248
3.970%, 07/01/21	4,297,252	4,343,805
3.970%, 08/01/33	5,103,198	6,067,899
3.990%, 02/01/28	1,660,252	1,944,199
4.000%, 10/01/32	1,002,860	1,085,642
4.000%, 12/01/40	223,036	242,019
4.000%, 07/01/42	1,450,844	1,579,873
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (b)	1,284,244	1,181,794
Zero Coupon, 10/25/43 (b)	682,796	630,491
Zero Coupon, 12/25/43 (b)	1,457,093	1,340,462
0.648%, 1M LIBOR + 0.500%, 05/25/35 (a)	808,166	809,412
0.648%, 1M LIBOR + 0.500%, 10/25/42 (a)	547,894	551,946
0.748%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,603,042	1,624,155
0.748%, 1M LIBOR + 0.600%, 12/25/43 (a)	1,737,927	1,759,195
1.048%, 1M LIBOR + 0.900%, 03/25/38 (a)	170,052	173,743
1.148%, 1M LIBOR + 1.000%, 08/25/32 (a)	487,213	497,414
1.788%, 03/25/27 (a)	71,327	71,943
3.500%, 02/25/43	3,557,310	3,973,053
5.000%, 03/25/40	4,032,244	4,603,979
5.500%, 12/25/35	967,754	1,129,945
6.000%, 01/25/36	1,024,810	1,186,997
6.382%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	3,101,776	727,574
6.500%, 07/18/28	90,681	103,075
Fannie Mae-ACES
2.207%, 01/25/22	4,487,395	4,530,501
2.488%, 05/25/26	1,600,000	1,743,064
2.565%, 12/25/26 (a)	907,214	989,797
2.723%, 10/25/24	1,846,604	1,976,171
3.061%, 05/25/27 (a)	3,090,000	3,487,683
3.103%, 07/25/24 (a)	1,334,578	1,449,280
3.147%, 03/25/28 (a)	2,098,000	2,391,760
3.181%, 06/25/27 (a)	3,216,000	3,619,308
3.193%, 02/25/30 (a)	1,504,000	1,730,602
3.294%, 04/25/29 (a)	2,736,000	3,140,788
3.346%, 03/25/24 (a)	2,410,453	2,597,823
3.482%, 07/25/28 (a)	3,757,000	4,366,699
3.501%, 01/25/24 (a)	1,797,693	1,950,846
3.673%, 09/25/28 (a)	3,075,000	3,645,082
3.776%, 08/25/30 (a)	4,500,000	5,450,338
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	782,144	844,836
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	2,681,239	2,963,753
4.000%, 05/01/43	138,828	148,078
4.000%, 06/01/43	392,062	421,046
4.000%, 08/01/43	4,514,548	4,982,298
5.000%, 08/01/39	669,530	771,329

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool 3.243%, 12M LIBOR + 1.843%, 07/01/40 (a)	641,906	$670,710
Freddie Mac Gold Pool 2.000%, 10/01/40	4,060,000	4,199,420
3.500%, 12/01/32	2,643,726	2,842,074
3.500%, 01/01/33	3,331,262	3,573,180
3.500%, 03/01/33	3,842,596	4,130,488
3.500%, 04/01/33	5,153,847	5,539,026
3.500%, 05/01/33	1,748,708	1,867,417
3.500%, 06/01/43	2,125,593	2,308,397
4.000%, 09/01/32	642,882	692,495
4.000%, 11/01/32	2,199,432	2,380,529
4.000%, 12/01/32	1,299,637	1,408,069
4.000%, 01/01/33	177,019	190,613
4.000%, 02/01/33	343,464	372,055
4.000%, 01/01/46	2,202,861	2,414,450
5.000%, 02/01/34	275,872	304,491
Freddie Mac Multifamily Structured Pass-Through Certificates
2.522%, 01/25/23	1,967,235	2,029,138
2.838%, 09/25/22	1,052,217	1,089,873
3.117%, 06/25/27	2,487,000	2,818,082
3.243%, 04/25/27	1,996,000	2,282,082
3.303%, 11/25/27 (a)	1,755,000	2,018,742
3.326%, 05/25/27	1,072,000	1,228,556
3.336%, 04/25/28 (a)	1,790,000	2,025,973
3.490%, 01/25/24	4,000,000	4,344,716
3.690%, 01/25/29	1,480,000	1,766,238
3.850%, 05/25/28 (a)	7,385,000	8,798,331
3.900%, 08/25/28 (a)	3,170,000	3,820,905
Freddie Mac REMICS (CMO)
0.602%, 1M LIBOR + 0.450%, 08/15/42 (a)	3,426,391	3,446,946
0.832%, 1M LIBOR + 0.680%, 11/15/37 (a)	566,113	575,755
0.852%, 1M LIBOR + 0.700%, 03/15/24 (a)	179,797	180,561
1.502%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	644,780
3.000%, 02/15/26	861,767	898,662
3.500%, 08/15/39	1,014,760	1,037,294
3.500%, 06/15/48	2,418,017	2,461,531
4.000%, 05/15/48	2,890,955	3,165,537
5.000%, 08/15/35	1,201,920	1,381,596
6.000%, 07/15/35	3,149,069	3,665,544
6.000%, 03/15/36	2,404,133	2,905,495
6.218%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	2,729,049	635,359
6.248%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	1,505,844	148,480
6.500%, 05/15/28	208,240	235,978
6.500%, 03/15/37	522,497	622,035
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (b)	698,632	636,765
3.000%, 01/15/43	3,217,706	3,408,130
FREMF Mortgage Trust
3.696%, 11/25/49 (144A) (a)	1,700,000	1,855,277
3.800%, 11/25/49 (144A) (a)	2,000,000	2,154,129
3.976%, 07/25/49 (144A) (a)	1,635,000	1,724,059
4.207%, 11/25/47 (144A) (a)	1,577,000	1,711,639

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.500%, 11/20/49	3,695,001	4,059,823
Ginnie Mae II ARM Pool 2.875%, 1Y H15 + 1.500%, 04/20/41 (a)	232,310	242,471
Ginnie Mae II Pool 4.041%, 04/20/63 (a)	656,311	672,947
Government National Mortgage Association (CMO)
0.455%, 1M LIBOR + 0.300%, 08/20/60 (a)	1,162	1,158
0.455%, 1M LIBOR + 0.300%, 11/20/62 (a)	8,221	8,191
0.495%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,439,098	1,435,830
0.555%, 1M LIBOR + 0.400%, 02/20/62 (a)	300,720	300,581
0.565%, 1M LIBOR + 0.410%, 03/20/63 (a)	502,685	502,493
0.575%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,206,729	1,206,418
0.625%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,294,351	2,296,567
0.625%, 1M LIBOR + 0.470%, 07/20/64 (a)	2,716,951	2,719,646
0.625%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,384,026	1,385,997
0.635%, 1M LIBOR + 0.480%, 04/20/63 (a)	5,967,128	5,973,196
0.655%, 1M LIBOR + 0.500%, 01/20/63 (a)	36,431	36,481
0.655%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,220,755	4,230,865
0.655%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,096,439	4,107,684
0.655%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,827,462	1,832,402
0.656%, 1M LIBOR + 0.500%, 09/20/37 (a)	164,659	165,629
0.705%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,607	1,611
0.755%, 1M LIBOR + 0.600%, 04/20/64 (a)	9,751,164	9,795,505
0.805%, 1M LIBOR + 0.650%, 07/20/63 (a)	3,852,458	3,866,120
0.805%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,078,787	1,084,377
0.805%, 1M LIBOR + 0.650%, 02/20/64 (a)	3,514,331	3,533,661
0.805%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,013,646	1,018,894
0.845%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,489,033	1,503,484
0.855%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,011,488	3,028,702
0.905%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,240,500	3,260,863
1.155%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,357,646	1,386,045
1.650%, 02/20/63	1,138,540	1,141,141
1.650%, 04/20/63	1,385,487	1,390,429
4.480%, 04/20/43 (a)	1,326,994	1,471,072
4.500%, 01/16/25	1,068,733	1,143,031
4.827%, 11/20/42 (a)	5,234,001	5,991,830
5.000%, 12/20/33	853,403	959,982
5.000%, 06/16/39	260,426	275,106
5.000%, 07/20/39	1,679,360	1,923,273
5.000%, 10/20/39	1,725,836	1,965,560
5.151%, 06/20/40 (a)	2,141,538	2,467,375
5.500%, 07/16/33 (c)	663,362	81,947
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (d)	1,215,607	1,220,106
2.000%, TBA (d)	31,935,872	33,010,530
2.500%, TBA (d)	2,495,360	2,617,204

		454,267,159

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	2,501,375
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	846,543

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	$964,754
Zero Coupon, 06/15/35	750,000	581,689

		4,894,361

U.S. Treasury—20.5%
U.S. Treasury Bonds
1.125%, 05/15/40	1,210,000	1,190,905
1.250%, 05/15/50 (e)	270,000	255,867
2.000%, 02/15/50	1,827,000	2,066,508
2.250%, 08/15/46	3,987,000	4,708,242
2.250%, 08/15/49	170,000	202,161
2.375%, 11/15/49	975,000	1,190,376
2.500%, 02/15/45	6,750,000	8,307,510
2.750%, 08/15/47	8,000,000	10,383,438
2.875%, 05/15/43	21,165,000	27,635,207
2.875%, 08/15/45	7,700,000	10,116,176
2.875%, 05/15/49	27,000	36,149
3.000%, 11/15/44	238,000	318,000
3.000%, 02/15/48	470,000	638,704
3.125%, 11/15/41	3,480,000	4,702,350
3.125%, 05/15/48	1,942,000	2,699,835
3.500%, 02/15/39	450,000	631,687
3.625%, 08/15/43	4,950,000	7,216,945
3.625%, 02/15/44	4,325,000	6,319,737
3.750%, 11/15/43	3,581,000	5,319,464
4.250%, 05/15/39	200,000	306,844
4.375%, 02/15/38	720,000	1,107,787
4.375%, 05/15/41	1,200,000	1,899,094
5.250%, 02/15/29 (e)	500,000	692,441
6.000%, 02/15/26	2,525,000	3,288,418
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/22 (e)	4,560,000	4,549,482
Zero Coupon, 08/15/22 (e)	1,800,000	1,795,000
Zero Coupon, 11/15/22 (e)	1,250,000	1,245,696
Zero Coupon, 02/15/23 (e)	3,035,000	3,022,219
Zero Coupon, 05/15/23 (e)	47,445,000	47,219,361
Zero Coupon, 08/15/23	2,220,000	2,206,819
Zero Coupon, 11/15/23	796,000	790,111
Zero Coupon, 02/15/24	6,404,000	6,350,946
Zero Coupon, 08/15/24	2,500,000	2,471,658
Zero Coupon, 11/15/24 (e)	1,500,000	1,481,357
Zero Coupon, 02/15/25	2,000,000	1,970,611
Zero Coupon, 05/15/25 (e)	5,500,000	5,406,981
Zero Coupon, 08/15/25	648,000	636,067
Zero Coupon, 11/15/26	366,129	354,951
Zero Coupon, 08/15/27	400,000	384,986
Zero Coupon, 11/15/27	570,000	546,317
Zero Coupon, 05/15/28	15,030,000	14,305,723
Zero Coupon, 08/15/28	250,000	237,318
Zero Coupon, 02/15/30	6,300,000	5,843,212
Zero Coupon, 05/15/30	700,000	646,778
Zero Coupon, 08/15/30	3,925,000	3,606,532
Zero Coupon, 11/15/30 (e)	5,425,000	4,965,229
Zero Coupon, 02/15/31	1,775,000	1,618,039

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/31	3,000,000	2,697,604
Zero Coupon, 02/15/32	12,900,000	11,557,298
Zero Coupon, 05/15/32	800,000	713,640
Zero Coupon, 08/15/32	6,900,000	6,127,539
Zero Coupon, 08/15/33 (e)	400,000	348,776
Zero Coupon, 11/15/33	1,000,000	868,271
Zero Coupon, 02/15/34 (e)	2,000,000	1,729,055
Zero Coupon, 08/15/34	2,600,000	2,227,559
Zero Coupon, 05/15/35 (e)	4,000,000	3,382,414
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	618,285	752,746
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (f)	1,716,870	1,743,864
U.S. Treasury Notes
0.625%, 08/15/30	190,000	188,902
1.125%, 09/30/21	4,640,000	4,684,950
1.500%, 02/15/30	530,000	571,655
1.625%, 02/15/26	782,300	836,572
1.625%, 08/15/29 (e)	1,080,000	1,175,512
1.750%, 02/28/22	9,300,000	9,511,066
1.750%, 12/31/24	14,695,900	15,638,504
1.750%, 12/31/26	2,164,500	2,345,608
1.750%, 11/15/29 (e)	1,540,000	1,695,384
2.000%, 06/30/24	2,308,000	2,463,069
2.000%, 11/15/26	910,000	998,725
2.125%, 02/29/24	663,000	706,846
2.250%, 04/15/22	9,000,000	9,290,742
2.750%, 05/31/23	663,000	708,737
2.750%, 02/15/24	2,300,000	2,499,004
2.875%, 04/30/25	450,000	503,754
2.875%, 05/31/25	4,920,000	5,516,550
2.875%, 05/15/28	6,936,100	8,160,213

		312,533,797

Total U.S. Treasury & Government Agencies (Cost $706,726,138)		771,695,317

Corporate Bonds & Notes—32.6%

Aerospace/Defense—0.6%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	35,000	36,575
BAE Systems plc
1.900%, 02/15/31 (144A)	720,000	712,586
3.000%, 09/15/50 (144A) (e)	332,000	332,827
4.750%, 10/11/21 (144A)	1,000,000	1,042,363
Boeing Co. (The)
4.508%, 05/01/23	1,803,000	1,898,106
4.875%, 05/01/25	435,000	474,524
5.150%, 05/01/30	675,000	756,166
5.705%, 05/01/40	550,000	641,999
L3Harris Technologies, Inc. 3.832%, 04/27/25	600,000	670,415

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Lockheed Martin Corp. 4.500%, 05/15/36 (e)	450,000	$571,235
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	212,323
Raytheon Technologies Corp.
3.200%, 03/15/24 (144A)	251,000	269,400
3.750%, 11/01/46	550,000	628,607
4.350%, 04/15/47 (144A)	133,000	165,982
4.500%, 06/01/42	550,000	693,082

		9,106,190

Agriculture—0.2%
BAT Capital Corp.
2.259%, 03/25/28	465,000	466,134
3.734%, 09/25/40	310,000	307,598
3.984%, 09/25/50	485,000	473,803
4.540%, 08/15/47	55,000	58,780
BAT International Finance plc 1.668%, 03/25/26	345,000	346,089
Cargill, Inc. 2.125%, 04/23/30 (144A)	1,049,000	1,098,070
Reynolds American, Inc. 7.000%, 08/04/41	570,000	736,456

		3,486,930

Airlines—0.5%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	459,571	436,753
3.550%, 01/15/30 (144A)	651,658	536,920
4.125%, 05/15/25 (144A)	819,704	735,521
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	561,884	526,614
3.800%, 09/20/31 (144A)	585,630	564,144
4.125%, 09/20/31 (144A)	783,053	625,516
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	135,576	130,111
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	265,457	248,491
United Airlines Pass-Through Trust
3.500%, 03/01/30	1,178,901	1,116,420
4.000%, 04/11/26	433,550	425,184
4.150%, 08/25/31	1,211,989	1,208,507
4.300%, 08/15/25	586,140	565,474
4.600%, 03/01/26	279,982	217,068

		7,336,723

Auto Manufacturers—0.1%
Hyundai Capital America
1.800%, 10/15/25 (144A)	380,000	377,905
2.375%, 10/15/27 (144A)	400,000	399,769

		777,674

Banks—8.2%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	563,050
AIB Group plc 4.750%, 10/12/23 (144A)	1,340,000	1,456,651
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A) (e)	970,000	1,050,794
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	737,723
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	225,258
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	940,025
Banco Santander S.A. 2.746%, 05/28/25	600,000	630,498
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	443,042
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,675,000	1,746,001
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,062,000	3,122,993
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	217,156
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,247,891
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,109,196
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	653,748
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,728,907
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,822,804
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,605,374
4.000%, 01/22/25	1,071,000	1,192,803
4.250%, 10/22/26	520,000	601,786
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	482,364
Bank of Nova Scotia (The) 1.625%, 05/01/23 (e)	2,000,000	2,051,285
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	399,411
Banque Federative du Credit Mutuel S.A.
3.750%, 07/20/23 (144A)	1,070,000	1,160,615
Barclays plc
2.645%, 1Y H15 + 1.900%, 06/24/31 (a)	1,120,000	1,117,055
3.650%, 03/16/25	254,000	273,960
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	536,738
5.200%, 05/12/26	250,000	277,188
BBVA USA 2.500%, 08/27/24	580,000	603,161
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	320,000	330,006
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	815,000	875,400
3.500%, 03/01/23 (144A)	400,000	423,963
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	878,367
2.900%, 02/21/22 (144A) (e)	300,000	309,333
BPCE S.A.
1.652%, 10/06/26	534,000	534,090
3.375%, 12/02/26	700,000	785,673
4.625%, 07/11/24 (144A)	400,000	440,448
Canadian Imperial Bank of Commerce 2.100%, 10/05/20	200,000	200,031

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
3.106%, SOFR + 2.750%, 04/08/26 (a)	1,400,000	$1,505,234
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	688,140
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	907,000	1,018,082
3.875%, 03/26/25	1,300,000	1,430,137
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	176,171
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,958,599
4.300%, 11/20/26	750,000	858,462
4.400%, 06/10/25	566,000	636,507
4.450%, 09/29/27	117,000	135,524
Citizens Financial Group, Inc
2.375%, 07/28/21	110,000	111,590
2.638%, 09/30/32	193,000	192,291
Commonwealth Bank of Australia
2.850%, 05/18/26 (144A) (e)	720,000	794,470
3.743%, 09/12/39 (144A)	528,000	582,821
4.500%, 12/09/25 (144A) (e)	352,000	397,173
Cooperative Rabobank UA
3.750%, 07/21/26	513,000	571,207
4.375%, 08/04/25	424,000	480,457
4.625%, 12/01/23	872,000	969,777
Credit Agricole S.A.
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	500,000	511,243
3.750%, 04/24/23 (144A) (e)	250,000	268,288
4.375%, 03/17/25 (144A) (e)	295,000	325,497
Credit Suisse AG 2.950%, 04/09/25	510,000	556,685
Credit Suisse Group AG
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	371,720
4.282%, 01/09/28 (144A) (e)	783,000	888,403
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	1,074,653
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,432,100
2.000%, 09/08/21 (144A)	366,000	371,385
2.700%, 03/02/22 (144A)	372,000	383,148
Deutsche Bank AG
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,152,516
4.250%, 10/14/21	900,000	925,212
Discover Bank 4.250%, 03/13/26	1,229,000	1,398,355
Fifth Third Bancorp 8.250%, 03/01/38	200,000	326,007
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	820,000	839,598
3.500%, 11/16/26	1,300,000	1,436,484
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,876,787
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	541,663
HSBC Holdings plc
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	880,869
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a) (e)	473,000	493,373
3.900%, 05/25/26	200,000	221,013
4.250%, 03/14/24	500,000	536,297
4.250%, 08/18/25	300,000	325,937
4.375%, 11/23/26	1,006,000	1,109,487

Banks—(Continued)
HSBC Holdings plc
6.100%, 01/14/42	370,000	529,626
6.500%, 09/15/37	930,000	1,261,160
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21 (e)	750,000	761,123
ING Groep NV 4.100%, 10/02/23	1,270,000	1,392,567
KeyCorp 4.150%, 10/29/25	275,000	316,194
Lloyds Banking Group plc
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	311,801
4.375%, 03/22/28	633,000	733,926
4.450%, 05/08/25	540,000	610,670
4.500%, 11/04/24	685,000	747,777
4.582%, 12/10/25	400,000	440,037
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A) (e)	250,000	284,869
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	1,106,594
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a) (e)	1,820,000	2,169,289
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	1,029,904
2.527%, 09/13/23	250,000	264,435
3.407%, 03/07/24 (e)	1,510,000	1,640,477
3.751%, 07/18/39	615,000	709,282
Mizuho Financial Group, Inc.
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	826,226
2.869%, 3M LIBOR + 1.310%, 09/13/30 (a)	539,000	577,851
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a)	250,000	261,694
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	266,627
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,199,444
3.625%, 01/20/27	1,157,000	1,306,965
3.700%, 10/23/24	749,000	830,155
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	316,570
3.875%, 04/29/24 (e)	700,000	771,375
4.300%, 01/27/45	400,000	506,873
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	1,060,382
5.000%, 11/24/25	1,269,000	1,488,492
5.500%, 07/28/21	807,000	840,915
National Australia Bank, Ltd.
2.332%, 08/21/30 (144A) (e)	470,000	464,582
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	888,670
Natwest Group plc
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	598,671
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	724,743
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	521,708
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	337,137
NatWest Markets plc 3.625%, 09/29/22 (144A)	1,155,000	1,212,277
Northern Trust Corp. 1.950%, 05/01/30	1,355,000	1,409,597
Regions Financial Corp.
2.750%, 08/14/22	136,000	141,394
3.800%, 08/14/23	132,000	143,108

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada 4.650%, 01/27/26	495,000	$584,163
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	765,481
Societe Generale S.A.
2.625%, 10/16/24 (144A)	300,000	310,738
3.000%, 01/22/30 (144A)	1,322,000	1,367,394
3.875%, 03/28/24 (144A)	700,000	752,262
4.250%, 04/14/25 (144A) (e)	500,000	533,202
Standard Chartered plc
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	766,526
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,244,932
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (a)	300,000	334,073
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a) (e)	300,000	326,969
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	411,000	429,223
2.784%, 07/12/22	800,000	831,324
2.846%, 01/11/22	900,000	926,811
3.010%, 10/19/26	212,000	233,687
3.040%, 07/16/29	1,020,000	1,110,489
3.102%, 01/17/23	482,000	508,853
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,265,607
Truist Financial Corp. 1.950%, 06/05/30	420,000	431,631
UBS AG 1.750%, 04/21/22 (144A)	550,000	559,952
UBS Group AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	286,561
3.491%, 05/23/23 (144A)	762,000	794,665
4.125%, 09/24/25 (144A)	300,000	341,873
UniCredit S.p.A.
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	701,256
6.572%, 01/14/22 (144A)	850,000	901,992
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (a)	280,000	290,798
3.068%, SOFR + 2.530%, 04/30/41 (a)	750,000	778,160
3.069%, 01/24/23 (e)	2,470,000	2,547,526
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,085,000	1,177,715
4.100%, 06/03/26	1,291,000	1,453,526
4.650%, 11/04/44	595,000	721,901
5.375%, 11/02/43	1,005,000	1,325,496
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,187,434
4.421%, 07/24/39 (e)	450,000	551,445

		124,877,002

Beverages—0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,685,000	2,032,651
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	218,237
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	5,000	5,834
4.375%, 04/15/38	1,300,000	1,512,204

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	950,000	1,106,843
4.500%, 06/01/50	890,000	1,066,852
4.600%, 06/01/60	315,000	380,932
4.750%, 04/15/58	775,000	942,571
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	794,625
Coca-Cola Femsa S.A.B. de C.V.
1.850%, 09/01/32	515,000	516,133
2.750%, 01/22/30	610,000	656,519
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	348,699
5.250%, 11/15/48	180,000	241,734
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	838,396
Keurig Dr Pepper, Inc.
3.430%, 06/15/27 (e)	175,000	194,756
4.417%, 05/25/25	268,000	308,661
4.985%, 05/25/38	387,000	502,132

		11,667,779

Biotechnology—0.5%
Amgen, Inc. 2.200%, 02/21/27	430,000	453,609
Baxalta, Inc. 5.250%, 06/23/45	27,000	36,724
Biogen, Inc.
2.250%, 05/01/30	849,000	865,930
3.150%, 05/01/50	230,000	226,418
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	942,847
3.250%, 09/01/22	365,000	382,710
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	973,636
Royalty Pharma plc
0.750%, 09/02/23 (144A)	725,000	723,021
1.200%, 09/02/25 (144A)	720,000	717,721
1.750%, 09/02/27 (144A)	720,000	719,374
3.300%, 09/02/40 (144A)	595,000	582,948
3.550%, 09/02/50 (144A) (e)	610,000	588,645

		7,213,583

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	232,786
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,641,861
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	553,272
Masco Corp.
2.000%, 10/01/30	260,000	259,623
6.500%, 08/15/32	720,000	932,359

		3,619,901

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.3%
Albemarle Corp. 5.450%, 12/01/44	350,000	$383,594
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	740,840
Dow Chemical Co. (The) 8.850%, 09/15/21 (e)	640,000	679,728
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	1,201,545
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	404,000	498,876
Nutrien, Ltd.
3.000%, 04/01/25	200,000	216,356
3.375%, 03/15/25	87,000	96,047
4.125%, 03/15/35	620,000	719,367
Nutrition & Biosciences, Inc. 1.832%, 10/15/27 (144A)	330,000	331,405
Sherwin-Williams Co. (The) 3.125%, 06/01/24 (e)	247,000	266,877

		5,134,635

Commercial Services—0.5%
Emory University 2.143%, 09/01/30 (e)	790,000	827,233
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	1,016,977
7.000%, 10/15/37 (144A)	500,000	721,612
Ford Foundation (The) 2.815%, 06/01/70	275,000	285,940
Global Payments, Inc. 4.150%, 08/15/49	615,000	720,403
Pepperdine University 3.301%, 12/01/59	450,000	492,111
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	863,408
Quanta Services, Inc. 2.900%, 10/01/30	1,110,000	1,133,137
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A)	410,000	418,244
University of Southern California 3.226%, 10/01/2120	440,000	467,611

		6,946,676

Computers—0.8%
Apple, Inc.
2.550%, 08/20/60	650,000	646,689
2.900%, 09/12/27	836,000	938,273
3.000%, 06/20/27	675,000	761,133
3.200%, 05/11/27 (e)	514,000	584,453
3.750%, 09/12/47	1,200,000	1,475,399
3.750%, 11/13/47	200,000	245,763
3.850%, 05/04/43	510,000	634,898
3.850%, 08/04/46	362,000	451,882

Computers—(Continued)
Dell International LLC / EMC Corp.
5.450%, 06/15/23 (144A)	370,000	405,646
6.020%, 06/15/26 (144A)	577,000	677,662
DXC Technology Co. 4.250%, 04/15/24	310,000	334,938
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	815,000	825,362
HP, Inc. 3.000%, 06/17/27	490,000	529,449
International Business Machines Corp.
1.700%, 05/15/27 (e)	1,915,000	1,977,579
3.300%, 05/15/26	1,275,000	1,436,627
6.500%, 01/15/28	300,000	403,747

		12,329,500

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,605,078
Unilever Capital Corp. 3.375%, 03/22/25	310,000	346,355

		1,951,433

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	244,500

Diversified Financial Services—2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875%, 08/14/24	770,000	741,414
3.150%, 02/15/24	855,000	847,806
3.300%, 01/23/23 (e)	468,000	469,582
3.500%, 01/15/25 (e)	600,000	584,366
4.125%, 07/03/23	375,000	382,610
4.450%, 12/16/21	450,000	459,767
4.450%, 04/03/26	650,000	647,350
4.500%, 09/15/23	1,830,000	1,885,333
4.625%, 10/15/27	400,000	387,929
6.500%, 07/15/25 (e)	275,000	296,824
Air Lease Corp.
2.875%, 01/15/26	600,000	589,489
3.250%, 03/01/25	484,000	492,583
3.250%, 10/01/29 (e)	1,065,000	1,011,119
3.375%, 07/01/25	1,675,000	1,710,059
American Express Co. 3.400%, 02/27/23	600,000	638,704
Avolon Holdings Funding, Ltd.
4.375%, 05/01/26 (144A) (e)	540,000	512,185
5.250%, 05/15/24 (144A)	805,000	808,571
5.500%, 01/15/23 (144A)	455,000	459,288
5.500%, 01/15/26 (144A)	1,000,000	1,003,860
Blackstone / GSO Secured Lending Fund 3.650%, 07/14/23 (144A)	610,000	614,693
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	489,055
3.500%, 10/10/24 (144A) (e)	385,000	406,479

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	$398,466
4.700%, 09/20/47	409,000	477,027
4.850%, 03/29/29	485,000	577,131
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	634,073
Capital One Financial Corp.
3.750%, 07/28/26	860,000	934,912
4.200%, 10/29/25	200,000	221,683
CME Group, Inc. 3.000%, 03/15/25	440,000	481,447
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A) (e)	439,000	453,516
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	375,000	403,087
GE Capital International Funding Co. 4.418%, 11/15/35	2,726,000	2,880,950
Invesco Finance plc 4.000%, 01/30/24	500,000	546,615
Jefferies Group LLC 5.125%, 01/20/23	300,000	326,598
Nomura Holdings, Inc.
2.648%, 01/16/25	845,000	889,668
2.679%, 07/16/30 (e)	540,000	555,794
ORIX Corp. 2.900%, 07/18/22	362,000	374,727
Park Aerospace Holdings, Ltd.
5.250%, 08/15/22 (144A)	3,335,000	3,348,260
5.500%, 02/15/24 (144A)	680,000	684,250
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,039,457
3.550%, 01/15/24	7,383,000	8,006,832

		38,673,559

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	241,779
Alabama Power Co. 3.550%, 12/01/23	461,000	504,165
Baltimore Gas & Electric Co. 5.200%, 06/15/33 (e)	1,510,000	1,861,878
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	463,308
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,052,765
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	298,344
Consumers Energy Co. 4.350%, 08/31/64	191,000	254,062
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	609,129
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	200,575
DTE Electric Co. 5.700%, 10/01/37	300,000	406,345

Electric—(Continued)
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	408,795
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	243,759
4.375%, 03/30/44	247,000	313,378
5.700%, 04/01/35	360,000	473,780
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	451,087
3.616%, 08/01/27 (144A) (e)	1,050,000	1,121,033
Edison International
3.550%, 11/15/24	1,180,000	1,243,867
5.750%, 06/15/27 (e)	400,000	441,446
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	601,426
Enel Finance International NV
3.500%, 04/06/28 (144A) (e)	465,000	517,875
3.625%, 05/25/27 (144A)	480,000	533,483
4.625%, 09/14/25 (144A)	265,000	306,980
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	286,862
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	808,598
Entergy Corp. 2.950%, 09/01/26	194,000	214,166
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	445,267
3.050%, 06/01/31 (e)	195,000	223,092
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	419,094
Exelon Corp. 3.497%, 06/01/22	600,000	627,563
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	666,462
6.250%, 10/01/39	160,000	199,004
FirstEnergy Corp.
2.650%, 03/01/30 (e)	725,000	738,103
3.400%, 03/01/50	685,000	663,909
4.850%, 07/15/47	289,000	347,440
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,787,070
Fortis, Inc. 3.055%, 10/04/26	929,000	1,015,065
Indiana Michigan Power Co. 3.200%, 03/15/23 (e)	330,000	347,925
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	354,622
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	266,370
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	479,495
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	384,017
Nevada Power Co.
5.375%, 09/15/40	223,000	299,830
6.650%, 04/01/36	360,000	531,092

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	$326,673
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	487,887
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	439,862
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	719,729
3.508%, 10/01/24 (144A)	305,000	334,165
Northern States Power Co. 6.500%, 03/01/28	628,000	813,270
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	734,209
Pacific Gas and Electric Co. 1.750%, 06/16/22	3,360,000	3,363,247
PacifiCorp
3.600%, 04/01/24	315,000	344,169
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	122,648
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	310,883
Progress Energy, Inc. 7.000%, 10/30/31 (e)	200,000	283,639
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	414,431
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	864,129
Sempra Energy 4.050%, 12/01/23	1,054,000	1,153,366
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	596,691
Southern California Edison Co.
3.650%, 03/01/28	500,000	550,181
5.550%, 01/15/36	500,000	608,705
Southern Power Co. 5.150%, 09/15/41	400,000	470,586
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	314,038
Tampa Electric Co. 4.450%, 06/15/49	500,000	644,402
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	570,638
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	237,393
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	163,962
6.000%, 05/15/37	685,000	987,498

		39,510,706

Electronics—0.2%
Arrow Electronics, Inc.
3.250%, 09/08/24 (e)	439,000	473,957
3.875%, 01/12/28	376,000	418,316
Honeywell International, Inc. 1.350%, 06/01/25	1,095,000	1,128,400

Electronics—(Continued)
Roper Technologies, Inc.
1.400%, 09/15/27	1,050,000	1,060,076
3.000%, 12/15/20	125,000	125,377

		3,206,126

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	163,110

Environmental Control—0.0%
Republic Services, Inc. 1.450%, 02/15/31	710,000	699,650

Food—0.5%
Campbell Soup Co. 3.125%, 04/24/50	287,000	289,400
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	262,788
5.400%, 11/01/48	325,000	438,467
General Mills, Inc.
4.000%, 04/17/25	535,000	607,335
4.550%, 04/17/38	130,000	165,183
Kellogg Co. 2.100%, 06/01/30	460,000	470,886
Kroger Co. (The) 8.000%, 09/15/29	610,000	866,021
Mars, Inc. 1.625%, 07/16/32 (144A)	1,200,000	1,189,478
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,323,125
Mondelez International, Inc. 2.750%, 04/13/30	11,000	11,971
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	1,160,000	1,171,693
5.200%, 04/01/29 (144A) (e)	1,100,000	1,286,085
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	132,439

		8,214,871

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	386,121

Gas—0.6%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A) (e)	700,000	772,427
4.250%, 07/15/27 (144A)	687,000	776,371
Atmos Energy Corp. 4.150%, 01/15/43	460,000	571,483
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	623,733
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	379,347

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
NiSource, Inc.
1.700%, 02/15/31	570,000	$559,546
2.950%, 09/01/29	465,000	504,254
Southern California Gas Co. 2.550%, 02/01/30	829,000	893,741
Southern Co. Gas Capital Corp.
3.500%, 09/15/21	1,000,000	1,021,346
3.950%, 10/01/46	212,000	236,695
4.400%, 06/01/43	375,000	445,130
6.000%, 10/01/34	1,000,000	1,346,547
Southwest Gas Corp. 3.800%, 09/29/46	332,000	366,014

		8,496,634

Healthcare-Products—0.2%
Abbott Laboratories 1.150%, 01/30/28	500,000	503,967
Boston Scientific Corp.
3.750%, 03/01/26	379,000	431,801
4.000%, 03/01/29	227,000	263,925
4.700%, 03/01/49	575,000	757,911
Covidien International Finance S.A. 2.950%, 06/15/23	37,000	39,217
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	318,301
4.150%, 02/01/24	515,000	567,960

		2,883,082

Healthcare-Services—1.1%
Aetna, Inc. 6.625%, 06/15/36	297,000	421,758
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,131,367
4.101%, 03/01/28	460,000	534,660
4.650%, 08/15/44	324,000	405,675
Bon Secours Mercy Health, Inc. 3.464%, 06/01/30	820,000	920,557
Children S Hospital Corp. 2.585%, 02/01/50	430,000	421,850
Children’s Hospital 2.928%, 07/15/50	540,000	525,254
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	553,715
Hackensack Meridian Health, Inc. 2.875%, 09/01/50	700,000	685,710
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	1,075,754
HCA, Inc.
5.125%, 06/15/39	565,000	684,574
5.250%, 06/15/26	1,540,000	1,796,307
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	462,499
Memorial Health Services 3.447%, 11/01/49	995,000	1,040,475

Healthcare-Services—(Continued)
MultiCare Health System 2.803%, 08/15/50	365,000	358,774
NYU Langone Hospitals 3.380%, 07/01/55	410,000	413,439
Partners Healthcare System, Inc. 3.342%, 07/01/60	1,777,000	1,946,023
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	230,647
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	158,513
Rush Obligated Group 3.922%, 11/15/29	851,000	988,918
Texas Health Resources
2.328%, 11/15/50	340,000	316,483
4.330%, 11/15/55	250,000	334,282
UnitedHealth Group, Inc. 4.625%, 07/15/35	320,000	420,375
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	510,000	507,715
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	565,382

		16,900,706

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,149,677

Insurance—1.0%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	556,573
3.900%, 04/06/28 (144A)	415,000	471,560
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	750,285
American Financial Group, Inc. 3.500%, 08/15/26	750,000	811,760
Aon plc 3.500%, 06/14/24	485,000	528,351
Assurant, Inc. 4.200%, 09/27/23	605,000	647,547
Athene Global Funding
2.750%, 06/25/24 (144A)	890,000	927,843
2.950%, 11/12/26 (144A)	1,825,000	1,921,586
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	1,063,467
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	817,822
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	201,903
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	389,922
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	468,906
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	787,624

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Jackson National Life Global Funding
3.050%, 04/29/26 (144A) (e)	300,000	$330,264
3.250%, 01/30/24 (144A) (e)	460,000	493,373
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	1,005,089
Lincoln National Corp. 4.200%, 03/15/22	350,000	369,985
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	500,000	540,994
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	626,544
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	542,543
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	764,803
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	214,615
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	266,957
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	430,000

		15,930,316

Internet—0.1%
Amazon.com, Inc.
2.500%, 06/03/50	370,000	375,563
2.700%, 06/03/60	340,000	349,600

		725,163

Iron/Steel—0.2%
Nucor Corp. 6.400%, 12/01/37 (e)	250,000	361,499
Reliance Steel & Aluminum Co.
1.300%, 08/15/25	1,810,000	1,810,058
Steel Dynamics, Inc. 3.450%, 04/15/30	237,000	261,131
Vale Overseas, Ltd. 3.750%, 07/08/30	405,000	416,745

		2,849,433

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	612,013
John Deere Capital Corp. 2.250%, 09/14/26	325,000	352,858
Nvent Finance Sarl 4.550%, 04/15/28	562,000	606,188
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	1,192,151
Xylem, Inc. 3.250%, 11/01/26	118,000	131,585

		2,894,795

Media—1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	935,000	1,068,653
6.834%, 10/23/55	400,000	552,856
Comcast Corp.
1.500%, 02/15/31	950,000	934,854
2.650%, 08/15/62	705,000	669,859
3.250%, 11/01/39	545,000	603,148
3.900%, 03/01/38	591,000	699,734
4.200%, 08/15/34	556,000	693,860
4.250%, 01/15/33	1,880,000	2,337,476
4.600%, 10/15/38	880,000	1,120,386
4.950%, 10/15/58	540,000	772,959
COX Communications, Inc.
1.800%, 10/01/30 (144A)	870,000	857,987
2.950%, 10/01/50 (144A)	630,000	604,731
3.250%, 12/15/22 (144A)	1,010,000	1,064,536
Discovery Communications LLC 5.200%, 09/20/47	485,000	581,446
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	263,206
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,114,377
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,209,376
ViacomCBS, Inc.
3.700%, 08/15/24	474,000	518,807
4.850%, 07/01/42	255,000	285,871
5.900%, 10/15/40 (e)	125,000	153,360

		16,107,482

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (e)	566,000	561,416
4.000%, 09/11/27 (144A)	300,000	331,036
Barrick Gold Corp. 6.450%, 10/15/35	300,000	417,830
Glencore Funding LLC
1.625%, 09/01/25 (144A)	2,140,000	2,116,226
2.500%, 09/01/30 (144A) (e)	2,270,000	2,206,436
4.125%, 05/30/23 (144A)	346,000	370,943

		6,003,887

Miscellaneous Manufacturing—0.2%
General Electric Co.
3.625%, 05/01/30	580,000	601,486
5.550%, 01/05/26	393,000	458,306
Parker-Hannifin Corp.
4.100%, 03/01/47 (e)	250,000	300,023
4.450%, 11/21/44	333,000	407,526
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	540,814

		2,308,155

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—1.2%
BP Capital Markets America, Inc.
1.749%, 08/10/30	545,000	$540,467
3.017%, 01/16/27	655,000	719,349
BP Capital Markets plc 3.279%, 09/19/27	534,000	592,532
Chevron Corp. 2.236%, 05/11/30	460,000	487,792
Concho Resources, Inc. 2.400%, 02/15/31	390,000	372,665
Diamondback Energy, Inc.
3.250%, 12/01/26	440,000	440,548
4.750%, 05/31/25	900,000	970,675
Ecopetrol S.A. 4.125%, 01/16/25	433,000	454,113
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	416,952
EQT Corp. 3.900%, 10/01/27	200,000	182,250
Exxon Mobil Corp.
2.610%, 10/15/30	940,000	1,013,903
2.992%, 03/19/25	1,060,000	1,160,877
2.995%, 08/16/39	690,000	728,631
3.095%, 08/16/49	860,000	877,318
Hess Corp. 6.000%, 01/15/40	245,000	270,892
Marathon Petroleum Corp.
3.625%, 09/15/24	371,000	397,305
4.500%, 05/01/23	370,000	399,515
Noble Energy, Inc.
5.050%, 11/15/44	450,000	582,834
6.000%, 03/01/41	360,000	498,598
Ovintiv, Inc 7.200%, 11/01/31	400,000	396,120
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	750,571
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	817,085
5.950%, 05/15/35	210,000	259,424
7.875%, 06/15/26 (e)	544,000	689,386
9.250%, 10/15/21 (e)	243,000	263,034
Total Capital International S.A.
2.986%, 06/29/41	900,000	937,561
3.127%, 05/29/50	870,000	898,594
3.461%, 07/12/49 (e)	660,000	719,222
Valero Energy Corp.
1.200%, 03/15/24	710,000	706,987
2.150%, 09/15/27	640,000	635,697
2.700%, 04/15/23	550,000	570,649
7.500%, 04/15/32	126,000	170,842

		18,922,388

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	426,006

Oil & Gas Services—(Continued)
Halliburton Co.
4.750%, 08/01/43	215,000	211,315
4.850%, 11/15/35	270,000	285,331
6.750%, 02/01/27	200,000	236,597
8.750%, 02/15/21 (e)	350,000	359,645
Schlumberger Investment S.A. 2.650%, 06/26/30	650,000	657,782

		2,176,676

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25 (e)	300,000	335,281

Pharmaceuticals—1.7%
AbbVie, Inc.
2.800%, 03/15/23 (144A)	172,000	179,787
3.200%, 11/21/29 (144A)	1,583,000	1,740,565
3.450%, 03/15/22 (144A)	500,000	517,992
3.850%, 06/15/24 (144A)	1,038,000	1,137,048
4.050%, 11/21/39 (144A)	982,000	1,121,540
4.400%, 11/06/42	600,000	712,901
4.450%, 05/14/46	220,000	261,462
AstraZeneca plc
1.375%, 08/06/30	380,000	369,632
2.125%, 08/06/50	390,000	353,483
6.450%, 09/15/37	350,000	529,518
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	93,950
Bristol-Myers Squibb Co.
3.200%, 06/15/26	784,000	883,722
4.125%, 06/15/39	527,000	662,127
4.550%, 02/20/48	550,000	742,983
5.000%, 08/15/45	200,000	279,228
5.700%, 10/15/40	165,000	241,938
Cigna Corp. 4.800%, 07/15/46	156,000	195,794
CVS Health Corp.
2.700%, 08/21/40	370,000	353,904
3.250%, 08/15/29	690,000	763,393
4.300%, 03/25/28	813,000	951,064
5.050%, 03/25/48	2,065,000	2,626,077
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	717,170	776,140
5.773%, 01/10/33 (144A)	696,196	803,620
6.204%, 10/10/25 (144A)	433,167	461,907
8.353%, 07/10/31 (144A)	139,798	176,301
Eli Lilly and Co.
2.250%, 05/15/50	400,000	376,985
2.500%, 09/15/60	770,000	724,916
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	102,829
Mylan, Inc.
4.550%, 04/15/28	350,000	407,506
5.400%, 11/29/43	400,000	505,803

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Pfizer, Inc. 3.900%, 03/15/39	1,080,000	$1,309,413
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23 (e)	445,000	472,338
3.200%, 09/23/26	2,100,000	2,334,457
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	460,000	475,137
3.175%, 07/09/50	440,000	450,385
3.375%, 07/09/60	310,000	319,089
Upjohn, Inc. 3.850%, 06/22/40 (144A)	412,000	443,566
Zoetis, Inc. 2.000%, 05/15/30	590,000	607,252

		25,465,752

Pipelines—1.1%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	266,237
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	617,059
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	532,648
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	862,081
Enable Midstream Partners L.P.
4.150%, 09/15/29 (e)	443,000	410,461
4.950%, 05/15/28	290,000	284,210
Enbridge, Inc.
3.700%, 07/15/27	200,000	222,396
4.500%, 06/10/44	350,000	394,754
5.750%, 5Y H15 + 5.314%, 07/15/80 (a)	385,000	398,399
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a)	200,000	203,000
Energy Transfer Operating L.P. 6.050%, 06/01/41	270,000	270,687
EnLink Midstream Partners L.P.
4.150%, 06/01/25	200,000	172,206
5.600%, 04/01/44	201,000	129,142
Enterprise Products Operating LLC
3.700%, 01/31/51 (e)	455,000	448,131
3.900%, 02/15/24	470,000	512,608
3.950%, 01/31/60	290,000	284,750
4.200%, 01/31/50	390,000	414,071
4.950%, 10/15/54	179,000	208,860
5.100%, 02/15/45	200,000	232,476
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	415,000	417,257
2.600%, 10/15/25 (144A)	505,000	506,628
Kinder Morgan, Inc.
2.000%, 02/15/31	410,000	393,763
3.250%, 08/01/50	500,000	451,542
5.050%, 02/15/46	250,000	283,187
Magellan Midstream Partners L.P.
4.200%, 12/01/42	269,000	268,673
MPLX L.P.
2.650%, 08/15/30	630,000	617,302

Pipelines—(Continued)
MPLX L.P.
4.125%, 03/01/27 (e)	373,000	411,826
4.500%, 04/15/38	814,000	832,067
5.250%, 01/15/25	375,000	388,768
5.500%, 02/15/49	165,000	184,356
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,068,372
ONEOK, Inc.
3.400%, 09/01/29	245,000	240,323
5.200%, 07/15/48	70,000	67,361
Phillips 66 Partners L.P.
3.150%, 12/15/29	330,000	325,452
3.550%, 10/01/26	100,000	105,477
4.900%, 10/01/46 (e)	200,000	207,407
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	500,200
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	268,206
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	120,325
4.950%, 01/15/43	394,000	347,305
5.300%, 04/01/44	200,000	185,382
6.100%, 02/15/42	500,000	499,428
TC PipeLines L.P. 3.900%, 05/25/27	100,000	107,133
Tennessee Gas Pipeline Co. LLC 2.900%, 03/01/30 (144A)	425,000	439,899
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	433,307
4.750%, 05/15/38	300,000	353,454
Williams Cos., Inc. (The)
3.900%, 01/15/25	100,000	109,331
4.850%, 03/01/48	300,000	336,736

		17,334,643

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	669,276
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	658,257

		1,327,533

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	400,083
3.800%, 04/15/26	175,000	200,624
4.000%, 02/01/50	566,000	676,094
American Tower Corp.
1.875%, 10/15/30	845,000	832,218
2.100%, 06/15/30 (e)	470,000	474,556
2.250%, 01/15/22	500,000	511,447
2.900%, 01/15/30	30,000	32,381
3.375%, 10/15/26	287,000	317,742
3.700%, 10/15/49	665,000	727,393

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties L.P.
3.200%, 01/15/25	380,000	$411,449
3.850%, 02/01/23	800,000	851,866
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	535,297
Crown Castle International Corp. 2.250%, 01/15/31	915,000	921,742
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	303,741
Equinix, Inc. 1.550%, 03/15/28	875,000	874,139
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	596,166
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	423,257
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	460,090
Healthpeak Properties, Inc.
3.500%, 07/15/29	600,000	667,837
3.875%, 08/15/24	1,136,000	1,259,164
Kimco Realty Corp. 2.700%, 10/01/30	960,000	974,327
LifeStorage L.P. 3.500%, 07/01/26	1,000,000	1,109,806
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	462,410
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	489,602
Office Properties Income Trust 4.000%, 07/15/22	627,000	634,397
Prologis L.P.
1.250%, 10/15/30	445,000	433,960
3.250%, 10/01/26	199,000	224,941
Realty Income Corp.
3.000%, 01/15/27	200,000	217,649
3.250%, 01/15/31	345,000	380,230
3.875%, 04/15/25	505,000	572,004
4.650%, 03/15/47	225,000	294,717
Regency Centers L.P. 2.950%, 09/15/29	560,000	579,785
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	763,077
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	627,690
SITE Centers Corp. 4.700%, 06/01/27	226,000	238,327
UDR, Inc.
2.100%, 08/01/32	470,000	467,001
2.950%, 09/01/26	233,000	253,420
3.000%, 08/15/31 (e)	95,000	102,718
3.200%, 01/15/30 (e)	625,000	692,027
Ventas Realty L.P.
3.500%, 02/01/25	197,000	213,279
3.850%, 04/01/27	369,000	401,896

Real Estate Investment Trusts—(Continued)
Welltower, Inc.
3.100%, 01/15/30 (e)	445,000	471,718
6.500%, 03/15/41	225,000	295,854
WP Carey, Inc. 4.250%, 10/01/26	285,000	321,684

		22,699,805

Retail—0.4%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	360,000	387,947
3.800%, 01/25/50 (144A)	625,000	685,361
AutoZone, Inc. 1.650%, 01/15/31	530,000	520,801
Dollar General Corp. 4.125%, 05/01/28	485,000	568,125
Home Depot, Inc. (The) 3.125%, 12/15/49	815,000	905,031
Lowe’s Cos., Inc.
3.120%, 04/15/22	300,000	310,630
3.125%, 09/15/24	276,000	300,192
3.650%, 04/05/29	198,000	228,529
4.550%, 04/05/49	405,000	520,912
McDonald’s Corp.
4.450%, 03/01/47	180,000	223,081
4.700%, 12/09/35	84,000	107,322
6.300%, 10/15/37	152,000	226,704
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	561,666
Walmart, Inc. 3.300%, 04/22/24	575,000	626,533

		6,172,834

Savings & Loans—0.0%
Nationwide Building Society 1.000%, 08/28/25 (144A)	380,000	374,748

Semiconductors—0.3%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	315,070
4.500%, 12/05/36	336,000	402,396
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	600,000	665,318
Broadcom, Inc.
4.110%, 09/15/28	1,268,000	1,417,957
4.250%, 04/15/26	800,000	901,435
4.750%, 04/15/29	680,000	789,719

		4,491,895

Software—0.3%
Fiserv, Inc.
3.200%, 07/01/26	305,000	338,788
4.400%, 07/01/49	295,000	368,006
Microsoft Corp.
2.400%, 08/08/26	400,000	435,719
2.525%, 06/01/50	342,000	356,767

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Microsoft Corp.
2.675%, 06/01/60	341,000	$357,059
3.500%, 02/12/35	296,000	365,981
3.950%, 08/08/56	149,000	196,534
4.100%, 02/06/37	582,000	755,099
Oracle Corp.
3.800%, 11/15/37	900,000	1,054,181
3.850%, 07/15/36	124,000	146,288
3.900%, 05/15/35	106,000	128,783
4.300%, 07/08/34	103,000	128,931

		4,632,136

Telecommunications—1.5%
AT&T, Inc.
1.650%, 02/01/28	305,000	305,329
2.250%, 02/01/32	510,000	509,406
2.300%, 06/01/27	1,740,000	1,825,244
3.100%, 02/01/43	770,000	751,180
3.500%, 06/01/41	479,000	503,764
3.500%, 09/15/53 (144A)	2,795,000	2,722,989
4.500%, 05/15/35	1,000,000	1,179,544
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	576,000	637,030
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	557,772
T-Mobile USA, Inc.
1.500%, 02/15/26 (144A)	1,570,000	1,573,423
2.050%, 02/15/28 (144A)	1,760,000	1,798,790
3.000%, 02/15/41 (144A)	975,000	962,559
3.750%, 04/15/27 (144A)	1,705,000	1,908,816
Verizon Communications, Inc.
4.125%, 03/16/27	400,000	471,950
4.272%, 01/15/36	280,000	344,864
4.400%, 11/01/34	600,000	748,570
4.672%, 03/15/55	1,490,000	2,063,001
4.862%, 08/21/46	780,000	1,066,994
5.250%, 03/16/37	548,000	757,747
Vodafone Group plc
5.250%, 05/30/48	540,000	696,163
6.150%, 02/27/37	500,000	691,602

		22,076,737

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	327,000	381,755
7.950%, 08/15/30	1,185,000	1,794,903
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	900,377
CSX Corp.
4.750%, 11/15/48	404,000	535,180
6.000%, 10/01/36	300,000	424,979
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	744,190
3.942%, 11/01/47	219,000	262,689

Transportation—(Continued)
Union Pacific Corp. 4.100%, 09/15/67	200,000	235,197

		5,279,270

Trucking & Leasing—0.2%
Aviation Capital Group LLC
3.500%, 11/01/27 (144A)	300,000	268,662
5.500%, 12/15/24 (144A)	1,000,000	1,031,557
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	986,808
4.125%, 08/01/23 (144A)	598,000	649,505

		2,936,532

Water—0.1%
American Water Capital Corp. 2.800%, 05/01/30 (e)	750,000	820,949

Total Corporate Bonds & Notes (Cost $461,876,955)		496,843,178

Asset-Backed Securities—9.8%

Asset-Backed - Automobile—3.0%
AmeriCredit Automobile Receivables Trust
2.690%, 06/19/23	409,000	415,938
2.710%, 08/18/22	381,392	384,622
3.130%, 01/18/23	945,000	969,771
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,901,213
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	54,610	54,652
3.790%, 06/15/23 (144A)	564,000	573,172
Credit Acceptance Auto Loan Trust
3.020%, 04/15/26 (144A)	1,080,698	1,081,917
3.350%, 06/15/26 (144A)	489,000	490,324
Drive Auto Receivables Trust
3.530%, 12/15/23 (144A)	3,138,563	3,189,474
3.660%, 11/15/24	2,337,136	2,366,303
3.720%, 09/16/24	1,459,216	1,471,912
3.840%, 03/15/23	1,251,140	1,266,639
4.090%, 06/15/26	1,225,000	1,285,896
4.160%, 05/15/24 (144A)	779,398	788,223
4.180%, 03/15/24 (144A)	1,202,118	1,224,011
DT Auto Owner Trust
3.470%, 12/15/23 (144A)	262,805	263,402
3.550%, 11/15/22 (144A)	197,698	198,393
3.580%, 05/15/23 (144A)	473,529	476,876
3.770%, 10/17/22 (144A)	3,940	3,946
3.810%, 12/15/23 (144A)	1,211,000	1,233,084
Exeter Automobile Receivables Trust
3.640%, 11/15/22 (144A)	140,689	140,867
3.950%, 12/15/22 (144A)	267,473	269,984
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	435,099	436,997

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	3,855,000	$3,980,153
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	224,496	225,599
OneMain Direct Auto Receivables Trust 2.820%, 07/15/24 (144A)	3,214,528	3,217,261
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	2,002,514
Sonoran Auto Receivables Trust
4.750%, 07/15/24	3,097,788	3,113,277
4.750%, 06/15/25	3,342,983	3,393,128
Tricolor Auto Securitization Trust
4.875%, 11/15/26 (144A)	3,500,000	3,500,000
5.050%, 12/15/20 (144A)	167,464	167,137
U.S. Auto Funding LLC 5.500%, 07/15/23 (144A)	899,014	920,499
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	2,072,142	2,077,873

		45,085,057

Asset-Backed - Credit Card—0.2%
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,721,956

Asset-Backed - Other—6.6%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,126,298	1,202,753
3.678%, 12/17/36 (144A)	89,572	96,574
4.201%, 12/17/36 (144A)	400,000	431,596
4.290%, 10/17/36 (144A)	300,000	323,922
4.596%, 12/17/36 (144A)	250,000	271,072
5.036%, 10/17/52 (144A)	1,900,000	2,069,072
5.639%, 04/17/52 (144A)	500,000	552,508
6.231%, 10/17/36 (144A)	650,000	732,808
6.418%, 12/17/36 (144A)	300,000	338,037
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	938,781
Business Jet Securities LLC
4.212%, 07/15/34 (144A)	2,903,481	2,909,906
4.335%, 02/15/33 (144A)	2,439,598	2,443,907
4.447%, 06/15/33 (144A)	2,119,703	2,119,319
Camillo 5.000%, 12/05/23 (g) (h)	3,412,818	3,405,344
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	590,949	592,068
Commercial Mortgage Securities Association
2.000%, 04/25/23	3,698,824	3,678,480
3.500%, 07/25/23 (g) (h)	2,215,233	2,213,018
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) † (a) (g) (h)	1,078,519	17,041
COOF Securitization Trust, Ltd. 3.074%, 06/25/40 (144A) (a) (c)	669,666	60,811
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	1,813,065	1,880,141
3.880%, 03/15/52 (144A)	2,470,000	2,657,331

Asset-Backed - Other—(Continued)
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	626,407	635,449
3.700%, 01/21/31 (144A)	1,286,587	1,334,851
DT Asset Trust 5.840%, 12/16/22	2,000,000	2,002,400
Fort Credit LLC 2.982%, 1M LIBOR + 2.830%, 11/16/35 (144A) † (a)	5,900,000	5,436,897
Foundation Finance Trust 3.860%, 11/15/34 (144A)	1,251,255	1,290,829
Freedom Financial Network LLC
2.620%, 11/18/26 (144A)	724,615	725,335
3.610%, 07/18/24 (144A)	68,985	69,039
3.990%, 10/20/25 (144A)	432,399	432,878
FTF Funding II LLC
3.100%, 08/15/20	1,341,005	985,638
3.220%, 03/17/31 (144A)	149,344	150,111
Goodgreen Trust
2.760%, 10/15/54 (144A)	1,726,325	1,749,280
3.260%, 10/15/53 (144A)	1,971,087	2,036,156
3.740%, 10/15/52 (144A)	413,290	435,821
5.000%, 10/20/51 (g) (h)	3,453,264	3,481,150
HERO Funding Trust
3.080%, 09/20/42 (144A)	436,516	442,545
3.950%, 09/20/48 (144A)	1,554,863	1,630,487
4.460%, 09/20/47 (144A)	1,237,222	1,331,816
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	474,332	484,202
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	307,386	304,747
KGS-Alpha SBA COOF Trust
0.570%, 05/25/39 (144A) (a) (c)	2,951,971	43,651
0.771%, 08/25/38 (144A) (a) (c)	2,174,659	45,550
1.655%, 03/25/39 (144A) (a) (c)	2,401,929	99,949
3.199%, 04/25/40 (144A) (a) (c)	604,837	51,134
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	903,962	905,607
LL ABS Trust 2.330%, 01/17/28 (144A)	2,500,000	2,500,305
LV Tower 52 Issuer LLC
5.750%, 07/15/19 (144A) † (g) (h)	1,244,537	1,255,228
7.750%, 07/15/19 (144A) † (g) (h)	649,659	655,239
Nationstar HECM Loan Trust 1.269%, 09/25/30 (144A) (a)	3,000,000	2,999,982
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	56,751	56,811
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,540,470
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,619,827
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,632,680
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	350,398	350,533
Renew Financial 3.670%, 09/20/52 (144A)	517,754	537,486

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rice Park Financing Trust 4.625%, 10/31/41 (144A) †	1,454,987	$1,440,926
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	2,186,768	2,187,372
SOL S.p.A. 4.160%, 02/09/30	1,420,262	1,466,916
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,150,412	1,154,871
Vericrest Opportunity Loan Trust
2.981%, 02/25/50 (144A) (i)	1,939,549	1,939,676
3.278%, 11/25/49 (144A) (i)	1,743,360	1,744,913
VM DEBT LLC 7.500%, 06/15/24 (j)	2,262,455	2,221,545
Volt LLC 0.010%, 07/27/23 (g) (h)	3,512,407	3,443,915
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (i)	1,697,260	1,700,462
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (i)	1,973,568	1,973,546
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (i)	2,610,116	2,604,620
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	963,900	1,003,394

		100,070,728

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 0.948%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	729,678	712,820

Total Asset-Backed Securities (Cost $148,805,938)		148,590,561

Mortgage-Backed Securities—4.9%

Collateralized Mortgage Obligations—2.6%
ACRE TL 6.400%, 12/15/20 (g) (h)	3,800,000	3,762,000
Banc of America Funding Trust 3.919%, 05/20/34 (a)	273,585	275,538
Bear Stearns ALT-A Trust 0.788%, 1M LIBOR + 0.640%, 07/25/34 (a)	168,704	169,313
Global Mortgage Securitization, Ltd. 0.468%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	246,638	231,402
HarborView Mortgage Loan Trust 3.993%, 05/19/34 (a)	520,751	530,925
Headlands Residential LLC
3.875%, 08/25/24 (144A) (i)	4,450,000	4,555,198
3.875%, 11/25/24 (144A) (i)	3,600,000	3,688,714
3.967%, 06/25/24 (144A) (i)	3,100,000	3,118,285
Impac CMB Trust 0.888%, 1M LIBOR + 0.740%, 11/25/34 (a)	1,553,783	1,534,971
JPMorgan Mortgage Trust 3.076%, 08/25/34 (a)	75,742	77,249

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 5.500%, 12/25/33	240,260	247,080
Merrill Lynch Mortgage Investors Trust
0.608%, 1M LIBOR + 0.460%, 04/25/29 (a)	246,888	237,557
0.648%, 1M LIBOR + 0.500%, 05/25/29 (a)	724,126	703,533
0.768%, 1M LIBOR + 0.620%, 10/25/28 (a)	288,638	284,739
0.788%, 1M LIBOR + 0.640%, 10/25/28 (a)	508,292	499,260
1.257%, 6M LIBOR + 0.680%, 01/25/29 (a)	416,422	416,115
RCO V Mortgage LLC 3.105%, 09/25/25 (144A) (i)	3,100,000	3,100,221
Seasoned Credit Risk Transfer Trust
3.500%, 07/25/58	4,559,357	5,140,871
3.500%, 10/25/58	1,350,000	1,616,884
Sequoia Mortgage Trust
0.756%, 1M LIBOR + 0.600%, 12/20/34 (a)	809,494	794,321
0.796%, 1M LIBOR + 0.640%, 01/20/34 (a)	429,671	422,850
0.816%, 1M LIBOR + 0.660%, 07/20/33 (a)	481,807	472,511
0.836%, 1M LIBOR + 0.680%, 10/20/34 (a)	792,342	762,288
0.916%, 1M LIBOR + 0.760%, 04/20/33 (a)	412,461	406,196
Structured Asset Mortgage Investments Trust 1.056%, 1M LIBOR + 0.900%, 05/19/33 (a)	724,106	717,751
Structured Asset Mortgage Investments Trust II
0.856%, 1M LIBOR + 0.700%, 01/19/34 (a)	741,588	717,479
0.856%, 1M LIBOR + 0.700%, 03/19/34 (a)	732,831	711,104
Structured Asset Securities Corp. Mortgage Loan Trust 0.748%, 1M LIBOR + 0.600%, 10/25/27 (a)	38,212	38,135
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.347%, 11/25/33 (a)	311,569	309,311
Thornburg Mortgage Securities Trust
0.788%, 1M LIBOR + 0.640%, 09/25/43 (a)	358,887	354,047
3.349%, 12/25/44 (a)	421,570	413,828
3.579%, 04/25/45 (a)	887,864	849,703
Toorak Mortgage Corp. 3.721%, 09/25/22 (i)	2,107,000	2,146,781

		39,306,160

Commercial Mortgage-Backed Securities—2.3%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,290,304
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	227,621
3.430%, 11/05/36 (144A)	2,950,000	2,857,480
BXMT, Ltd.
2.101%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,178,550
2.851%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,843,747
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,737,070
Commercial Mortgage Trust
0.247%, 07/10/45 (144A) (a) (c)	119,969,349	715,317
2.896%, 02/10/37 (144A)	3,050,000	3,055,699
3.942%, 04/10/33 (144A) (a)	1,450,000	1,617,675
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	760,259

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	$3,129,907
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	858,927
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,989,623
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	521,080
RR Trust Zero Coupon, 04/26/48 (144A) † (b)	8,830,000	7,429,913
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,444,378
WF-RBS Commercial Mortgage Trust 4.398%, 03/15/45 (144A) (a)	300,000	267,062

		34,924,612

Total Mortgage-Backed Securities (Cost $71,897,385)		74,230,772

Foreign Government—0.6%

Sovereign—0.6%
Colombia Government International Bonds
4.000%, 02/26/24	923,000	984,149
5.000%, 06/15/45	749,000	872,585
5.625%, 02/26/44	200,000	247,800
7.375%, 09/18/37	200,000	281,250
Israel Government AID Bond Zero Coupon, 08/15/25	2,500,000	2,416,011
Mexico Government International Bonds
3.600%, 01/30/25	537,000	577,629
4.125%, 01/21/26 (e)	189,000	210,026
4.350%, 01/15/47	228,000	235,526
4.600%, 01/23/46	959,000	1,027,827
4.600%, 02/10/48	200,000	212,302
5.750%, 10/12/10	500,000	576,505
Panama Government International Bond 4.500%, 04/16/50	350,000	437,938
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	410,412

Total Foreign Government (Cost $7,810,688)		8,489,960

Short-Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $64,665,837; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/27, with a market value of $65,959,154.	64,665,837	64,665,837

Total Short-Term Investments (Cost $64,665,837)		64,665,837

Securities Lending Reinvestments (k)—3.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.3%
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (a)	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	1,998,774	1,999,460
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (a)	1,000,000	1,000,630
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (a)	1,000,000	1,000,996

		5,001,086

Repurchase Agreements—1.0%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,400,012; collateralized by various Common Stock with an aggregate market value of $2,667,056.	2,400,000	2,400,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,100,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $408,000.	400,000	400,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,824,305; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,860,788.	1,824,302	1,824,302
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $6,500,038; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $7,206,356.	6,500,000	6,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,200,006; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,700,081; collateralized by various Common Stock with an aggregate market value of $1,889,193.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,273.	200,000	200,000

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $600,004; collateralized by various Common Stock with an aggregate market value of $666,923.	600,000	$600,000

		15,924,302

Mutual Funds—1.8%
AB Government Money Market Portfolio, Institutional Class 0.050% (l)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (l)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (l)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (l)	2,800,000	2,800,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (l)	10,000,000	10,000,000
U.S. Government Money Market Fund, Institutional Share 0.010% (l)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (l)	3,000,000	3,000,000

		27,800,000

Total Securities Lending Reinvestments (Cost $48,723,636)		48,725,388

Total Investments—105.9% (Cost $1,510,506,577)		1,613,241,013
Other assets and liabilities (net)—(5.9)%		(90,260,857)

Net Assets—100.0%		$1,522,980,156

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $16,235,244, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $51,189,661 and the collateral received consisted of cash in the amount of $48,723,076 and non-cash collateral with a value of $3,555,646. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 1.2% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(l)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $279,528,078, which is 18.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	$1,078,519	$1,078,519	$17,041
Fort Credit LLC, 2.982%, 11/16/35	11/28/18	5,900,000	5,900,000	5,436,897
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	1,244,537	1,243,138	1,255,228
LV Tower 52 Issuer LLC, 7.750%, 07/15/19	08/03/15	649,659	649,225	655,239
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	7,429,913
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	1,454,987	1,450,414	1,440,926

				$16,235,244

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$771,695,317	$—	$771,695,317
Total Corporate Bonds & Notes*	—	496,843,178	—	496,843,178
Asset-Backed Securities
Asset-Backed - Automobile	—	45,085,057	—	45,085,057
Asset-Backed - Credit Card	—	2,721,956	—	2,721,956
Asset-Backed - Other	—	85,599,793	14,470,935	100,070,728
Asset-Backed - Student Loan	—	712,820	—	712,820
Total Asset-Backed Securities	—	134,119,626	14,470,935	148,590,561
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	35,544,160	3,762,000	39,306,160
Commercial Mortgage-Backed Securities	—	34,924,612	—	34,924,612
Total Mortgage-Backed Securities	—	70,468,772	3,762,000	74,230,772
Total Foreign Government*	—	8,489,960	—	8,489,960
Total Short-Term Investment*	—	64,665,837	—	64,665,837
Securities Lending Reinvestments
Certificates of Deposit	—	5,001,086	—	5,001,086
Repurchase Agreements	—	15,924,302	—	15,924,302
Mutual Funds	27,800,000	—	—	27,800,000
Total Securities Lending Reinvestments	27,800,000	20,925,388	—	48,725,388
Total Investments	$27,800,000	$1,567,208,078	$18,232,935	$1,613,241,013

Collateral for Securities Loaned (Liability)	$—	$(48,723,076)	$—	$(48,723,076)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 3 in the amount of $9,777,870 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2019	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfer In	Balance as of September 30, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2020
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$—	$—	$(38,000)	$—	$—	$3,800,000	$3,762,000	$(38,000)
Asset-Backed Securities
Asset-Backed - Other	5,708,773	9,314	58,406	3,824,089	(1,107,517)	5,977,870	14,470,935	58,406

	$5,708,773	$9,314	$20,406	$3,824,089	$(1,107,517)	$9,777,870	$18,232,935	$20,406

	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Asset-Backed Securities
Asset-Backed - Other	$11,009,979	Market Transaction Method	Last Broker Indicated Price	$99.78	$100.86	$100.32	Increase
	3,443,915	Market Transaction Method	Precedent Transaction	$98.05	$98.05	$98.05	Increase
	17,041	Liquidation Value	Residual Litigation Payments Due	$1.58	$1.58	$1.58	Increase
Mortgage-Backed Securities
Collateralized Mortgage Obligations	3,762,000	Comparative Security Analysis	Issuance Price	$91.90	$100.00	$99.00	Increase

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—35.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE (a)	14,746	$1,070,335
Austal, Ltd.	99,964	237,338
General Dynamics Corp.	4,271	591,235
Northrop Grumman Corp.	1,249	394,047
Raytheon Technologies Corp.	17,106	984,279
Safran S.A. (a)	10,813	1,064,040
Thales S.A.	3,881	290,604
Ultra Electronics Holdings plc	19,851	534,779

		5,166,657

Air Freight & Logistics—0.2%
bpost S.A. (a)	29,043	255,333
Deutsche Post AG	57,999	2,644,820
PostNL NV (a)	240,238	730,769
Yamato Holdings Co., Ltd.	5,300	139,511

		3,770,433

Airlines—0.1%
Delta Air Lines, Inc. (b)	3,300	100,914
Japan Airlines Co., Ltd. (a)	21,200	397,976
Qantas Airways, Ltd. (a)	135,508	394,815
Ryanair Holdings plc (ADR) (a)	3,233	264,330
Southwest Airlines Co.	10,614	398,025

		1,556,060

Auto Components—0.1%
Bridgestone Corp.	8,700	274,804
Denso Corp.	13,900	608,856
Magna International, Inc.	3,135	143,426
Sumitomo Electric Industries, Ltd.	29,100	326,992
TS Tech Co., Ltd.	14,100	398,702
Xinyi Glass Holdings, Ltd.	434,000	878,093

		2,630,873

Automobiles—0.6%
Daimler AG	5,362	289,121
General Motors Co.	6,067	179,523
Honda Motor Co., Ltd.	28,100	662,992
Peugeot S.A. (a)	88,060	1,587,751
Suzuki Motor Corp.	12,700	543,960
Tesla, Inc. (a)	5,478	2,350,117
Thor Industries, Inc. (b)	3,472	330,743
Toyota Motor Corp.	83,600	5,529,267

		11,473,474

Banks—2.6%
Australia & New Zealand Banking Group, Ltd.	55,281	684,394
Banco Santander Chile (ADR)	27,790	385,169
Banco Santander S.A. (a)	202,243	376,770
Bank Central Asia Tbk PT	628,900	1,147,726
Bank of America Corp.	100,408	2,418,829
Bank Rakyat Indonesia Persero Tbk PT	5,910,500	1,212,482
BAWAG Group AG (a)	6,828	246,094
BNP Paribas S.A. (a)	46,452	1,682,771
BOC Hong Kong Holdings, Ltd.	504,000	1,336,987

Banks—(Continued)
Capitec Bank Holdings, Ltd.	14,203	879,122
Citigroup, Inc.	31,666	1,365,121
Citizens Financial Group, Inc.	28,024	708,447
Commonwealth Bank of Australia	7,537	344,475
Credicorp, Ltd.	6,460	800,975
DBS Group Holdings, Ltd.	199,900	2,940,195
DNB ASA (a)	77,758	1,073,970
Erste Group Bank AG (a)	32,946	689,009
Fifth Third Bancorp	12,868	274,346
FinecoBank Banca Fineco S.p.A. (a)	73,092	1,005,728
First Republic Bank	5,269	574,637
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	181,800	628,076
HDFC Bank, Ltd. (ADR) (a) (b)	99,822	4,987,107
HSBC Holdings plc	164,869	640,503
ING Groep NV (a)	168,146	1,190,618
Itau Unibanco Holding S.A. (ADR)	232,555	925,569
KBC Group NV	11,721	586,906
KeyCorp	25,833	308,188
Kotak Mahindra Bank, Ltd. (a)	84,498	1,452,663
Lloyds Banking Group plc (a)	2,329,886	790,656
M&T Bank Corp.	5,633	518,743
Mitsubishi UFJ Financial Group, Inc.	625,600	2,482,645
National Australia Bank, Ltd.	10,118	129,099
Norwegian Finans Holding ASA (a)	64,176	465,166
Oversea-Chinese Banking Corp., Ltd.	45,100	280,194
PNC Financial Services Group, Inc. (The)	10,215	1,122,731
Public Bank Bhd	102,400	387,057
Regions Financial Corp.	19,908	229,539
Sberbank of Russia PJSC (ADR) (a) (b)	90,422	1,055,225
Seven Bank, Ltd. (b)	145,500	352,783
Shinsei Bank, Ltd.	57,600	713,694
Skandinaviska Enskilda Banken AB - Class A (a)	104,312	923,358
Standard Chartered plc (a)	161,156	738,832
Sumitomo Mitsui Financial Group, Inc.	92,900	2,585,049
Sumitomo Mitsui Trust Holdings, Inc.	33,400	888,759
Svenska Handelsbanken AB - A Shares (a)	127,479	1,070,650
Truist Financial Corp.	22,307	848,781
U.S. Bancorp	19,694	706,030
UniCredit S.p.A. (a)	10,127	83,514
United Overseas Bank, Ltd.	90,400	1,269,050
Wells Fargo & Co.	58,558	1,376,699
Westpac Banking Corp.	68,122	821,963

		50,707,094

Beverages—0.5%
Ambev S.A. (ADR) (b)	297,865	673,175
Asahi Group Holdings, Ltd.	12,700	442,335
Budweiser Brewing Co. APAC, Ltd.	580,200	1,694,881
Carlsberg A/S - Class B	5,669	763,332
Coca-Cola Co. (The)	13,620	672,419
Constellation Brands, Inc. - Class A	2,630	498,411
Diageo plc	64,946	2,224,933
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	11,175	627,923
Heineken NV	4,452	395,633
Keurig Dr Pepper, Inc.	9,581	264,436
Kweichow Moutai Co., Ltd. - Class A	8,456	2,078,761

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Pernod-Ricard S.A.	1,488	$237,470

		10,573,709

Biotechnology—0.5%
AbbVie, Inc.	20,553	1,800,237
Alexion Pharmaceuticals, Inc. (a)	3,007	344,091
Alnylam Pharmaceuticals, Inc. (a) (b)	1,822	265,283
Amgen, Inc.	7,194	1,828,427
Biogen, Inc. (a)	943	267,510
CSL, Ltd.	12,655	2,607,460
Exact Sciences Corp. (a)	4,777	487,015
Exelixis, Inc. (a)	15,068	368,413
Regeneron Pharmaceuticals, Inc. (a)	1,617	905,164
Vertex Pharmaceuticals, Inc. (a)	1,577	429,133

		9,302,733

Building Products—0.3%
Carrier Global Corp.	8,632	263,621
Cie de Saint-Gobain (a)	23,912	1,003,964
Daikin Industries, Ltd.	7,500	1,382,930
Fortune Brands Home & Security, Inc. (b)	6,835	591,364
Kingspan Group plc (a)	2,835	257,852
Masco Corp.	5,952	328,134
Trane Technologies plc	9,555	1,158,544
Uponor Oyj	7,408	129,819

		5,116,228

Capital Markets—1.1%
3i Group plc	190,630	2,447,031
B3 S.A. - Brasil Bolsa Balcao	110,448	1,081,883
BlackRock, Inc.	1,885	1,062,292
Blackstone Group, Inc. (The) - Class A	6,368	332,410
Charles Schwab Corp. (The)	30,971	1,122,079
CMC Markets plc	34,666	138,635
Credit Suisse Group AG	59,806	598,584
Deutsche Boerse AG	2,411	423,418
DWS Group GmbH & Co. KGaA (a)	15,067	519,190
Euronext NV	14,896	1,861,979
Goldman Sachs Group, Inc. (The)	1,139	228,905
Hong Kong Exchanges and Clearing, Ltd.	58,700	2,759,157
Intercontinental Exchange, Inc.	2,371	237,219
Invesco, Ltd. (b)	15,991	182,457
IOOF Holdings, Ltd.	47,607	105,451
Julius Baer Group, Ltd.	18,518	789,446
London Stock Exchange Group plc	4,898	560,335
Macquarie Group, Ltd.	1,648	141,559
MarketAxess Holdings, Inc.	263	126,658
Morgan Stanley	25,097	1,213,440
MSCI, Inc.	378	134,863
Natixis S.A. (a)	12,878	28,943
Nomura Holdings, Inc.	236,200	1,077,483
Northern Trust Corp.	5,232	407,939
S&P Global, Inc.	3,213	1,158,608
State Street Corp.	3,767	223,496
Swissquote Group Holding S.A.	6,284	510,376

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	4,096	525,189
TP ICAP plc	36,961	108,766
UBS Group AG	111,316	1,242,695

		21,350,486

Chemicals—0.4%
Air Liquide S.A.	11,022	1,749,007
Air Products & Chemicals, Inc.	753	224,288
Akzo Nobel NV	14,311	1,449,345
Asahi Kasei Corp.	46,000	401,552
BASF SE	5,635	343,139
Celanese Corp.	1,944	208,883
Chr Hansen Holding A/S	1,956	217,390
Daicel Corp.	40,000	288,276
Dow, Inc.	4,611	216,947
DuPont de Nemours, Inc.	3,620	200,838
Eastman Chemical Co.	5,142	401,693
Givaudan S.A.	64	275,842
Linde plc	1,315	313,141
LyondellBasell Industries NV - Class A	1,740	122,653
Shin-Etsu Chemical Co., Ltd.	7,800	1,018,071
Teijin, Ltd.	18,900	293,041
Tokuyama Corp.	26,000	626,327

		8,350,433

Commercial Services & Supplies—0.1%
Cintas Corp.	366	121,816
Copart, Inc. (a)	3,814	401,080
SPIE S.A. (a)	39,558	708,076
Waste Connections, Inc.	4,332	449,662

		1,680,634

Communications Equipment—0.1%
Cisco Systems, Inc.	17,578	692,397
CommScope Holding Co., Inc. (a)	33,322	299,898
Motorola Solutions, Inc.	338	53,002
Nokia Oyj (a)	83,764	328,321
VTech Holdings, Ltd.	63,800	397,847

		1,771,465

Construction & Engineering—0.2%
Balfour Beatty plc	170,572	490,078
Kandenko Co., Ltd.	13,300	108,685
Kinden Corp.	27,300	481,176
Kyudenko Corp.	10,200	294,415
Nippo Corp.	11,400	314,657
Obayashi Corp.	84,000	761,297
Vinci S.A.	14,609	1,218,549

		3,668,857

Construction Materials—0.3%
CRH plc	21,362	771,406
CSR, Ltd.	247,049	757,517
LafargeHolcim, Ltd. (a)	34,839	1,588,083
Martin Marietta Materials, Inc.	3,114	732,911

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—(Continued)
Siam Cement PCL (The)	59,100	$600,559
Wienerberger AG (a)	28,963	761,894

		5,212,370

Consumer Finance—0.1%
American Express Co.	4,940	495,235
Capital One Financial Corp.	18,901	1,358,226

		1,853,461

Containers & Packaging—0.1%
Avery Dennison Corp.	1,714	219,118
Ball Corp.	5,189	431,310
Crown Holdings, Inc. (a)	2,505	192,534
Graphic Packaging Holding Co.	28,233	397,803
Packaging Corp. of America	5,448	594,104
Rengo Co., Ltd.	61,000	460,558
WestRock Co.	15,025	521,969

		2,817,396

Distributors—0.1%
D’ieteren S.A.	9,534	592,589
Inchcape plc (a)	87,647	496,176

		1,088,765

Diversified Consumer Services—0.0%
H&R Block, Inc.	1,365	22,236

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a)	14,442	3,075,279
M&G plc	151,783	310,651
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,200	528,187
ORIX Corp.	123,700	1,539,993
Voya Financial, Inc. (b)	1,280	61,350

		5,515,460

Diversified Telecommunication Services—0.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	495,776	576,601
Deutsche Telekom AG	92,076	1,542,478
Internet Initiative Japan, Inc.	10,800	486,306
Koninklijke KPN NV	295,094	693,876
Nippon Telegraph & Telephone Corp.	104,400	2,135,925
Orange S.A.	68,157	709,210
Spark New Zealand, Ltd.	159,633	497,846
Telefonica S.A.	50,765	174,116
Telenor ASA	70,319	1,178,196
Verizon Communications, Inc.	38,063	2,264,368

		10,258,922

Electric Utilities—0.7%
American Electric Power Co., Inc.	9,053	739,902
CLP Holdings, Ltd.	25,000	233,032
Duke Energy Corp.	3,434	304,115
Edison International	5,211	264,927
Endesa S.A.	69,719	1,864,618

Electric Utilities—(Continued)
Enel S.p.A.	296,478	2,574,363
Entergy Corp.	8,141	802,133
FirstEnergy Corp.	1,968	56,501
Fjordkraft Holding ASA	26,897	260,953
Iberdrola S.A.	203,220	2,501,198
NextEra Energy, Inc.	6,600	1,831,896
Okinawa Electric Power Co., Inc. (The)	5,985	93,935
Orsted A/S	9,388	1,294,932
Xcel Energy, Inc.	14,171	977,941

		13,800,446

Electrical Equipment—0.6%
AMETEK, Inc.	3,831	380,801
Eaton Corp. plc	6,819	695,743
Emerson Electric Co.	3,654	239,593
Generac Holdings, Inc. (a)	4,170	807,479
Mabuchi Motor Co., Ltd.	11,200	433,680
Nidec Corp.	3,500	325,504
Prysmian S.p.A.	14,650	425,981
Schneider Electric SE	38,790	4,814,420
Siemens Energy AG (a)	15,641	421,767
Signify NV (a)	39,906	1,476,803
WEG S.A.	77,220	903,391

		10,925,162

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	3,064	331,739
Arrow Electronics, Inc. (a)	4,247	334,069
Delta Electronics, Inc.	228,867	1,500,787
Hitachi, Ltd.	66,000	2,230,120
Keyence Corp.	5,100	2,376,818
Keysight Technologies, Inc. (a)	4,996	493,505
Largan Precision Co., Ltd.	7,000	817,862
Murata Manufacturing Co., Ltd.	12,400	800,071
Shimadzu Corp.	19,600	597,933
Softwareone Holding AG	18,300	511,581
TE Connectivity, Ltd.	1,753	171,338
Zebra Technologies Corp. - Class A (a)	1,636	413,025

		10,578,848

Entertainment—0.7%
Capcom Co., Ltd.	16,700	933,945
Electronic Arts, Inc. (a)	1,125	146,711
GungHo Online Entertainment, Inc.	18,400	398,129
Konami Holdings Corp.	7,900	340,075
NetEase, Inc. (ADR)	2,353	1,069,838
Netflix, Inc. (a)	3,745	1,872,612
Nexon Co., Ltd.	41,200	1,023,195
Nintendo Co., Ltd.	4,900	2,785,554
Sea, Ltd. (ADR) (a)	21,618	3,330,037
Spotify Technology S.A. (a)	1,442	349,786
Square Enix Holdings Co., Ltd.	11,600	771,240
Take-Two Interactive Software, Inc. (a)	2,507	414,207

		13,435,329

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—0.4%
American Homes 4 Rent - Class A (b)	13,908	$396,100
Boston Properties, Inc.	1,631	130,969
Brixmor Property Group, Inc.	23,048	269,431
Camden Property Trust (b)	2,468	219,603
Dexus	82,219	524,713
EastGroup Properties, Inc.	1,778	229,949
Equinix, Inc.	692	526,010
Equity LifeStyle Properties, Inc.	1,433	87,843
Federal Realty Investment Trust	3,501	257,113
Goodman Group	95,760	1,232,436
Kimco Realty Corp.	25,737	289,799
Mid-America Apartment Communities, Inc.	5,702	661,147
Outfront Media, Inc.	10,414	151,524
Prologis, Inc.	5,676	571,119
Public Storage	2,843	633,193
Rayonier, Inc.	15,513	410,164
Realty Income Corp. (b)	735	44,651
Sun Communities, Inc.	470	66,087
UDR, Inc. (b)	1,021	33,295
Ventas, Inc.	2,708	113,628
Weyerhaeuser Co.	13,880	395,857

		7,244,631

Food & Staples Retailing—0.7%
Bid Corp., Ltd.	68,864	1,061,071
Coles Group, Ltd. (144A)	71,447	871,378
Costco Wholesale Corp.	1,214	430,970
Jeronimo Martins SGPS S.A.	69,495	1,116,523
Koninklijke Ahold Delhaize NV	90,893	2,690,035
Kroger Co. (The)	4,856	164,667
President Chain Store Corp.	149,000	1,354,453
Raia Drogasil S.A.	148,025	617,309
Seven & i Holdings Co., Ltd.	18,200	562,617
Sugi Holdings Co., Ltd.	10,200	721,166
Sysco Corp.	4,222	262,693
Tesco plc	380,194	1,042,334
Valor Holdings Co., Ltd.	10,600	292,671
Wal-Mart de Mexico S.A.B. de C.V.	418,308	1,000,958
Walgreens Boots Alliance, Inc.	10,426	374,502
Woolworths Group, Ltd.	10,829	282,561

		12,845,908

Food Products—0.8%
Conagra Brands, Inc.	1,679	59,957
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	41,845	1,000,454
Kerry Group plc - Class A	2,653	340,574
Mondelez International, Inc. - Class A	11,862	681,472
Nestle S.A.	98,392	11,673,138
Nichirei Corp.	9,100	241,167
Post Holdings, Inc. (a)	5,753	494,758
Tate & Lyle plc	56,348	483,265
WH Group, Ltd.	836,000	680,442

		15,655,227

Gas Utilities—0.1%
Osaka Gas Co., Ltd.	9,400	183,139
Snam S.p.A.	155,856	801,380
Tokyo Gas Co., Ltd.	10,500	239,888

		1,224,407

Health Care Equipment & Supplies—0.5%
ABIOMED, Inc. (a)	155	42,944
Ansell, Ltd.	56,335	1,506,255
Baxter International, Inc.	5,775	464,426
Becton Dickinson & Co.	1,301	302,717
Boston Scientific Corp. (a)	8,577	327,727
DexCom, Inc. (a)	1,545	636,895
Edwards Lifesciences Corp. (a)	1,271	101,451
Getinge AB - B Shares	42,774	930,311
GVS S.p.A. (a)	33,371	449,373
Hoya Corp.	12,900	1,454,083
Insulet Corp. (a) (b)	1,136	268,766
Intuitive Surgical, Inc. (a)	1,181	837,967
Koninklijke Philips NV (a)	6,572	309,608
Medtronic plc	13,269	1,378,915
Zimmer Biomet Holdings, Inc.	4,383	596,702

		9,608,140

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.	4,182	405,320
Anthem, Inc.	1,214	326,068
Centene Corp. (a)	1,123	65,505
Cigna Corp.	4,015	680,181
DaVita, Inc. (a)	35	2,998
Fresenius Medical Care AG & Co. KGaA	9,734	821,918
Galenica AG	9,311	648,974
HCA Healthcare, Inc.	1,783	222,304
McKesson Corp.	5,932	883,453
Medipal Holdings Corp.	17,900	358,426
Ship Healthcare Holdings, Inc.	4,400	215,322
UnitedHealth Group, Inc.	10,633	3,315,050

		7,945,519

Health Care Technology—0.0%
GoodRx Holdings, Inc. - Class A (a) (b)	1,821	101,248
Teladoc Health, Inc. (a) (b)	1,441	315,925

		417,173

Hotels, Restaurants & Leisure—0.3%
Accor S.A. (a)	13,926	389,504
Betsson AB (a)	73,042	561,008
Hilton Worldwide Holdings, Inc.	2,635	224,818
Huazhu Group, Ltd. (ADR) (b)	15,268	660,188
InterContinental Hotels Group plc (a)	18,658	979,564
Las Vegas Sands Corp.	14,747	688,095
Sands China, Ltd.	250,400	974,380
Whitbread plc (a)	8,682	236,805
Yum China Holdings, Inc.	25,951	1,374,106
Yum! Brands, Inc.	3,560	325,028

		6,413,496

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.6%
Barratt Developments plc	40,684	$248,756
Berkeley Group Holdings plc	19,834	1,079,049
Garmin, Ltd.	5,527	524,291
Iida Group Holdings Co., Ltd.	36,000	727,860
Lennar Corp. - Class A	5,172	422,449
Midea Group Co., Ltd. - Class A	145,500	1,555,663
Mohawk Industries, Inc. (a)	2,932	286,134
Newell Brands, Inc. (b)	19,472	334,140
Panasonic Corp.	25,500	216,006
Persimmon plc	19,898	631,989
Sekisui House, Ltd.	56,800	1,004,551
Sony Corp.	51,600	3,946,621
Taylor Wimpey plc	524,378	729,674

		11,707,183

Household Products—0.2%
Energizer Holdings, Inc. (b)	11,060	432,888
Kimberly-Clark Corp.	3,375	498,352
Procter & Gamble Co. (The)	17,621	2,449,143
Reckitt Benckiser Group plc	10,244	998,720
Unilever Indonesia Tbk PT	733,000	399,877

		4,778,980

Independent Power and Renewable Electricity Producers—0.1%
Electric Power Development Co., Ltd.	26,900	415,111
Encavis AG	31,572	619,408
Scatec Solar ASA	32,885	760,354

		1,794,873

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	41,444	341,136
Carlisle Cos., Inc.	2,593	317,305
CK Hutchison Holdings, Ltd.	51,000	309,207
DCC plc	2,278	175,554
Honeywell International, Inc.	10,610	1,746,512
Jardine Matheson Holdings, Ltd.	14,800	587,416
KOC Holding A/S	102,185	193,891
Siemens AG	29,044	3,672,489

		7,343,510

Insurance—1.9%
Ageas SA	39,130	1,596,895
AIA Group, Ltd.	754,600	7,433,699
Alleghany Corp.	647	336,731
Allianz SE	23,234	4,456,713
Allstate Corp. (The)	5,306	499,507
American International Group, Inc.	11,930	328,433
Assicurazioni Generali S.p.A.	8,042	113,259
AXA S.A.	23,635	436,310
Beazley plc	102,866	406,540
Chubb, Ltd.	6,046	702,062
CNA Financial Corp. (b)	3,743	112,253
Fairfax Financial Holdings, Ltd.	1,103	323,488
Hartford Financial Services Group, Inc. (The)	13,414	494,440
HDFC Life Insurance Co., Ltd. (a)	168,200	1,275,079

Insurance—(Continued)
Legal & General Group plc	474,851	1,150,809
Loews Corp.	30,781	1,069,640
Marsh & McLennan Cos., Inc.	4,445	509,841
MS&AD Insurance Group Holdings, Inc.	25,700	696,088
Muenchener Rueckversicherungs-Gesellschaft AG	9,548	2,424,230
NN Group NV	17,409	653,913
Ping An Insurance Group Co. of China, Ltd. - Class H	403,000	4,157,442
Progressive Corp. (The)	12,856	1,217,078
Prudential plc	57,297	818,015
Sanlam, Ltd.	126,600	392,151
Swiss Re AG	10,844	802,629
T&D Holdings, Inc.	43,500	430,203
Tokio Marine Holdings, Inc.	27,200	1,191,147
Travelers Cos., Inc. (The)	7,772	840,853
Zurich Insurance Group AG	3,313	1,151,883

		36,021,331

Interactive Media & Services—1.0%
Alphabet, Inc. - Class A (a)	1,322	1,937,523
Alphabet, Inc. - Class C (a)	2,448	3,597,581
Facebook, Inc. - Class A (a)	11,258	2,948,470
Mixi, Inc.	14,400	392,611
NAVER Corp.	7,560	1,914,124
Tencent Holdings, Ltd.	134,100	8,930,171

		19,720,480

Internet & Direct Marketing Retail—1.4%
Alibaba Group Holding, Ltd. (ADR) (a)	27,504	8,085,626
Amazon.com, Inc. (a)	3,035	9,556,395
Booking Holdings, Inc. (a)	808	1,382,229
JD.com, Inc. (ADR) (a)	36,665	2,845,571
MercadoLibre, Inc. (a)	3,860	4,178,373
Prosus NV (a)	5,775	532,559

		26,580,753

IT Services—1.6%
Accenture plc - Class A	3,624	818,988
Atos SE (a)	19,117	1,539,947
Automatic Data Processing, Inc.	1,759	245,363
Booz Allen Hamilton Holding Corp.	8,261	685,498
Capgemini SE	16,743	2,144,371
Computacenter plc	20,639	630,899
EPAM Systems, Inc. (a)	4,967	1,605,732
FleetCor Technologies, Inc. (a)	300	71,430
Fujitsu, Ltd.	10,000	1,369,304
Global Payments, Inc.	3,971	705,170
Infosys, Ltd. (ADR) (b)	251,350	3,471,143
International Business Machines Corp.	4,603	560,047
Leidos Holdings, Inc.	4,005	357,046
MasterCard, Inc. - Class A	9,619	3,252,857
MongoDB, Inc. (a) (b)	1,462	338,468
NEC Corp.	9,500	556,092
Nihon Unisys, Ltd. (b)	21,400	672,017
Nomura Research Institute, Ltd.	21,700	637,765
Otsuka Corp.	30,600	1,565,976

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
PayPal Holdings, Inc. (a)	12,846	$2,531,047
Snowflake, Inc. - Class A (a)	700	175,700
Sopra Steria Group (a)	4,589	727,185
Tata Consultancy Services, Ltd.	110,012	3,717,283
TIS, Inc.	40,400	858,656
Visa, Inc. - A Shares (b)	4,789	957,656

		30,195,640

Life Sciences Tools & Services—0.2%
Illumina, Inc. (a)	789	243,864
Lonza Group AG	2,822	1,741,965
Mettler-Toledo International, Inc. (a)	593	572,690
Thermo Fisher Scientific, Inc.	4,243	1,873,369
Waters Corp. (a)	240	46,963

		4,478,851

Machinery—0.7%
Alstom S.A. (a)	18,087	900,508
Andritz AG	16,032	493,899
Atlas Copco AB - A Shares	10,524	500,871
Cummins, Inc.	1,940	409,650
Deere & Co.	1,287	285,238
Dover Corp.	6,772	733,678
Illinois Tool Works, Inc.	1,601	309,329
Ingersoll Rand, Inc. (a)	8,961	319,012
ITT, Inc.	5,634	332,688
Kubota Corp.	38,600	690,509
Middleby Corp. (The) (a) (b)	3,019	270,835
Nabtesco Corp.	9,600	349,783
Nordson Corp.	1,537	294,827
Otis Worldwide Corp.	2,786	173,902
Parker-Hannifin Corp.	2,322	469,833
SKF AB - B Shares	111,938	2,306,701
SMC Corp.	1,500	834,836
Snap-on, Inc. (b)	1,005	147,866
Stanley Black & Decker, Inc.	7,524	1,220,393
Techtronic Industries Co., Ltd.	141,500	1,860,676
Valmet Oyj	21,432	530,622
Volvo AB - B Shares (a)	50,160	963,403

		14,399,059

Media—0.3%
Altice USA, Inc. - Class A (a)	3,635	94,510
Charter Communications, Inc. - Class A (a)	2,493	1,556,480
Comcast Corp. - Class A	21,144	978,121
Discovery, Inc. - Class A (a) (b)	7,491	163,079
Discovery, Inc. - Class C (a)	26,704	523,398
DISH Network Corp. - Class A (a)	11,904	345,573
ITV plc	63,369	54,983
Liberty Media Corp-Liberty SiriusXM - Class C (a)	6,065	200,630
New York Times Co. (The) - Class A (b)	7,920	338,897
Nexstar Media Group, Inc. - Class A (b)	4,836	434,902
ViacomCBS, Inc. - Class B (b)	12,527	350,881

		5,041,454

Metals & Mining—0.9%
Anglo American plc	89,156	2,152,993
ArcelorMittal S.A. (a)	22,434	299,179
BHP Group, Ltd.	193,474	4,978,627
Fortescue Metals Group, Ltd.	84,055	983,934
IGO, Ltd.	185,942	560,079
Newmont Corp.	2,748	174,361
Polymetal International plc	36,501	793,929
Rio Tinto plc	58,431	3,525,615
Rio Tinto, Ltd.	24,315	1,646,215
Silver Lake Resources, Ltd. (a)	492,914	821,747
Sumitomo Metal Mining Co., Ltd.	23,100	715,084

		16,651,763

Multi-Utilities—0.2%
AGL Energy, Ltd.	44,408	433,993
Ameren Corp.	2,012	159,109
CMS Energy Corp.	3,888	238,762
DTE Energy Co.	2,045	235,257
Public Service Enterprise Group, Inc.	6,113	335,665
RWE AG	69,159	2,592,861
Sempra Energy	1,034	122,384

		4,118,031

Multiline Retail—0.3%
B&M European Value Retail S.A.	119,703	761,651
Dollar Tree, Inc. (a)	2,431	222,048
Kohl’s Corp.	9,314	172,589
Lojas Renner S.A.	137,143	968,272
Marui Group Co., Ltd.	24,700	473,820
Next plc	13,062	1,001,045
Nordstrom, Inc. (b)	10,987	130,965
Target Corp.	3,884	611,419
Wesfarmers, Ltd.	35,072	1,118,222

		5,460,031

Oil, Gas & Consumable Fuels—0.7%
BP plc	511,241	1,484,339
Cabot Oil & Gas Corp.	14,265	247,640
Cheniere Energy, Inc. (a) (b)	2,097	97,028
Chevron Corp.	12,234	880,848
ConocoPhillips	19,497	640,282
Diamondback Energy, Inc. (b)	5,686	171,262
ENEOS Holdings, Inc.	180,000	642,770
EOG Resources, Inc.	8,078	290,323
EQT Corp.	18,191	235,210
Equitrans Midstream Corp.	32,934	278,622
Exxon Mobil Corp.	4,076	139,929
Iwatani Corp. (b)	13,500	505,837
Kinder Morgan, Inc.	46,362	571,643
Lundin Energy AB	27,461	543,914
Marathon Petroleum Corp.	14,254	418,212
Neste Oyj	11,105	583,943
Phillips 66	12,779	662,463
Pioneer Natural Resources Co.	3,757	323,064
Royal Dutch Shell plc - A Shares	55,151	682,615

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - B Shares	83,014	$1,004,221
TOTAL SE	53,125	1,823,943
Whiting Petroleum Corp. (a)	6,226	107,648
Williams Cos., Inc. (The)	24,146	474,469

		12,810,225

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	16,888	514,004

Personal Products—0.5%
Coty, Inc. - Class A	30,579	82,563
Estee Lauder Cos., Inc. (The) - Class A	3,822	834,152
Kao Corp.	17,600	1,320,706
L’Oreal S.A.	4,629	1,506,286
LG Household & Health Care, Ltd.	987	1,225,326
Shiseido Co., Ltd.	10,400	596,757
Unilever NV	40,625	2,452,541
Unilever plc	38,100	2,347,642

		10,365,973

Pharmaceuticals—2.7%
Astellas Pharma, Inc.	78,600	1,170,082
AstraZeneca plc	23,825	2,593,134
Bayer AG	22,930	1,433,140
Bristol-Myers Squibb Co.	32,573	1,963,826
Catalent, Inc. (a) (b)	5,704	488,605
Daiichi Sankyo Co., Ltd.	18,300	562,332
Eli Lilly and Co.	5,319	787,318
GlaxoSmithKline plc	162,497	3,043,874
Horizon Therapeutics plc (a)	5,019	389,876
Jazz Pharmaceuticals plc (a)	2,703	385,421
Johnson & Johnson	13,157	1,958,814
Kaken Pharmaceutical Co., Ltd.	3,100	142,345
Kyowa Kirin Co., Ltd.	21,400	607,846
Merck & Co., Inc.	20,242	1,679,074
Merck KGaA	2,148	313,657
Novartis AG	95,317	8,283,168
Novo Nordisk A/S - Class B	90,996	6,320,744
Ono Pharmaceutical Co., Ltd.	58,400	1,833,417
Otsuka Holdings Co., Ltd.	18,900	801,563
Pfizer, Inc.	26,965	989,616
Roche Holding AG	28,374	9,707,518
Royalty Pharma plc - Class A (b)	7,654	322,004
Sanofi	50,685	5,082,136
Shionogi & Co., Ltd.	18,300	979,069
Takeda Pharmaceutical Co., Ltd.	5,000	178,110

		52,016,689

Professional Services—0.4%
Adecco Group AG	33,238	1,756,462
DKSH Holding AG	7,032	490,212
FTI Consulting, Inc. (a)	4,383	464,466
IHS Markit, Ltd. (b)	5,207	408,802
Meitec Corp.	5,200	265,007
Randstad NV (a)	29,490	1,538,787

Professional Services—(Continued)
Recruit Holdings Co., Ltd.	8,900	353,129
RELX plc	58,075	1,285,486
Verisk Analytics, Inc.	565	104,700
Wolters Kluwer NV	7,143	609,840

		7,276,891

Real Estate Management & Development—0.3%
CBRE Group, Inc. - Class A (a)	9,859	463,077
CK Asset Holdings, Ltd.	64,000	312,261
Daiwa House Industry Co., Ltd.	11,000	282,628
Deutsche Wohnen SE	5,405	270,448
Mitsui Fudosan Co., Ltd.	61,300	1,067,709
Nomura Real Estate Holdings, Inc.	47,000	893,954
Open House Co., Ltd.	18,400	664,588
Savills plc (a)	8,885	89,406
Sumitomo Realty & Development Co., Ltd.	17,900	529,574
Tokyo Tatemono Co., Ltd.	57,700	706,195
Tokyu Fudosan Holdings Corp. (b)	145,200	625,114
Vonovia SE	11,104	763,050

		6,668,004

Road & Rail—0.2%
Central Japan Railway Co.	5,900	846,455
CSX Corp.	4,884	379,340
Lyft, Inc. - Class A (a)	8,283	228,197
Nippon Express Co., Ltd.	8,800	512,274
Norfolk Southern Corp.	3,623	775,286
Old Dominion Freight Line, Inc.	2,567	464,422
Tokyu Corp.	29,700	385,487
Union Pacific Corp.	696	137,021
West Japan Railway Co.	5,700	281,728

		4,010,210

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. (a)	18,427	1,510,830
Advantest Corp.	21,700	1,053,989
Analog Devices, Inc.	10,337	1,206,741
Applied Materials, Inc.	8,266	491,414
ASM International NV	6,764	969,549
ASML Holding NV	13,453	4,960,586
BE Semiconductor Industries NV	9,141	391,904
Dialog Semiconductor plc (a)	21,682	942,970
Enphase Energy, Inc. (a) (b)	6,099	503,716
Entegris, Inc.	6,875	511,087
Infineon Technologies AG	58,430	1,652,794
Intel Corp.	4,383	226,952
Lam Research Corp.	3,136	1,040,368
Microchip Technology, Inc. (b)	4,923	505,887
Micron Technology, Inc. (a)	5,610	263,446
NVIDIA Corp.	4,605	2,492,318
NXP Semiconductors NV	3,451	430,719
Qorvo, Inc. (a)	1,998	257,762
QUALCOMM, Inc.	10,804	1,271,415
Renesas Electronics Corp. (a)	30,900	226,321
SolarEdge Technologies, Inc. (a) (b)	2,331	555,594
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	134,420	10,897,429

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	12,154	$1,735,470
Tokyo Electron, Ltd.	8,500	2,224,701

		36,323,962

Software—1.2%
Avast plc (144A)	242,504	1,640,032
Cadence Design Systems, Inc. (a)	3,435	366,274
Crowdstrike Holdings, Inc. - Class A (a)	3,768	517,422
Fortinet, Inc. (a)	495	58,316
Intuit, Inc.	2,215	722,555
Microsoft Corp.	53,836	11,323,326
Salesforce.com, Inc. (a)	5,146	1,293,293
SAP SE	30,386	4,731,811
ServiceNow, Inc. (a)	1,222	592,670
Splunk, Inc. (a) (b)	2,952	555,360
Synopsys, Inc. (a)	2,344	501,569
Trade Desk, Inc. (The) - Class A (a) (b)	1,355	702,947
Workday, Inc. - Class A (a)	1,056	227,177
Zscaler, Inc. (a) (b)	2,831	398,293

		23,631,045

Specialty Retail—0.8%
AutoZone, Inc. (a)	969	1,141,133
Best Buy Co., Inc.	10,203	1,135,492
CarMax, Inc. (a) (b)	5,331	489,972
Dunelm Group plc	63,137	1,131,790
Fast Retailing Co., Ltd.	400	250,984
Hikari Tsushin, Inc.	1,300	309,792
Home Depot, Inc. (The)	9,618	2,671,015
Hornbach Holding AG & Co. KGaA	7,135	832,799
Industria de Diseno Textil S.A	44,653	1,241,474
JB Hi-Fi, Ltd.	20,859	704,395
K’s Holdings Corp.	23,900	322,682
Komeri Co., Ltd.	12,700	401,168
Lowe’s Cos., Inc.	6,053	1,003,951
Mr. Price Group, Ltd.	15,281	120,262
Murphy USA, Inc. (a)	2,776	356,077
National Vision Holdings, Inc. (a) (b)	5,687	217,471
Nitori Holdings Co., Ltd.	5,900	1,227,140
O’Reilly Automotive, Inc. (a)	1,247	574,967
Pets at Home Group plc	52,603	287,284
Premier Investments, Ltd.	14,272	210,730
Ross Stores, Inc.	222	20,717
Super Retail Group, Ltd.	74,421	562,312
TJX Cos., Inc. (The)	7,410	412,366
Tractor Supply Co.	5,197	744,938

		16,370,911

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	94,691	10,966,165
Brother Industries, Ltd.	44,300	703,611
HP, Inc.	11,633	220,910
Samsung Electronics Co., Ltd. (GDR)	4,053	5,135,151

		17,025,837

Textiles, Apparel & Luxury Goods—0.5%
Adidas AG (a)	5,418	1,753,607
Burberry Group plc	23,331	467,137
Carter’s, Inc.	2,596	224,762
Cie Financiere Richemont S.A.	5,933	397,397
Columbia Sportswear Co. (b)	4,037	351,138
Kering S.A.	1,161	771,351
LVMH Moet Hennessy Louis Vuitton SE	8,093	3,783,444
NIKE, Inc. - Class B	11,709	1,469,948
Ralph Lauren Corp.	3,856	262,092

		9,480,876

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	153,866	3,636,986
Rocket Cos., Inc. - Class A (a) (b)	10,777	214,786

		3,851,772

Tobacco—0.3%
Altria Group, Inc.	13,878	536,246
British American Tobacco plc	57,685	2,073,369
ITC, Ltd.	405,657	946,062
Japan Tobacco, Inc.	14,500	264,781
Philip Morris International, Inc.	9,133	684,884
Scandinavian Tobacco Group A/S - Class A	22,910	339,670
Swedish Match AB	22,610	1,844,704

		6,689,716

Trading Companies & Distributors—0.5%
Ashtead Group plc	56,026	2,007,359
Brenntag AG	5,287	336,414
Ferguson plc	25,505	2,566,219
ITOCHU Corp.	84,300	2,155,616
Mitsubishi Corp.	56,000	1,339,710
Toyota Tsusho Corp.	19,200	536,210

		8,941,528

Wireless Telecommunication Services—0.3%
KDDI Corp.	50,200	1,269,857
NTT DoCoMo, Inc.	42,300	1,568,675
Softbank Corp.	84,500	946,811
SoftBank Group Corp.	14,200	876,811
T-Mobile U.S., Inc. (a)	8,936	1,021,921

		5,684,075

Total Common Stocks (Cost $605,385,404)		683,935,689

Convertible Bonds—19.7%

Aerospace/Defense—1.0%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	9,075,971
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,400,000	4,825,651

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Safran S.A. Zero Coupon, 06/21/23 (EUR)	3,271,500	$5,235,497

		19,137,119

Airlines—0.5%
Southwest Airlines Co. 1.250%, 05/01/25	7,180,000	9,369,900

Apparel—2.0%
adidas AG 0.050%, 09/12/23 (EUR)	10,200,000	14,459,612
Kering S.A. Zero Coupon, 09/30/22 (EUR)	7,000,000	8,749,313
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	3,053,700	15,192,646

		38,401,571

Banks—1.3%
Barclays Bank plc
Zero Coupon, 02/04/25	8,440,000	10,534,808
Zero Coupon, 02/18/25	9,000,000	9,576,900
BofA Finance LLC 0.250%, 05/01/23	4,566,000	4,467,898

		24,579,606

Beverages—0.6%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	10,870,767

Biotechnology—0.4%
Illumina, Inc.
Zero Coupon, 08/15/23	4,797,000	5,074,406
0.500%, 06/15/21	2,761,000	3,542,447

		8,616,853

Building Materials—1.0%
Sika AG
0.150%, 06/05/25 (CHF)	11,540,000	16,168,905
3.750%, 01/30/22 (CHF)	1,800,000	3,320,341

		19,489,246

Chemicals—0.4%
Symrise AG 0.238%, 06/20/24 (EUR)	5,200,000	8,154,083

Commercial Services—1.1%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	11,100,000	16,016,176
Edenred Zero Coupon, 09/06/24 (EUR)	8,900,000	6,326,726

		22,342,902

Computers—0.8%
Atos SE Zero Coupon, 11/06/24 (EUR)	10,000,000	14,752,349

Diversified Financial Services—0.3%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	5,280,054

Electric—0.3%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	5,335,031

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22	10,137,000	10,156,229
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,713,995

		11,870,224

Engineering & Construction—1.2%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	8,200,000	16,728,513
Vinci S.A.
0.375%, 02/16/22	6,200,000	6,669,836

		23,398,349

Healthcare-Services—0.4%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	8,395,819

Home Furnishings—0.6%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	830,000,000	12,635,650

Internet—1.9%
Booking Holdings, Inc.
0.750%, 05/01/25 (144A) (b)	12,520,000	16,075,542
0.900%, 09/15/21	7,306,000	7,774,348
Palo Alto Networks, Inc. 0.750%, 07/01/23	10,820,000	12,197,293

		36,047,183

Investment Companies—0.4%
Ares Capital Corp.
3.750%, 02/01/22	5,280,000	5,335,608
4.625%, 03/01/24 (b)	2,599,000	2,694,903

		8,030,511

IT Services—0.4%
Euronet Worldwide, Inc. 0.750%, 03/15/49	8,391,000	8,029,138

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,369,200

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.6%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	2,500,000	$3,229,873
Oasis Petroleum, Inc. 2.625%, 09/15/23 (c)	30,000	6,750
TOTAL S.A. 0.500%, 12/02/22	8,400,000	8,275,680

		11,512,303

Real Estate—1.2%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,578,049
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	5,000,000	6,490,976
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	4,298,063
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	4,600,000	6,653,245
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	3,590,767

		22,611,100

Real Estate Investment Trusts—0.4%
DEXUS Finance Pty, Ltd. 2.300%, 06/19/26 (AUD)	5,000,000	3,525,389
Extra Space Storage L.P. 3.125%, 10/01/35	3,550,000	4,191,247

		7,716,636

Semiconductors—1.6%
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	12,352,596
STMicroelectronics NV 0.250%, 07/03/24	12,200,000	18,994,180

		31,346,776

Software—0.3%
Akamai Technologies, Inc. 0.375%, 09/01/27	4,250,000	4,916,902

Telecommunications—0.1%
Vodafone Group plc 1.500%, 03/12/22 (GBP)	1,600,000	1,729,845

Total Convertible Bonds (Cost $334,893,894)		379,939,117

Corporate Bonds & Notes—15.9%

Advertising—0.0%
National CineMedia LLC 5.875%, 04/15/28 (144A)	40,000	33,400

Aerospace/Defense—0.5%
BAE Systems plc
1.900%, 02/15/31 (144A)	200,000	197,941
3.400%, 04/15/30 (144A)	595,000	665,806

Aerospace/Defense—(Continued)
Boeing Co. (The)
3.100%, 05/01/26	270,000	269,267
Boeing Co. (The)
3.250%, 02/01/35	468,000	439,498
3.600%, 05/01/34	175,000	168,326
4.508%, 05/01/23	730,000	768,507
4.875%, 05/01/25	350,000	381,801
5.040%, 05/01/27	300,000	329,345
5.150%, 05/01/30	370,000	414,491
5.705%, 05/01/40 (b)	265,000	309,327
General Dynamics Corp. 3.750%, 05/15/28	255,000	299,447
Howmet Aerospace, Inc. 5.125%, 10/01/24	310,000	326,662
L3Harris Technologies, Inc.
3.832%, 04/27/25	581,000	649,186
4.400%, 06/15/28	128,000	152,618
4.854%, 04/27/35	50,000	65,799
Lockheed Martin Corp.
2.800%, 06/15/50	260,000	270,072
3.800%, 03/01/45	40,000	47,556
4.070%, 12/15/42	255,000	317,927
Northrop Grumman Corp. 3.250%, 01/15/28	525,000	589,584
Raytheon Technologies Corp.
3.200%, 03/15/24 (144A)	473,000	507,674
3.750%, 11/01/46	131,000	149,723
4.125%, 11/16/28	1,080,000	1,278,090
4.350%, 04/15/47 (144A)	140,000	174,718
4.450%, 11/16/38	360,000	442,570
4.625%, 11/16/48	113,000	146,931
Triumph Group, Inc.
6.250%, 09/15/24 (144A)	20,000	17,021
7.750%, 08/15/25 (b)	250,000	160,312

		9,540,199

Agriculture—0.3%
Altria Group, Inc.
3.875%, 09/16/46	327,000	334,914
4.800%, 02/14/29	653,000	774,409
BAT Capital Corp.
2.259%, 03/25/28	95,000	95,232
3.215%, 09/06/26	45,000	48,418
3.222%, 08/15/24	200,000	214,008
3.557%, 08/15/27	295,000	318,737
3.734%, 09/25/40	65,000	64,496
3.984%, 09/25/50	95,000	92,807
4.390%, 08/15/37	834,000	900,439
4.700%, 04/02/27	430,000	493,059
4.906%, 04/02/30	145,000	170,912
BAT International Finance plc 1.668%, 03/25/26	70,000	70,221
Bunge, Ltd. Finance Corp. 1.630%, 08/17/25	470,000	471,953

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Cargill, Inc. 2.125%, 04/23/30 (144A)	233,000	$243,899
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	1,021,000	1,079,499
3.500%, 07/26/26 (144A)	355,000	383,961
Philip Morris International, Inc.
2.100%, 05/01/30	130,000	133,627
3.875%, 08/21/42	334,000	377,754
4.375%, 11/15/41	150,000	182,585

		6,450,930

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	289,027	274,677
3.550%, 01/15/30 (144A)	628,320	517,691
3.750%, 12/15/27 (144A)	484,269	465,387
American Airlines Pass-Through Trust
3.200%, 06/15/28	332,800	312,737
3.375%, 05/01/27	105,333	86,614
3.600%, 09/22/27	157,372	150,872
3.700%, 10/01/26	420,944	349,646
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	328,180	307,580
4.125%, 09/20/31 (144A)	532,689	425,521
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	568,611	545,690
4.150%, 04/11/24	380,172	372,471
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	365,688
3.625%, 07/30/27	101,784	102,007
6.821%, 08/10/22	115,452	115,457
United Airlines Pass-Through Trust
2.700%, 05/01/32	210,000	198,538
3.450%, 12/01/27	403,295	395,115
4.150%, 08/25/31	194,784	194,224

		5,179,915

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	230,000	240,063

Auto Manufacturers—0.3%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	250,000	257,187
5.000%, 10/01/24 (144A)	200,000	202,012
Cummins, Inc.
1.500%, 09/01/30	245,000	243,528
2.600%, 09/01/50	105,000	102,731
Daimler Finance North America LLC 3.400%, 02/22/22 (144A)	610,000	631,504
Ford Motor Credit Co. LLC
4.389%, 01/08/26	500,000	494,295
4.687%, 06/09/25	500,000	506,200
General Motors Co.
4.875%, 10/02/23	165,000	179,723

Auto Manufacturers—(Continued)
General Motors Co.
5.000%, 04/01/35	194,000	210,399
5.400%, 04/01/48	210,000	232,031
General Motors Financial Co., Inc. 5.250%, 03/01/26	40,000	44,993
Hyundai Capital America
1.250%, 09/18/23 (144A)	420,000	419,031
1.800%, 10/15/25 (144A)	220,000	218,787
2.375%, 02/10/23 (144A)	350,000	359,302
2.375%, 10/15/27 (144A)	295,000	294,830
2.850%, 11/01/22 (144A)	400,000	413,618
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	291,155
Wabash National Corp. 5.500%, 10/01/25 (144A)	250,000	250,000

		5,351,326

Auto Parts & Equipment—0.1%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A) (b)	315,000	300,037
Adient U.S. LLC 7.000%, 05/15/26 (144A)	145,000	155,293
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (b)	710,000	702,687
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A) (b)	223,000	233,827
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (144A)	300,000	210,000
Dana, Inc. 5.500%, 12/15/24	207,000	211,140
Delphi Technologies plc 5.000%, 10/01/25 (144A)	280,000	319,900

		2,132,884

Banks—3.1%
AIB Group plc 4.750%, 10/12/23 (144A)	625,000	679,408
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	200,000	215,394
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	295,000	332,255
Banco Bilbao Vizcaya Argentaria S.A. 1.125%, 09/18/25	400,000	397,190
Banco Santander S.A.
2.706%, 06/27/24	600,000	635,359
2.746%, 05/28/25	200,000	210,166
3.490%, 05/28/30	200,000	217,553
Bank of America Corp.
2.496%, 3M LIBOR + 0.990%, 02/13/31 (d)	675,000	703,613
2.676%, SOFR + 1.930%, 06/19/41 (d)	755,000	770,039
2.884%, 3M LIBOR + 1.190%, 10/22/30 (d)	270,000	291,433
3.093%, 3M LIBOR + 1.090%, 10/01/25 (d)	200,000	215,621
3.248%, 10/21/27	1,000,000	1,104,407
3.419%, 3M LIBOR + 1.040%, 12/20/28 (d)	100,000	111,385
3.705%, 3M LIBOR + 1.512%, 04/24/28 (d)	1,892,000	2,136,298

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.824%, 3M LIBOR + 1.575%, 01/20/28 (d)	300,000	$339,907
3.974%, 3M LIBOR + 1.210%, 02/07/30 (d)	44,000	51,135
4.183%, 11/25/27	560,000	642,243
4.244%, 3M LIBOR + 1.814%, 04/24/38 (d)	270,000	328,506
4.450%, 03/03/26	167,000	191,743
6.250%, 3M LIBOR + 3.705%, 09/05/24 (d)	107,000	114,624
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (d)	332,000	369,849
Bank of Nova Scotia (The) 4.500%, 12/16/25	30,000	34,744
Banque Federative du Credit Mutuel S.A. 2.375%, 11/21/24 (144A)	400,000	422,549
Barclays plc 2.645%, 1Y H15 + 1.900%, 06/24/31 (d)	300,000	299,211
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (d)	340,000	350,631
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (d)	200,000	194,081
3.052%, SOFR + 1.507%, 01/13/31 (144A) (d)	270,000	290,010
BPCE S.A.
2.375%, 01/14/25 (144A)	400,000	415,871
2.700%, 10/01/29 (144A)	685,000	736,760
4.000%, 09/12/23 (144A)	250,000	271,512
Canadian Imperial Bank of Commerce 3.100%, 04/02/24 (b)	150,000	161,780
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (d)	565,000	593,864
3.106%, SOFR + 2.750%, 04/08/26 (d)	310,000	333,302
3.352%, 3M LIBOR + 0.897%, 04/24/25 (d)	102,000	110,339
3.520%, 3M LIBOR + 1.151%, 10/27/28 (d)	322,000	357,782
3.668%, 3M LIBOR + 1.390%, 07/24/28 (d)	200,000	224,494
3.887%, 3M LIBOR + 1.563%, 01/10/28 (d)	1,470,000	1,662,668
3.980%, 3M LIBOR + 1.338%, 03/20/30 (d)	100,000	115,212
4.044%, 3M LIBOR + 1.023%, 06/01/24 (d)	2,383,000	2,574,597
4.300%, 11/20/26	308,000	352,542
4.400%, 06/10/25	120,000	134,948
5.300%, 05/06/44	100,000	133,329
Citizens Financial Group, Inc. 2.375%, 07/28/21	150,000	152,168
Comerica, Inc. 4.000%, 02/01/29	90,000	102,582
Commonwealth Bank of Australia 2.850%, 05/18/26 (144A)	150,000	165,515
Cooperative Rabobank UA 3.750%, 07/21/26	955,000	1,063,358
Credit Agricole S.A.
1.907%, SOFR + 1.676%, 06/16/26 (144A) (d)	325,000	332,308
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (d)	330,000	387,750
Credit Suisse Group AG
4.194%, SOFR + 3.730%, 04/01/31 (144A) (d)	345,000	398,038
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (d)	1,985,000	2,145,725
4.282%, 01/09/28 (144A) (b)	730,000	828,268
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (d)	275,000	275,019
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (d)	245,000	242,887
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (d)	210,000	223,460

Banks—(Continued)
Danske Bank A/S
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (d)	925,000	969,506
Deutsche Bank AG 2.222%, SOFR + 2.159%, 09/18/24 (d)	365,000	367,396
Federation des Caisses Desjardins du Quebec 2.050%, 02/10/25 (144A)	415,000	433,241
Fifth Third Bank NA 3.850%, 03/15/26	380,000	433,409
Goldman Sachs Group, Inc. (The)
3.272%, 3M LIBOR + 1.201%, 09/29/25 (b) (d)	350,000	378,861
3.500%, 11/16/26	1,489,000	1,645,327
3.800%, 03/15/30	420,000	486,489
3.814%, 3M LIBOR + 1.158%, 04/23/29 (d)	350,000	398,369
3.850%, 01/26/27	1,114,000	1,251,710
4.017%, 3M LIBOR + 1.373%, 10/31/38 (d)	435,000	506,681
4.411%, 3M LIBOR + 1.430%, 04/23/39 (d)	140,000	170,411
HSBC Holdings plc
1.645%, SOFR + 1.538%, 04/18/26 (d)	1,130,000	1,126,815
2.013%, SOFR + 1.732%, 09/22/28 (d)	975,000	964,574
2.357%, SOFR + 1.947%, 08/18/31 (d)	440,000	435,486
2.633%, 3M LIBOR + 1.140%, 11/07/25 (b) (d)	945,000	984,338
4.292%, 3M LIBOR + 1.348%, 09/12/26 (d)	250,000	278,382
6.500%, 09/15/37	100,000	135,609
ING Groep NV 3.550%, 04/09/24	300,000	326,665
KeyBank N.A. 3.400%, 05/20/26	255,000	285,787
Lloyds Banking Group plc 4.375%, 03/22/28 (b)	283,000	328,121
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (d)	791,000	862,380
6.250%, 01/14/21 (144A)	150,000	152,433
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25	1,180,000	1,235,638
2.998%, 02/22/22	100,000	103,337
3.751%, 07/18/39	250,000	288,326
Mizuho Financial Group, Inc.
1.241%, 3M LIBOR + 0.990%, 07/10/24 (d)	430,000	433,346
1.979%, 3M LIBOR + 1.270%, 09/08/31 (d)	200,000	197,891
2.869%, 3M LIBOR + 1.310%, 09/13/30 (b) (d)	200,000	214,416
Morgan Stanley
2.720%, SOFR + 1.152%, 07/22/25 (d)	1,200,000	1,274,712
3.591%, 3M LIBOR + 1.340%, 07/22/28 (d)	999,000	1,123,003
3.622%, SOFR + 3.120%, 04/01/31 (d)	280,000	319,703
3.875%, 01/27/26	150,000	170,965
3.971%, 3M LIBOR + 1.455%, 07/22/38 (d)	382,000	451,941
4.300%, 01/27/45	70,000	88,703
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (d)	390,000	433,227
Natwest Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (d)	200,000	207,069
4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	1,666,000	1,810,761
4.892%, 3M LIBOR + 1.754%, 05/18/29 (d)	200,000	232,508
NatWest Markets plc 3.625%, 09/29/22 (144A)	410,000	430,332

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	$212,532
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (d)	196,000	214,246
Regions Financial Corp. 3.800%, 08/14/23	45,000	48,787
Skandinaviska Enskilda Banken AB
3.050%, 03/25/22 (144A)	200,000	207,500
Societe Generale S.A.
2.625%, 10/16/24 (144A)	465,000	481,645
3.000%, 01/22/30 (144A)	279,000	288,580
3.653%, 5Y H15 + 3.000%, 07/08/35 (144A) (d)	205,000	206,121
3.875%, 03/28/24 (144A)	375,000	402,998
4.250%, 04/14/25 (144A)	350,000	373,242
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (b) (d)	310,000	314,902
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (d)	250,000	259,361
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (d)	200,000	222,715
4.644%, 5Y H15 + 3.850%, 04/01/31 (144A) (b) (d)	365,000	419,875
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	270,000	274,905
2.130%, 07/08/30	245,000	248,772
2.348%, 01/15/25	310,000	326,474
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (d)	310,000	309,762
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b) (d)	295,000	327,409
4.125%, 09/24/25 (144A)	200,000	227,915
Wells Fargo & Co.
2.406%, 3M LIBOR + 0.825%, 10/30/25 (d)	1,130,000	1,183,894
2.572%, 3M LIBOR + 1.000%, 02/11/31 (b) (d)	1,156,000	1,208,653
3.068%, SOFR + 2.530%, 04/30/41 (d)	335,000	347,578
3.196%, 3M LIBOR + 1.170%, 06/17/27 (d)	1,270,000	1,378,523
3.584%, 3M LIBOR + 1.310%, 05/22/28 (d)	535,000	598,607
3.750%, 01/24/24	203,000	220,532
4.400%, 06/14/46	345,000	410,181
4.750%, 12/07/46	125,000	155,921
Westpac Banking Corp.
2.650%, 01/16/30	130,000	143,872
4.110%, 5Y H15 + 2.000%, 07/24/34 (d)	258,000	289,874
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (d)	389,000	439,916
4.421%, 07/24/39 (b)	90,000	110,289

		59,938,881

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	810,000	977,120
4.900%, 02/01/46	200,000	247,918
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	90,000	106,408
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	150,000	175,021
4.375%, 04/15/38	967,000	1,124,847
4.439%, 10/06/48	429,000	499,827
4.500%, 06/01/50	675,000	809,130
4.600%, 04/15/48	90,000	107,095
4.600%, 06/01/60	70,000	84,651

Beverages—(Continued)
Coca-Cola Co. (The)
2.500%, 06/01/40	130,000	136,357
2.600%, 06/01/50	395,000	403,512
Coca-Cola Femsa S.A.B. de C.V. 2.750%, 01/22/30	320,000	344,403
Constellation Brands, Inc.
3.150%, 08/01/29	270,000	294,700
5.250%, 11/15/48	25,000	33,574
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	236,000	250,458
Keurig Dr Pepper, Inc.
3.130%, 12/15/23	55,000	59,141
3.430%, 06/15/27	75,000	83,467
4.597%, 05/25/28	260,000	312,062
PepsiCo, Inc. 3.600%, 08/13/42	110,000	129,911

		6,179,602

Biotechnology—0.2%
Amgen, Inc.
2.200%, 02/21/27	100,000	105,491
2.300%, 02/25/31	100,000	104,796
3.150%, 02/21/40	345,000	366,057
3.375%, 02/21/50	80,000	86,404
Biogen, Inc.
2.250%, 05/01/30	129,000	131,572
3.150%, 05/01/50	238,000	234,294
Gilead Sciences, Inc.
1.200%, 10/01/27	123,000	123,199
1.650%, 10/01/30	230,000	229,546
2.600%, 10/01/40	300,000	299,316
2.800%, 10/01/50	185,000	182,486
4.000%, 09/01/36	240,000	290,272
4.800%, 04/01/44	170,000	218,527
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	250,000	243,409
2.800%, 09/15/50	195,000	181,482
Royalty Pharma plc
1.200%, 09/02/25 (144A)	410,000	408,702
1.750%, 09/02/27 (144A)	130,000	129,887
3.550%, 09/02/50 (144A) (b)	110,000	106,149

		3,441,589

Building Materials—0.1%
American Woodmark Corp. 4.875%, 03/15/26 (144A)	245,000	248,062
Carrier Global Corp. 2.493%, 02/15/27 (144A)	155,000	161,988
JELD-WEN, Inc. 4.875%, 12/15/27 (144A) (b)	110,000	112,206
Lennox International, Inc. 1.700%, 08/01/27	160,000	159,886
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	110,876

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Masco Corp.
2.000%, 10/01/30	50,000	$49,928
6.500%, 08/15/32	150,000	194,241
Standard Industries, Inc. 4.750%, 01/15/28 (144A)	465,000	482,437

		1,519,624

Chemicals—0.2%
Air Products and Chemicals, Inc. 2.800%, 05/15/50	110,000	115,407
Celanese U.S. Holdings LLC 3.500%, 05/08/24	139,000	149,585
Chemours Co. (The) 7.000%, 05/15/25 (b)	250,000	251,250
Dow Chemical Co. (The) 2.100%, 11/15/30	305,000	300,321
DuPont de Nemours, Inc. 5.319%, 11/15/38	60,000	76,289
Eastman Chemical Co. 4.500%, 12/01/28	150,000	176,294
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	285,000	290,700
Hexion, Inc. 7.875%, 07/15/27 (144A)	95,000	95,220
INEOS Group Holdings S.A. 5.625%, 08/01/24 (144A) (b)	500,000	505,105
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	42,226
Nouryon Holding B.V. 8.000%, 10/01/26 (144A)	200,000	211,696
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	260,000	258,135
Nutrien, Ltd.
4.200%, 04/01/29	50,000	59,432
5.000%, 04/01/49	75,000	98,355
Nutrition & Biosciences, Inc. 3.468%, 12/01/50 (144A)	55,000	55,105
Sherwin-Williams Co. (The)
3.125%, 06/01/24	103,000	111,289
3.300%, 05/15/50	197,000	207,102
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/25 (144A)	250,000	248,750

		3,252,261

Commercial Services—0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/25 (144A)	531,000	483,237
Duke University 2.832%, 10/01/55	200,000	211,434
Emory University 2.143%, 09/01/30	190,000	198,955
Ford Foundation (The) 2.815%, 06/01/70	55,000	57,188
Gartner, Inc. 3.750%, 10/01/30 (144A)	250,000	252,887

Commercial Services—(Continued)
Global Payments, Inc.
2.650%, 02/15/25	440,000	466,867
2.900%, 05/15/30	110,000	117,622
3.200%, 08/15/29	265,000	289,065
4.150%, 08/15/49	125,000	146,423
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	335,000	346,608
Hertz Corp. (The) 7.125%, 08/01/26 (144A) (c)	750,000	337,500
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	300,000	300,750
Pepperdine University 3.301%, 12/01/59	180,000	196,844
Quanta Services, Inc. 2.900%, 10/01/30	180,000	183,752
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A) (b)	400,000	391,000
Service Corp. International
4.625%, 12/15/27	300,000	317,757
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A)	60,000	61,206
Trustees of Boston University 3.173%, 10/01/50	210,000	224,852
University of Chicago (The) 2.761%, 04/01/45	100,000	102,043
University of Southern California 3.226%, 10/01/2120	100,000	106,275
William Marsh Rice University 2.598%, 05/15/50	130,000	131,972

		4,924,237

Computers—0.3%
Apple, Inc.
2.400%, 08/20/50	125,000	125,140
2.550%, 08/20/60	220,000	218,879
2.650%, 05/11/50	400,000	415,210
3.450%, 02/09/45	916,000	1,085,353
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (144A)	420,000	481,112
5.450%, 06/15/23 (144A)	65,000	71,262
6.020%, 06/15/26 (144A)	339,000	398,141
6.100%, 07/15/27 (144A)	64,000	75,550
DXC Technology Co. 4.250%, 04/15/24	60,000	64,827
EMC Corp. 3.375%, 06/01/23	300,000	308,679
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	150,000	151,907
International Business Machines Corp.
1.700%, 05/15/27 (b)	645,000	666,078
2.850%, 05/15/40	340,000	359,444
2.950%, 05/15/50	175,000	181,442
Leidos, Inc.
2.950%, 05/15/23 (144A)	150,000	157,602
4.375%, 05/15/30 (144A)	135,000	157,988
NCR Corp.
5.750%, 09/01/27 (144A)	115,000	120,231

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
NCR Corp.
6.125%, 09/01/29 (144A) (b)	180,000	$190,192

		5,229,037

Cosmetics/Personal Care—0.0%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	100,000	109,189

Distribution/Wholesale—0.0%
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	90,000	92,700
Wolverine Escrow LLC 9.000%, 11/15/26 (144A)	255,000	210,375

		303,075

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/25	150,000	146,092
4.450%, 04/03/26	150,000	149,388
4.500%, 09/15/23	245,000	252,408
4.875%, 01/16/24	150,000	155,321
6.500%, 07/15/25 (b)	300,000	323,808
Air Lease Corp.
2.875%, 01/15/26	240,000	235,796
3.000%, 09/15/23	60,000	60,873
3.250%, 03/01/25	614,000	624,889
3.250%, 10/01/29	150,000	142,411
3.375%, 07/01/25	485,000	495,151
3.625%, 04/01/27	95,000	93,963
3.625%, 12/01/27	119,000	118,186
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	125,000	114,553
4.375%, 05/01/26 (144A)	495,000	469,503
5.250%, 05/15/24 (144A)	100,000	100,444
5.500%, 01/15/26 (144A)	185,000	185,714
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	201,382
2.750%, 09/18/22 (144A)	220,000	224,150
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	163,025
Capital One Bank USA N.A. 3.375%, 02/15/23	665,000	702,764
Capital One Financial Corp. 3.900%, 01/29/24	190,000	206,781
GE Capital International Funding Co.
3.373%, 11/15/25	805,000	858,481
4.418%, 11/15/35	935,000	988,147
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	350,662
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	935,000	964,134
3.559%, 02/28/24 (144A)	200,000	214,671
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	394,823

Diversified Financial Services—(Continued)
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	118,739
OneMain Finance Corp. 6.625%, 01/15/28	322,000	357,356
ORIX Corp. 2.900%, 07/18/22	80,000	82,813
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	110,000	109,124
5.250%, 08/15/22 (144A)	405,000	406,610
5.500%, 02/15/24 (144A)	377,000	379,356
Visa, Inc. 2.700%, 04/15/40	105,000	113,359

		10,504,877

Electric—1.2%
AEP Texas, Inc. 3.950%, 06/01/28	311,000	359,249
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	32,237
AES Corp. (The)
3.300%, 07/15/25 (144A)	300,000	319,608
5.500%, 04/15/25	100,000	103,107
Alabama Power Co. 3.850%, 12/01/42	70,000	82,187
Ameren Corp.
3.500%, 01/15/31	252,000	287,894
Ameren Illinois Co. 4.500%, 03/15/49	225,000	298,439
Appalachian Power Co. 4.500%, 03/01/49	35,000	43,659
Arizona Public Service Co. 4.700%, 01/15/44	50,000	62,221
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	158,806
Baltimore Gas & Electric Co. 3.200%, 09/15/49 (b)	210,000	225,563
Berkshire Hathaway Energy Co.
3.700%, 07/15/30 (144A)	126,000	147,946
4.050%, 04/15/25 (144A)	87,000	99,242
CenterPoint Energy, Inc. 2.950%, 03/01/30	45,000	49,273
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	157,000	187,360
Commonwealth Edison Co.
3.000%, 03/01/50	115,000	122,646
3.700%, 03/01/45	128,000	148,950
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	194,604
Consumers Energy Co. 4.350%, 04/15/49	100,000	131,623
Dominion Energy, Inc. 4.050%, 09/15/42	120,000	140,248
Duke Energy Carolinas LLC 3.200%, 08/15/49	85,000	94,175
Duke Energy Corp. 2.750%, 04/01/50	120,000	122,621

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Indiana LLC 3.750%, 05/15/46	585,000	$683,272
Duke Energy Progress LLC 3.700%, 10/15/46	120,000	140,931
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	45,000	45,109
3.616%, 08/01/27 (144A)	754,000	805,009
Edison International
3.550%, 11/15/24	317,000	334,158
4.125%, 03/15/28	55,000	56,401
5.750%, 06/15/27	100,000	110,362
EDP Finance B.V.
1.710%, 01/24/28 (144A)	515,000	511,775
5.250%, 01/14/21 (144A)	425,000	430,373
Emera U.S. Finance L.P. 4.750%, 06/15/46	428,000	514,821
Enel Finance International NV
3.500%, 04/06/28 (144A)	825,000	918,811
3.625%, 05/25/27 (144A)	220,000	244,513
Entergy Arkansas LLC 4.000%, 06/01/28	160,000	188,323
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	144,612
Entergy Texas, Inc.
3.550%, 09/30/49	265,000	297,328
4.000%, 03/30/29	303,000	354,948
Evergy Kansas Central, Inc. 3.250%, 09/01/49	205,000	223,407
Evergy Metro, Inc.
2.250%, 06/01/30	160,000	169,289
Evergy, Inc. 2.900%, 09/15/29	283,000	303,556
Exelon Corp. 3.497%, 06/01/22	139,000	145,385
FirstEnergy Corp.
2.650%, 03/01/30 (b)	379,000	385,850
3.400%, 03/01/50 (b)	260,000	251,995
3.900%, 07/15/27	66,000	72,530
Fortis, Inc. 3.055%, 10/04/26	272,000	297,199
Interstate Power and Light Co. 2.300%, 06/01/30	80,000	84,578
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	290,000	311,638
3.250%, 06/30/26	640,000	714,413
Jersey Central Power & Light Co. 6.150%, 06/01/37	100,000	133,185
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	248,402
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	22,174
Narragansett Electric Co. (The) 3.395%, 04/09/30 (144A)	200,000	227,866
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30	795,000	827,356
3.500%, 04/01/29	134,000	151,658

Electric—(Continued)
NRG Energy, Inc.
3.750%, 06/15/24 (144A)	660,000	704,237
4.450%, 06/15/29 (144A)	305,000	336,399
6.625%, 01/15/27	22,000	23,265
7.250%, 05/15/26	250,000	266,067
Pacific Gas and Electric Co.
1.750%, 06/16/22	655,000	655,633
3.500%, 08/01/50 (b)	260,000	234,222
3.750%, 02/15/24	293,000	306,838
4.250%, 08/01/23	365,000	388,751
4.650%, 08/01/28	769,000	834,474
PacifiCorp.
2.700%, 09/15/30	95,000	104,726
3.300%, 03/15/51	97,000	108,630
4.125%, 01/15/49	285,000	355,076
PECO Energy Co.
2.800%, 06/15/50	88,000	91,036
4.800%, 10/15/43	105,000	138,750
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	561,436
PG&E Corp. 5.000%, 07/01/28	175,000	169,750
Public Service Co. of Colorado 3.200%, 03/01/50	35,000	39,719
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	144,021
Public Service Electric and Gas Co. 2.700%, 05/01/50	190,000	197,884
San Diego Gas & Electric Co. 4.300%, 04/01/42	160,000	188,832
Sierra Pacific Power Co. 2.600%, 05/01/26	981,000	1,068,923
Southern California Edison Co.
2.250%, 06/01/30	153,000	153,412
3.600%, 02/01/45	111,000	113,684
3.650%, 03/01/28	324,000	356,517
3.700%, 08/01/25 (b)	410,000	455,971
3.900%, 03/15/43	23,000	23,721
4.050%, 03/15/42	150,000	161,573
4.500%, 09/01/40	130,000	148,308
Southern Power Co. 5.150%, 09/15/41	125,000	147,058
Southwestern Electric Power Co. 3.900%, 04/01/45	272,000	298,236
Tucson Electric Power Co.
1.500%, 08/01/30	210,000	208,002
4.000%, 06/15/50	171,000	204,397
4.850%, 12/01/48	150,000	201,696
Union Electric Co. 2.950%, 06/15/27	161,000	177,455
Wisconsin Power & Light Co. 3.650%, 04/01/50	100,000	117,431

		23,449,015

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—0.0%
Energizer Holdings, Inc. 7.750%, 01/15/27 (144A)	520,000	$568,100

Electronics—0.1%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	136,842
Honeywell International, Inc. 2.800%, 06/01/50	60,000	63,845
Roper Technologies, Inc.
1.400%, 09/15/27	360,000	363,455
2.000%, 06/30/30	180,000	183,490
3.000%, 12/15/20	83,000	83,251

		830,883

Engineering & Construction—0.0%
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	250,000	252,500

Entertainment—0.0%
Live Nation Entertainment, Inc.
4.750%, 10/15/27 (144A)	30,000	28,097
5.625%, 03/15/26 (144A) (b)	275,000	265,375
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	240,000	225,768
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	175,000	185,719

		704,959

Environmental Control—0.0%
Republic Services, Inc.
1.450%, 02/15/31	130,000	128,105
3.050%, 03/01/50	125,000	130,923

		259,028

Food—0.2%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.625%, 01/15/27 (144A)	600,000	613,914
5.750%, 03/15/25	188,000	193,931
Campbell Soup Co.
3.125%, 04/24/50	28,000	28,234
3.950%, 03/15/25	245,000	273,267
Conagra Brands, Inc. 5.400%, 11/01/48	65,000	87,693
Hershey Co. (The) 2.650%, 06/01/50	120,000	122,926
Kraft Heinz Foods Co. 4.625%, 01/30/29	415,000	461,775
Kroger Co. (The)
3.875%, 10/15/46	198,000	223,960
3.950%, 01/15/50	120,000	139,752
Lamb Weston Holdings, Inc. 4.875%, 11/01/26 (144A)	295,000	307,538
Mars, Inc. 1.625%, 07/16/32 (144A)	220,000	218,071

Food—(Continued)
Mondelez International, Inc. 1.500%, 05/04/25	60,000	61,586
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	295,000	302,375
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	202,016
5.200%, 04/01/29 (144A)	150,000	175,375
Sysco Corp. 3.300%, 02/15/50	334,000	318,326
Tyson Foods, Inc. 4.550%, 06/02/47	160,000	201,165

		3,931,904

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	290,000	292,175

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48 (b)	198,000	241,831

Gas—0.2%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	225,000	247,327
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	110,347
4.250%, 07/15/27 (144A)	70,000	79,106
Atmos Energy Corp.
1.500%, 01/15/31	460,000	457,858
4.125%, 03/15/49	145,000	184,368
Boston Gas Co. 3.001%, 08/01/29 (144A) (b)	120,000	132,231
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	197,471
Dominion Energy Gas Holdings LLC 2.500%, 11/15/24	210,000	223,179
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	258,000	283,685
NiSource, Inc.
0.950%, 08/15/25	360,000	359,550
1.700%, 02/15/31	100,000	98,166
2.950%, 09/01/29 (b)	180,000	195,195
ONE Gas, Inc.
2.000%, 05/15/30	90,000	93,235
4.500%, 11/01/48	142,000	178,107
Southern California Gas Co. 4.450%, 03/15/44	50,000	60,555
Southern Co. Gas Capital Corp. 1.750%, 01/15/31	370,000	366,105

		3,266,485

Healthcare-Products—0.1%
Abbott Laboratories 4.900%, 11/30/46	181,000	254,641

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Avantor, Inc. 6.000%, 10/01/24 (144A)	215,000	$224,675
Boston Scientific Corp.
3.750%, 03/01/26	53,000	60,384
4.000%, 03/01/29	202,000	234,858
4.550%, 03/01/39	103,000	128,775

		903,333

Healthcare-Services—0.6%
Aetna, Inc.
3.875%, 08/15/47	326,000	363,386
4.125%, 11/15/42	195,000	222,047
Anthem, Inc.
2.875%, 09/15/29	400,000	431,723
4.101%, 03/01/28	140,000	162,723
Bon Secours Mercy Health, Inc. 3.464%, 06/01/30	200,000	224,526
Centene Corp. 3.375%, 02/15/30 (b)	625,000	648,437
Children’s Hospital 2.928%, 07/15/50	100,000	97,269
CHS/Community Health Systems, Inc. 8.625%, 01/15/24 (144A)	200,000	199,000
Cottage Health Obligated Group 3.304%, 11/01/49	230,000	254,709
DaVita, Inc. 4.625%, 06/01/30 (144A)	330,000	338,712
Encompass Health Corp.
4.500%, 02/01/28	80,000	80,400
5.750%, 11/01/24	255,000	255,382
5.750%, 09/15/25	100,000	103,000
Envision Healthcare Corp. 8.750%, 10/15/26 (144A)	250,000	115,000
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	234,710
HCA, Inc.
4.500%, 02/15/27	883,000	991,355
5.125%, 06/15/39	110,000	133,280
5.250%, 04/15/25	350,000	403,947
5.250%, 06/15/26	290,000	338,266
5.375%, 09/01/26 (b)	1,500,000	1,657,500
5.875%, 02/01/29	150,000	174,750
IQVIA, Inc.
5.000%, 05/15/27 (144A)	280,000	293,600
Memorial Health Services 3.447%, 11/01/49	425,000	444,424
New York and Presbyterian Hospital (The) 2.256%, 08/01/40	230,000	218,883
NYU Langone Hospitals 3.380%, 07/01/55	90,000	90,755
Partners Healthcare System, Inc. 3.342%, 07/01/60	375,000	410,669
Quest Diagnostics, Inc. 2.800%, 06/30/31	80,000	86,335

Healthcare-Services—(Continued)
Rush Obligated Group 3.922%, 11/15/29	188,000	218,468
Tenet Healthcare Corp.
4.625%, 07/15/24	20,000	20,050
4.875%, 01/01/26 (144A)	490,000	497,350
5.125%, 11/01/27 (144A)	210,000	216,006
6.750%, 06/15/23	750,000	787,500
7.000%, 08/01/25 (b)	90,000	92,637
U.S. Renal Care, Inc. 10.625%, 07/15/27 (144A)	100,000	106,000
UnitedHealth Group, Inc.
2.750%, 05/15/40	473,000	496,719
3.500%, 08/15/39	238,000	272,935
4.200%, 01/15/47	140,000	176,658
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	360,000	358,387
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	107,228

		12,324,726

Holding Companies-Diversified—0.1%
CK Hutchison International 17 II, Ltd. 3.250%, 09/29/27 (144A)	440,000	482,174
CK Hutchison International 19, Ltd.
3.250%, 04/11/24 (144A) (b)	475,000	505,652
3.625%, 04/11/29 (144A)	205,000	232,245
Hutchison Whampoa International 14, Ltd. 3.625%, 10/31/24 (144A) (b)	200,000	219,303

		1,439,374

Home Builders—0.0%
Lennar Corp. 5.250%, 06/01/26	220,000	245,850

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.625%, 10/15/23	250,000	252,553

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A) (b)	350,000	358,313
Central Garden & Pet Co. 5.125%, 02/01/28	300,000	315,000
Clorox Co. (The) 1.800%, 05/15/30	140,000	144,027
Kimberly-Clark Corp. 3.100%, 03/26/30	265,000	303,101
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	240,000	246,000
Reckitt Benckiser Treasury Services plc 3.000%, 06/26/27 (144A)	230,000	254,537
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (b)	25,000	25,938
5.750%, 07/15/25	400,000	412,400

		2,059,316

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.0%
Newell Brands, Inc. 4.700%, 04/01/26	295,000	$314,402
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	300,000	317,813

		632,215

Insurance—0.3%
Aflac, Inc.
4.000%, 10/15/46	256,000	296,946
4.750%, 01/15/49	335,000	431,061
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	238,621
American Financial Group, Inc. 3.500%, 08/15/26	70,000	75,764
American International Group, Inc. 3.875%, 01/15/35	223,000	256,300
Assurant, Inc. 4.200%, 09/27/23	150,000	160,549
Athene Global Funding 2.950%, 11/12/26 (144A)	370,000	389,582
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	266,000	341,287
4.400%, 05/15/42	200,000	254,419
Equitable Financial Life Global Funding 1.400%, 07/07/25 (144A)	270,000	275,591
Guardian Life Insurance Co. of America (The)
3.700%, 01/22/70 (144A)	85,000	88,314
4.875%, 06/19/64 (144A)	150,000	200,322
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	70,000	71,828
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (d)	195,000	239,145
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	29,307
6.100%, 10/01/41	25,000	35,490
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	157,525
Jackson National Life Global Funding 3.250%, 01/30/24 (144A) (b)	90,000	96,530
Markel Corp. 3.500%, 11/01/27	100,000	109,547
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	139,831
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	90,000	101,230
4.450%, 05/15/69 (144A)	75,000	91,776
Northwestern Mutual Life Insurance Co. (The)
3.850%, 09/30/47 (144A)	220,000	248,017
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (d)	97,000	104,088
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (d)	90,000	90,000
Prudential Financial, Inc. 3.905%, 12/07/47	65,000	72,154
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	325,882

Insurance—(Continued)
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (d)	400,000	455,110
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	116,889
Travelers Cos., Inc. (The) 2.550%, 04/27/50	60,000	58,727

		5,551,832

Internet—0.1%
Alphabet, Inc.
1.900%, 08/15/40 (b)	250,000	239,681
2.250%, 08/15/60	110,000	103,672
Amazon.com, Inc.
2.500%, 06/03/50	140,000	142,105
2.700%, 06/03/60	490,000	503,835
3.875%, 08/22/37	280,000	348,170
Netflix, Inc. 5.875%, 11/15/28	530,000	632,399
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/26 (144A)	200,000	183,950

		2,153,812

Iron/Steel—0.0%
Commercial Metals Co. 5.375%, 07/15/27	275,000	290,043
Steel Dynamics, Inc. 3.450%, 04/15/30	154,000	169,680

		459,723

Lodging—0.2%
Boyd Gaming Corp. 6.375%, 04/01/26 (b)	275,000	286,327
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	500,000	502,500
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	250,000	256,680
MGM Resorts International 5.500%, 04/15/27	1,306,000	1,364,770
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25 (144A)	500,000	480,000

		2,890,277

Machinery-Construction & Mining—0.0%
Terex Corp.
5.625%, 02/01/25 (144A)	300,000	297,000

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	235,000	252,392
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	240,000	243,300
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	200,000	214,000

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Welbilt, Inc. 9.500%, 02/15/24	50,000	$51,250

		760,942

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27 (144A)	1,000,000	1,052,220
5.875%, 05/01/27 (144A) (b)	1,000,000	1,049,900
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.800%, 04/01/31	300,000	311,170
3.750%, 02/15/28	490,000	541,466
4.800%, 03/01/50	240,000	274,307
5.375%, 05/01/47	242,000	286,793
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A)	100,000	96,025
9.250%, 02/15/24	455,000	441,077
Comcast Corp.
1.500%, 02/15/31	200,000	196,811
1.950%, 01/15/31	90,000	92,410
2.350%, 01/15/27	877,000	942,160
2.450%, 08/15/52	545,000	509,496
3.200%, 07/15/36	552,000	612,627
3.250%, 11/01/39	570,000	630,816
3.450%, 02/01/50	222,000	252,087
3.750%, 04/01/40	235,000	274,133
4.600%, 10/15/38	50,000	63,658
4.950%, 10/15/58	55,000	78,727
COX Communications, Inc.
3.350%, 09/15/26 (144A)	350,000	389,114
4.600%, 08/15/47 (144A)	70,000	87,346
CSC Holdings LLC 6.500%, 02/01/29 (144A)	360,000	401,400
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	100,000	70,750
Discovery Communications LLC
4.950%, 05/15/42	250,000	293,122
5.200%, 09/20/47	305,000	365,652
DISH DBS Corp.
5.875%, 11/15/24	655,000	674,509
7.750%, 07/01/26 (b)	1,000,000	1,099,360
Entercom Media Corp. 6.500%, 05/01/27 (144A) (b)	190,000	165,300
Fox Corp. 3.500%, 04/08/30	75,000	84,524
GCI LLC 6.875%, 04/15/25	200,000	206,180
Nexstar Broadcasting, Inc. 5.625%, 07/15/27 (144A)	235,000	246,503
Sinclair Television Group, Inc.
5.125%, 02/15/27 (144A)	250,000	231,925
5.625%, 08/01/24 (144A) (b)	250,000	248,750
Sirius XM Radio, Inc. 5.375%, 07/15/26 (144A)	731,000	760,752

Media—(Continued)
Time Warner Cable LLC
4.500%, 09/15/42	667,000	723,242
6.550%, 05/01/37	50,000	66,380
6.750%, 06/15/39	265,000	361,468
ViacomCBS, Inc.
4.200%, 05/19/32 (b)	180,000	205,464
4.375%, 03/15/43	213,000	225,754
4.600%, 01/15/45	100,000	109,658
Videotron, Ltd. 5.125%, 04/15/27 (144A)	465,000	489,180
Virgin Media Secured Finance plc 5.500%, 05/15/29 (144A)	200,000	214,690
Walt Disney Co. (The)
2.650%, 01/13/31	430,000	462,908
2.750%, 09/01/49	165,000	158,875
3.500%, 05/13/40	255,000	285,596

		16,334,285

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	74,883

Mining—0.1%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A)	250,000	261,875
Anglo American Capital plc 2.625%, 09/10/30 (144A)	200,000	198,380
Arconic Corp. 6.000%, 05/15/25 (144A)	350,000	373,774
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	130,000	152,391
Glencore Funding LLC
1.625%, 09/01/25 (144A)	380,000	375,778
2.500%, 09/01/30 (144A) (b)	420,000	408,239
4.000%, 03/27/27 (144A)	205,000	223,755
4.125%, 05/30/23 (144A)	61,000	65,398
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	220,000	205,150

		2,264,740

Miscellaneous Manufacturing—0.0%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	245,000	184,056
Eaton Corp. 5.800%, 03/15/37	100,000	137,573
General Electric Co. 3.450%, 05/01/27	85,000	89,847
Siemens Financieringsmaatschappij NV 4.400%, 05/27/45 (144A)	250,000	326,749

		738,225

Oil & Gas—0.7%
Antero Resources Corp. 5.625%, 06/01/23 (b)	250,000	181,250
BP Capital Markets America, Inc.
1.749%, 08/10/30	60,000	59,501
2.772%, 11/10/50	100,000	91,437

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets America, Inc.
3.000%, 02/24/50	210,000	$199,719
3.017%, 01/16/27	596,000	654,553
3.543%, 04/06/27	165,000	184,874
BP Capital Markets plc
4.375%, 5Y H15 + 4.036%, 06/22/25 (d)	271,000	282,517
4.875%, 5Y H15 + 4.398%, 03/22/30 (d)	296,000	316,720
Cenovus Energy, Inc. 5.375%, 07/15/25	315,000	303,108
Chevron Corp.
1.995%, 05/11/27	240,000	253,713
2.978%, 05/11/40	210,000	226,286
Chevron USA, Inc.
1.018%, 08/12/27	295,000	294,331
2.343%, 08/12/50	90,000	83,948
Concho Resources, Inc.
2.400%, 02/15/31	65,000	62,111
3.750%, 10/01/27	260,000	280,287
Diamondback Energy, Inc.
3.250%, 12/01/26	80,000	80,100
3.500%, 12/01/29	37,000	35,673
4.750%, 05/31/25	386,000	416,312
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	264,403
4.750%, 09/12/28 (144A)	305,000	354,525
Eni USA, Inc. 7.300%, 11/15/27	100,000	129,466
EQT Corp. 7.875%, 02/01/25	280,000	310,366
Equinor ASA
1.750%, 01/22/26	90,000	93,345
2.375%, 05/22/30	90,000	95,111
Exxon Mobil Corp.
2.610%, 10/15/30	205,000	221,117
2.995%, 08/16/39	300,000	316,796
3.095%, 08/16/49 (b)	370,000	377,451
3.482%, 03/19/30	200,000	230,719
Marathon Petroleum Corp.
4.500%, 05/01/23	275,000	296,937
4.750%, 09/15/44	79,000	82,308
MEG Energy Corp.
6.500%, 01/15/25 (144A)	100,000	98,092
7.000%, 03/31/24 (144A)	114,000	106,020
Noble Energy, Inc. 6.000%, 03/01/41	160,000	221,599
Oasis Petroleum, Inc. 6.875%, 01/15/23 (c)	325,000	75,562
Occidental Petroleum Corp.
2.700%, 08/15/22	330,000	308,342
8.875%, 07/15/30 (b)	140,000	144,200
Ovintiv, Inc. 7.375%, 11/01/31	250,000	249,685
Phillips 66 2.150%, 12/15/30 (b)	435,000	422,720
Pioneer Natural Resources Co. 1.900%, 08/15/30	370,000	347,139

Oil & Gas—(Continued)
QEP Resources, Inc. 5.375%, 10/01/22	185,000	151,700
Shell International Finance B.V.
3.250%, 04/06/50	260,000	272,635
3.750%, 09/12/46	201,000	224,626
Suncor Energy, Inc.
3.100%, 05/15/25	410,000	440,357
3.600%, 12/01/24	225,000	244,967
5.350%, 07/15/33	150,000	175,919
Total Capital International S.A.
2.986%, 06/29/41	430,000	447,946
3.127%, 05/29/50	305,000	315,024
3.461%, 07/12/49	384,000	418,457
Valero Energy Corp.
1.200%, 03/15/24	410,000	408,260
2.150%, 09/15/27	310,000	307,916
2.700%, 04/15/23	125,000	129,693
WPX Energy, Inc. 5.750%, 06/01/26	235,000	243,225

		12,533,068

Oil & Gas Services—0.0%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	177,264
3.337%, 12/15/27	252,000	267,664
Baker Hughes Holdings LLC 5.125%, 09/15/40	25,000	29,584
Halliburton Co. 3.800%, 11/15/25	6,000	6,499
Schlumberger Holdings Corp.
3.750%, 05/01/24 (144A)	75,000	81,391
3.900%, 05/17/28 (144A)	109,000	117,341

		679,743

Packaging & Containers—0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A) (b)	207,000	214,928
Berry Global, Inc. 4.875%, 07/15/26 (144A)	300,000	314,625
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	225,000	233,437
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	230,000	242,650
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	335,000	336,186
Packaging Corp. of America 4.050%, 12/15/49	135,000	161,023

		1,502,849

Pharmaceuticals—1.1%
AbbVie, Inc.
3.200%, 05/14/26	135,000	148,809
3.200%, 11/21/29 (144A)	705,000	775,173
3.600%, 05/14/25 (b)	165,000	182,844
4.050%, 11/21/39 (144A)	400,000	456,839

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AbbVie, Inc.
4.250%, 11/21/49 (144A)	265,000	$313,005
4.400%, 11/06/42	315,000	374,273
4.450%, 05/14/46	430,000	511,040
4.550%, 03/15/35 (144A)	60,000	73,337
4.625%, 10/01/42 (144A)	220,000	267,251
4.750%, 03/15/45 (144A)	60,000	72,356
AstraZeneca plc
1.375%, 08/06/30	280,000	272,361
2.125%, 08/06/50 (b)	280,000	253,783
4.000%, 09/18/42	253,000	308,704
6.450%, 09/15/37	50,000	75,645
Bausch Health Cos., Inc.
7.000%, 03/15/24 (144A)	885,000	915,975
9.000%, 12/15/25 (144A)	1,625,000	1,767,675
Becton Dickinson & Co.
3.363%, 06/06/24	1,234,000	1,334,941
3.794%, 05/20/50	140,000	156,228
Bristol-Myers Squibb Co.
3.450%, 11/15/27	450,000	516,902
4.125%, 06/15/39	105,000	131,923
5.000%, 08/15/45	200,000	279,228
Cigna Corp.
2.400%, 03/15/30	356,000	368,101
3.050%, 10/15/27	360,000	400,011
4.375%, 10/15/28	963,000	1,143,710
CVS Health Corp.
1.750%, 08/21/30	100,000	97,897
2.700%, 08/21/40	1,100,000	1,052,146
3.250%, 08/15/29	140,000	154,891
4.300%, 03/25/28	490,000	573,212
5.050%, 03/25/48	175,000	222,549
5.300%, 12/05/43	200,000	255,311
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	278,900	301,832
5.880%, 01/10/28	339,998	382,439
8.353%, 07/10/31 (144A)	139,798	176,301
Eli Lilly and Co. 2.250%, 05/15/50	450,000	424,108
Johnson & Johnson
2.250%, 09/01/50	80,000	78,934
3.400%, 01/15/38	223,000	260,605
Merck & Co., Inc.
2.350%, 06/24/40	65,000	65,964
2.450%, 06/24/50	50,000	49,734
3.700%, 02/10/45	170,000	203,592
Novartis Capital Corp. 2.750%, 08/14/50	225,000	241,014
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	265,000	277,635
Pfizer, Inc.
2.550%, 05/28/40	460,000	474,545
2.700%, 05/28/50	230,000	239,451
3.900%, 03/15/39	180,000	218,236
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	993,000	1,103,864

Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	630,000	650,732
3.175%, 07/09/50	400,000	409,441
3.375%, 07/09/60	200,000	205,864
Upjohn, Inc.
1.650%, 06/22/25 (144A)	95,000	97,225
2.300%, 06/22/27 (144A)	477,000	492,282
2.700%, 06/22/30 (144A)	290,000	300,049
3.375%, 07/09/60	60,000	64,597
4.000%, 06/22/50 (144A)	105,000	111,784
Zoetis, Inc.
2.000%, 05/15/30	140,000	144,094
3.000%, 05/15/50	150,000	160,344
4.500%, 11/13/25	821,000	960,185

		21,550,971

Pipelines—0.5%
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	36,598
4.800%, 05/03/29 (b)	65,000	70,792
Cameron LNG LLC
3.302%, 01/15/35 (144A)	325,000	366,341
3.701%, 01/15/39 (144A)	163,000	182,730
Cheniere Energy Partners L.P.
4.500%, 10/01/29	140,000	143,570
5.250%, 10/01/25	160,000	163,680
Enable Midstream Partners L.P.
4.150%, 09/15/29	90,000	83,389
4.400%, 03/15/27	70,000	67,215
4.950%, 05/15/28	80,000	78,403
Enbridge, Inc.
3.500%, 06/10/24	292,000	315,609
4.500%, 06/10/44	275,000	310,164
Energy Transfer Operating L.P.
4.200%, 04/15/27	17,000	17,576
4.750%, 01/15/26	150,000	159,833
5.150%, 02/01/43	566,000	517,264
5.250%, 04/15/29	125,000	134,413
6.050%, 06/01/41	55,000	55,140
6.250%, 04/15/49	70,000	72,033
EnLink Midstream Partners L.P. 4.850%, 07/15/26	310,000	268,184
Enterprise Products Operating LLC
3.700%, 01/31/51	190,000	187,132
3.950%, 01/31/60	65,000	63,823
4.200%, 01/31/50	120,000	127,406
4.250%, 02/15/48	285,000	302,177
4.450%, 02/15/43	100,000	107,754
4.850%, 08/15/42	100,000	113,126
4.950%, 10/15/54	33,000	38,505
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	110,000	110,598
2.600%, 10/15/25 (144A)	120,000	120,387
3.450%, 10/15/27 (144A)	70,000	71,624
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	332,944

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan, Inc.
3.250%, 08/01/50	90,000	$81,278
5.050%, 02/15/46	80,000	90,620
5.300%, 12/01/34	305,000	359,280
MPLX L.P.
2.650%, 08/15/30	120,000	117,581
4.000%, 03/15/28 (b)	200,000	218,230
4.125%, 03/01/27	80,000	88,327
4.500%, 04/15/38	541,000	553,008
4.700%, 04/15/48	119,000	120,345
5.200%, 03/01/47	81,000	86,868
5.500%, 02/15/49	5,000	5,587
ONEOK Partners L.P.
5.000%, 09/15/23	70,000	75,863
6.650%, 10/01/36	140,000	157,444
ONEOK, Inc.
3.400%, 09/01/29	137,000	134,384
4.950%, 07/13/47	59,000	56,006
5.200%, 07/15/48	90,000	86,607
Phillips 66 Partners L.P.
3.150%, 12/15/29	175,000	172,588
4.900%, 10/01/46 (b)	146,000	151,407
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30	160,000	155,013
4.500%, 12/15/26	160,000	170,670
4.650%, 10/15/25	225,000	241,702
4.700%, 06/15/44	120,000	107,186
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	112,119
8.000%, 03/01/32	70,000	99,238
Sunoco Logistics Partners Operations L.P.
4.950%, 01/15/43	150,000	132,223
5.350%, 05/15/45	90,000	83,534
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23	300,000	297,000
6.500%, 07/15/27	300,000	312,750
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	45,000	48,681
4.150%, 01/15/48 (144A)	120,000	127,883
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	160,000	188,792
4.875%, 01/15/26	225,000	264,686
Transcanada Trust 5.500%, 3M LIBOR + 4.154%, 09/15/79 (b) (d)	298,000	311,008
Williams Cos., Inc. (The) 3.750%, 06/15/27	224,000	245,691

		10,072,009

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	265,268

Real Estate Investment Trusts—0.7%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	130,000	126,856

Real Estate Investment Trusts—(Continued)
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	105,000	120,375
4.000%, 02/01/50	111,000	132,591
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	159,632
American Tower Corp.
1.875%, 10/15/30	130,000	128,033
3.100%, 06/15/50	170,000	167,724
3.125%, 01/15/27	501,000	546,888
3.700%, 10/15/49	210,000	229,703
3.950%, 03/15/29	636,000	731,793
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	173,498
Boston Properties L.P. 4.500%, 12/01/28	100,000	117,798
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	64,236
Crown Castle International Corp.
2.250%, 01/15/31	140,000	141,032
3.250%, 01/15/51	60,000	59,526
3.300%, 07/01/30	90,000	98,272
3.800%, 02/15/28	745,000	843,547
4.150%, 07/01/50	90,000	102,640
4.450%, 02/15/26	100,000	114,545
Equinix, Inc. 1.550%, 03/15/28	135,000	134,867
ERP Operating L.P. 4.150%, 12/01/28	120,000	142,294
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	120,000	117,752
5.250%, 05/01/25 (144A)	285,000	287,850
Essex Portfolio L.P.
1.650%, 01/15/31 (b)	160,000	155,778
2.650%, 03/15/32	120,000	126,619
2.650%, 09/01/50	160,000	149,762
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	680,000	743,708
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	290,000	283,885
3.100%, 02/15/30 (b)	200,000	215,019
Healthpeak Properties, Inc.
2.875%, 01/15/31	200,000	211,718
3.000%, 01/15/30	445,000	480,242
3.500%, 07/15/29	118,000	131,341
Kimco Realty Corp. 2.700%, 10/01/30	180,000	182,686
Life Storage L.P. 4.000%, 06/15/29	137,000	155,496
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	110,793
Office Properties Income Trust
4.000%, 07/15/22	140,000	141,652
4.150%, 02/01/22	280,000	282,118
Prologis L.P.
1.250%, 10/15/30	90,000	87,767
2.125%, 10/15/50	150,000	134,695

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Realty Income Corp. 3.875%, 04/15/25 (b)	60,000	$67,961
Regency Centers L.P. 2.950%, 09/15/29	195,000	201,889
SBA Communications Corp. 4.875%, 09/01/24	184,000	188,582
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	586,000	618,262
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (d)	200,000	197,698
Simon Property Group L.P.
3.250%, 09/13/49	200,000	182,999
3.500%, 09/01/25	190,000	208,230
SITE Centers Corp. 4.700%, 06/01/27	60,000	63,273
UDR, Inc.
2.100%, 08/01/32	90,000	89,426
2.950%, 09/01/26	386,000	419,828
3.000%, 08/15/31 (b)	120,000	129,749
3.500%, 07/01/27	100,000	110,014
Ventas Realty L.P.
4.125%, 01/15/26 (b)	407,000	457,201
4.875%, 04/15/49	88,000	98,332
5.700%, 09/30/43	220,000	260,885
VICI Properties L.P. / VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	305,000	306,418
WEA Finance LLC 2.875%, 01/15/27 (144A)	575,000	566,908
Welltower, Inc.
2.700%, 02/15/27	347,000	366,200
3.100%, 01/15/30 (b)	320,000	339,213
3.625%, 03/15/24	485,000	524,533

		13,732,332

Retail—0.3%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	60,000	61,128
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	80,000	86,210
3.800%, 01/25/50 (144A)	135,000	148,038
AutoZone, Inc. 1.650%, 01/15/31	100,000	98,264
Costco Wholesale Corp. 1.750%, 04/20/32	210,000	215,273
Home Depot, Inc. (The)
3.125%, 12/15/49	225,000	249,855
3.300%, 04/15/40	180,000	203,410
Lowe’s Cos., Inc.
3.700%, 04/15/46	173,000	197,962
4.550%, 04/05/49	122,000	156,917
Macy’s, Inc. 8.375%, 06/15/25 (144A) (b)	210,000	217,125
McDonald’s Corp.
3.625%, 05/01/43	257,000	287,259
3.625%, 09/01/49	145,000	161,966

Retail—(Continued)
McDonald’s Corp.
3.700%, 02/15/42	120,000	134,267
6.300%, 10/15/37	90,000	134,233
O’Reilly Automotive, Inc.
1.750%, 03/15/31	45,000	44,443
3.550%, 03/15/26	60,000	67,774
Penske Automotive Group, Inc. 5.500%, 05/15/26 (b)	240,000	247,579
PetSmart, Inc.
5.875%, 06/01/25 (144A) (b)	500,000	511,800
8.875%, 06/01/25 (144A)	265,000	274,924
Rite Aid Corp.
7.500%, 07/01/25 (144A)	112,000	110,320
8.000%, 11/15/26 (144A)	154,000	153,808
Staples, Inc. 7.500%, 04/15/26 (144A)	324,000	298,553
Starbucks Corp.
2.550%, 11/15/30	130,000	137,487
3.750%, 12/01/47	171,000	185,917
Walmart, Inc.
3.625%, 12/15/47	205,000	251,766
3.950%, 06/28/38	120,000	150,163

		4,786,441

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (d)	780,000	845,624

Semiconductors—0.2%
Analog Devices, Inc.
4.500%, 12/05/36	113,000	135,330
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	300,000	332,659
Broadcom, Inc.
3.150%, 11/15/25	527,000	568,407
4.150%, 11/15/30	420,000	471,528
4.250%, 04/15/26	150,000	169,019
4.750%, 04/15/29	400,000	464,540
Microchip Technology, Inc. 2.670%, 09/01/23 (144A)	200,000	207,037
NVIDIA Corp. 3.500%, 04/01/50	127,000	148,389
Qorvo, Inc. 4.375%, 10/15/29	235,000	249,688
QUALCOMM, Inc. 1.650%, 05/20/32 (144A)	215,000	212,740
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A)	385,000	403,287

		3,362,624

Software—0.2%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	200,000	213,000

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Fiserv, Inc.
3.500%, 07/01/29	277,000	$315,263
4.400%, 07/01/49	60,000	74,849
Microsoft Corp.
2.525%, 06/01/50	100,000	104,318
3.500%, 02/12/35	870,000	1,075,686
3.500%, 11/15/42	100,000	123,027
3.700%, 08/08/46	301,000	377,694
Oracle Corp.
2.800%, 04/01/27	335,000	367,536
3.600%, 04/01/40	420,000	478,989
3.600%, 04/01/50	350,000	390,258
3.800%, 11/15/37	366,000	428,700
3.850%, 07/15/36	408,000	481,335
3.900%, 05/15/35	222,000	269,715

		4,700,370

Telecommunications—1.1%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	350,000	388,937
Altice France S.A. 7.375%, 05/01/26 (144A)	413,000	432,783
AT&T, Inc.
1.650%, 02/01/28	295,000	295,318
2.250%, 02/01/32	660,000	659,232
2.300%, 06/01/27	285,000	298,962
2.750%, 06/01/31	275,000	289,161
2.950%, 07/15/26	209,000	228,217
3.100%, 02/01/43	285,000	278,034
3.500%, 06/01/41	365,000	383,870
3.500%, 09/15/53 (144A)	194,000	189,002
3.650%, 09/15/59 (144A)	295,000	284,873
4.300%, 12/15/42	952,000	1,072,826
CenturyLink, Inc.
6.750%, 12/01/23	65,000	71,256
7.500%, 04/01/24 (b)	550,000	615,780
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	100,000	102,939
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	467,000	473,328
CommScope, Inc. 6.000%, 03/01/26 (144A)	500,000	521,200
Corning, Inc. 3.900%, 11/15/49	252,000	289,491
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	240,830
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	288,000	318,515
Frontier Communications Corp. 8.000%, 04/01/27 (144A) (c)	325,000	323,877
Intelsat Jackson Holdings S.A.
8.000%, 02/15/24 (144A) (c)	240,000	243,600
9.750%, 07/15/25 (144A) (c)	245,000	160,475
Level 3 Financing, Inc. 5.375%, 05/01/25	385,000	396,598

Telecommunications—(Continued)
Plantronics, Inc. 5.500%, 05/31/23 (144A)	240,000	213,600
Rogers Communications, Inc.
3.700%, 11/15/49	165,000	184,235
4.350%, 05/01/49	90,000	109,589
Sprint Capital Corp. 8.750%, 03/15/32	1,000,000	1,463,810
Sprint Corp.
7.625%, 02/15/25	105,000	122,850
7.625%, 03/01/26	1,000,000	1,208,385
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	850,000	868,734
2.550%, 02/15/31 (144A)	260,000	269,381
3.000%, 02/15/41 (144A)	165,000	162,895
3.300%, 02/15/51 (144A)	60,000	59,139
3.750%, 04/15/27 (144A)	815,000	912,425
3.875%, 04/15/30 (144A)	205,000	233,091
4.375%, 04/15/40 (144A)	265,000	310,625
6.500%, 01/15/26	1,000,000	1,045,000
Telecom Italia Capital S.A. 6.000%, 09/30/34	485,000	563,177
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	570,000	655,914
4.895%, 03/06/48	150,000	172,566
United States Cellular Corp. 6.700%, 12/15/33	280,000	360,907
Verizon Communications, Inc.
2.625%, 08/15/26	50,000	54,546
4.125%, 03/16/27	200,000	235,975
4.272%, 01/15/36	1,383,000	1,703,380
4.329%, 09/21/28	454,000	549,241
4.400%, 11/01/34	98,000	122,266
4.500%, 08/10/33	300,000	378,833
4.862%, 08/21/46	42,000	57,454
Vodafone Group plc
4.250%, 09/17/50	740,000	856,307
6.250%, 11/30/32	160,000	214,935

		21,648,364

Toys/Games/Hobbies—0.0%
Mattel, Inc. 6.750%, 12/31/25 (144A)	500,000	527,500

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, 02/15/51	100,000	108,629
3.550%, 02/15/50	98,000	114,409
3.900%, 08/01/46	349,000	422,132
5.150%, 09/01/43	170,000	233,685
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	154,184
CSX Corp.
3.250%, 06/01/27	738,000	834,107
3.800%, 11/01/46	219,000	254,403
4.750%, 11/15/48	95,000	125,847
6.150%, 05/01/37	60,000	87,166

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	$92,376
Norfolk Southern Corp.
3.050%, 05/15/50	415,000	441,473
3.950%, 10/01/42	230,000	270,578
Union Pacific Corp.
3.550%, 08/15/39	250,000	285,595
3.600%, 09/15/37	146,000	168,386
4.100%, 09/15/67	70,000	82,319
4.375%, 09/10/38	50,000	61,485
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	220,000	233,024

		3,969,798

Trucking & Leasing—0.0%
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	98,957
4.125%, 08/01/25 (144A)	80,000	76,626
5.500%, 12/15/24 (144A)	110,000	113,471

		289,054

Water—0.0%
American Water Capital Corp.
2.800%, 05/01/30	22,000	24,081
3.450%, 05/01/50	150,000	167,779

		191,860

Total Corporate Bonds & Notes (Cost $292,459,661)		308,168,930

U.S. Treasury & Government Agencies—6.0%

Agency Sponsored Mortgage - Backed—3.7%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	910,863	1,014,447
4.000%, 07/01/47	986,158	1,058,586
4.000%, 11/01/47	443,039	474,730
4.000%, 12/01/47	360,608	386,369
4.000%, 01/01/48	763,821	849,943
4.000%, 09/01/48	440,123	471,079
4.500%, 04/01/39	162,230	181,052
4.500%, 12/01/40	239,095	268,994
4.500%, 05/01/48	444,964	481,979
4.500%, 06/01/48	271,187	296,366
4.500%, 07/01/48	148,669	160,752
4.500%, 11/01/48	1,275,074	1,395,286
4.500%, 01/01/49	825,218	911,914
4.500%, 06/01/49	568,108	625,066
5.000%, 07/01/44	588,075	676,336
5.000%, 06/01/48	231,695	254,194
5.000%, 07/01/48	481,298	535,183
5.000%, 08/01/48	419,570	468,020
5.000%, 10/01/48	831,958	912,218
5.000%, 01/01/49	563,167	638,378

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
2.130%, 11/01/28	1,250,000	1,333,651
2.600%, 10/01/31	350,000	389,078
3.060%, 08/01/32	350,000	405,729
3.130%, 02/01/30	300,000	345,560
3.140%, 12/01/31	1,252,000	1,432,132
3.150%, 06/01/36	463,895	540,372
3.230%, 01/01/30	2,397,684	2,753,821
3.240%, 01/01/22	505,965	516,615
3.330%, 04/01/35	496,655	585,729
3.420%, 04/01/30	1,000,000	1,171,047
3.460%, 11/01/32	1,728,000	2,045,537
3.500%, 12/01/27	1,507,000	1,732,290
3.530%, 05/01/33	500,000	598,591
3.570%, 07/01/26	998,145	1,128,657
3.600%, 01/01/27	481,163	546,756
3.660%, 03/01/27	732,652	837,095
3.660%, 10/01/28	485,684	568,053
3.740%, 02/01/29	800,000	949,645
3.740%, 07/01/30	688,459	821,119
3.800%, 09/01/33	443,054	508,909
3.840%, 08/01/28	592,203	701,582
3.960%, 08/01/30	1,468,177	1,766,555
3.990%, 02/01/28	526,398	616,425
4.000%, 06/01/49	976,960	1,052,084
4.500%, 11/01/48	1,511,352	1,635,106
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	709,796	732,630
3.500%, 05/25/49	1,152,216	1,226,349
4.000%, 04/25/42	280,831	314,520
5.000%, 04/25/37	47,277	55,072
5.000%, 07/25/39	250,000	313,484
5.000%, 05/25/40	65,000	83,985
6.000%, 01/25/34	170,152	202,291
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	336,271	386,815
Fannie Mae-ACES
0.750%, 09/25/28	704,127	697,237
2.154%, 07/25/30 (d) (e)	2,429,124	341,583
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	457,600	489,789
4.500%, 06/01/47	884,848	965,060
5.000%, 12/01/48	365,607	402,247
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	443,229	467,050
4.500%, 06/01/48	459,944	509,859
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	1,173,539
3.850%, 05/25/28 (d)	585,000	696,956
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	103,754	104,843
3.000%, 07/25/49	798,421	839,858
3.500%, 03/15/35	600,000	699,415
4.000%, 07/15/38	250,000	275,850
4.000%, 05/25/43	600,000	625,050
5.000%, 02/15/40	117,000	152,249

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
5.000%, 02/15/41	426,517	$509,726
5.500%, 03/15/37	277,299	326,875
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	415,156	459,861
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/49	787,616	848,369
4.250%, 07/20/47	809,083	898,199
4.250%, 10/20/48	1,581,586	1,754,250
4.500%, 02/20/48	3,016,116	3,297,914
4.500%, 05/20/48	238,121	256,993
4.500%, 06/20/48	914,413	1,024,628
4.500%, 12/20/48	468,613	505,538
4.500%, 07/20/49	934,287	1,010,260
4.500%, 09/20/49	2,039,864	2,238,130
5.000%, 07/20/48	299,362	327,563
5.000%, 12/20/48	1,018,144	1,125,637
5.000%, 03/20/49	1,385,953	1,570,522
5.000%, 05/20/49	1,471,944	1,643,675
Government National Mortgage Association (CMO)
0.766%, 1M LIBOR + 0.610%, 03/20/70 (d)	805,908	814,963
2.500%, 05/20/43	133,485	134,324
3.500%, 04/20/49	805,915	855,627
5.500%, 02/20/37	133,611	152,148
5.500%, 04/16/37	136,000	155,214
5.500%, 11/16/39	200,000	267,420
6.000%, 04/17/34	78,564	90,474
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (f)	1,860,000	1,922,775

		70,989,846

U.S. Treasury—2.3%
U.S. Treasury Bonds
1.125%, 05/15/40	245,000	241,134
1.250%, 05/15/50 (b)	790,000	748,648
2.000%, 02/15/50	547,000	618,708
2.250%, 08/15/46	236,000	278,692
2.250%, 08/15/49	115,000	136,756
2.375%, 11/15/49	70,000	85,463
2.500%, 02/15/45	5,250,000	6,461,396
2.750%, 08/15/42	1,600,000	2,050,125
2.750%, 11/15/42	2,050,000	2,624,881
2.875%, 05/15/43	1,000,000	1,305,703
3.000%, 11/15/44	79,000	105,554
3.750%, 11/15/43	2,842,000	4,221,702
3.875%, 08/15/40	65,000	96,208
4.375%, 02/15/38	165,000	253,868
4.375%, 11/15/39	320,000	499,963
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/22	7,475,000	7,456,959
Zero Coupon, 11/15/22 (b)	2,525,000	2,516,306
U.S. Treasury Notes
1.750%, 02/28/22	1,200,000	1,227,234
1.750%, 05/15/23	7,802,000	8,127,185
2.000%, 02/28/21	5,000,000	5,037,500

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/25	210,000	230,795

		44,324,780

Total U.S. Treasury & Government Agencies (Cost $104,503,373)		115,314,626

Asset-Backed Securities—1.8%

Asset-Backed - Automobile—0.5%
American Credit Acceptance Receivables Trust
3.540%, 03/13/23 (144A)	136,685	137,585
3.700%, 07/10/24 (144A)	149,696	150,904
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	534,746
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	189,680
Carnow Auto Receivables Trust 4.260%, 09/15/23 (144A) †	220,984	220,250
Credit Acceptance Auto Loan Trust 2.390%, 04/16/29 (144A)	535,000	543,156
Drive Auto Receivables Trust
3.660%, 11/15/24	149,152	151,013
3.720%, 09/16/24	104,099	105,004
3.780%, 04/15/25	565,000	580,686
3.810%, 05/15/24	224,457	229,468
3.990%, 01/15/25	250,000	257,958
4.090%, 01/15/26	250,000	261,094
4.090%, 06/15/26	125,000	131,214
DT Auto Owner Trust
2.730%, 07/15/25 (144A)	533,000	547,475
3.610%, 11/15/24 (144A)	730,000	748,765
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	544,114
3.640%, 11/15/22 (144A)	7,783	7,793
3.950%, 12/15/22 (144A)	101,455	102,408
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	203,000	209,590
4.080%, 02/18/25 (144A)	625,000	654,336
4.110%, 10/15/24 (144A)	500,000	524,580
Ford Credit Auto Owner Trust 3.240%, 04/15/23	265,572	270,183
GLS Auto Receivables Trust 3.370%, 01/17/23 (144A)	55,606	55,986
Hertz Vehicle Financing II L.P.
2.960%, 10/25/21 (144A)	117,128	117,704
3.710%, 03/25/23 (144A)	222,845	223,193
Nissan Auto Lease Trust 3.250%, 09/15/21	104,628	105,096
Sonoran Auto Receivables Trust 4.750%, 06/15/25	514,305	522,020
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	308,191	311,084
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	600,000	600,000

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
U.S. Auto Funding LLC
3.990%, 12/15/22 (144A)	500,000	$506,476
5.500%, 07/15/23 (144A)	62,432	63,924

		9,607,485

Asset-Backed - Credit Card—0.0%
Synchrony Card Issuance Trust 3.380%, 09/15/24	150,000	154,292
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	387,375

		541,667

Asset-Backed - Other—1.3%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	184,279	198,970
4.691%, 10/17/52 (144A)	100,000	110,226
4.705%, 10/17/36 (144A)	100,000	108,360
AMSR Trust 3.218%, 04/17/37 (144A)	700,000	710,750
B2R Mortgage Trust
2.567%, 06/15/49 (144A)	104,162	104,278
3.336%, 11/15/48 (144A)	5,367	5,364
Business Jet Securities LLC
4.335%, 02/15/33 (144A)	182,939	183,262
4.447%, 06/15/33 (144A)	314,496	314,439
5.437%, 06/15/33 (144A)	234,522	235,837
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	524,185	527,300
Commercial Mortgage Securities Association 2.000%, 04/25/23	850,343	845,666
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	592,828	614,760
3.163%, 10/15/52 (144A)	650,000	658,641
3.880%, 03/15/52 (144A)	320,000	344,270
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	657,118	664,567
4.190%, 01/21/31 (144A)	139,026	143,040
Fort Credit LLC 3.582%, 1M LIBOR + 3.430%, 11/16/35 (144A) † (d)	790,000	689,220
Foundation Finance Trust 3.860%, 11/15/34 (144A)	170,626	176,022
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	19,181	19,196
3.990%, 10/20/25 (144A)	94,017	94,121
Kabbage Funding LLC
3.825%, 03/15/24 (144A)	53,334	52,877
4.071%, 03/15/24 (144A) † (g) (h)	480,000	460,080
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (i)	833,593	841,270
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	191,177	191,525
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	561,035
4.230%, 04/20/27 (144A)	709,000	727,365
4.480%, 04/20/27 (144A)	500,000	513,764

Asset-Backed - Other—(Continued)
LL ABS Trust 2.870%, 03/15/27 (144A)	165,557	166,265
Mariner Finance Issuance Trust 4.200%, 11/20/30 (144A)	1,000,000	1,004,944
Octane Receivables Trust 3.160%, 09/20/23 (144A)	452,581	451,520
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	345,747
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	611,515
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	637,501	628,921
Progress Residential Trust
2.768%, 08/17/34 (144A)	218,700	222,718
3.255%, 03/17/35 (144A)	99,878	100,697
3.395%, 12/17/34 (144A)	300,000	300,104
3.712%, 08/17/35 (144A)	500,000	512,762
4.040%, 08/17/35 (144A)	389,000	397,023
4.427%, 10/17/35 (144A)	349,000	359,627
4.466%, 08/17/35 (144A)	850,000	876,705
4.656%, 08/17/35 (144A)	258,000	264,498
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	9,822	9,827
PRPM 2020-1 LLC 2.981%, 02/25/25 (144A) (i)	579,844	577,718
Regional Management Issuance Trust 3.430%, 11/15/28 (144A)	760,000	743,035
Republic Finance Issuance Trust 3.430%, 11/22/27 (144A)	880,000	894,572
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	617,974	625,176
3.120%, 05/20/36 (144A)	336,436	336,413
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	426,843
Tricon American Homes Trust
2.716%, 09/17/34 (144A)	202,154	205,720
3.198%, 03/17/38 (144A)	525,000	547,846
Vericrest Opportunity Loan Trust
2.981%, 02/25/50 (144A) (i)	407,305	407,332
3.278%, 11/25/49 (144A) (i)	368,315	368,644
4.150%, 08/25/49 (144A) (i)	800,000	792,414
Verizon Owner Trust 3.230%, 04/20/23	180,000	182,788
VM DEBT LLC 7.500%, 06/15/24	471,345	462,822
VOLT LXXX LLC 4.090%, 10/25/49 (144A) (i)	625,000	616,343
VOLT LXXXIII LLC 3.327%, 11/26/49 (144A) (i)	395,850	396,833
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (i)	356,264	356,937
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (i)	414,007	414,002

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (i)	555,344	$554,174

		25,258,690

Total Asset-Backed Securities (Cost $35,037,762)		35,407,842

Mutual Fund—1.5%

Investment Company Securities—1.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b) (Cost $28,027,956)	272,470	28,410,447

Convertible Preferred Stocks—1.4%

Banks—1.2%
Bank of America Corp. 7.250%	8,616	12,820,608
Wells Fargo & Co., Series L 7.500%	8,442	11,329,586

		24,150,194

Diversified Financial Services—0.2%
AMG Capital Trust II 5.150%, 10/15/37	75,767	3,511,801

Total Convertible Preferred Stocks (Cost $26,036,290)		27,661,995

Mortgage-Backed Securities—0.7%

Collateralized Mortgage Obligations—0.4%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	209,841	210,284
Headlands Residential LLC 3.967%, 06/25/24 (144A) (i)	610,000	613,598
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	500,000	499,980
3.844%, 03/25/24 (144A)	345,000	346,867
3.868%, 07/25/24 (144A)	650,000	655,348
Seasoned Credit Risk Transfer Trust
3.500%, 03/25/58	1,160,038	1,251,121
3.500%, 07/25/58	612,410	690,519
Seasoned Loans Structured Transaction 3.500%, 11/25/28	1,540,769	1,679,251
Toorak Mortgage Corp. 3.721%, 09/25/22 (i)	430,000	438,119
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	820,000	834,715

		7,219,802

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	651,215
3.402%, 02/10/37 (144A)	420,000	409,183
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	213,999
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (d)	500,000	545,085
GS Mortgage Securities Trust 3.932%, 10/10/35 (144A) (d)	440,000	469,157
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,446,659
One Lincon Street Commercial Mortgage
5.724%, 10/15/30 (144A) (d)	1,200,000	1,359,741
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	810,000	841,110

		5,936,149

Total Mortgage-Backed Securities (Cost $12,658,942)		13,155,951

Preferred Stocks—0.1%

Auto Components—0.0%
Schaeffler AG	155,031	957,118

Automobiles—0.1%
Volkswagen AG (a)	6,736	1,084,082

Household Products—0.0%
Henkel AG & Co. KGaA	3,166	331,515

Total Preferred Stocks (Cost $3,217,997)		2,372,715

Floating Rate Loan (j)—0.0%

Cosmetics/Personal Care—0.0%
Sunshine Luxembourg ViII S.a.r.l First Lien Term Loan 5.250%, 6M LIBOR + 4.250%, 10/01/26 (Cost $335,460)	339,150	337,908

Rights—0.0%

Construction Materials—0.0%
Siam Cement PCL (The) (a) (Cost $0)	8,329	0

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—15.0%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—0.0%
State Street U.S. Treasury Liquidity Fund	25,200	$25,200

Repurchase Agreement—12.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $250,243,703; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 1.875%, maturing 08/31/22, and an aggregate market value of $255,248,719.	250,243,703	250,243,703

U.S. Treasury—2.1%
U.S. Treasury Bills
0.136%, 10/22/20 (k) (l)	40,000,000	39,997,959
0.157%, 02/25/21 (k) (m)	530,000	529,767

		40,527,726

Total Short-Term Investments (Cost $290,795,401)		290,796,629

Securities Lending Reinvestments (n)—3.4%

Certificates of Deposit—1.3%
Agricultural Bank of China 0.610%, 10/19/20	2,000,000	2,000,434
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,000
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	1,000,000	1,000,082
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	1,000,000	1,000,437
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	3,000,000	3,001,728
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
National Westminster Bank plc Zero Coupon, 12/03/20	999,500	999,620
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (d)	2,000,000	2,001,260
Skandinaviska Enskilda Banken AB 0.452%, 3M LIBOR + 0.150%, 10/02/20 (d)	999,402	1,000,015
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	997,400	999,760
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	1,000,000	1,000,076
0.311%, 3M LIBOR + 0.060%, 01/29/21 (d)	2,000,000	2,000,258
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	3,000,000	3,000,036
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (d)	1,000,000	1,000,996

		25,005,042

Repurchase Agreements—1.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $5,200,026; collateralized by various Common Stock with an aggregate market value of $5,778,622.	5,200,000	5,200,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $1,001,584; collateralized by various Common Stock with an aggregate market value of $1,111,374.	1,000,000	1,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $2,000,700; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $2,192,481.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $500,209; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $548,182.	500,000	500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,300,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $3,366,001.	3,300,000	3,300,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,362,082; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,409,319.	2,362,078	2,362,078
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $5,500,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $6,097,685.	5,500,000	5,500,000

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,600,009; collateralized by various Common Stock with an aggregate market value of $1,778,064.	1,600,000	$1,600,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $900,043; collateralized by various Common Stock with an aggregate market value of $1,000,161.	900,000	900,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,000,051; collateralized by various Common Stock with an aggregate market value of $1,111,364.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,200,007; collateralized by various Common Stock with an aggregate market value of $1,333,847.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078	2,000,000	2,000,000

		29,962,078

Mutual Funds—0.5%
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (o)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (o)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $64,961,113)		64,967,120

Total Investments—100.9% (Cost $1,798,313,253)		1,950,468,969
Other assets and liabilities (net)—(0.9)%		(17,995,107)

Net Assets—100.0%		$1,932,473,862

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $1,369,550, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $65,011,516 and the collateral received consisted of cash in the amount of $64,958,380 and non-cash collateral with a value of $1,756,632. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Interest only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(k)	The rate shown represents current yield to maturity.
(l)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $28,095,766.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $348,847.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(o)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $156,850,472, which is 8.1% of net assets.

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	$220,984	$220,961	$220,250
Fort Credit LLC, 3.582%, 11/16/35	11/28/18	790,000	790,000	689,220
Kabbage Funding LLC, 4.071%, 03/15/24	11/12/19	480,000	483,781	460,080

				$1,369,550

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,865,599	CBNA	10/29/20	USD	2,193,230	$(4,691)
EUR	1,199,679	SSBT	10/29/20	USD	1,419,375	(12,028)
JPY	100,000,000	CBNA	10/29/20	USD	952,563	(4,100)
JPY	133,669,116	RBC	10/29/20	USD	1,258,996	8,806

Contracts to Deliver
AUD	4,653,514	SSBT	10/29/20	USD	3,331,330	(1,950)
CHF	2,041,638	CBNA	10/29/20	USD	2,244,798	26,498
CHF	15,306,350	SSBT	10/29/20	USD	16,466,156	(164,644)
EUR	2,213,242	RBC	10/29/20	USD	2,626,706	30,346
EUR	2,018,998	RBC	10/29/20	USD	2,393,739	25,246
EUR	121,260,913	SSBT	10/29/20	USD	140,666,976	(1,584,573)
EUR	2,639,191	SSBT	10/29/20	USD	3,136,387	40,344
GBP	4,481,980	SSBT	10/29/20	USD	5,684,196	(99,937)
JPY	2,170,064,798	SSBT	10/29/20	USD	20,323,221	(259,032)

Net Unrealized Depreciation						$(1,999,715)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/18/20	762	EUR	24,338,280	$(1,154,089)
FTSE 100 Index Futures	12/18/20	16	GBP	934,640	(40,717)
Russell 2000 Index E-Mini Futures	12/18/20	292	USD	21,964,240	30,797
S&P 500 Index E-Mini Futures	12/18/20	1,645	USD	275,702,000	1,786,961
SPI 200 Index Futures	12/17/20	53	AUD	7,687,650	(98,497)
TOPIX Index Futures	12/10/20	20	JPY	325,100,000	53,686
U.S. Treasury Note 10 Year Futures	12/21/20	418	USD	58,324,063	57,903
U.S. Treasury Note 2 Year Futures	12/31/20	65	USD	14,362,461	5,381
U.S. Treasury Ultra Long Bond Futures	12/21/20	19	USD	4,214,438	990

Futures Contracts—Short
Euro-Bund Futures	12/08/20	(276)	EUR	(48,167,520)	(210,624)
FTSE 100 Index Futures	12/18/20	(326)	GBP	(19,043,290)	935,555
MSCI Emerging Markets Index Mini Futures	12/18/20	(228)	USD	(12,408,900)	(19,852)
U.S. Treasury Long Bond Futures	12/21/20	(4)	USD	(705,125)	461
U.S. Treasury Note 10 Year Futures	12/21/20	(63)	USD	(8,790,469)	(14,491)
U.S. Treasury Note 5 Year Futures	12/31/20	(31)	USD	(3,906,969)	(1,020)
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	(33)	USD	(5,277,422)	(15,795)

Net Unrealized Appreciation					$1,316,649

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.527%	Semi-Annually	08/10/30	USD	31,500,000	$(538,946)	$—	$(538,946)
Pay	3M LIBOR	Quarterly	0.640%	Semi-Annually	07/09/30	USD	148,240,000	(1,016,585)	147,199	(1,163,784)
Pay	3M LIBOR	Quarterly	0.656%	Semi-Annually	01/06/31	USD	100,750,000	(881,432)	—	(881,432)
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	04/20/30	USD	108,300,000	(282,046)	26,322	(308,368)
Pay	3M LIBOR	Quarterly	0.860%	Semi-Annually	06/10/30	USD	164,500,000	2,407,753	113,175	2,294,578
Pay	3M LIBOR	Quarterly	1.611%	Semi-Annually	06/10/30	USD	36,300,000	3,186,298	—	3,186,298

Totals								$2,875,042	$286,696	$2,588,346

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,969,561	$3,197,096	$—	$5,166,657
Air Freight & Logistics	—	3,770,433	—	3,770,433
Airlines	763,269	792,791	—	1,556,060
Auto Components	143,426	2,487,447	—	2,630,873
Automobiles	2,860,383	8,613,091	—	11,473,474
Banks	19,234,212	31,472,882	—	50,707,094
Beverages	2,736,364	7,837,345	—	10,573,709
Biotechnology	6,695,273	2,607,460	—	9,302,733
Building Products	2,341,663	2,774,565	—	5,116,228
Capital Markets	8,037,438	13,313,048	—	21,350,486
Chemicals	1,688,443	6,661,990	—	8,350,433
Commercial Services & Supplies	972,558	708,076	—	1,680,634
Communications Equipment	1,045,297	726,168	—	1,771,465
Construction & Engineering	—	3,668,857	—	3,668,857
Construction Materials	1,333,470	3,878,900	—	5,212,370
Consumer Finance	1,853,461	—	—	1,853,461
Containers & Packaging	2,356,838	460,558	—	2,817,396
Distributors	—	1,088,765	—	1,088,765
Diversified Consumer Services	22,236	—	—	22,236
Diversified Financial Services	3,136,629	2,378,831	—	5,515,460
Diversified Telecommunication Services	2,264,368	7,994,554	—	10,258,922
Electric Utilities	4,977,415	8,823,031	—	13,800,446
Electrical Equipment	3,448,774	7,476,388	—	10,925,162
Electronic Equipment, Instruments & Components	1,743,676	8,835,172	—	10,578,848
Entertainment	7,523,266	5,912,063	—	13,435,329
Equity Real Estate Investment Trusts	5,487,482	1,757,149	—	7,244,631
Food & Staples Retailing	3,133,660	9,712,248	—	12,845,908
Food Products	1,236,187	14,419,040	—	15,655,227
Gas Utilities	—	1,224,407	—	1,224,407
Health Care Equipment & Supplies	4,958,510	4,649,630	—	9,608,140
Health Care Providers & Services	5,900,879	2,044,640	—	7,945,519
Health Care Technology	417,173	—	—	417,173
Hotels, Restaurants & Leisure	3,272,235	3,141,261	—	6,413,496
Household Durables	1,567,014	10,140,169	—	11,707,183
Household Products	3,380,383	1,398,597	—	4,778,980
Independent Power and Renewable Electricity Producers	—	1,794,873	—	1,794,873
Industrial Conglomerates	2,063,817	5,279,693	—	7,343,510
Insurance	6,434,326	29,587,005	—	36,021,331
Interactive Media & Services	8,483,574	11,236,906	—	19,720,480
Internet & Direct Marketing Retail	26,048,194	532,559	—	26,580,753
IT Services	15,776,145	14,419,495	—	30,195,640
Life Sciences Tools & Services	2,736,886	1,741,965	—	4,478,851

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$4,967,251	$9,431,808	$—	$14,399,059
Media	4,986,471	54,983	—	5,041,454
Metals & Mining	174,361	16,477,402	—	16,651,763
Multi-Utilities	1,091,177	3,026,854	—	4,118,031
Multiline Retail	2,105,293	3,354,738	—	5,460,031
Oil, Gas & Consumable Fuels	5,538,643	7,271,582	—	12,810,225
Paper & Forest Products	—	514,004	—	514,004
Personal Products	916,715	9,449,258	—	10,365,973
Pharmaceuticals	8,964,554	43,052,135	—	52,016,689
Professional Services	977,968	6,298,923	—	7,276,891
Real Estate Management & Development	463,077	6,204,927	—	6,668,004
Road & Rail	1,984,266	2,025,944	—	4,010,210
Semiconductors & Semiconductor Equipment	23,901,148	12,422,814	—	36,323,962
Software	17,259,202	6,371,843	—	23,631,045
Specialty Retail	8,768,099	7,602,812	—	16,370,911
Technology Hardware, Storage & Peripherals	16,322,226	703,611	—	17,025,837
Textiles, Apparel & Luxury Goods	2,307,940	7,172,936	—	9,480,876
Thrifts & Mortgage Finance	214,786	3,636,986	—	3,851,772
Tobacco	1,221,130	5,468,586	—	6,689,716
Trading Companies & Distributors	—	8,941,528	—	8,941,528
Wireless Telecommunication Services	1,021,921	4,662,154	—	5,684,075
Total Common Stocks	271,230,713	412,704,976	—	683,935,689
Total Convertible Bonds*	—	379,939,117	—	379,939,117
Total Corporate Bonds & Notes*	—	308,168,930	—	308,168,930
Total U.S. Treasury & Government Agencies*	—	115,314,626	—	115,314,626
Asset-Backed Securities
Asset-Backed - Automobile	—	9,607,485	—	9,607,485
Asset-Backed - Credit Card	—	541,667	—	541,667
Asset-Backed - Other	—	24,798,610	460,080	25,258,690
Total Asset-Backed Securities	—	34,947,762	460,080	35,407,842
Total Mutual Fund*	28,410,447	—	—	28,410,447
Total Convertible Preferred Stocks*	27,661,995	—	—	27,661,995
Total Mortgage-Backed Securities*	—	13,155,951	—	13,155,951
Total Preferred Stocks*	—	2,372,715	—	2,372,715
Total Floating Rate Loan*	—	337,908	—	337,908
Total Rights*	—	0	—	0
Short-Term Investments
Mutual Fund	25,200	—	—	25,200
Repurchase Agreement	—	250,243,703	—	250,243,703
U.S. Treasury	—	40,527,726	—	40,527,726
Total Short-Term Investments	25,200	290,771,429	—	290,796,629
Securities Lending Reinvestments
Certificates of Deposit	—	25,005,042	—	25,005,042
Repurchase Agreements	—	29,962,078	—	29,962,078
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	54,967,120	—	64,967,120
Total Investments	$337,328,355	$1,612,680,534	$460,080	$1,950,468,969

Collateral for Securities Loaned (Liability)	$—	$(64,958,380)	$—	$(64,958,380)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$131,240	$—	$131,240
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,130,955)	—	(2,130,955)
Total Forward Contracts	$—	$(1,999,715)	$—	$(1,999,715)

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,871,734	$—	$—	$2,871,734
Futures Contracts (Unrealized Depreciation)	(1,555,085)	—	—	(1,555,085)
Total Futures Contracts	$1,316,649	$—	$—	$1,316,649
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,480,876	$—	$5,480,876
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,892,530)	—	(2,892,530)
Total Centrally Cleared Swap Contracts	$—	$2,588,346	$—	$2,588,346

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
AAR Corp.	30,800	$579,040
Maxar Technologies, Inc. (a)	62,200	1,551,268
Moog, Inc. - Class A	12,000	762,360

		2,892,668

Air Freight & Logistics—1.1%
Echo Global Logistics, Inc. (b)	114,500	2,950,665
Hub Group, Inc. - Class A (b)	43,600	2,188,502

		5,139,167

Airlines—0.3%
Bristow Group, Inc. (a) (b)	8,699	184,854
Hawaiian Holdings, Inc. (a)	47,300	609,697
SkyWest, Inc.	25,000	746,500

		1,541,051

Auto Components—1.1%
Adient plc (b)	69,800	1,209,634
American Axle & Manufacturing Holdings, Inc. (b)	27,400	158,098
Cooper Tire & Rubber Co.	27,200	862,240
Cooper-Standard Holdings, Inc. (a) (b)	2,400	31,704
Gentherm, Inc. (b)	39,300	1,607,370
Goodyear Tire & Rubber Co. (The)	140,400	1,076,868

		4,945,914

Banks—13.7%
1st Source Corp.	33,491	1,032,862
American National Bankshares, Inc.	2,000	41,840
Atlantic Capital Bancshares, Inc. (b)	23,800	270,130
Atlantic Union Bankshares Corp.	2,600	55,562
BancFirst Corp. (a)	39,100	1,596,844
BancorpSouth Bank (a)	24,200	468,996
BankFinancial Corp.	62,485	451,142
Bankwell Financial Group, Inc. (a)	7,400	104,710
Banner Corp.	13,100	422,606
Brookline Bancorp, Inc.	71,900	621,575
Bryn Mawr Bank Corp.	9,600	238,752
Cadence Bancorp (a)	143,100	1,229,229
Cathay General Bancorp	64,000	1,387,520
Central Pacific Financial Corp.	139,001	1,886,243
Central Valley Community Bancorp	7,500	92,625
Century Bancorp, Inc. - Class A (a)	1,200	78,888
CIT Group, Inc. (a)	100,900	1,786,939
Citizens & Northern Corp.	4,300	69,832
City Holding Co. (a)	19,909	1,146,957
Codorus Valley Bancorp, Inc.	5,200	68,120
Columbia Banking System, Inc.	61,700	1,471,545
Community Bank System, Inc.	39,200	2,134,832
Community Trust Bancorp, Inc.	37,816	1,068,680
Customers Bancorp, Inc. (b)	35,000	392,000
East West Bancorp, Inc.	3,828	125,329
Enterprise Financial Services Corp.	65,800	1,794,366
Equity Bancshares, Inc. - Class A (b)	30,300	469,650
Farmers National Banc Corp.	34,300	374,556
Financial Institutions, Inc.	21,599	332,625
First Bancorp	9,500	198,835

Banks—(Continued)
First BanCorp. (Puerto Rico)	375,800	1,961,676
First Citizens BancShares, Inc. - Class A	2,600	828,828
First Commonwealth Financial Corp.	299,000	2,314,260
First Community Bancshares, Inc.	18,800	339,340
First Financial Corp.	6,400	200,960
First Hawaiian, Inc.	29,400	425,418
First Interstate BancSystem, Inc. - Class A	10,922	347,866
First Midwest Bancorp, Inc.	56,700	611,226
First Northwest Bancorp	7,000	69,300
Flushing Financial Corp.	45,400	477,608
Glacier Bancorp, Inc.	18,300	586,515
Great Southern Bancorp, Inc.	11,400	412,908
Great Western Bancorp, Inc.	120,600	1,501,470
Hancock Whitney Corp.	8,000	150,480
Hilltop Holdings, Inc.	74,400	1,531,152
Home BancShares, Inc. (a)	119,400	1,810,104
HomeTrust Bancshares, Inc.	35,100	476,658
Hope Bancorp, Inc.	266,429	2,020,864
Independent Bank Corp.	17,100	214,947
Investors Bancorp, Inc.	302,000	2,192,520
Mackinac Financial Corp.	7,500	72,375
Mercantile Bank Corp.	6,000	108,120
OFG Bancorp	32,345	403,019
Pacific Premier Bancorp, Inc.	31,400	632,396
People’s United Financial, Inc.	26,300	271,153
Preferred Bank	5,400	173,448
Renasant Corp. (a)	4,500	102,240
Republic Bancorp, Inc. - Class A	6,100	171,776
S&T Bancorp, Inc.	7,100	125,599
Select Bancorp, Inc. (b)	66,900	481,011
South State Corp.	51,300	2,470,095
Tompkins Financial Corp.	7,059	401,022
TriState Capital Holdings, Inc. (b)	7,900	104,596
Trustmark Corp.	160,400	3,434,164
UMB Financial Corp.	69,200	3,391,492
Umpqua Holdings Corp.	183,061	1,944,108
United Bankshares, Inc. (a)	162,600	3,491,022
Valley National Bancorp	14,320	98,092
Washington Trust Bancorp, Inc.	11,700	358,722
Webster Financial Corp.	34,600	913,786
West Bancorp, Inc.	4,070	64,469
Westamerica Bancorp	51,000	2,771,850

		61,872,445

Biotechnology—2.8%
89bio, Inc. (a) (b)	41,700	1,070,022
Arcus Biosciences, Inc. (a) (b)	84,178	1,442,811
Enanta Pharmaceuticals, Inc. (b)	8,900	407,442
Epizyme, Inc. (a) (b)	59,900	714,607
Fate Therapeutics, Inc. (a) (b)	44,100	1,762,677
Five Prime Therapeutics, Inc. (a) (b)	41,100	193,170
Iovance Biotherapeutics, Inc. (a) (b)	60,700	1,998,244
Myriad Genetics, Inc. (b)	24,800	323,392
Novavax, Inc. (a) (b)	15,200	1,646,920
Protagonist Therapeutics, Inc. (a) (b)	144,900	2,832,795

		12,392,080

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—1.2%
Builders FirstSource, Inc. (b)	119,700	$3,904,614
Caesarstone, Ltd.	18,800	184,240
Cornerstone Building Brands, Inc. (a) (b)	12,200	97,356
Masonite International Corp. (b)	2,700	265,680
Quanex Building Products Corp.	52,300	964,412
Resideo Technologies, Inc. (b)	9,900	108,900
UFP Industries, Inc.	800	45,208

		5,570,410

Capital Markets—1.7%
Blucora, Inc. (b)	41,900	394,698
Cowen, Inc. - Class A (a)	68,700	1,117,749
Donnelley Financial Solutions, Inc. (b)	56,100	749,496
Oppenheimer Holdings, Inc. - Class A	4,509	100,641
Piper Sandler Cos.	11,700	854,100
Stifel Financial Corp.	67,300	3,402,688
Virtus Investment Partners, Inc.	6,100	845,765

		7,465,137

Chemicals—1.8%
Avient Corp.	61,800	1,635,228
FutureFuel Corp. (a)	68,600	779,982
HB Fuller Co. (a)	3,100	141,918
Koppers Holdings, Inc. (b)	42,300	884,493
Kraton Corp. (a) (b)	63,500	1,131,570
Minerals Technologies, Inc.	38,000	1,941,800
PQ Group Holdings, Inc. (b)	15,400	158,004
Trinseo S.A.	45,700	1,171,748
Tronox Holding plc - Class A (b)	53,700	422,619

		8,267,362

Commercial Services & Supplies—2.5%
ABM Industries, Inc. (a)	101,800	3,731,988
ACCO Brands Corp.	349,450	2,026,810
Cimpress plc (b)	3,200	240,512
Deluxe Corp.	35,900	923,707
Ennis, Inc.	25,900	451,696
HNI Corp.	20,300	637,014
IBEX, Ltd. (b)	25,200	387,576
Pitney Bowes, Inc.	68,500	363,735
Quad/Graphics, Inc.	207,607	629,049
Steelcase, Inc. - Class A	180,300	1,822,833

		11,214,920

Communications Equipment—0.6%
ADTRAN, Inc.	102,400	1,050,112
Cambium Networks Corp. (b)	15,153	255,631
Comtech Telecommunications Corp.	11,100	155,400
Infinera Corp. (a) (b)	227,100	1,398,936

		2,860,079

Construction & Engineering—3.9%
Aegion Corp. (b)	13,800	194,994
Arcosa, Inc.	54,300	2,394,087
Argan, Inc. (a)	47,700	1,999,107

Construction & Engineering—(Continued)
Dycom Industries, Inc. (b)	11,100	586,302
EMCOR Group, Inc.	56,500	3,825,615
Fluor Corp.	42,200	371,782
MasTec, Inc. (b)	58,600	2,472,920
MYR Group, Inc. (b)	53,700	1,996,566
Primoris Services Corp.	63,300	1,141,932
Tutor Perini Corp. (b)	251,800	2,802,534

		17,785,839

Construction Materials—0.1%
Summit Materials, Inc. - Class A (b)	15,300	253,062

Consumer Finance—0.7%
EZCORP, Inc. - Class A (b)	64,700	325,441
Navient Corp.	135,600	1,145,820
Nelnet, Inc. - Class A	28,200	1,699,050

		3,170,311

Containers & Packaging—0.0%
Myers Industries, Inc.	11,300	149,499

Distributors—0.4%
Core-Mark Holding Co., Inc.	67,100	1,941,203

Diversified Consumer Services—0.7%
American Public Education, Inc. (b)	40,307	1,136,254
Houghton Mifflin Harcourt Co. (b)	381,000	659,130
K12, Inc. (a) (b)	46,400	1,222,176
Laureate Education, Inc. - Class A (b)	17,000	225,760

		3,243,320

Diversified Financial Services—0.1%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	34,500	419,175
Marlin Business Services Corp.	9,974	70,317

		489,492

Diversified Telecommunication Services—0.6%
Consolidated Communications Holdings, Inc. (a) (b)	241,500	1,374,135
Liberty Latin America, Ltd. - Class A (b)	59,900	494,175
Liberty Latin America, Ltd. - Class C (b)	115,221	937,899

		2,806,209

Electric Utilities—0.8%
IDACORP, Inc.	4,800	383,520
Portland General Electric Co.	80,200	2,847,100
Spark Energy, Inc. - Class A	29,200	242,944

		3,473,564

Electrical Equipment—0.3%
Bloom Energy Corp. - Class A (a) (b)	4,300	77,271
LSI Industries, Inc.	18,300	123,525
Powell Industries, Inc.	46,000	1,109,980

		1,310,776

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.2%
Bel Fuse, Inc. - Class B	55,224	$589,792
Benchmark Electronics, Inc.	137,400	2,768,610
OSI Systems, Inc. (a) (b)	3,500	271,635
Sanmina Corp. (b)	63,400	1,714,970
ScanSource, Inc. (b)	110,700	2,195,181
TTM Technologies, Inc. (a) (b)	153,000	1,745,730
Vishay Intertechnology, Inc.	29,400	457,758

		9,743,676

Energy Equipment & Services—0.9%
ChampionX Corp. (b)	67,200	536,928
Matrix Service Co. (a) (b)	177,100	1,478,785
NexTier Oilfield Solutions, Inc. (a) (b)	424,446	785,225
Oceaneering International, Inc. (b)	45,400	159,808
Patterson-UTI Energy, Inc. (a)	29,500	84,075
SEACOR Holdings, Inc. (a) (b)	36,100	1,049,788
Select Energy Services, Inc. - Class A (a) (b)	32,600	125,184

		4,219,793

Entertainment—0.6%
Cinemark Holdings, Inc. (a)	147,900	1,479,000
Eros STX Global Corp. (a) (b)	468,500	1,035,385

		2,514,385

Equity Real Estate Investment Trusts—8.8%
Acadia Realty Trust (a)	40,400	424,200
Agree Realty Corp.	13,500	859,140
Alexander & Baldwin, Inc.	61,789	692,655
American Assets Trust, Inc.	71,300	1,717,617
American Finance Trust, Inc.	83,500	523,545
Broadstone Net Lease, Inc. - Class A (a)	63,200	1,060,496
CareTrust REIT, Inc.	14,900	265,145
Chatham Lodging Trust	20,700	157,734
City Office REIT, Inc.	55,000	413,600
CoreCivic, Inc.	24,400	195,200
CorEnergy Infrastructure Trust, Inc.	12,709	74,220
CorePoint Lodging, Inc.	17,400	94,830
CoreSite Realty Corp.	5,400	641,952
DiamondRock Hospitality Co.	362,200	1,836,354
Diversified Healthcare Trust	56,100	197,472
Easterly Government Properties, Inc.	72,500	1,624,725
Essential Properties Realty Trust, Inc.	16,100	294,952
First Industrial Realty Trust, Inc.	45,900	1,826,820
Franklin Street Properties Corp.	18,500	67,710
Geo Group, Inc. (The)	36,800	417,312
Getty Realty Corp.	58,929	1,532,743
Gladstone Commercial Corp.	71,000	1,196,350
Global Net Lease, Inc.	19,200	305,280
Hersha Hospitality Trust	8,000	44,320
Highwoods Properties, Inc.	9,300	312,201
Investors Real Estate Trust	2,700	175,959
Kite Realty Group Trust	60,300	698,274
Lexington Realty Trust	104,600	1,093,070
Mack-Cali Realty Corp.	82,500	1,041,150
Monmouth Real Estate Investment Corp.	7,000	96,950
New Senior Investment Group, Inc.	146,200	584,800

Equity Real Estate Investment Trusts—(Continued)
NexPoint Residential Trust, Inc.	3,400	150,790
Pebblebrook Hotel Trust (a)	32,954	412,914
Physicians Realty Trust (a)	114,400	2,048,904
Piedmont Office Realty Trust, Inc. - Class A	82,600	1,120,882
PotlatchDeltic Corp.	60,300	2,538,630
PS Business Parks, Inc.	5,000	611,950
QTS Realty Trust, Inc. - Class A (a)	1,400	88,228
Retail Opportunity Investments Corp.	114,500	1,192,517
Retail Properties of America, Inc. - Class A	78,500	456,085
RLJ Lodging Trust	67,557	585,044
Sabra Health Care REIT, Inc.	86,400	1,191,024
Saul Centers, Inc.	3,700	98,346
Service Properties Trust	79,700	633,615
SITE Centers Corp.	76,500	550,800
STAG Industrial, Inc.	68,000	2,073,320
Summit Hotel Properties, Inc.	22,300	115,514
Sunstone Hotel Investors, Inc.	413,773	3,285,358
UMH Properties, Inc.	20,300	274,862
Urban Edge Properties	55,700	541,404
Urstadt Biddle Properties, Inc. - Class A	24,100	221,720
Xenia Hotels & Resorts, Inc.	120,700	1,059,746

		39,718,429

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	4,400	84,348
Rite Aid Corp. (a) (b)	18,192	172,642
SpartanNash Co.	97,200	1,589,220
United Natural Foods, Inc. (b)	34,700	515,989

		2,362,199

Food Products—1.3%
B&G Foods, Inc. (a)	30,600	849,762
Darling Ingredients, Inc. (b)	96,100	3,462,483
Farmer Bros Co. (a) (b)	46,000	203,320
Fresh Del Monte Produce, Inc.	35,900	822,828
Seneca Foods Corp. - Class A (b)	10,500	375,165

		5,713,558

Gas Utilities—1.4%
Northwest Natural Holding Co.	9,600	435,744
ONE Gas, Inc. (a)	30,900	2,132,409
Southwest Gas Holdings, Inc.	46,600	2,940,460
Spire, Inc. (a)	15,739	837,315

		6,345,928

Health Care Equipment & Supplies—0.3%
Invacare Corp. (a)	80,500	605,360
LivaNova plc (b)	8,700	393,327
Varex Imaging Corp. (a) (b)	35,000	445,200

		1,443,887

Health Care Providers & Services—2.6%
Community Health Systems, Inc. (b)	185,200	781,544
Cross Country Healthcare, Inc. (b)	117,400	761,926
Magellan Health, Inc. (b)	27,221	2,062,807

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Owens & Minor, Inc.	168,000	$4,218,480
Patterson Cos., Inc. (a)	22,100	532,721
Tenet Healthcare Corp. (b)	96,300	2,360,313
Tivity Health, Inc. (a) (b)	82,100	1,151,042

		11,868,833

Health Care Technology—0.9%
Allscripts Healthcare Solutions, Inc. (a) (b)	465,100	3,785,914
Computer Programs & Systems, Inc.	9,600	265,056

		4,050,970

Hotels, Restaurants & Leisure—1.3%
Boyd Gaming Corp.	42,000	1,288,980
Brinker International, Inc.	47,700	2,037,744
International Game Technology plc	43,600	485,268
Marriott Vacations Worldwide Corp.	10,200	926,262
Penn National Gaming, Inc. (b)	18,200	1,323,140

		6,061,394

Household Durables—2.5%
Hooker Furniture Corp.	6,102	157,615
KB Home	34,600	1,328,294
Lifetime Brands, Inc.	25,400	240,030
Meritage Homes Corp. (b)	19,300	2,130,527
Purple Innovation, Inc. (a) (b)	75,900	1,886,874
Sonos, Inc. (b)	15,200	230,736
Taylor Morrison Home Corp. (b)	14,000	344,260
TRI Pointe Group, Inc. (b)	256,300	4,649,282
Tupperware Brands Corp.	22,000	443,520

		11,411,138

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) (b)	32,700	1,181,778

Independent Power and Renewable Electricity Producers—1.2%
Atlantic Power Corp. (b)	639,700	1,253,812
Clearway Energy, Inc. - Class A	79,900	1,973,530
Clearway Energy, Inc. - Class C	79,600	2,146,016

		5,373,358

Insurance—2.0%
Ambac Financial Group, Inc. (b)	51,600	658,932
American Equity Investment Life Holding Co.	96,900	2,130,831
AMERISAFE, Inc.	1,700	97,512
Argo Group International Holdings, Ltd.	16,219	558,420
CNO Financial Group, Inc. (a)	222,800	3,573,712
FedNat Holding Co.	7,100	44,872
Heritage Insurance Holdings, Inc. (a)	31,000	313,720
Horace Mann Educators Corp.	3,711	123,948
MBIA, Inc. (a) (b)	76,400	462,984
National General Holdings Corp.	14,000	472,500
ProSight Global, Inc. (b)	13,800	156,492
Third Point Reinsurance, Ltd. (b)	40,000	278,000
United Insurance Holdings Corp.	35,300	213,918

		9,085,841

Interactive Media & Services—0.6%
Cars.com, Inc. (b)	197,800	1,598,224
Yelp, Inc. (b)	58,800	1,181,292

		2,779,516

Internet & Direct Marketing Retail—0.1%
Groupon, Inc. (a) (b)	30,700	626,280

IT Services—0.8%
KBR, Inc.	73,500	1,643,460
Perspecta, Inc.	72,800	1,415,960
Sykes Enterprises, Inc. (b)	21,100	721,831

		3,781,251

Machinery—2.7%
AGCO Corp.	29,500	2,190,965
Astec Industries, Inc. (a)	41,600	2,256,800
CIRCOR International, Inc. (b)	9,300	254,355
Douglas Dynamics, Inc.	11,942	408,416
EnPro Industries, Inc.	2,300	129,743
Graham Corp.	7,900	100,883
Hurco Cos., Inc. (a)	5,182	147,169
L B Foster Co. - Class A (b)	10,300	138,226
Manitowoc Co., Inc. (The) (b)	15,300	128,673
Meritor, Inc. (b)	36,600	766,404
Navistar International Corp. (b)	7,500	326,550
Terex Corp.	52,600	1,018,336
Wabash National Corp. (a)	344,000	4,114,240

		11,980,760

Media—1.2%
AMC Networks, Inc. - Class A (a) (b)	66,200	1,635,802
comScore, Inc. (a) (b)	363,500	741,540
Gannett Co., Inc. (a)	285,800	371,540
Hemisphere Media Group, Inc. (b)	80,700	701,283
Sinclair Broadcast Group, Inc. - Class A (a)	58,200	1,119,186
WideOpenWest, Inc. (b)	124,400	645,636

		5,214,987

Metals & Mining—2.2%
Arconic Corp. (b)	29,200	556,260
Century Aluminum Co. (b)	26,800	190,816
Commercial Metals Co.	119,000	2,377,620
Kaiser Aluminum Corp.	18,400	986,056
SunCoke Energy, Inc.	275,100	940,842
Warrior Met Coal, Inc. (a)	89,700	1,532,076
Worthington Industries, Inc.	83,100	3,388,818

		9,972,488

Mortgage Real Estate Investment Trusts—2.6%
Apollo Commercial Real Estate Finance, Inc.	50,400	454,104
Ares Commercial Real Estate Corp. (a)	14,400	131,616
ARMOUR Residential REIT, Inc.	73,600	699,936
Blackstone Mortgage Trust, Inc. - Class A (a)	123,700	2,717,689
Cherry Hill Mortgage Investment Corp. (a)	8,982	80,658
Dynex Capital, Inc. (a)	10,500	159,705

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Ellington Financial, Inc.	11,600	$142,216
Great Ajax Corp. (a)	10,400	86,216
Invesco Mortgage Capital, Inc. (a)	59,855	162,207
KKR Real Estate Finance Trust, Inc.	65,900	1,089,327
Ladder Capital Corp. (a)	192,300	1,369,176
PennyMac Mortgage Investment Trust (a)	87,000	1,398,090
Redwood Trust, Inc.	105,000	789,600
TPG RE Finance Trust, Inc.	67,800	573,588
Two Harbors Investment Corp. (a)	334,645	1,703,343

		11,557,471

Multi-Utilities—1.0%
Avista Corp.	41,700	1,422,804
Black Hills Corp. (a)	43,800	2,342,862
Unitil Corp.	19,400	749,616

		4,515,282

Multiline Retail—0.9%
Big Lots, Inc. (a)	51,600	2,301,360
Dillard’s, Inc. - Class A (a)	47,400	1,731,048

		4,032,408

Oil, Gas & Consumable Fuels—3.0%
Arch Resources, Inc. (a)	31,800	1,350,864
Berry Corp.	240,800	763,336
Bonanza Creek Energy, Inc. (b)	9,000	169,200
CNX Resources Corp. (b)	58,300	550,352
CVR Energy, Inc.	68,100	843,078
Delek U.S. Holdings, Inc. (a)	72,500	806,925
DHT Holdings, Inc.	37,000	190,920
Diamond S Shipping, Inc. (b)	54,400	373,728
Dorian LPG, Ltd. (b)	71,700	574,317
Green Plains, Inc. (b)	91,300	1,413,324
International Seaways, Inc.	24,800	362,328
Kosmos Energy, Ltd. (a)	105,600	103,023
Magnolia Oil & Gas Corp. - Class A (a) (b)	114,300	590,931
Ovintiv, Inc.	99,600	812,736
PDC Energy, Inc. (b)	69,300	858,974
Peabody Energy Corp.	32,500	74,750
Range Resources Corp.	49,500	327,690
Renewable Energy Group, Inc. (a) (b)	28,400	1,517,128
REX American Resources Corp. (b)	16,600	1,089,126
Southwestern Energy Co. (b)	122,200	287,170
Talos Energy, Inc. (b)	28,800	185,760
W&T Offshore, Inc. (a) (b)	170,800	307,440

		13,553,100

Paper & Forest Products—2.0%
Boise Cascade Co.	62,000	2,475,040
Domtar Corp.	54,800	1,439,596
Louisiana-Pacific Corp.	48,900	1,443,039
Neenah, Inc.	6,400	239,808
P H Glatfelter Co.	38,500	530,145
Schweitzer-Mauduit International, Inc. (a)	69,900	2,124,261

Paper & Forest Products—(Continued)
Verso Corp. - Class A	81,000	639,090

		8,890,979

Personal Products—0.2%
Edgewell Personal Care Co. (b)	27,100	755,548

Pharmaceuticals—1.1%
Endo International plc (b)	415,900	1,372,470
Intra-Cellular Therapies, Inc. (b)	33,700	864,742
Lannett Co., Inc. (a) (b)	303,559	1,854,746
Prestige Consumer Healthcare, Inc. (b)	23,300	848,586

		4,940,544

Professional Services—2.3%
Barrett Business Services, Inc.	38,460	2,016,842
GP Strategies Corp. (b)	80,200	773,128
Heidrick & Struggles International, Inc.	42,900	842,985
Huron Consulting Group, Inc. (b)	38,800	1,526,004
Insperity, Inc.	3,300	216,117
Kelly Services, Inc. - Class A	120,100	2,046,504
TrueBlue, Inc. (b)	185,400	2,871,846

		10,293,426

Real Estate Management & Development—0.3%
Realogy Holdings Corp. (a)	125,300	1,182,832

Road & Rail—0.7%
ArcBest Corp.	92,100	2,860,626
Covenant Logistics Group, Inc. (b)	13,400	234,366

		3,094,992

Semiconductors & Semiconductor Equipment—2.2%
Amkor Technology, Inc. (b)	249,000	2,788,800
Cohu, Inc. (a)	74,600	1,281,628
Maxeon Solar Technologies, Ltd. (a) (b)	23,099	391,759
NeoPhotonics Corp. (b)	167,800	1,021,902
SMART Global Holdings, Inc. (b)	28,900	790,126
SunPower Corp. (a) (b)	185,100	2,315,601
Veeco Instruments, Inc. (b)	110,600	1,290,702

		9,880,518

Software—1.5%
ACI Worldwide, Inc. (b)	34,800	909,324
Asure Software, Inc. (a) (b)	86,064	649,783
Avaya Holdings Corp. (a) (b)	124,800	1,896,960
MicroStrategy, Inc. - Class A (a) (b)	7,100	1,068,976
SecureWorks Corp. - Class A (a) (b)	73,870	841,379
Synchronoss Technologies, Inc. (a) (b)	378,700	1,139,887
Xperi Holding Corp.	18,328	210,589

		6,716,898

Specialty Retail—3.6%
Aaron’s, Inc.	14,100	798,765
Abercrombie & Fitch Co. - Class A	81,400	1,133,902

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Bed Bath & Beyond, Inc. (a)	99,200	$1,486,016
Express, Inc. (a) (b)	171,300	104,493
Genesco, Inc. (b)	8,100	174,474
Group 1 Automotive, Inc. (a)	17,200	1,520,308
Haverty Furniture Cos., Inc.	41,400	866,916
Hibbett Sports, Inc. (a) (b)	62,800	2,463,016
Lithia Motors, Inc. - Class A (a)	7,300	1,663,962
Murphy USA, Inc. (b)	5,400	692,658
ODP Corp. (The)	87,080	1,693,706
Sleep Number Corp. (a) (b)	15,400	753,214
Sonic Automotive, Inc. - Class A	40,500	1,626,480
Zumiez, Inc. (b)	42,700	1,187,914

		16,165,824

Technology Hardware, Storage & Peripherals—0.3%
Diebold Nixdorf, Inc. (a) (b)	51,800	395,752
Eastman Kodak Co. (a) (b)	125,700	1,108,674

		1,504,426

Textiles, Apparel & Luxury Goods—0.7%
Fossil Group, Inc. (b)	29,800	171,052
G-III Apparel Group, Ltd. (a) (b)	104,800	1,373,928
Movado Group, Inc.	8,300	82,502
Wolverine World Wide, Inc.	52,900	1,366,936

		2,994,418

Thrifts & Mortgage Finance—3.4%
ESSA Bancorp, Inc.	6,200	76,446
Essent Group, Ltd.	73,000	2,701,730
Luther Burbank Corp. (a)	19,200	160,320
Meridian Bancorp, Inc.	96,200	995,670
MGIC Investment Corp.	157,100	1,391,906
Mr Cooper Group, Inc. (b)	15,500	345,960
Northfield Bancorp, Inc.	193,000	1,760,160
Premier Financial Corp.	26,080	406,196
Radian Group, Inc.	192,300	2,809,503
Territorial Bancorp, Inc.	4,900	99,127
Washington Federal, Inc.	153,100	3,193,666
Waterstone Financial, Inc. (a)	27,400	424,426
Western New England Bancorp, Inc.	20,200	113,726
WSFS Financial Corp.	26,162	705,589

		15,184,425

Trading Companies & Distributors—2.1%
BMC Stock Holdings, Inc. (b)	61,800	2,646,894
DXP Enterprises, Inc. (b)	35,700	575,841
Foundation Building Materials, Inc. (b)	36,900	580,068
GMS, Inc. (b)	31,697	763,898
MRC Global, Inc. (b)	155,400	665,112
NOW, Inc. (b)	406,100	1,843,694
Titan Machinery, Inc. (b)	59,600	788,508
Veritiv Corp. (b)	37,400	473,484

Trading Companies & Distributors—(Continued)
WESCO International, Inc. (b)	30,214	1,330,020

		9,667,519

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a) (b)	102,300	945,252

Total Common Stocks (Cost $477,867,574)		440,110,819

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $10,692,653; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $10,906,557.	10,692,653	10,692,653

Total Short-Term Investments (Cost $10,692,653)		10,692,653

Securities Lending Reinvestments (c)—14.1%

Certificates of Deposit—2.1%
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	500,000	500,082
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	3,000,000	3,000,018
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	1,998,774	1,999,460
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	1,994,800	1,999,520
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (d)	2,000,000	2,001,992

		9,501,072

Repurchase Agreements—6.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,900,015; collateralized by various Common Stock with an aggregate market value of $3,222,693.	2,900,000	2,900,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $4,006,338; collateralized by various Common Stock with an aggregate market value of $4,445,495.	4,000,000	4,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $500,209; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $548,182.	500,000	500,000

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,400,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $3,468,001.	3,400,000	$3,400,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,723,671; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,758,142.	1,723,668	1,723,668
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $3,326,010.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,700,015; collateralized by various Common Stock with an aggregate market value of $3,000,483.	2,700,000	2,700,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,000,048; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,100,056; collateralized by various Common Stock with an aggregate market value of $1,222,500.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $900,005; collateralized by various Common Stock with an aggregate market value of $1,000,385.	900,000	900,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		29,623,668

Mutual Funds—5.4%
Fidelity Government Portfolio, Institutional Class 0.030% (e)	6,200,000	6,200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	8,000,000	8,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	4,000,000	4,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	4,200,000	4,200,000

		24,400,000

Total Securities Lending Reinvestments (Cost $63,521,787)		63,524,740

Total Investments—114.0% (Cost $552,082,014)		514,328,212
Other assets and liabilities (net)—(14.0)%		(63,037,491)

Net Assets—100.0%		$451,290,721

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $62,980,360 and the collateral received consisted of cash in the amount of $63,517,242 and non-cash collateral with a value of $1,173,352. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index E-Mini Futures	12/18/20	141	USD	10,606,020	$76,049

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$440,110,819	$—	$—	$440,110,819
Total Short-Term Investment*	—	10,692,653	—	10,692,653
Securities Lending Reinvestments
Certificates of Deposit	—	9,501,072	—	9,501,072
Repurchase Agreements	—	29,623,668	—	29,623,668
Mutual Funds	24,400,000	—	—	24,400,000
Total Securities Lending Reinvestments	24,400,000	39,124,740	—	63,524,740
Total Investments	$464,510,819	$49,817,393	$—	$514,328,212

Collateral for Securities Loaned (Liability)	$—	$(63,517,242)	$—	$(63,517,242)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$76,049	$—	$—	$76,049

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-240

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—66.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Northrop Grumman Corp.	29,661	$9,357,749

Banks—2.6%
HDFC Bank, Ltd. (a)	415,828	6,123,845
M&T Bank Corp. (b)	60,524	5,573,655

		11,697,500

Capital Markets—4.4%
Goldman Sachs Group, Inc. (The)	14,916	2,997,669
London Stock Exchange Group plc	62,015	7,094,560
S&P Global, Inc.	27,767	10,012,780

		20,105,009

Chemicals—3.8%
Linde plc	42,572	10,137,670
Sherwin-Williams Co. (The)	10,242	7,136,011

		17,273,681

Commercial Services & Supplies—1.2%
Copart, Inc. (a)	50,934	5,356,219

Electronic Equipment, Instruments & Components—0.9%
Halma plc	135,567	4,086,041

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	17,921	6,361,955

Food Products—1.7%
Nestle S.A.	66,154	7,848,451

Health Care Equipment & Supplies—4.1%
Becton Dickinson & Co.	19,929	4,637,080
Danaher Corp.	65,151	14,028,965

		18,666,045

Health Care Providers & Services—2.1%
UnitedHealth Group, Inc.	31,318	9,764,013

Hotels, Restaurants & Leisure—0.7%
Vail Resorts, Inc. (b)	14,808	3,168,468

Household Durables—0.8%
NVR, Inc. (a)	880	3,593,146

Industrial Conglomerates—2.4%
Roper Technologies, Inc.	27,258	10,769,908

Insurance—1.0%
AIA Group, Ltd.	459,800	4,529,572

Interactive Media & Services—4.4%
Alphabet, Inc. - Class A (a)	5,827	8,540,051
Alphabet, Inc. - Class C (a)	779	1,144,818

Interactive Media & Services—(Continued)
Facebook, Inc. - Class A (a)	40,033	10,484,643

		20,169,512

Internet & Direct Marketing Retail—5.8%
Alibaba Group Holding, Ltd. (ADR) (a)	43,240	12,711,695
Amazon.com, Inc. (a)	4,303	13,548,985

		26,260,680

IT Services—8.9%
Accenture plc - Class A	35,452	8,011,798
CGI, Inc. (a)	84,000	5,701,566
MasterCard, Inc. - Class A	34,191	11,562,370
Nomura Research Institute, Ltd.	268,400	7,888,295
VeriSign, Inc. (a)	36,259	7,427,656

		40,591,685

Leisure Products—1.3%
Peloton Interactive, Inc. - Class A (a)	60,994	6,053,045

Life Sciences Tools & Services—3.4%
IQVIA Holdings, Inc. (a)	68,260	10,759,824
Mettler-Toledo International, Inc. (a)	4,923	4,754,387

		15,514,211

Machinery—2.1%
Atlas Copco AB - A Shares	141,632	6,740,719
Parker-Hannifin Corp.	13,179	2,666,639

		9,407,358

Personal Products—1.8%
Estee Lauder Cos., Inc. (The) - Class A	37,699	8,227,807

Semiconductors & Semiconductor Equipment—2.9%
ASML Holding NV	18,038	6,651,234
Texas Instruments, Inc.	46,936	6,701,991

		13,353,225

Software—5.4%
Dassault Systemes SE	35,228	6,571,243
Dropbox, Inc. - Class A (a)	365,944	7,048,082
Open Text Corp.	139,500	5,896,181
Temenos AG	38,798	5,224,787

		24,740,293

Specialty Retail—1.4%
Home Depot, Inc. (The)	22,328	6,200,709

Textiles, Apparel & Luxury Goods—0.1%
Canada Goose Holdings, Inc. (a)	7,981	256,353

Total Common Stocks (Cost $205,201,268)		303,352,635

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—17.3%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
Boeing Co. (The)
3.100%, 05/01/26	20,000	$19,946
3.250%, 02/01/35	5,000	4,695
3.550%, 03/01/38	20,000	18,189
3.625%, 03/01/48	5,000	4,385
3.750%, 02/01/50	15,000	13,724
3.850%, 11/01/48	85,000	77,724
3.950%, 08/01/59	85,000	76,763
Embraer Netherlands Finance B.V. 5.050%, 06/15/25 (b)	370,000	355,200
TransDigm, Inc.
5.500%, 11/15/27	85,000	81,689
6.500%, 07/15/24	76,000	75,810
6.500%, 05/15/25	75,000	74,766
7.500%, 03/15/27	5,000	5,192
8.000%, 12/15/25 (144A)	340,000	369,750

		1,177,833

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	206,448	196,198
4.125%, 12/15/27 (144A)	141,245	122,136
American Airlines Group, Inc.
3.750%, 03/01/25 (144A)	10,000	5,070
5.000%, 06/01/22 (144A) (b)	315,000	214,200
American Airlines Pass-Through Trust
3.700%, 10/15/25	95,735	60,895
3.750%, 10/15/25	264,874	185,055
4.950%, 02/15/25	118,405	83,440
5.250%, 01/15/24	553,738	382,470
American Airlines, Inc. 11.750%, 07/15/25 (144A)	655,000	632,075
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	419,925	395,022
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	285,000	296,756
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	44,106	43,205
United Airlines Pass-Through Trust 3.650%, 10/07/25	78,588	59,276

		2,675,798

Apparel—0.0%
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	95,000	100,700

Auto Manufacturers—1.4%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	108,019
BMW U.S. Capital LLC
3.150%, 04/18/24 (144A)	195,000	209,099
4.150%, 04/09/30 (144A)	200,000	236,657
Ford Motor Co. 6.625%, 10/01/28 (b)	1,675,000	1,804,813

Auto Manufacturers—(Continued)
General Motors Co.
5.200%, 04/01/45	200,000	215,116
6.250%, 10/02/43	55,000	65,066
General Motors Financial Co., Inc.
3.450%, 04/10/22	100,000	102,807
3.600%, 06/21/30	1,250,000	1,288,806
5.250%, 03/01/26	295,000	331,820
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	84,986
Hyundai Capital America
2.650%, 02/10/25 (144A) (b)	110,000	113,256
2.750%, 09/27/26 (144A)	500,000	517,513
6.375%, 04/08/30 (144A)	175,000	223,884
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	275,297
Kia Motors Corp. 3.000%, 04/25/23 (144A) (b)	380,000	397,320
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	234,561

		6,209,020

Auto Parts & Equipment—0.4%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	122,332
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27	440,000	415,800
5.000%, 05/31/26	15,000	14,574
7.000%, 03/15/28	1,228,000	1,300,145
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	202,502

		2,055,353

Banks—2.3%
AIB Group plc 4.750%, 10/12/23 (144A)	300,000	326,116
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	474,913
Banco Bradesco S.A. 2.850%, 01/27/23 (144A)	200,000	202,750
Banco Santander S.A. 3.125%, 02/23/23	200,000	209,488
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	257,552
Bank of Nova Scotia (The) 1.900%, 12/02/21 (CAD)	1,000,000	763,704
Barclays plc 3.650%, 03/16/25	225,000	242,681
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	403,216
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	396,603
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	718,606
4.375%, 03/17/25 (144A)	200,000	220,676

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group AG 4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	250,000	$288,434
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	259,574
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	207,293
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A) (b)	200,000	202,276
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	217,780
4.500%, 11/04/24	200,000	218,329
Morgan Stanley 4.350%, 09/08/26	315,000	364,093
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	251,405
Natwest Group plc 6.000%, 12/19/23	235,000	264,517
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	408,887
Royal Bank of Canada 2.250%, 11/01/24 (b)	350,000	370,917
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	106,716
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	218,709
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	285,181
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	320,020
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	335,000	363,652
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	373,974
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	745,718
Westpac Banking Corp. 2.650%, 01/16/30 (b)	400,000	442,683
Woori Bank 5.875%, 04/13/21 (144A)	200,000	204,902

		10,331,365

Beverages—0.2%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	439,365
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	126,899
Diageo Capital plc 2.125%, 04/29/32	200,000	207,317

		773,581

Building Materials—0.6%
Cemex S.A.B. de C.V. 5.700%, 01/11/25	475,000	484,958

Building Materials—(Continued)
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,703,475
Masco Corp.
6.500%, 08/15/32	8,000	10,360
7.750%, 08/01/29	94,000	132,516
Owens Corning 4.400%, 01/30/48	215,000	238,948

		2,570,257

Chemicals—0.3%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	192,500
4.500%, 01/31/30	200,000	186,750
Ecolab, Inc. 4.800%, 03/24/30	20,000	25,419
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	215,297
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	129,349
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10/04/27	200,000	215,500
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	224,468

		1,189,283

Commercial Services—0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750%, 07/15/27 (144A)	10,000	9,019
Edenred 1.875%, 03/06/26 (EUR)	200,000	251,681
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	116,553
1.625%, 11/27/27 (EUR)	100,000	118,584

		495,837

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	193,786
8.100%, 07/15/36 (144A)	210,000	275,819
8.350%, 07/15/46 (144A)	150,000	198,844
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (b)	160,000	203,281

		871,730

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	46,870

Diversified Financial Services—1.7%
Air Lease Corp.
2.250%, 01/15/23	15,000	15,031
3.000%, 02/01/30	40,000	37,231
3.250%, 10/01/29	20,000	18,988

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	$257,853
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	213,961
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	205,911
GE Capital Funding LLC 4.550%, 05/15/32 (144A)	885,000	952,414
Jefferies Group LLC 6.250%, 01/15/36	175,000	216,584
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28 (144A)	130,000	129,838
9.125%, 07/15/26 (144A)	820,000	879,450
Navient Corp.
5.000%, 10/26/20	1,745,000	1,745,000
5.500%, 01/25/23	555,000	560,084
5.625%, 08/01/33	1,150,000	969,094
5.875%, 10/25/24	40,000	39,775
6.750%, 06/15/26	185,000	185,000
OneMain Finance Corp.
5.625%, 03/15/23 (b)	135,000	140,063
6.875%, 03/15/25	205,000	227,483
7.750%, 10/01/21	165,000	172,578
8.250%, 10/01/23	65,000	72,150
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	193,017
Quicken Loans LLC
5.250%, 01/15/28 (144A)	70,000	73,756
5.750%, 05/01/25 (144A)	60,000	61,770
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	208,865

		7,575,896

Electric—0.5%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	22,099
Edison International 4.950%, 04/15/25	20,000	21,888
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	203,716
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	320,273
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	199,720
Enel Chile S.A. 4.875%, 06/12/28	110,000	129,855
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	244,256
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	206,613
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	253,352
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	499,100

		2,100,872

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	42,284

Food—0.2%
BRF S.A. 4.875%, 01/24/30	365,000	374,578
Kraft Heinz Foods Co. 4.375%, 06/01/46	240,000	246,364
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	212,900

		833,842

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A.
4.500%, 08/01/24	200,000	218,042
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	425,000

		643,042

Gas—0.0%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	208,837

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	161,593
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	129,793

		291,386

Healthcare-Services—2.1%
HCA, Inc.
7.050%, 12/01/27	65,000	75,887
7.500%, 11/06/33	4,235,000	5,632,550
7.580%, 09/15/25 (b)	310,000	369,675
7.750%, 07/15/36	1,185,000	1,510,875
Tenet Healthcare Corp.
5.125%, 05/01/25	395,000	395,395
6.125%, 10/01/28 (144A) (b)	585,000	569,644
6.875%, 11/15/31 (b)	995,000	975,100

		9,529,126

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	254,903

Home Builders—0.1%
Beazer Homes USA, Inc. 7.250%, 10/15/29	465,000	497,550

Home Furnishings—0.0%
Whirlpool Corp. 4.600%, 05/15/50	180,000	222,440

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.8%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	$215,968
3.600%, 04/09/29	200,000	224,878
3.900%, 04/06/28 (144A)	260,000	295,435
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	846,382
MGIC Investment Corp. 5.250%, 08/15/28	355,000	367,318
Nationwide Mutual Insurance Co. 4.350%, 04/30/50 (144A)	610,000	652,083
Old Republic International Corp.
4.875%, 10/01/24	175,000	198,619
Prudential Financial, Inc. 3.700%, 03/13/51	150,000	165,088
Radian Group, Inc.
4.500%, 10/01/24	70,000	69,489
4.875%, 03/15/27	40,000	39,800
6.625%, 03/15/25	435,000	458,925

		3,533,985

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	268,958
Baidu, Inc. 3.875%, 09/29/23	200,000	214,520
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	208,586
3.280%, 04/11/24 (144A)	200,000	213,016
Weibo Corp. 3.500%, 07/05/24	200,000	210,388

		1,115,468

Investment Companies—0.3%
Owl Rock Capital Corp. 4.250%, 01/15/26	990,000	1,002,680
Owl Rock Technology Finance Corp. 4.750%, 12/15/25 (144A)	605,000	597,692

		1,600,372

Iron/Steel—0.0%
United States Steel Corp. 6.650%, 06/01/37	65,000	39,975

Media—0.6%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	208,160
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	6,283
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	211,250
DISH DBS Corp.
5.000%, 03/15/23	160,000	163,200
5.875%, 11/15/24	570,000	586,977
7.750%, 07/01/26	145,000	159,407

Media—(Continued)
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	202,673
iHeartCommunications, Inc. 8.375%, 05/01/27 (b)	220,000	216,700
Time Warner Cable LLC
4.500%, 09/15/42	45,000	48,794
5.500%, 09/01/41	30,000	36,281
ViacomCBS, Inc.
4.375%, 03/15/43	10,000	10,599
4.950%, 05/19/50	195,000	226,223
5.250%, 04/01/44	135,000	158,094
5.850%, 09/01/43	50,000	62,646
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	241,960

		2,539,247

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	200,000	198,380
5.625%, 04/01/30 (144A)	200,000	245,334
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	300,883
4.500%, 09/16/25	230,000	259,128
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	336,036
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	405,445

		1,745,206

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.500%, 03/11/44	55,000	56,708

Multi-National—0.1%
International Bank for Reconstruction & Development 2.200%, 01/18/22 (CAD)	640,000	492,332

Oil & Gas—1.1%
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	188,070
Chesapeake Energy Corp.
4.875%, 04/15/22 (d)	2,145,000	85,800
5.750%, 03/15/23 (d)	130,000	4,875
8.000%, 06/15/27 (b) (d)	270,000	9,113
Cimarex Energy Co. 4.375%, 06/01/24	675,000	724,384
Continental Resources, Inc.
3.800%, 06/01/24	180,000	166,880
4.500%, 04/15/23	195,000	185,915
5.000%, 09/15/22	19,000	18,869
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	200,500
Ecopetrol S.A. 5.875%, 05/28/45	325,000	354,250

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Equinor ASA 3.625%, 04/06/40	355,000	$405,967
Occidental Petroleum Corp.
6.625%, 09/01/30	280,000	258,300
8.875%, 07/15/30	220,000	226,600
Petrobras Global Finance B.V. 5.999%, 01/27/28 (b)	315,000	349,965
Petroleos Mexicanos 5.950%, 01/28/31	450,000	374,229
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	217,300
Range Resources Corp.
4.875%, 05/15/25	130,000	117,338
5.000%, 03/15/23	86,000	81,700
SM Energy Co. 10.000%, 01/15/25 (144A)	669,000	635,550
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	364,317
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. 9.750%, 04/15/23 (144A)	25,000	17,000

		4,986,922

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	420,446

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A) (b)	1,230,000	1,297,650
6.625%, 05/13/27 (144A)	75,000	81,234
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	10,429
5.500%, 09/15/25 (144A)	280,000	310,800
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	118,387

		1,818,500

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	437,083
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	104,659
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	131,545
Enbridge, Inc. 2.900%, 07/15/22	125,000	129,736
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	462,536
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	198,037
MPLX L.P.
4.500%, 07/15/23	10,000	10,837
4.875%, 06/01/25	40,000	45,340
New Fortress Energy, Inc. 6.750%, 09/15/25 (144A)	145,000	151,597

Pipelines—(Continued)
NGL Energy Partners L.P. / NGL Energy Finance Corp.
6.125%, 03/01/25	265,000	157,675
7.500%, 11/01/23	125,000	83,281
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	10,549
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	725,217

		2,648,092

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	227,681

Real Estate Investment Trusts—0.3%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	565,000	574,887
iStar, Inc. 4.750%, 10/01/24	35,000	33,863
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	374,638
0.375%, 02/06/28 (EUR)	110,000	129,513
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	188,909
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	160,226
Service Properties Trust
3.950%, 01/15/28	5,000	4,180
4.350%, 10/01/24	55,000	49,765
4.500%, 06/15/23	15,000	14,716
4.650%, 03/15/24	10,000	9,300
4.750%, 10/01/26	5,000	4,456
4.950%, 02/15/27	25,000	22,250

		1,566,703

Retail—0.2%
J.C. Penney Corp., Inc. 7.625%, 03/01/97 (d)	155,000	574
Michaels Stores, Inc. 8.000%, 07/15/27 (144A)	665,000	694,925
Walmart, Inc. 3.700%, 06/26/28	235,000	277,727

		973,226

Semiconductors—0.0%
Broadcom, Inc. 5.000%, 04/15/30	85,000	100,257

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	185,011

Telecommunications—0.8%
America Movil S.A.B. de C.V.
2.125%, 03/10/28 (EUR)	235,000	308,596
2.875%, 05/07/30	200,000	216,624

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.650%, 09/15/59 (144A)	147,000	$141,954
4.500%, 03/09/48	77,000	87,907
British Telecommunications plc 3.250%, 11/08/29 (144A) (b)	200,000	214,558
Cincinnati Bell, Inc. 8.000%, 10/15/25 (144A)	15,000	15,844
Colombia Telecomunicaciones S.A. ESP 4.950%, 07/17/30 (144A)	200,000	208,000
KT Corp. 2.500%, 07/18/26 (144A)	210,000	224,395
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	200,000	213,500
6.625%, 10/15/26	200,000	214,504
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	400,000	408,700
4.755%, 11/11/24	200,000	204,350
T-Mobile USA, Inc. 3.875%, 04/15/30 (144A)	355,000	403,646
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	249,108
Turk Telekomunikasyon 6.875%, 02/28/25	360,000	367,200
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	209,315

		3,688,201

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	155,274

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.000%, 07/15/25 (144A)	185,000	208,338

Total Corporate Bonds & Notes (Cost $74,770,491)		78,799,749

Foreign Government—8.1%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A) (b)	365,000	368,103

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	269,399

Regional Government—0.4%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	1,123,669
6.000%, 03/01/22 (AUD)	510,000	395,382
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	255,511

		1,774,562

Sovereign—7.4%
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	329,471
Brazilian Government International Bonds
4.500%, 05/30/29 (b)	340,000	362,596
4.625%, 01/13/28	290,000	314,070
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	403,495
0.750%, 09/01/21 (CAD)	3,205,000	2,419,510
1.750%, 05/01/21 (CAD)	3,480,000	2,637,697
Chile Government International Bond 3.240%, 02/06/28	400,000	445,000
China Government Bonds
3.300%, 07/04/23 (CNY)	1,500,000	224,284
3.390%, 05/21/25 (CNY)	1,000,000	151,219
Colombia Government International Bond 3.875%, 04/25/27	200,000	215,702
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	373,873
7.500%, 08/26/26 (COP)	4,868,600,000	1,465,812
Dominican Republic International Bonds
4.875%, 09/23/32 (144A)	150,000	149,175
6.000%, 07/19/28 (144A)	200,000	215,000
8.625%, 04/20/27 (144A)	200,000	233,750
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	192,969
Export-Import Bank of Korea
3.000%, 11/01/22	200,000	209,681
French Republic Government Bond OAT
4.250%, 10/25/23 (EUR)	890,000	1,202,298
Indonesia Government International Bonds
2.850%, 02/14/30 (b)	200,000	210,031
2.875%, 07/08/21 (144A) (EUR)	220,000	262,865
4.125%, 01/15/25 (144A)	200,000	223,197
4.200%, 10/15/50 (b)	200,000	230,991
4.750%, 01/08/26 (144A)	200,000	232,129
4.750%, 01/08/26	200,000	232,129
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	370,806
7.500%, 05/15/38 (IDR)	6,358,000,000	423,653
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	86,787
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	2,675,000	801,929
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	1,103,421
2.000%, 02/01/28 (EUR)	325,000	419,495
2.500%, 11/15/25 (EUR)	605,000	788,706
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	3,116,089
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	84,246,490	797,212
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	332,345
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	820,717

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexican Bonos
5.750%, 03/05/26 (MXN)	6,490,000	$300,480
8.000%, 12/07/23 (MXN)	1,835,000	91,035
8.500%, 05/31/29 (MXN)	14,420,800	771,138
Mexico Government International Bonds
3.250%, 04/16/30	335,000	341,871
4.000%, 03/15/15 (EUR)	100,000	117,268
New Zealand Government Bond 3.000%, 04/20/29 (NZD)	455,000	367,317
Norway Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	625,409
Panama Government International Bond 4.500%, 04/01/56	200,000	250,000
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	230,300
Peruvian Government International Bond 2.392%, 01/23/26	125,000	130,938
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	291,215
Republic of Poland Government Bond 1.250%, 10/25/30 (PLN)	3,000,000	770,988
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	817,046
Singapore Government Bond 2.750%, 07/01/23 (SGD)	515,000	402,629
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	565,757
8.875%, 02/28/35 (ZAR)	5,960,000	297,827
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	219,061
1.600%, 04/30/25 (144A) (EUR)	180,000	229,418
1.950%, 07/30/30 (144A) (EUR)	310,000	425,175
2.700%, 10/31/48 (144A) (EUR)	265,000	438,629
4.400%, 10/31/23 (144A) (EUR)	525,000	707,579
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	841,091
Turkey Government International Bonds
5.250%, 03/13/30 (b)	950,000	845,090
7.625%, 04/26/29 (b)	200,000	205,810
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	899,817
2.750%, 09/07/24 (GBP)	215,000	308,339
4.250%, 06/07/32 (GBP)	125,000	233,348
Uruguay Government International Bond 4.375%, 01/23/31	170,000	202,088

		33,924,767

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	348,771

Total Foreign Government (Cost $35,744,253)		36,685,602

U.S. Treasury & Government Agencies—4.5%
Security Description	Principal Amount*	Value

U.S. Treasury—4.5%
U.S. Treasury Bonds
1.250%, 05/15/50 (b)	5,265,000	4,989,410
1.375%, 08/15/50	3,215,000	3,145,677
2.000%, 02/15/50	1,930,000	2,183,011
2.875%, 05/15/49	640,000	856,875
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (e)	245,001	249,302
0.375%, 07/15/27 (e)	1,080,211	1,200,384
0.625%, 04/15/23 (e)	2,450,909	2,563,115
U.S. Treasury Notes
1.500%, 11/30/21	520,000	528,084
1.625%, 08/15/29 (b)	3,310,000	3,602,728
2.875%, 08/15/28	335,000	395,418
3.125%, 11/15/28	615,000	740,763

Total U.S. Treasury & Government Agencies (Cost $19,606,153)		20,454,767

Convertible Bonds—0.7%

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	151,904

Internet—0.1%
Booking Holdings, Inc. 0.900%, 09/15/21	595,000	633,142

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	1,135,000	1,041,926

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26 (d)	20,000	652

Real Estate Investment Trusts—0.1%
iStar, Inc. 3.125%, 09/15/22	210,000	223,347

Software—0.3%
Evolent Health, Inc. 3.500%, 12/01/24	75,000	73,500
Nuance Communications, Inc.
1.000%, 12/15/35	660,000	958,650
1.250%, 04/01/25	60,000	106,278

		1,138,428

Total Convertible Bonds (Cost $2,788,289)		3,189,399

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	542,326

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	660,000	$681,206

Total Municipals (Cost $1,295,392)		1,223,532

Convertible Preferred Stocks—0.1%

Oil & Gas—0.0%
Chesapeake Energy Corp.
5.000%, 12/31/49 (d) (f) (g)	849	0
5.750%, 12/31/49 (b) (d) (f) (g)	20	0
5.750%, 12/31/49 (b) (d) (f) (g)	393	0
5.750%, 12/31/49 (144A) † (b) (d) (f) (g)	17	0

		0

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	269,115

Total Convertible Preferred Stocks (Cost $519,960)		269,115

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	246,881	188,128

Total Mortgage-Backed Securities (Cost $230,386)		188,128

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $8,552,738; collateralized by U.S. Treasury Note at 0.125%, maturing 08/31/22, with a market value of $8,723,843.	8,552,738	8,552,738

Total Short-Term Investments (Cost $8,552,738)		8,552,738

Securities Lending Reinvestments (h)—2.2%

Repurchase Agreements—1.3%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,100,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,122,000.	1,100,000	1,100,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $408,000.	400,000	400,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $619,288; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $631,673.	619,287	619,287
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $2,217,340.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $300,002; collateralized by various Common Stock with an aggregate market value of $333,387.	300,000	300,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,400,067; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	1,400,000

		5,819,287

Mutual Funds—0.9%
Fidelity Government Portfolio, Institutional Class 0.030% (i)	1,100,000	1,100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (i)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (i)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (i)	500,000	500,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (i)	700,000	700,000

		4,300,000

Total Securities Lending Reinvestments (Cost $10,119,287)		10,119,287

Total Investments—101.7% (Cost $358,828,217)		462,834,952
Other assets and liabilities (net)—(1.7)%		(7,545,262)

Net Assets—100.0%		$455,289,690

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $15,500,990 and the collateral received consisted of cash in the amount of $10,119,287 and non-cash collateral with a value of $5,880,566. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Principal amount of security is adjusted for inflation.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $34,685,549, which is 7.6% of net assets.

Country Diversification as of September 30, 2020 (Unaudited)	% of Net Assets
United States	61.3
United Kingdom	5.5
Canada	4.6
China	3.2
Switzerland	3.0
Japan	2.6
France	2.2
Netherlands	1.6
Sweden	1.5
India	1.4

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Chesapeake Energy Corp., 5.750%, 12/31/49	01/07/13-01/09/13	17	$15,611	$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	13,997,000	MSC	12/16/20	USD	16,530,737	$(92,299)
GBP	1,240,000	UBSA	12/16/20	USD	1,585,662	15,126
JPY	968,000,000	CSI	12/16/20	USD	9,127,150	60,529
KRW	813,000,000	BOA	12/16/20	USD	685,787	9,421

Contracts to Deliver
CAD	7,552,000	UBSA	12/16/20	USD	5,737,324	63,851
COP	7,721,975,000	CSI	12/16/20	USD	2,072,040	62,126
GBP	317,000	UBSA	12/16/20	USD	404,351	(4,883)
GBP	127,000	UBSA	12/16/20	USD	161,996	(1,956)
IDR	4,981,000,000	UBSA	12/16/20	USD	332,193	(248)
THB	24,000,000	UBSA	12/16/20	USD	760,023	2,697

Cross Currency Contracts to Buy
EUR	355,951	MSC	12/16/20	NOK	3,786,000	12,063

Net Unrealized Appreciation						$126,427

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

BHFTI-250

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,357,749	$—	$—	$9,357,749
Banks	5,573,655	6,123,845	—	11,697,500
Capital Markets	13,010,449	7,094,560	—	20,105,009
Chemicals	17,273,681	—	—	17,273,681
Commercial Services & Supplies	5,356,219	—	—	5,356,219
Electronic Equipment, Instruments & Components	—	4,086,041	—	4,086,041
Food & Staples Retailing	6,361,955	—	—	6,361,955
Food Products	—	7,848,451	—	7,848,451
Health Care Equipment & Supplies	18,666,045	—	—	18,666,045
Health Care Providers & Services	9,764,013	—	—	9,764,013
Hotels, Restaurants & Leisure	3,168,468	—	—	3,168,468
Household Durables	3,593,146	—	—	3,593,146
Industrial Conglomerates	10,769,908	—	—	10,769,908
Insurance	—	4,529,572	—	4,529,572
Interactive Media & Services	20,169,512	—	—	20,169,512
Internet & Direct Marketing Retail	26,260,680	—	—	26,260,680
IT Services	32,703,390	7,888,295	—	40,591,685
Leisure Products	6,053,045	—	—	6,053,045
Life Sciences Tools & Services	15,514,211	—	—	15,514,211
Machinery	2,666,639	6,740,719	—	9,407,358
Personal Products	8,227,807	—	—	8,227,807
Semiconductors & Semiconductor Equipment	6,701,991	6,651,234	—	13,353,225
Software	12,944,263	11,796,030	—	24,740,293

BHFTI-251

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$6,200,709	$—	$—	$6,200,709
Textiles, Apparel & Luxury Goods	256,353	—	—	256,353
Total Common Stocks	240,593,888	62,758,747	—	303,352,635
Total Corporate Bonds & Notes*	—	78,799,749	—	78,799,749
Total Foreign Government*	—	36,685,602	—	36,685,602
Total U.S. Treasury & Government Agencies*	—	20,454,767	—	20,454,767
Total Convertible Bonds*	—	3,189,399	—	3,189,399
Total Municipals*	—	1,223,532	—	1,223,532
Convertible Preferred Stocks
Oil & Gas	—	—	0	0
Pipelines	269,115	—	—	269,115
Total Convertible Preferred Stocks	269,115	—	0	269,115
Total Mortgage-Backed Securities*	—	188,128	—	188,128
Total Short-Term Investment*	—	8,552,738	—	8,552,738
Securities Lending Reinvestments
Repurchase Agreements	—	5,819,287	—	5,819,287
Mutual Funds	4,300,000	—	—	4,300,000
Total Securities Lending Reinvestments	4,300,000	5,819,287	—	10,119,287
Total Investments	$245,163,003	$217,671,949	$0	$462,834,952

Collateral for Securities Loaned (Liability)	$—	$(10,119,287)	$—	$(10,119,287)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$225,813	$—	$225,813
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(99,386)	—	(99,386)
Total Forward Contracts	$—	$126,427	$—	$126,427

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $97,153 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-252

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Boeing Co. (The)	493,404	$81,539,945

Air Freight & Logistics—2.4%
Expeditors International of Washington, Inc.	735,367	66,565,421

Beverages—3.4%
Monster Beverage Corp. (a)	1,166,259	93,533,972

Biotechnology—3.3%
Regeneron Pharmaceuticals, Inc. (a) (b)	159,168	89,099,063

Capital Markets—3.1%
FactSet Research Systems, Inc. (b)	136,252	45,628,070
SEI Investments Co.	762,686	38,683,434

		84,311,504

Communications Equipment—1.6%
Cisco Systems, Inc.	1,132,019	44,590,228

Energy Equipment & Services—0.6%
Schlumberger NV	969,745	15,089,232

Entertainment—2.0%
Walt Disney Co. (The)	436,558	54,168,117

Health Care Equipment & Supplies—2.2%
Intuitive Surgical, Inc. (a)	53,917	38,256,268
Varian Medical Systems, Inc. (a)	133,751	23,005,172

		61,261,440

Health Care Technology—1.6%
Cerner Corp. (b)	620,362	44,845,969

Hotels, Restaurants & Leisure—3.9%
Starbucks Corp.	554,542	47,646,249
Yum China Holdings, Inc. (b)	485,010	25,681,280
Yum! Brands, Inc.	358,625	32,742,462

		106,069,991

Household Products—1.5%
Colgate-Palmolive Co.	533,836	41,185,447

Interactive Media & Services—11.5%
Alphabet, Inc. - Class A (a) (b)	49,338	72,309,773
Alphabet, Inc. - Class C (a) (b)	49,468	72,698,173
Facebook, Inc. - Class A (a)	652,245	170,822,965

		315,830,911

Internet & Direct Marketing Retail—14.3%
Alibaba Group Holding, Ltd. (ADR) (a)	633,547	186,250,147
Amazon.com, Inc. (a)	65,278	205,542,797

		391,792,944

IT Services—6.6%
Automatic Data Processing, Inc.	122,404	17,074,134
Visa, Inc. - A Shares (b)	824,469	164,869,066

		181,943,200

Life Sciences Tools & Services—2.2%
Illumina, Inc. (a)	193,606	59,839,742

Machinery—3.7%
Deere & Co.	462,993	102,613,139

Pharmaceuticals—5.7%
Novartis AG (ADR)	550,864	47,903,134
Novo Nordisk A/S (ADR)	388,501	26,973,624
Roche Holding AG (ADR)	1,909,222	81,733,794

		156,610,552

Semiconductors & Semiconductor Equipment—7.9%
NVIDIA Corp.	275,442	149,074,719
QUALCOMM, Inc.	564,130	66,386,819

		215,461,538

Software—19.5%
Autodesk, Inc. (a)	541,343	125,055,646
Microsoft Corp.	559,680	117,717,494
Oracle Corp.	1,805,118	107,765,545
Salesforce.com, Inc. (a)	551,245	138,538,893
Workday, Inc. - Class A (a)	205,097	44,122,518

		533,200,096

Total Common Stocks (Cost $2,102,724,995)		2,739,552,451

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $7,023,723; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/27, with a market value of $7,164,253.	7,023,723	7,023,723

Total Short-Term Investments (Cost $7,023,723)		7,023,723

Securities Lending Reinvestments (c)—5.9%

Certificates of Deposit—1.5%
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,000
0.480%, SOFR + 0.410%, 10/02/20 (d)	3,000,000	3,000,042
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	3,000,000	3,000,246

BHFTI-253

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	4,000,000	$4,001,748
Credit Suisse AG 0.550%, SOFR + 0.480%, 10/06/20 (d)	15,000,000	15,000,885
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	500,000	499,441
0.281%, SOFR + 0.210%, 02/22/21 (d)	500,000	499,441
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	1,500,000	1,500,246
Mizuho Bank, Ltd. 0.250%, 03/22/21	5,000,000	5,000,240
National Westminster Bank plc Zero Coupon, 12/03/20	2,998,501	2,998,860
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	2,000,000	2,000,152

		39,501,301

Repurchase Agreements—2.1%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,000,015; collateralized by various Common Stock with an aggregate market value of $3,333,820.	3,000,000	3,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $4,001,400; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,728.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $3,289,093.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,600,007; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,652,000.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $6,200,017; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $6,324,001.	6,200,000	6,200,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $6,682,455; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $6,816,093.	6,682,444	6,682,444
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $11,300,066; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $12,527,973.	11,300,000	11,300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $8,600,048; collateralized by various Common Stock with an aggregate market value of $9,557,092.	8,600,000	8,600,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,263,949; collateralized by various Common Stock with an aggregate market value of $1,404,636.	1,263,885	1,263,885
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,700,022; collateralized by various Common Stock with an aggregate market value of $4,112,693.	3,700,000	3,700,000

		57,546,329

Mutual Funds—2.3%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	9,900,000	9,900,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	17,000,000	17,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	5,000,000	5,000,000

BHFTI-254

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	6,600,000	$6,600,000

		64,000,000

Total Securities Lending Reinvestments (Cost $161,045,280)		161,047,630

Total Investments—106.2% (Cost $2,270,793,998)		2,907,623,804
Other assets and liabilities (net)—(6.2)%		(168,484,323)

Net Assets—100.0%		$2,739,139,481

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $158,271,254 and the collateral received consisted of cash in the amount of $161,044,830. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,739,552,451	$—	$—	$2,739,552,451
Total Short-Term Investment*	—	7,023,723	—	7,023,723
Securities Lending Reinvestments
Certificates of Deposit	—	39,501,301	—	39,501,301
Repurchase Agreements	—	57,546,329	—	57,546,329
Mutual Funds	64,000,000	—	—	64,000,000
Total Securities Lending Reinvestments	64,000,000	97,047,630	—	161,047,630
Total Investments	$2,803,552,451	$104,071,353	$—	$2,907,623,804

Collateral for Securities Loaned (Liability)	$—	$(161,044,830)	$—	$(161,044,830)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-255

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—76.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—76.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	63,407,313	$728,550,030
MetLife Mid Cap Stock index Portfolio (Class A) (a)	5,919,118	90,503,321
MetLife MSCI EAFE Index Portfolio (Class A) (a)	14,959,940	191,786,425
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,491,883	42,661,037
MetLife Stock Index Portfolio (Class A) (a)	5,894,239	318,819,368

Total Mutual Funds (Cost $1,303,622,564)		1,372,320,181

Short-Term Investments—23.7%

Discount Note—2.8%
Federal Home Loan Bank 0.312%, 10/26/20 (b) (c)	50,000,000	49,997,916

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $742,119; collateralized by U.S. Treasury Note at 0.125%, maturing 08/31/22, with a market value of $757,060.	742,119	742,119

U.S. Treasury—20.9%
U.S. Treasury Bills
0.086%, 11/17/20 (b)	86,900,000	86,889,222
0.096%, 10/29/20 (b)	98,200,000	98,192,554
0.113%, 12/10/20 (b) (d)	99,000,000	98,980,750
U.S. Treasury Cash Management Bill 0.081%, 12/08/20 (b)	91,500,000	91,474,939

		375,537,465

Total Short-Term Investments (Cost $426,277,907)		426,277,500

Total Investments—100.1% (Cost $1,729,900,471)		1,798,597,681
Other assets and liabilities (net)—(0.1)%		(1,835,542)

Net Assets—100.0%		$1,796,762,139

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $24,698,971.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $26,994,750.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/18/20	927	USD	85,895,820	$(2,217,968)
Russell 2000 Index E-Mini Futures	12/18/20	435	USD	32,720,700	327,772
S&P 500 Index E-Mini Futures	12/18/20	743	USD	124,526,800	1,059,518
S&P Midcap 400 Index E-Mini Future	12/18/20	204	USD	37,860,360	143,514

Net Unrealized Depreciation					$(687,164)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.560%	Semi-Annually	11/12/30	USD	83,000,000	$(1,456,733)	$21,677	$(1,478,410)
Pay	3M LIBOR	Quarterly	0.640%	Semi-Annually	10/15/30	USD	83,000,000	(733,952)	99,883	(833,835)
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	08/14/30	USD	83,000,000	(384,265)	43,171	(427,436)
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	07/08/30	USD	83,000,000	(88,420)	32,785	(121,205)
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	12/16/30	USD	85,000,000	(413,415)	(178,661)	(234,754)
Pay	3M LIBOR	Quarterly	0.940%	Semi-Annually	09/09/30	USD	83,000,000	1,768,141	4,844	1,763,297

Totals								$(1,308,644)	$23,699	$(1,332,343)

BHFTI-256

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,372,320,181	$—	$—	$1,372,320,181
Total Short-Term Investments*	—	426,277,500	—	426,277,500
Total Investments	$1,372,320,181	$426,277,500	$—	$1,798,597,681

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,530,804	$—	$—	$1,530,804
Futures Contracts (Unrealized Depreciation)	(2,217,968)	—	—	(2,217,968)
Total Futures Contracts	$(687,164)	$—	$—	$(687,164)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,763,297	$—	$1,763,297
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,095,640)	—	(3,095,640)
Total Centrally Cleared Swap Contracts	$—	$(1,332,343)	$—	$(1,332,343)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-257

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—2.5%
APA Group	959,768	$7,116,570
Brambles, Ltd.	1,846,487	13,900,476
carsales.com, Ltd.	220,418	3,273,082
Macquarie Group, Ltd.	123,529	10,610,816
Oil Search, Ltd.	2,209,066	4,195,496
Seek, Ltd.	276,855	4,235,175

		43,331,615

Belgium—0.7%
KBC Group NV	232,450	11,639,481

Canada—1.8%
Constellation Software, Inc.	8,969	9,966,431
Ritchie Bros Auctioneers, Inc.	235,602	13,972,806
TC Energy Corp.	156,543	6,571,855

		30,511,092

China—4.2%
51job, Inc. (ADR) (a)	94,759	7,390,254
China Resources Gas Group, Ltd.	1,636,424	7,326,433
ESR Cayman, Ltd. (a)	2,156,600	6,692,374
NetEase, Inc. (ADR)	38,302	17,414,770
Prosus NV (a)	84,488	7,791,314
Tencent Holdings, Ltd.	204,800	13,638,323
Yum China Holdings, Inc.	206,849	10,952,655

		71,206,123

Denmark—3.1%
Novo Nordisk A/S - Class B	632,672	43,946,520
Orsted A/S	67,385	9,294,742

		53,241,262

France—9.2%
BNP Paribas S.A. (a)	573,750	20,784,680
Danone S.A.	310,451	20,080,314
EssilorLuxottica S.A. (a)	157,672	21,441,096
Legrand S.A.	236,414	18,873,787
LVMH Moet Hennessy Louis Vuitton SE	69,693	32,581,186
Schneider Electric SE	340,335	42,240,674

		156,001,737

Germany—8.6%
Adidas AG (a)	70,494	22,816,314
Bayer AG	302,319	18,895,140
E.ON SE	566,928	6,263,802
GEA Group AG	493,408	17,392,594
Grand City Properties S.A.	934,863	22,590,296
LEG Immobilien AG	169,392	24,181,066
Scout24 AG	131,466	11,474,810
Symrise AG	159,043	22,002,308

		145,616,330

Greece—0.5%
Hellenic Telecommunications Organization S.A.	569,190	8,216,976

Hong Kong—4.6%
AIA Group, Ltd.	3,066,428	30,207,930
CLP Holdings, Ltd.	1,081,500	10,080,957
Hong Kong Exchanges and Clearing, Ltd.	311,600	14,646,564
Techtronic Industries Co., Ltd.	1,780,500	23,412,962

		78,348,413

India—0.9%
HDFC Bank, Ltd. (a)	1,072,634	15,796,543

Indonesia—0.3%
Bank Central Asia Tbk PT	3,003,500	5,481,309

Ireland—1.2%
AIB Group plc (a)	4,095,507	4,201,175
Flutter Entertainment plc (a)	58,634	9,234,271
Ryanair Holdings plc (ADR) (a)	88,767	7,257,590

		20,693,036

Italy—0.4%
Eni S.p.A.	857,677	6,709,475

Japan—21.6%
Daikin Industries, Ltd.	161,100	29,705,330
Fujitsu, Ltd.	79,500	10,885,970
Hitachi, Ltd.	561,400	18,969,539
Idemitsu Kosan Co., Ltd. (b)	339,300	7,228,969
Japan Tobacco, Inc.	598,131	10,922,350
Kansai Paint Co., Ltd.	335,100	8,323,274
Kao Corp.	225,400	16,914,046
KDDI Corp.	702,200	17,762,819
Koito Manufacturing Co., Ltd.	272,200	13,876,838
Kubota Corp.	1,181,500	21,135,672
Kyocera Corp.	235,200	13,438,849
Kyowa Kirin Co., Ltd.	776,800	22,064,242
Mitsubishi UFJ Financial Group, Inc.	3,649,900	14,484,343
Nintendo Co., Ltd.	24,600	13,984,617
Nitto Denko Corp.	217,800	14,199,350
Nomura Research Institute, Ltd.	475,900	13,986,735
Persol Holdings Co., Ltd.	462,000	7,514,465
Santen Pharmaceutical Co., Ltd.	1,382,000	28,337,802
SMC Corp.	14,100	7,847,462
SoftBank Group Corp.	352,100	21,741,208
Sugi Holdings Co., Ltd.	50,100	3,542,197
Terumo Corp.	452,400	18,024,306
TOTO, Ltd.	266,900	12,245,940
USS Co., Ltd.	863,700	15,449,661
Yamaha Corp.	104,500	5,002,012

		367,587,996

Netherlands—7.2%
Akzo Nobel NV	242,866	24,596,225
Euronext NV	272,903	34,112,495
Koninklijke Philips NV (a)	455,409	21,454,425
NXP Semiconductors NV	116,973	14,599,400
Wolters Kluwer NV	316,014	26,979,999

		121,742,544

BHFTI-258

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.5%
Galp Energia SGPS S.A.	881,654	$8,172,133

South Korea—1.5%
NAVER Corp.	50,257	12,724,619
Samsung Electronics Co., Ltd.	262,355	13,218,933

		25,943,552

Spain—2.3%
Aena SME S.A. (a)	49,548	6,901,616
Amadeus IT Group S.A.	227,551	12,628,164
Iberdrola S.A.	1,569,060	19,311,728

		38,841,508

Sweden—0.5%
Tele2 AB - B Shares (b)	582,854	8,229,512

Switzerland—12.7%
Cie Financiere Richemont S.A.	150,355	10,070,897
Julius Baer Group, Ltd.	433,269	18,470,804
Nestle S.A.	467,400	55,451,912
Roche Holding AG	170,250	58,247,160
Schindler Holding AG (Participation Certificate)	67,933	18,548,049
Sika AG	76,921	18,897,188
UBS Group AG	1,809,919	20,205,330
Zurich Insurance Group AG	48,319	16,799,827

		216,691,167

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,301,468	19,546,196

Thailand—0.4%
Advanced Info Service PCL	1,229,200	6,633,316

United Kingdom—9.8%
BP plc	3,627,812	10,533,006
British American Tobacco plc	563,172	20,242,065
Burberry Group plc	246,167	4,928,797
Cairn Energy plc (a)	3,443,509	6,365,002
Croda International plc	262,390	21,184,367
Diageo plc	725,170	24,843,017
Hiscox, Ltd. (a)	1,107,296	12,744,730
Linde plc	172,297	40,779,697
Melrose Industries plc (a)	2,987,749	4,408,212
Reckitt Benckiser Group plc	215,880	21,046,819

		167,075,712

United States—3.5%
Aon plc - Class A (b)	129,591	26,734,623
Cadence Design Systems, Inc. (a)	82,616	8,809,344
EPAM Systems, Inc. (a)	47,217	15,264,312

United States—(Continued)
Visa, Inc. - A Shares	47,578	9,514,173

		60,322,452

Total Common Stocks (Cost $1,404,835,672)		1,687,579,480

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $9,872,699; collateralized by U.S. Treasury Note at 2.375%, maturing 05/15/27, with a market value of $10,070,242.	9,872,699	9,872,699

Total Short-Term Investments (Cost $9,872,699)		9,872,699

Securities Lending Reinvestments (c)—1.5%

Repurchase Agreements—0.8%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,600,018; collateralized by various Common Stock with an aggregate market value of $4,000,585.	3,600,000	3,600,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,300,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $510,000.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,670,338; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,723,741.	2,670,334	2,670,334
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,200,105; collateralized by various Common Stock with an aggregate market value of $2,444,838.	2,200,000	2,200,000

BHFTI-259

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,800,091; collateralized by various Common Stock with an aggregate market value of $2,000,454.	1,800,000	$1,800,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		14,070,334

Mutual Funds—0.7%
BlackRock Liquidity Funds, Institutional Shares 0.010% (d)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (d)	1,700,000	1,700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (d)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (d)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	2,500,000	2,500,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (d)	1,100,000	1,100,000

		11,300,000

Total Securities Lending Reinvestments (Cost $25,370,334)		25,370,334

Total Investments—101.2% (Cost $1,440,078,705)		1,722,822,513
Other assets and liabilities (net)—(1.2)%		(20,523,774)

Net Assets—100.0%		$1,702,298,739

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $31,069,060 and the collateral received consisted of cash in the amount of $25,370,334 and non-cash collateral with a value of $6,718,852. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Pharmaceuticals	10.1
Chemicals	8.8
Capital Markets	5.8
Textiles, Apparel & Luxury Goods	5.4
Machinery	5.2
Insurance	5.1
Food Products	4.4
Banks	4.3
Electrical Equipment	3.8
IT Services	3.7

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-260

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,331,615	$—	$43,331,615
Belgium	—	11,639,481	—	11,639,481
Canada	30,511,092	—	—	30,511,092
China	42,450,053	28,756,070	—	71,206,123
Denmark	—	53,241,262	—	53,241,262
France	—	156,001,737	—	156,001,737
Germany	—	145,616,330	—	145,616,330
Greece	—	8,216,976	—	8,216,976
Hong Kong	—	78,348,413	—	78,348,413
India	—	15,796,543	—	15,796,543
Indonesia	—	5,481,309	—	5,481,309
Ireland	7,257,590	13,435,446	—	20,693,036
Italy	—	6,709,475	—	6,709,475
Japan	—	367,587,996	—	367,587,996
Netherlands	14,599,400	107,143,144	—	121,742,544
Portugal	—	8,172,133	—	8,172,133
South Korea	—	25,943,552	—	25,943,552
Spain	—	38,841,508	—	38,841,508
Sweden	—	8,229,512	—	8,229,512
Switzerland	—	216,691,167	—	216,691,167
Taiwan	—	19,546,196	—	19,546,196
Thailand	6,633,316	—	—	6,633,316
United Kingdom	—	167,075,712	—	167,075,712
United States	60,322,452	—	—	60,322,452
Total Common Stocks	161,773,903	1,525,805,577	—	1,687,579,480
Total Short-Term Investment*	—	9,872,699	—	9,872,699
Securities Lending Reinvestments
Repurchase Agreements	—	14,070,334	—	14,070,334
Mutual Funds	11,300,000	—	—	11,300,000
Total Securities Lending Reinvestments	11,300,000	14,070,334	—	25,370,334
Total Investments	$173,073,903	$1,549,748,610	$—	$1,722,822,513

Collateral for Securities Loaned (Liability)	$—	$(25,370,334)	$—	$(25,370,334)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-261

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. (a)	56,294	$8,196,406
Exact Sciences Corp. (a) (b)	134,363	13,698,308
Moderna, Inc. (a) (b)	106,598	7,541,809

		29,436,523

Electronic Equipment, Instruments & Components—0.8%
Cognex Corp. (b)	257,265	16,747,951

Entertainment—5.3%
Roku, Inc. (a)	163,565	30,881,072
Spotify Technology S.A. (a)	258,981	62,821,021
Zynga, Inc. - Class A (a) (b)	2,290,216	20,886,770

		114,588,863

Health Care Equipment & Supplies—4.1%
DexCom, Inc. (a)	168,423	69,429,013
Penumbra, Inc. (a) (b)	101,997	19,826,177

		89,255,190

Health Care Providers & Services—4.3%
Agilon Health, Inc. † (a) (c) (d)	12,946	7,234,484
Covetrus, Inc. (a)	2,311,904	56,410,458
Guardant Health, Inc. (a) (b)	269,290	30,101,236

		93,746,178

Health Care Technology—6.5%
GoodRx Holdings, Inc. - Class A (a) (b)	494,574	27,498,315
Livongo Health, Inc. (a)	72,658	10,175,753
Veeva Systems, Inc. - Class A (a)	369,875	104,005,151

		141,679,219

Interactive Media & Services—10.6%
Pinterest, Inc. - Class A (a) (b)	1,019,112	42,303,339
Snap, Inc. - Class A (a)	1,444,976	37,728,323
Twitter, Inc. (a)	1,625,548	72,336,886
Zillow Group, Inc. - Class C (a) (b)	382,416	38,849,642
ZoomInfo Technologies, Inc. - Class A (a) (b)	912,023	39,207,869

		230,426,059

Internet & Direct Marketing Retail—7.6%
Chewy, Inc. - Class A (a) (b)	466,534	25,580,059
Farfetch, Ltd. - Class A (a) (b)	1,342,624	33,780,420
Overstock.com, Inc. (a) (b)	460,480	33,453,872
Wayfair, Inc. - Class A (a) (b)	245,315	71,389,118

		164,203,469

IT Services—24.6%
Adyen NV (a)	19,030	35,069,565
Fastly, Inc. - Class A (a) (b)	1,140,501	106,842,134
MongoDB, Inc. (a) (b)	436,225	100,990,450
Okta, Inc. (a)	470,531	100,623,054
Snowflake, Inc. - Class A (a) (b)	30,271	7,598,021
Square, Inc. - Class A (a)	461,527	75,021,214

IT Services—(Continued)
Twilio, Inc. - Class A (a)	433,296	$107,063,109

		533,207,547

Leisure Products—2.9%
Peloton Interactive, Inc. - Class A (a) (b)	635,830	63,099,769

Life Sciences Tools & Services—5.3%
10X Genomics, Inc. - Class A (a)	920,615	114,782,278

Metals & Mining—0.1%
Royal Gold, Inc. (b)	24,225	2,911,118

Oil, Gas & Consumable Fuels—0.1%
Texas Pacific Land Trust	6,032	2,723,810

Pharmaceuticals—1.3%
Royalty Pharma plc - Class A (b)	644,698	27,122,445

Semiconductors & Semiconductor Equipment—0.7%
Teradyne, Inc.	190,956	15,173,364

Software—17.7%
Alteryx, Inc. - Class A (a) (b)	344,397	39,106,279
Coupa Software, Inc. (a) (b)	219,377	60,161,949
Datadog, Inc. - Class A (a) (b)	470,188	48,034,406
DocuSign, Inc. (a)	149,939	32,272,870
Nuance Communications, Inc. (a)	318,702	10,577,719
Palantir Technologies, Inc. - Class B † (a) (d)	712,113	6,088,565
Slack Technologies, Inc. - Class A (a) (b)	1,778,101	47,759,793
Trade Desk, Inc. (The) - Class A (a) (b)	150,558	78,106,479
Unity Software, Inc. (a) (b)	112,409	9,811,058
Zoom Video Communications, Inc. - Class A (a) (b)	110,413	51,906,255

		383,825,373

Specialty Retail—4.5%
Carvana Co. (a) (b)	436,157	97,289,180

Total Common Stocks (Cost $1,274,395,144)		2,120,218,336

Convertible Preferred Stock—0.7%

Internet & Direct Marketing Retail—0.7%
Airbnb, Inc. - Series D † (a) (c) (d) (Cost $7,659,587)	188,136	14,870,270

Preferred Stock—0.2%

Internet & Direct Marketing Retail—0.2%
Overstock.com, Inc. - Series A-1 (a) (b) (Cost $682,628)	62,341	3,927,483

BHFTI-262

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	$24,933

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $7,376,244; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $7,523,854.	7,376,244	7,376,244

Total Short-Term Investments (Cost $7,376,244)		7,376,244

Securities Lending Reinvestments (e)—27.7%

Certificates of Deposit—7.2%
Banco del Estado de Chile 0.250%, 01/04/21	7,000,000	7,000,000
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (f)	8,000,000	8,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (f)	6,000,000	6,000,594
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (f)	4,000,000	4,001,936
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (f)	2,000,000	2,000,164
China Construction Bank Corp. 0.650%, 10/14/20	6,000,000	6,000,984
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (f)	7,000,000	7,003,059
Credit Suisse AG 0.550%, SOFR + 0.480%, 10/06/20 (f)	7,000,000	7,000,413
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (f)	5,000,000	5,002,880
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (f)	5,000,000	4,994,410
0.281%, SOFR + 0.210%, 02/22/21 (f)	5,000,000	4,994,410
Mizuho Bank, Ltd. 0.250%, 03/22/21	10,000,000	10,000,480
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (f)	7,000,000	7,001,421
National Westminster Bank plc Zero Coupon, 12/03/20	14,992,504	14,994,300
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (f)	4,000,000	4,001,916
Rabobank International London
0.348%, 3M LIBOR + 0.080%, 07/30/21 (f)	5,500,000	5,503,465
0.366%, 1M LIBOR + 0.210%, 01/08/21 (f)	4,000,000	4,000,120
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (f)	4,000,000	4,000,900

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	16,955,802	16,995,920
0.310%, 3M LIBOR + 0.030%, 02/17/21 (f)	8,000,000	8,000,608
0.311%, 3M LIBOR + 0.060%, 01/29/21 (f)	5,000,000	5,000,645
Svenska Handelsbanken AB 0.361%, 3M LIBOR + 0.110%, 12/03/20 (f)	5,000,000	5,001,575
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (f)	2,000,000	2,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (f)	5,000,000	4,999,435

		155,500,047

Commercial Paper—1.0%
Antalis S.A. 0.210%, 11/20/20	1,998,927	1,999,306
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (f)	2,000,000	2,000,130
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (f)	15,000,000	15,000,000

		20,999,382

Repurchase Agreements—7.6%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $8,000,040; collateralized by various Common Stock with an aggregate market value of $8,890,188.	8,000,000	8,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $10,003,500; collateralized by various Common Stock with an aggregate market value of $11,000,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $4,385,456.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $17,007,107; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $18,636,091.	17,000,000	17,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $15,006,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $16,445,466.	15,000,000	15,000,000

BHFTI-263

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments(e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $8,100,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $8,262,001.	8,100,000	$8,100,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,400,009; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,468,000.	3,400,000	3,400,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $69,328; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $70,714.	69,327	69,327
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $54,800,320; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $60,755,125.	54,800,000	54,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $15,000,083; collateralized by various Common Stock with an aggregate market value of $16,669,347.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $6,700,319; collateralized by various Common Stock with an aggregate market value of $7,445,642.	6,700,000	6,700,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,000,152; collateralized by various Common Stock with an aggregate market value of $3,334,091.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $20,000,934; collateralized by various Common Stock with an aggregate market value of $22,230,776.	20,000,000	20,000,000

		165,069,327

Mutual Funds—11.9%
BlackRock Liquidity Funds, Institutional Shares 0.010% (g)	60,000,000	60,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (g)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (g)	31,017,873	31,017,873

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	75,000,000	75,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (g)	12,000,000	12,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (g)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (g)	75,000,000	75,000,000

		258,517,873

Total Securities Lending Reinvestments (Cost $600,070,777)		600,086,629

Total Purchased Options—0.1% (h) (Cost $6,884,341)		3,074,929
Total Investments—126.8% (Cost $1,897,068,721)		2,749,578,824
Other assets and liabilities (net) —(26.8)%		(581,253,765)

Net Assets — 100.0%		$2,168,325,059

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $28,218,252, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $589,778,151 and the collateral received consisted of cash in the amount of $600,023,138 and non-cash collateral with a value of $723,205. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 1.3% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

BHFTI-264

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,660	$7,234,484
Airbnb, Inc. - Series D	04/16/14	188,136	7,659,587	14,870,270
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Palantir Technologies, Inc. - Class B	07/19/12-10/25/13	712,113	2,304,553	6,088,565

				$28,218,252

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH	7.746	NWM	01/07/21	301,154,330	USD	301,154,330	$1,315,141	$218,939	$(1,096,202)
USD Call/CNH Put	CNH	8.485	NWM	05/28/21	252,530,435	USD	252,530,435	1,576,548	367,684	(1,208,864)
USD Call/CNH Put	CNH	8.060	NWM	07/23/21	377,505,548	USD	377,505,548	2,002,289	1,165,360	(836,929)
USD Call/CNH Put	CNH	7.995	BNP	09/10/21	328,682,301	USD	328,682,301	1,990,363	1,322,946	(667,417)

Totals								$6,884,341	$3,074,929	$(3,809,412)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-265

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$29,436,523	$—	$—	$29,436,523
Electronic Equipment, Instruments & Components	16,747,951	—	—	16,747,951
Entertainment	114,588,863	—	—	114,588,863
Health Care Equipment & Supplies	89,255,190	—	—	89,255,190
Health Care Providers & Services	86,511,694	—	7,234,484	93,746,178
Health Care Technology	141,679,219	—	—	141,679,219
Interactive Media & Services	230,426,059	—	—	230,426,059
Internet & Direct Marketing Retail	164,203,469	—	—	164,203,469
IT Services	498,137,982	35,069,565	—	533,207,547
Leisure Products	63,099,769	—	—	63,099,769
Life Sciences Tools & Services	114,782,278	—	—	114,782,278
Metals & Mining	2,911,118	—	—	2,911,118
Oil, Gas & Consumable Fuels	2,723,810	—	—	2,723,810
Pharmaceuticals	27,122,445	—	—	27,122,445
Semiconductors & Semiconductor Equipment	15,173,364	—	—	15,173,364
Software	377,736,808	6,088,565	—	383,825,373
Specialty Retail	97,289,180	—	—	97,289,180
Total Common Stocks	2,071,825,722	41,158,130	7,234,484	2,120,218,336
Total Convertible Preferred Stock*	—	—	14,870,270	14,870,270
Total Preferred Stock*	3,927,483	—	—	3,927,483
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	7,376,244	—	7,376,244
Securities Lending Reinvestments
Certificates of Deposit	—	155,500,047	—	155,500,047
Commercial Paper	—	20,999,382	—	20,999,382
Repurchase Agreements	—	165,069,327	—	165,069,327
Mutual Funds	258,517,873	—	—	258,517,873
Total Securities Lending Reinvestments	258,517,873	341,568,756	—	600,086,629
Total Purchased Options at Value	$—	$3,074,929	$—	$3,074,929
Total Investments	$2,334,271,078	$393,178,059	$22,129,687	$2,749,578,824

Collateral for Securities Loaned (Liability)	$—	$(600,023,138)	$—	$(600,023,138)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $5,563,381 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-266

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2019	Change in Unrealized Appreciation/ (Depreciation)	Transfer Out	Balance as of September 30, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2020
Common Stocks
Health Care Providers & Services	$5,818,709	$1,415,775	$—	$7,234,484	$1,415,775
Convertible Preferred Stocks
Internet & Direct Marketing Retail	24,715,426	(9,845,156)	—	14,870,270	(9,845,156)
Preferred Stocks
Software	5,563,381	—	(5,563,381)	—	—
Escrow Shares
Internet & Direct Marketing Retail	296,155	(271,222)	—	24,933	(271,222)

Total	$36,393,671	$(8,700,603)	$(5,563,381)	$22,129,687	$(8,700,603)

	Fair Value at September 30, 2020		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Healthcare Providers & Services	$7,234,484		Comparable Company Analysis	Enterprise Value/Revenue	1.1x	1.1x	1.1x	Increase
				Discount for Lack of Marketability	12.00%	12.00%	12.00%	Decrease
			Discounted Cash Flow	Weighted Average Cost of Capital	11.50%	13.50%	12.50%	Decrease
				Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
Convertible Preferred Stocks
Internet & Direct Marketing Retail	14,870,270	(a)	Market Transaction Method	Precedent Transaction Implied Value	$55.00	$55.00	$55.00	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	5.4x	9.7x	7.3x	Increase
				Enterprise Value/Gross Profit	6.1x	10.9x	8.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Escrow Shares
Internet & Direct Marketing Retail	24,933		Merger & Acquisition Transaction	Expected Value of Future Payouts	$0.82	$0.82	$0.82	Increase
				Discount for Lack of Certainty	50.00%	50.00%	50.00%	Decrease

(a)	A change in valuation techniques utilized during the period ended September 30, 2020 was due to company-specific news events.

BHFTI-267

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—21.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—21.1%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	7,036,099	$9,675,806
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (a)	7,192,460	11,800,318
Italy Buoni Poliennali Del Tesoro
1.250%, 09/15/32 (144A) (EUR) (a)	2,928,716	3,758,745
2.600%, 09/15/23 (144A) (EUR) (a)	2,869,128	3,645,831
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	9,237,936	21,145,655

Total Foreign Government (Cost $47,938,228)		50,026,355

Mutual Fund—11.0%

Investment Company Securities—11.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $24,463,363)	193,481	26,063,825

U.S. Treasury & Government Agencies—10.7%

U.S. Treasury—10.7%
U.S. Treasury Inflation Indexed Bonds
3.375%, 04/15/32 (a)	6,421,712	9,736,545
3.875%, 04/15/29 (a)	1,103,088	1,585,064
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	1,122,330	1,156,329
0.125%, 01/15/30 (a)	8,055,120	8,895,454
0.250%, 01/15/25 (a)	546,870	583,278
0.250%, 07/15/29 (a)	2,025,520	2,264,468
0.375%, 07/15/25 (a)	1,092,410	1,185,670

Total U.S. Treasury & Government Agencies (Cost $24,489,891)		25,406,808

Common Stocks—10.1%

Aerospace & Defense—0.1%
Airbus SE (b)	44	3,135
Boeing Co. (The)	48	7,932
CAE, Inc.	367	5,369
Elbit Systems, Ltd.	165	20,040
General Dynamics Corp.	86	11,905
Howmet Aerospace, Inc.	462	7,725
Huntington Ingalls Industries, Inc.	66	9,289
L3Harris Technologies, Inc.	58	9,851
Leonardo S.p.A.	1,340	7,835
Lockheed Martin Corp.	59	22,614
MTU Aero Engines AG	22	3,659
Northrop Grumman Corp.	68	21,453
Raytheon Technologies Corp.	372	21,405
Rolls-Royce Holdings plc	2,074	3,441
Safran S.A. (b)	66	6,495
Thales S.A.	94	7,039

Aerospace & Defense—(Continued)
TransDigm Group, Inc.	24	11,403

		180,590

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	21,562
DSV Panalpina A/S	67	10,934
Expeditors International of Washington, Inc.	329	29,781
SG Holdings Co., Ltd.	100	5,197
United Parcel Service, Inc. - Class B	78	12,997
Yamato Holdings Co., Ltd.	600	15,794

		96,265

Airlines—0.0%
Air Canada (b)	709	8,354
Alaska Air Group, Inc.	228	8,352
American Airlines Group, Inc.	353	4,338
ANA Holdings, Inc. (b)	1,300	30,120
Delta Air Lines, Inc.	247	7,553
Southwest Airlines Co.	310	11,625
United Airlines Holdings, Inc. (b)	260	9,035

		79,377

Auto Components—0.0%
Aptiv plc	143	13,110
BorgWarner, Inc.	411	15,922
JTEKT Corp.	2,300	18,025
Magna International, Inc.	373	17,068
NGK Spark Plug Co., Ltd.	500	8,723
Pirelli & C S.p.A. (b)	2,736	11,719

		84,567

Automobiles—0.0%
Ferrari NV	35	6,407
Fiat Chrysler Automobiles NV (b)	393	4,811
Ford Motor Co.	1,063	7,080
General Motors Co.	445	13,167
Honda Motor Co., Ltd.	900	21,235
Isuzu Motors, Ltd.	700	6,132
Mitsubishi Motors Corp. (b)	2,000	4,415
Renault S.A. (b)	162	4,182
Subaru Corp.	500	9,706
Suzuki Motor Corp.	100	4,283

		81,418

Banks—0.2%
ABN AMRO Bank NV	1,431	11,966
Banco Bilbao Vizcaya Argentaria S.A.	3,372	9,319
Bank Leumi Le-Israel B.M.	5,327	23,436
Bank of America Corp.	695	16,743
Bank of East Asia, Ltd. (The)	2,800	5,162
Bank of Montreal	294	17,187
Bank of Nova Scotia (The)	409	16,992
Bankinter S.A.	3,025	13,015

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
BOC Hong Kong Holdings, Ltd.	6,000	$15,917
Canadian Imperial Bank of Commerce	295	22,051
Chiba Bank, Ltd. (The)	1,300	7,174
Citizens Financial Group, Inc.	393	9,935
Comerica, Inc.	216	8,262
Concordia Financial Group, Ltd.	4,100	14,292
Danske Bank A/S (b)	1,002	13,573
DBS Group Holdings, Ltd.	700	10,296
Fifth Third Bancorp	693	14,775
Fukuoka Financial Group, Inc.	400	6,734
Huntington Bancshares, Inc.	1,176	10,784
ING Groep NV (b)	634	4,489
Intesa Sanpaolo S.p.A. (b)	5,941	11,156
Israel Discount Bank, Ltd. - Class A	1,713	4,617
Japan Post Bank Co., Ltd.	2,200	17,183
KBC Group NV	212	10,615
KeyCorp	1,042	12,431
Mitsubishi UFJ Financial Group, Inc.	3,700	14,683
Mizrahi Tefahot Bank, Ltd.	747	13,237
Mizuho Financial Group, Inc.	1,950	24,358
People’s United Financial, Inc.	2,608	26,888
Regions Financial Corp.	1,152	13,283
Resona Holdings, Inc.	7,900	26,924
Royal Bank of Canada	373	26,189
Shizuoka Bank, Ltd. (The)	1,700	11,758
Skandinaviska Enskilda Banken AB - Class A (b)	1,128	9,985
Sumitomo Mitsui Financial Group, Inc.	500	13,913
SVB Financial Group (b)	28	6,737
Toronto-Dominion Bank (The)	524	24,261
Truist Financial Corp.	614	23,363
U.S. Bancorp	317	11,364
Zions Bancorp N.A.	255	7,451

		562,498

Beverages—0.3%
Anheuser-Busch InBev S.A.	350	18,892
Asahi Group Holdings, Ltd.	500	17,415
Brown-Forman Corp. - Class B	381	28,697
Budweiser Brewing Co. APAC, Ltd.	7,200	21,033
Carlsberg A/S - Class B	223	30,027
Coca-Cola Amatil, Ltd.	2,832	19,310
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	23,434
Coca-Cola Co. (The)	625	30,856
Coca-Cola European Partners plc	708	27,478
Coca-Cola HBC AG	445	11,000
Constellation Brands, Inc. - Class A	184	34,870
Davide Campari-Milano NV	2,465	26,942
Diageo plc	846	28,982
Heineken Holding NV	215	16,732
Heineken NV	157	13,952
Ito En, Ltd.	400	28,538
Kirin Holdings Co., Ltd.	900	16,904
Molson Coors Beverage Co. - Class B	858	28,795
Monster Beverage Corp. (b)	604	48,441
PepsiCo, Inc.	264	36,590
Pernod-Ricard S.A.	215	34,312

Beverages—(Continued)
Remy Cointreau S.A.	156	28,475
Suntory Beverage & Food, Ltd.	900	33,827
Treasury Wine Estates, Ltd.	1,886	12,101

		617,603

Biotechnology—0.1%
AbbVie, Inc.	277	24,262
Alexion Pharmaceuticals, Inc. (b)	119	13,617
Amgen, Inc.	95	24,145
Argenx SE (b)	45	11,854
BeiGene, Ltd. (ADR) (b)	44	12,603
Biogen, Inc. (b)	57	16,170
CSL, Ltd.	131	26,992
Galapagos NV (b)	86	12,215
Genmab A/S (b)	38	13,798
Gilead Sciences, Inc.	390	24,644
Grifols S.A.	1,405	40,492
Incyte Corp. (b)	154	13,820
PeptiDream, Inc. (b)	300	14,096
Regeneron Pharmaceuticals, Inc. (b)	15	8,397
Vertex Pharmaceuticals, Inc. (b)	37	10,068

		267,173

Building Products—0.1%
A.O. Smith Corp.	243	12,830
AGC, Inc.	200	5,857
Assa Abloy AB - Class B	828	19,326
Carrier Global Corp.	315	9,620
Fortune Brands Home & Security, Inc.	211	18,256
Johnson Controls International plc	346	14,134
Kingspan Group plc (b)	182	16,554
Masco Corp.	184	10,144
Trane Technologies plc	162	19,643

		126,364

Capital Markets—0.1%
Ameriprise Financial, Inc.	105	16,181
Bank of New York Mellon Corp. (The)	286	9,821
Cboe Global Markets, Inc.	116	10,178
CME Group, Inc.	61	10,206
Credit Suisse Group AG	573	5,735
Daiwa Securities Group, Inc.	3,000	12,592
Deutsche Boerse AG	114	20,021
E*Trade Financial Corp.	295	14,765
EQT AB	362	7,006
Franklin Resources, Inc.	558	11,355
Intercontinental Exchange, Inc.	152	15,208
Invesco, Ltd.	1,040	11,866
MarketAxess Holdings, Inc.	15	7,224
Moody’s Corp.	68	19,710
Natixis S.A. (b)	1,724	3,875
Nomura Holdings, Inc.	1,300	5,930
Northern Trust Corp.	175	13,645
Raymond James Financial, Inc.	184	13,388
S&P Global, Inc.	75	27,045

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
SBI Holdings, Inc.	400	$10,350
Singapore Exchange, Ltd.	1,200	8,075
State Street Corp.	189	11,213
T. Rowe Price Group, Inc.	106	13,591
UBS Group AG	1,081	12,068

		291,048

Chemicals—0.4%
Air Liquide S.A.	236	37,449
Air Products & Chemicals, Inc.	114	33,956
Air Water, Inc.	1,400	18,939
Akzo Nobel NV	294	29,775
Albemarle Corp.	308	27,498
Arkema S.A.	111	11,776
Celanese Corp.	185	19,878
CF Industries Holdings, Inc.	777	23,862
Chr Hansen Holding A/S	260	28,897
Clariant AG	402	7,904
Corteva, Inc.	1,221	35,177
Croda International plc	383	30,922
Dow, Inc.	526	24,748
DuPont de Nemours, Inc.	317	17,587
Eastman Chemical Co.	280	21,874
Ecolab, Inc.	148	29,576
FMC Corp.	321	33,997
Givaudan S.A.	8	34,480
International Flavors & Fragrances, Inc.	233	28,530
Johnson Matthey plc	683	20,654
JSR Corp.	600	14,231
Kansai Paint Co., Ltd.	500	12,419
Kuraray Co., Ltd.	1,200	11,654
Linde plc	132	31,433
LyondellBasell Industries NV - Class A	310	21,852
Mitsubishi Gas Chemical Co., Inc.	800	14,842
Mitsui Chemicals, Inc.	500	12,095
Mosaic Co. (The)	1,020	18,635
Nippon Paint Holdings Co., Ltd.	200	20,582
Nippon Sanso Holdings Corp.	800	12,366
Nissan Chemical Corp.	300	16,003
Novozymes A/S - B Shares	354	22,266
Nutrien, Ltd.	331	12,979
PPG Industries, Inc.	292	35,647
Sherwin-Williams Co. (The)	44	30,657
Showa Denko KK	300	5,499
Solvay S.A.	95	8,170
Sumitomo Chemical Co., Ltd.	5,100	16,887
Symrise AG	171	23,657
Teijin, Ltd.	1,000	15,505
Toray Industries, Inc.	4,200	19,206
Tosoh Corp.	800	13,007
Yara International ASA	227	8,740

		915,811

Commercial Services & Supplies—0.0%
Brambles, Ltd.	1,541	11,601
Cintas Corp.	58	19,304

Commercial Services & Supplies—(Continued)
Republic Services, Inc.	273	25,485
Rollins, Inc.	496	26,878
Sohgo Security Services Co., Ltd.	200	9,530
Waste Management, Inc.	145	16,410

		109,208

Communications Equipment—0.1%
Arista Networks, Inc. (b)	54	11,174
Cisco Systems, Inc.	486	19,144
F5 Networks, Inc. (b)	147	18,047
Juniper Networks, Inc.	721	15,501
Motorola Solutions, Inc.	69	10,820
Nokia Oyj (b)	5,627	22,056
Telefonaktiebolaget LM Ericsson - B Shares	2,475	27,061

		123,803

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	414	9,380
Eiffage S.A. (b)	33	2,690
Ferrovial S.A.	334	8,102
Jacobs Engineering Group, Inc.	101	9,370
JGC Holdings Corp.	400	4,155
Quanta Services, Inc.	222	11,735
Vinci S.A.	59	4,921
WSP Global, Inc.	217	14,250

		64,603

Construction Materials—0.0%
HeidelbergCement AG	232	14,231
LafargeHolcim, Ltd.	321	14,632
Martin Marietta Materials, Inc.	132	31,068
Taiheiyo Cement Corp.	500	12,761
Vulcan Materials Co.	224	30,361

		103,053

Consumer Finance—0.0%
Capital One Financial Corp.	134	9,629
Isracard, Ltd.	1	2
Synchrony Financial	391	10,232

		19,863

Containers & Packaging—0.1%
AMCOR plc	2,640	29,172
Avery Dennison Corp.	283	36,179
Ball Corp.	379	31,503
International Paper Co.	780	31,621
Packaging Corp. of America	269	29,334
Sealed Air Corp.	695	26,973
WestRock Co.	847	29,425

		214,207

Distributors—0.0%
Genuine Parts Co.	133	12,657
Jardine Cycle & Carriage, Ltd.	1,800	23,876

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—(Continued)
LKQ Corp. (b)	668	$18,524

		55,057

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	12,838

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (b)	69	14,693
Industrivarden AB - C Shares (b)	1,131	30,137
Investor AB - B Shares	346	22,562
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,087
Wendel S.A.	163	14,786

		87,265

Diversified Telecommunication Services—0.4%
AT&T, Inc.	2,128	60,669
BCE, Inc.	1,434	59,469
BT Group plc	10,412	13,232
Cellnex Telecom S.A.	368	22,365
CenturyLink, Inc.	5,188	52,347
Deutsche Telekom AG	2,034	34,074
Elisa Oyj	994	58,588
HKT Trust & HKT, Ltd.	50,000	66,243
Iliad S.A.	126	23,180
Infrastrutture Wireless Italiane S.p.A.	3,272	36,282
Koninklijke KPN NV	10,656	25,056
Nippon Telegraph & Telephone Corp.	2,100	42,964
Orange S.A.	4,738	49,301
PCCW, Ltd.	27,000	16,137
Proximus SADP	2,395	43,720
Singapore Telecommunications, Ltd.	11,500	17,940
Spark New Zealand, Ltd.	8,794	27,426
Swisscom AG	185	98,134
Telecom Italia S.p.A.	45,365	18,153
Telefonica Deutschland Holding AG	6,430	16,493
Telefonica S.A.	4,409	15,122
Telenor ASA	2,176	36,459
Telia Co. AB	5,718	23,515
Telstra Corp., Ltd.	9,327	18,606
TELUS Corp.	2,156	37,937
United Internet AG	314	12,015
Verizon Communications, Inc.	1,527	90,841

		1,016,268

Electric Utilities—1.0%
Alliant Energy Corp.	1,415	73,085
American Electric Power Co., Inc.	640	52,307
AusNet Services	30,001	40,609
Chubu Electric Power Co., Inc.	6,900	83,927
Chugoku Electric Power Co., Inc. (The)	10,700	133,964
CK Infrastructure Holdings, Ltd.	3,665	17,151
CLP Holdings, Ltd.	6,000	55,928
Duke Energy Corp.	646	57,210
Edison International	1,127	57,297
EDP - Energias de Portugal S.A.	7,399	36,367

Electric Utilities—(Continued)
Electricite de France S.A.	3,366	35,609
Elia Group S.A.	1,061	105,933
Emera, Inc.	1,236	50,775
Endesa S.A.	1,050	28,082
Enel S.p.A.	3,586	31,138
Entergy Corp.	571	56,261
Evergy, Inc.	1,157	58,799
Eversource Energy	627	52,386
Exelon Corp.	1,499	53,604
FirstEnergy Corp.	1,310	37,610
Fortis, Inc.	2,288	93,544
Fortum Oyj	931	18,843
HK Electric Investments & HK Electric Investments, Ltd.	32,500	33,567
Hydro One, Ltd.	2,971	62,965
Iberdrola S.A.	3,314	40,788
Kansai Electric Power Co., Inc. (The)	11,700	113,414
Kyushu Electric Power Co., Inc.	6,800	61,765
NextEra Energy, Inc.	168	46,630
NRG Energy, Inc.	1,373	42,206
Orsted A/S	411	56,691
Pinnacle West Capital Corp.	832	62,026
Power Assets Holdings, Ltd.	9,500	49,965
PPL Corp.	2,238	60,896
Red Electrica Corp. S.A.	3,005	56,384
Southern Co. (The)	1,166	63,221
SSE plc	1,792	27,899
Terna Rete Elettrica Nazionale S.p.A.	6,076	42,570
Tohoku Electric Power Co., Inc.	7,500	75,153
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	61,310
Verbund AG	388	21,183
Xcel Energy, Inc.	1,028	70,942

		2,280,004

Electrical Equipment—0.1%
ABB, Ltd.	1,343	34,039
Eaton Corp. plc	241	24,589
Emerson Electric Co.	316	20,720
Melrose Industries plc (b)	5,185	7,650
Rockwell Automation, Inc.	79	17,434
Siemens Gamesa Renewable Energy S.A.	300	8,086

		112,518

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	239	25,877
Corning, Inc.	679	22,006
FLIR Systems, Inc.	387	13,874
Halma plc	1,348	40,629
Hamamatsu Photonics KK	500	25,194
Hirose Electric Co., Ltd.	210	27,038
Ingenico Group S.A. (b)	121	18,723
IPG Photonics Corp. (b)	79	13,428
Keyence Corp.	52	24,234
Keysight Technologies, Inc. (b)	104	10,273
Kyocera Corp.	100	5,714
Murata Manufacturing Co., Ltd.	200	12,904
TDK Corp.	73	7,983

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
TE Connectivity, Ltd.	227	$22,187
Venture Corp., Ltd.	1,600	22,686
Yokogawa Electric Corp.	500	7,943
Zebra Technologies Corp. - Class A (b)	14	3,535

		304,228

Energy Equipment & Services—0.0%
Baker Hughes Co.	1,571	20,878
Halliburton Co.	1,696	20,437
National Oilwell Varco, Inc.	1,985	17,984
Schlumberger, Ltd.	993	15,451
TechnipFMC plc	2,696	17,012
Tenaris S.A.	3,916	19,520

		111,282

Entertainment—0.2%
Activision Blizzard, Inc.	502	40,637
Electronic Arts, Inc. (b)	347	45,252
Konami Holdings Corp.	700	30,342
Live Nation Entertainment, Inc. (b)	441	23,761
Netflix, Inc. (b)	75	37,502
Nexon Co., Ltd.	1,300	32,285
Nintendo Co., Ltd.	41	23,308
Square Enix Holdings Co., Ltd.	400	26,594
Take-Two Interactive Software, Inc. (b)	318	52,540
Toho Co., Ltd.	800	32,975
UBISOFT Entertainment S.A. (b)	256	23,135
Vivendi S.A.	338	9,421
Walt Disney Co. (The)	261	32,385

		410,137

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	98	15,680
Apartment Investment & Management Co. - Class A	319	10,757
Ascendas Real Estate Investment Trust	4,100	9,788
AvalonBay Communities, Inc.	54	8,064
Canadian Apartment Properties	312	10,884
CapitaLand Mall Trust	6,300	8,970
Covivio	175	12,353
Crown Castle International Corp.	123	20,479
Daiwa House REIT Investment Corp.	9	23,047
Digital Realty Trust, Inc.	71	10,420
Duke Realty Corp.	426	15,719
Equinix, Inc.	18	13,682
Equity Residential	429	22,021
Essex Property Trust, Inc.	49	9,839
Extra Space Storage, Inc.	129	13,802
Federal Realty Investment Trust	179	13,146
Gecina S.A.	44	5,821
GLP J-REIT	8	12,350
Healthpeak Properties, Inc.	366	9,937
Host Hotels & Resorts, Inc.	799	8,621
Iron Mountain, Inc.	226	6,055
Japan Prime Realty Investment Corp.	9	27,948
Japan Real Estate Investment Corp.	11	56,242
Japan Retail Fund Investment Corp.	9	13,937

Equity Real Estate Investment Trusts—(Continued)
Kimco Realty Corp.	1,261	14,199
Klepierre S.A.	482	6,762
Link REIT (The)	1,600	13,079
Mid-America Apartment Communities, Inc.	124	14,378
Mirvac Group	7,066	11,067
Nippon Building Fund, Inc.	19	107,864
Nippon Prologis REIT, Inc.	11	37,142
Nomura Real Estate Master Fund, Inc.	7	8,801
Orix JREIT, Inc.	6	9,256
Prologis, Inc.	203	20,426
Public Storage	55	12,250
Realty Income Corp.	177	10,753
Regency Centers Corp.	217	8,250
Simon Property Group, Inc.	99	6,403
SL Green Realty Corp.	297	13,772
UDR, Inc.	253	8,250
Unibail-Rodamco-Westfield	173	6,383
United Urban Investment Corp.	5	5,576
Ventas, Inc.	243	10,196
Vicinity Centres	3,449	3,408
Vornado Realty Trust	240	8,090
Welltower, Inc.	160	8,814
Weyerhaeuser Co.	560	15,971

		720,652

Food & Staples Retailing—0.4%
Aeon Co., Ltd.	900	24,193
Alimentation Couche-Tard, Inc. - Class B	376	13,094
Carrefour S.A.	714	11,428
Coles Group, Ltd.	1,551	18,916
Cosmos Pharmaceutical Corp.	139	24,179
Costco Wholesale Corp.	133	47,215
Dairy Farm International Holdings, Ltd.	5,591	21,163
Empire Co., Ltd.	858	24,905
George Weston, Ltd.	693	50,957
ICA Gruppen AB	491	24,960
J Sainsbury plc	8,471	20,825
Jeronimo Martins SGPS S.A.	1,274	20,468
Kobe Bussan Co., Ltd.	400	21,993
Koninklijke Ahold Delhaize NV	1,052	31,135
Kroger Co. (The)	1,097	37,199
Lawson, Inc.	1,300	61,933
Loblaw Cos., Ltd.	1,549	81,117
METRO AG	816	8,150
Metro, Inc.	2,319	111,269
Seven & i Holdings Co., Ltd.	1,000	30,913
Sundrug Co., Ltd.	600	22,590
Sysco Corp.	505	31,421
Tesco plc	3,349	9,182
Tsuruha Holdings, Inc.	159	22,502
Walgreens Boots Alliance, Inc.	789	28,341
Walmart, Inc.	333	46,590
Welcia Holdings Co., Ltd.	800	35,173
WM Morrison Supermarkets plc	7,958	17,469
Woolworths Group, Ltd.	687	17,961

		917,241

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—0.6%
a2 Milk Co., Ltd. (b)	1,419	$14,452
Ajinomoto Co., Inc.	6,700	137,736
Archer-Daniels-Midland Co.	946	43,980
Associated British Foods plc	716	17,248
Barry Callebaut AG	20	44,469
Calbee, Inc.	500	16,483
Campbell Soup Co.	1,148	55,529
Conagra Brands, Inc.	1,175	41,959
Danone S.A.	252	16,300
General Mills, Inc.	921	56,807
Hershey Co. (The)	328	47,016
Hormel Foods Corp.	1,138	55,637
J.M. Smucker Co. (The)	524	60,533
Kellogg Co.	861	55,612
Kerry Group plc - Class A	192	24,648
Kikkoman Corp.	300	16,648
Kraft Heinz Co. (The)	1,180	35,341
Lamb Weston Holdings, Inc.	446	29,556
McCormick & Co., Inc.	221	42,896
MEIJI Holdings Co., Ltd.	300	22,921
Mondelez International, Inc. - Class A	740	42,513
Mowi ASA	808	14,333
Nestle S.A.	477	56,591
NH Foods, Ltd.	500	22,313
Nisshin Seifun Group, Inc.	1,400	22,323
Nissin Foods Holdings Co., Ltd.	500	47,000
Orkla ASA	1,360	13,763
Saputo, Inc.	1,060	26,589
Toyo Suisan Kaisha, Ltd.	800	42,279
Tyson Foods, Inc. - Class A	624	37,116
WH Group, Ltd.	25,500	20,755
Wilmar International, Ltd.	10,700	34,662
Yakult Honsha Co., Ltd.	400	22,193
Yamazaki Baking Co., Ltd.	4,791	83,678

		1,321,879

Gas Utilities—0.2%
AltaGas, Ltd.	803	9,697
APA Group	4,843	35,910
Atmos Energy Corp.	460	43,971
Enagas S.A.	1,099	25,320
Hong Kong & China Gas Co., Ltd.	39,639	56,963
Naturgy Energy Group S.A.	1,450	29,075
Osaka Gas Co., Ltd.	5,300	103,259
Snam S.p.A.	6,452	33,175
Toho Gas Co., Ltd.	2,100	104,108
Tokyo Gas Co., Ltd.	6,300	143,933

		585,411

Health Care Equipment & Supplies—0.3%
ABIOMED, Inc. (b)	67	18,563
Alcon, Inc. (b)	285	16,181
Align Technology, Inc. (b)	42	13,749
Ambu A/S - Class B	851	24,094
Asahi Intecc Co., Ltd.	500	15,706
Baxter International, Inc.	154	12,385

Health Care Equipment & Supplies—(Continued)
Becton Dickinson & Co.	118	27,456
BioMerieux	213	33,343
Boston Scientific Corp. (b)	655	25,028
Carl Zeiss Meditec AG	98	12,403
Cochlear, Ltd.	203	28,854
Coloplast A/S - Class B	243	38,430
Cooper Cos., Inc. (The)	59	19,890
Demant A/S (b)	279	8,777
DENTSPLY SIRONA, Inc.	281	12,288
DexCom, Inc. (b)	21	8,657
DiaSorin S.p.A.	69	13,908
Edwards Lifesciences Corp. (b)	172	13,729
Fisher & Paykel Healthcare Corp., Ltd.	1,821	40,083
GN Store Nord A/S	103	7,793
Hologic, Inc. (b)	441	29,313
Hoya Corp.	100	11,272
IDEXX Laboratories, Inc. (b)	28	11,007
Intuitive Surgical, Inc. (b)	36	25,543
Koninklijke Philips NV (b)	529	24,921
Medtronic plc	184	19,121
Microport Scientific Corp.	12,000	47,979
Olympus Corp.	1,400	29,060
ResMed, Inc.	67	11,486
Siemens Healthineers AG	248	11,136
Smith & Nephew plc	1,755	34,199
Sonova Holding AG (b)	51	12,933
Straumann Holding AG	10	10,061
Stryker Corp.	116	24,171
Sysmex Corp.	262	25,004
Terumo Corp.	1,000	39,842
Varian Medical Systems, Inc. (b)	180	30,960
West Pharmaceutical Services, Inc.	31	8,522
Zimmer Biomet Holdings, Inc.	155	21,102

		818,949

Health Care Providers & Services—0.2%
Alfresa Holdings Corp.	1,000	21,876
AmerisourceBergen Corp.	202	19,578
Anthem, Inc.	56	15,041
Cardinal Health, Inc.	267	12,536
Centene Corp. (b)	249	14,524
Cigna Corp.	38	6,438
CVS Health Corp.	222	12,965
DaVita, Inc. (b)	149	12,762
Fresenius Medical Care AG & Co. KGaA	240	20,265
HCA Healthcare, Inc.	130	16,208
Henry Schein, Inc. (b)	254	14,930
Humana, Inc.	62	25,661
Laboratory Corp. of America Holdings (b)	149	28,052
McKesson Corp.	78	11,617
Medipal Holdings Corp.	1,400	28,033
NMC Health plc (b) (c) (d)	1,427	0
Orpea (b)	130	14,765
Quest Diagnostics, Inc.	205	23,470
Ramsay Health Care, Ltd.	253	12,002
Sonic Healthcare, Ltd.	887	21,102

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Suzuken Co., Ltd.	700	$26,680
UnitedHealth Group, Inc.	80	24,942
Universal Health Services, Inc. - Class B	172	18,407

		401,854

Health Care Technology—0.0%
Cerner Corp.	294	21,253
M3, Inc.	400	24,837

		46,090

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure, Ltd.	633	13,651
Chipotle Mexican Grill, Inc. (b)	9	11,193
Compass Group plc	955	14,336
Darden Restaurants, Inc.	118	11,887
Domino’s Pizza, Inc.	34	14,460
Evolution Gaming Group AB	71	4,693
Flutter Entertainment plc (b)	74	11,726
Genting Singapore, Ltd.	17,600	8,647
GVC Holdings plc (b)	969	12,196
Hilton Worldwide Holdings, Inc.	113	9,641
La Francaise des Jeux SAEM	356	13,075
Las Vegas Sands Corp.	151	7,046
Marriott International, Inc. - Class A	73	6,758
McDonald’s Corp.	115	25,241
Oriental Land Co., Ltd.	100	14,009
Restaurant Brands International, Inc.	240	13,785
Sodexo S.A.	204	14,527
Starbucks Corp.	162	13,919
Tabcorp Holdings, Ltd.	5,066	12,158
Whitbread plc (b)	463	12,629
Wynn Macau, Ltd. (b)	3,200	5,123
Wynn Resorts, Ltd.	123	8,833
Yum! Brands, Inc.	224	20,451

		279,984

Household Durables—0.1%
Barratt Developments plc	787	4,812
Berkeley Group Holdings plc	212	11,534
Casio Computer Co., Ltd.	500	8,073
Leggett & Platt, Inc.	297	12,227
Lennar Corp. - Class A	214	17,480
Mohawk Industries, Inc. (b)	95	9,271
Newell Brands, Inc.	1,144	19,631
Nikon Corp.	800	5,405
PulteGroup, Inc.	400	18,516
Rinnai Corp.	200	19,540
Sekisui Chemical Co., Ltd.	1,100	17,584
Sekisui House, Ltd.	500	8,843
Sharp Corp.	900	11,151
Sony Corp.	100	7,648
Taylor Wimpey plc	3,189	4,437
Whirlpool Corp.	130	23,906

		200,058

Household Products—0.2%
Church & Dwight Co., Inc.	453	42,451
Clorox Co. (The)	211	44,346
Colgate-Palmolive Co.	642	49,530
Essity AB - Class B (b)	354	11,962
Henkel AG & Co. KGaA	256	23,979
Kimberly-Clark Corp.	258	38,096
Lion Corp.	2,400	49,358
Pigeon Corp.	400	17,871
Procter & Gamble Co. (The)	582	80,892
Reckitt Benckiser Group plc	87	8,482
Unicharm Corp.	700	31,272

		398,239

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	2,302	41,689
Electric Power Development Co., Ltd.	3,000	46,295
Uniper SE	833	26,914

		114,898

Industrial Conglomerates—0.1%
3M Co.	82	13,135
CK Hutchison Holdings, Ltd.	1,500	9,094
DCC plc	59	4,547
General Electric Co.	1,309	8,155
Jardine Matheson Holdings, Ltd.	500	19,845
Jardine Strategic Holdings, Ltd.	400	7,924
Keppel Corp., Ltd.	7,100	23,289
Roper Technologies, Inc.	26	10,273
Smiths Group plc	842	14,803
Toshiba Corp.	200	5,091

		116,156

Insurance—0.2%
Admiral Group plc	145	4,890
Aegon NV	4,643	12,058
Aflac, Inc.	367	13,340
Allstate Corp. (The)	126	11,862
American International Group, Inc.	258	7,103
Aon plc - Class A	84	17,329
Arthur J. Gallagher & Co.	129	13,620
Assurant, Inc.	156	18,924
Chubb, Ltd.	124	14,399
Cincinnati Financial Corp.	187	14,580
Dai-ichi Life Holdings, Inc.	400	5,645
Everest Re Group, Ltd.	65	12,840
Fairfax Financial Holdings, Ltd.	18	5,300
Gjensidige Forsikring ASA	520	10,556
Globe Life, Inc.	194	15,501
Hannover Rueck SE	86	13,332
Hartford Financial Services Group, Inc. (The)	341	12,569
Insurance Australia Group, Ltd.	2,215	6,971
Japan Post Holdings Co., Ltd.	1,800	12,278
Lincoln National Corp.	200	6,266
Manulife Financial Corp.	616	8,568
Marsh & McLennan Cos., Inc.	100	11,470
Medibank Private, Ltd.	3,848	6,932

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Poste Italiane S.p.A.	1,605	$14,217
Principal Financial Group, Inc.	264	10,631
Progressive Corp. (The)	129	12,212
Prudential Financial, Inc.	155	9,846
Sampo Oyj - A Shares	263	10,405
SCOR SE (b)	234	6,483
Sompo Holdings, Inc.	200	6,928
Swiss Life Holding AG	40	15,113
T&D Holdings, Inc.	1,400	13,846
Tokio Marine Holdings, Inc.	500	21,896
Travelers Cos., Inc. (The)	119	12,875
Tryg A/S	480	15,129
Unum Group	352	5,924

		411,838

Interactive Media & Services—0.1%
Adevinta ASA (b)	960	16,464
Alphabet, Inc. - Class A (b)	28	41,037
Auto Trader Group plc	3,229	23,357
Facebook, Inc. - Class A (b)	179	46,880
Kakaku.com, Inc.	900	23,793
REA Group, Ltd.	284	22,440
Scout24 AG	173	15,100
Seek, Ltd.	620	9,484
Twitter, Inc. (b)	913	40,629
Z Holdings Corp.	3,800	25,388

		264,572

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	5	15,744
Booking Holdings, Inc. (b)	8	13,686
Delivery Hero SE (b)	134	15,414
eBay, Inc.	510	26,571
Etsy, Inc. (b)	76	9,244
Expedia Group, Inc.	147	13,478
Just Eat Takeaway (b)	86	9,631
Mercari, Inc. (b)	200	9,241
Prosus NV (b)	188	17,337
Rakuten, Inc.	1,000	10,803
Zalando SE (b)	150	14,040
ZOZO, Inc.	400	11,156

		166,345

IT Services—0.3%
Accenture plc - Class A	102	23,051
Adyen NV (b)	7	12,900
Akamai Technologies, Inc. (b)	107	11,828
Amadeus IT Group S.A.	335	18,591
Atos SE (b)	128	10,311
Automatic Data Processing, Inc.	96	13,391
Capgemini SE	149	19,083
CGI, Inc. (b)	414	28,101
Cognizant Technology Solutions Corp. - Class A	236	16,383
Computershare, Ltd.	2,436	21,388
DXC Technology Co.	416	7,426
Edenred	251	11,261

IT Services—(Continued)
Fidelity National Information Services, Inc.	128	18,843
Fiserv, Inc. (b)	165	17,003
Fujitsu, Ltd.	62	8,490
Global Payments, Inc.	92	16,337
GMO Payment Gateway, Inc.	100	10,754
International Business Machines Corp.	103	12,532
Itochu Techno-Solutions Corp.	400	15,223
Leidos Holdings, Inc.	103	9,182
MasterCard, Inc. - Class A	94	31,788
NEC Corp.	600	35,122
Nexi S.p.A. (b)	1,115	22,359
Nomura Research Institute, Ltd.	600	17,634
NTT Data Corp.	1,500	19,229
Obic Co., Ltd.	100	17,596
Otsuka Corp.	200	10,235
Paychex, Inc.	233	18,586
PayPal Holdings, Inc. (b)	133	26,205
SCSK Corp.	200	11,190
Shopify, Inc. - Class A (b)	14	14,317
TIS, Inc.	900	19,128
VeriSign, Inc. (b)	79	16,183
Visa, Inc. - A Shares	125	24,996
Western Union Co. (The)	776	16,630
Wix.com, Ltd. (b)	33	8,410
Worldline S.A. (b)	105	8,610

		620,296

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	423	30,900
Hasbro, Inc.	140	11,581
Sega Sammy Holdings, Inc.	800	9,730
Shimano, Inc.	100	19,688
Yamaha Corp.	100	4,787

		76,686

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	250	25,235
Bio-Rad Laboratories, Inc. - Class A (b)	21	10,825
Eurofins Scientific SE (b)	26	20,583
Illumina, Inc. (b)	54	16,690
IQVIA Holdings, Inc. (b)	85	13,399
Lonza Group AG	19	11,728
Mettler-Toledo International, Inc. (b)	12	11,589
PerkinElmer, Inc.	95	11,923
QIAGEN NV (b)	334	17,347
Sartorius Stedim Biotech	56	19,287
Thermo Fisher Scientific, Inc.	46	20,310
Waters Corp. (b)	104	20,351

		199,267

Machinery—0.2%
Caterpillar, Inc.	163	24,311
CNH Industrial NV (b)	2,030	15,776
Cummins, Inc.	51	10,769
Daifuku Co., Ltd.	200	20,130
Dover Corp.	179	19,393

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Flowserve Corp.	254	$6,932
Hino Motors, Ltd.	800	5,185
Hitachi Construction Machinery Co., Ltd.	600	21,728
Hoshizaki Corp.	200	15,950
Ingersoll Rand, Inc. (b)	236	8,402
Kawasaki Heavy Industries, Ltd. (b)	400	5,414
Kone Oyj - Class B	450	39,560
Kurita Water Industries, Ltd.	300	9,901
Minebea Mitsumi, Inc.	200	3,773
Nabtesco Corp.	400	14,574
Otis Worldwide Corp.	177	11,048
Parker-Hannifin Corp.	60	12,140
Pentair plc	240	10,985
Sandvik AB (b)	372	7,257
Schindler Holding AG	66	17,956
Snap-on, Inc.	113	16,626
Stanley Black & Decker, Inc.	59	9,570
Sumitomo Heavy Industries, Ltd.	740	17,215
Techtronic Industries Co., Ltd.	2,000	26,299
Volvo AB - B Shares (b)	1,271	24,412
Wartsila Oyj Abp	488	3,840
Xylem, Inc.	298	25,068
Yangzijiang Shipbuilding Holdings, Ltd.	6,200	4,521

		408,735

Marine—0.0%
AP Moller - Maersk A/S - Class A	4	5,843

Media—0.3%
Charter Communications, Inc. - Class A (b)	71	44,328
Comcast Corp. - Class A	953	44,086
CyberAgent, Inc.	700	43,291
Dentsu Group, Inc.	700	20,683
Discovery, Inc. - Class A (b)	1,421	30,935
DISH Network Corp. - Class A (b)	1,108	32,165
Fox Corp. - Class B (b)	1,387	38,794
Hakuhodo DY Holdings, Inc.	1,000	12,923
Informa plc (b)	4,220	20,461
Interpublic Group of Cos., Inc. (The)	2,310	38,508
News Corp. - Class B	3,207	44,834
Omnicom Group, Inc.	889	44,006
Pearson plc	7,208	50,977
Publicis Groupe S.A.	455	14,745
Quebecor, Inc. - Class B	1,127	28,193
SES S.A.	1,419	10,039
Shaw Communications, Inc. - Class B	2,144	39,127
Telenet Group Holding NV	422	16,358
ViacomCBS, Inc. - Class B	1,130	31,651

		606,104

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	191	15,218
Anglo American plc	418	10,094
Antofagasta plc	1,171	15,439
ArcelorMittal S.A. (b)	844	11,256
Barrick Gold Corp.	595	16,712

Metals & Mining—(Continued)
BHP Group plc	1,086	23,152
BHP Group, Ltd.	645	16,598
Boliden AB	447	13,290
Evolution Mining, Ltd.	3,977	16,511
Evraz plc	2,698	12,030
Freeport-McMoRan, Inc.	1,483	23,194
Glencore plc (b)	2,803	5,807
Hitachi Metals, Ltd.	1,100	16,910
JFE Holdings, Inc. (b)	3,100	21,681
Kinross Gold Corp. (b)	1,309	11,551
Kirkland Lake Gold, Ltd.	241	11,765
Maruichi Steel Tube, Ltd.	500	12,505
Newmont Corp.	703	44,605
Nippon Steel Corp. (b)	700	6,612
Norsk Hydro ASA (b)	3,967	10,919
Northern Star Resources, Ltd.	1,962	19,292
Nucor Corp.	593	26,602
Sumitomo Metal Mining Co., Ltd.	400	12,382
Wheaton Precious Metals Corp.	453	22,226

		396,351

Multi-Utilities—0.4%
AGL Energy, Ltd.	3,392	33,150
Algonquin Power & Utilities Corp.	4,648	67,510
Ameren Corp.	775	61,287
Atco, Ltd. - Class I	682	19,714
Canadian Utilities, Ltd. - Class A	1,597	38,092
CenterPoint Energy, Inc.	2,518	48,723
CMS Energy Corp.	1,266	77,745
Consolidated Edison, Inc.	938	72,976
Dominion Energy, Inc.	744	58,724
DTE Energy Co.	654	75,236
E.ON SE	2,865	31,654
Engie S.A. (b)	2,003	26,771
National Grid plc	3,648	41,995
NiSource, Inc.	3,204	70,488
Public Service Enterprise Group, Inc.	1,265	69,461
RWE AG	914	34,267
Sempra Energy	424	50,185
Suez S.A.	1,593	29,490
Veolia Environnement S.A.	1,577	34,009
WEC Energy Group, Inc.	592	57,365

		998,842

Multiline Retail—0.1%
Dollar General Corp.	63	13,206
Dollar Tree, Inc. (b)	182	16,624
Dollarama, Inc.	256	9,813
Isetan Mitsukoshi Holdings, Ltd.	2,400	12,730
Marui Group Co., Ltd.	300	5,755
Pan Pacific International Holdings Corp.	2,400	55,908
Ryohin Keikaku Co., Ltd.	500	8,305
Target Corp.	142	22,353
Wesfarmers, Ltd.	931	29,684

		174,378

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.5%
Ampol, Ltd.	1,638	$28,172
Apache Corp.	1,213	11,487
BP plc	13,032	37,837
Cabot Oil & Gas Corp.	1,534	26,630
Cameco Corp.	2,110	21,313
Canadian Natural Resources, Ltd.	1,132	18,142
Cenovus Energy, Inc.	3,159	12,313
Chevron Corp.	364	26,208
Concho Resources, Inc.	610	26,913
ConocoPhillips	848	27,848
Devon Energy Corp.	1,519	14,370
Diamondback Energy, Inc.	583	17,560
Enbridge, Inc.	1,352	39,497
ENEOS Holdings, Inc.	10,600	37,852
Eni S.p.A.	4,165	32,582
EOG Resources, Inc.	360	12,938
Equinor ASA	1,768	24,951
Exxon Mobil Corp.	1,222	41,951
Galp Energia SGPS S.A.	3,296	30,551
Hess Corp.	737	30,165
HollyFrontier Corp.	1,156	22,785
Idemitsu Kosan Co., Ltd.	2,076	44,230
Imperial Oil, Ltd.	1,218	14,581
Inpex Corp.	4,300	23,004
Inter Pipeline, Ltd.	1,889	18,542
Keyera Corp.	873	13,178
Kinder Morgan, Inc.	1,803	22,231
Koninklijke Vopak NV	1,037	58,424
Lundin Energy AB	806	15,964
Marathon Oil Corp.	4,689	19,178
Marathon Petroleum Corp.	426	12,499
Neste Oyj	879	46,221
Noble Energy, Inc.	1,431	12,235
Occidental Petroleum Corp.	1,846	18,478
Oil Search, Ltd.	10,738	20,394
OMV AG (b)	841	22,974
ONEOK, Inc.	806	20,940
Origin Energy, Ltd.	8,153	25,211
Parkland Corp.	543	14,359
Pembina Pipeline Corp.	1,224	25,977
Phillips 66	339	17,574
Pioneer Natural Resources Co.	229	19,692
Repsol S.A.	3,552	23,725
Royal Dutch Shell plc - B Shares	2,742	33,170
Santos, Ltd.	5,202	18,256
Suncor Energy, Inc.	1,877	22,921
TC Energy Corp.	932	39,126
Total S.A.	1,315	45,148
Valero Energy Corp.	399	17,285
Washington H Soul Pattinson & Co., Ltd.	1,053	17,773
Williams Cos., Inc. (The)	1,550	30,458
Woodside Petroleum, Ltd.	1,717	21,687

		1,297,500

Paper & Forest Products—0.0%
Mondi plc	424	8,923
OJI Holdings Corp.	3,000	13,768

Paper & Forest Products—(Continued)
Svenska Cellulosa AB SCA - Class B (b)	1,214	16,641

		39,332

Personal Products—0.1%
Beiersdorf AG	348	39,574
Estee Lauder Cos., Inc. (The) - Class A	186	40,595
Kao Corp.	400	30,016
Kobayashi Pharmaceutical Co., Ltd.	300	29,039
Kose Corp.	149	18,218
L’Oreal S.A.	140	45,556
Pola Orbis Holdings, Inc.	1,200	22,664
Shiseido Co., Ltd.	400	22,952
Unilever NV	353	21,311
Unilever plc	272	16,760

		286,685

Pharmaceuticals—0.3%
Astellas Pharma, Inc.	800	11,909
AstraZeneca plc	317	34,503
Bausch Health Cos., Inc. (b)	558	8,675
Bayer AG	246	15,375
Bristol-Myers Squibb Co.	353	21,282
Canopy Growth Corp. (b)	985	14,122
Catalent, Inc. (b)	96	8,223
Chugai Pharmaceutical Co., Ltd.	600	26,924
Daiichi Sankyo Co., Ltd.	900	27,656
Eisai Co., Ltd.	300	27,375
Eli Lilly and Co.	166	24,571
GlaxoSmithKline plc	1,357	25,419
H Lundbeck A/S	268	8,834
Hikma Pharmaceuticals plc	881	29,508
Hisamitsu Pharmaceutical Co., Inc.	300	15,316
Ipsen S.A.	85	8,918
Johnson & Johnson	142	21,141
Kyowa Kirin Co., Ltd.	1,200	34,085
Merck & Co., Inc.	277	22,977
Merck KGaA	150	21,903
Mylan NV (b)	1,019	15,112
Nippon Shinyaku Co., Ltd.	300	24,734
Novo Nordisk A/S - Class B	285	19,797
Ono Pharmaceutical Co., Ltd.	900	28,255
Orion Oyj - Class B	418	18,917
Otsuka Holdings Co., Ltd.	900	38,170
Perrigo Co. plc	415	19,053
Pfizer, Inc.	475	17,433
Recordati S.p.A.	673	34,432
Roche Holding AG	26	8,895
Sanofi	249	24,967
Santen Pharmaceutical Co., Ltd.	1,200	24,606
Shionogi & Co., Ltd.	200	10,700
Sumitomo Dainippon Pharma Co., Ltd.	1,700	22,386
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,785
Takeda Pharmaceutical Co., Ltd.	738	26,289
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	1,418	12,776
UCB S.A.	84	9,539
Vifor Pharma AG	64	8,712

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.	58	$9,591

		802,865

Professional Services—0.1%
Equifax, Inc.	97	15,219
Nielsen Holdings plc	692	9,813
Nihon M&A Center, Inc.	100	5,704
Robert Half International, Inc.	330	17,470
SGS S.A.	12	32,165
Thomson Reuters Corp.	382	30,484
Verisk Analytics, Inc.	124	22,978
Wolters Kluwer NV	156	13,319

		147,152

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	14,057
Aroundtown S.A. (b)	2,045	10,279
Azrieli Group, Ltd.	94	4,188
CBRE Group, Inc. - Class A (b)	281	13,199
CK Asset Holdings, Ltd.	3,000	14,637
Daito Trust Construction Co., Ltd.	100	8,866
Daiwa House Industry Co., Ltd.	600	15,416
Deutsche Wohnen SE	353	17,663
Mitsubishi Estate Co., Ltd.	1,000	15,114
Pacific Century Premium Developments, Ltd. (b)	8,640	2,273
Sumitomo Realty & Development Co., Ltd.	300	8,876
Swiss Prime Site AG	83	7,533
Vonovia SE	239	16,424
Wharf Real Estate Investment Co., Ltd.	2,596	10,627

		159,152

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	25,590
Canadian National Railway Co.	88	9,372
Canadian Pacific Railway, Ltd.	70	21,294
CSX Corp.	245	19,029
J.B. Hunt Transport Services, Inc.	132	16,682
Kansas City Southern	81	14,647
Keio Corp.	400	24,735
Kintetsu Group Holdings Co., Ltd.	900	38,394
MTR Corp., Ltd.	2,000	9,925
Nagoya Railroad Co., Ltd.	500	13,701
Nippon Express Co., Ltd.	500	29,106
Odakyu Electric Railway Co., Ltd.	1,100	27,675
Old Dominion Freight Line, Inc.	43	7,780
Seibu Holdings, Inc.	1,900	20,438
Tobu Railway Co., Ltd.	200	6,178
Union Pacific Corp.	74	14,568

		299,114

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. (b)	147	12,053
Advantest Corp.	300	14,571
Analog Devices, Inc.	146	17,044
Applied Materials, Inc.	118	7,015

Semiconductors & Semiconductor Equipment—(Continued)
ASM Pacific Technology, Ltd.	2,300	23,509
Broadcom, Inc.	57	20,766
Infineon Technologies AG	431	12,192
Intel Corp.	167	8,647
Lasertec Corp.	100	8,270
Microchip Technology, Inc.	200	20,552
Micron Technology, Inc. (b)	176	8,265
NVIDIA Corp.	16	8,660
Qorvo, Inc. (b)	85	10,966
QUALCOMM, Inc.	186	21,889
Renesas Electronics Corp. (b)	2,000	14,649
Rohm Co., Ltd.	100	7,721
Skyworks Solutions, Inc.	105	15,278
STMicroelectronics NV	309	9,445
SUMCO Corp.	500	7,032
Texas Instruments, Inc.	132	18,848
Xilinx, Inc.	160	16,678

		284,050

Software—0.2%
Adobe, Inc. (b)	42	20,598
Autodesk, Inc. (b)	79	18,250
AVEVA Group plc	298	18,426
Blackberry, Ltd. (b)	2,323	10,659
Citrix Systems, Inc.	124	17,076
Constellation Software, Inc.	28	31,114
CyberArk Software, Ltd. (b)	117	12,100
Dassault Systemes SE	153	28,540
Fortinet, Inc. (b)	40	4,712
Intuit, Inc.	51	16,637
Microsoft Corp.	101	21,243
Nemetschek SE	98	7,178
Nice, Ltd. (b)	36	8,157
NortonLifeLock, Inc.	654	13,629
Open Text Corp.	775	32,757
Oracle Corp.	295	17,612
Oracle Corp. Japan	100	10,842
Paycom Software, Inc. (b)	37	11,518
Sage Group plc (The)	3,242	30,025
SAP SE	201	31,301
ServiceNow, Inc. (b)	17	8,245
Synopsys, Inc. (b)	150	32,097
TeamViewer AG (b)	253	12,493
Temenos AG	115	15,487
Trend Micro, Inc.	300	18,305
Tyler Technologies, Inc. (b)	41	14,291
WiseTech Global, Ltd.	533	10,021

		473,313

Specialty Retail—0.2%
ABC-Mart, Inc.	300	15,616
Advance Auto Parts, Inc.	47	7,215
AutoZone, Inc. (b)	19	22,375
Best Buy Co., Inc.	138	15,358
CarMax, Inc. (b)	115	10,570
Gap, Inc. (The)	426	7,255

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Hennes & Mauritz AB - B Shares	750	$12,936
Hikari Tsushin, Inc.	26	6,196
Industria de Diseno Textil S.A	1,051	29,221
Kingfisher plc	3,286	12,558
L Brands, Inc.	330	10,497
Nitori Holdings Co., Ltd.	100	20,799
O’Reilly Automotive, Inc. (b)	47	21,671
Ross Stores, Inc.	245	22,863
Shimamura Co., Ltd.	200	19,551
Tiffany & Co.	144	16,682
TJX Cos., Inc. (The)	422	23,484
Tractor Supply Co.	124	17,774
Ulta Beauty, Inc. (b)	70	15,679
USS Co., Ltd.	1,200	21,465
Yamada Denki Co., Ltd.	5,500	27,425

		357,190

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	76	8,802
Canon, Inc.	1,200	19,917
FUJIFILM Holdings Corp.	700	34,493
HP, Inc.	794	15,078
Logitech International S.A.	175	13,542
NetApp, Inc.	274	12,012
Ricoh Co., Ltd.	2,100	14,157
Seagate Technology plc	253	12,465
Seiko Epson Corp.	700	8,047
Western Digital Corp.	232	8,480
Xerox Holdings Corp.	336	6,307

		153,300

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG (b)	57	18,449
Cie Financiere Richemont S.A.	337	22,573
EssilorLuxottica S.A. (b)	112	15,230
Gildan Activewear, Inc.	409	8,060
Hanesbrands, Inc.	786	12,379
Hermes International	40	34,479
Kering S.A.	8	5,315
Moncler S.p.A. (b)	129	5,284
NIKE, Inc. - Class B	289	36,281
Pandora A/S	152	10,938
Puma SE (b)	222	20,003
PVH Corp.	44	2,624
Ralph Lauren Corp.	192	13,050
Swatch Group AG (The) - Bearer Shares	79	18,402
Tapestry, Inc.	612	9,566
Under Armour, Inc. - Class A (b)	995	11,174
VF Corp.	341	23,955

		267,762

Tobacco—0.1%
Altria Group, Inc.	744	28,748
British American Tobacco plc	361	12,975
Imperial Brands plc	882	15,547
Japan Tobacco, Inc.	1,200	21,913

Tobacco—(Continued)
Philip Morris International, Inc.	495	37,120
Swedish Match AB	287	23,416

		139,719

Trading Companies & Distributors—0.0%
AerCap Holdings NV (b)	139	3,501
Ashtead Group plc	78	2,795
Fastenal Co.	194	8,748
Ferguson plc	77	7,747
Marubeni Corp.	3,300	18,723
MonotaRO Co., Ltd.	200	9,961
United Rentals, Inc. (b)	70	12,215
WW Grainger, Inc.	73	26,044

		89,734

Transportation Infrastructure—0.0%
Aena SME S.A. (b)	35	4,875
Aeroports de Paris	108	10,754
Atlantia S.p.A. (b)	253	3,967
Auckland International Airport, Ltd. (b)	4,470	21,658
Fraport AG Frankfurt Airport Services Worldwide (b)	433	17,147
Sydney Airport	3,397	14,300
Transurban Group	1,608	16,296

		88,997

Water Utilities—0.0%
American Water Works Co., Inc.	295	42,740
Severn Trent plc	873	27,449
United Utilities Group plc	2,922	32,311

		102,500

Wireless Telecommunication Services—0.2%
KDDI Corp.	1,600	40,473
NTT DoCoMo, Inc.	3,700	137,213
Rogers Communications, Inc. - Class B	1,167	46,293
Softbank Corp.	1,600	17,928
SoftBank Group Corp.	300	18,524
T-Mobile U.S., Inc. (b)	472	53,978
Tele2 AB - B Shares	2,432	34,338
Vodafone Group plc	16,068	21,317

		370,064

Total Common Stocks (Cost $23,429,161)		23,936,145

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	211	11,561

Health Care Equipment & Supplies—0.0%
Sartorius AG	33	13,556

Total Preferred Stocks (Cost $20,685)		25,117

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—36.6%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—3.9%
BlackRock Liquidity Funds, Institutional Shares, 0.010% (e)	7,472,203	$7,472,203
UBS Select Treasury Institutional Fund, Institutional Class, 0.010% (e)	1,732,858	1,732,858

		9,205,061

Repurchase Agreement—20.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $49,634,842; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $50,627,562.	49,634,842	49,634,842

U.S. Treasury—11.8%
U.S. Treasury Bill 0.146%, 10/20/20 (f) (g)	14,000,000	13,999,381
U.S. Treasury Cash Management Bill 0.088%, 12/22/20 (f)	14,000,000	13,997,290

		27,996,671

Total Short-Term Investments (Cost $86,835,998)		86,836,574

Total Investments—89.5% (Cost $207,177,326)		212,294,824
Other assets and liabilities (net)—10.5%		24,869,565

Net Assets—100.0%		$237,164,389

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $13,999,381.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $7,404,576, which is 3.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
AUD	900,000	BNY	10/29/20	USD	631,347	$(13,317)
AUD	20,143	BNY	10/29/20	USD	14,217	(211)
AUD	16,180	SSBT	10/29/20	USD	11,548	(42)
CAD	2,100,000	BNY	10/29/20	USD	1,566,253	(10,991)
CHF	500,000	SSBT	10/29/20	USD	538,515	(4,750)
EUR	24,700,000	BBP	10/28/20	USD	28,930,307	(44,742)
EUR	2,700,000	SSBT	10/29/20	USD	3,138,104	(29,274)
EUR	3,607	SSBT	10/29/20	USD	4,228	(3)
GBP	16,300,000	SSBT	10/28/20	USD	20,745,636	(289,902)
GBP	700,000	BNY	10/29/20	USD	889,207	(14,164)
HKD	4,000,000	SSBT	10/29/20	USD	515,990	(93)
JPY	563,200,000	SSBT	10/29/20	USD	5,333,043	(8,698)

Net Unrealized Depreciation						$(416,187)

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/16/20	6	EUR	657,096	$(12,808)
Australian 10 Year Treasury Bond Futures	12/15/20	200	AUD	29,878,564	253,048
Bloomberg Commodity Index Futures	12/16/20	741	USD	5,246,280	(91,217)
Brent Crude Oil Futures	11/30/20	51	USD	2,180,250	64,122
Canada Government Bond 10 Year Futures	12/18/20	175	CAD	26,566,750	(10,000)
Cattle Feeder Futures	01/28/21	3	USD	210,450	(200)
Cattle Feeder Futures	11/19/20	15	USD	1,065,375	6,272
Coffee “C” Futures	12/18/20	20	USD	832,125	(52,632)
Coffee “C” Futures	03/16/21	71	USD	1,794,170	(89,874)
Copper Futures	12/29/20	25	USD	1,895,313	66,325
Corn Futures	12/14/21	66	USD	1,291,950	46,770
Corn Futures	12/14/20	4	USD	75,800	9,238
Cotton No. 2 Futures	03/09/21	8	USD	266,160	7,316
Cotton No. 2 Futures	12/08/20	19	USD	625,005	66,762
DAX Index Futures	12/18/20	2	EUR	638,950	(25,008)
Euro-BTP Futures	12/08/20	42	EUR	6,198,360	93,340
Euro-Bobl Futures	12/08/20	113	EUR	15,274,210	9,816
Euro-Bund Futures	12/08/20	46	EUR	8,027,920	35,067
Euro-Buxl 30 Year Bond Futures	12/08/20	17	EUR	3,785,560	74,705
FTSE 100 Index Futures	12/18/20	16	GBP	934,640	(35,252)
Gold 100 oz. Futures	12/29/20	34	USD	6,444,700	50,498
Goldman Sachs Commodity Index Futures	10/15/20	99	USD	8,648,888	119,646
Hang Seng Index Futures	10/29/20	7	HKD	8,200,500	(7,718)
IBEX 35 Index Futures	10/16/20	8	EUR	538,432	(29,256)
10-Year USD Market Agreed Coupon Swap Futures	12/14/20	377	USD	38,648,391	(101,045)
5-Year USD Market Agreed Coupon Swap Futures	12/14/20	804	USD	82,931,344	(39,245)
Japanese Government 10 Year Bond Mini Futures	12/11/20	364	JPY	5,536,804,000	108,546
LME Nickel Futures	12/14/20	16	USD	1,393,440	16,777
LME Primary Aluminum Futures	12/16/20	52	USD	2,293,525	(20,970)
Lean Hogs Futures	12/14/20	21	USD	530,040	21,195
Live Cattle Futures	12/31/20	52	USD	2,336,880	49,004
Low Sulphur Gas Oil Futures	11/12/20	30	USD	1,001,250	(147,081)
Low Sulphur Gas Oil Futures	12/10/20	5	USD	169,000	(20,888)
MSCI Emerging Markets Index Mini Futures	12/18/20	308	USD	16,762,900	36,184
Natural Gas Futures	11/25/20	87	USD	2,711,790	(35,883)
New York Harbor ULSD Futures	11/30/20	25	USD	1,223,775	41,694
OMX Stockholm 30 Index Futures	10/16/20	31	SEK	5,676,875	3,997
RBOB Gasoline Futures	11/30/20	25	USD	1,223,460	29,151
Russell 2000 Index E-Mini Futures	12/18/20	284	USD	21,362,480	30,722
S&P 500 Index E-Mini Futures	12/18/20	139	USD	23,296,400	151,551
S&P TSX 60 Index Futures	12/17/20	10	CAD	1,923,000	(5,636)
SPI 200 Index Futures	12/17/20	12	AUD	1,740,600	(20,020)
Silver Futures	12/29/20	19	USD	2,231,930	(177,383)
Soybean Futures	01/14/21	22	USD	1,129,975	6,794
Soybean Meal Futures	01/14/21	4	USD	136,840	11,608
Soybean Meal Futures	12/14/20	30	USD	1,028,400	146,229
Soybean Oil Futures	01/14/21	5	USD	99,570	477
Soybean Oil Futures	12/14/20	40	USD	795,120	77,756
Sugar No. 11 Futures	02/26/21	84	USD	1,271,021	9,226
TOPIX Index Futures	12/10/20	7	JPY	113,785,000	21,176
U.S. Treasury Long Bond Futures	12/21/20	189	USD	33,317,156	(202,666)
U.S. Treasury Note 10 Year Futures	12/21/20	118	USD	16,464,688	17,405
U.S. Treasury Note 2 Year Futures	12/31/20	218	USD	48,169,484	19,944
U.S. Treasury Note 5 Year Futures	12/31/20	147	USD	18,526,594	16,964
United Kingdom Long Gilt Bond Futures	12/29/20	112	GBP	15,244,320	(29,940)
Wheat Futures	12/14/20	45	USD	1,300,500	114,328

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Wheat Futures	03/12/21	7	USD	204,313	$4,253
LME Zinc Futures	12/14/20	30	USD	1,801,688	(114)

Net Unrealized Appreciation					$683,070

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	0.250%	Semi-Annually	03/17/23	USD	77,000,000	$37,522	$51,247	$(13,725)
Pay	3M LIBOR	Quarterly	0.750%	Semi-Annually	12/16/22	USD	32,433,000	341,484	289,667	51,817

Totals								$379,006	$340,914	$38,092

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$50,026,355	$—	$50,026,355
Total Mutual Fund*	26,063,825	—	—	26,063,825
Total U.S. Treasury & Government Agencies*	—	25,406,808	—	25,406,808
Common Stocks
Aerospace & Defense	128,946	51,644	—	180,590
Air Freight & Logistics	64,340	31,925	—	96,265
Airlines	49,257	30,120	—	79,377
Auto Components	46,100	38,467	—	84,567
Automobiles	20,247	61,171	—	81,418
Banks	268,696	293,802	—	562,498
Beverages	235,727	381,876	—	617,603
Biotechnology	147,726	119,447	—	267,173
Building Products	84,627	41,737	—	126,364
Capital Markets	205,396	85,652	—	291,048
Chemicals	447,765	468,046	—	915,811
Commercial Services & Supplies	88,077	21,131	—	109,208
Communications Equipment	74,686	49,117	—	123,803
Construction & Engineering	35,355	29,248	—	64,603
Construction Materials	61,429	41,624	—	103,053
Consumer Finance	19,861	2	—	19,863
Containers & Packaging	214,207	—	—	214,207
Distributors	31,181	23,876	—	55,057
Diversified Consumer Services	—	12,838	—	12,838
Diversified Financial Services	14,693	72,572	—	87,265
Diversified Telecommunication Services	301,263	715,005	—	1,016,268
Electric Utilities	1,051,764	1,228,240	—	2,280,004
Electrical Equipment	62,743	49,775	—	112,518
Electronic Equipment, Instruments & Components	111,180	193,048	—	304,228
Energy Equipment & Services	91,762	19,520	—	111,282
Entertainment	232,077	178,060	—	410,137
Equity Real Estate Investment Trusts	340,858	379,794	—	720,652
Food & Staples Retailing	472,108	445,133	—	917,241
Food Products	631,084	690,795	—	1,321,879
Gas Utilities	53,668	531,743	—	585,411
Health Care Equipment & Supplies	332,970	485,979	—	818,949
Health Care Providers & Services	257,131	144,723	0	401,854
Health Care Technology	21,253	24,837	—	46,090
Hotels, Restaurants & Leisure	143,214	136,770	—	279,984
Household Durables	101,031	99,027	—	200,058
Household Products	255,315	142,924	—	398,239
Independent Power and Renewable Electricity Producers	41,689	73,209	—	114,898
Industrial Conglomerates	31,563	84,593	—	116,156

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$235,159	$176,679	$—	$411,838
Interactive Media & Services	128,546	136,026	—	264,572
Internet & Direct Marketing Retail	78,723	87,622	—	166,345
IT Services	331,192	289,104	—	620,296
Leisure Products	11,581	65,105	—	76,686
Life Sciences Tools & Services	130,322	68,945	—	199,267
Machinery	155,244	253,491	—	408,735
Marine	—	5,843	—	5,843
Media	416,627	189,477	—	606,104
Metals & Mining	171,873	224,478	—	396,351
Multi-Utilities	767,506	231,336	—	998,842
Multiline Retail	61,996	112,382	—	174,378
Oil, Gas & Consumable Fuels	689,374	608,126	—	1,297,500
Paper & Forest Products	—	39,332	—	39,332
Personal Products	40,595	246,090	—	286,685
Pharmaceuticals	194,956	607,909	—	802,865
Professional Services	95,964	51,188	—	147,152
Real Estate Management & Development	13,199	145,953	—	159,152
Road & Rail	103,372	195,742	—	299,114
Semiconductors & Semiconductor Equipment	186,661	97,389	—	284,050
Software	282,538	190,775	—	473,313
Specialty Retail	191,423	165,767	—	357,190
Technology Hardware, Storage & Peripherals	63,144	90,156	—	153,300
Textiles, Apparel & Luxury Goods	117,089	150,673	—	267,762
Tobacco	65,868	73,851	—	139,719
Trading Companies & Distributors	50,508	39,226	—	89,734
Transportation Infrastructure	—	88,997	—	88,997
Water Utilities	42,740	59,760	—	102,500
Wireless Telecommunication Services	100,271	269,793	—	370,064
Total Common Stocks	11,497,460	12,438,685	0	23,936,145
Total Preferred Stocks*	—	25,117	—	25,117

Short-Term Investments
Mutual Funds	9,205,061	—	—	9,205,061
Repurchase Agreement	—	49,634,842	—	49,634,842
U.S. Treasury	—	27,996,671	—	27,996,671
Total Short-Term Investments	9,205,061	77,631,513	—	86,836,574
Total Investments	$46,766,346	$165,528,478	$0	$212,294,824
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(416,187)	$—	$(416,187)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,837,906	$—	$—	$1,837,906
Futures Contracts (Unrealized Depreciation)	(1,154,836)	—	—	(1,154,836)
Total Futures Contracts	$683,070	$—	$—	$683,070
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$51,817	$—	$51,817
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(13,725)	—	(13,725)
Total Centrally Cleared Swap Contracts	$—	$38,092	$—	$38,092

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfer from Level 2 to Level 3 in the amount of $33,499 was due to a trading halt on the security’s exchange which resulted in the lack of observable inputs.

BHFTI-284

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—126.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—20.6%
Fannie Mae 30 Yr. Pool
4.000%, 03/01/49	5,850,221	$6,221,467
4.000%, 05/01/50	1,171,166	1,246,612
Fannie Mae ARM Pool
2.371%, 12M MTA + 1.200%, 07/01/44 (a)	7,661	7,678
2.371%, 12M MTA + 1.200%, 09/01/44 (a)	12,366	12,393
3.366%, 1Y H15 + 2.360%, 11/01/34 (a)	247,815	262,047
Fannie Mae REMICS (CMO)
0.235%, 1M LIBOR + 0.060%, 12/25/36 (a)	22,882	22,670
0.235%, 1M LIBOR + 0.060%, 07/25/37 (a)	186,374	183,324
0.298%, 1M LIBOR + 0.150%, 08/25/34 (a)	26,509	26,296
0.498%, 1M LIBOR + 0.350%, 07/25/37 (a)	4,324	4,336
0.528%, 1M LIBOR + 0.380%, 07/25/37 (a)	43,551	43,811
0.548%, 1M LIBOR + 0.400%, 03/25/49 (a)	9,015,499	9,060,874
3.141%, 05/25/35 (a)	126,220	128,676
Fannie Mae Whole Loan (CMO) 0.498%, 1M LIBOR + 0.350%, 05/25/42 (a)	30,891	31,044
Freddie Mac ARM Non-Gold Pool 3.945%, 1Y H15 + 2.225%, 01/01/34 (a)	30,829	32,400
Freddie Mac REMICS (CMO) 0.506%, 1M LIBOR + 0.350%, 07/15/44 (a)	2,460,087	2,471,781
Freddie Mac Strips (CMO) 0.602%, 1M LIBOR + 0.450%, 09/15/42 (a)	3,466,512	3,509,789
Freddie Mac Structured Pass-Through Securities (CMO)
0.278%, 1M LIBOR + 0.130%, 08/25/31 (a)	25,587	24,289
2.219%, 12M MTA + 1.200%, 10/25/44 (a)	1,385,018	1,424,560
2.371%, 12M MTA + 1.200%, 02/25/45 (a)	408,867	415,316
Ginnie Mae II 30 Yr. Pool 2.500%, TBA (b)	37,400,000	39,198,414
Government National Mortgage Association (CMO)
0.599%, 12M LIBOR + 0.150%, 08/20/68 (a)	3,836,585	3,795,842
0.985%, 1M LIBOR + 0.830%, 08/20/66 (a)	240,148	243,575
1.904%, 12M LIBOR + 0.750%, 04/20/67 (a)	2,876,017	2,935,561
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (b)	32,200,000	33,147,324
2.500%, TBA (b)	68,100,000	71,278,207
3.000%, TBA (b)	44,000,000	46,102,031
3.500%, TBA (b)	88,420,000	93,333,953
4.000%, TBA (b)	131,000,000	139,815,142

		454,979,412

U.S. Treasury—105.7%
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (c)	11,910,187	14,007,961
0.625%, 02/15/43 (c)	9,690,222	11,909,510
0.750%, 02/15/42 (c)	51,751,656	64,949,676
0.750%, 02/15/45 (c)	17,337,891	22,012,123
0.875%, 02/15/47 (c)	41,357,138	54,847,212
1.000%, 02/15/46 (c) (d)	56,223,004	75,629,458
1.375%, 02/15/44 (c) (d)	84,533,422	119,906,477
1.750%, 01/15/28 (c) (d)	119,078,398	144,974,849
2.000%, 01/15/26 (c) (d)	67,513,946	79,512,176
2.125%, 02/15/40 (c)	23,767,643	36,347,163
2.125%, 02/15/41 (c)	18,016,481	27,929,768
2.375%, 01/15/25 (c) (d)	66,065,243	76,673,102

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/27 (c) (e)	488,148	601,766
2.500%, 01/15/29 (c)	41,569,680	54,274,413
3.375%, 04/15/32 (c) (f)	2,828,472	4,288,505
3.625%, 04/15/28 (c)	30,704,397	42,081,816
3.875%, 04/15/29 (c)	32,021,069	46,012,149
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (c) (d)	100,855,134	101,288,496
0.125%, 01/15/22 (c)	48,438,626	49,200,210
0.125%, 04/15/22 (c)	43,648,455	44,414,860
0.125%, 07/15/22 (c) (d) (g) (h)	34,246,396	35,127,974
0.125%, 01/15/23 (c) (d)	94,387,246	97,246,516
0.125%, 10/15/24 (c) (d)	62,449,651	66,274,692
0.125%, 04/15/25 (c)	702,051	747,017
0.125%, 07/15/26 (c) (d)	103,716,311	112,428,887
0.125%, 01/15/30 (c) (f)	15,002,661	16,567,782
0.125%, 07/15/30 (c) (d)	95,350,437	105,937,067
0.250%, 01/15/25 (c)	33,687,192	35,929,934
0.250%, 07/15/29 (c) (d)	82,414,609	92,136,957
0.375%, 07/15/23 (c) (d)	74,982,857	78,636,807
0.375%, 07/15/25 (c) (d)	61,104,877	66,321,467
0.375%, 01/15/27 (c)	44,806,543	49,286,031
0.375%, 07/15/27 (c)	44,998,185	50,004,233
0.500%, 04/15/24 (c)	48,707,927	51,705,241
0.500%, 01/15/28 (c) (d)	78,184,922	87,704,547
0.625%, 04/15/23 (c)	54,743,921	57,250,166
0.625%, 01/15/24 (c) (g)	55,569,623	59,041,639
0.625%, 01/15/26 (c) (d)	134,809,745	148,564,551
0.750%, 07/15/28 (c)	46,038,858	53,015,424
0.875%, 01/15/29 (c) (f)	2,375,097	2,765,071
U.S. Treasury Notes 1.750%, 12/31/24 (d)	2,260,000	2,404,958

		2,339,958,651

Total U.S. Treasury & Government Agencies (Cost $2,615,739,134)		2,794,938,063

Foreign Government—7.5%

Municipal—0.0%
Ciudad Autonoma De Buenos Aires 34.633%, BADLAR + 5.000%, 01/23/22 (ARS) (a)	58,030,000	419,239

Sovereign—7.5%
Argentina Bocon 29.406%, BADLAR + 0.000%, 10/04/22 (ARS) (a)	189,455	1,629
Argentina Bonar Bond 31.641%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	14,686,000	104,828
Australia Government Bonds
1.250%, 02/21/22 (AUD) (c)	8,500,000	7,256,860
3.000%, 09/20/25 (AUD) (c)	11,150,000	11,862,919
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/20 (BRL) (i)	15,742,000	2,803,113
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	7,498,464	7,429,649

BHFTI-285

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
France Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (c)	15,468,070	$19,278,509
0.250%, 07/25/24 (EUR) (c)	4,148,391	5,113,778
Italy Buoni Poliennali Del Tesoro 1.400%, 05/26/25 (144A) (EUR) (c)	40,590,110	49,698,096
Japanese Government CPI Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,471,034,520	13,920,186
0.100%, 03/10/29 (JPY) (c)	1,545,037,740	14,627,793
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,991,587
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (c)	1,621,800	1,674,393
3.000%, 09/20/30 (NZD) (c)	11,600,000	11,440,519
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,213,691
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,682,500
United Kingdom Gilt Inflation Linked Bond 1.250%, 11/22/27 (GBP) (c)	6,275,081	10,863,816

		165,963,866

Total Foreign Government (Cost $163,051,285)		166,383,105

Corporate Bonds & Notes—7.0%

Agriculture—0.1%
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,812,800

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	400,522

Auto Manufacturers—0.2%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	812,393
Ford Motor Credit Co. LLC
3.200%, 01/15/21	1,200,000	1,197,465
3.550%, 10/07/22	2,100,000	2,073,750
Nissan Motor Acceptance Corp.
1.900%, 09/14/21 (144A)	100,000	100,404
2.650%, 07/13/22 (144A)	100,000	101,035

		4,285,047

Banks—3.7%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	230,679
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (a)	100,000	116,805
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,692,858
BBVA Bancomer S.A. 6.500%, 03/10/21	1,153,000	1,176,060

Banks—(Continued)
Cooperative Rabobank UA 6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (a)	1,600,000	1,932,197
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,975,992
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	12,027,751
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,456,413
JPMorgan Chase & Co. 3.738%, 3M LIBOR + 3.470%, 12/29/49 (a)	440,000	421,239
Lloyds Banking Group plc
1.027%, 3M LIBOR + 0.800%, 06/21/21 (a)	3,400,000	3,413,624
4.947%, -1 x 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	1,042,015
Mitsubishi UFJ Financial Group, Inc. 2.126%, 3M LIBOR + 1.880%, 03/01/21 (a)	918,000	924,831
Natwest Group plc
1.775%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,611,968
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,832,179
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a)	1,040,000	1,066,000
Nykredit Realkredit A/S
1.000%, 10/01/50 (DKK)	199,220,205	31,442,303
2.500%, 10/01/47 (DKK)	11,662	1,941
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	12,527,308

		82,892,163

Beverages—0.0%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	300,000	306,009

Chemicals—0.1%
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	911,605
4.441%, 04/24/23 (144A)	400,000	422,430

		1,334,035

Commercial Services—0.0%
Central Nippon Expressway Co., Ltd. 2.241%, 02/16/21	200,000	201,088
RELX Capital, Inc. 3.500%, 03/16/23	300,000	319,043

		520,131

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	215,111

Diversified Financial Services—1.4%
Air Lease Corp.
2.500%, 03/01/21	500,000	503,009
3.375%, 06/01/21	200,000	202,385
Ally Financial, Inc. 4.250%, 04/15/21	100,000	101,704

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	200,000	$201,885
Jyske Realkredit A/S
1.000%, 10/01/50 (DKK)	106,480,987	16,844,632
2.500%, 10/01/47 (DKK)	8,201	1,366
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.960%, 09/19/23 (144A)	400,000	431,804
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/50 (DKK)	69,176,934	10,951,916
2.500%, 10/01/47 (DKK)	1,967	327
OneMain Finance Corp. 7.750%, 10/01/21	1,100,000	1,150,517
Park Aerospace Holdings, Ltd.
3.625%, 03/15/21 (144A)	100,000	99,568
5.250%, 08/15/22 (144A)	100,000	100,397
Realkredit Danmark A/S 2.500%, 04/01/47 (DKK)	18,283	3,042

		30,592,552

Electric—0.2%
Enel Finance International NV 2.875%, 05/25/22 (144A)	500,000	515,902
Eversource Energy 2.900%, 10/01/24	100,000	108,215
Sempra Energy
0.700%, 3M LIBOR + 0.450%, 03/15/21 (a)	1,700,000	1,702,318
2.900%, 02/01/23	500,000	523,464
4.050%, 12/01/23	400,000	437,710

		3,287,609

Food—0.2%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	3,308,847

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	210,212

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 0.977%, 3M LIBOR + 0.750%, 03/19/21 (a)	1,900,000	1,900,326

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	1,015,672

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	310,139
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	107,684

		417,823

Internet—0.0%
eBay, Inc. 2.600%, 07/15/22	100,000	103,286

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	205,596

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 07/23/22	200,000	211,734

Miscellaneous Manufacturing—0.2%
Textron, Inc. 0.793%, 3M LIBOR + 0.550%, 11/10/20 (a)	4,620,000	4,620,123

Oil & Gas—0.3%
Petrobras Global Finance B.V.
5.093%, 01/15/30	4,897,000	5,146,013
6.250%, 12/14/26 (GBP)	400,000	569,279
YPF S.A. 35.642%, BADLAR + 6.000%, 03/04/21 (ARS) † (a)	22,740,000	142,349

		5,857,641

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	504,526
CVS Health Corp. 3.350%, 03/09/21	54,000	54,705
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	106,143

		665,374

Retail—0.3%
McDonald’s Corp. 0.677%, 3M LIBOR + 0.430%, 10/28/21 (a)	6,900,000	6,919,630

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	211,369
4.625%, 06/01/23 (144A)	200,000	218,994

		430,363

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	334,892

Telecommunications—0.0%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	25,000	25,280

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,800,000	1,834,864

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
NTT Finance Corp. 1.900%, 07/21/21	200,000	$202,400
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	204,009

		2,241,273

Total Corporate Bonds & Notes (Cost $140,843,243)		154,114,051

Asset-Backed Securities—6.5%

Asset-Backed - Home Equity—1.3%
ACE Securities Corp. Home Equity Loan Trust
0.348%, 1M LIBOR + 0.200%, 03/25/37 (a)	556,274	338,262
1.198%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,581,518	1,555,616
Asset Backed Securities Corp. Home Equity Loan Trust 0.973%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,652,258	1,594,719
Bear Stearns Asset-Backed Securities Trust 0.648%, 1M LIBOR + 0.500%, 12/25/35 (a)	90,055	89,092
Citigroup Mortgage Loan Trust, Inc.
0.293%, 1M LIBOR + 0.145%, 09/25/36 (144A) (a)	1,705,301	1,622,908
0.608%, 1M LIBOR + 0.460%, 10/25/35 (a)	3,700,000	3,420,325
First NLC Trust 0.218%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	990,654	607,612
GSAA Home Equity Trust 6.220%, 03/25/46 (j)	440,493	339,314
Home Equity Asset Trust
0.598%, 1M LIBOR + 0.450%, 02/25/36 (a)	2,400,000	2,280,272
0.943%, 1M LIBOR + 0.795%, 07/25/34 (a)	189,333	186,737
1.003%, 1M LIBOR + 0.855%, 08/25/34 (a)	465,160	460,934
HSI Asset Securitization Corp. Trust 0.198%, 1M LIBOR + 0.050%, 10/25/36 (a)	4,878	2,601
Master Asset-Backed Securities Trust 0.648%, 1M LIBOR + 0.500%, 10/25/35 (a)	128,433	122,113
Morgan Stanley ABS Capital, Inc. Trust
0.808%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	707,108
0.823%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,217,512
New Century Home Equity Loan Trust 0.913%, 1M LIBOR + 0.765%, 02/25/35 (a)	471,418	457,543
Nomura Home Equity Loan, Inc 0.438%, 1M LIBOR + 0.290%, 03/25/36 (a)	3,000,000	2,915,790
NovaStar Mortgage Funding Trust 0.853%, 1M LIBOR + 0.705%, 01/25/36 (a)	2,000,000	1,971,725
RASC Trust 0.378%, 1M LIBOR + 0.230%, 06/25/36 (a)	6,129,768	5,936,197
Soundview Home Loan Trust
0.208%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	46,197	19,008
0.328%, 1M LIBOR + 0.180%, 07/25/37 (a)	452,804	427,521
0.348%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,547,275	2,102,994

		28,375,903

Asset-Backed - Other—4.8%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (a)	282,115	330,155
1.100%, 10/15/29 (144A) (EUR)	235,095	275,387

Asset-Backed - Other—(Continued)
AlbaCore EURO CLO I DAC 1.530%, 3M EURIBOR + 1.530%, 07/18/31 (144A) (EUR) (a)	1,100,000	1,292,404
Argent Securities Trust 0.308%, 1M LIBOR + 0.160%, 05/25/36 (a)	256,940	98,875
Atrium XII 1.088%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,471,772	2,448,486
Avery Point CLO, Ltd. 1.345%, 3M LIBOR + 1.100%, 04/25/26 (144A) (a)	1,590,728	1,587,943
Babson Euro CLO B.V. 0.367%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (a)	609,739	707,533
Benefit Street Partners CLO, Ltd. 1.052%, 3M LIBOR + 0.780%, 07/18/27 (144A) (a)	761,259	756,559
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	1,727,190	2,025,272
1.349%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	1,116,232	1,115,122
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (a)	259,566	303,317
Catamaran CLO, Ltd. 1.095%, 3M LIBOR + 0.850%, 01/27/28 (144A) (a)	3,525,040	3,474,248
CIT Mortgage Loan Trust
1.498%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	2,948,436	2,956,821
1.648%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,389,924
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	635,376	647,818
Countrywide Asset-Backed Certificates
0.338%, 1M LIBOR + 0.190%, 11/25/37 (a)	5,315,875	4,958,533
Credit-Based Asset Servicing and Securitization LLC
0.268%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	89,719	69,808
0.368%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,788,088	1,410,823
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (j)	474,983	222,797
CVP Cascade CLO-1, Ltd. 1.421%, 3M LIBOR + 1.150%, 01/16/26 (144A) (a)	82,306	82,195
CWABS Asset-Backed Certificates Trust
0.678%, 1M LIBOR + 0.530%, 02/25/36 (a)	4,438,103	4,407,378
0.888%, 1M LIBOR + 0.740%, 08/25/47 (a)	38,819	37,711
Ellington Loan Acquisition Trust 1.248%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,681,929	1,668,040
First Franklin Mortgage Loan Trust
0.268%, 1M LIBOR + 0.120%, 12/25/36 (a)	11,885,598	10,281,439
0.458%, 1M LIBOR + 0.310%, 07/25/36 (a)	3,055,091	2,885,159
GSAMP Trust 0.883%, 1M LIBOR + 0.735%, 09/25/35 (a)	190,130	187,877
Halcyon Loan Advisors Funding, Ltd. 1.192%, 3M LIBOR + 0.920%, 04/20/27 (144A) (a)	1,069,423	1,063,765
HSI Asset Securitization Corp. Trust 0.308%, 1M LIBOR + 0.160%, 05/25/37 (a)	288,658	282,823
ICG US CLO, Ltd. 1.620%, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	200,000	200,000
Jamestown CLO, Ltd.
0.965%, 3M LIBOR + 0.690%, 07/15/26 (144A) (a)	646,935	644,965
1.493%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	2,836,439	2,832,082

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
JPMorgan Mortgage Acquisition Trust 0.358%, 1M LIBOR + 0.210%, 10/25/36 (a)	155,083	$150,465
Jubilee CLO B.V. 0.402%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	1,300,000	1,509,513
KVK CLO, Ltd. 1.168%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	1,784,875	1,773,705
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (j)	512,037	521,045
LoanCore Issuer, Ltd. 1.282%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	3,500,000	3,456,250
Long Beach Mortgage Loan Trust
0.268%, 1M LIBOR + 0.120%, 08/25/36 (a)	1,054,957	547,219
0.883%, 1M LIBOR + 0.735%, 08/25/35 (a)	333,745	332,813
Mackay Shields Euro CLO-2 DAC 1.550%, 3M EURIBOR + 1.550%, 08/15/33 (144A) (EUR) (a)	950,000	1,115,932
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	1,000,000	1,167,322
Marlette Funding Trust 2.690%, 09/17/29 (144A)	378,764	381,921
Morgan Stanley ABS Capital, Inc. Trust 1.123%, 1M LIBOR + 0.975%, 07/25/34 (a)	63,565	62,124
Morgan Stanley IXIS Real Estate Capital Trust 0.198%, 1M LIBOR + 0.050%, 11/25/36 (a)	601	281
OCP CLO, Ltd.
1.065%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	169,428	168,345
1.075%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	1,487,752	1,481,215
1.123%, 3M LIBOR + 0.850%, 04/17/27 (144A) (a)	520,921	519,967
OZLM XXIII, Ltd. 1.745%, 3M LIBOR + 1.470%, 04/15/32 (144A) (a)	5,800,000	5,803,735
Palmer Square Loan Funding, Ltd. 1.164%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	425,156	422,232
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.638%, 1M LIBOR + 0.490%, 09/25/35 (a)	200,000	196,896
0.838%, 1M LIBOR + 0.690%, 05/25/35 (a)	159,953	159,343
1.198%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,000,000	3,932,100
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (a)	954,108	1,118,628
RAAC Trust 0.488%, 1M LIBOR + 0.340%, 08/25/36 (a)	413,154	415,088
Saxon Asset Securities Trust 0.458%, 1M LIBOR + 0.310%, 09/25/37 (a)	959,607	925,965
Securitized Asset-Backed Receivables LLC Trust
0.298%, 1M LIBOR + 0.150%, 07/25/36 (a)	339,759	195,771
0.308%, 1M LIBOR + 0.160%, 07/25/36 (a)	3,674,106	1,811,290
Small Business Administration Participation Certificates 5.510%, 11/01/27	668,561	736,293
Sound Point CLO XIV, Ltd. 1.406%, 3M LIBOR + 1.150%, 01/23/29 (144A) (a)	2,700,000	2,674,274
SP-STATIC CLO 1, Ltd. 1.635%, 3M LIBOR + 1.400%, 07/22/28 (144A) (a)	3,200,000	3,196,154
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (j)	378,655	376,064

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 1.657%, 1M LIBOR + 1.500%, 04/25/35 (a)	129,681	126,983
Symphony CLO, Ltd. 1.218%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	1,309,221	1,302,583
THL Credit Wind River CLO, Ltd.
1.145%, 3M LIBOR + 0.870%, 10/15/27 (144A) (a)	277,855	276,224
1.155%, 3M LIBOR + 0.880%, 01/15/26 (144A) (a)	431,092	429,948
Towd Point Mortgage Trust 1.148%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	2,088,324	2,088,324
Tralee CLO, Ltd. 1.302%, 3M LIBOR + 1.030%, 10/20/27 (144A) (a)	2,040,805	2,030,350
Venture CLO, Ltd.
1.095%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	4,618,630	4,603,259
1.155%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	2,143,124	2,127,537
Voya CLO, Ltd. 0.965%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	1,499,088	1,492,758
Z Capital Credit Partners CLO, Ltd. 1.221%, 3M LIBOR + 0.950%, 07/16/27 (144A) (a)	3,655,486	3,633,308

		106,908,483

Asset-Backed - Student Loan—0.4%
College Loan Corp. Trust 0.495%, 3M LIBOR + 0.250%, 01/25/24 (a)	900,000	878,414
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (a)	266,609	312,016
0.795%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	3,471,318	3,357,020
1.745%, 3M LIBOR + 1.500%, 04/25/23 (a)	3,030,966	2,974,494
2.402%, 1M LIBOR + 2.250%, 06/16/42 (144A) (a)	217,840	218,174

		7,740,118

Total Asset-Backed Securities (Cost $141,127,686)		143,024,504

Mortgage-Backed Securities—3.9%

Collateralized Mortgage Obligations—3.5%
Alternative Loan Trust
0.268%, 1M LIBOR + 0.120%, 06/25/36 (a)	934,664	884,003
5.000%, 07/25/35	226,030	185,864
6.000%, 03/25/37	4,050,216	2,580,662
6.000%, 04/25/37	876,956	890,579
Banc of America Funding Trust
0.596%, 1M LIBOR + 0.440%, 07/20/36 (a)	21,562	21,608
3.895%, 02/20/36 (a)	316,019	304,792
Banc of America Mortgage Trust
2.987%, 09/25/35 (a)	48,752	45,529
3.213%, 06/25/35 (a)	59,430	53,844
Bear Stearns Adjustable Rate Mortgage Trust 3.506%, 03/25/35 (a)	203,915	196,861
Bear Stearns ALT-A Trust
0.468%, 1M LIBOR + 0.320%, 02/25/34 (a)	96,269	89,410
3.251%, 09/25/35 (a)	619,041	484,208
Chase Mortgage Finance Trust 3.490%, 02/25/37 (a)	22,411	21,940

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	1,227,526	$991,236
Citigroup Mortgage Loan Trust
0.375%, 1M LIBOR + 0.200%, 06/25/47 (144A) (a)	329,788	329,331
1.957%, 08/25/35 (a)	14,283	13,717
2.570%, 1Y H15 + 2.400%, 05/25/35 (a)	9,594	9,551
3.258%, 04/25/66 (144A) (a)	537,549	543,551
3.921%, 03/25/37 (a)	2,574,289	2,468,658
Countrywide Alternative Loan Trust
0.328%, 1M LIBOR + 0.180%, 05/25/47 (a)	194,256	177,734
0.336%, 1M LIBOR + 0.180%, 02/20/47 (a)	618,996	467,111
0.428%, 1M LIBOR + 0.280%, 12/25/35 (a)	21,598	20,688
5.500%, 06/25/25	596,885	596,663
Countrywide Home Loan Mortgage Pass-Through Trust
0.728%, 1M LIBOR + 0.580%, 04/25/35 (a)	404,634	363,463
3.020%, 08/25/34 (a)	40,928	39,820
3.903%, 11/20/34 (a)	27,692	26,725
Countrywide Home Reperforming Loan REMIC Trust 0.488%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	54,774	50,947
Credit Suisse Mortgage Capital Certificates
0.298%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	2,025,707	1,963,137
0.676%, 1M LIBOR + 0.000%, 11/30/37 (144A) (a)	2,625,169	2,376,720
3.050%, 10/27/59 (144A) (a)	3,084,019	3,100,786
3.322%, 10/25/58 (144A) (a)	182,966	184,388
6.062%, 10/26/36 (144A) (a)	74,420	72,453
Deutsche ALT-B Securities Mortgage Loan Trust
0.248%, 1M LIBOR + 0.100%, 10/25/36 (a)	14,996	11,125
5.869%, 10/25/36 (j)	263,845	251,790
5.886%, 10/25/36 (j)	263,845	251,786
Eurosail-UK plc 1.010%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (a)	1,680,605	2,150,492
First Horizon Alternative Mortgage Securities Trust 3.014%, 06/25/34 (a)	100,011	98,539
Great Hall Mortgages No. 1 plc
0.182%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (a)	131,879	167,106
0.202%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (a)	81,292	103,097
GreenPoint Mortgage Funding Trust
0.328%, 1M LIBOR + 0.180%, 09/25/46 (a)	463,301	423,559
0.588%, 1M LIBOR + 0.440%, 06/25/45 (a)	197,020	171,947
0.688%, 1M LIBOR + 0.540%, 11/25/45 (a)	124,156	106,227
GSR Mortgage Loan Trust
2.788%, 12/25/34 (a)	367,543	360,192
3.568%, 11/25/35 (a)	302,642	289,846
3.664%, 05/25/35 (a)	234,181	221,590
3.681%, 09/25/35 (a)	90,439	91,780
4.024%, 01/25/35 (a)	61,367	58,401
HarborView Mortgage Loan Trust
0.346%, 1M LIBOR + 0.190%, 09/19/37 (a)	27,711	25,656
0.596%, 1M LIBOR + 0.440%, 05/19/35 (a)	43,255	40,027
0.716%, 1M LIBOR + 0.560%, 02/19/36 (a)	106,023	77,336
0.756%, 1M LIBOR + 0.600%, 06/20/35 (a)	254,913	258,810
Hawksmoor Mortgages plc 1.112%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	8,461,150	10,936,420

Collateralized Mortgage Obligations—(Continued)
IndyMac INDA Mortgage Loan Trust 3.753%, 11/25/35 (a)	57,846	55,509
JPMorgan Mortgage Trust
2.919%, 09/25/35 (a)	18,893	17,541
2.990%, 08/25/35 (a)	112,530	111,036
3.090%, 08/25/35 (a)	138,763	125,664
3.205%, 07/27/37 (144A) (a)	462,373	460,980
3.215%, 07/25/35 (a)	81,632	82,033
3.358%, 02/25/35 (a)	97,947	92,332
3.462%, 07/25/35 (a)	81,661	80,854
3.650%, 06/25/35 (a)	274,918	277,409
Lehman XS Trust
0.688%, 1M LIBOR + 0.540%, 12/25/35 (a)	99,277	95,390
1.298%, 1M LIBOR + 1.150%, 12/25/37 (a)	4,103,952	3,806,473
MASTR Adjustable Rate Mortgages Trust
3.230%, 11/21/34 (a)	66,817	67,417
3.236%, 12/25/33 (a)	68,808	65,288
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.592%, 1M LIBOR + 0.440%, 12/15/30 (a)	16,264	15,676
0.852%, 1M LIBOR + 0.700%, 11/15/31 (a)	97,896	96,909
Merrill Lynch Mortgage Investors Trust 2.998%, 12/25/35 (a)	83,094	71,619
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	1,101,108	1,152,351
National Credit Union Administration Guaranteed Notes
0.605%, 1M LIBOR + 0.450%, 10/07/20 (a)	504,409	504,356
0.715%, 1M LIBOR + 0.560%, 12/08/20 (a)	2,215,267	2,215,267
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	8,106,795	8,523,904
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.198%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	1,942,101
Residential Accredit Loans, Inc.
0.448%, 1M LIBOR + 0.300%, 08/25/35 (a)	76,823	64,588
2.029%, 10/25/37 (a)	1,014,610	913,572
2.379%, 12M MTA + 1.360%, 09/25/45 (a)	83,619	78,282
Residential Asset Securitization Trust 6.500%, 09/25/36	311,376	191,131
Residential Mortgage Securities 32 plc 1.315%, 3M SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	3,300,000	4,276,488
Sequoia Mortgage Trust
0.356%, 1M LIBOR + 0.200%, 07/20/36 (a)	438,353	417,703
0.506%, 1M LIBOR + 0.350%, 10/19/26 (a)	27,005	26,313
Structured Adjustable Rate Mortgage Loan Trust
2.419%, 12M MTA + 1.400%, 01/25/35 (a)	63,000	57,825
3.170%, 02/25/34 (a)	60,303	59,081
Structured Asset Mortgage Investments II Trust
0.338%, 1M LIBOR + 0.190%, 06/25/36 (a)	37,142	36,297
0.358%, 1M LIBOR + 0.210%, 05/25/36 (a)	24,319	22,251
0.406%, 1M LIBOR + 0.250%, 07/19/35 (a)	85,531	80,588
0.816%, 1M LIBOR + 0.660%, 10/19/34 (a)	45,550	45,072
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (j)	192,598	115,606

BHFTI-290

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Funding plc
1.101%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (a)	7,319,633	$9,467,513
Wachovia Mortgage Loan Trust 0.378%, 1M LIBOR + 0.230%, 01/25/37 (a)	2,239,940	1,259,511
WaMu Mortgage Pass-Through Certificates Trust
1.789%, 12M MTA + 0.770%, 05/25/47 (a)	237,017	211,231
1.981%, 12M MTA + 0.810%, 12/25/46 (a)	55,420	51,041
2.019%, 12M MTA + 1.000%, 02/25/46 (a)	92,307	89,749
2.019%, 12M MTA + 1.000%, 08/25/46 (a)	3,129,127	3,035,144
2.182%, COFI + 1.500%, 07/25/46 (a)	454,029	420,402
2.182%, COFI + 1.500%, 11/25/46 (a)	131,448	122,267
2.219%, 12M MTA + 1.200%, 11/25/42 (a)	9,497	8,966
2.369%, 08/25/35 (a)	10,841	10,374
3.231%, 11/25/36 (a)	114,725	112,038
3.520%, 12/25/35 (a)	83,724	80,238
Wells Fargo Mortgage-Backed Securities Trust 4.019%, 04/25/36 (a)	72,514	68,950

		76,834,035

Commercial Mortgage-Backed Securities—0.4%
AREIT Trust 2.772%, 1M LIBOR + 2.620%, 04/14/37 (144A) (a)	3,500,000	3,536,365
Bancorp Commercial Mortgage Trust 1.202%, 1M LIBOR + 1.050%, 09/15/36 (144A) (a)	4,930,589	4,865,932
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	4,785	4,785
JPMorgan Chase Commercial Mortgage Securities Trust 1.602%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	2,000,000	1,933,235

		10,340,317

Total Mortgage-Backed Securities (Cost $85,435,719)		87,174,352

Preferred Stock—0.5%

Telecommunications—0.5%
AT&T Mobility II LLC, 7.000% † (k) (l) (Cost $12,009,870)	444,022	12,011,567

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,207,845

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $605,407)	630,000	674,377

Short-Term Investments—15.9%
Security Description	Principal Amount*	Value

Repurchase Agreements—15.9%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.110%, due on 10/02/20 with a maturity value of $344,601,053; collateralized by U.S. Treasury Bond at 4.625%, maturing 02/15/40, with a market value of $350,093,495.	344,600,000	344,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $3,479,587; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $3,549,238.	3,479,587	3,479,587
JPMorgan Securities LLC Repurchase Agreement dated 09/30/20 at 0.110%, due on 10/01/20 with a maturity value of $4,200,013; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $4,219,507.	4,200,000	4,200,000

Total Short-Term Investments (Cost $352,279,587)		352,279,587

Total Purchased Options—0.0% (m) (Cost $22,533)		7,902

Total Investments—167.7% (Cost $3,512,014,464)		3,711,815,353
Other assets and liabilities (net)—(67.7)%		(1,497,925,561)

Net Assets—100.0%		$2,213,889,792

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $12,153,916, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2020, the value of securities pledged amounted to $226,827.
(f)	All or a portion of the security was pledged as collateral against open OTC option contracts and open forward foreign currency exchange contracts. As of September 30, 2020, the market value of securities pledged was $505,914.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $8,810,766.

BHFTI-291

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $6,402,683.
(i)	The rate shown represents current yield to maturity.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.5% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $226,528,654, which is 10.2% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
AT&T Mobility II LLC, 7.000%	09/24/20		444,022	$12,009,870	$12,011,567
YPF S.A. 35.642%, 03/04/21	01/22/20	ARS	22,740,000	402,069	142,349

					$12,153,916

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	16,343,715	UBSA	10/02/20	USD	11,513,167	$193,016
BRL	2,186,445	CBNA	10/02/20	USD	387,620	1,712
BRL	15,742,000	JPMC	10/02/20	USD	2,790,788	12,324
BRL	17,928,445	UBSA	10/02/20	USD	3,242,327	(49,883)
CAD	9,137,413	CBNA	10/02/20	USD	6,829,918	32,342
DKK	78,259,964	CBNA	10/01/20	USD	12,253,428	71,170
DKK	83,900,742	CBNA	10/01/20	USD	13,176,551	36,373
GBP	997,000	CSI	10/02/20	USD	1,269,746	16,732
GBP	9,165,000	GSBU	10/02/20	USD	11,818,193	7,857
GBP	748,000	JPMC	10/02/20	USD	1,005,104	(39,923)
IDR	3,724,556,540	CSI	12/16/20	USD	248,387	197
JPY	3,052,000,000	BNP	10/02/20	USD	28,906,990	31,521
MYR	506,797	GSBU	12/16/20	USD	120,216	1,471
RUB	1,263,860	BNP	10/16/20	USD	17,700	(1,459)
RUB	889,426	GSBU	10/16/20	USD	12,327	(898)
RUB	3,328,986	GSBU	11/13/20	USD	44,920	(2,268)
RUB	3,180,064	SG	11/13/20	USD	42,747	(2,003)
RUB	4,597,146	UBSA	11/13/20	USD	61,756	(2,856)

Contracts to Deliver
AUD	3,350,095	BNP	10/02/20	USD	2,456,839	57,334
AUD	13,910,577	UBSA	10/02/20	USD	10,026,271	62,823
AUD	9,958,328	UBSA	10/02/20	USD	7,227,964	95,313
AUD	10,875,285	CBNA	11/03/20	USD	7,744,802	(45,184)
AUD	16,343,715	UBSA	11/03/20	USD	11,514,016	(193,016)
BRL	2,186,445	CBNA	10/02/20	USD	390,033	701
BRL	15,742,000	JPMC	10/02/20	USD	2,876,670	73,557
BRL	17,928,445	UBSA	10/02/20	USD	3,178,408	(14,036)
BRL	17,928,445	UBSA	11/04/20	USD	3,239,749	49,939
CAD	7,269,534	CBNA	10/02/20	USD	5,554,550	95,080
CAD	1,867,879	CBNA	10/02/20	USD	1,420,620	17,830
CAD	9,137,413	CBNA	11/03/20	USD	6,830,691	(32,236)
DKK	133,106,276	BBP	10/01/20	USD	20,176,807	(785,141)
DKK	67,346,386	CBNA	10/01/20	USD	10,142,929	(462,968)
DKK	50,024,017	CBNA	10/01/20	USD	7,626,762	(251,160)
DKK	52,912,132	JPMC	10/01/20	USD	8,030,739	(302,011)
DKK	65,426,684	SG	10/01/20	USD	9,876,973	(426,604)
DKK	83,900,742	CBNA	12/01/20	USD	13,191,695	(35,128)

BHFTI-292

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	78,259,964	CBNA	12/01/20	USD	12,267,218	$(70,346)
DKK	205,717,343	GSBU	12/01/20	USD	32,370,079	(60,944)
EUR	45,770,196	BBP	10/02/20	USD	54,775,099	1,111,843
EUR	13,167,000	BBP	10/02/20	USD	15,651,127	213,481
EUR	5,336,000	GSBU	10/02/20	USD	6,315,473	59,282
EUR	4,744,000	JPMC	10/02/20	USD	5,643,683	81,581
EUR	4,090,000	JPMC	10/02/20	USD	4,853,268	57,948
EUR	3,555,000	JPMC	10/02/20	USD	4,191,672	23,613
EUR	2,000,000	JPMC	10/02/20	USD	2,395,699	50,799
EUR	78,662,196	BNP	11/03/20	USD	92,303,478	15,094
GBP	39,756,000	CBNA	10/02/20	USD	52,544,714	1,245,590
GBP	388,000	SG	10/02/20	USD	501,777	1,121
GBP	403,000	UBSA	10/02/20	USD	523,188	3,178
GBP	29,637,000	GSBU	11/03/20	USD	38,025,486	(222,985)
JPY	2,224,519,028	BNP	10/02/20	USD	20,982,564	(109,921)
JPY	827,480,972	UBSA	10/02/20	USD	7,786,869	(59,156)
JPY	3,052,000,000	BNP	11/04/20	USD	28,917,754	(31,253)
KRW	138,535,410	BNP	12/16/20	USD	116,933	(1,530)
MXN	97,637,550	JPMC	11/17/20	USD	4,290,440	(101,917)
NZD	18,060,500	BNP	10/02/20	USD	12,142,632	194,712
NZD	18,060,500	BNP	11/03/20	USD	11,876,722	(71,005)
PEN	7,267,017	CBNA	10/23/20	USD	2,059,228	42,652
TWD	3,394,384	GSBU	12/16/20	USD	117,616	392

Net Unrealized Appreciation						$582,747

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Schatz Futures, Strike EUR 117.00	11/20/20	3,724	EUR	18,620	$(3,755)
Euro-Bobl Futures	12/08/20	356	EUR	48,120,520	24,643
Euro-Bund Futures	12/08/20	442	EUR	77,137,840	697,979
Put Options on Euro-Bobl Futures, Strike EUR 129.75	10/23/20	476	EUR	2,380	(480)
Put Options on Euro-Bund Futures, Strike EUR 157.00	11/20/20	442	EUR	4,420	(264)
U.S. Treasury Note 5 Year Futures	12/31/20	910	USD	114,688,438	46,505
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	482	USD	77,082,344	(84,280)
U.S. Treasury Ultra Long Bond Futures	12/21/20	101	USD	22,403,063	(179,982)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/20	(57)	AUD	(8,515,391)	(55,222)
Australian 3 Year Treasury Bond Futures	12/15/20	(117)	AUD	(13,724,845)	(27,198)
Euro-BTP Futures	12/08/20	(201)	EUR	(29,663,580)	(354,904)
Euro-Buxl 30 Year Bond Futures	12/08/20	(121)	EUR	(26,944,280)	(513,035)
Euro-OAT 10 Year Bond Futures	12/08/20	(4)	EUR	(674,200)	(3,240)
Euro-Schatz Futures	12/08/20	(3,678)	EUR	(413,002,620)	(167,403)
Japanese Government 10 Year Bond Futures	12/14/20	(17)	JPY	(2,585,870,000)	(59,745)
U.S. Treasury Long Bond Futures	12/21/20	(678)	USD	(119,518,688)	1,016,051
U.S. Treasury Note 10 Year Futures	12/21/20	(2,515)	USD	(350,921,094)	(607,803)
U.S. Treasury Note 2 Year Futures	12/31/20	(517)	USD	(114,236,805)	(21,998)
United Kingdom Long Gilt Bond Futures	12/29/20	(61)	GBP	(8,302,710)	10,620

Net Unrealized Depreciation					$(283,511)

BHFTI-293

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Purchased Options

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Note 10-Year Futures	USD	156.500	11/20/20	850	USD	850,000	$7,021	$850	$(6,171)
Call - U.S. Treasury Note 10-Year Futures	USD	154.000	11/20/20	13	USD	13,000	107	13	(94)
Call - U.S. Treasury Note 10-Year Futures	USD	153.000	10/23/20	62	USD	62,000	512	62	(450)
Call - U.S. Treasury Note 10-Year Futures	USD	154.000	10/23/20	398	USD	398,000	3,288	398	(2,890)
Call - U.S. Treasury Note 10-Year Futures	USD	169.500	11/20/20	738	USD	738,000	6,096	738	(5,358)

Totals							$17,024	$2,061	$(14,963)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.500%, TBA	JPMC	USD	72.000	10/07/20	2,300,000	USD	2,300,000	$89	$—	$(89)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - OTC - 5-Yr. CDS	2.200%	CSI	CDX.NA.IG.34	Buy	12/16/20	27,100,000	USD	27,100,000	$5,420	$5,841	$421

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,824)	$(4,013)	$392,811
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(1)	275,008

Totals								$(945,918)	$(4,014)	$941,904

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	103.600	10/07/20	(7,500,000)	USD	(7,500,000)	$(17,578)	$(266)	$17,312
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.550	10/07/20	(100,000)	USD	(100,000)	(453)	(2)	451
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.840	10/07/20	(1,700,000)	USD	(1,700,000)	(5,645)	(60)	5,585
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.980	10/07/20	(1,600,000)	USD	(1,600,000)	(5,250)	(76)	5,174
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.600	10/07/20	(7,500,000)	USD	(7,500,000)	(26,953)	(167)	26,786
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	102.290	10/07/20	(10,300,000)	USD	(10,300,000)	(32,188)	(877)	31,311

Total								$(88,067)	$(1,448)	$86,619

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	0.450%	BNP	ITRX.EUR.33	Buy	12/16/20	(2,500,000)	EUR	(2,500,000)	$(2,045)	$(615)	$1,430
Call - OTC - 5 Yr. CDS	0.450%	DBAG	ITRX.EUR.33	Buy	12/16/20	(29,800,000)	EUR	(29,800,000)	(23,426)	(7,329)	16,097
Call - OTC - 5 Yr. CDS	0.450%	CSI	ITRX.EUR.33	Buy	12/16/20	(4,900,000)	EUR	(4,900,000)	(2,886)	(1,205)	1,681
Call - OTC - 5 Yr. CDS	0.475%	BNP	ITRX.EUR.33	Buy	11/18/20	(3,000,000)	EUR	(3,000,000)	(2,429)	(625)	1,804
Call - OTC - 5 Yr. CDS	0.475%	GSI	ITRX.EUR.33	Buy	11/18/20	(4,400,000)	EUR	(4,400,000)	(3,564)	(916)	2,648
Call - OTC - 5 Yr. CDS	0.475%	BNP	ITRX.EUR.33	Buy	12/16/20	(3,800,000)	EUR	(3,800,000)	(3,156)	(1,476)	1,680
Call - OTC - 5 Yr. CDS	0.500%	DBAG	ITRX.EUR.33	Buy	10/21/20	(10,900,000)	EUR	(10,900,000)	(9,790)	(1,146)	8,644
Call - OTC - 5 Yr. CDS	0.500%	JPMC	ITRX.EUR.33	Buy	10/21/20	(4,800,000)	EUR	(4,800,000)	(4,045)	(505)	3,540
Put - OTC - 5 Yr. CDS	$98.00	GSI	CDX.NA.HY.35	Sell	11/18/20	(1,200,000)	USD	(1,200,000)	(7,770)	(84)	7,686
Put - OTC - 5 Yr. CDS	2.500%	GSI	CDX.NA.IG.33	Sell	03/17/21	(7,500,000)	USD	(7,500,000)	(5,250)	(8,884)	(3,634)
Put - OTC - 5 Yr. CDS	0.800%	GSI	CDX.NA.IG.34	Sell	10/21/20	(5,300,000)	USD	(5,300,000)	(5,896)	(22,837)	(16,941)
Put - OTC - 5 Yr. CDS	0.950%	MSCS	CDX.NA.IG.34	Sell	12/16/20	(2,800,000)	USD	(2,800,000)	(5,950)	(13,314)	(7,364)
Put - OTC - 5 Yr. CDS	0.950%	BNP	CDX.NA.IG.34	Sell	11/18/20	(6,300,000)	USD	(6,300,000)	(7,560)	(21,397)	(13,837)
Put - OTC - 5 Yr. CDS	1.000%	BNP	CDX.NA.IG.34	Sell	12/16/20	(10,400,000)	USD	(10,400,000)	(21,320)	(43,414)	(22,094)

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	1.000%	GSI	CDX.NA.IG.34	Sell	12/16/20	(15,400,000)	USD	(15,400,000)	$(30,120)	$(64,286)	$(34,166)
Put - OTC - 5 Yr. CDS	1.000%	DBAG	CDX.NA.IG.34	Sell	12/16/20	(4,700,000)	USD	(4,700,000)	(8,225)	(19,620)	(11,395)
Put - OTC - 5 Yr. CDS	1.000%	GSI	CDX.NA.IG.34	Sell	11/18/20	(3,000,000)	USD	(3,000,000)	(2,850)	(8,526)	(5,676)
Put - OTC - 5 Yr. CDS	1.000%	BBP	CDX.NA.IG.34	Sell	12/16/20	(7,600,000)	USD	(7,600,000)	(9,500)	(31,725)	(22,225)
Put - OTC - 5 Yr. CDS	1.000%	JPMC	CDX.NA.IG.34	Sell	12/16/20	(4,300,000)	USD	(4,300,000)	(6,235)	(17,950)	(11,715)
Put - OTC - 5 Yr. CDS	1.000%	BNP	CDX.NA.IG.34	Sell	01/20/21	(4,300,000)	USD	(4,300,000)	(11,825)	(25,591)	(13,766)
Put - OTC - 5 Yr. CDS	1.050%	DBAG	CDX.NA.IG.34	Sell	11/18/20	(3,000,000)	USD	(3,000,000)	(3,450)	(7,173)	(3,723)
Put - OTC - 5 Yr. CDS	2.500%	GSI	ITRX.EUR.32	Sell	03/17/21	(5,900,000)	EUR	(5,900,000)	(4,534)	(1,509)	3,025
Put - OTC - 5 Yr. CDS	0.750%	BNP	ITRX.EUR.33	Sell	10/21/20	(2,200,000)	EUR	(2,200,000)	(2,610)	(1,866)	744
Put - OTC - 5 Yr. CDS	0.800%	BNP	ITRX.EUR.33	Sell	12/16/20	(2,500,000)	EUR	(2,500,000)	(3,557)	(6,778)	(3,221)
Put - OTC - 5 Yr. CDS	0.800%	DBAG	ITRX.EUR.33	Sell	12/16/20	(29,800,000)	EUR	(29,800,000)	(41,803)	(80,793)	(38,990)
Put - OTC - 5 Yr. CDS	0.800%	CSI	ITRX.EUR.33	Sell	12/16/20	(4,900,000)	EUR	(4,900,000)	(7,793)	(13,285)	(5,492)
Put - OTC - 5 Yr. CDS	0.850%	BNP	ITRX.EUR.33	Sell	12/16/20	(3,800,000)	EUR	(3,800,000)	(5,072)	(8,781)	(3,709)
Put - OTC - 5 Yr. CDS	0.900%	BNP	ITRX.EUR.33	Sell	11/18/20	(3,000,000)	EUR	(3,000,000)	(3,572)	(3,360)	212
Put - OTC - 5 Yr. CDS	0.900%	GSI	ITRX.EUR.33	Sell	11/18/20	(4,400,000)	EUR	(4,400,000)	(4,947)	(4,928)	19
Put - OTC - 5 Yr. CDS	1.200%	JPMC	ITRX.EUR.33	Sell	10/21/20	(4,800,000)	EUR	(4,800,000)	(12,135)	(244)	11,891
Put - OTC - 5 Yr. CDS	1.200%	DBAG	ITRX.EUR.33	Sell	10/21/20	(10,900,000)	EUR	(10,900,000)	(26,924)	(555)	26,369

Totals									$(290,239)	$(420,717)	$(130,478)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	0.900%	Maturity	06/17/21	USD	2,600,000	$(24,044)	$—	$(24,044)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	(157,062)	(15,553)	(141,509)
Pay	12M CPURNSA	Maturity	1.840%	Maturity	08/14/21	USD	20,100,000	(96,207)	(294)	(95,913)
Pay	12M CPURNSA	Maturity	1.863%	Maturity	08/26/21	USD	24,600,000	(79,690)	(1,708)	(77,982)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	141,695	—	141,695
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	499,207	3,173	496,034
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	494,581	28,402	466,179
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	436,012	(1,137)	437,149
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	54,195	—	54,195
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	93,324	2,831	90,493
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(25,334)	(63,551)	38,217
Pay	12M UKRPI	Maturity	3.300%	Maturity	12/15/30	GBP	4,500,000	90,611	(213,641)	304,252
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	499,019	113,664	385,355
Pay	12M UKRPI	Maturity	3.330%	Maturity	01/15/25	GBP	18,900,000	319,111	521,385	(202,274)
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	604,697	(54,185)	658,882
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	1,055,331	64,254	991,077
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	8,000,000	100,113	—	100,113
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	903,007	(1,496)	904,503
Receive	12M CPURNSA	Maturity	1.592%	Maturity	09/20/21	USD	28,400,000	(142,465)	(1,144)	(141,321)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	83,343	—	83,343
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	19,739	—	19,739
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	(76,660)	—	(76,660)
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	(797,932)	—	(797,932)
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	(500,183)	(2,800)	(497,383)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(1,569,862)	(1,731,718)	161,856
Receive	12M HICP	Maturity	0.090%	Maturity	05/15/22	EUR	25,900,000	49,703	—	49,703
Receive	12M HICP	Maturity	0.330%	Maturity	07/15/22	EUR	6,400,000	14,215	391	13,824
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	(448,053)	(3,169)	(444,884)
Receive	12M FRCPXT	Maturity	1.345%	Maturity	06/15/21	EUR	4,900,000	(155,992)	—	(155,992)
Receive	12M UKRPI	Maturity	3.598%	Maturity	09/15/34	GBP	820,000	(74,550)	—	(74,550)
Receive	3M NZDBB	Semi-Annually	3.250%	Semi-Annually	03/21/28	NZD	8,400,000	(1,209,769)	25,634	(1,235,403)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(173,041)	(14,261)	(158,780)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(97,844)	(6,734)	(91,110)

Totals								$(170,785)	$(1,351,657)	$1,180,872

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	(5.000%)	Quarterly	12/20/25	4.291%	USD	8,000,000	$(327,793)	$(340,650)	$12,857
CDX.NA.HY.34	(5.000%)	Quarterly	06/20/25	3.826%	USD	15,364,000	(755,125)	984,410	(1,739,535)

Totals							$(1,082,918)	$643,760	$(1,726,678)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.204%	EUR	890,000	$1,870	$14,752	$(12,882)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	0.552%	USD	500,000	503	(1,308)	1,811
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.074%	USD	1,000,000	(2,332)	(35,266)	32,934

Totals							$41	$(21,822)	$21,863

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(MTN)—	Medium-Term Note
(REMIC)—	Real Estate Mortgage Investment Conduit
(YOY)—	Year-Over-Year Option

BHFTI-297

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,794,938,063	$—	$2,794,938,063
Total Foreign Government*	—	166,383,105	—	166,383,105
Total Corporate Bonds & Notes*	—	154,114,051	—	154,114,051
Total Asset-Backed Securities*	—	143,024,504	—	143,024,504
Total Mortgage-Backed Securities*	—	87,174,352	—	87,174,352
Total Preferred Stock*	—	—	12,011,567	12,011,567
Total Convertible Preferred Stock*	1,207,845	—	—	1,207,845
Total Municipals*	—	674,377	—	674,377
Total Short-Term Investments*	—	352,279,587	—	352,279,587
Purchased Options
Credit Default Swaptions at Value	—	5,841	—	5,841
OTC Options on Securities at Value	—	0	—	0
Options on Exchange-Traded Futures Contracts at Value	2,061	—	—	2,061
Total Purchased Options	$2,061	$5,841	$—	$7,902
Total Investments	$1,209,906	$3,698,593,880	$12,011,567	$3,711,815,353

Secured Borrowings (Liability)	$—	$(1,455,531,368)	$—	$(1,455,531,368)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,958,578	$—	$3,958,578
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,375,831)	—	(3,375,831)
Total Forward Contracts	$—	$582,747	$—	$582,747
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,795,798	$—	$—	$1,795,798
Futures Contracts (Unrealized Depreciation)	(2,079,309)	—	—	(2,079,309)
Total Futures Contracts	$(283,511)	$—	$—	$(283,511)
Written Options
Credit Default Swaptions at Value	$—	$(420,717)	$—	$(420,717)
Inflation Capped Options at Value	—	(4,014)	—	(4,014)
OTC Options on Securities at Value	—	(1,448)	—	(1,448)
Total Written Options	$—	$(426,179)	$—	$(426,179)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,444,211	$—	$5,444,211
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,968,154)	—	(5,968,154)
Total Centrally Cleared Swap Contracts	$—	$(523,943)	$—	$(523,943)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—63.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—42.1%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	1,122	$1,177
3.000%, 02/01/21	7,920	8,304
3.000%, 08/01/21	14,896	15,619
3.000%, 11/01/21	5,799	6,081
3.000%, 03/01/22	33,177	34,787
3.000%, 05/01/22	112,219	117,666
3.500%, 10/01/24	339,403	358,612
3.500%, 11/01/24	147,719	156,079
3.500%, 02/01/25	534,109	564,502
3.500%, 03/01/29	537,214	567,619
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	269,984	287,522
3.000%, 06/01/30	9,804,905	10,569,084
3.500%, 04/01/25	65,737	69,497
3.500%, 10/01/26	99,942	105,787
3.500%, 12/01/26	291,438	308,347
3.500%, 04/01/27	269,211	284,701
3.500%, 12/01/28	368,076	393,080
3.500%, 07/01/29	99,509	105,801
3.500%, 05/01/33	246,198	261,287
3.500%, 08/01/33	465,518	491,864
3.500%, 09/01/33	63,970	67,630
3.500%, 10/01/33	373,041	394,356
3.500%, 05/01/34	18,133,963	19,160,272
3.500%, 07/01/34	918,749	970,746
3.500%, 09/01/34	942,112	1,021,465
3.500%, 02/01/35	116,251	123,346
3.500%, 05/01/35	8,814,253	9,313,104
4.000%, 05/01/24	390,366	413,952
4.000%, 06/01/24	390,014	413,514
4.000%, 02/01/25	160,546	170,276
4.000%, 06/01/25	57,913	61,419
4.000%, 08/01/25	32,414	34,368
4.000%, 12/01/25	57,347	60,812
4.000%, 02/01/26	54,427	57,733
4.000%, 03/01/26	11,138	11,844
4.000%, 06/01/26	11,299	11,986
4.000%, 11/01/33	143,779	152,473
4.500%, 05/01/23	6,688	7,012
4.500%, 06/01/23	473	497
4.500%, 04/01/24	12,072	12,728
4.500%, 05/01/24	48,572	51,153
4.500%, 08/01/24	8,791	9,268
4.500%, 10/01/24	76,814	81,642
4.500%, 11/01/24	20,089	21,318
4.500%, 02/01/25	123,352	130,815
4.500%, 03/01/25	100,311	106,533
4.500%, 04/01/25	95,883	101,796
4.500%, 05/01/25	192,666	203,720
4.500%, 06/01/25	15,976	16,957
4.500%, 07/01/25	915,607	973,715
4.500%, 08/01/25	13,768	14,577
4.500%, 09/01/25	52,253	55,344
4.500%, 11/01/25	48,858	51,803
4.500%, 04/01/26	4,925	5,262

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 01/01/27	10,127	10,639
5.500%, 12/01/20	1	1
5.500%, 03/01/22	15,830	16,108
5.500%, 04/01/22	10,822	10,925
5.500%, 07/01/22	20,722	21,206
5.500%, 09/01/22	2,189	2,221
5.500%, 10/01/22	48,315	49,690
5.500%, 11/01/22	11,111	11,428
5.500%, 12/01/22	10,076	10,280
5.500%, 02/01/23	25,665	26,480
5.500%, 03/01/23	2,818	2,916
5.500%, 07/01/23	2,108	2,182
5.500%, 08/01/23	10,360	10,824
5.500%, 10/01/23	17,718	18,279
5.500%, 12/01/23	4,054	4,160
5.500%, 01/01/24	2,120	2,220
5.500%, 03/01/24	10,778	11,207
5.500%, 09/01/24	5,652	5,701
5.500%, 01/01/25	168,941	177,119
5.500%, 05/01/25	7,308	7,618
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	26,288	28,288
4.000%, 05/01/29	89,874	96,279
4.000%, 03/01/30	49,691	53,420
4.000%, 05/01/30	81,484	87,644
4.000%, 08/01/30	66,390	71,408
4.000%, 09/01/30	52,034	55,930
4.000%, 10/01/30	1,985	2,135
4.000%, 11/01/30	229,768	249,076
4.000%, 12/01/30	31,381	33,813
4.000%, 06/01/31	4,829	5,258
4.000%, 09/01/31	116,731	127,188
4.000%, 11/01/31	8,645	9,218
4.500%, 01/01/25	2,946	3,180
4.500%, 04/01/31	21,469	23,676
5.500%, 06/01/27	4,648	5,154
5.500%, 12/01/27	45,235	50,239
5.500%, 03/01/28	21,284	23,643
5.500%, 04/01/28	40,742	45,175
5.500%, 05/01/28	26,752	29,727
5.500%, 10/01/28	9,009	9,995
5.500%, 12/01/28	3,873	4,294
5.500%, 01/01/29	58,553	64,936
5.500%, 07/01/29	41,805	46,383
5.500%, 10/01/29	113,563	126,191
5.500%, 04/01/30	71,324	79,142
6.000%, 06/01/26	3,885	4,331
6.000%, 07/01/26	31,629	35,289
6.000%, 08/01/26	6,037	6,729
6.000%, 12/01/26	5,609	6,259
6.000%, 10/01/28	19,080	21,264
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	6,101,820	6,518,606
4.000%, 05/01/34	74,252	79,594
4.000%, 05/01/35	54,437	59,003

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 01/01/41	400,981	$448,513
4.000%, 03/01/41	264,710	290,610
4.000%, 05/01/41	296,998	332,457
4.000%, 05/01/42	84,823	93,190
4.000%, 12/01/43	436,645	480,717
4.500%, 04/01/39	590,737	663,432
4.500%, 05/01/39	46,394	51,927
4.500%, 06/01/39	18,704	21,040
4.500%, 08/01/39	15,070	16,898
4.500%, 12/01/39	6,425	7,291
4.500%, 05/01/40	18,558	20,553
4.500%, 09/01/40	21,846	24,581
4.500%, 10/01/40	194,104	210,811
4.500%, 12/01/40	35,504	39,347
4.500%, 02/01/41	154,414	173,492
4.500%, 05/01/41	12,594	14,179
4.500%, 06/01/41	7,997	8,889
4.500%, 07/01/41	8,787	9,776
4.500%, 09/01/41	238,475	259,048
4.500%, 10/01/41	76,094	85,676
4.500%, 03/01/42	29,203	32,464
4.500%, 06/01/42	40,451	45,520
4.500%, 07/01/42	542,386	599,724
4.500%, 11/01/43	10,784	12,219
4.500%, 12/01/47	15,764,564	17,128,199
5.000%, 03/01/32	2,448	2,682
5.000%, 04/01/33	53,209	58,157
5.000%, 07/01/33	68,316	77,983
5.000%, 08/01/33	1,408	1,617
5.000%, 09/01/33	1,185	1,364
5.000%, 10/01/33	13,543	15,577
5.000%, 11/01/33	219	242
5.000%, 01/01/34	50,007	54,757
5.000%, 04/01/34	71,356	81,925
5.000%, 06/01/34	1,673	1,841
5.000%, 12/01/34	14,766	16,149
5.000%, 01/01/35	25,507	27,988
5.000%, 04/01/35	32	37
5.000%, 07/01/35	24,545	26,827
5.000%, 09/01/35	8,888	9,718
5.000%, 01/01/38	92,460	106,190
5.000%, 04/01/39	15,588	17,855
5.000%, 10/01/39	4,968	5,675
5.000%, 11/01/39	13,165	15,150
5.000%, 06/01/40	11,022	12,076
5.000%, 11/01/42	41,571	45,505
5.500%, 12/01/28	12,444	13,798
5.500%, 06/01/33	33,855	39,598
5.500%, 07/01/33	6,391	7,515
5.500%, 09/01/33	121,050	138,935
5.500%, 11/01/33	109,126	121,109
5.500%, 12/01/33	774	889
5.500%, 04/01/34	1,354	1,592
5.500%, 07/01/34	8,273	9,195
5.500%, 08/01/34	173,296	202,622

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/34	2,690	3,167
5.500%, 11/01/34	204,379	240,599
5.500%, 12/01/34	484,322	570,431
5.500%, 01/01/35	173,310	204,062
5.500%, 02/01/35	236,013	277,617
5.500%, 03/01/35	336,162	394,391
5.500%, 04/01/35	67,051	74,739
5.500%, 05/01/35	81,582	96,049
5.500%, 06/01/35	135,184	159,082
5.500%, 08/01/35	121,976	142,616
5.500%, 09/01/35	1,374,008	1,610,320
5.500%, 10/01/35	150,834	175,938
5.500%, 12/01/35	613,091	716,239
5.500%, 01/01/36	134,896	156,696
5.500%, 03/01/36	156,360	183,100
5.500%, 05/01/36	1,256	1,480
5.500%, 07/01/36	633,961	746,454
5.500%, 09/01/36	76,828	90,377
5.500%, 11/01/36	47,931	56,340
5.500%, 12/01/36	1,347	1,494
5.500%, 02/01/37	999	1,160
5.500%, 05/01/37	13,919	16,104
5.500%, 08/01/37	566,863	665,268
5.500%, 01/01/38	4,217	4,879
5.500%, 02/01/38	133,551	154,321
5.500%, 03/01/38	662,540	769,027
5.500%, 05/01/38	1,230,759	1,427,894
5.500%, 06/01/38	45,309	52,348
5.500%, 09/01/38	20,550	22,786
5.500%, 10/01/38	450,367	525,884
5.500%, 11/01/38	108,331	125,646
5.500%, 01/01/39	29,966	34,779
5.500%, 07/01/39	6,142	6,818
5.500%, 11/01/39	1,415,489	1,638,151
5.500%, 02/01/40	219,224	251,264
5.500%, 06/01/40	55,545	61,675
5.500%, 09/01/40	192,782	223,415
5.500%, 07/01/41	2,227,158	2,575,057
5.500%, 02/01/49	357,053	396,074
6.000%, 12/01/28	10,746	11,977
6.000%, 01/01/29	9,397	10,578
6.000%, 02/01/29	73	82
6.000%, 04/01/29	1,615	1,831
6.000%, 06/01/29	2,600	2,947
6.000%, 11/01/32	39,717	44,473
6.000%, 12/01/32	109,617	124,008
6.000%, 03/01/33	10,137	11,900
6.000%, 04/01/33	1,630	1,819
6.000%, 05/01/33	10,108	11,881
6.000%, 07/01/33	10,742	12,624
6.000%, 01/01/34	801	932
6.000%, 09/01/34	5,170	5,771
6.000%, 11/01/34	5,594	6,339
6.000%, 04/01/35	464,646	547,695
6.000%, 05/01/35	12,059	14,134

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 06/01/35	2,573	$3,044
6.000%, 07/01/35	17,989	20,459
6.000%, 09/01/35	4,144	4,898
6.000%, 11/01/35	380,158	428,496
6.000%, 12/01/35	11,248	12,853
6.000%, 04/01/36	2,497	2,882
6.000%, 05/01/36	97,589	111,018
6.000%, 06/01/36	18,920	21,098
6.000%, 07/01/36	7,427	8,348
6.000%, 08/01/36	1,021,324	1,209,467
6.000%, 09/01/36	110,172	128,927
6.000%, 10/01/36	49,095	55,336
6.000%, 11/01/36	20,394	23,516
6.000%, 12/01/36	13,168	14,745
6.000%, 01/01/37	87,884	101,687
6.000%, 02/01/37	252,732	298,700
6.000%, 04/01/37	45,103	51,864
6.000%, 05/01/37	21,036	23,497
6.000%, 07/01/37	15,099	17,740
6.000%, 08/01/37	30,050	34,234
6.000%, 11/01/37	32,480	37,939
6.000%, 02/01/38	321,167	377,153
6.000%, 03/01/38	6,212	7,344
6.000%, 08/01/38	8,208	9,305
6.000%, 09/01/38	407,349	475,130
6.000%, 10/01/38	40,446	47,440
6.000%, 11/01/38	7,805	8,708
6.000%, 01/01/39	45,882	54,174
6.000%, 04/01/39	302,947	354,720
6.000%, 07/01/39	55,097	65,102
6.000%, 08/01/39	304,931	354,624
6.000%, 05/01/40	1,862	2,079
6.000%, 05/01/49	3,236,295	3,650,091
8.000%, 10/01/25	603	662
Fannie Mae ARM Pool
2.105%, 6M LIBOR + 1.605%, 08/01/36 (a)	98,685	99,401
2.248%, 6M LIBOR + 1.373%, 09/01/35 (a)	591,905	598,579
2.371%, 12M MTA + 1.200%, 08/01/41 (a)	191,563	192,423
2.371%, 12M MTA + 1.200%, 07/01/42 (a)	172,772	173,114
2.371%, 12M MTA + 1.200%, 08/01/42 (a)	176,030	176,390
2.371%, 12M MTA + 1.200%, 10/01/44 (a)	207,073	207,513
2.421%, 12M MTA + 1.250%, 09/01/41 (a)	489,846	491,400
2.449%, 6M LIBOR + 1.538%, 01/01/36 (a)	40,863	41,226
2.530%, 1Y H15 + 2.155%, 07/01/32 (a)	16,432	16,401
2.535%, 12M LIBOR + 1.660%, 05/01/34 (a)	257,842	260,222
2.571%, 6M LIBOR + 1.512%, 01/01/35 (a)	76,434	79,000
2.596%, 12M LIBOR + 1.750%, 08/01/35 (a)	179,263	187,840
2.598%, 1Y H15 + 2.223%, 08/01/35 (a)	108,818	114,577
2.617%, 6M LIBOR + 1.412%, 06/01/33 (a)	13,920	14,316
2.927%, 12M MTA + 1.748%, 11/01/35 (a)	108,503	110,996
2.941%, 1Y H15 + 2.206%, 07/01/33 (a)	9,955	10,393
3.052%, 1Y H15 + 2.067%, 10/01/28 (a)	59,525	59,746
3.199%, 1Y H15 + 2.171%, 11/01/35 (a)	225,841	237,480
3.218%, 12M LIBOR + 1.343%, 11/01/34 (a)	2,923	2,943
3.366%, 1Y H15 + 2.360%, 11/01/34 (a)	842,573	890,959

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
3.366%, 12M LIBOR + 1.366%, 03/01/35 (a)	16,985	17,630
3.371%, 12M LIBOR + 1.304%, 12/01/34 (a)	499,380	514,456
3.402%, 1Y H15 + 2.309%, 04/01/34 (a)	3,115	3,287
3.402%, 12M LIBOR + 1.583%, 10/01/34 (a)	5,827	5,864
3.468%, 12M LIBOR + 1.343%, 12/01/34 (a)	323,106	333,455
3.493%, 12M LIBOR + 1.622%, 05/01/35 (a)	23,254	24,355
3.511%, 12M LIBOR + 1.511%, 01/01/35 (a)	21,542	22,398
3.534%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,627	1,636
3.542%, 1Y H15 + 2.215%, 09/01/31 (a)	25,089	25,193
3.547%, 12M LIBOR + 1.547%, 01/01/35 (a)	34,196	35,646
3.615%, 12M LIBOR + 1.615%, 01/01/35 (a)	26,499	27,657
3.631%, 12M LIBOR + 1.631%, 02/01/35 (a)	15,385	16,086
3.650%, 1Y H15 + 1.900%, 02/01/31 (a)	114,527	114,713
3.651%, 12M LIBOR + 1.670%, 11/01/34 (a)	35,437	37,010
3.662%, 12M LIBOR + 1.631%, 01/01/35 (a)	6,759	6,868
3.699%, 12M LIBOR + 1.680%, 12/01/34 (a)	18,924	19,783
3.760%, 12M LIBOR + 1.885%, 11/01/32 (a)	22,406	22,613
3.807%, 12M LIBOR + 1.810%, 04/01/35 (a)	44,269	46,668
3.810%, 12M LIBOR + 1.697%, 09/01/32 (a)	59,101	59,410
3.813%, 1Y H15 + 2.313%, 05/01/35 (a)	132,731	140,868
3.851%, 1Y H15 + 2.194%, 02/01/35 (a)	38,873	40,862
3.988%, 1Y H15 + 2.081%, 10/01/35 (a)	86,220	86,893
4.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	343,661	359,494
4.105%, COFI + 1.926%, 12/01/36 (a)	61,545	64,530
5.021%, COFI + 1.727%, 09/01/34 (a)	8,949	9,411
Fannie Mae Pool 2.310%, 08/01/22	8,024,256	8,215,627
Fannie Mae REMICS (CMO)
0.550%, 1M LIBOR + 0.400%, 09/18/31 (a)	114,086	114,338
1.048%, 1M LIBOR + 0.900%, 04/25/32 (a)	38,067	38,504
3.141%, 05/25/35 (a)	402,033	409,857
Fannie Mae-Aces 2.358%, 01/25/31 (a) (b)	21,200,000	3,222,201
Freddie Mac 10 Yr. Pool 3.500%, 10/01/23	15,375	16,245
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	96,189	101,820
3.500%, 07/01/33	693,642	733,857
3.500%, 09/01/33	854,742	903,427
3.500%, 11/01/33	603,444	638,618
3.500%, 01/01/34	196,211	207,630
3.500%, 02/01/34	347,927	368,197
3.500%, 04/01/34	3,261,969	3,448,627
3.500%, 05/01/34	1,371,135	1,449,532
3.500%, 10/01/34	262,490	277,796
3.500%, 11/01/34	128,662	136,134
4.000%, 11/01/33	1,859,496	1,971,407
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	54,588	58,664
4.000%, 09/01/30	235,785	253,508
4.000%, 10/01/30	13,736	14,772
5.500%, 04/01/21	1,082	1,200
5.500%, 12/01/22	137	152
5.500%, 03/01/23	31,107	34,499
5.500%, 06/01/26	743	824

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
5.500%, 08/01/26	525	$582
5.500%, 06/01/27	16,444	18,237
5.500%, 12/01/27	27,468	30,474
5.500%, 01/01/28	20,145	22,353
5.500%, 02/01/28	4,238	4,703
5.500%, 05/01/28	42,394	47,117
5.500%, 06/01/28	75,870	84,150
6.000%, 03/01/21	1,473	1,642
6.000%, 01/01/22	16,058	17,901
6.000%, 10/01/22	106,200	118,386
6.000%, 04/01/23	5,462	6,088
Freddie Mac 20 Yr. Pool 6.000%, 09/01/29	2,596,226	2,893,510
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	192,334	212,443
4.500%, 04/01/34	13,222	14,574
4.500%, 06/01/35	42,206	46,521
4.500%, 04/01/41	105,164	118,195
4.500%, 10/01/41	74,768	84,161
5.500%, 01/01/33	863	1,011
5.500%, 05/01/33	1,031	1,209
5.500%, 08/01/33	1,297	1,526
5.500%, 10/01/33	2,261	2,593
5.500%, 01/01/34	1,039	1,217
5.500%, 09/01/34	16,310	18,730
5.500%, 01/01/35	20,387	24,024
5.500%, 07/01/35	1,126	1,327
5.500%, 10/01/35	9,679	10,736
5.500%, 11/01/35	44,008	49,769
5.500%, 12/01/35	28,504	33,460
5.500%, 01/01/36	19,957	23,172
5.500%, 02/01/36	32,722	36,304
5.500%, 04/01/36	11,479	13,331
5.500%, 06/01/36	969,390	1,142,416
5.500%, 07/01/36	20,896	24,330
5.500%, 08/01/36	55,746	63,506
5.500%, 10/01/36	9,920	11,425
5.500%, 12/01/36	150,072	174,623
5.500%, 02/01/37	12,720	14,759
5.500%, 03/01/37	11,207	13,013
5.500%, 04/01/37	29,667	33,183
5.500%, 06/01/37	50,334	57,628
5.500%, 07/01/37	132,833	154,422
5.500%, 08/01/37	45,940	53,378
5.500%, 09/01/37	8,545	9,936
5.500%, 10/01/37	6,363	7,391
5.500%, 11/01/37	153,091	178,011
5.500%, 12/01/37	7,051	8,065
5.500%, 01/01/38	48,483	56,288
5.500%, 02/01/38	123,079	142,924
5.500%, 03/01/38	50,832	58,572
5.500%, 04/01/38	122,605	142,012
5.500%, 05/01/38	55,939	64,497
5.500%, 06/01/38	195,369	226,242
5.500%, 07/01/38	244,671	283,747

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 08/01/38	665,579	773,555
5.500%, 09/01/38	176,595	204,328
5.500%, 10/01/38	5,268,458	6,090,539
5.500%, 11/01/38	2,094,709	2,420,260
5.500%, 12/01/38	5,626	6,240
5.500%, 01/01/39	438,813	509,904
5.500%, 02/01/39	70,641	79,772
5.500%, 03/01/39	47,531	55,149
5.500%, 06/01/39	1,572,196	1,822,641
5.500%, 09/01/39	37,603	43,580
5.500%, 02/01/40	53,387	61,753
5.500%, 03/01/40	8,368	9,658
5.500%, 05/01/40	1,641	1,904
5.500%, 08/01/40	51,979	60,177
Freddie Mac 30 Yr. Pool 4.000%, 01/01/49	5,204,451	5,546,042
Freddie Mac ARM Non-Gold Pool
2.231%, 12M LIBOR + 1.345%, 09/01/35 (a)	91,144	94,227
2.586%, 12M LIBOR + 1.961%, 08/01/32 (a)	41,653	41,807
3.400%, 1Y H15 + 2.465%, 01/01/29 (a)	176,824	177,502
3.446%, 1Y H15 + 2.250%, 06/01/35 (a)	388,956	411,188
3.457%, 1Y H15 + 2.250%, 08/01/35 (a)	139,133	147,005
3.621%, 12M LIBOR + 1.621%, 02/01/35 (a)	12,248	12,808
3.625%, 12M LIBOR + 1.625%, 02/01/35 (a)	25,140	26,079
3.677%, 12M LIBOR + 1.677%, 01/01/35 (a)	12,350	12,922
3.678%, 12M LIBOR + 1.678%, 02/01/35 (a)	12,552	13,130
3.729%, 12M LIBOR + 1.889%, 11/01/34 (a)	14,790	15,565
3.735%, 1Y H15 + 2.250%, 11/01/31 (a)	9,521	9,560
3.742%, 1Y H15 + 2.108%, 02/01/35 (a)	23,480	24,700
3.774%, 1Y H15 + 2.107%, 10/01/34 (a)	21,897	22,975
3.779%, 1Y H15 + 2.250%, 02/01/35 (a)	29,456	31,176
3.840%, 1Y H15 + 2.250%, 01/01/35 (a)	74,031	78,272
3.868%, 12M LIBOR + 1.900%, 11/01/34 (a)	11,639	12,273
3.901%, 12M LIBOR + 1.901%, 02/01/35 (a)	23,683	25,022
4.006%, 1Y H15 + 2.250%, 11/01/34 (a)	33,089	34,913
4.095%, 12M LIBOR + 1.900%, 11/01/34 (a)	3,473	3,487
4.220%, 1Y H15 + 2.222%, 09/01/35 (a)	204,605	215,222
Freddie Mac Multifamily Structured Pass-Through Certificates 1.352%, 08/25/22 (a) (b)	39,425,874	727,683
Freddie Mac REMICS (CMO)
0.402%, 1M LIBOR + 0.250%, 07/15/34 (a)	21,725	21,661
0.552%, 1M LIBOR + 0.400%, 06/15/41 (a)	5,849,173	5,887,614
1.875%, PRIME -1.375%, 11/15/23 (a)	81,679	82,622
3.500%, 01/15/42	27,075,360	28,475,105
6.500%, 01/15/24	5,439	5,821
Freddie Mac Structured Pass-Through Securities (CMO)
2.219%, 12M MTA + 1.200%, 10/25/44 (a)	544,114	559,649
2.371%, 12M MTA + 1.200%, 02/25/45 (a)	47,790	48,543
2.419%, 12M MTA + 1.400%, 07/25/44 (a)	2,641,796	2,717,709
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/49	6,037,381	6,272,937
4.000%, TBA (c)	11,000,000	11,617,031
5.000%, 10/15/33	5,318	5,825
5.000%, 12/15/33	17,555	20,089
5.000%, 05/15/34	4,115	4,710

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 07/15/34	644	$706
5.000%, 11/15/35	2,265	2,520
5.000%, 03/15/36	1,400	1,602
5.000%, 10/15/38	397,705	455,655
5.000%, 02/15/39	55,693	63,586
5.000%, 03/15/39	96,596	110,619
5.000%, 04/15/39	538,114	615,757
5.000%, 05/15/39	1,797,558	2,036,800
5.000%, 06/15/39	534,514	599,924
5.000%, 09/15/39	183,939	209,107
5.000%, 05/15/40	20,159	23,075
5.000%, 09/15/40	210,754	240,392
5.000%, 12/15/40	15,279	17,392
5.000%, 07/15/41	11,678	12,814
5.000%, 09/15/47	170,541	187,119
5.000%, TBA (c)	15,000,000	16,436,719
7.000%, 10/15/23	733	742
7.500%, 01/15/26	1,496	1,627
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (c)	2,000,000	2,093,027
4.000%, 10/20/44	938,232	1,020,910
4.000%, 01/20/45	1,493,703	1,625,030
4.000%, 06/20/47	10,018,962	10,774,927
4.000%, 03/20/48	5,695,228	6,087,090
4.000%, 04/20/48	1,403,979	1,497,526
4.000%, 06/20/48	5,660,913	6,047,752
4.500%, 02/20/49	6,539,447	7,027,500
4.500%, 12/20/49	53,157	56,933
4.500%, 01/20/50	52,686,892	56,389,283
4.500%, TBA (c)	108,390,000	116,251,674
5.000%, 08/20/48	9,941,282	10,829,770
5.000%, 02/20/49	21,157	23,030
5.000%, 04/20/49	22,453,656	24,402,388
5.000%, 06/20/49	701,554	762,882
5.000%, 07/20/49	35,378,383	38,467,284
5.000%, 08/20/49	36,487,191	39,659,116
5.000%, 11/20/49	710,384	772,012
5.000%, TBA (c)	1,050,000	1,142,982
Ginnie Mae II ARM Pool
2.875%, 1Y H15 + 1.500%, 04/20/22 (a)	92	94
2.875%, 1Y H15 + 1.500%, 05/20/26 (a)	6,457	6,578
2.875%, 1Y H15 + 1.500%, 06/20/27 (a)	2,227	2,268
2.875%, 1Y H15 + 1.500%, 05/20/28 (a)	2,978	3,096
2.875%, 1Y H15 + 1.500%, 05/20/29 (a)	4,371	4,552
2.875%, 1Y H15 + 1.500%, 04/20/30 (a)	7,503	7,878
2.875%, 1Y H15 + 1.500%, 05/20/30 (a)	15,606	16,390
2.875%, 1Y H15 + 1.500%, 06/20/30 (a)	5,387	5,621
2.875%, 1Y H15 + 1.500%, 04/20/31 (a)	4,289	4,402
2.875%, 1Y H15 + 1.500%, 04/20/32 (a)	3,807	3,891
2.875%, 1Y H15 + 1.500%, 05/20/32 (a)	6,281	6,391
3.000%, 1Y H15 + 1.500%, 02/20/22 (a)	1,270	1,279
3.000%, 1Y H15 + 1.500%, 01/20/23 (a)	3,740	3,809
3.000%, 1Y H15 + 1.500%, 02/20/26 (a)	4,179	4,257
3.000%, 1Y H15 + 1.500%, 01/20/27 (a)	1,973	1,992
3.000%, 1Y H15 + 1.500%, 02/20/28 (a)	5,398	5,439

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
3.000%, 1Y H15 + 1.500%, 03/20/28 (a)	6,341	6,422
3.000%, 1Y H15 + 1.500%, 01/20/30 (a)	16,484	17,175
3.000%, 1Y H15 + 1.500%, 03/20/32 (a)	241	252
3.000%, 1Y H15 + 1.500%, 03/20/33 (a)	2,331	2,438
3.125%, 1Y H15 + 1.500%, 11/20/26 (a)	8,792	8,899
3.125%, 1Y H15 + 1.500%, 11/20/27 (a)	6,934	7,048
3.125%, 1Y H15 + 1.500%, 10/20/28 (a)	390	396
3.125%, 1Y H15 + 1.500%, 10/20/29 (a)	3,156	3,286
3.125%, 1Y H15 + 1.500%, 10/20/30 (a)	2,257	2,288
3.125%, 1Y H15 + 1.500%, 11/20/30 (a)	18,911	19,061
3.250%, 1Y H15 + 1.500%, 08/20/27 (a)	16,634	16,933
3.250%, 1Y H15 + 1.500%, 09/20/27 (a)	46,421	46,903
3.250%, 1Y H15 + 1.500%, 07/20/29 (a)	4,467	4,642
3.250%, 1Y H15 + 1.500%, 08/20/29 (a)	4,952	5,148
3.250%, 1Y H15 + 1.500%, 09/20/29 (a)	4,690	4,712
3.250%, 1Y H15 + 1.500%, 08/20/31 (a)	1,257	1,310
3.250%, 1Y H15 + 1.500%, 07/20/32 (a)	3,499	3,528
3.250%, 1Y H15 + 1.500%, 09/20/33 (a)	23,858	24,918
3.625%, 1Y H15 + 2.000%, 10/20/31 (a)	4,573	4,582
Government National Mortgage Association (CMO)
0.495%, 1M LIBOR + 0.340%, 12/20/62 (a)	194,029	193,682
0.755%, 1M LIBOR + 0.600%, 08/20/65 (a)	3,087,120	3,102,420
0.755%, 1M LIBOR + 0.600%, 10/20/65 (a)	6,592,526	6,620,535
0.805%, 1M LIBOR + 0.650%, 06/20/66 (a)	4,726,235	4,747,734
1.005%, 1M LIBOR + 0.850%, 09/20/66 (a)	8,365,385	8,491,988
1.155%, 1M LIBOR + 1.000%, 12/20/65 (a)	21,155,039	21,571,317
1.155%, 1M LIBOR + 1.000%, 01/20/67 (a)	9,752,401	9,957,272
1.249%, 12M LIBOR + 0.800%, 09/20/67 (a)	9,018,240	9,205,466
3.767%, 09/20/66 (a)	10,818,437	11,641,280
Uniform Mortgage-Backed Securities 15 Yr. Pool
3.500%, TBA (c)	7,800,000	8,248,348
4.500%, TBA (c)	100,000	104,881
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	366,000,000	376,767,724
2.500%, TBA (c)	425,200,000	445,043,961
3.000%, TBA (c)	366,500,000	384,008,966
3.500%, TBA (c)	274,300,000	289,508,295
5.500%, TBA (c)	12,000,000	13,328,438

		2,153,088,402

U.S. Treasury—21.6%
U.S. Treasury Bonds
1.375%, 08/15/50	96,600,000	94,517,062
2.000%, 02/15/50	9,600,000	10,858,500
2.750%, 08/15/42	39,000,000	49,971,797
2.750%, 11/15/42	19,800,000	25,352,508
2.875%, 05/15/43	83,700,000	109,287,351
2.875%, 08/15/45	17,200,000	22,597,172
3.125%, 02/15/42	15,800,000	21,404,063
3.125%, 08/15/44	116,300,000	158,249,773
3.375%, 05/15/44	18,000,000	25,398,984
4.250%, 05/15/39	9,600,000	14,728,500
4.375%, 11/15/39	57,100,000	89,212,058
4.375%, 05/15/40	11,900,000	18,679,281

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.500%, 08/15/39	15,100,000	$23,877,465
4.625%, 02/15/40	12,800,000	20,610,500
U.S. Treasury Notes
1.750%, 09/30/22 (d) (e) (f)	20,400,000	21,058,219
1.750%, 06/30/24 (d)	38,200,000	40,411,422
1.875%, 07/31/22 (d) (e)	102,600,000	105,862,360
1.875%, 08/31/22 (d) (e) (f)	31,200,000	32,234,719
2.000%, 10/31/22 (e) (g)	3,300,000	3,427,875
2.125%, 07/31/24 (d) (e)	24,800,000	26,615,437
2.125%, 09/30/24 (f) (g)	7,900,000	8,500,832
2.250%, 11/15/24	110,600,000	119,759,062
2.250%, 08/15/27	24,360,000	27,320,311
2.625%, 02/15/29	29,260,000	34,170,194

		1,104,105,445

Total U.S. Treasury & Government Agencies (Cost $3,119,892,557)		3,257,193,847

Corporate Bonds & Notes—42.9%

Aerospace/Defense—0.1%
Spirit AeroSystems, Inc.
3.950%, 06/15/23	4,100,000	3,642,112
4.600%, 06/15/28	1,600,000	1,313,376

		4,955,488

Agriculture—0.6%
BAT Capital Corp. 2.764%, 08/15/22	5,900,000	6,114,127
BAT International Finance plc 3.250%, 06/07/22 (144A)	3,172,000	3,306,192
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	6,300,000	6,660,965
3.875%, 07/26/29 (144A)	12,800,000	13,856,412

		29,937,696

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	1,192,674	990,664
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,686,849	1,347,484
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	13,304,514	13,305,015
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,678,095	2,222,819
4.500%, 11/15/23	1,758,783	940,949
United Airlines Pass-Through Trust
2.875%, 10/07/28	4,339,226	4,120,482
3.450%, 07/07/28	2,440,944	2,029,889

		24,957,302

Auto Manufacturers—4.1%
BMW Finance NV 2.250%, 08/12/22 (144A)	13,500,000	13,935,591
Daimler Finance North America LLC
1.136%, 3M LIBOR + 0.880%, 02/22/22 (144A) (a)	16,100,000	16,147,085
2.550%, 08/15/22 (144A)	16,100,000	16,630,507
2.875%, 03/10/21 (144A)	4,200,000	4,243,152
3.400%, 02/22/22 (144A)	16,100,000	16,667,563
3.750%, 11/05/21 (144A)	3,400,000	3,513,502
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,624,786
Ford Motor Credit Co. LLC
0.185%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (a)	2,500,000	2,869,629
1.114%, 3M LIBOR + 0.810%, 04/05/21 (a)	3,200,000	3,153,215
1.331%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,558,679
1.515%, 3M LIBOR + 1.235%, 02/15/23 (a)	13,000,000	11,962,460
3.200%, 01/15/21	5,000,000	4,989,437
3.416%, 3M LIBOR + 3.140%, 01/07/22 (a)	13,300,000	13,135,183
4.250%, 09/20/22	3,600,000	3,631,176
General Motors Financial Co., Inc.
1.530%, 3M LIBOR + 1.310%, 06/30/22 (a)	1,100,000	1,096,524
2.450%, 11/06/20	12,100,000	12,119,386
3.550%, 07/08/22	8,400,000	8,686,904
Nissan Motor Acceptance Corp.
2.650%, 07/13/22 (144A)	2,219,000	2,241,966
2.800%, 01/13/22 (144A)	4,400,000	4,444,409
Nissan Motor Co., Ltd. 4.810%, 09/17/30 (144A)	12,800,000	12,835,533
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	4,600,000	5,612,290
2.500%, 07/31/26 (EUR)	3,000,000	3,828,853
Volkswagen Group of America Finance LLC
1.197%, 3M LIBOR + 0.940%, 11/12/21 (144A) (a)	13,600,000	13,666,530
2.850%, 09/26/24 (144A)	13,300,000	14,133,777
3.875%, 11/13/20 (144A)	2,500,000	2,509,636
4.000%, 11/12/21 (144A)	1,000,000	1,037,218
4.625%, 11/13/25 (144A)	10,900,000	12,663,612

		209,938,603

Banks—13.3%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (h)	1,700,000	259,111
4.750%, 01/15/18 (EUR) (h)	3,100,000	472,497
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	12,000,000	11,997,087
4.125%, 01/22/24	2,130,000	2,358,826
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,649,811
10.179%, 06/12/21 (144A)	17,900,000	18,831,847
Barclays plc
1.660%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	100,272
2.353%, 3M LIBOR + 2.110%, 08/10/21 (a)	6,400,000	6,507,214
2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (a)	2,600,000	3,424,925
3.125%, 01/17/24 (GBP)	4,400,000	5,967,011
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	751,433
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	18,200,000	19,049,623
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	2,337,195

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
BBVA Bancomer S.A. 6.500%, 03/10/21	1,873,000	$1,910,460
BBVA U.S.A. 0.980%, 3M LIBOR + 0.730%, 06/11/21 (a)	14,400,000	14,444,577
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	14,712,512
3.500%, 03/01/23 (144A)	14,400,000	15,262,682
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	18,462,852
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,500,000
5.250%, 03/07/25	11,000,000	11,638,000
Citigroup, Inc.
0.935%, 3M LIBOR + 0.690%, 10/27/22 (a)	10,600,000	10,652,535
1.205%, 3M LIBOR + 0.960%, 04/25/22 (a)	18,000,000	18,175,320
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,312,488
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (a)	1,800,000	2,173,722
Credit Suisse Group AG
1.489%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,484,753
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	16,971,229
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (a)	5,500,000	5,960,625
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	18,300,000	19,342,522
3.800%, 06/09/23	6,100,000	6,559,823
Deutsche Bank AG
3.150%, 01/22/21	8,200,000	8,249,965
3.300%, 11/16/22	9,500,000	9,823,675
3.375%, 05/12/21	30,500,000	30,907,496
3.547%, SOFR + 3.043%, 09/18/31 (a)	7,000,000	7,034,150
4.250%, 02/04/21	7,800,000	7,882,791
4.250%, 10/14/21	7,700,000	7,915,699
Goldman Sachs Group, Inc. (The) 3.750%, 05/22/25	5,375,000	5,972,636
ING Groep NV
4.100%, 10/02/23	14,000,000	15,351,130
4.625%, 01/06/26 (144A)	7,900,000	9,263,596
JPMorgan Chase & Co.
1.145%, 3M LIBOR + 0.900%, 04/25/23 (a)	8,000,000	8,064,882
3.797%, 3M LIBOR + 0.890%, 07/23/24 (a)	4,400,000	4,766,098
Lloyds Bank plc 7.500%, 04/02/32 (i)	13,000,000	10,566,889
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	16,162,079
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (a)	11,400,000	15,258,958
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	13,400,000	14,173,716
3.455%, 03/02/23	17,700,000	18,842,748
Mizuho Financial Group, Inc.
1.979%, 3M LIBOR + 1.270%, 09/08/31 (a)	12,800,000	12,665,041
2.201%, 3M LIBOR + 1.510%, 07/10/31 (a)	12,400,000	12,532,986
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	6,131,740
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	15,500,000	16,679,491
Natwest Group plc
2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (a)	3,300,000	3,953,090
2.500%, 03/22/23 (EUR)	11,943,000	14,699,531

Banks—(Continued)
Oversea-Chinese Banking Corp., Ltd. 0.730%, 3M LIBOR + 0.450%, 05/17/21 (144A) (a)	9,500,000	9,503,645
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	4,800,000	5,122,344
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (a)	400,000	535,953
Shinhan Financial Group Co., Ltd. 1.350%, 01/10/26 (144A)	12,600,000	12,606,174
Societe Generale S.A. 4.250%, 09/14/23 (144A)	13,900,000	15,039,547
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	4,400,000	4,564,750
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	12,500,000	12,727,108
2.696%, 07/16/24	12,900,000	13,723,049
Synchrony Bank 3.650%, 05/24/21	14,900,000	15,125,723
UBS AG 7.625%, 08/17/22	3,600,000	4,008,417
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	11,761,591
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	34,772,060
Virgin Money UK plc 4.000%, GUKG1 + 3.750%, 09/03/27 (GBP) (a)	500,000	666,061
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	8,600,000	10,638,020
2.393%, SOFR + 2.100%, 06/02/28 (a)	12,300,000	12,827,427
3.000%, 02/19/25	6,000,000	6,474,358

		680,265,566

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	13,000,000	15,583,236
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	7,900,000	8,589,250

		24,172,486

Biotechnology—0.1%
Royalty Pharma plc 1.200%, 09/02/25 (144A)	3,000,000	2,990,506

Chemicals—0.3%
Nutrition & Biosciences, Inc. 2.300%, 11/01/30 (144A)	12,800,000	12,882,418

Commercial Services—0.4%
Central Nippon Expressway Co., Ltd. 0.811%, 3M LIBOR + 0.560%, 11/02/21 (a)	2,600,000	2,606,265
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,740,648
PayPal Holdings, Inc. 2.400%, 10/01/24	13,300,000	14,089,483

		20,436,396

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.6%
Apple, Inc. 3.000%, 06/20/27	8,300,000	$9,359,121
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	4,420,000	4,524,413
5.450%, 06/15/23 (144A)	9,600,000	10,524,868
NetApp, Inc. 2.375%, 06/22/27	7,400,000	7,715,795

		32,124,197

Distribution/Wholesale—0.1%
Toyota Tsusho Corp. 3.625%, 09/13/23	2,600,000	2,796,447

Diversified Financial Services—3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 10/01/25	7,000,000	7,021,680
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,599,015
Capital One Financial Corp.
0.718%, 3M LIBOR + 0.450%, 10/30/20 (a)	9,100,000	9,100,000
4.250%, 04/30/25	10,000,000	11,342,712
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,491,878
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,827,291
GE Capital Funding LLC
3.450%, 05/15/25 (144A)	12,100,000	12,953,195
4.400%, 05/15/30 (144A)	14,800,000	15,908,520
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,941,641
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	13,516,978
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	200,000	206,232
3.960%, 09/19/23 (144A)	5,045,000	5,446,128
Navient Corp. 7.250%, 01/25/22	3,200,000	3,286,944
Nomura Holdings, Inc. 2.679%, 07/16/30	9,600,000	9,880,781
OneMain Finance Corp.
6.125%, 05/15/22	9,100,000	9,441,250
6.875%, 03/15/25	11,800,000	13,094,165

		151,058,410

Electric—3.2%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	4,595,181
Duke Energy Corp. 0.900%, 3M LIBOR + 0.650%, 03/11/22 (a)	13,500,000	13,583,525
Edison International
3.125%, 11/15/22	7,400,000	7,631,897
3.550%, 11/15/24	3,600,000	3,794,849
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	9,286,240
4.250%, 09/14/23 (144A)	14,900,000	16,306,327

Electric—(Continued)
Evergy, Inc. 2.450%, 09/15/24	13,500,000	14,288,679
Eversource Energy 2.750%, 03/15/22	6,100,000	6,292,333
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,428,615
NextEra Energy Capital Holdings, Inc.
3.200%, 02/25/22	13,500,000	14,019,056
3.250%, 04/01/26	2,800,000	3,130,949
3.300%, 08/15/22	3,600,000	3,782,286
Pacific Gas and Electric Co.
1.750%, 06/16/22	9,900,000	9,909,566
3.150%, 01/01/26	10,900,000	11,182,431
3.300%, 12/01/27	1,600,000	1,644,452
3.400%, 08/15/24	4,500,000	4,702,738
3.450%, 07/01/25	3,600,000	3,766,524
3.500%, 06/15/25	2,700,000	2,841,454
4.250%, 08/01/23	3,000,000	3,195,217
Public Service Enterprise Group, Inc. 2.650%, 11/15/22	2,700,000	2,815,336
Sempra Energy 0.700%, 3M LIBOR + 0.450%, 03/15/21 (a)	17,600,000	17,623,995
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,888,428

		161,710,078

Electronics—0.3%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,639,716
Flex, Ltd.
4.875%, 06/15/29	8,160,000	9,374,505
5.000%, 02/15/23	1,700,000	1,850,117

		17,864,338

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	9,141,933

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,261,253

Food—0.7%
Campbell Soup Co.
0.880%, 3M LIBOR + 0.630%, 03/15/21 (a)	10,233,000	10,251,929
3.650%, 03/15/23	2,343,000	2,508,229
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	14,158,850
2.589%, 11/02/23 (144A)	3,858,000	4,068,457
General Mills, Inc. 0.811%, 3M LIBOR + 0.540%, 04/16/21 (a)	4,200,000	4,207,594
Mondelez International, Inc. 3.625%, 05/07/23	2,500,000	2,707,578

		37,902,637

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.3%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	$12,839,923

Healthcare-Products—0.3%
Boston Scientific Corp. 3.375%, 05/15/22	2,200,000	2,299,990
Covidien International Finance S.A.
3.200%, 06/15/22	7,670,000	7,977,529
Zimmer Biomet Holdings, Inc. 0.977%, 3M LIBOR + 0.750%, 03/19/21 (a)	3,395,000	3,395,583

		13,673,102

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,985,215

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 0.783%, 3M LIBOR + 0.560%, 06/24/22 (144A) (a)	10,600,000	10,639,375

Housewares—0.1%
Newell Brands, Inc. 4.350%, 04/01/23	4,876,000	5,083,230

Insurance—0.9%
Ambac Assurance Corp. 5.100%, (144A) (j)	144	197
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (a)	3,389,840	3,389,840
Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	10,745,084
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	15,661,172
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	13,000,000	13,439,340
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	646,107
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,226,416

		46,108,156

Internet—0.1%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,828,385
eBay, Inc. 2.750%, 01/30/23	2,000,000	2,097,258

		6,925,643

Lodging—0.7%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,647,225
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,904,169

Lodging—(Continued)
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	10,795,943
4.150%, 12/01/23	14,100,000	14,828,537
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,159,455
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,600,500

		35,935,829

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 07/23/22	14,229,000	15,063,828
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	4,013,750
Entercom Media Corp. 7.250%, 11/01/24 (144A) (k)	4,000,000	3,340,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,021,422
Walt Disney Co. (The) 3.600%, 01/13/51	12,600,000	14,188,294

		37,627,294

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.500%, 06/07/21 (GBP)	500,000	661,464
Textron, Inc. 0.793%, 3M LIBOR + 0.550%, 11/10/20 (a)	14,400,000	14,400,383

		15,061,847

Oil & Gas—1.2%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,345,333
BP Capital Markets America, Inc.
3.790%, 02/06/24	8,200,000	8,991,050
4.234%, 11/06/28	4,000,000	4,740,173
Chevron Corp. 2.236%, 05/11/30	12,300,000	13,043,140
Continental Resources, Inc. 5.000%, 09/15/22	550,000	546,222
Equinor ASA 3.625%, 04/06/40	3,700,000	4,231,206
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	2,253,438
Occidental Petroleum Corp. 2.900%, 08/15/24	12,400,000	10,520,532
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,120,589	2,295,559
Shell International Finance B.V. 2.750%, 04/06/30	13,200,000	14,424,313

		62,390,966

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	17,269,463

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—1.9%
AbbVie, Inc.
2.300%, 11/21/22 (144A)	10,200,000	$10,554,858
2.850%, 05/14/23	3,000,000	3,155,633
2.900%, 11/06/22	9,075,000	9,515,210
2.950%, 11/21/26 (144A)	5,100,000	5,555,581
3.200%, 05/14/26	1,300,000	1,432,972
3.450%, 03/15/22 (144A)	4,900,000	5,076,320
3.600%, 05/14/25	700,000	775,703
Bayer U.S. Finance LLC
1.260%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	17,400,000	17,559,606
3.875%, 12/15/23 (144A)	2,000,000	2,184,828
CVS Health Corp.
2.750%, 12/01/22	2,900,000	3,024,033
3.750%, 04/01/30	3,900,000	4,456,348
4.300%, 03/25/28	5,000,000	5,849,100
4.750%, 12/01/22	3,300,000	3,558,124
CVS Pass-Through Trust 6.943%, 01/10/30	669,373	798,265
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23	9,800,000	10,887,820
Teva Pharmaceutical Finance Netherlands II B.V.
1.250%, 03/31/23 (EUR)	3,700,000	4,001,517
3.250%, 04/15/22 (EUR)	8,000,000	9,337,390

		97,723,308

Pipelines—0.5%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	10,020,641
Enbridge, Inc. 0.770%, 3M LIBOR + 0.500%, 02/18/22 (a)	13,000,000	12,992,977
Midwest Connector Capital Co. LLC 3.625%, 04/01/22 (144A)	2,400,000	2,417,763
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	2,054,084

		27,485,465

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,542,072
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	5,399,539
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,228,385
3.875%, 03/20/27 (144A)	1,700,000	1,855,782
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,039,481	1,742,241

		14,768,019

Real Estate Investment Trusts—4.2%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,341,274
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	2,152,589
American Tower Corp.
3.375%, 05/15/24	16,000,000	17,321,149
3.500%, 01/31/23	1,807,000	1,920,562

Real Estate Investment Trusts—(Continued)
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	7,892,643
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	6,346,270
4.125%, 06/15/26	5,500,000	5,987,485
CBL & Associates L.P. 5.950%, 12/15/26 (h)	7,200,000	2,700,000
Crown Castle International Corp. 5.250%, 01/15/23	8,831,000	9,703,189
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	2,200,000	2,561,514
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	9,356,398
EPR Properties 3.750%, 08/15/29	2,500,000	2,179,551
Equinix, Inc. 1.000%, 09/15/25	12,600,000	12,481,979
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	5,297,637
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,429,100
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	11,811,835
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,738,486
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,593,736
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,755,867
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	12,628,444
Public Storage
2.370%, 09/15/22	2,500,000	2,586,340
3.094%, 09/15/27	15,500,000	17,380,056
Realty Income Corp. 3.875%, 04/15/25	10,700,000	12,119,679
Service Properties Trust 4.375%, 02/15/30	11,490,000	9,536,700
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	19,556,370
UDR, Inc.
3.500%, 07/01/27	1,900,000	2,090,263
4.400%, 01/26/29	3,400,000	4,012,569
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,846,492
Welltower, Inc. 4.250%, 04/01/26	10,300,000	11,796,351

		217,124,528

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	9,390,000	10,180,017

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—1.0%
Broadcom, Inc.
3.459%, 09/15/26	8,769,000	$9,607,385
4.300%, 11/15/32	14,900,000	16,987,035
4.750%, 04/15/29	10,800,000	12,542,587
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	10,035,077
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,272,576

		53,444,660

Software—0.4%
Oracle Corp.
3.600%, 04/01/40	6,400,000	7,298,885
3.600%, 04/01/50	10,600,000	11,819,241

		19,118,126

Telecommunications—0.6%
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,077,500
Sprint Corp.
7.125%, 06/15/24	1,000,000	1,150,610
7.875%, 09/15/23	2,800,000	3,208,100
T-Mobile USA, Inc. 2.550%, 02/15/31 (144A)	8,900,000	9,221,112
Verizon Communications, Inc. 3.376%, 02/15/25	16,266,000	18,111,402

		32,768,724

Toys/Games/Hobbies—0.2%
Hasbro, Inc. 2.600%, 11/19/22	10,400,000	10,793,047

Trucking & Leasing—0.3%
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	6,500,000	6,225,851
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,816,394
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	619,517

		16,661,762

Total Corporate Bonds & Notes (Cost $2,105,912,935)		2,195,003,453

Asset-Backed Securities—11.1%

Asset-Backed - Automobile—0.7%
Chesapeake Funding II LLC
0.522%, 1M LIBOR + 0.370%, 08/15/30 (144A) (a)	8,503,173	8,419,894
3.230%, 08/15/30 (144A)	5,685,261	5,767,654
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	6,707,996	6,779,676
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	12,056,102	12,208,078

		33,175,302

Asset-Backed - Credit Card—0.3%
Evergreen Credit Card Trust 1.900%, 09/16/24 (144A)	16,200,000	16,644,802

Asset-Backed - Home Equity—1.6%
Accredited Mortgage Loan Trust 0.728%, 1M LIBOR + 0.580%, 07/25/34 (a)	7,400,354	7,236,249
ACE Securities Corp. Home Equity Loan Trust
0.298%, 1M LIBOR + 0.150%, 04/25/36 (a)	4,636,054	4,527,168
0.298%, 1M LIBOR + 0.150%, 07/25/36 (a)	8,530,220	3,999,256
Asset-Backed Funding Certificates Trust 0.848%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,520,527	1,476,405
Asset-Backed Securities Corp. Home Equity Loan Trust
0.228%, 1M LIBOR + 0.080%, 05/25/37 (a)	22,755	18,552
0.598%, 1M LIBOR + 0.450%, 11/25/35 (a)	1,286,029	1,278,398
Bear Stearns Asset-Backed Securities I Trust
0.398%, 1M LIBOR + 0.250%, 04/25/37 (a)	12,502,178	13,677,370
0.865%, 1M LIBOR + 0.460%, 02/25/36 (a)	1,000,000	984,142
0.948%, 1M LIBOR + 0.800%, 10/27/32 (a)	13,979	13,679
1.148%, 1M LIBOR + 1.000%, 10/25/37 (a)	1,316,231	1,312,508
1.153%, 1M LIBOR + 1.005%, 06/25/35 (a)	6,492,402	6,383,376
Citigroup Mortgage Loan Trust
0.308%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	7,585,086	5,257,686
0.318%, 1M LIBOR + 0.170%, 05/25/37 (a)	1,237,082	1,233,712
HSI Asset Securitization Corp. Trust 0.318%, 1M LIBOR + 0.170%, 12/25/36 (a)	9,685,949	3,864,716
IXIS Real Estate Capital Trust 1.093%, 1M LIBOR + 0.945%, 02/25/35 (a)	1,996,626	1,965,902
MASTR Asset-Backed Securities Trust
0.198%, 1M LIBOR + 0.050%, 08/25/36 (a)	5,652,964	2,549,018
0.318%, 1M LIBOR + 0.170%, 10/25/36 (a)	3,296,820	3,254,510
Merrill Lynch Mortgage Investors Trust
0.398%, 1M LIBOR + 0.250%, 07/25/37 (a)	9,585,793	3,527,090
0.898%, 1M LIBOR + 0.750%, 06/25/36 (a)	561,877	560,313
Morgan Stanley ABS Capital I, Inc. Trust
0.208%, 1M LIBOR + 0.060%, 05/25/37 (a)	140,542	120,728
0.298%, 1M LIBOR + 0.150%, 06/25/36 (a)	221,929	192,848
NovaStar Mortgage Funding Trust 0.348%, 1M LIBOR + 0.200%, 09/25/37 (a)	5,805,970	5,538,589
Option One Mortgage Corp. Asset-Backed Certificates 0.788%, 1M LIBOR + 0.640%, 08/25/33 (a)	10,568	10,063
Option One Mortgage Loan Trust 0.288%, 1M LIBOR + 0.140%, 01/25/37 (a)	5,490,968	4,070,865
Renaissance Home Equity Loan Trust 1.028%, 1M LIBOR + 0.880%, 08/25/33 (a)	75,919	72,090
Residential Asset Securities Corp. Trust
0.298%, 1M LIBOR + 0.150%, 07/25/36 (a)	3,313,464	3,272,486
0.428%, 1M LIBOR + 0.280%, 06/25/36 (a)	5,840,346	5,813,243
0.728%, 1M LIBOR + 0.580%, 06/25/33 (a)	740,599	679,135
Soundview Home Loan Trust 0.328%, 1M LIBOR + 0.180%, 05/25/36 (a)	484,724	484,260

		83,374,357

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	7,052	7,179

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Mid-State Trust 7.791%, 03/15/38	64,489	$70,489

		77,668

Asset-Backed - Other—8.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.928%, 1M LIBOR + 0.780%, 05/25/34 (a)	2,607,630	2,595,553
Anchorage Capital Clo 16, Ltd. Zero Coupon, 3M LIBOR + 1.400%, 10/20/31 (144A) (a)	10,200,000	10,200,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.528%, 1M LIBOR + 0.380%, 02/25/36 (a)	4,978,460	4,527,227
B&M CLO, Ltd. 1.001%, 3M LIBOR + 0.730%, 04/16/26 (144A) (a)	189,839	189,557
Brookside Mill CLO, Ltd. 1.093%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	10,209,394	10,120,195
California Street CLO XII, Ltd. 1.305%, 3M LIBOR + 1.030%, 10/15/25 (144A) (a)	6,309,798	6,290,862
Catamaran CLO, Ltd.
1.672%, 3M LIBOR + 1.400%, 10/18/26 (144A) (a)	1,996,280	1,993,920
CIFC Funding, Ltd. 1.105%, 3M LIBOR + 0.860%, 10/25/27 (144A) (a)	15,990,703	15,800,605
Countrywide Asset-Backed Certificates
0.288%, 1M LIBOR + 0.140%, 07/25/37 (a)	9,152,103	8,237,814
0.288%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,988,540	2,892,791
0.298%, 1M LIBOR + 0.150%, 05/25/37 (a)	443,988	441,058
0.298%, 1M LIBOR + 0.150%, 06/25/47 (a)	197,950	195,815
0.368%, 1M LIBOR + 0.220%, 09/25/37 (a)	4,614,709	4,202,150
0.428%, 1M LIBOR + 0.280%, 09/25/36 (a)	2,735,056	2,729,107
4.539%, 10/25/46 (a)	2,043,572	2,023,925
4.539%, 10/25/46 (a)	384,717	381,950
4.684%, 10/25/32 (a)	6,718,651	6,419,309
CVP Cascade CLO-1, Ltd. 1.421%, 3M LIBOR + 1.150%, 01/16/26 (144A) (a)	548,707	547,967
CWABS Asset-Backed Certificates Trust
0.288%, 1M LIBOR + 0.140%, 02/25/37 (a)	3,259,842	3,046,549
0.298%, 1M LIBOR + 0.150%, 09/25/46 (a)	3,094,227	3,044,056
0.298%, 1M LIBOR + 0.150%, 03/25/47 (a)	1,083,240	1,060,381
0.848%, 1M LIBOR + 0.700%, 11/25/35 (a)	6,851,557	6,836,407
Dorchester Park CLO DAC 1.172%, 3M LIBOR + 0.900%, 04/20/28 (144A) (a)	9,313,284	9,245,223
Figueroa CLO, Ltd. 1.175%, 3M LIBOR + 0.900%, 01/15/27 (144A) (a)	3,124,750	3,115,154
First Franklin Mortgage Loan Trust
0.288%, 1M LIBOR + 0.140%, 12/25/36 (a)	5,666,944	3,498,567
0.508%, 1M LIBOR + 0.360%, 10/25/35 (a)	3,352,147	3,327,905
1.573%, 1M LIBOR + 1.425%, 10/25/34 (a)	3,088,832	3,080,017
Flagship CLO, Ltd. 1.121%, 3M LIBOR + 0.850%, 01/16/26 (144A) (a)	4,044,181	4,027,462
Gallatin CLO, Ltd. 1.321%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	13,708,717	13,609,644
GSAMP Trust
0.318%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,799,854	1,688,234
0.538%, 1M LIBOR + 0.390%, 01/25/36 (a)	11,436,685	11,376,721
1.468%, 1M LIBOR + 1.320%, 12/25/34 (a)	5,497,078	4,559,477

Asset-Backed - Other—(Continued)
Home Equity Loan Trust 0.378%, 1M LIBOR + 0.230%, 04/25/37 (a)	13,859,421	13,163,256
Home Equity Mortgage Loan Asset-Backed Trust 0.368%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,927,675	2,497,075
ICG US CLO, Ltd. Zero Coupon, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	15,400,000	15,400,000
Jamestown CLO, Ltd. 1.493%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	7,424,795	7,413,391
JMP Credit Advisors CLO IIIR, Ltd. 1.123%, 3M LIBOR + 0.850%, 01/17/28 (144A) (a)	13,122,918	13,006,781
Lehman XS Trust 0.948%, 1M LIBOR + 0.800%, 10/25/35 (a)	1,236,760	1,232,856
LoanCore Issuer, Ltd. 1.282%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	12,790,947	12,727,090
Long Beach Mortgage Loan Trust
0.668%, 1M LIBOR + 0.520%, 08/25/45 (a)	684,545	658,401
0.928%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,463,580
Loomis Sayles CLO , Ltd. 1.175%, 3M LIBOR + 0.900%, 04/15/28 (144A) (a)	11,014,601	10,883,484
Marathon CLO, Ltd. 1.117%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	12,926,257	12,712,651
Monarch Grove CLO 1.125%, 3M LIBOR + 0.880%, 01/25/28 (144A) (a)	7,412,148	7,354,437
Morgan Stanley ABS Capital I, Inc. Trust
0.273%, 1M LIBOR + 0.125%, 07/25/36 (a)	4,180,963	3,718,393
0.458%, 1M LIBOR + 0.310%, 12/25/35 (a)	2,220,970	2,182,280
OCP CLO, Ltd. 1.075%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	2,591,567	2,580,180
Octagon Investment Partners, Ltd. 1.125%, 3M LIBOR + 0.850%, 07/15/27 (144A) (a)	8,474,922	8,405,996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.638%, 1M LIBOR + 0.490%, 09/25/35 (a)	5,000,000	4,768,205
1.198%, 1M LIBOR + 1.050%, 10/25/34 (a)	5,800,000	5,701,545
1.948%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,640,880
Residential Asset Securities Corp. Trust 0.308%, 1M LIBOR + 0.160%, 11/25/36 (a)	2,515,938	2,543,170
Saxon Asset Securities Trust 0.548%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,530,000	2,355,256
Securitized Asset-Backed Receivables LLC Trust 0.398%, 1M LIBOR + 0.250%, 05/25/36 (a)	8,336,858	5,792,807
Soundview Home Loan Trust
0.258%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,331,022	851,621
1.108%, 1M LIBOR + 0.960%, 05/25/35 (a)	1,841,694	1,837,970
Specialty Underwriting & Residential Finance Trust 0.418%, 1M LIBOR + 0.270%, 04/25/37 (a)	3,503,112	2,741,570
Starwood Commercial Mortgage Trust 1.232%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,300,000	13,125,437
Structured Asset Investment Loan Trust
0.298%, 1M LIBOR + 0.150%, 09/25/36 (a)	2,753,763	2,673,897
0.568%, 1M LIBOR + 0.420%, 11/25/35 (a)	7,700,000	7,473,546
0.883%, 1M LIBOR + 0.735%, 08/25/35 (a)	92,616	92,598
Structured Asset Securities Corp. Mortgage Loan Trust 1.048%, 1M LIBOR + 0.900%, 08/25/37 (a)	353,028	352,194
Sudbury Mill CLO, Ltd.
1.423%, 3M LIBOR + 1.150%, 01/17/26 (144A) (a)	2,726,920	2,719,821
1.443%, 3M LIBOR + 1.170%, 01/17/26 (144A) (a)	2,317,882	2,311,850

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Symphony CLO, Ltd. 1.155%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	2,782,618	$2,762,525
Telos CLO, Ltd. 1.223%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	16,336,656	16,187,682
TICP CLO III-2, Ltd. 1.112%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	11,486,144	11,365,574
Tralee CLO, Ltd. 1.382%, 3M LIBOR + 1.110%, 10/20/28 (144A) (a)	6,200,000	6,171,833
U.S. Small Business Administration 6.220%, 12/01/28	1,146,604	1,280,882
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	191,258	191,254
Venture CLO, Ltd. 1.095%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	7,591,394	7,566,130
Venture XVI CLO Ltd
1.125%, 3M LIBOR + 0.850%, 01/15/28 (144A) (a)	10,070,819	9,968,540
1.155%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	14,874,428	14,744,783
Voya CLO, Ltd. 0.965%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	2,532,942	2,522,245
Wells Fargo Home Equity Asset-Backed Securities Trust 0.628%, 1M LIBOR + 0.480%, 12/25/35 (a)	16,999,879	16,916,641

		424,365,909

Asset-Backed - Student Loan—0.2%
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	3,533,206	3,648,667
Utah State Board of Regents 0.925%, 1M LIBOR + 0.750%, 01/25/57 (a)	5,288,886	5,274,764

		8,923,431

Total Asset-Backed Securities (Cost $530,501,781)		566,561,469

Mortgage-Backed Securities—9.4%

Collateralized Mortgage Obligations—6.2%
Adjustable Rate Mortgage Trust 3.106%, 11/25/35 (a)	202,477	173,072
American Home Mortgage Investment Trust 2.310%, 6M LIBOR + 2.000%, 02/25/45 (a)	316,085	316,308
Banc of America Alternative Loan Trust
16.614%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (a)	1,982,700	2,128,096
27.808%, -4 x 1M LIBOR+ 28.400%, 11/25/46 (a)	662,196	1,009,272
Banc of America Funding Trust
3.676%, 05/25/35 (a)	407,225	411,534
3.895%, 02/20/36 (a)	1,173,020	1,131,345
4.199%, 01/20/47 (a)	106,005	102,712
Banc of America Mortgage Trust 6.000%, 05/25/37	7,003,905	6,476,555
BCAP LLC Trust
0.358%, 1M LIBOR + 0.210%, 05/25/47 (a)	6,748,325	6,165,220
5.250%, 02/26/36 (144A) (a)	2,647,873	1,779,054
Bear Stearns Adjustable Rate Mortgage Trust
3.584%, 10/25/35 (a)	1,092,066	1,088,772
3.751%, 02/25/33 (a)	6,147	5,519

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust
3.191%, 11/25/36 (a)	1,770,026	1,152,935
3.251%, 09/25/35 (a)	546,213	427,242
3.413%, 11/25/36 (a)	2,280,516	1,732,465
3.502%, 05/25/35 (a)	634,172	628,281
3.857%, 05/25/36 (a)	1,535,248	1,039,488
Bear Stearns Structured Products, Inc. Trust
3.072%, 01/26/36 (a)	594,643	486,505
6.765%, 12/26/46 (a)	508,576	445,495
Chase Mortgage Finance Trust
3.132%, 09/25/36 (a)	1,573,322	1,389,084
3.650%, 03/25/37 (a)	871,150	843,704
3.672%, 12/25/35 (a)	1,161,318	1,124,060
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.398%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	18,554	18,353
CHL Mortgage Pass-Through Trust 0.348%, 1M LIBOR + 0.200%, 04/25/46 (a)	1,727,102	1,580,456
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,212,778	1,205,123
Citigroup Mortgage Loan Trust
0.798%, 1M LIBOR + 0.650%, 10/25/36 (a)	6,260,941	4,897,707
2.290%, 1Y H15 + 2.150%, 09/25/35 (a)	158,679	160,466
2.530%, 1Y H15 + 2.400%, 10/25/35 (a)	846,381	838,242
2.977%, 10/25/46 (a)	980,790	886,736
3.840%, 1Y H15 + 2.100%, 09/25/35 (a)	635,847	658,685
Countrywide Alternative Loan Trust
0.408%, 1M LIBOR + 0.260%, 06/25/46 (a)	6,138,549	5,413,358
4.852%, -1 x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	835,498	99,462
5.500%, 02/25/36	2,297,670	2,086,648
6.000%, 03/25/35	10,260,071	9,600,220
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	3,009,011	3,106,759
6.000%, 02/25/37	9,360,294	6,100,385
6.000%, 04/25/37	3,108,994	2,083,163
6.000%, 07/25/37	4,764,490	3,432,183
Countrywide Home Loan Mortgage Pass-Through Trust
0.788%, 1M LIBOR + 0.640%, 03/25/35 (a)	333,048	316,470
3.097%, 09/20/36 (a)	1,956,230	1,804,909
5.750%, 06/25/37	1,298,598	1,036,602
Countrywide Home Reperforming Loan REMIC Trust 0.488%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	1,111,918	1,034,232
Credit Suisse First Boston Mortgage Securities Corp.
0.798%, 03/25/32 (144A) (a)	41,448	38,044
6.000%, 11/25/35	1,419,364	1,199,573
Downey Savings & Loan Association Mortgage Loan Trust 3.353%, 07/19/44 (a)	292,612	277,615
First Horizon Mortgage Pass-Through Trust 3.094%, 08/25/35 (a)	107,591	90,336
GCAT LLC 2.981%, 09/25/25 (144A) (i) (l) (m)	11,412,500	11,415,398
GreenPoint Mortgage Funding Trust 0.588%, 1M LIBOR + 0.440%, 06/25/45 (a)	38,443	33,550
GSR Mortgage Loan Trust
3.502%, 04/25/36 (a)	1,255,275	1,031,352
3.681%, 09/25/35 (a)	13,914	14,120
3.783%, 01/25/36 (a)	2,535,630	2,520,581
6.000%, 03/25/32	89	95

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust 0.596%, 1M LIBOR + 0.440%, 05/19/35 (a)	508,251	$470,323
Hawksmoor Mortgages plc 1.112%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	44,748,143	57,839,006
Holmes Master Issuer plc 0.635%, 3M LIBOR + 0.360%, 10/15/54 (144A) (a)	2,605,715	2,605,183
IndyMac ARM Trust
1.997%, 01/25/32 (a)	7,006	6,771
2.823%, 01/25/32 (a)	414	386
IndyMac INDX Mortgage Loan Trust
0.268%, 1M LIBOR + 0.120%, 07/25/36 (a)	3,369,729	3,027,161
0.358%, 1M LIBOR + 0.210%, 05/25/46 (a)	4,629,550	4,313,567
JPMorgan Alternative Loan Trust 0.328%, 1M LIBOR + 0.180%, 05/25/36 (a)	1,348,784	1,233,544
JPMorgan Mortgage Trust
3.044%, 07/25/35 (a)	629,952	631,836
3.343%, 12/26/37 (144A) (a)	8,511,003	7,678,550
5.750%, 01/25/36	234,379	167,504
Lehman Mortgage Trust 0.748%, 1M LIBOR + 0.600%, 08/25/36 (a)	5,316,188	3,795,077
MASTR Alternative Loan Trust
0.548%, 1M LIBOR + 0.400%, 03/25/36 (a)	615,600	33,840
6.500%, 02/25/35	4,938,387	5,411,834
MASTR Asset Securitization Trust 6.000%, 06/25/36	294,858	262,198
Merrill Lynch Mortgage Investors Trust 0.528%, 1M LIBOR + 0.380%, 08/25/35 (a)	681,045	681,206
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	7,496,472	8,060,340
Morgan Stanley Re-REMIC Trust 2.829%, 03/26/37 (144A) (i)	2,067,369	1,837,255
MortgageIT Mortgage Loan Trust 0.378%, 1M LIBOR + 0.230%, 04/25/36 (a)	2,740,884	2,573,652
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (i)	823,301	567,146
OBX Trust 0.798%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	12,885,119	12,865,792
RBSSP Resecuritization Trust 0.652%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	6,375,904	6,118,496
Residential Asset Securitization Trust 6.000%, 06/25/36	3,182,375	2,092,757
Sequoia Mortgage Trust
0.506%, 1M LIBOR + 0.350%, 07/20/33 (a)	125,831	120,263
0.796%, 1M LIBOR + 0.640%, 04/19/27 (a)	336,872	325,650
Structured Adjustable Rate Mortgage Loan Trust
3.219%, 01/25/35 (a)	539,912	534,156
3.239%, 08/25/35 (a)	81,532	78,506
3.297%, 04/25/35 (a)	2,946,668	2,717,431
3.437%, 10/25/36 (a)	7,196,860	4,808,015
Structured Asset Mortgage Investments II Trust
0.406%, 1M LIBOR + 0.250%, 07/19/35 (a)	397,368	382,498
Towd Point Mortgage Funding 0.965%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	12,782,388	16,452,329

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Funding plc 1.101%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (a)	24,398,777	31,558,376
Towd Point Mortgage Trust 0.963%, 3M SONIA + 0.900%, 05/20/45 (GBP) (a)	28,447,808	36,609,524
WaMu Mortgage Pass-Through Certificates Trust
0.648%, 1M LIBOR + 0.500%, 02/25/45 (a)	6,371,716	6,212,182
2.419%, 12M MTA + 1.400%, 06/25/42 (a)	58,925	55,842
3.133%, 06/25/37 (a)	4,868,485	4,498,718
Wells Fargo Mortgage-Backed Securities Trust 2.878%, 09/25/33 (a)	133,297	131,626

		319,796,081

Commercial Mortgage-Backed Securities—3.2%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	13,380,585
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	12,735,536
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	8,191,182
AREIT Trust 2.772%, 1M LIBOR + 2.620%, 04/14/37 (144A) (a)	10,300,000	10,407,018
Bancorp Commercial Mortgage Trust (The) 1.052%, 1M LIBOR + 0.900%, 09/15/35 (144A) (a)	906,484	897,226
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	12,636,782
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	3,087,897
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	13,507,485
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	1,100,748
Exantas Capital Corp. 2.675%, 1M LIBOR + 2.500%, 04/17/37 (144A) (a)	8,300,000	8,303,690
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,742,084
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	2,500,000	2,690,259
3.722%, 10/10/49 (144A) (a)	13,346,000	11,158,413
JPMorgan Chase Commercial Mortgage Securities Trust
1.152%, 1M LIBOR + 1.000%, 06/15/32 (144A) (a)	13,042,055	12,453,388
1.602%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	12,447,000	12,031,491
Manhattan West 2.130%, 09/10/39 (144A)	12,300,000	12,752,313
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,659,266
Morgan Stanley Capital I Trust 2.509%, 04/05/42 (144A) (a)	7,500,000	7,855,135

		162,590,498

Total Mortgage-Backed Securities (Cost $477,754,357)		482,386,579

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—3.1%

Security Description	Principal Amount*	Value

Provincial—0.9%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	$7,311,488
4.000%, 06/02/21 (CAD)	31,100,000	23,946,218
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,653,085
4.250%, 12/01/21 (CAD)	15,200,000	11,946,649

		45,857,440

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	15,161,722

Sovereign—1.9%
Israel Government International Bond 2.750%, 07/03/30	14,500,000	16,001,475
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,191,990
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	12,730,595
Kuwait International Government Bond 2.750%, 03/20/22	12,000,000	12,318,312
Peruvian Government International Bonds
5.940%, 02/12/29 (PEN)	23,200,000	7,556,932
6.350%, 08/12/28 (PEN)	36,800,000	12,382,062
6.950%, 08/12/31 (PEN)	7,000,000	2,377,740
8.200%, 08/12/26 (PEN)	24,300,000	8,943,238
Qatar Government International Bonds
4.500%, 04/23/28	15,500,000	18,522,500
5.103%, 04/23/48	1,500,000	2,083,770

		98,108,614

Total Foreign Government (Cost $168,572,194)		159,127,776

Municipals—1.1%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	120,000	124,062
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,096,621
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	6,066,995
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	8,141,715
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	10,640,653
3.057%, 01/01/34	2,000,000	2,109,280
State Board of Administration Finance Corp. 1.258%, 07/01/25	12,800,000	12,996,480
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,337,703
Tobacco Settlement Finance Authority 7.467%, 06/01/47	5,095,000	5,453,892

Total Municipals (Cost $51,825,247)		53,967,401

Preferred Stock—0.9%
Security Description	Shares/ Principal Amount*	Value

Telecommunications—0.9%
AT&T Mobility II LLC, 7.000%, † (l) (m) (Cost $44,469,020)	1,644,083	44,475,303

Floating Rate Loans(n)—0.2%

Auto Manufacturers—0.1%
Toyota Motor Credit Corp. Term Loan, 1.114%, 3M LIBOR + 0.830%, 03/29/21 (l) (m)	5,400,000	5,392,310

Media—0.1%
CSC Holdings, LLC Term Loan B5, 2.652%, 1M LIBOR + 2.500%, 04/15/27	5,305,838	5,158,601

Total Floating Rate Loans (Cost $10,682,818)		10,550,911

Short-Term Investments—0.7%

Repurchase Agreements—0.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20, at 0.110%, due on 10/01/20 with a maturity value of $5,400,017; collateralized by U.S. Treasury Bond at 3.125%, maturing 08/15/44, with a market value of $5,457,780	5,400,000	5,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/20, at 0.110%, due on 10/02/20 with a maturity value of $13,900,085; collateralized by U.S. Treasury Bond at 4.625%, maturing 02/15/40, with a market value of $14,123,023.	13,900,000	13,900,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $7,126,115; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $7,268,739.	7,126,115	7,126,115
JPMorgan Securities, LLC Repurchase Agreement dated 09/30/20, at 0.110%, due on 10/01/20 with a maturity value of $11,900,036; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $11,954,380.	11,900,000	11,900,000

Total Short-Term Investments (Cost $38,326,115)		38,326,115

Total Investments—133.1% (Cost $6,547,937,024)		6,807,592,854
Other assets and liabilities (net)—(33.1)%		(1,691,445,598)

Net Assets—100.0%		$5,116,147,256

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $45,822,787, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $3,115,765.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2020, the market value of securities pledged was $31,818,039.
(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2020, the market value of securities pledged was $984,713.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2020, the value of securities pledged amounted to $556,203.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Perpetual bond with no specified maturity date.
(k)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2020, the market value of securities pledged amounted to $3,340,000.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 1.2% of net assets.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $1,326,600,360, which is 25.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	1,644,083	$44,469,020	$44,475,303
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,686,849	1,788,060	1,347,484

				$45,822,787

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	0.100%	06/22/20	06/22/22	USD	2,769,331	$2,769,331

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	$(53,000,000)	$(58,117,813)	$(58,074,336)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	64,195,878	CBNA	10/02/20	USD	47,984,326	$227,221
GBP	1,443,000	JPMC	11/17/20	USD	1,916,154	(53,754)
GBP	1,649,000	SG	11/17/20	USD	2,169,782	(41,510)
GBP	959,000	UBSA	11/17/20	USD	1,221,113	16,615
MXN	3,589,000	JPMC	10/21/20	USD	157,786	4,171
MXN	3,589,000	GSBU	03/10/21	USD	165,353	(5,965)
MYR	1,437,265	GSBU	12/16/20	USD	340,930	4,172
RUB	671,964	GSBU	10/16/20	USD	9,404	(770)

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contract—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	51,072,894	CBNA	10/02/20	USD	39,024,086	$667,991
CAD	13,122,984	CBNA	10/02/20	USD	9,980,717	125,266
CAD	64,195,878	CBNA	11/03/20	USD	47,989,757	(226,480)
EUR	16,890,000	BNP	11/17/20	USD	19,979,541	158,034
EUR	16,875,000	BNP	11/17/20	USD	19,977,887	173,984
EUR	903,000	BBP	11/17/20	USD	1,062,672	2,943
EUR	956,000	JPMC	11/17/20	USD	1,146,192	24,264
EUR	19,653,000	UBSA	11/17/20	USD	23,286,624	222,557
EUR	16,579,000	UBSA	11/17/20	USD	19,648,751	192,222
GBP	31,655,000	BBP	11/17/20	USD	41,581,767	726,425
GBP	110,930,000	JPMC	11/17/20	USD	145,357,281	2,186,118
GBP	4,640,000	UBSA	11/17/20	USD	5,952,169	(36,420)
JPY	355,800,000	JPMC	11/17/20	USD	3,351,895	(23,446)
KRW	167,742,730	BNP	12/16/20	USD	141,586	(1,853)
MXN	3,589,000	GSBU	10/21/20	USD	168,027	6,071
PEN	8,440,445	CBNA	12/21/20	USD	2,387,679	46,067
PEN	13,145,475	DBAG	03/15/21	USD	3,668,846	25,142
SEK	1,040,000	UBSA	11/17/20	USD	119,444	3,264

Net Unrealized Appreciation						$4,422,329

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30 Year Bond Futures	12/08/20	39	EUR	8,684,520	$397,440
U.S. Treasury Note 10 Year Futures	12/21/20	2,955	USD	412,314,844	1,178,194
U.S. Treasury Ultra Long Bond Futures	12/21/20	83	USD	18,410,438	(237,264)

Futures Contracts—Short
Euro-Bund Futures	12/08/20	(45)	EUR	(7,853,400)	(45,694)
U.S. Treasury Long Bond Futures	12/21/20	(398)	USD	(70,159,938)	596,443
U.S. Treasury Note 5 Year Futures	12/31/20	(1,145)	USD	(144,305,781)	(234,555)

Net Unrealized Appreciation					$1,654,564

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	$(176,400)	$—	$176,400

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	103.602	10/07/20	(15,200,000)	USD	(15,200,000)	$(35,625)	$(538)	$35,087
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA,	JPMC	USD	102.440	11/05/20	(15,200,000)	USD	(15,200,000)	(111,625)	(138,028)	(26,403)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA,	JPMC	USD	103.940	12/07/20	(14,900,000)	USD	(14,900,000)	(30,265)	(31,026)	(761)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 1.500%, TBA	JPMC	USD	99.940	11/05/20	(17,900,000)	USD	(17,900,000)	(123,063)	(83,946)	39,117
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000% TBA	JPMC	USD	101.600	10/07/20	(15,200,000)	USD	(15,200,000)	(54,625)	(337)	54,288
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000% TBA	JPMC	USD	101.840	10/07/20	(20,300,000)	USD	(20,300,000)	(67,402)	(717)	66,685

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000% TBA	JPMC	USD	102.290	10/07/20	(46,000,000)	USD	(46,000,000)	$(143,750)	$(3,915)	$139,835
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000% TBA	JPMC	USD	102.440	11/05/20	(15,200,000)	USD	(15,200,000)	(111,625)	(18,985)	92,640
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000% TBA	JPMC	USD	101.940	12/07/20	(14,900,000)	USD	(14,900,000)	(55,875)	(60,893)	(5,018)

Total								$(733,855)	$(338,385)	$395,470

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	$351,455	$20,322	$331,133
Pay	3M LIBOR	Semi-Annually	2.800%	Semi-Annually	08/22/23	USD	51,400,000	3,799,860	—	3,799,860
Pay	6M LIBOR	Semi-Annually	0.036%	Semi-Annually	03/10/38	JPY	765,000,000	(194,518)	—	(194,518)
Pay	6M LIBOR	Semi-Annually	0.040%	Semi-Annually	03/10/38	JPY	765,000,000	(189,378)	—	(189,378)
Pay	6M LIBOR	Semi-Annually	(0.062%)	Semi-Annually	09/18/26	JPY	4,400,000,000	(45,222)	(1,676)	(43,546)
Pay	6M LIBOR	Semi-Annually	(0.063%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(17,777)	—	(17,777)
Pay	6M LIBOR	Semi-Annually	(0.064%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(18,716)	—	(18,716)
Pay	6M LIBOR	Semi-Annually	(0.068%)	Semi-Annually	09/18/26	JPY	2,750,000,000	(37,551)	—	(37,551)
Pay	6M LIBOR	Semi-Annually	(0.087%)	Semi-Annually	09/20/26	JPY	825,000,000	(19,944)	—	(19,944)
Pay	6M LIBOR	Semi-Annually	(0.092%)	Semi-Annually	09/13/26	JPY	1,650,000,000	(43,442)	—	(43,442)
Pay	6M LIBOR	Semi-Annually	(0.095%)	Semi-Annually	09/13/26	JPY	3,300,000,000	(92,495)	—	(92,495)
Pay	6M LIBOR	Semi-Annually	(0.097%)	Semi-Annually	09/24/26	JPY	2,007,000,000	(60,533)	2,350	(62,883)
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	598,743	281,918	316,825
Pay	6M LIBOR	Semi-Annually	0.103%	Semi-Annually	08/28/39	JPY	540,000,000	(109,177)	—	(109,177)
Pay	6M LIBOR	Semi-Annually	0.122%	Semi-Annually	08/22/39	JPY	3,450,000,000	(577,597)	287,620	(865,217)
Pay	6M LIBOR	Semi-Annually	0.123%	Semi-Annually	08/22/39	JPY	2,370,000,000	(394,666)	59,061	(453,727)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	4,173,761	432,659	3,741,102
Pay	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	520,000,000	901,884	1,221,722	(319,838)
Receive	12M SONIA	Annually	0.500%	Annually	12/16/50	GBP	68,800,000	(4,900,697)	(7,249,646)	2,348,949
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	15,920,000,000	(2,881,059)	(948,309)	(1,932,750)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	26,010,000,000	(4,731,539)	(1,953,793)	(2,777,746)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,363,681)	(221,307)	(1,142,374)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(802,402)	251,206	(1,053,608)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(679,883)	(1,920)	(677,963)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(875,411)	(176,533)	(698,878)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(1,463,331)	97,936	(1,561,267)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	5,032,000,000	(4,654,395)	233,115	(4,887,510)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	4,539,800,000	(4,268,398)	215,427	(4,483,825)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(868,519)	2,677	(871,196)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(583,049)	(334)	(582,715)

Totals								$(20,047,677)	$(7,447,505)	$(12,600,172)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AT&T, Inc. 2.450%, due 06/30/20	1.000%	Quarterly	12/20/20	0.337%	USD	8,000,000	$11,928	$13,299	$(1,371)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.074%	USD	4,800,000	(11,194)	(143,743)	132,549
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	1.242%	USD	2,900,000	(25,323)	(3,295)	(22,028)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	4.751%	EUR	6,200,000	(897,708)	7,595	(905,303)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	4.915%	EUR	5,000,000	(837,328)	(17,975)	(819,353)

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (c)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.205%	EUR	12,900,000	$209,975	$56,665	$153,310
The Boeing Co. 8.750%, due 08/15/21	1.000%	Quarterly	12/20/20	2.679%	USD	8,200,000	(30,807)	12,177	(42,984)

Totals							$(1,580,457)	$(75,277)	$(1,505,180)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	2.781%	USD	14,280,000	$(891,688)	$(423,057)	$(468,631)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	GSI	1.063%	USD	11,900,000	(31,020)	62,055	(93,075)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	JPMC	1.063%	USD	300,000	(782)	1,200	(1,982)

Totals								$(923,490)	$(359,802)	$(563,688)

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(b)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(c)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(COFI)—	11th District Cost of Fund Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(GUKG)—	U.K. Government Bonds Generic Bid Yield
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,257,193,847	$—	$3,257,193,847
Total Corporate Bonds & Notes*	—	2,195,003,453	—	2,195,003,453
Total Asset-Backed Securities*	—	566,561,469	—	566,561,469
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	308,380,683	11,415,398	319,796,081
Commercial Mortgage-Backed Securities	—	162,590,498	—	162,590,498
Total Mortgage-Backed Securities	—	470,971,181	11,415,398	482,386,579
Total Foreign Government*	—	159,127,776	—	159,127,776
Total Municipals*	—	53,967,401	—	53,967,401
Total Preferred Stock*	—	—	44,475,303	44,475,303
Floating Rate Loans
Auto Manufacturers	—	—	5,392,310	5,392,310
Media	—	5,158,601	—	5,158,601
Total Floating Rate Loans	—	5,158,601	5,392,310	10,550,911
Total Short-Term Investments*	—	38,326,115	—	38,326,115
Total Investments	$—	$6,746,309,843	$61,283,011	$6,807,592,854

Total Reverse Repurchase Agreements (Liability)	$—	$(2,769,331)	$—	$(2,769,331)
TBA Forward Sales Commitments	$—	$(58,074,336)	$—	$(58,074,336)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,812,527	$—	$4,812,527
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(390,198)	—	(390,198)
Total Forward Contracts	$—	$4,422,329	$—	$4,422,329
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,172,077	$—	$—	$2,172,077
Futures Contracts (Unrealized Depreciation)	(517,513)	—	—	(517,513)
Total Futures Contracts	$1,654,564	$—	$—	$1,654,564
Written Options
Inflation Capped Options at Value	$—	$0	$—	$0
OTC Options on Securities at Value	—	(338,385)	—	(338,385)
Total Written Options	$—	$(338,385)	$—	$(338,385)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,823,728	$—	$10,823,728
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(24,929,080)	—	(24,929,080)
Total Centrally Cleared Swap Contracts	$—	$(14,105,352)	$—	$(14,105,352)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(923,490)	$—	$(923,490)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTI-318

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—41.0% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.8%
Altria Group, Inc. 4.800%, 02/14/29	3,500,000	$4,150,739
BAT Capital Corp.
4.390%, 08/15/37	3,506,000	3,785,298
5.282%, 04/02/50 (a)	3,438,000	4,032,390

		11,968,427

Airlines—0.2%
Southwest Airlines Co.
4.750%, 05/04/23	2,376,000	2,537,234
5.250%, 05/04/25	552,000	607,835

		3,145,069

Apparel—0.0%
VF Corp. 2.400%, 04/23/25 (a)	725,000	768,895

Auto Manufacturers—0.3%
General Motors Co. 6.125%, 10/01/25	3,125,000	3,629,444
General Motors Financial Co., Inc. 5.100%, 01/17/24	844,000	923,005

		4,552,449

Banks—8.9%
Banco Santander S.A.
2.706%, 06/27/24	4,600,000	4,871,082
3.306%, 06/27/29	1,000,000	1,087,041
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a) (b)	6,129,000	6,102,032
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b)	12,460,000	13,449,097
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	4,622,000	4,994,454
BBVA USA 3.500%, 06/11/21 (a)	2,000,000	2,036,237
BPCE S.A. 3.000%, 05/22/22 (144A)	3,000,000	3,103,399
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (b)	15,325,000	16,118,555
Comerica, Inc. 3.700%, 07/31/23	2,345,000	2,539,750
Credit Suisse AG 1.000%, 05/05/23 (a)	9,128,000	9,222,749
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/26	545,000	634,994
Fifth Third Bank N.A. 2.250%, 02/01/27	2,550,000	2,727,550
JPMorgan Chase & Co.
2.950%, 10/01/26	6,709,000	7,381,189
2.956%, SOFR + 2.515%, 05/13/31 (a) (b)	2,452,000	2,620,967
Lloyds Banking Group plc
1.326%, 1Y H15 + 1.100%, 06/15/23 (a) (b)	2,336,000	2,352,925
2.858%, 3M LIBOR + 1.249%, 03/17/23 (b)	407,000	418,376
4.050%, 08/16/23	840,000	911,151

Banks—(Continued)
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a) (b)	1,654,000	1,711,890
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	5,139,979
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b)	4,389,000	4,685,696
4.000%, 07/23/25	6,266,000	7,070,265
Natwest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b)	2,333,000	2,450,351
PNC Financial Services Group, Inc. (The) 2.600%, 07/23/26	2,335,000	2,548,995
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,868,189
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (a) (b)	1,420,000	1,461,464
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b)	10,078,000	10,115,793
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (b)	1,424,000	1,422,905
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (a) (b)	1,378,000	1,529,387
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.170%, 10/30/30 (b)	3,552,000	3,788,602
3.196%, 3M LIBOR + 1.170%, 06/17/27 (b)	9,609,000	10,430,102
4.100%, 06/03/26	2,500,000	2,814,728

		137,609,894

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.350%, 06/01/40	4,262,000	4,972,926
PepsiCo, Inc. 3.500%, 03/19/40	3,810,000	4,503,711

		9,476,637

Biotechnology—0.4%
Amgen, Inc.
2.450%, 02/21/30	2,100,000	2,224,365
3.375%, 02/21/50	3,286,000	3,549,038

		5,773,403

Building Materials—0.6%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	4,700,000	4,801,216
Carrier Global Corp. 2.700%, 02/15/31 (144A)	4,486,000	4,670,248

		9,471,464

Chemicals—0.4%
Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,880,000	3,061,115
Sherwin-Williams Co. (The)
2.300%, 05/15/30	485,000	506,128
3.450%, 06/01/27	1,305,000	1,468,814

BHFTI-319

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Westlake Chemical Corp. 3.375%, 06/15/30	1,131,000	$1,212,221

		6,248,278

Commercial Services—0.7%
Ashtead Capital, Inc. 4.000%, 05/01/28 (144A)	1,641,000	1,702,537
Equifax, Inc. 2.600%, 12/15/25	1,000,000	1,070,394
Moody’s Corp.
2.550%, 08/18/60	735,000	677,635
3.250%, 05/20/50	2,800,000	2,990,417
Quanta Services, Inc. 2.900%, 10/01/30	2,358,000	2,407,150
S&P Global, Inc. 2.500%, 12/01/29	1,098,000	1,195,036
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (a)	1,116,000	1,138,441

		11,181,610

Computers—0.1%
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	2,000,000	2,260,297

Diversified Financial Services—1.2%
Avolon Holdings Funding, Ltd. 2.875%, 02/15/25 (144A)	1,342,000	1,229,845
Capital One Financial Corp.
3.300%, 10/30/24	845,000	915,706
3.900%, 01/29/24	500,000	544,161
Discover Financial Services 4.500%, 01/30/26 (a)	2,627,000	2,996,568
GE Capital International Funding Co. 4.418%, 11/15/35	4,713,000	4,980,894
Intercontinental Exchange, Inc. 2.100%, 06/15/30	2,180,000	2,253,012
Mastercard, Inc. 3.850%, 03/26/50 (a)	4,750,000	5,975,735

		18,895,921

Electric—1.4%
AES Corp. (The) 3.300%, 07/15/25 (144A)	2,086,000	2,222,341
Berkshire Hathaway Energy Co.
3.700%, 07/15/30 (144A)	2,000,000	2,348,351
3.800%, 07/15/48	2,636,000	3,057,467
6.500%, 09/15/37 (a)	345,000	496,281
Centerpoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	3,102,081
Eversource Energy 1.650%, 08/15/30	617,000	614,430
Exelon Corp. 4.700%, 04/15/50	2,811,000	3,573,175
Pacific Gas and Electric Co. 3.300%, 08/01/40	3,059,000	2,793,895

Electric—(Continued)
Sempra Energy 3.800%, 02/01/38	2,859,000	3,190,614
Southern California Edison Co.
4.200%, 03/01/29	500,000	575,686
5.500%, 03/15/40 (a)	335,000	417,846

		22,392,167

Electronics—0.5%
Agilent Technologies, Inc. 2.750%, 09/15/29	699,000	753,917
Amphenol Corp. 2.800%, 02/15/30	5,764,000	6,305,573

		7,059,490

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31	1,828,000	1,801,353

Food—1.2%
Campbell Soup Co. 2.375%, 04/24/30	5,000,000	5,195,712
General Mills, Inc. 2.875%, 04/15/30	2,400,000	2,631,620
Mondelez International, Inc. 2.750%, 04/13/30	4,181,000	4,550,059
Tyson Foods, Inc.
4.000%, 03/01/26	4,281,000	4,902,817
5.100%, 09/28/48	1,500,000	2,063,378

		19,343,586

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31	3,751,000	3,682,205

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b)	2,255,000	2,343,677

Healthcare-Products—1.4%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	4,427,000	4,685,005
2.750%, 09/23/26 (144A)	1,488,000	1,616,446
Baxter International, Inc. 3.950%, 04/01/30 (144A)	4,075,000	4,878,723
DH Europe Finance II Sarl 3.400%, 11/15/49	3,427,000	3,887,414
Stryker Corp. 1.150%, 06/15/25	6,116,000	6,191,475

		21,259,063

Healthcare-Services—0.3%
UnitedHealth Group, Inc. 2.875%, 08/15/29 (a)	2,245,000	2,498,243

BHFTI-320

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	2,657,000	$2,645,096

		5,143,339

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46	1,605,000	1,893,295

Insurance—0.9%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	2,200,000	2,473,658
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,464,131
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a) (b)	4,400,000	4,400,000
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (a) (b)	1,870,000	1,970,380
Prudential plc 3.125%, 04/14/30	2,779,000	3,092,182

		13,400,351

Internet—0.6%
Alphabet, Inc. 2.050%, 08/15/50	4,001,000	3,718,118
Amazon.com, Inc. 2.500%, 06/03/50	3,760,000	3,816,530
Expedia Group, Inc.
4.625%, 08/01/27 (144A)	548,000	575,527
6.250%, 05/01/25 (144A)	906,000	998,376

		9,108,551

Iron/Steel—0.1%
Nucor Corp. 2.700%, 06/01/30	886,000	950,652
Steel Dynamics, Inc. 2.400%, 06/15/25	315,000	328,594

		1,279,246

Leisure Time—0.1%
Carnival Corp. 11.500%, 04/01/23 (144A)	1,002,000	1,123,222

Lodging—0.3%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,553,169

Machinery-Construction & Mining—0.2%
Caterpillar, Inc. 3.250%, 04/09/50	2,626,000	2,942,169

Machinery-Diversified—0.3%
Otis Worldwide Corp. 2.565%, 02/15/30	2,268,000	2,435,855

Machinery-Diversified—(Continued)
Xylem, Inc. 2.250%, 01/30/31	1,835,000	1,944,123

		4,379,978

Media—1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.700%, 04/01/51 (a)	7,317,000	7,231,589
Comcast Corp.
3.400%, 04/01/30	7,000,000	8,074,582
4.600%, 10/15/38	1,250,000	1,591,458
Discovery Communications LLC
3.625%, 05/15/30	4,658,000	5,177,105
4.125%, 05/15/29 (a)	2,621,000	3,011,200
ViacomCBS, Inc. 4.750%, 05/15/25 (a)	3,137,000	3,598,984

		28,684,918

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	3,265,916

Miscellaneous Manufacturing—0.3%
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	4,087,696

Oil & Gas—1.8%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (b)	982,000	1,023,735
Canadian Natural Resources, Ltd.
2.950%, 07/15/30 (a)	2,106,000	2,118,727
4.950%, 06/01/47 (a)	2,159,000	2,397,547
Concho Resources, Inc.
2.400%, 02/15/31	945,000	902,997
3.750%, 10/01/27	1,266,000	1,364,781
Continental Resources, Inc. 4.375%, 01/15/28 (a)	1,596,000	1,379,806
Devon Energy Corp. 5.850%, 12/15/25	1,595,000	1,787,144
EOG Resources, Inc. 4.375%, 04/15/30 (a)	1,145,000	1,348,289
EQT Corp. 7.875%, 02/01/25 (a)	4,160,000	4,611,152
Hess Corp.
3.500%, 07/15/24	552,000	564,608
5.800%, 04/01/47	1,500,000	1,641,454
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,754,139
Noble Energy, Inc. 3.250%, 10/15/29 (a)	2,336,000	2,581,337
Occidental Petroleum Corp. 3.200%, 08/15/26	2,493,000	1,977,260
Valero Energy Corp. 4.000%, 04/01/29	1,705,000	1,871,130

		28,324,106

BHFTI-321

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.1%
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	$2,010,658

Pharmaceuticals—2.0%
AbbVie, Inc.
3.200%, 11/21/29 (144A)	2,742,000	3,014,928
4.250%, 11/21/49 (144A)	5,700,000	6,732,562
Becton Dickinson & Co. 2.823%, 05/20/30 (a)	6,015,000	6,482,229
Bristol-Myers Squibb Co.
3.200%, 06/15/26	4,488,000	5,058,860
3.400%, 07/26/29	1,500,000	1,742,810
Cigna Corp. 3.400%, 03/01/27	1,500,000	1,681,165
CVS Health Corp.
2.700%, 08/21/40	5,167,000	4,942,218
4.250%, 04/01/50	681,000	798,642

		30,453,414

Pipelines—1.4%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (144A)	8,126,000	8,440,909
Energy Transfer Operating L.P.
4.050%, 03/15/25	2,257,000	2,371,575
5.250%, 04/15/29	750,000	806,478
Kinder Morgan, Inc. 2.000%, 02/15/31	4,052,000	3,891,529
MPLX L.P. 4.500%, 04/15/38	2,817,000	2,879,526
ONEOK, Inc. 4.350%, 03/15/29	903,000	942,196
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29 (a)	1,391,000	1,344,916
3.800%, 09/15/30 (a)	1,084,000	1,050,211

		21,727,340

Real Estate Investment Trusts—5.4%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	2,419,000	2,360,490
4.500%, 07/30/29	540,000	649,989
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23 (a)	444,000	466,937
American Tower Corp.
2.100%, 06/15/30	6,606,000	6,670,041
3.800%, 08/15/29 (a)	1,413,000	1,617,417
AvalonBay Communities, Inc. 2.300%, 03/01/30	1,000,000	1,063,242
Boston Properties L.P.
3.250%, 01/30/31 (a)	4,160,000	4,480,383
3.400%, 06/21/29	1,000,000	1,087,302
4.500%, 12/01/28	2,671,000	3,146,381
Camden Property Trust
2.800%, 05/15/30	5,016,000	5,451,611
4.100%, 10/15/28	465,000	546,975

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp.
2.250%, 01/15/31	7,852,000	7,909,855
3.700%, 06/15/26	1,312,000	1,462,962
Digital Realty Trust L.P. 3.700%, 08/15/27	8,546,000	9,613,959
Duke Realty L.P.
1.750%, 07/01/30	4,484,000	4,460,159
3.375%, 12/15/27	1,449,000	1,630,238
Equinix, Inc. 2.150%, 07/15/30	7,581,000	7,674,480
Essex Portfolio L.P. 2.650%, 03/15/32	4,238,000	4,471,772
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,597,887
Kimco Realty Corp.
2.700%, 10/01/30 (a)	2,122,000	2,153,669
4.250%, 04/01/45	1,287,000	1,363,304
Mid-America Apartments L.P.
2.750%, 03/15/30 (a)	2,000,000	2,154,762
4.200%, 06/15/28	360,000	418,055
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	1,863,000	1,823,782
Prologis L.P. 2.125%, 10/15/50	1,753,000	1,574,142
Vornado Realty L.P. 3.500%, 01/15/25 (a)	3,000,000	3,121,153
Welltower, Inc. 3.100%, 01/15/30 (a)	4,769,000	5,055,330

		84,026,277

Retail—0.8%
Home Depot, Inc. (The)
3.350%, 04/15/50	3,619,000	4,170,553
5.950%, 04/01/41	990,000	1,494,441
McDonald’s Corp. 3.600%, 07/01/30 (a)	3,145,000	3,649,995
Starbucks Corp. 3.500%, 11/15/50 (a)	2,369,000	2,500,962

		11,815,951

Semiconductors—1.8%
Intel Corp. 2.450%, 11/15/29 (a)	5,677,000	6,174,568
NVIDIA Corp. 2.850%, 04/01/30	4,966,000	5,597,019
NXP B.V. / NXP Funding LLC
3.400%, 05/01/30 (144A) (a)	3,444,000	3,767,463
3.875%, 06/18/26 (144A)	3,500,000	3,921,125
QUALCOMM, Inc. 3.250%, 05/20/50	7,540,000	8,361,616
Texas Instruments, Inc. 1.750%, 05/04/30	606,000	624,633

		28,446,424

BHFTI-322

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.9%
Activision Blizzard, Inc. 1.350%, 09/15/30	715,000	$696,645
Fidelity National Information Services, Inc. 3.750%, 05/21/29	3,855,000	4,533,953
Fiserv, Inc. 3.200%, 07/01/26	7,391,000	8,209,772

		13,440,370

Telecommunications—2.3%
AT&T, Inc.
3.500%, 06/01/41	9,773,000	10,278,258
4.850%, 03/01/39	3,000,000	3,613,873
T-Mobile USA, Inc. 3.875%, 04/15/30 (144A)	9,157,000	10,411,784
Telefonica Emisiones S.A.U.
5.213%, 03/08/47	1,513,000	1,794,320
Verizon Communications, Inc. 4.272%, 01/15/36	8,022,000	9,880,342

		35,978,577

Transportation—0.1%
Kansas City Southern 4.200%, 11/15/69	1,591,000	1,692,501

Total Corporate Bonds & Notes (Cost $619,002,426)		637,011,353

Common Stocks—31.3%

Aerospace & Defense—0.2%
Airbus SE (c)	4,048	293,823
BAE Systems plc	30,712	189,969
Boeing Co. (The)	3,405	562,710
General Dynamics Corp.	2,783	385,251
L3Harris Technologies, Inc.	1,686	286,350
Lockheed Martin Corp.	1,481	567,638
Meggitt plc	1,719	5,701
Northrop Grumman Corp.	1,023	322,746
Raytheon Technologies Corp.	10,452	601,408
Safran S.A. (c)	2,293	225,640
TransDigm Group, Inc.	503	238,985
Ultra Electronics Holdings plc	3,814	102,748

		3,782,969

Air Freight & Logistics—0.2%
DSV Panalpina A/S	3,602	587,808
Expeditors International of Washington, Inc.	2,941	266,219
FedEx Corp.	3,996	1,005,074
Freightways, Ltd.	9,596	49,293
PostNL NV	13,857	42,151
United Parcel Service, Inc. - Class B	4,025	670,686

		2,621,231

Auto Components—0.2%
Aisin Seiki Co., Ltd.	4,500	143,879
BorgWarner, Inc.	5,284	204,702
Cie Generale des Etablissements Michelin	3,453	369,487
Cooper Tire & Rubber Co.	1,789	56,711
Dana, Inc.	5,530	68,130
Denso Corp.	3,500	153,309
Faurecia SE (c)	1,484	64,085
FCC Co., Ltd.	9,100	167,597
Gentex Corp.	16,011	412,283
JTEKT Corp.	50,300	394,204
Lear Corp.	2,047	223,225
Magna International, Inc.	6,466	295,876
NGK Spark Plug Co., Ltd.	5,800	101,185
Sumitomo Electric Industries, Ltd.	21,800	244,963
Toyoda Gosei Co., Ltd.	2,100	48,132

		2,947,768

Automobiles—0.5%
Bayerische Motoren Werke AG	2,293	166,495
Daimler AG	15,685	845,742
Ford Motor Co.	34,400	229,104
General Motors Co.	10,685	316,169
Harley-Davidson, Inc.	4,921	120,761
Honda Motor Co., Ltd.	39,200	924,886
Isuzu Motors, Ltd.	10,300	90,235
Kia Motors Corp.	3,752	152,907
Peugeot S.A. (c)	9,853	177,653
Subaru Corp.	5,800	112,593
Suzuki Motor Corp.	3,800	162,760
Tesla, Inc. (c)	6,770	2,904,398
Toyota Motor Corp.	17,500	1,157,442
Winnebago Industries, Inc. (a)	1,396	72,131
Yamaha Motor Co., Ltd.	7,300	106,146

		7,539,422

Banks—1.5%
Australia & New Zealand Banking Group, Ltd.	30,061	372,164
Banco Bilbao Vizcaya Argentaria S.A.	20,347	56,234
Banco Santander S.A. (c)	251,841	469,170
Bank of America Corp.	68,726	1,655,609
Bank of East Asia, Ltd. (The)	23,400	43,140
Bank of Montreal	7,709	450,654
Bank of Nova Scotia (The)	10,185	423,142
Bank OZK	3,217	68,586
Barclays plc (c)	382,739	481,624
BNP Paribas S.A. (c)	12,099	438,299
BOC Hong Kong Holdings, Ltd.	32,000	84,888
China Construction Bank Corp. - Class H	60,000	39,073
Citigroup, Inc.	27,918	1,203,545
Citizens Financial Group, Inc.	13,475	340,648
Commonwealth Bank of Australia	14,103	644,570
Danske Bank A/S (c)	5,258	71,222
DBS Group Holdings, Ltd.	15,800	232,392
Erste Group Bank AG (c)	15,580	325,829

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First BanCorp. (Puerto Rico)	9,151	$47,768
Hang Seng Bank, Ltd.	9,900	146,955
HDFC Bank, Ltd. (ADR) (a) (c)	3,176	158,673
HSBC Holdings plc	286,517	1,113,096
HSBC Holdings plc (Hong Kong Traded Shares)	58,800	227,584
ING Groep NV (a) (c)	57,242	405,322
Intesa Sanpaolo S.p.A. (c)	281,547	528,669
Japan Post Bank Co., Ltd.	19,000	148,397
JPMorgan Chase & Co.	29,091	2,800,591
KeyCorp	9,014	107,537
Lloyds Banking Group plc (c)	1,089,411	369,696
Mebuki Financial Group, Inc.	234,100	531,147
Mitsubishi UFJ Financial Group, Inc.	201,400	799,240
Mizuho Financial Group, Inc.	44,090	550,752
National Australia Bank, Ltd.	31,753	405,146
Natwest Group plc (c)	112,574	153,710
Nordea Bank Abp (c)	25,192	191,897
Oversea-Chinese Banking Corp., Ltd.	74,600	463,470
PNC Financial Services Group, Inc. (The)	2,323	255,321
Powszechna Kasa Oszczednosci Bank Polski S.A. (c)	6,717	36,789
Public Bank Bhd	39,500	149,304
Raiffeisen Bank International AG (c)	4,975	76,054
Royal Bank of Canada	9,392	659,426
Societe Generale S.A. (c)	12,351	163,436
Standard Chartered plc (c)	79,425	364,130
Sumitomo Mitsui Financial Group, Inc.	12,400	345,044
Toronto-Dominion Bank (The)	14,404	666,897
Truist Financial Corp.	20,646	785,580
U.S. Bancorp	18,139	650,283
UniCredit S.p.A. (c)	26,853	221,448
United Overseas Bank, Ltd.	16,400	230,226
Wells Fargo & Co.	53,439	1,256,351
Westpac Banking Corp.	31,426	379,188

		22,789,916

Beverages—0.6%
Anheuser-Busch InBev S.A.	6,322	341,246
Boston Beer Co., Inc. (The) - Class A (c)	395	348,927
Coca-Cola Co. (The)	61,466	3,034,576
Diageo plc	35,560	1,218,222
Monster Beverage Corp. (c)	14,146	1,134,509
PepsiCo, Inc.	20,696	2,868,466

		8,945,946

Biotechnology—0.7%
AbbVie, Inc.	30,501	2,671,583
Alexion Pharmaceuticals, Inc. (c)	4,636	530,498
Alnylam Pharmaceuticals, Inc. (c)	1,364	198,598
Amgen, Inc.	10,638	2,703,754
Arcturus Therapeutics Holdings, Inc. (c)	1,809	77,606
Biogen, Inc. (c)	2,877	816,147
Catalyst Pharmaceuticals, Inc. (a) (c)	12,541	37,247
CSL, Ltd.	3,206	660,570
Emergent BioSolutions, Inc. (c)	1,677	173,285
Exact Sciences Corp. (a) (c)	900	91,755
Galapagos NV (c)	400	56,840

Biotechnology—(Continued)
Gilead Sciences, Inc.	14,978	946,460
Halozyme Therapeutics, Inc. (c)	4,326	113,687
Incyte Corp. (c)	2,047	183,698
Novavax, Inc. (a) (c)	3,268	354,088
Regeneron Pharmaceuticals, Inc. (c)	1,317	737,230
Sarepta Therapeutics, Inc. (a) (c)	452	63,474
United Therapeutics Corp. (c)	1,908	192,708
Vertex Pharmaceuticals, Inc. (c)	1,882	512,130

		11,121,358

Building Products—0.2%
AGC, Inc.	4,900	143,505
Assa Abloy AB - Class B	15,595	364,004
Builders FirstSource, Inc. (c)	4,833	157,652
China Lesso Group Holdings, Ltd.	35,000	62,864
Cie de Saint-Gobain (c)	15,955	669,884
Geberit AG	947	561,126
Kingspan Group plc (c)	1,622	147,526
Masonite International Corp. (c)	579	56,974
Owens Corning	1,975	135,900
Patrick Industries, Inc. (a)	970	55,794
Simpson Manufacturing Co., Inc.	1,127	109,499
Trane Technologies plc	6,350	769,937
UFP Industries, Inc.	1,262	71,316

		3,305,981

Capital Markets—0.9%
Affiliated Managers Group, Inc. (a)	2,866	195,977
Ameriprise Financial, Inc.	3,224	496,851
Amundi S.A. (c)	915	64,507
Artisan Partners Asset Management, Inc. - Class A	2,186	85,232
Ashmore Group plc	17,590	80,846
ASX, Ltd.	2,054	120,308
Bank of New York Mellon Corp. (The)	16,363	561,905
BlackRock, Inc.	847	477,327
Blackstone Group, Inc. (The) - Class A	5,094	265,907
Bolsa Mexicana de Valores S.A.B. de C.V.	12,647	28,530
Brookfield Asset Management, Inc. - Class A	11,652	385,556
Charles Schwab Corp. (The)	7,877	285,384
CI Financial Corp.	10,349	131,272
CME Group, Inc.	2,280	381,467
Credit Suisse Group AG	59,368	594,200
Daiwa Securities Group, Inc.	51,300	215,317
Deutsche Bank AG (c)	28,940	244,002
Eaton Vance Corp.	6,277	239,468
EQT AB	21,690	419,782
Euronext NV	1,662	207,748
Evercore, Inc. - Class A	923	60,420
FactSet Research Systems, Inc. (a)	1,427	477,874
Federated Hermes, Inc.	8,376	180,168
Goldman Sachs Group, Inc. (The)	4,289	861,960
Hargreaves Lansdown plc	9,075	181,914
Hong Kong Exchanges and Clearing, Ltd.	11,400	535,850
Houlihan Lokey, Inc.	3,982	235,137
IG Group Holdings plc	15,497	158,039
Intercontinental Exchange, Inc.	4,386	438,819

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Invesco, Ltd.	6,635	$75,705
Jupiter Fund Management plc	20,453	59,202
London Stock Exchange Group plc	2,570	294,010
Macquarie Group, Ltd.	4,622	397,018
Moody’s Corp.	2,915	844,913
Morgan Stanley	13,686	661,718
Nomura Holdings, Inc.	73,800	336,656
Rathbone Brothers plc	2,180	43,166
S&P Global, Inc.	1,885	679,731
SBI Holdings, Inc.	3,700	95,740
SEI Investments Co. (a)	8,074	409,513
Singapore Exchange, Ltd.	11,000	74,023
State Street Corp.	3,585	212,698
T. Rowe Price Group, Inc.	7,669	983,319
UBS Group AG	72,513	810,169

		14,589,348

Chemicals—0.6%
Air Liquide S.A.	8,641	1,371,182
Air Products & Chemicals, Inc.	1,686	502,192
Air Water, Inc.	6,700	90,637
BASF SE	10,222	622,461
Chr Hansen Holding A/S	2,290	254,511
Corteva, Inc.	6,810	196,196
Denka Co., Ltd.	2,200	66,958
Dow, Inc.	7,385	347,464
DuPont de Nemours, Inc.	5,913	328,053
Eastman Chemical Co.	3,144	245,609
Ecolab, Inc.	2,013	402,278
Givaudan S.A.	162	698,224
International Flavors & Fragrances, Inc. (a)	1,033	126,491
Koninklijke DSM NV	1,456	239,943
Kuraray Co., Ltd.	4,900	47,588
Linde plc	3,624	862,983
LyondellBasell Industries NV - Class A	3,456	243,614
Mitsubishi Gas Chemical Co., Inc.	5,500	102,039
Mosaic Co. (The)	4,168	76,149
RPM International, Inc.	6,204	513,939
Sherwin-Williams Co. (The)	679	473,087
Shikoku Chemicals Corp.	2,000	22,178
Shin-Etsu Chemical Co., Ltd.	5,800	757,027
Sika AG	1,842	452,524
Tokuyama Corp.	2,200	52,997
Toray Industries, Inc.	28,200	128,955
Tosoh Corp.	6,000	97,555
Victrex plc	2,081	49,063
Wacker Chemie AG	400	38,879

		9,410,776

Commercial Services & Supplies—0.2%
A-Living Services Co., Ltd. - Class H	8,250	42,009
ADT, Inc.	7,379	60,286
Babcock International Group plc	17,659	56,763
Brambles, Ltd.	19,796	149,026
Cintas Corp. (a)	1,427	474,948
Copart, Inc. (c)	2,537	266,791

Commercial Services & Supplies—(Continued)
Country Garden Services Holdings Co., Ltd.	30,000	194,124
Dai Nippon Printing Co., Ltd.	7,600	153,940
Deluxe Corp. (a)	4,038	103,898
Herman Miller, Inc.	2,746	82,819
PayPoint plc	4,507	29,266
Republic Services, Inc.	6,370	594,639
Rollins, Inc.	2,234	121,060
Secom Co., Ltd.	2,000	182,748
Societe BIC S.A.	1,246	65,241
Toppan Printing Co., Ltd.	11,200	157,750
Waste Management, Inc.	10,405	1,177,534

		3,912,842

Communications Equipment—0.2%
Arista Networks, Inc. (c)	534	110,501
Cisco Systems, Inc.	61,763	2,432,845
Nokia Oyj (c)	103,808	406,885
Telefonaktiebolaget LM Ericsson - B Shares	62,137	679,383

		3,629,614

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	8,127	184,135
API Group Corp. (c)	3,585	51,014
China Conch Venture Holdings, Ltd.	26,000	120,522
Fluor Corp.	5,506	48,508
HOCHTIEF AG	1,014	78,937
JGC Holdings Corp.	5,100	52,973
Kajima Corp.	15,200	182,055
MasTec, Inc. (a) (c)	1,283	54,143
Obayashi Corp.	16,100	145,915
Shimizu Corp.	21,200	158,983
Taisei Corp.	5,300	178,587
Vinci S.A.	6,973	581,624

		1,837,396

Construction Materials—0.0%
CRH plc	12,144	438,534
James Hardie Industries plc	9,493	226,110

		664,644

Consumer Finance—0.1%
American Express Co.	4,969	498,142
Capital One Financial Corp.	9,566	687,413
Discover Financial Services	3,904	225,573
Encore Capital Group, Inc. (c)	1,328	51,248
PRA Group, Inc. (c)	1,453	58,047
Synchrony Financial	4,144	108,449

		1,628,872

Containers & Packaging—0.1%
International Paper Co.	11,470	464,994
Silgan Holdings, Inc.	2,360	86,777
Smurfit Kappa Group plc	6,514	255,605
Toyo Seikan Group Holdings, Ltd.	5,500	54,741

		862,117

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.0%
Pool Corp.	344	$115,082

Diversified Consumer Services—0.0%
Fu Shou Yuan International Group, Ltd.	48,000	46,892
H&R Block, Inc.	8,832	143,874

		190,766

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (c)	9,614	2,047,205
Cerved Group S.p.A. (c)	12,036	85,974
Equitable Holdings, Inc. (a)	10,915	199,090
EXOR NV	1,240	67,477
Jefferies Financial Group, Inc.	4,616	83,088
ORIX Corp.	24,800	308,745
Zenkoku Hosho Co., Ltd.	6,200	244,114

		3,035,693

Diversified Telecommunication Services—0.6%
AT&T, Inc.	64,993	1,852,951
BCE, Inc.	5,686	235,801
Bezeq The Israeli Telecommunication Corp., Ltd. (c)	58,931	68,538
Deutsche Telekom AG	47,684	798,813
Elisa Oyj	2,471	145,646
Liberty Global plc - Class A (c)	10,222	214,764
Nippon Telegraph & Telephone Corp.	21,200	433,732
PCCW, Ltd.	887,000	530,123
Spark New Zealand, Ltd.	113,354	353,516
Telecom Italia S.p.A.	399,260	159,763
Telekomunikasi Indonesia Persero Tbk PT	1,427,600	246,287
Telenor ASA	38,371	642,907
Verizon Communications, Inc.	60,431	3,595,040

		9,277,881

Electric Utilities—0.4%
Acciona S.A.	492	53,464
Chubu Electric Power Co., Inc.	5,100	62,033
CLP Holdings, Ltd.	9,000	83,891
Duke Energy Corp. (a)	3,664	324,484
Edison International	3,227	164,061
Enel S.p.A.	142,766	1,239,659
Evergy, Inc.	9,253	470,237
Eversource Energy	5,131	428,695
Exelon Corp.	9,892	353,738
Iberdrola S.A.	51,342	631,909
NextEra Energy, Inc.	4,829	1,340,337
Orsted A/S	2,860	394,494
Red Electrica Corp. S.A.	26,432	495,956
Southern Co. (The)	9,275	502,890
Verbund AG	1,852	101,112

		6,646,960

Electrical Equipment—0.4%
ABB, Ltd.	23,889	605,467
Acuity Brands, Inc.	1,023	104,704
Eaton Corp. plc	4,966	506,681

Electrical Equipment—(Continued)
Emerson Electric Co. (a)	7,181	470,858
EnerSys	943	63,294
Fuji Electric Co., Ltd.	3,000	94,786
Generac Holdings, Inc. (c)	2,282	441,887
Hubbell, Inc. (a)	2,623	358,931
Legrand S.A.	6,593	526,343
Nidec Corp.	4,000	372,004
nVent Electric plc	1,676	29,648
Prysmian S.p.A.	10,005	290,918
Schneider Electric SE	6,278	779,194
Siemens Energy AG (c)	2,799	75,465
Signify NV (c)	4,329	160,204
Vestas Wind Systems A/S	3,280	530,725
Voltronic Power Technology Corp.	3,150	107,509

		5,518,618

Electronic Equipment, Instruments & Components—0.3%
AU Optronics Corp. (c)	217,000	84,533
CDW Corp.	2,382	284,721
Cognex Corp.	1,762	114,706
Corning, Inc. (a)	13,224	428,590
Delta Electronics, Inc.	11,000	72,132
FLIR Systems, Inc.	5,048	180,971
Hitachi, Ltd.	20,600	696,068
Innolux Corp. (c)	193,000	62,953
Keyence Corp.	2,000	932,085
Keysight Technologies, Inc. (c)	7,031	694,522
Murata Manufacturing Co., Ltd.	6,000	387,131
Nippon Electric Glass Co., Ltd.	2,900	54,144
Yokogawa Electric Corp.	18,200	289,138

		4,281,694

Energy Equipment & Services—0.0%
Schlumberger, Ltd.	11,348	176,575
Subsea 7 S.A. (c)	7,352	52,731
Tenaris S.A.	8,096	40,356

		269,662

Entertainment—0.4%
Activision Blizzard, Inc.	11,969	968,891
Electronic Arts, Inc. (c)	2,345	305,812
International Games System Co., Ltd.	2,000	53,444
Koei Tecmo Holdings Co., Ltd.	2,000	96,497
Liberty Media Corp.-Liberty Formula One - Class C (c)	7,238	262,522
Madison Square Garden Entertainment Corp. (c)	721	49,381
Netflix, Inc. (c)	3,506	1,753,105
Nexon Co., Ltd.	15,400	382,456
Nintendo Co., Ltd.	900	511,632
Take-Two Interactive Software, Inc. (c)	1,318	217,760
Walt Disney Co. (The)	13,275	1,647,162
Zynga, Inc. - Class A (c)	28,566	260,522

		6,509,184

Equity Real Estate Investment Trusts—0.5%
American Tower Corp.	2,706	654,121
Apple Hospitality REIT, Inc.	7,493	72,008

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
BWP Trust	17,037	$49,390
Crown Castle International Corp.	2,783	463,370
Digital Realty Trust, Inc. (a)	1,953	286,622
EPR Properties	1,225	33,688
Equinix, Inc.	586	445,436
Equity LifeStyle Properties, Inc.	9,287	569,293
GPT Group (The)	28,438	79,696
Japan Retail Fund Investment Corp.	57	88,267
Kimco Realty Corp.	8,816	99,268
Klepierre S.A.	4,289	60,171
Link REIT	31,200	255,041
Omega Healthcare Investors, Inc.	6,930	207,484
Orix JREIT, Inc.	310	478,232
Prologis, Inc.	5,645	568,000
Public Storage	1,589	353,902
Regency Centers Corp.	3,913	148,772
Sabra Health Care REIT, Inc. (a)	7,040	97,046
SBA Communications Corp.	992	315,932
Simon Property Group, Inc. (a)	6,981	451,531
SmartCentres Real Estate Investment Trust	27,448	412,271
Ventas, Inc.	4,609	193,394
Vicinity Centres	71,706	70,856
Welltower, Inc.	5,492	302,554
Weyerhaeuser Co.	12,672	361,406
Xenia Hotels & Resorts, Inc.	5,231	45,928

		7,163,679

Food & Staples Retailing—0.2%
BJ’s Wholesale Club Holdings, Inc. (c)	2,781	115,551
Costco Wholesale Corp.	3,076	1,091,980
Koninklijke Ahold Delhaize NV	12,732	376,811
Kroger Co. (The)	5,666	192,134
Seven & i Holdings Co., Ltd.	8,800	272,035
Sysco Corp.	4,234	263,439
Walgreens Boots Alliance, Inc. (a)	5,422	194,758
Walmart, Inc.	6,876	962,021
Woolworths Group, Ltd.	8,626	225,516

		3,694,245

Food Products—0.6%
Conagra Brands, Inc.	3,788	135,269
Danone S.A.	17,400	1,125,451
Darling Ingredients, Inc. (c)	1,214	43,740
General Mills, Inc.	16,352	1,008,591
Hershey Co. (The)	4,135	592,711
Indofood CBP Sukses Makmur Tbk PT	114,200	77,383
J.M. Smucker Co. (The) (a)	3,501	404,436
Kraft Heinz Co. (The)	4,492	134,535
Mondelez International, Inc. - Class A	9,924	570,134
Nestle S.A.	41,638	4,939,895
Tyson Foods, Inc. - Class A	2,350	139,778
WH Group, Ltd.	137,000	111,508

		9,283,431

Gas Utilities—0.1%
China Gas Holdings, Ltd.	20,200	57,605

Gas Utilities—(Continued)
ENN Energy Holdings, Ltd.	4,100	44,730
Hong Kong & China Gas Co., Ltd.	216,150	310,620
Italgas S.p.A.	9,622	60,765
National Fuel Gas Co. (a)	3,332	135,246
Naturgy Energy Group S.A.	7,657	153,534
Osaka Gas Co., Ltd.	9,300	181,191
Rubis SCA	960	38,502
Tokyo Gas Co., Ltd.	7,500	171,348

		1,153,541

Health Care Equipment & Supplies—0.7%
Abbott Laboratories	16,778	1,825,950
Align Technology, Inc. (c)	653	213,766
Baxter International, Inc.	3,917	315,005
Becton Dickinson & Co.	2,067	480,950
Boston Scientific Corp. (c)	12,084	461,730
Coloplast A/S - Class B	956	151,190
Danaher Corp.	5,592	1,204,125
DexCom, Inc. (c)	654	269,598
DiaSorin S.p.A.	1,230	247,899
Edwards Lifesciences Corp. (c)	7,562	603,599
Fisher & Paykel Healthcare Corp., Ltd.	3,714	81,752
GN Store Nord A/S	1,257	95,111
Hologic, Inc. (c)	4,032	268,007
Hoya Corp.	4,700	529,782
IDEXX Laboratories, Inc. (c)	768	301,908
Intuitive Surgical, Inc. (c)	1,015	720,183
Koninklijke Philips NV (c)	7,780	366,518
Medtronic plc	9,380	974,770
Olympus Corp.	9,600	199,269
Quidel Corp. (c)	752	164,974
Stryker Corp.	2,419	504,047
Sysmex Corp.	2,400	229,042
Zimmer Biomet Holdings, Inc.	1,922	261,661

		10,470,836

Health Care Providers & Services—0.7%
Anthem, Inc.	3,972	1,066,840
Centene Corp. (c)	7,438	433,859
Chemed Corp.	175	84,061
Cigna Corp.	4,862	823,671
CVS Health Corp.	8,986	524,782
DaVita, Inc. (a) (c)	4,623	395,960
Ensign Group, Inc. (The)	818	46,675
Fresenius Medical Care AG & Co. KGaA	4,907	414,337
HCA Healthcare, Inc.	5,474	682,498
Humana, Inc.	949	392,782
Laboratory Corp. of America Holdings (c)	2,257	424,925
McKesson Corp.	1,393	207,460
Molina Healthcare, Inc. (c)	812	148,628
Owens & Minor, Inc.	2,771	69,580
Premier, Inc. - Class A (a)	1,540	50,558
Quest Diagnostics, Inc.	6,486	742,582
UnitedHealth Group, Inc.	11,983	3,735,940

		10,245,138

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.1%
Cerner Corp.	3,685	$266,388
EMIS Group plc	4,405	59,162
M3, Inc.	3,500	217,322
Medley, Inc. (c)	1,100	53,236
Veeva Systems, Inc. - Class A (c)	2,088	587,125

		1,183,233

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	16,820	362,733
Brinker International, Inc.	939	40,114
Chipotle Mexican Grill, Inc. (c)	242	300,978
Compass Group plc	13,620	204,452
Domino’s Pizza, Inc.	446	189,675
Evolution Gaming Group AB	3,239	214,098
Galaxy Entertainment Group, Ltd.	38,000	257,198
GVC Holdings plc (c)	10,585	133,229
Las Vegas Sands Corp.	3,705	172,875
Marriott International, Inc. - Class A	3,604	333,658
McDonald’s Corp.	6,376	1,399,468
Oriental Land Co., Ltd.	2,300	322,213
Restaurant Brands International, Inc.	4,917	282,417
Starbucks Corp.	8,016	688,735
Yum! Brands, Inc.	3,332	304,212

		5,206,055

Household Durables—0.4%
Barratt Developments plc	26,849	164,164
Bellway plc	3,526	106,611
DR Horton, Inc. (a)	10,810	817,560
Garmin, Ltd.	3,718	352,690
Haseko Corp.	7,000	92,042
Helen of Troy, Ltd. (a) (c)	417	80,698
Iida Group Holdings Co., Ltd.	1,600	32,349
KB Home	2,866	110,026
Lennar Corp. - Class A	7,337	599,286
LG Electronics, Inc.	527	41,814
LGI Homes, Inc. (a) (c)	743	86,314
M/I Homes, Inc. (c)	1,301	59,911
MDC Holdings, Inc.	1,950	91,845
Meritage Homes Corp. (c)	1,613	178,059
Nien Made Enterprise Co., Ltd.	3,000	35,736
Nikon Corp.	6,800	45,945
NVR, Inc. (c)	173	706,380
Panasonic Corp.	21,600	182,970
PulteGroup, Inc.	6,907	319,725
Purple Innovation, Inc. (c)	2,385	59,291
Redrow plc (c)	13,223	68,802
Rinnai Corp.	400	39,079
Sekisui Chemical Co., Ltd.	34,700	554,701
Sekisui House, Ltd.	6,200	109,652
Sony Corp.	9,400	718,958
Sumitomo Forestry Co., Ltd.	2,900	46,242
Taylor Morrison Home Corp. (c)	4,008	98,557
Taylor Wimpey plc	29,885	41,585
Tempur Sealy International, Inc. (c)	1,060	94,542
Toll Brothers, Inc.	2,019	98,245

Household Durables—(Continued)
TRI Pointe Group, Inc. (c)	5,843	105,992
Tupperware Brands Corp.	2,282	46,005
Vistry Group plc (c)	8,678	63,789
Whirlpool Corp.	899	165,317

		6,414,882

Household Products—0.7%
Clorox Co. (The)	1,515	318,408
Colgate-Palmolive Co.	18,120	1,397,958
Essity AB - Class B (c)	44,115	1,490,682
Kimberly-Clark Corp.	11,388	1,681,552
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	177,000	279,691
Procter & Gamble Co. (The)	33,720	4,686,743
Reckitt Benckiser Group plc	5,384	524,903
Reynolds Consumer Products, Inc.	3,752	114,886
Unilever Indonesia Tbk PT	353,300	192,737

		10,687,560

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	3,650	66,101
Energy Absolute PCL (NVDR)	30,700	38,100

		104,201

Industrial Conglomerates—0.4%
3M Co.	12,861	2,060,075
General Electric Co.	50,624	315,387
Honeywell International, Inc.	10,190	1,677,376
LG Corp.	2,619	165,816
Roper Technologies, Inc.	1,896	749,129
Siemens AG	5,597	707,716
Toshiba Corp.	7,600	193,452

		5,868,951

Insurance—0.9%
Aflac, Inc.	15,051	547,104
Ageas SA	1,163	47,462
AIA Group, Ltd.	93,800	924,041
Allianz SE	4,301	825,012
Allstate Corp. (The)	1,811	170,488
American Equity Investment Life Holding Co. (a)	5,394	118,614
American Financial Group, Inc.	2,619	175,421
American International Group, Inc.	14,721	405,269
Aon plc - Class A	4,302	887,503
Argo Group International Holdings, Ltd.	924	31,813
ASR Nederland NV	15,758	529,994
Assured Guaranty, Ltd. (a)	3,201	68,757
Athene Holding, Ltd. - Class A (c)	7,444	253,692
Aviva plc	90,416	332,476
AXA S.A.	27,102	500,312
Axis Capital Holdings, Ltd.	2,628	115,737
Brown & Brown, Inc.	2,775	125,624
Chubb, Ltd.	3,599	417,916
eHealth, Inc. (c)	670	52,930
Everest Re Group, Ltd.	508	100,350
First American Financial Corp.	2,014	102,533

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Globe Life, Inc.	3,615	$288,838
Kinsale Capital Group, Inc.	751	142,825
Legal & General Group plc	51,143	123,946
Lincoln National Corp. (a)	9,461	296,413
Manulife Financial Corp.	51,732	719,520
Marsh & McLennan Cos., Inc.	5,120	587,264
Muenchener Rueckversicherungs-Gesellschaft AG	946	240,189
NN Group NV	8,218	308,683
Principal Financial Group, Inc. (a)	7,782	313,381
Progressive Corp. (The)	4,503	426,299
Prudential Financial, Inc. (a)	4,941	313,852
Prudential plc	30,710	438,439
RenaissanceRe Holdings, Ltd.	724	122,892
RSA Insurance Group plc	87,431	508,604
Sampo Oyj - A Shares	3,889	153,856
Sun Life Financial, Inc.	6,553	267,031
T&D Holdings, Inc.	19,900	196,805
Unum Group	8,451	142,230
Willis Towers Watson plc	931	194,411
Zurich Insurance Group AG	2,920	1,015,242

		13,533,768

Interactive Media & Services—1.3%
Alphabet, Inc. - Class A (c)	2,035	2,982,496
Alphabet, Inc. - Class C (c)	5,386	7,915,266
Facebook, Inc. - Class A (c)	27,886	7,303,343
IAC/InterActiveCorp. (c)	2,885	345,565
Match Group, Inc. (a) (c)	3,775	417,704
Momo, Inc. (ADR)	2,815	38,734
Rightmove plc	19,035	153,215
Tencent Holdings, Ltd.	4,400	293,011
Twitter, Inc. (c)	5,709	254,051

		19,703,385

Internet & Direct Marketing Retail—1.1%
Alibaba Group Holding, Ltd. (ADR) (c)	978	287,512
Amazon.com, Inc. (c)	4,452	14,018,146
Booking Holdings, Inc. (c)	345	590,185
eBay, Inc.	25,887	1,348,713
Just Eat Takeaway (c)	1,692	189,483
MercadoLibre, Inc. (c)	267	289,022
Moneysupermarket.com Group plc	41,130	140,991
Prosus NV (c)	5,176	477,320
Vipshop Holdings, Ltd. (ADR) (c)	3,493	54,631

		17,396,003

IT Services—1.4%
Accenture plc - Class A	6,630	1,498,314
Adyen NV (c)	45	82,929
Amadeus IT Group S.A.	3,798	210,774
Amdocs, Ltd.	10,712	614,976
Atos SE (c)	907	73,062
Automatic Data Processing, Inc.	4,321	602,736
Cognizant Technology Solutions Corp. - Class A	6,894	478,581
EPAM Systems, Inc. (c)	1,587	513,045
Fidelity National Information Services, Inc.	5,589	822,757

IT Services—(Continued)
Fiserv, Inc. (c)	4,272	440,230
FleetCor Technologies, Inc. (c)	686	163,337
Fujitsu, Ltd.	2,000	273,861
Global Payments, Inc.	6,524	1,158,532
Infosys, Ltd. (ADR)	16,269	224,675
International Business Machines Corp.	5,208	633,657
Jack Henry & Associates, Inc.	713	115,927
MasterCard, Inc. - Class A	7,802	2,638,402
NIC, Inc.	2,953	58,174
Nomura Research Institute, Ltd.	9,500	279,206
Okta, Inc. (c)	1,316	281,427
Otsuka Corp.	1,400	71,646
Paychex, Inc.	7,891	629,465
PayPal Holdings, Inc. (c)	14,439	2,844,916
Science Applications International Corp. (a)	1,108	86,889
Shopify, Inc. - Class A (c)	739	755,727
Square, Inc. - Class A (c)	2,755	447,825
Twilio, Inc. - Class A (c)	924	228,311
VeriSign, Inc. (c)	1,535	314,445
Visa, Inc. - A Shares (a)	20,650	4,129,380
Western Union Co. (The) (a)	18,902	405,070
Wipro, Ltd. (ADR) (a)	6,550	30,785

		21,109,061

Leisure Products—0.0%
Brunswick Corp.	2,005	118,115
Games Workshop Group plc	628	82,754
Sega Sammy Holdings, Inc.	3,200	38,922

		239,791

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	2,821	284,752
Illumina, Inc. (c)	907	280,336
IQVIA Holdings, Inc. (c)	1,564	246,533
Lonza Group AG	540	333,331
Medpace Holdings, Inc. (c)	975	108,956
PerkinElmer, Inc.	3,277	411,296
Sartorius Stedim Biotech	292	100,569
Thermo Fisher Scientific, Inc.	5,015	2,214,223
Waters Corp. (c)	1,430	279,823

		4,259,819

Machinery—0.4%
Allison Transmission Holdings, Inc.	4,331	152,191
Amada Co., Ltd.	13,700	128,403
Andritz AG	1,982	61,060
Atlas Copco AB - A Shares	9,725	462,844
Caterpillar, Inc.	3,596	536,343
Crane Co. (a)	1,564	78,403
Deere & Co.	2,493	552,524
Dover Corp.	3,514	380,707
Ebara Corp.	2,000	54,027
FANUC Corp.	1,200	230,205
Graco, Inc. (a)	1,869	114,663
IDEX Corp. (a)	1,725	314,657
Illinois Tool Works, Inc.	4,395	849,158

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
IMI plc	4,904	$66,076
Komatsu, Ltd.	23,000	506,336
Meritor, Inc. (c)	2,078	43,513
NGK Insulators, Ltd.	7,700	109,863
Otis Worldwide Corp.	2,733	170,594
Outotec Oyj	8,969	62,981
Rotork plc	10,352	37,473
SMC Corp.	600	333,935
Sumitomo Heavy Industries, Ltd.	4,600	107,015
Toro Co. (The)	1,245	104,518
Volvo AB - B Shares (c)	16,501	316,928
Zardoya Otis S.A.	9,031	55,143

		5,829,560

Marine—0.0%
AP Moller - Maersk A/S - Class B	72	114,150

Media—0.3%
Astro Malaysia Holdings Bhd	359,000	66,543
Charter Communications, Inc. - Class A (c)	1,023	638,700
Cogeco Communications, Inc.	500	41,001
Comcast Corp. - Class A	39,962	1,848,642
Discovery, Inc. - Class A (a) (c)	18,608	405,096
Eutelsat Communications S.A.	5,757	55,936
Interpublic Group of Cos., Inc. (The)	7,219	120,341
ITV plc	142,543	123,679
Liberty Broadband Corp. - Class C (a) (c)	3,309	472,757
Mediaset Espana Comunicacion S.A. (c)	31,263	115,766
Metropole Television S.A. (c)	4,087	48,972
Nexstar Media Group, Inc. - Class A	950	85,434
Omnicom Group, Inc. (a)	3,583	177,358
Pearson plc	17,879	126,446
ProSiebenSat.1 Media SE (c)	5,805	76,251
Publicis Groupe S.A.	7,785	252,285
RTL Group S.A. (c)	5,100	200,854
SKY Perfect JSAT Holdings, Inc.	17,600	77,058
ViacomCBS, Inc. - Class B (a)	4,915	137,669

		5,070,788

Metals & Mining—0.7%
Agnico Eagle Mines, Ltd.	4,431	353,036
Alamos Gold, Inc. - Class A	15,061	132,677
Anglo American Platinum, Ltd.	2,528	175,367
Anglo American plc	13,329	321,877
Argonaut Gold, Inc. (c)	45,200	91,313
B2Gold Corp.	15,824	103,033
Barrick Gold Corp.	17,556	493,105
BHP Group, Ltd.	57,322	1,475,055
Centamin plc	16,799	43,895
Centerra Gold, Inc.	6,900	80,268
Commercial Metals Co.	1,827	36,503
Eldorado Gold Corp. (c)	7,000	73,861
Endeavour Mining Corp. (c)	5,999	149,350
First Quantum Minerals, Ltd.	7,090	63,203
Fortescue Metals Group, Ltd.	5,123	59,969
Fortuna Silver Mines, Inc. (c)	7,067	44,953

Metals & Mining—(Continued)
Franco-Nevada Corp.	1,610	224,980
Freeport-McMoRan, Inc.	11,301	176,748
Fresnillo plc	6,629	102,388
Glencore plc (c)	96,443	199,802
Hecla Mining Co.	18,697	94,981
IAMGOLD Corp. (c)	18,249	70,033
Impala Platinum Holdings, Ltd.	9,033	78,386
Kirkland Lake Gold, Ltd.	10,506	512,853
Lundin Mining Corp.	19,327	107,844
Lynas Corp., Ltd. (c)	38,056	63,440
Mineral Resources, Ltd.	3,692	66,033
Mitsui Mining & Smelting Co., Ltd.	2,300	55,901
MMC Norilsk Nickel PJSC (ADR) (a)	2,541	61,365
Newmont Corp.	15,995	1,014,883
Norsk Hydro ASA (c)	42,597	117,250
Northam Platinum, Ltd. (c)	5,255	53,320
OZ Minerals, Ltd.	4,748	47,645
Pan American Silver Corp.	7,128	229,169
Perseus Mining, Ltd. (c)	275,211	271,437
Polymetal International plc	11,193	243,458
Pretium Resources, Inc. (c)	5,334	68,260
Regis Resources, Ltd.	21,522	77,693
Rio Tinto plc	23,337	1,408,110
Rio Tinto, Ltd.	8,245	558,217
Silver Lake Resources, Ltd. (c)	39,144	65,258
SSR Mining, Inc. (c)	9,099	169,813
St. Barbara, Ltd.	29,159	62,600
Teck Resources, Ltd. - Class B	7,500	104,427
Teranga Gold Corp. (c)	3,154	33,256
Torex Gold Resources, Inc. (c)	3,479	49,198
Wesdome Gold Mines, Ltd. (c)	12,685	119,748

		10,205,961

Multi-Utilities—0.2%
Centrica plc	230,478	118,991
Dominion Energy, Inc.	7,539	595,053
E.ON SE	24,904	275,156
Engie S.A. (c)	17,367	232,118
MDU Resources Group, Inc. (a)	2,203	49,567
National Grid plc	35,240	405,673
RWE AG	6,142	230,272
Sempra Energy	4,031	477,109
WEC Energy Group, Inc.	1,918	185,854

		2,569,793

Multiline Retail—0.1%
Big Lots, Inc. (a)	1,128	50,309
Canadian Tire Corp., Ltd. - Class A	1,282	129,129
Dollar General Corp.	1,788	374,801
Dollar Tree, Inc. (c)	2,129	194,463
Dollarama, Inc.	5,277	202,274
Ollie’s Bargain Outlet Holdings, Inc. (c)	470	41,054
Target Corp.	3,056	481,075
Wesfarmers, Ltd.	17,161	547,155

		2,020,260

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—0.9%
Advantage Oil & Gas, Ltd. (c)	27,900	$36,668
Beach Energy, Ltd.	132,862	127,172
Berry Corp. (a)	12,365	39,197
Bonanza Creek Energy, Inc. (c)	4,913	92,364
BP plc	141,163	409,853
Cabot Oil & Gas Corp.	7,336	127,353
Cairn Energy plc (c)	47,227	87,295
Canacol Energy, Ltd.	17,081	45,411
Canadian Natural Resources, Ltd.	11,746	188,246
Chevron Corp.	13,458	968,976
Cimarex Energy Co.	2,503	60,898
CNX Resources Corp. (c)	16,753	158,148
Concho Resources, Inc.	2,556	112,771
ConocoPhillips	8,525	279,961
Crescent Point Energy Corp. (a)	92,075	111,329
Diamondback Energy, Inc. (a)	2,371	71,415
Diversified Gas & Oil plc	78,624	106,204
Enbridge, Inc.	13,201	385,655
ENEOS Holdings, Inc.	31,500	112,485
Eni S.p.A.	32,013	250,433
EOG Resources, Inc.	6,555	235,587
EQT Corp.	9,112	117,818
Equinor ASA	31,291	441,598
Exxon Mobil Corp.	38,728	1,329,532
Gaztransport Et Technigaz S.A.	1,909	181,950
Gulf Keystone Petroleum, Ltd.	61,899	58,846
Hess Corp.	3,194	130,730
Imperial Oil, Ltd.	7,700	92,177
Inpex Corp.	33,100	177,076
International Seaways, Inc.	1,912	27,934
Japan Petroleum Exploration Co., Ltd.	5,800	90,149
Keyera Corp. (a)	8,771	132,400
Kinder Morgan, Inc.	20,478	252,494
Lukoil PJSC (ADR)	2,013	115,566
Magnolia Oil & Gas Corp. - Class A (a) (c)	7,477	38,656
Marathon Oil Corp. (a)	32,288	132,058
Marathon Petroleum Corp.	4,985	146,260
Neste Oyj	3,488	183,412
Nordic American Tankers, Ltd. (a)	5,118	17,862
OMV AG (c)	6,551	178,958
Parex Resources, Inc. (c)	9,413	99,181
Parsley Energy, Inc. - Class A	7,068	66,156
PDC Energy, Inc. (a) (c)	9,982	123,727
Phillips 66	6,937	359,614
Range Resources Corp. (a)	22,227	147,143
Renewable Energy Group, Inc. (a) (c)	3,201	170,997
Repsol S.A.	29,553	197,391
REX American Resources Corp. (c)	578	37,923
Royal Dutch Shell plc - A Shares	39,751	492,006
Royal Dutch Shell plc - A Shares (a)	18,427	232,246
Royal Dutch Shell plc - B Shares	83,525	1,010,403
Serica Energy plc	50,065	61,827
Seven Generations Energy, Ltd. - Class A (c)	34,800	93,824
Suncor Energy, Inc.	30,861	376,854
Tatneft PJSC (ADR) (c)	756	26,672
TC Energy Corp.	8,559	359,317
Teekay Tankers, Ltd. - Class A (c)	2,402	26,038

Oil, Gas & Consumable Fuels—(Continued)
TOTAL SE	40,584	1,393,372
Tourmaline Oil Corp.	22,336	272,920
Valero Energy Corp.	4,267	184,846
Woodside Petroleum, Ltd.	63,882	806,888

		14,392,242

Paper & Forest Products—0.0%
Louisiana-Pacific Corp.	2,111	62,296
OJI Holdings Corp.	33,800	155,119
UPM-Kymmene Oyj	8,491	258,432
West Fraser Timber Co., Ltd.	977	45,389

		521,236

Personal Products—0.3%
Beiersdorf AG	1,036	117,812
Estee Lauder Cos., Inc. (The) - Class A	1,518	331,303
Herbalife, Ltd. (c)	5,268	245,752
Kao Corp.	5,400	405,217
L’Oreal S.A.	3,363	1,094,327
Medifast, Inc.	807	132,711
Shiseido Co., Ltd.	4,000	229,522
Unilever NV	14,849	896,438
Unilever plc	21,767	1,341,237

		4,794,319

Pharmaceuticals—2.3%
Astellas Pharma, Inc.	53,400	794,941
AstraZeneca plc	10,865	1,182,556
Bayer AG	10,689	668,070
Bristol-Myers Squibb Co.	44,009	2,653,303
Catalent, Inc. (c)	1,603	137,313
Chugai Pharmaceutical Co., Ltd.	5,400	242,320
Daiichi Sankyo Co., Ltd.	12,000	368,742
Eisai Co., Ltd.	2,100	191,627
Eli Lilly and Co.	13,554	2,006,263
GlaxoSmithKline plc	69,264	1,297,445
Hikma Pharmaceuticals plc	4,528	151,659
Hisamitsu Pharmaceutical Co., Inc.	4,600	234,845
Horizon Therapeutics plc (c)	2,518	195,598
Ipsen S.A.	1,682	176,462
Jazz Pharmaceuticals plc (c)	1,016	144,871
Johnson & Johnson	35,336	5,260,824
Merck & Co., Inc.	40,101	3,326,378
Mylan NV (c)	17,479	259,214
Novartis AG	35,271	3,065,095
Novo Nordisk A/S - Class B	28,082	1,950,626
Ono Pharmaceutical Co., Ltd.	20,500	643,579
Pacira BioSciences, Inc. (c)	1,911	114,889
Pfizer, Inc.	92,560	3,396,952
Recordati Industria Chimica e Farmaceutica S.p.A.	4,597	235,191
Richter Gedeon Nyrt	2,517	53,135
Roche Holding AG	10,757	3,680,262
Sanofi	16,860	1,690,536
Sawai Pharmaceutical Co., Ltd.	1,500	75,725
Takeda Pharmaceutical Co., Ltd.	11,400	406,090

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.	7,945	$1,313,865

		35,918,376

Professional Services—0.2%
BayCurrent Consulting, Inc.	500	69,851
CoStar Group, Inc. (c)	370	313,949
Experian plc	7,183	268,794
Funai Soken Holdings, Inc.	2,100	49,530
Intertek Group plc	4,734	385,073
Nihon M&A Center, Inc.	3,300	188,235
Recruit Holdings Co., Ltd.	11,700	464,226
RELX plc	42,226	934,669
Verisk Analytics, Inc.	1,069	198,096
Wolters Kluwer NV	4,379	373,861

		3,246,284

Real Estate Management & Development—0.1%
Ascendas India Trust	50,500	50,804
CapitaLand, Ltd.	40,400	80,722
City Developments, Ltd.	12,400	69,741
CK Asset Holdings, Ltd.	115,000	561,094
Deutsche Wohnen SE	5,152	257,789
Hang Lung Properties, Ltd.	52,000	132,602
Jones Lang LaSalle, Inc.	902	86,285
Mitsui Fudosan Co., Ltd.	12,500	217,722
Newmark Group, Inc. - Class A	8,598	37,144
Pacific Century Premium Developments, Ltd. (c)	95,796	25,201
Sun Hung Kai Properties, Ltd.	19,500	249,988
Tokyu Fudosan Holdings Corp.	16,300	70,175
UOL Group, Ltd.	10,600	51,917
Vonovia SE	4,443	305,316

		2,196,500

Road & Rail—0.3%
Canadian National Railway Co.	14,343	1,527,529
Canadian Pacific Railway, Ltd.	1,492	453,858
CSX Corp.	6,029	468,272
Landstar System, Inc.	590	74,039
Norfolk Southern Corp.	2,791	597,246
Odakyu Electric Railway Co., Ltd.	23,300	586,216
Sankyu, Inc.	800	31,539
TFI International, Inc.	1,385	57,915
Uber Technologies, Inc. (c)	6,427	234,457
Union Pacific Corp.	4,780	941,039

		4,972,110

Semiconductors & Semiconductor Equipment—1.4%
Advanced Energy Industries, Inc. (c)	789	49,660
Advanced Micro Devices, Inc. (c)	7,180	588,688
Analog Devices, Inc. (a)	7,180	838,193
Applied Materials, Inc.	8,672	515,550
ASML Holding NV	5,473	2,018,084
Broadcom, Inc.	5,869	2,138,194
Canadian Solar, Inc. (c)	1,551	54,440
Daqo New Energy Corp. (ADR) (c)	507	68,567

Semiconductors & Semiconductor Equipment—(Continued)
First Solar, Inc. (c)	1,631	107,972
Infineon Technologies AG	12,229	345,919
Intel Corp.	60,061	3,109,959
JinkoSolar Holding Co., Ltd. (ADR) (c)	1,301	51,728
KLA Corp.	4,183	810,414
Lam Research Corp.	2,167	718,902
Lasertec Corp.	1,000	82,704
Microchip Technology, Inc.	2,834	291,222
Micron Technology, Inc. (c)	10,603	497,917
MKS Instruments, Inc.	935	102,130
NVIDIA Corp.	6,055	3,277,087
NXP Semiconductors NV	2,820	351,964
Parade Technologies, Ltd.	4,000	146,405
Qorvo, Inc. (c)	1,992	256,988
QUALCOMM, Inc.	18,934	2,228,153
Realtek Semiconductor Corp.	7,000	89,597
Siltronic AG	629	56,458
Skyworks Solutions, Inc.	2,156	313,698
Synaptics, Inc. (c)	1,329	106,878
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	3,496	283,421
Texas Instruments, Inc.	9,328	1,331,945
Tokyo Electron, Ltd.	2,200	575,805
United Microelectronics Corp.	104,000	102,521
Xilinx, Inc. (a)	8,296	864,775
Xinyi Solar Holdings, Ltd.	42,000	67,232

		22,443,170

Software—2.3%
Adobe, Inc. (c)	6,641	3,256,946
ANSYS, Inc. (c)	600	196,338
Autodesk, Inc. (c)	2,140	494,361
CDK Global, Inc.	5,460	238,001
Check Point Software Technologies, Ltd. (c)	8,795	1,058,390
Citrix Systems, Inc.	2,393	329,540
Constellation Software, Inc.	903	1,003,421
DocuSign, Inc. (c)	967	208,137
Fortinet, Inc. (c)	499	58,787
Intuit, Inc.	3,886	1,267,652
j2 Global, Inc. (a) (c)	1,822	126,119
Microsoft Corp.	82,652	17,384,195
Netcompany Group A/S (c)	1,964	162,581
Nice, Ltd. (ADR) (c)	1,068	242,468
NortonLifeLock, Inc.	9,199	191,707
Open Text Corp.	10,477	442,826
Oracle Corp.	43,824	2,616,293
Oracle Corp. Japan	1,700	184,310
Palo Alto Networks, Inc. (c)	816	199,716
RingCentral, Inc. - Class A (c)	739	202,937
Sage Group plc (The)	7,483	69,301
Salesforce.com, Inc. (c)	7,350	1,847,202
SAP SE	13,938	2,170,473
ServiceNow, Inc. (c)	1,316	638,260
SimCorp A/S	539	70,852
Splunk, Inc. (c)	1,455	273,729
SS&C Technologies Holdings, Inc.	4,036	244,259
Workday, Inc. - Class A (c)	2,098	451,343

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Zoom Video Communications, Inc. - Class A (a) (c)	773	$363,395

		35,993,539

Specialty Retail—0.6%
Asbury Automotive Group, Inc. (c)	852	83,027
AutoNation, Inc. (c)	2,454	129,890
AutoZone, Inc. (c)	499	587,642
Best Buy Co., Inc.	1,892	210,561
Fast Retailing Co., Ltd.	600	376,476
Foot Locker, Inc. (a)	3,437	113,524
Hennes & Mauritz AB - B Shares	6,358	109,666
Home Depot, Inc. (The)	11,415	3,170,060
Industria de Diseno Textil S.A	22,840	635,014
L Brands, Inc.	2,337	74,340
Lithia Motors, Inc. - Class A	674	153,631
Lowe’s Cos., Inc.	6,245	1,035,796
Nitori Holdings Co., Ltd.	1,500	311,985
O’Reilly Automotive, Inc. (c)	1,072	494,278
Ross Stores, Inc.	3,388	316,168
TJX Cos., Inc. (The)	9,719	540,862
Tractor Supply Co.	1,223	175,305
USS Co., Ltd.	6,400	114,482
Williams-Sonoma, Inc.	1,781	161,074
Workman Co., Ltd.	800	70,087

		8,863,868

Technology Hardware, Storage & Peripherals—1.5%
Advantech Co., Ltd.	7,699	77,420
Apple, Inc.	186,946	21,650,216
Chicony Electronics Co., Ltd.	29,000	84,571
Gigabyte Technology Co., Ltd.	19,000	49,530
HP, Inc.	38,622	733,432
Logitech International S.A.	3,893	301,254
Micro-Star International Co., Ltd.	16,000	73,476
Seagate Technology plc	3,329	164,020
Western Digital Corp.	3,904	142,691

		23,276,610

Textiles, Apparel & Luxury Goods—0.3%
Adidas AG (c)	1,245	402,961
Carter’s, Inc.	1,188	102,857
Cie Financiere Richemont S.A.	6,211	416,018
EssilorLuxottica S.A. (c)	2,871	390,414
Hanesbrands, Inc. (a)	9,297	146,428
Hermes International	179	154,295
Kering S.A.	623	413,912
Kontoor Brands, Inc. (a) (c)	2,349	56,846
lululemon athletica, Inc. (c)	605	199,269
LVMH Moet Hennessy Louis Vuitton SE	2,123	992,493
NIKE, Inc. - Class B	12,552	1,575,778
Pandora A/S	2,573	185,150
Tapestry, Inc.	10,833	169,320
VF Corp.	3,386	237,866

		5,443,607

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	1,264	46,781
Genworth MI Canada, Inc.	7,507	194,673
MGIC Investment Corp.	10,091	89,406
Radian Group, Inc.	8,285	121,044

		451,904

Tobacco—0.3%
Altria Group, Inc.	26,739	1,033,195
British American Tobacco plc	32,802	1,179,001
Imperial Brands plc	11,578	204,083
KT&G Corp.	3,041	214,686
Philip Morris International, Inc.	21,137	1,585,064
Scandinavian Tobacco Group A/S - Class A	5,605	83,101
Swedish Match AB	6,152	501,929

		4,801,059

Trading Companies & Distributors—0.3%
Ashtead Group plc	7,834	280,685
Fastenal Co.	19,242	867,622
Ferguson plc	2,949	296,717
ITOCHU Corp.	17,400	444,932
Marubeni Corp.	17,700	100,422
Mitsubishi Corp.	3,400	81,340
Mitsui & Co., Ltd.	45,800	786,719
MSC Industrial Direct Co., Inc. - Class A (a)	1,129	71,443
Rexel S.A. (c)	5,416	67,943
Sumitomo Corp.	35,100	420,878
Toyota Tsusho Corp.	6,500	181,529
Triton International, Ltd.	1,700	69,139
United Rentals, Inc. (a) (c)	726	126,687
WESCO International, Inc. (c)	1,445	63,609
WW Grainger, Inc.	1,114	397,442

		4,257,107

Transportation Infrastructure—0.1%
Kamigumi Co., Ltd.	38,200	752,092
Mitsubishi Logistics Corp.	1,800	50,992

		803,084

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5,437	45,309
TTW PCL (NVDR)	291,700	116,058

		161,367

Wireless Telecommunication Services—0.4%
KDDI Corp.	47,100	1,191,439
NTT DoCoMo, Inc.	57,800	2,143,485
SoftBank Corp.	14,300	160,230
SoftBank Group Corp.	19,900	1,228,770
T-Mobile U.S., Inc. (c)	2,456	280,868
Turkcell Iletisim Hizmetleri A/S	53,159	104,500
Vodacom Group, Ltd.	21,823	160,413
Vodafone Group plc	182,019	241,481

		5,511,186

Total Common Stocks (Cost $459,007,833)		487,011,399

BHFTI-333

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—2.0%

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—2.0%
U.S. Treasury Inflation Indexed Bond 1.375%, 02/15/44 (d)	7,430,378	$10,539,624
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/30 (d)	9,500,611	10,491,743
0.875%, 01/15/29 (d)	9,001,568	10,479,559

Total U.S. Treasury & Government Agencies (Cost $31,607,010)		31,510,926

Mutual Fund—1.0%

Investment Company Securities—1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (Cost $15,567,907)	591,430	15,542,780

Preferred Stocks—0.1%

Automobiles—0.1%
Porsche Automobil Holding SE (c)	2,014	120,245
Volkswagen AG (c)	3,977	640,053

		760,298

Household Products—0.0%
Henkel AG & Co. KGaA	6,457	676,119

Water Utilities—0.0%
Cia de Saneamento do Parana	97,800	88,641

Total Preferred Stocks (Cost $1,456,172)		1,525,058

Short-Term Investments—21.8%

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $94,334,262; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 1.875%, maturing 08/31/22, and an aggregate market value of $96,221,069.	94,334,262	94,334,262

U.S. Treasury—15.7%
U.S. Treasury Bills
0.118%, 02/04/21 (e)	105,155,000	105,116,356
0.155%, 11/19/20 (e)	81,143,000	81,133,060
0.176%, 12/17/20 (a) (e)	57,838,000	57,826,248

		244,075,664

Total Short-Term Investments (Cost $338,387,801)		338,409,926

Securities Lending Reinvestments (f)—6.9%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.8%
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (b)	5,000,000	5,002,185
Mizuho Bank, Ltd. 0.250%, 03/22/21	5,000,000	5,000,240
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (b)	2,500,000	2,500,075

		12,502,500

Repurchase Agreements—3.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,000,015; collateralized by various Common Stock with an aggregate market value of $3,333,820.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $4,006,338; collateralized by various Common Stock with an aggregate market value of $4,445,495.	4,000,000	4,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $2,000,700; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $4,385,456.	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $4,800,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $4,896,001.	4,800,000	4,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,526,313; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,596,833.	3,526,307	3,526,307

BHFTI-334

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,900,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $4,323,813.	3,900,000	$3,900,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,500,014; collateralized by various Common Stock with an aggregate market value of $2,778,225.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,500,071; collateralized by various Common Stock with an aggregate market value of $1,666,935.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $7,400,043; collateralized by various Common Stock with an aggregate market value of $8,225,387.	7,400,000	7,400,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,000,327; collateralized by various Common Stock with an aggregate market value of $7,780,771.	7,000,000	7,000,000

		55,626,307

Mutual Funds—2.5%
BlackRock Liquidity Funds, Institutional Shares 0.010% (g)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (g)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	9,000,000	9,000,000

Mutual Funds—(Continued)
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (g)	5,000,000	5,000,000

		39,500,000

Total Securities Lending Reinvestments (Cost $107,626,307)		107,628,807

Total Investments—104.1% (Cost $1,572,655,456)		1,618,640,249
Other assets and liabilities (net)—(4.1)%		(64,335,656)

Net Assets—100.0%		$1,554,304,593

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $107,574,506 and the collateral received consisted of cash in the amount of $107,626,307 and non-cash collateral with a value of $2,240,457. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing security.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $90,183,034, which is 5.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,075,000	JPMC	10/22/20	USD	2,966,775	$(47,928)
BRL	30,939,000	MSIP	10/02/20	USD	5,524,328	(15,149)
BRL	30,939,000	MSIP	10/02/20	USD	5,484,958	24,222
BRL	37,991,000	GSI	11/04/20	USD	6,698,935	60,383
BRL	30,939,000	MSIP	11/04/20	USD	5,506,924	(2,291)
CAD	28,660,000	UBSA	10/22/20	USD	21,701,156	(175,977)
CHF	18,345,000	UBSA	10/22/20	USD	20,163,795	(235,265)
COP	26,200,473,000	GSI	10/08/20	USD	6,746,613	97,427
CZK	155,061,000	JPMC	10/22/20	USD	6,845,479	(126,360)
DKK	9,189,000	UBSA	10/22/20	USD	1,456,585	(8,998)

BHFTI-335

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	62,535,000	JPMC	10/22/20	USD	73,725,019	$(375,599)
GBP	8,081,161	JPMC	10/22/20	USD	10,474,881	(46,294)
HUF	2,129,864,000	UBSA	10/22/20	USD	6,828,107	39,942
JPY	5,315,953,344	JPMC	10/22/20	USD	50,761,751	(345,841)
KRW	14,639,751,000	JPMC	10/22/20	USD	12,520,098	(2,342)
MXN	152,720,000	JPMC	10/22/20	USD	6,785,582	105,256
MXN	132,558,000	UBSA	10/22/20	USD	6,266,190	(285,076)
PLN	26,305,000	MSIP	10/22/20	USD	6,973,754	(168,229)
RUB	461,938,000	MSIP	10/08/20	USD	6,232,551	(291,292)
SEK	43,036,000	UBSA	10/22/20	USD	4,879,063	(72,748)
SGD	12,894,000	UBSA	10/22/20	USD	9,482,591	(36,601)

Contracts to Deliver
AUD	21,915,000	GSI	10/22/20	USD	15,447,993	(249,315)
BRL	30,939,000	MSIP	10/02/20	USD	5,511,044	1,865
BRL	30,939,000	MSIP	10/02/20	USD	5,484,958	(24,222)
CHF	6,292,000	UBSA	10/22/20	USD	6,830,081	(5,041)
EUR	13,340,000	GSI	10/22/20	USD	15,569,741	(77,197)
EUR	13,380,000	UBSA	10/22/20	USD	15,668,596	(25,260)
GBP	1,575,675	JPMC	10/14/20	USD	2,087,557	54,267
ILS	24,323,000	JPMC	10/22/20	USD	7,097,084	(4,317)
INR	500,670,000	GSI	10/08/20	USD	6,780,471	(3,618)
KRW	26,315,897,000	UBSA	10/08/20	USD	22,173,266	(328,405)
NZD	5,065,000	GSI	10/22/20	USD	3,331,588	(19,157)
NZD	6,185,000	MSIP	10/22/20	USD	4,153,407	61,727
PHP	457,664,000	JPMC	10/08/20	USD	9,402,831	(36,765)
SGD	21,413,000	UBSA	10/22/20	USD	15,675,627	(11,280)
TWD	676,159,000	UBSA	10/08/20	USD	23,093,256	(253,186)
ZAR	101,455,000	MSIP	10/22/20	USD	6,174,045	131,571

Cross Currency Contracts to Buy
AUD	8,207,600	UBSA	10/22/20	NZD	8,930,000	(28,681)
CHF	21,724,000	UBSA	10/22/20	GBP	18,401,265	(147,286)
EUR	20,186,000	JPMC	10/22/20	JPY	2,493,477,668	28,978
JPY	2,461,473,000	JPMC	10/22/20	EUR	19,926,906	(28,606)
JPY	1,720,634,000	GSI	10/22/20	SGD	22,336,297	(45,002)
NZD	8,949,291	MSIP	10/22/20	AUD	8,224,000	29,696

Net Unrealized Depreciation						$(2,887,994)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/18/20	1,702	EUR	54,361,880	$(2,057,710)
FTSE 100 Index Futures	12/18/20	143	GBP	8,353,345	(294,677)
MSCI Emerging Markets Index Mini Futures	12/18/20	147	USD	8,000,475	97,412
NASDAQ 100 Index E-Mini Futures	12/18/20	389	USD	88,748,405	1,480,796
Nikkei 225 Index Futures	12/10/20	168	JPY	3,895,920,000	192,046
Russell 2000 Index E-Mini Futures	12/18/20	417	USD	31,366,740	(556,378)
S&P 500 Index E-Mini Futures	12/18/20	1,343	USD	225,086,800	(2,516,366)
S&P TSX 60 Index Futures	12/17/20	65	CAD	12,499,500	48,360
SPI 200 Index Futures	12/17/20	207	AUD	30,025,350	(159,724)
U.S. Treasury Long Bond Futures	12/21/20	382	USD	67,339,438	(60,681)

BHFTI-336

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/20	291	USD	64,299,633	$27,277
U.S. Treasury Note 5 Year Futures	12/31/20	126	USD	15,879,938	16,991
U.S. Treasury Ultra Long Bond Futures	12/21/20	3	USD	665,438	(10,248)

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/18/20	(928)	EUR	(29,640,320)	1,243,419
Euro-Schatz Futures	12/08/20	(122)	EUR	(13,699,380)	2,319
FTSE 100 Index Futures	12/18/20	(224)	GBP	(13,084,960)	454,996
S&P 500 Index E-Mini Futures	12/18/20	(1,918)	USD	(321,456,800)	3,400,637
TOPIX Index Futures	12/10/20	(189)	JPY	(3,072,195,000)	(590,702)
U.S. Treasury Note 10 Year Futures	12/21/20	(2,830)	USD	(394,873,438)	(946,662)
U.S. Treasury Note 2 Year Futures	12/31/20	(575)	USD	(127,052,539)	(64,429)

Net Unrealized Depreciation					$(293,324)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation (1)
Pay	3M LIBOR	Quarterly	1.060%	Quarterly	07/23/30	USD	472,000,000	$16,512,306	$—	$16,512,306

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-337

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$637,011,353	$—	$637,011,353
Common Stocks
Aerospace & Defense	2,965,088	817,881	—	3,782,969
Air Freight & Logistics	1,941,979	679,252	—	2,621,231
Auto Components	1,260,927	1,686,841	—	2,947,768
Automobiles	3,642,563	3,896,859	—	7,539,422
Banks	11,530,611	11,259,305	—	22,789,916
Beverages	7,386,478	1,559,468	—	8,945,946
Biotechnology	10,460,788	660,570	—	11,121,358
Building Products	1,419,936	1,886,045	—	3,305,981
Capital Markets	9,656,851	4,932,497	—	14,589,348
Chemicals	4,356,934	5,053,842	—	9,410,776
Commercial Services & Supplies	2,881,975	1,030,867	—	3,912,842
Communications Equipment	2,543,346	1,086,268	—	3,629,614
Construction & Engineering	153,665	1,683,731	—	1,837,396
Construction Materials	—	664,644	—	664,644
Consumer Finance	1,628,872	—	—	1,628,872
Containers & Packaging	551,771	310,346	—	862,117
Distributors	115,082	—	—	115,082
Diversified Consumer Services	143,874	46,892	—	190,766
Diversified Financial Services	2,329,383	706,310	—	3,035,693
Diversified Telecommunication Services	5,898,556	3,379,325	—	9,277,881
Electric Utilities	3,584,442	3,062,518	—	6,646,960
Electrical Equipment	2,051,468	3,467,150	—	5,518,618
Electronic Equipment, Instruments & Components	1,703,510	2,578,184	—	4,281,694
Energy Equipment & Services	176,575	93,087	—	269,662
Entertainment	5,465,155	1,044,029	—	6,509,184
Equity Real Estate Investment Trusts	6,082,026	1,081,653	—	7,163,679
Food & Staples Retailing	2,819,883	874,362	—	3,694,245
Food Products	3,029,194	6,254,237	—	9,283,431
Gas Utilities	135,246	1,018,295	—	1,153,541
Health Care Equipment & Supplies	8,818,172	1,652,664	—	10,470,836
Health Care Providers & Services	9,830,801	414,337	—	10,245,138
Health Care Technology	853,513	329,720	—	1,183,233
Hotels, Restaurants & Leisure	3,712,132	1,493,923	—	5,206,055
Household Durables	4,070,443	2,344,439	—	6,414,882
Household Products	8,479,238	2,208,322	—	10,687,560
Independent Power and Renewable Electricity Producers	66,101	38,100	—	104,201
Industrial Conglomerates	4,801,967	1,066,984	—	5,868,951
Insurance	7,388,707	6,145,061	—	13,533,768
Interactive Media & Services	19,257,159	446,226	—	19,703,385
Internet & Direct Marketing Retail	16,588,209	807,794	—	17,396,003

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$20,117,583	$991,478	$—	$21,109,061
Leisure Products	118,115	121,676	—	239,791
Life Sciences Tools & Services	3,825,919	433,900	—	4,259,819
Machinery	3,297,271	2,532,289	—	5,829,560
Marine	—	114,150	—	114,150
Media	3,926,998	1,143,790	—	5,070,788
Metals & Mining	4,852,788	5,353,173	—	10,205,961
Multi-Utilities	1,307,583	1,262,210	—	2,569,793
Multiline Retail	1,473,105	547,155	—	2,020,260
Oil, Gas & Consumable Fuels	7,792,678	6,599,564	—	14,392,242
Paper & Forest Products	107,685	413,551	—	521,236
Personal Products	709,766	4,084,553	—	4,794,319
Pharmaceuticals	18,809,470	17,108,906	—	35,918,376
Professional Services	512,045	2,734,239	—	3,246,284
Real Estate Management & Development	123,429	2,073,071	—	2,196,500
Road & Rail	4,354,355	617,755	—	4,972,110
Semiconductors & Semiconductor Equipment	19,060,966	3,382,204	—	22,443,170
Software	33,336,022	2,657,517	—	35,993,539
Specialty Retail	7,246,158	1,617,710	—	8,863,868
Technology Hardware, Storage & Peripherals	22,813,365	463,245	—	23,276,610
Textiles, Apparel & Luxury Goods	2,488,364	2,955,243	—	5,443,607
Thrifts & Mortgage Finance	451,904	—	—	451,904
Tobacco	2,618,259	2,182,800	—	4,801,059
Trading Companies & Distributors	1,595,942	2,661,165	—	4,257,107
Transportation Infrastructure	—	803,084	—	803,084
Water Utilities	45,309	116,058	—	161,367
Wireless Telecommunication Services	280,868	5,230,318	—	5,511,186
Total Common Stocks	341,048,567	145,962,832	—	487,011,399
Total U.S. Treasury & Government Agencies*	—	31,510,926	—	31,510,926
Total Mutual Fund*	15,542,780	—	—	15,542,780
Preferred Stocks
Automobiles	—	760,298	—	760,298
Household Products	—	676,119	—	676,119
Water Utilities	88,641	—	—	88,641
Total Preferred Stocks	88,641	1,436,417	—	1,525,058
Total Short-Term Investments*	—	338,409,926	—	338,409,926
Securities Lending Reinvestments
Certificates of Deposit	—	12,502,500	—	12,502,500
Repurchase Agreements	—	55,626,307	—	55,626,307
Mutual Funds	39,500,000	—	—	39,500,000
Total Securities Lending Reinvestments	39,500,000	68,128,807	—	107,628,807
Total Investments	$396,179,988	$1,222,460,261	$—	$1,618,640,249

Collateral for Securities Loaned (Liability)	$—	$(107,626,307)	$—	$(107,626,307)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$635,334	$—	$635,334
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,523,328)	—	(3,523,328)
Total Forward Contracts	$—	$(2,887,994)	$—	$(2,887,994)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,964,253	$—	$—	$6,964,253
Futures Contracts (Unrealized Depreciation)	(7,257,577)	—	—	(7,257,577)
Total Futures Contracts	$(293,324)	$—	$—	$(293,324)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,512,306	$—	$16,512,306

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-339

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—89.9% of Net Assets

Security Description	Shares	Value

Argentina—0.0%
Globant S.A. (a)	300	$53,766

Brazil—3.7%
Ambev S.A. (ADR)	321,900	727,494
B2W Cia Digital (a)	25,800	413,377
B3 S.A. - Brasil Bolsa Balcao	165,800	1,624,078
Banco Bradesco S.A.	93,700	300,660
Banco Bradesco S.A. (ADR)	251,759	863,533
Banco BTG Pactual S.A.	46,100	598,014
Banco Santander Brasil S.A. (ADR) (b)	81,900	404,586
BB Seguridade Participacoes S.A.	188,400	814,200
BR Malls Participacoes S.A.	77,100	115,048
CCR S.A.	165,400	373,158
Cia de Saneamento de Minas Gerais-COPASA	20,800	173,077
Cia de Saneamento do Parana	104,300	472,478
Cia Hering	26,100	77,753
Cosan S.A.	65,000	790,871
Cosan, Ltd. - Class A	33,300	494,505
Fleury S.A.	29,100	137,212
Instituto Hermes Pardini S.A.	40,300	162,896
Itau Unibanco Holding S.A. (ADR)	112,600	448,148
Jereissati Participacoes S.A.	18,300	68,268
Localiza Rent a Car S.A.	20,000	201,820
Lojas Renner S.A.	23,800	168,035
Petrobras Distribuidora S.A.	41,400	148,544
Petroleo Brasileiro S.A.	79,400	279,517
Petroleo Brasileiro S.A. (ADR)	53,400	380,208
Porto Seguro S.A.	20,700	177,848
Sao Martinho S.A.	123,400	478,579
Sul America S.A.	34,600	244,163
Tim Participacoes S.A. (ADR)	7,600	87,628
Vale S.A.	44,200	465,226
Vale S.A. (ADR)	96,200	1,017,796
YDUQS Participacoes S.A.	34,000	165,947

		12,874,667

Canada—0.0%
ATLAS Corp.	18,900	168,966

Chile—0.2%
Banco de Chile	2	0
Cia Cervecerias Unidas S.A.	35,346	228,280
Colbun S.A.	841,893	136,086
Enel Americas S.A. (ADR)	38,087	246,042

		610,408

China—40.3%
3SBio, Inc. (144A) (a)	555,500	632,913
AAC Technologies Holdings, Inc.	52,500	285,029
Agile Group Holdings, Ltd.	210,000	275,930
Alibaba Group Holding, Ltd. (ADR) (a)	101,500	29,838,970
Anhui Conch Cement Co., Ltd. - Class H	148,500	1,026,729
Anhui Expressway Co., Ltd. - Class H	78,000	38,916
ANTA Sports Products, Ltd.	96,000	994,920
Asiainfo Technologies, Ltd. (144A)	38,400	60,335
Autohome, Inc. (ADR) (b)	3,300	316,800

China—(Continued)
AviChina Industry & Technology Co., Ltd.	444,000	253,933
BAIC Motor Corp., Ltd. - Class H (144A)	464,500	190,352
Baidu, Inc. (ADR) (a)	20,700	2,620,413
Bank of China, Ltd. - Class H	2,186,000	680,594
Bank of Communications Co., Ltd. - Class H	299,000	143,787
Bank of Hangzhou Co., Ltd.	221,400	383,370
Bank of Jiangsu Co., Ltd. - Class A	638,600	570,418
Bank of Nanjing Co., Ltd. - Class A	503,100	583,255
Brilliance China Automotive Holdings, Ltd.	972,000	914,688
BYD Electronic International Co., Ltd.	145,500	739,892
China CITIC Bank Corp., Ltd. - Class A	38,423	28,496
China Construction Bank Corp. - Class A	632,400	571,141
China Construction Bank Corp. - Class H	6,045,000	3,936,578
China Enterprise Co., Ltd. - Class A	147,300	84,382
China Everbright, Ltd.	230,000	307,990
China Galaxy Securities Co., Ltd. - Class H	524,000	295,333
China Hongqiao Group, Ltd.	400,500	250,782
China Lesso Group Holdings, Ltd.	445,000	804,746
China Life Insurance Co., Ltd. - Class H	236,000	535,671
China Maple Leaf Educational Systems, Ltd.	1,372,000	410,662
China Medical System Holdings, Ltd.	343,000	380,701
China Merchants Bank Co., Ltd. - Class H	346,500	1,650,027
China Minsheng Banking Corp., Ltd. - Class A	395,100	307,542
China Minsheng Banking Corp., Ltd. Class H	1,090,500	572,084
China Mobile, Ltd.	406,500	2,613,246
China National Building Material Co., Ltd. - Class H	652,000	825,618
China National Medicines Corp., Ltd. - Class A	30,700	198,819
China New Higher Education Group, Ltd. (144A)	377,000	243,498
China Overseas Grand Oceans Group, Ltd.	346,000	197,848
China Overseas Land & Investment, Ltd.	282,500	712,464
China Pacific Insurance Group Co., Ltd. - Class H	96,200	274,847
China Petroleum & Chemical Corp. - Class H	590,000	237,845
China Reinsurance Group Corp. - Class H	632,000	58,213
China Resources Cement Holdings, Ltd.	598,000	820,283
China Resources Gas Group, Ltd.	12,000	53,725
China Resources Land, Ltd.	92,000	418,399
China Resources Power Holdings Co., Ltd.	398,000	440,522
China Shenhua Energy Co., Ltd. - Class A	126,911	307,726
China Shenhua Energy Co., Ltd. - Class H	434,500	782,989
China Shineway Pharmaceutical Group, Ltd.	52,000	32,644
China South Publishing & Media Group Co., Ltd. Class A	23,900	38,211
China Telecom Corp., Ltd. - Class H	2,096,000	628,711
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	91,410
China Vanke Co., Ltd. - Class H	102,100	313,224
China Yangtze Power Co., Ltd. - Class A	109,800	309,266
China Yongda Automobiles Services Holdings, Ltd.	173,000	204,994
Chinese Universe Publishing and Media Group Co., Ltd. Class A	98,000	168,049
Chlitina Holding, Ltd.	12,000	75,544
Citic Pacific, Ltd.	405,000	300,456
CITIC Telecom International Holdings, Ltd.	457,000	145,811
CNOOC, Ltd.	1,535,000	1,485,832
Cosco Shipping Energy Transportation Co., Ltd. - Class H	198,000	82,434
CSPC Pharmaceutical Group, Ltd.	326,400	633,350
Dali Foods Group Co., Ltd. (144A)	205,500	125,670
Daqin Railway Co., Ltd. - Class A	593,900	555,791
ENN Energy Holdings, Ltd.	31,500	343,653
Far East Horizon, Ltd.	456,000	371,095

BHFTI-340

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Fosun International, Ltd.	331,000	$386,881
G-bits Network Technology Xiamen Co., Ltd.	1,144	104,721
Geely Automobile Holdings, Ltd.	271,000	544,254
GF Securities Co., Ltd. Class H	308,400	392,837
Great Wall Motor Co., Ltd. - Class H	751,000	957,006
GSX Techedu, Inc. (ADR) (a) (b)	1,700	153,187
Haier Smart Home Co., Ltd. - Class A	79,100	253,797
Haitian International Holdings, Ltd.	59,000	137,136
Hangzhou Tigermed Consulting Co., Ltd. - Class A	18,053	274,575
Hengan International Group Co., Ltd.	128,000	930,525
Hengli Petrochemical Co., Ltd.	243,300	666,820
Huadian Power International Corp., Ltd.	383,400	200,502
Huadong Medicine Co., Ltd.	102,000	372,033
Huaxin Cement Co., Ltd. - Class B	109,900	249,337
Huayu Automotive Systems Co., Ltd. - Class A	48,000	176,413
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	122,504	399,894
Hunan Valin Steel Co., Ltd. Class A	933,980	691,795
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	156,075
Industrial & Commercial Bank of China, Ltd. - Class H	4,001,000	2,085,858
Jafron Biomedical Co., Ltd. Class A	17,000	178,007
JD.com, Inc. (ADR) (a)	47,200	3,663,192
Jiangsu Expressway Co., Ltd. - Class H	146,000	147,013
Jiangsu Yangnong Chemical Co., Ltd. - Class A	9,600	123,697
Jiayuan International Group, Ltd.	168,000	70,096
Jinke Properties Group Co., Ltd. Class A	177,300	235,798
Joincare Pharmaceutical Group Industry Co., Ltd.	75,599	189,328
JOYY, Inc. (ADR)	10,600	855,102
Kingsoft Corp., Ltd.	17,000	85,665
Kweichow Moutai Co., Ltd. - Class A	1,300	319,582
Lee & Man Paper Manufacturing, Ltd.	227,000	164,835
Lenovo Group, Ltd.	1,504,000	999,497
Lepu Medical Technology Beijing Co., Ltd.	46,100	229,600
Livzon Pharmaceutical Group, Inc. - Class H	54,800	250,865
Logan Group Co., Ltd.	490,000	777,387
Longfor Group Holdings, Ltd. (144A)	158,000	888,122
Lonking Holdings, Ltd.	634,000	168,722
Luye Pharma Group, Ltd. (144A) (b)	433,500	252,269
Luzhou Laojiao Co., Ltd. - Class A	7,200	152,401
Meituan Dianping - Class B (a)	189,400	5,956,492
Momo, Inc. (ADR)	5,200	71,552
Nanjing Iron & Steel Co., Ltd. Class A	700,700	314,606
NetEase, Inc. (ADR)	5,500	2,500,685
New Oriental Education & Technology Group, Inc. (ADR) (a)	3,200	478,400
NIO, Inc. (ADR) (a)	32,200	683,284
PICC Property & Casualty Co., Ltd. - Class H	484,000	338,661
Pinduoduo, Inc. (ADR) (a)	8,300	615,445
Ping An Insurance Group Co. of China, Ltd. - Class A	18,700	209,606
Ping An Insurance Group Co. of China, Ltd. - Class H	355,500	3,667,421
Poly Property Group Co., Ltd.	83,234	23,229
Powerlong Real Estate Holdings, Ltd.	65,000	48,764
Proya Cosmetics Co., Ltd.	5,100	107,951
Qudian, Inc. (ADR) (a) (b)	38,000	47,120
SDIC Power Holdings Co., Ltd. - Class A	539,900	715,449
Semiconductor Manufacturing International Corp. (a)	1,881	4,458
Shaanxi Coal Industry Co., Ltd. Class A	605,100	747,993
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	137,492	505,436
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	43,600	157,526

China—(Continued)
Shandong Sun Paper Industry JSC, Ltd. - Class A	295,900	612,964
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	56,096
Shanghai Construction Group Co., Ltd. - Class A	650,200	294,967
Shanghai Industrial Holdings, Ltd.	54,000	71,969
Shanghai Industrial Urban Development Group, Ltd.	10,800	1,036
Shanghai Pudong Development Bank Co., Ltd. - Class A	265,300	365,801
Shanghai Yuyuan Tourist Mart Group Co., Ltd.	343,300	445,659
Shanxi Taigang Stainless Steel Co., Ltd. Class A	335,600	180,934
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A	1,096,160	701,681
Shenzhen Energy Group Co., Ltd.	254,280	200,295
Shenzhen Expressway Co., Ltd. - Class H	162,000	140,886
Shenzhen International Holdings, Ltd.	208,500	332,334
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	11,800	317,199
Shimao Group Holdings, Ltd.	219,000	910,087
Sinopharm Group Co., Ltd. - Class H	196,800	417,714
Sinotruk Hong Kong, Ltd.	293,000	753,398
SITC International Holdings Co., Ltd.	310,000	430,775
Sun Art Retail Group, Ltd.	406,500	450,326
Sunny Optical Technology Group Co., Ltd.	3,200	49,008
Suofeiya Home Collection Co., Ltd. Class A	45,200	175,452
TAL Education Group (ADR) (a)	15,300	1,163,412
TangShan Port Group Co., Ltd.	930,600	340,936
Tencent Holdings, Ltd.	323,700	21,556,275
Tian Ge Interactive Holdings, Ltd. (144A) (a)	66,231	6,711
Tianneng Power International, Ltd. (b)	166,000	298,018
Tingyi Cayman Islands Holding Corp.	156,000	276,527
Tongkun Group Co., Ltd. - Class A	306,660	625,486
Trip.com Group, Ltd. (ADR) (a)	2,200	68,508
Uni-President China Holdings, Ltd.	277,000	254,366
Vipshop Holdings, Ltd. (ADR) (a)	30,500	477,020
Want Want China Holdings, Ltd.	958,000	668,632
Weichai Power Co., Ltd. - Class H	386,000	778,215
Weichai Power Co., Ltd. Class A	282,600	629,499
Weifu High-Technology Group Co., Ltd. Class A	64,100	237,285
Wuchan Zhongda Group Co., Ltd. Class A	852,700	580,270
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	59,000	344,571
Wuliangye Yibin Co., Ltd. - Class A	14,800	481,771
Wuxi Biologics Cayman, Inc. (144A) (a)	26,500	650,323
Xiaomi Corp. - Class B (144A) (a)	330,000	881,384
Xinxing Ductile Iron Pipes Co., Ltd.	1,217,600	642,284
Xinyi Solar Holdings, Ltd.	134,000	214,502
Yadea Group Holdings, Ltd. (144A) (a)	82,000	121,447
Yuexiu Property Co., Ltd.	748,000	146,352
Yum China Holdings, Inc.	27,100	1,434,945
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	52,080	73,044
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	219,800	350,306
Zhongsheng Group Holdings, Ltd.	142,000	892,509
ZTO Express Cayman, Inc. (ADR)	3,400	101,728

		142,063,375

Colombia—0.2%
Ecopetrol S.A.	1,446,141	716,080
Interconexion Electrica S.A. ESP	16,002	85,216

		801,296

BHFTI-341

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Czech Republic—0.1%
Komercni Banka A/S (a)	1,624	$34,132
Moneta Money Bank (144A)	68,553	157,791
O2 Czech Republic A.S.	10,748	102,206
Philip Morris CR A/S	106	62,910

		357,039

Egypt—0.1%
Eastern Co. S.A.E.	103,095	78,741
ElSewedy Electric Co.	211,031	90,956

		169,697

Greece—0.3%
Hellenic Telecommunications Organization S.A.	53,348	770,146
JUMBO S.A.	8,980	157,802
OPAP S.A.	20,195	191,540

		1,119,488

Hong Kong—0.7%
Bosideng International Holdings, Ltd.	780,000	242,766
Huabao International Holdings, Ltd.	170,000	155,565
Kingboard Laminates Holdings, Ltd.	577,000	794,348
Sino Biopharmaceutical, Ltd.	540,000	591,872
United Laboratories International Holdings, Ltd. (The)	108,000	111,540
Vinda International Holdings, Ltd.	105,000	346,117
WH Group, Ltd. (144A)	87,500	71,219

		2,313,427

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	50,061
MOL Hungarian Oil & Gas plc (a)	2,946	16,055
OTP Bank (a)	1,526	45,898
Richter Gedeon Nyrt	12,504	263,965

		375,979

India—1.5%
Dr Reddy’s Laboratories, Ltd. (ADR)	17,200	1,196,432
Infosys, Ltd. (ADR)	236,700	3,268,827
Vedanta, Ltd. (ADR)	24,500	181,055
Wipro, Ltd. (ADR)	104,900	493,030

		5,139,344

Indonesia—1.3%
Adaro Energy Tbk PT	359,062	27,513
Astra International Tbk PT	802,000	241,287
Bank Central Asia Tbk PT	467,800	853,723
Bank Mandiri Persero Tbk PT	2,807,100	941,961
Bank Rakyat Indonesia Persero Tbk PT	5,188,400	1,064,350
Gudang Garam Tbk PT (a)	78,800	212,444
Indofood CBP Sukses Makmur Tbk PT	246,900	167,301
Indofood Sukses Makmur Tbk PT	1,575,500	759,094
Telekomunikasi Indonesia Persero Tbk PT (ADR)	23,400	406,458

		4,674,131

Malaysia—1.6%
AMMB Holdings Bhd	207,700	150,392
Astro Malaysia Holdings Bhd	472,500	87,581
Berjaya Sports Toto Bhd	109,686	54,229
Carlsberg Brewery Malaysia Bhd	52,800	262,910
Fraser & Neave Holdings Bhd	9,300	72,090
Genting Malaysia Bhd	23,152	11,640
Hartalega Holdings Bhd	72,100	284,753
Heineken Malaysia Bhd	11,400	56,679
Hong Leong Financial Group Bhd	30,700	105,930
KLCCP Stapled Group	38,700	71,977
Kossan Rubber Industries	95,400	318,247
Mah Sing Group Bhd	688,100	110,247
MISC Bhd	300,100	541,469
Petronas Gas Bhd	48,300	191,385
Public Bank Bhd	33,400	126,247
RHB Bank Bhd	551,800	607,028
Sime Darby Bhd	847,900	508,824
Supermax Corp. Bhd (a)	298,112	606,337
Telekom Malaysia Bhd	416,200	415,382
Tenaga Nasional Bhd	202,400	511,679
Top Glove Corp. Bhd	229,200	462,990
YTL Power International Bhd	302,000	48,347

		5,606,363

Mexico—1.7%
Alfa S.A.B. de C.V. - Class A	474,000	293,684
America Movil S.A.B. de C.V.	2,759,700	1,723,603
Arca Continental S.A.B. de C.V.	75,300	324,575
Bolsa Mexicana de Valores S.A.B. de C.V.	41,700	94,069
Concentradora Fibra Danhos S.A. de C.V.	45,400	41,516
Fibra Uno Administracion S.A. de C.V.	385,200	304,167
Fomento Economico Mexicano S.A.B. de C.V.	32,700	183,676
Gruma S.A.B. de C.V.	74,680	826,457
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	8,000	64,184
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	25,200	87,060
Grupo Herdez S.A.B. de C.V.	24,400	44,140
Grupo Mexico S.A.B. de C.V. - Series B	220,400	560,980
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	365,100	576,921
Orbia Advance Corp. S.A.B. de C.V.	220,700	385,076
Wal-Mart de Mexico S.A.B. de C.V.	176,000	421,146

		5,931,254

Peru—0.2%
Credicorp, Ltd.	6,800	843,132

Philippines—0.5%
Aboitiz Power Corp.	273,300	144,038
Cebu Air, Inc. (a)	43,420	33,813
Filinvest Land, Inc.	2,072,000	38,895
Globe Telecom, Inc.	9,140	392,153
International Container Terminal Services, Inc.	119,770	271,867
JG Summit Holdings, Inc.	50,320	62,487
Manila Electric Co.	38,630	215,940
PLDT, Inc.	24,300	670,823
Robinsons Land Corp.	131,900	38,801

BHFTI-342

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Philippines—(Continued)
Semirara Mining & Power Corp.	284,500	$58,568

		1,927,385

Poland—0.4%
Asseco Poland S.A.	11,919	214,267
Bank Polska Kasa Opieki S.A. (a)	21,026	272,993
Cyfrowy Polsat S.A. (a)	52,800	368,392
Dino Polska S.A. (144A) (a)	1,478	86,981
Eurocash S.A. (a)	12,271	45,666
Polskie Gornictwo Naftowe i Gazownictwo S.A.	180,018	234,505
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	6,388	34,987
Powszechny Zaklad Ubezpieczen S.A. (a)	35,528	227,508

		1,485,299

Qatar—0.6%
Masraf Al Rayan QSC	432,559	495,195
Ooredoo QPSC	181,110	332,369
Qatar Electricity & Water Co. QSC	39,194	182,448
Qatar Gas Transport Co., Ltd.	222,590	164,901
Qatar International Islamic Bank QSC	49,090	113,284
Qatar Islamic Bank SAQ	86,509	393,130
Qatar National Bank QPSC	101,926	508,858

		2,190,185

Republic of Korea—1.1%
CJ CheilJedang Corp.	2,321	783,286
DB HiTek Co., Ltd.	13,610	435,793
DB Insurance Co., Ltd.	8,566	333,979
Dongsuh Cos., Inc.	5,398	137,154
DoubleUGames Co., Ltd.	1,932	122,976
Fila Holdings Corp.	2,332	72,413
Hyundai Marine & Fire Insurance Co., Ltd.	4,736	90,453
i-SENS, Inc.	4,947	115,845
Kakao Corp.	933	290,436
Korea Electric Terminal Co., Ltd.	1,989	76,395
LG International Corp.	9,122	120,394
Mirae Asset Daewoo Co., Ltd.	46,563	343,299
Posco International Corp.	9,759	113,192
Silicon Works Co., Ltd.	8,493	326,027
Soulbrain Co., Ltd. (a)	1,977	366,324
Suheung Co., Ltd.	2,718	131,422
Vieworks Co., Ltd.	3,560	91,541

		3,950,929

Russia—2.7%
Gazprom PJSC (ADR)	170,746	742,839
Globaltrans Investment plc (GDR)	41,504	253,212
Lukoil PJSC (ADR)	34,955	2,021,061
Magnit PJSC (GDR)	25,164	375,442
MMC Norilsk Nickel PJSC (ADR)	49,758	1,196,281
Mobile TeleSystems PJSC (ADR)	102,700	896,571
Novatek PJSC (GDR)	125	17,104
Novolipetsk Steel PJSC (GDR)	14,597	322,876
Sberbank of Russia PJSC (ADR) (a)	183,424	2,139,953
Severstal PAO (GDR)	21,776	276,610

Russia—(Continued)
Tatneft PJSC (ADR) (a)	6,122	218,720
X5 Retail Group NV (GDR)	26,318	973,632

		9,434,301

Saudi Arabia—2.6%
Abdullah Al Othaim Markets Co.	14,251	492,540
Advanced Petrochemical Co.	27,434	432,313
Al Rajhi Bank	100,518	1,761,586
Almarai Co. JSC	19,474	274,730
Arab National Bank	57,404	310,245
Arriyadh Development Co.	137,861	615,454
Bank Al-Jazira	223,694	836,564
Banque Saudi Fransi	40,193	346,316
Jarir Marketing Co.	6,847	342,197
Leejam Sports Co. JSC	4,056	77,532
Mobile Telecommunications Co. Saudi Arabia (a)	69,142	250,072
Mouwasat Medical Services Co.	3,624	120,822
National Commercial Bank	41,292	409,201
National Gas & Industrialization Co.	6,198	50,574
National Medical Care Co.	3,401	50,089
Qassim Cement Co. (The)	9,672	191,121
Riyad Bank	34,970	173,889
Samba Financial Group	21,048	151,043
Saudi Airlines Catering Co.	797	17,560
Saudi Arabian Oil Co. (144A)	47,036	450,340
Saudi Basic Industries Corp.	19,360	456,540
Saudi Industrial Investment Group	5,309	32,998
Saudi Telecom Co.	19,522	523,273
Saudia Dairy & Foodstuff Co.	4,344	211,350
United International Transportation Co.	34,774	315,339
Yanbu National Petrochemical Co.	11,262	176,343

		9,070,031

Singapore—0.2%
BOC Aviation, Ltd. (144A)	87,700	597,430

South Africa—3.4%
Absa Group, Ltd.	9,060	48,205
Anglo American Platinum, Ltd.	4,152	288,023
AngloGold Ashanti, Ltd.	7,036	183,819
Aspen Pharmacare Holdings, Ltd. (a)	38,237	271,980
Astral Foods, Ltd.	8,795	69,126
AVI, Ltd.	10,674	47,361
Coronation Fund Managers, Ltd.	100,826	242,331
Gold Fields, Ltd.	47,784	584,486
Harmony Gold Mining Co., Ltd. (a)	27,287	144,991
Impala Platinum Holdings, Ltd.	70,220	609,349
Imperial Logistics, Ltd.	11,920	26,939
Kumba Iron Ore, Ltd.	18,684	552,243
Life Healthcare Group Holdings, Ltd. (b)	730,508	744,674
Momentum Metropolitan Holdings	179,343	165,635
Motus Holdings, Ltd.	39,833	102,783
MTN Group, Ltd.	44,989	151,353
Naspers, Ltd. - N Shares	25,490	4,495,839
Netcare, Ltd.	102,144	78,776
Old Mutual, Ltd.	696,192	429,991

BHFTI-343

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Rand Merchant Investment Holdings, Ltd.	77,834	$134,851
Reunert, Ltd.	45,892	78,669
Sanlam, Ltd.	48,169	149,206
Shoprite Holdings, Ltd. (b)	50,807	414,080
Sibanye Stillwater, Ltd.	78,187	217,585
Standard Bank Group, Ltd.	47,949	308,784
Tiger Brands, Ltd.	39,075	444,714
Truworths International, Ltd.	84,139	156,391
Vodacom Group, Ltd.	68,934	506,708
Woolworths Holdings, Ltd.	99,277	208,489

		11,857,381

South Korea—10.6%
AmorePacific Group	2,887	119,799
Celltrion, Inc. (a)	2,428	534,201
Cheil Worldwide, Inc.	21,303	381,269
Chong Kun Dang Pharmaceutical Corp.	2,001	285,524
CJ Corp.	1,059	73,162
CJ ENM Co., Ltd.	1,840	223,657
Com2uSCorp	6,138	601,997
Coway Co., Ltd.	2,270	155,764
Daelim Industrial Co., Ltd.	3,624	239,594
Daishin Securities Co., Ltd.	20,638	210,846
Dong-A ST Co., Ltd.	1,121	88,804
E-Mart, Inc.	3,035	363,832
Green Cross Corp.	1,214	229,615
Green Cross Holdings Corp.	3,469	69,041
GS Home Shopping, Inc.	2,473	272,178
GS Retail Co., Ltd.	4,213	121,631
Hana Financial Group, Inc.	6,520	155,175
Handsome Co., Ltd.	1,122	28,996
Hansol Paper Co., Ltd.	5,075	60,315
Huchems Fine Chemical Corp.	13,995	249,143
Hyosung TNC Co., Ltd.	513	56,319
Hyundai Glovis Co., Ltd.	5,203	650,883
Hyundai Home Shopping Network Corp.	1,412	86,032
Hyundai Mobis Co., Ltd.	5,783	1,135,958
Hyundai Motor Co.	10,653	1,623,757
Il Dong Pharmaceutical Co., Ltd. (a)	3,521	50,686
KB Financial Group, Inc.	43,652	1,407,763
KEPCO Plant Service & Engineering Co., Ltd.	10,900	251,978
Kia Motors Corp.	32,177	1,311,324
KIWOOM Securities Co., Ltd.	3,269	282,754
Korea Investment Holdings Co., Ltd.	2,221	140,093
Korea Real Estate Investment & Trust Co., Ltd.	29,637	44,578
KT&G Corp.	15,466	1,091,856
Kumho Petrochemical Co., Ltd.	5,407	503,130
LG Chem, Ltd.	1,830	1,021,788
LG Electronics, Inc.	14,962	1,187,141
LG Household & Health Care, Ltd.	60	74,488
LG Innotek Co., Ltd.	5,767	763,398
LS Electric Co., Ltd.	4,059	195,929
NAVER Corp.	4,089	1,035,298
Netmarble Corp. (144A) (a)	174	24,472
NH Investment & Securities Co., Ltd.	29,882	236,140
POSCO	2,109	354,439

South Korea—(Continued)
Samjin Pharmaceutical Co., Ltd.	5,071	124,984
Samsung C&T Corp.	3,337	299,235
Samsung Electro-Mechanics Co., Ltd.	8,251	979,470
Samsung Electronics Co., Ltd.	270,715	13,640,158
Samsung Engineering Co., Ltd. (a)	46,555	419,509
Samsung SDI Co., Ltd.	1,144	423,467
Samsung Securities Co., Ltd.	12,573	328,609
Shinhan Financial Group Co., Ltd.	41,414	963,095
SK Gas, Ltd.	1,348	112,072
SK Holdings Co., Ltd.	3,662	620,816
SK Hynix, Inc.	18,827	1,350,870

		37,257,032

Taiwan—12.9%
Acer, Inc.	120,000	103,349
Acter Group Corp., Ltd.	14,000	92,155
Asia Vital Components Co., Ltd.	73,000	170,272
Asustek Computer, Inc.	42,000	369,122
Bioteque Corp.	17,000	80,996
Cathay Financial Holding Co., Ltd.	842,251	1,125,502
Cheng Uei Precision Industry Co., Ltd.	88,000	124,896
Chinatrust Financial Holding Co., Ltd.	2,047,000	1,301,618
ChipMOS Technologies, Inc.	391,000	387,256
Chong Hong Construction Co., Ltd.	35,000	96,728
Chunghwa Telecom Co., Ltd. (ADR)	1,800	65,214
Compeq Manufacturing Co., Ltd.	324,000	458,722
Delta Electronics, Inc.	37,000	242,626
E Ink Holdings, Inc.	321,000	422,984
Elan Microelectronics Corp.	28,000	141,669
Far Eastern Department Stores, Ltd.	265,000	223,363
Far Eastern International Bank	156,180	55,362
Far Eastern New Century Corp.	78,000	68,214
First Financial Holding Co., Ltd.	1,377,171	979,537
Fubon Financial Holding Co., Ltd.	847,000	1,229,641
Gamania Digital Entertainment Co., Ltd.	98,000	212,946
Great Wall Enterprise Co., Ltd.	55,000	80,484
Ho Tung Chemical Corp.	236,000	81,790
Hon Hai Precision Industry Co., Ltd.	677,000	1,812,412
Huaku Development Co., Ltd.	50,000	148,920
King Yuan Electronics Co., Ltd.	41,000	43,359
King’s Town Bank Co., Ltd.	200,000	256,468
Kung Long Batteries Industrial Co., Ltd.	7,000	33,053
Lite-On Technology Corp.	438,000	697,418
Lotes Co., Ltd.	17,000	272,222
MediaTek, Inc.	47,000	991,085
Mega Financial Holding Co., Ltd.	704,000	676,296
Nantex Industry Co., Ltd.	46,000	79,530
Nien Made Enterprise Co., Ltd.	18,000	214,416
Novatek Microelectronics Corp.	112,000	1,032,582
Pegatron Corp.	397,000	877,314
Pou Chen Corp.	628,000	569,387
Powertech Technology, Inc.	189,000	564,966
Simplo Technology Co., Ltd.	24,000	249,393
Sino-American Silicon Products, Inc.	201,000	675,270
SinoPac Financial Holdings Co., Ltd.	2,101,000	789,575
Syncmold Enterprise Corp.	27,000	78,400

BHFTI-344

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Taishin Financial Holding Co., Ltd.	1,770,023	$782,899
Taiwan Cement Corp.	364,939	523,236
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	72,273
Taiwan Semiconductor Manufacturing Co., Ltd.	1,392,000	20,905,857
Taiwan Styrene Monomer	231,000	128,950
Teco Electric and Machinery Co., Ltd.	127,000	130,990
Test Research, Inc.	28,000	55,267
Tong Yang Industry Co., Ltd.	16,245	20,104
Tripod Technology Corp.	148,000	565,090
TXC Corp.	52,000	130,564
Uni-President Enterprises Corp.	103,000	222,692
United Microelectronics Corp.	1,498,000	1,468,311
Wistron Corp.	444,000	459,451
Yuanta Financial Holding Co., Ltd.	1,694,160	1,045,501
Zhen Ding Technology Holding, Ltd.	156,000	682,814

		45,370,511

Thailand—1.6%
Advanced Info Service PCL	6,900	37,236
AP Thailand PCL (NVDR)	360,200	65,525
Carabao Group PCL - Class F	44,000	162,462
Charoen Pokphand Foods PCL (NVDR)	563,200	497,660
Chularat Hospital PCL Class F	3,660,600	277,253
Delta Electronics Thailand PCL	39,500	195,085
GFPT PCL	21,123	8,199
PTT Exploration & Production PCL	26,600	66,316
PTT Exploration & Production PCL (NVDR)	305,300	769,036
PTT Global Chemical PCL (NVDR)	197,300	247,076
PTT PCL	1,105,100	1,115,998
Quality Houses PCL (NVDR)	4,946,900	343,795
Siam Cement PCL (The)	42,800	434,922
SPCG PCL	70,100	43,138
Supalai PCL	311,200	152,224
Thai Union Group PCL (NVDR)	895,900	396,355
Thai Vegetable Oil PCL (NVDR)	116,200	120,257
Thanachart Capital PCL	359,200	328,735
Tisco Financial Group PCL (NVDR)	242,200	488,103

		5,749,375

Turkey—0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	131,925	353,453
Coca-Cola Icecek A/S	51,104	296,515
Ford Otomotiv Sanayi A/S	42,061	476,042
KOC Holding A/S	35,860	68,043
Tofas Turk Otomobil Fabrikasi A/S	12,428	39,548
Turk Telekomunikasyon A/S	182,643	168,706
Turkcell Iletisim Hizmetleri A/S	238,948	469,723

		1,872,030

United Arab Emirates—0.7%
Abu Dhabi Islamic Bank PJSC	135,223	157,992
Air Arabia PJSC	263,945	80,734
Aldar Properties PJSC	369,149	202,175
Dubai Islamic Bank PJSC	511,564	604,258
Emaar Malls Group PJSC (a)	367,812	149,432

United Arab Emirates—(Continued)
Emirates NBD Bank PJSC	215,973	628,700
Emirates Telecommunications Group Co. PJSC	146,461	665,473

		2,488,764

United States—0.1%
JBS S.A.	139,100	511,974

Total Common Stocks (Cost $296,879,524)		316,864,959

Mutual Fund—7.6%

India—7.6%
iShares MSCI India ETF (b) (Cost $27,712,087)	788,000	26,681,680

Preferred Stocks—1.6%

Brazil—0.9%
Banco Bradesco S.A.	141,300	488,369
Itausa S.A.	427,800	670,354
Lojas Americanas S.A.	79,600	402,401
Petroleo Brasileiro S.A.	283,700	990,644
Randon S.A. Implementos e Participacoes	33,100	71,730
Telefonica Brasil S.A.	52,800	408,229

		3,031,727

Chile—0.1%
Embotelladora Andina S.A.	163,576	361,505

South Korea—0.6%
Samsung Electronics Co., Ltd.	49,398	2,131,183

Total Preferred Stocks (Cost $5,830,468)		5,524,415

Rights—0.0%

Thailand—0.0%
Siam Cement PCL (The) (Cost $0)	6,032	0

Short-Term Investment—0.6%

Mutual Fund—0.6%
AIM STIT-STIC Prime Portfolio	2,090,820	2,090,820

Total Short-Term Investments (Cost $2,090,820)		2,090,820

BHFTI-345

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments(c)—7.3%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—2.9%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,000,015; collateralized by various Common Stock with an aggregate market value of $3,333,820.	3,000,000	$3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,200,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,900,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,958,000.	2,900,000	2,900,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,266,775; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,332,105.	3,266,770	3,266,770

		10,366,770

Mutual Funds—4.4%
AB Government Money Market Portfolio, Institutional Class 0.050% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (d)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (d)	2,400,000	2,400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.020% (d)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	3,600,000	3,600,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (d)	1,600,000	1,600,000

		15,600,000

Total Securities Lending Reinvestments (Cost $25,966,770)		25,966,770

Total Investments—107.0% (Cost $358,479,669)		377,128,644
Other assets and liabilities (net)—(7.0)%		(24,633,181)

Net Assets—100.0%		$352,495,463

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $25,939,930 and the collateral received consisted of cash in the amount of $25,966,770 and non-cash collateral with a value of $508,265. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $5,441,257, which is 1.5% of net assets.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	13.1
Banks	10.8
Semiconductors & Semiconductor Equipment	8.1
Interactive Media & Services	7.6
Technology Hardware, Storage & Peripherals	5.8
Oil, Gas & Consumable Fuels	4.0
Insurance	2.9
Metals & Mining	2.5
Electronic Equipment, Instruments & Components	2.4
Wireless Telecommunication Services	2.2

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI Emerging Markets Index Mini Futures	12/18/20	47	USD	2,557,975	$19,170

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

BHFTI-346

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$53,766	$—	$—	$53,766
Brazil	12,874,667	—	—	12,874,667
Canada	168,966	—	—	168,966
Chile	610,408	—	—	610,408
China	45,089,763	96,973,612	—	142,063,375
Colombia	801,296	—	—	801,296
Czech Republic	—	357,039	—	357,039
Egypt	—	169,697	—	169,697
Greece	—	1,119,488	—	1,119,488
Hong Kong	—	2,313,427	—	2,313,427
Hungary	—	375,979	—	375,979
India	5,139,344	—	—	5,139,344
Indonesia	406,458	4,267,673	—	4,674,131
Malaysia	—	5,606,363	—	5,606,363
Mexico	5,931,254	—	—	5,931,254
Peru	843,132	—	—	843,132
Philippines	—	1,927,385	—	1,927,385
Poland	—	1,485,299	—	1,485,299
Qatar	—	2,190,185	—	2,190,185
Republic of Korea	366,324	3,584,605	—	3,950,929
Russia	896,571	8,537,730	—	9,434,301
Saudi Arabia	—	9,070,031	—	9,070,031
Singapore	—	597,430	—	597,430
South Africa	—	11,857,381	—	11,857,381
South Korea	—	37,257,032	—	37,257,032
Taiwan	65,214	45,305,297	—	45,370,511
Thailand	2,821,568	2,927,807	—	5,749,375
Turkey	—	1,872,030	—	1,872,030
United Arab Emirates	—	2,488,764	—	2,488,764
United States	511,974	—	—	511,974
Total Common Stocks	76,580,705	240,284,254	—	316,864,959
Total Mutual Fund*	26,681,680	—	—	26,681,680
Preferred Stocks
Brazil	3,031,727	—	—	3,031,727
Chile	361,505	—	—	361,505
South Korea	—	2,131,183	—	2,131,183
Total Preferred Stocks	3,393,232	2,131,183	—	5,524,415
Total Rights*	—	0	—	0
Total Short-Term Investment*	2,090,820	—	—	2,090,820

BHFTI-347

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$10,366,770	$—	$10,366,770
Mutual Funds	15,600,000	—	—	15,600,000
Total Securities Lending Reinvestments	15,600,000	10,366,770	—	25,966,770
Total Investments	$124,346,437	$252,782,207	$—	$377,128,644

Collateral for Securities Loaned (Liability)	$—	$(25,966,770)	$—	$(25,966,770)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$19,170	$—	$—	$19,170

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-348

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—98.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.4%
Consumer Discretionary Select Sector SPDR Fund (a)	143,277	$21,058,853
Consumer Staples Select Sector SPDR Fund (a) (b)	667,751	42,802,839
Industrial Select Sector SPDR Fund (a) (b)	273,337	21,041,482
iShares Core MSCI Emerging Markets ETF	2,407,908	127,137,542
iShares Core S&P Mid-Cap ETF (b)	219,323	40,642,745
iShares Core S&P Small-Cap ETF (b)	280,700	19,713,561
iShares MSCI Canada ETF (b)	772,849	21,183,791
iShares MSCI EAFE ETF (b)	2,127,034	135,385,714
iShares TIPS Bond ETF (b)	845,399	106,942,974
SPDR Bloomberg Barclays High Yield Bond ETF (a)	2,617,525	272,929,332
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,880,692	105,894,238
SPDR S&P 500 ETF Trust (a) (b)	2,031,044	680,176,325
SPDR S&P International Small Cap ETF (a) (b)	1,408,346	42,757,385
Technology Select Sector SPDR Fund (a) (b)	380,334	44,384,978
Vanguard FTSE Europe ETF (b)	1,560,207	81,801,653
Vanguard Long-Term Corporate Bond ETF (b)	197,500	21,108,800
Vanguard Total Bond Market ETF	3,124,330	275,628,393

Total Mutual Funds (Cost $1,843,693,978)		2,060,590,605

Short-Term Investment—1.5%

Mutual Fund—1.5%
AIM STIT-STIC Prime Portfolio	32,706,757	32,706,757

Total Short-Term Investments (Cost $32,706,757)		32,706,757

Securities Lending Reinvestments (c)—30.5%

Certificates of Deposit—8.7%
Banco del Estado de Chile 0.250%, 01/04/21	7,000,000	7,000,000
Bank of Nova Scotia 1.820%, 10/06/20	2,007,794	2,000,556
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (d)	6,000,000	6,001,128
0.271%, 1M LIBOR + 0.120%, 02/11/21 (d)	5,000,000	5,001,120
0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	5,000,000	5,000,410
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	15,000,000	15,003,720
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (d)	12,000,000	12,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	10,000,000	10,004,370
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (d)	5,000,000	5,000,290
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (d)	7,000,000	7,001,932
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (d)	5,000,000	4,994,410
0.281%, SOFR + 0.210%, 02/22/21 (d)	5,000,000	4,994,410
Industrial & Commercial Bank of China Corp. 0.650%, 10/15/20	20,000,000	20,003,180

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	9,993,870	9,997,300
Mizuho Bank, Ltd. 0.250%, 03/22/21	20,000,000	20,000,960
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	6,500,000	6,500,195
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	4,000,000	4,000,900
Sumitomo Mitsui Banking Corp. Zero Coupon, 12/09/20	4,996,640	4,997,950
Sumitomo Mitsui Trust Bank, Ltd. 0.240%, SOFR + 0.170%, 03/22/21 (d)	10,000,000	10,000,070
Svenska Handelsbanken AB 0.361%, 3M LIBOR + 0.110%, 12/03/20 (d)	8,000,000	8,002,520
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	5,000,000	5,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	10,000,000	9,998,870

		182,504,291

Commercial Paper—0.2%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	2,000,130

		4,000,076

Master Demand Notes—0.6%
Natixis Financial Products LLC 0.310%, OBFR + 0.230%, 10/01/20	12,000,000	12,000,000

Repurchase Agreements—11.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $20,700,104; collateralized by various Common Stock with an aggregate market value of $23,003,361.	20,700,000	20,700,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $20,031,689; collateralized by various Common Stock with an aggregate market value of $22,227,474.	20,000,000	20,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $20,007,000; collateralized by various Common Stock with an aggregate market value of $22,000,001.	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000

BHFTI-349

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $10,004,181; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $10,963,644.	10,000,000	$10,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $15,300,043; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $15,606,001.	15,300,000	15,300,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $20,000,033; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $22,522,024; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $22,972,426.	22,521,986	22,521,986
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $53,800,314; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $59,646,455.	53,800,000	53,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $11,000,061; collateralized by various Common Stock with an aggregate market value of $12,224,188.	11,000,000	11,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $11,000,524; collateralized by various Common Stock with an aggregate market value of $12,224,188.	11,000,000	11,000,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,800,192; collateralized by various Common Stock with an aggregate market value of $4,223,182.	3,800,000	3,800,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $13,950,081; collateralized by various Common Stock with an aggregate market value of $15,505,966.	13,950,000	13,950,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $14,000,653; collateralized by various Common Stock with an aggregate market value of $15,561,543.	14,000,000	14,000,000

		241,071,986

Time Deposit—0.5%
United of Omaha Life Insurance Co. 0.390%, 3M LIBOR + 0.140%, 10/30/20 (d)	10,000,000	10,000,000

Mutual Funds—9.0%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	28,000,000	28,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	54,843,828	54,843,828
Fidelity Government Portfolio, Institutional Class 0.030% (e)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	50,000,000	50,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	14,700,000	14,700,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	13,106,106	13,106,106

Total Mutual Funds		188,649,934

Total Securities Lending Reinvestments (Cost $638,216,092)		638,226,287

Total Investments—130.4% (Cost $2,514,616,827)		2,731,523,649
Other assets and liabilities (net)—(30.4)%		(637,391,768)

Net Assets—100.0%		$2,094,131,881

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $629,211,961 and the collateral received consisted of cash in the amount of $638,208,931 and non-cash collateral with a value of $419,296. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

BHFTI-350

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,060,590,605	$—	$—	$2,060,590,605
Total Short-Term Investment*	32,706,757	—	—	32,706,757
Securities Lending Reinvestments
Certificates of Deposit	—	182,504,291	—	182,504,291
Commercial Paper	—	4,000,076	—	4,000,076
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	241,071,986	—	241,071,986
Time Deposit	—	10,000,000	—	10,000,000
Mutual Funds	188,649,934	—	—	188,649,934
Total Securities Lending Reinvestments	188,649,934	449,576,353	—	638,226,287
Total Investments	$2,281,947,296	$449,576,353	$—	$2,731,523,649

Collateral for Securities Loaned (Liability)	$—	$(638,208,931)	$—	$(638,208,931)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-351

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—98.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.4%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	54,712	$8,041,570
Consumer Staples Select Sector SPDR Fund (a) (b)	254,548	16,316,527
Industrial Select Sector SPDR Fund (a) (b)	104,306	8,029,476
iShares Core MSCI Emerging Markets ETF (a)	1,223,463	64,598,846
iShares Core S&P Mid-Cap ETF (a)	215,268	39,891,313
iShares Core S&P Small-Cap ETF (a)	335,127	23,535,969
iShares MSCI Canada ETF (a)	577,378	15,825,931
iShares MSCI EAFE ETF	1,557,992	99,166,191
iShares TIPS Bond ETF (a)	193,359	24,459,914
SPDR Bloomberg Barclays High Yield Bond ETF (b)	614,247	64,047,535
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	1,098,307	40,373,765
SPDR S&P 500 ETF Trust (a) (b)	893,004	299,058,110
SPDR S&P International Small Cap ETF (a) (b)	804,494	24,424,438
Technology Select Sector SPDR Fund (a) (b)	138,996	16,220,833
Vanguard FTSE Europe ETF (a)	594,250	31,156,527
Vanguard Long-Term Corporate Bond ETF (a)	75,257	8,043,468

Total Mutual Funds (Cost $685,167,153)		783,190,413

Short-Term Investment—1.5%

Mutual Fund—1.5%
AIM STIT-STIC Prime Portfolio	12,039,617	12,039,617

Total Short-Term Investments (Cost $12,039,617)		12,039,617

Securities Lending Reinvestments (c)—29.6%

Certificates of Deposit—4.5%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000
Bank of Nova Scotia 1.820%, 10/06/20	3,011,691	3,000,834
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,000,164
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	3,000,000	3,000,744
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	2,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	5,000,000	5,002,185
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	2,000,000	1,997,764
0.281%, SOFR + 0.210%, 02/22/21 (d)	2,000,000	1,997,764
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	1,998,774	1,999,460
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,075
Societe Generale 0.390%, 3M LIBOR + 0.170%, 12/31/20 (d)	3,000,000	3,000,738
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	5,000,000	4,999,435

		35,499,163

Commercial Paper—0.2%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946

Repurchase Agreements—16.2%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $20,000,100; collateralized by various Common Stock with an aggregate market value of $22,225,470.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $10,015,844; collateralized by various Common Stock with an aggregate market value of $11,113,737.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,820.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $4,384,963.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $19,200,053; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $19,584,003.	19,200,000	19,200,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $7,000,019; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $7,140,000.	7,000,000	7,000,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $20,000,033; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $14,671,964; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $14,965,379.	14,671,940	14,671,940

BHFTI-352

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $15,000,088; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $16,630,052.	15,000,000	$15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,200,012; collateralized by various Common Stock with an aggregate market value of $2,444,838.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $3,200,152; collateralized by various Common Stock with an aggregate market value of $3,556,127.	3,200,000	3,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,500,076; collateralized by various Common Stock with an aggregate market value of $1,667,045.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,000,327; collateralized by various Common Stock with an aggregate market value of $7,780,771.	7,000,000	7,000,000

		128,771,940

Time Deposit—0.4%
United of Omaha Life Insurance Co. 0.390%, 3M LIBOR + 0.140%, 10/30/20 (d)	3,000,000	3,000,000

Mutual Funds—8.3%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	20,000,000	20,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	15,000,000	15,000,000
U.S. Government Money Market Fund, Institutional Share 0.010% (e)	3,700,000	3,700,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	20,000,000	20,000,000

		65,700,000

Total Securities Lending Reinvestments (Cost $234,971,036)		234,971,049
Total Investments—129.5% (Cost $932,177,806)		1,030,201,079

Other assets and liabilities (net)—(29.5)%		(234,712,352)

Net Assets—100.0%		$795,488,727

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $231,341,867 and the collateral received consisted of cash in the amount of $234,971,110. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-353

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$783,190,413	$—	$—	$783,190,413
Total Short-Term Investment*	12,039,617	—	—	12,039,617
Securities Lending Reinvestments
Certificates of Deposit	—	35,499,163	—	35,499,163
Commercial Paper	—	1,999,946	—	1,999,946
Repurchase Agreements	—	128,771,940	—	128,771,940
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	65,700,000	—	—	65,700,000
Total Securities Lending Reinvestments	65,700,000	169,271,049	—	234,971,049
Total Investments	$860,930,030	$169,271,049	$—	$1,030,201,079

Collateral for Securities Loaned (Liability)	$—	$(234,971,110)	$—	$(234,971,110)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-354

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Boeing Co. (The)	151,005	$24,955,086

Air Freight & Logistics—3.2%
United Parcel Service, Inc. - Class B	510,414	85,050,285

Airlines—0.8%
Southwest Airlines Co. (a)	571,840	21,444,000

Auto Components—0.9%
Magna International, Inc.	529,237	24,212,593

Banks—6.7%
Bank of America Corp.	868,900	20,931,801
Fifth Third Bancorp	2,092,374	44,609,414
JPMorgan Chase & Co.	418,735	40,311,618
Signature Bank (a)	168,100	13,950,619
Wells Fargo & Co.	2,585,508	60,785,293

		180,588,745

Beverages—1.5%
Coca-Cola Co. (The)	423,000	20,883,510
PepsiCo, Inc.	140,022	19,407,049

		40,290,559

Biotechnology—2.1%
AbbVie, Inc.	432,300	37,865,157
Gilead Sciences, Inc.	284,331	17,966,876

		55,832,033

Building Products—0.8%
Fortune Brands Home & Security, Inc.	246,100	21,292,572

Capital Markets—4.8%
Charles Schwab Corp. (The) (a)	699,800	25,353,754
Morgan Stanley	1,609,971	77,842,098
State Street Corp.	429,000	25,452,570

		128,648,422

Chemicals—3.0%
CF Industries Holdings, Inc.	793,991	24,383,464
DuPont de Nemours, Inc.	1,005,382	55,778,593

		80,162,057

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	248,421	15,665,428

Communications Equipment—1.5%
Cisco Systems, Inc.	1,030,787	40,602,700

Consumer Finance—0.8%
Capital One Financial Corp. (a)	318,234	22,868,295

Containers & Packaging—1.7%
International Paper Co. (a)	1,125,250	45,617,635

Diversified Financial Services—1.1%
Equitable Holdings, Inc. (a)	1,565,285	28,550,798

Diversified Telecommunication Services —1.2%
Verizon Communications, Inc.	562,804	33,481,210

Electric Utilities—5.5%
Edison International (a)	602,656	30,639,031
NextEra Energy, Inc.	157,799	43,798,691
Southern Co. (The)	1,353,729	73,399,186

		147,836,908

Electrical Equipment—0.6%
Rockwell Automation, Inc. (a)	79,000	17,433,720

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	241,794	23,632,946

Energy Equipment & Services—0.4%
Schlumberger NV	660,700	10,280,492

Entertainment—1.0%
Walt Disney Co. (The) (a)	219,247	27,204,168

Equity Real Estate Investment Trusts —3.0%
SL Green Realty Corp. (a)	368,000	17,064,160
Welltower, Inc.	167,000	9,200,030
Weyerhaeuser Co.	1,873,233	53,424,605

		79,688,795

Food & Staples Retailing—1.1%
Walmart, Inc.	215,269	30,118,286

Food Products—3.9%
Bunge, Ltd.	494,686	22,607,150
Conagra Brands, Inc. (a)	965,800	34,488,718
Tyson Foods, Inc. - Class A	806,840	47,990,843

		105,086,711

Health Care Equipment & Supplies —6.2%
Becton Dickinson & Co.	176,413	41,047,777
Hologic, Inc. (b)	568,118	37,762,803
Medtronic plc	570,256	59,261,004
Zimmer Biomet Holdings, Inc.	214,000	29,133,960

		167,205,544

Health Care Providers & Services —1.4%
CVS Health Corp.	661,152	38,611,277

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp.	344,268	16,063,545

Household Products—1.0%
Kimberly-Clark Corp.	190,313	28,101,618

BHFTI-355

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.3%
General Electric Co.	9,773,449	$60,888,587

Insurance—6.0%
American International Group, Inc.	2,035,245	56,030,295
Chubb, Ltd.	513,968	59,681,964
Marsh & McLennan Cos., Inc.	320,156	36,721,893
Principal Financial Group, Inc.	239,400	9,640,638

		162,074,790

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	51,875	22,903,850

Machinery—2.4%
Caterpillar, Inc.	103,000	15,362,450
Cummins, Inc.	109,000	23,016,440
Illinois Tool Works, Inc.	129,151	24,953,265

		63,332,155

Media—3.0%
Comcast Corp. - Class A	766,419	35,454,543
Fox Corp. - Class B	862,154	24,114,447
News Corp. - Class A	1,535,036	21,521,205

		81,090,195

Multi-Utilities—1.5%
Ameren Corp.	304,000	24,040,320
Sempra Energy	139,073	16,460,680

		40,501,000

Multiline Retail—0.1%
Kohl’s Corp. (a)	98,364	1,822,685

Oil, Gas & Consumable Fuels—6.1%
ConocoPhillips	514,700	16,902,748
Enbridge, Inc.	508,700	14,854,040
Exxon Mobil Corp.	757,416	26,002,091
Pioneer Natural Resources Co.	207,500	17,842,925
TC Energy Corp.	758,973	31,892,046
TOTAL SE (ADR)	1,608,718	55,179,027

		162,672,877

Pharmaceuticals—5.5%
Elanco Animal Health, Inc. (a) (b)	777,013	21,701,973
Johnson & Johnson	356,259	53,039,840
Merck & Co., Inc.	201,912	16,748,600
Perrigo Co. plc	428,601	19,677,072
Pfizer, Inc.	992,495	36,424,567

		147,592,052

Professional Services—0.5%
Nielsen Holdings plc (a)	915,500	12,981,790

Semiconductors & Semiconductor Equipment—6.9%
Applied Materials, Inc.	802,142	47,687,342
NXP Semiconductors NV	148,200	18,496,842
QUALCOMM, Inc.	648,519	76,317,716
Texas Instruments, Inc.	298,803	42,666,080

		185,167,980

Software—2.6%
Microsoft Corp.	328,704	69,136,312

Specialty Retail—1.0%
TJX Cos., Inc. (The)	507,000	28,214,550

Tobacco—1.6%
Philip Morris International, Inc.	586,653	43,993,109

Total Common Stocks (Cost $2,593,516,029)		2,622,898,360

Convertible Preferred Stocks—1.5%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	246,505	11,472,343

Health Care Equipment & Supplies—0.3%
Becton Dickinson and Co. 6.000%, 06/01/23 (a)	137,731	7,251,537

Multi-Utilities—0.8%
Sempra Energy 6.000%, 01/15/21	177,718	17,496,337
6.750%, 07/15/21 (a)	45,416	4,451,222

		21,947,559

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23	19,833	879,792

Total Convertible Preferred Stocks (Cost $42,592,069)		41,551,231

Short-Term Investment—1.0%

Mutual Fund—1.0%
T. Rowe Price Treasury Reserve Fund (c)	25,540,166	25,540,166

Total Short-Term Investments (Cost $25,540,166)		25,540,166

Securities Lending Reinvestments (d)—4.5%

Certificates of Deposit—2.2%
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (e)	2,000,000	2,000,000

BHFTI-356

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (e)	4,000,000	$4,001,936
1.820%, 10/06/20	2,007,794	2,000,556
BNP Paribas S.A. New York 0.271%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (e)	6,000,000	6,000,492
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	5,000,000	5,002,185
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	2,000,000	2,000,116
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (e)	1,000,000	998,882
0.281%, SOFR + 0.210%, 02/22/21 (e)	1,000,000	998,882
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd. 0.250%, 03/22/21	3,000,000	3,000,144
National Westminster Bank plc
Zero Coupon, 12/03/20	2,998,501	2,998,860
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (e)	1,000,000	1,000,630
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	5,000,000	4,999,310
0.452%, 3M LIBOR + 0.150%, 10/02/20 (e)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (e)	2,000,000	2,000,152
0.311%, 3M LIBOR + 0.060%, 01/29/21 (e)	3,000,000	3,000,387
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (e)	4,000,000	3,999,832
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (e)	5,000,000	5,004,980

		59,005,778

Repurchase Agreements—2.3%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $10,000,050; collateralized by various Common Stock with an aggregate market value of $11,112,735.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,501,045; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,740,910.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $10,004,180; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $10,962,406.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $13,502,287; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $13,772,309.	13,502,264	13,502,264
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $6,000,035; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $6,652,021.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,000,152; collateralized by various Common Stock with an aggregate market value of $3,334,091.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $8,000,373; collateralized by various Common Stock with an aggregate market value of $8,892,310.	8,000,000	8,000,000

		63,002,264

Total Securities Lending Reinvestments (Cost $121,998,710)		122,008,042

Total Investments—104.6% (Cost $2,783,646,974)		2,811,997,799

Other assets and liabilities (net)—(4.6)%		(124,207,007)

Net Assets—100.0%		$2,687,790,792

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $119,850,559 and the collateral received consisted of cash in the amount of $122,004,722. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-357

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,622,898,360	$—	$—	$2,622,898,360
Total Convertible Preferred Stocks*	41,551,231	—	—	41,551,231
Total Short-Term Investment*	25,540,166	—	—	25,540,166
Total Securities Lending Reinvestments*	—	122,008,042	—	122,008,042
Total Investments	$2,689,989,757	$122,008,042	$—	$2,811,997,799

Collateral for Securities Loaned (Liability)	$—	$(122,004,722)	$—	$(122,004,722)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-358

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
BWX Technologies, Inc. (a)	209,000	$11,768,790
L3Harris Technologies, Inc.	47,000	7,982,480
Textron, Inc.	583,000	21,040,470

		40,791,740

Airlines—0.2%
Alaska Air Group, Inc.	98,000	3,589,740

Auto Components—1.0%
Aptiv plc	170,000	15,585,600
Visteon Corp. (b)	3,350	231,887

		15,817,487

Banks—0.3%
Webster Financial Corp.	193,000	5,097,130

Biotechnology—5.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	49,000	2,021,250
Alkermes plc (b)	365,000	6,048,050
Alnylam Pharmaceuticals, Inc. (b)	61,000	8,881,600
Argenx SE (ADR) (a) (b)	36,000	9,450,720
Ascendis Pharma A/S (ADR) (b)	22,000	3,395,040
Exact Sciences Corp. (a) (b)	98,000	9,991,100
Incyte Corp. (b)	146,000	13,102,040
Ionis Pharmaceuticals, Inc. (b)	147,000	6,975,150
Neurocrine Biosciences, Inc. (a) (b)	73,000	7,019,680
Seattle Genetics, Inc. (a) (b)	98,000	19,177,620
Ultragenyx Pharmaceutical, Inc. (a) (b)	22,000	1,808,180

		87,870,430

Building Products—0.2%
Allegion plc	31,000	3,066,210

Capital Markets—3.0%
Cboe Global Markets, Inc.	146,000	12,810,040
KKR & Co., Inc.	339,000	11,641,260
MarketAxess Holdings, Inc.	17,000	8,187,030
Raymond James Financial, Inc.	61,000	4,438,360
Tradeweb Markets, Inc. - Class A (a)	215,000	12,470,000

		49,546,690

Chemicals—0.5%
RPM International, Inc.	98,000	8,118,320

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	72,000	7,473,600

Construction Materials—0.3%
Martin Marietta Materials, Inc. (a)	19,000	4,471,840

Containers & Packaging—4.1%
Avery Dennison Corp.	98,000	12,528,320
Ball Corp.	463,000	38,484,560
Packaging Corp. of America	47,000	5,125,350

Containers & Packaging—(Continued)
Sealed Air Corp.	269,000	10,439,890

		66,578,120

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (b)	12,000	1,824,480
ServiceMaster Global Holdings, Inc. (b)	371,000	14,795,480

		16,619,960

Electric Utilities—0.3%
Eversource Energy	49,000	4,093,950

Electronic Equipment, Instruments & Components—3.3%
Amphenol Corp. - Class A	61,000	6,604,470
Cognex Corp. (a)	59,000	3,840,900
Corning, Inc. (a)	440,000	14,260,400
Keysight Technologies, Inc. (a) (b)	196,000	19,360,880
National Instruments Corp. (a)	305,000	10,888,500

		54,955,150

Entertainment—1.3%
Spotify Technology S.A. (b)	58,000	14,069,060
Zynga, Inc. - Class A (a) (b)	867,000	7,907,040

		21,976,100

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc. (a)	113,000	20,074,450
Sprouts Farmers Market, Inc. (a) (b)	220,000	4,604,600

		24,679,050

Food Products—0.4%
TreeHouse Foods, Inc. (a) (b)	172,000	6,971,160

Gas Utilities—0.3%
Atmos Energy Corp.	58,000	5,544,220

Health Care Equipment & Supplies—9.5%
Alcon, Inc. (b)	157,000	8,941,150
Align Technology, Inc. (b)	18,000	5,892,480
Cooper Cos., Inc. (The)	78,000	26,295,360
DENTSPLY SIRONA, Inc.	86,000	3,760,780
Hologic, Inc. (b)	658,000	43,737,260
ICU Medical, Inc. (a) (b)	39,000	7,127,640
IDEXX Laboratories, Inc. (b)	17,000	6,682,870
Quidel Corp. (b)	27,250	5,978,105
Teleflex, Inc.	107,000	36,424,940
West Pharmaceutical Services, Inc.	42,000	11,545,800

		156,386,385

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (b)	243,000	7,163,640
Molina Healthcare, Inc. (b)	18,000	3,294,720

		10,458,360

BHFTI-359

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.3%
GoodRx Holdings, Inc. - Class A (a) (b)	8,803	$489,447
Veeva Systems, Inc. - Class A (b)	76,000	21,370,440

		21,859,887

Hotels, Restaurants & Leisure—5.3%
Chipotle Mexican Grill, Inc. (b)	10,000	12,437,100
Domino’s Pizza, Inc.	6,000	2,551,680
DraftKings, Inc. - Class A (a) (b)	99,000	5,825,160
Dunkin’ Brands Group, Inc. (a)	171,000	14,006,610
Hilton Worldwide Holdings, Inc.	196,000	16,722,720
Marriott International, Inc. - Class A	68,000	6,295,440
MGM Resorts International (a)	698,000	15,181,500
Vail Resorts, Inc. (a)	63,000	13,480,110

		86,500,320

Household Products—0.3%
Reynolds Consumer Products, Inc. (a)	183,000	5,603,460

Industrial Conglomerates—0.9%
Roper Technologies, Inc.	37,000	14,619,070

Insurance—1.6%
Assurant, Inc.	96,000	11,645,760
Axis Capital Holdings, Ltd. (a)	178,000	7,839,120
GoHealth, Inc. - Class A (a) (b)	135,000	1,758,375
Kemper Corp.	54,000	3,608,820
Selectquote, Inc. (a) (b)	86,000	1,741,500

		26,593,575

Interactive Media & Services—2.2%
IAC/InterActiveCorp. (b)	73,000	8,743,940
Match Group, Inc. (b)	242,000	26,777,300

		35,521,240

Internet & Direct Marketing Retail—0.5%
Etsy, Inc. (a) (b)	73,000	8,878,990

IT Services—4.2%
Black Knight, Inc. (b)	184,000	16,017,200
Broadridge Financial Solutions, Inc.	49,000	6,468,000
Fiserv, Inc. (b)	49,000	5,049,450
FleetCor Technologies, Inc. (b)	73,000	17,381,300
Gartner, Inc. (b)	44,000	5,497,800
Global Payments, Inc.	73,000	12,963,340
Snowflake, Inc. - Class A (a) (b)	3,856	967,856
WEX, Inc. (a) (b)	34,000	4,724,980

		69,069,926

Life Sciences Tools & Services—5.0%
Agilent Technologies, Inc.	293,000	29,575,420
Avantor, Inc. (b)	632,000	14,213,680
Bruker Corp.	466,000	18,523,500
PPD, Inc. (b)	142,000	5,252,580

Life Sciences Tools & Services—(Continued)
PRA Health Sciences, Inc. (a) (b)	146,000	14,810,240

		82,375,420

Machinery—4.7%
Colfax Corp. (a) (b)	400,000	12,544,000
Fortive Corp.	232,000	17,680,720
IDEX Corp.	122,000	22,254,020
Ingersoll Rand, Inc. (b)	684,000	24,350,400

		76,829,140

Metals & Mining—0.7%
Kirkland Lake Gold, Ltd. (a)	231,000	11,256,630

Multi-Utilities—0.8%
Sempra Energy	110,000	13,019,600

Multiline Retail—2.4%
Dollar General Corp.	123,000	25,783,260
Dollar Tree, Inc. (b)	158,000	14,431,720

		40,214,980

Oil, Gas & Consumable Fuels—1.0%
Concho Resources, Inc.	195,000	8,603,400
Pioneer Natural Resources Co.	61,000	5,245,390
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	300,144
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	2,077,920

		16,226,854

Pharmaceuticals—3.9%
Catalent, Inc. (a) (b)	389,000	33,321,740
Elanco Animal Health, Inc. (b)	452,000	12,624,360
MyoKardia, Inc. (a) (b)	17,000	2,317,610
Perrigo Co. plc (a)	244,000	11,202,040
Royalty Pharma plc - Class A (a)	96,056	4,041,076

		63,506,826

Professional Services—6.5%
Clarivate plc (b)	721,000	22,343,790
CoStar Group, Inc. (b)	23,000	19,515,730
Dun & Bradstreet Holdings, Inc. (a) (b)	197,000	5,055,020
Equifax, Inc.	85,000	13,336,500
IHS Markit, Ltd.	132,000	10,363,320
TransUnion	207,000	17,414,910
Verisk Analytics, Inc.	102,000	18,901,620

		106,930,890

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A † (b) (c) (d)	15,741	0

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc.	156,000	19,715,280

Semiconductors & Semiconductor Equipment—7.5%
Entegris, Inc.	151,000	11,225,340
Inphi Corp. (a) (b)	49,000	5,500,250

BHFTI-360

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
KLA Corp.	27,000	$5,230,980
Marvell Technology Group, Ltd.	673,000	26,718,100
Maxim Integrated Products, Inc.	220,000	14,874,200
Microchip Technology, Inc. (a)	271,000	27,847,960
Skyworks Solutions, Inc.	98,000	14,259,000
Xilinx, Inc.	171,000	17,825,040

		123,480,870

Software—6.0%
Atlassian Corp. plc - Class A (b)	82,000	14,906,780
Bentley Systems, Inc. - Class B (b)	23,000	722,200
Bill.com Holdings, Inc. (a) (b)	29,000	2,908,990
Ceridian HCM Holding, Inc. (a) (b)	196,000	16,199,400
Citrix Systems, Inc.	24,000	3,305,040
Crowdstrike Holdings, Inc. - Class A (b)	44,000	6,042,080
DocuSign, Inc. (a) (b)	122,000	26,259,280
Five9, Inc. (a) (b)	24,000	3,112,320
Procore Technologies, Inc. † (b) (c) (d)	4,238	190,710
Slack Technologies, Inc. - Class A (a) (b)	123,000	3,303,780
Splunk, Inc. (b)	85,000	15,991,050
SS&C Technologies Holdings, Inc.	86,000	5,204,720

		98,146,350

Special Purpose Acquisition Companies—0.6%
Churchill Capital Corp. III - Class A (a) (b)	489,000	5,012,250
Pershing Square Tontine Holdings, Ltd. - Class A (b)	187,000	4,243,030

		9,255,280

Specialty Retail—3.6%
Burlington Stores, Inc. (b)	110,000	22,669,900
CarMax, Inc. (a) (b)	46,000	4,227,860
Five Below, Inc. (a) (b)	30,000	3,810,000
O’Reilly Automotive, Inc. (b)	34,000	15,676,720
Ross Stores, Inc.	83,000	7,745,560
Ulta Beauty, Inc. (a) (b)	21,000	4,703,580

		58,833,620

Textiles, Apparel & Luxury Goods—0.7%
lululemon athletica, Inc. (b)	9,000	2,964,330
Tapestry, Inc.	59,000	922,170
VF Corp.	97,000	6,814,250

		10,700,750

Total Common Stocks (Cost $1,077,996,709)		1,593,244,600

Convertible Preferred Stocks—0.6%

Automobiles—0.4%
Rivian Automotive, Inc. - Series D † (b) (c) (d)	274,442	4,251,106
Series E † (b) (c) (d)	103,567	1,604,253

		5,855,359

Internet & Direct Marketing Retail—0.2%
DoorDash, Inc. Series H † (b) (c) (d)	2,625	602,519
Roofoods, Ltd. Series G † (b) (c) (d)	169	70,625
Series F † (b) (c) (d)	7,253	2,818,879

		3,492,023

Real Estate Management & Development—0.0%
WeWork Cos., Inc. Series D2 † (b) (c) (d)	70,588	0
Series D1† (b) (c) (d)	89,839	0

		0

Software—0.0%
Procore Technologies, Inc. - Series B † (b) (c) (d)	2,826	127,170

Total Convertible Preferred Stocks (Cost $10,588,915)		9,474,552

Warrant—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (b) (Cost $117,893)	20,761	148,856

Short-Term Investment—2.5%

Mutual Fund—2.5%
T. Rowe Price Treasury Reserve Fund (e)	41,960,577	41,960,577

Total Short-Term Investments (Cost $41,960,577)		41,960,577

Securities Lending Reinvestments (f)—13.3%

Certificates of Deposit—4.2%
Banco del Estado de Chile 0.250%, 01/04/21	3,000,000	3,000,000
Bank of Montreal (Chicago) 0.480%, SOFR + 0.410%, 10/02/20 (g)	1,000,000	1,000,014
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (g)	4,000,000	4,001,936
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (g)	5,000,000	5,000,410
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (g)	2,000,000	2,000,552
0.550%, SOFR + 0.480%, 10/06/20 (g)	5,000,000	5,000,295
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (g)	5,000,000	5,002,880
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	5,000,000	5,000,030

BHFTI-361

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	2,998,161	$2,999,190
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (g)	5,000,000	5,001,015
National Westminster Bank plc Zero Coupon, 12/03/20	1,999,001	1,999,240
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (g)	3,000,000	3,001,437
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (g)	1,500,000	1,500,045
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	4,000,000	3,999,448
0.452%, 3M LIBOR + 0.150%, 10/02/20 (g)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	7,979,201	7,998,080
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (g)	3,000,000	3,000,036
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (g)	3,000,000	2,999,874
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (g)	1,000,000	999,887

		68,502,239

Commercial Paper—0.8%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (g)	1,000,000	1,000,065
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (g)	10,000,000	10,000,000

		13,000,011

Repurchase Agreements—4.3%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,200,016; collateralized by various Common Stock with an aggregate market value of $3,556,075.	3,200,000	3,200,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $6,002,508; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $6,578,184.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $10,004,180; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $10,962,406.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,800,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $3,876,001.	3,800,000	3,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,600,004; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,887,359; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $6,005,096.	5,887,349	5,887,349
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $9,300,054; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $10,310,632.	9,300,000	9,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $15,210,084; collateralized by various Common Stock with an aggregate market value of $16,902,718.	15,210,000	15,210,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,500,071; collateralized by various Common Stock with an aggregate market value of $1,666,935.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,500,126; collateralized by various Common Stock with an aggregate market value of $2,778,409.	2,500,000	2,500,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,100,006; collateralized by various Common Stock with an aggregate market value of $1,222,693.	1,100,000	1,100,000

BHFTI-362

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $6,000,280; collateralized by various Common Stock with an aggregate market value of $6,669,233.	6,000,000	$6,000,000

		71,097,349

Mutual Funds—4.0%
BlackRock Liquidity Funds, Institutional Shares 0.010% (h)	25,000,000	25,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (h)	5,900,000	5,900,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (h)	27,000,000	27,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (h)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (h)	5,400,000	5,400,000

		65,300,000

Total Securities Lending Reinvestments (Cost $217,888,001)		217,899,599

Total Investments— 113.4% (Cost $1,348,552,095)		1,862,728,184

Other assets and liabilities (net)—(13.4)%		(220,001,985)

Net Assets—100.0%		$1,642,726,199

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $12,043,326, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $214,260,030 and the collateral received consisted of cash in the amount of $217,858,581 and non-cash collateral with a value of $496,820. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.7% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Restricted Securities	Acquisition Date	Shares	Cost	Value
DoorDash, Inc. - Series H	06/17/20	2,625	$602,519	$602,519
Procore Technologies, Inc.	07/15/20	4,238	190,922	190,710
Procore Technologies, Inc. - Series B	07/15/20	2,826	127,170	127,170
Rivian Automotive, Inc. - Series D	12/23/19	274,442	2,948,605	4,251,106
Rivian Automotive, Inc. - Series E	12/23/19	103,567	1,604,253	1,604,253
Roofoods, Ltd. - Series G	05/06/19	169	70,625	70,625
Roofoods, Ltd. - Series F	09/12/17	7,253	2,564,447	2,818,879
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	300,144
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	2,077,920
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	15,741	223,069	0
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	0
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	0

				$12,043,326

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-363

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$40,791,740	$—	$—	$40,791,740
Airlines	3,589,740	—	—	3,589,740
Auto Components	15,817,487	—	—	15,817,487
Banks	5,097,130	—	—	5,097,130
Biotechnology	87,870,430	—	—	87,870,430
Building Products	3,066,210	—	—	3,066,210
Capital Markets	49,546,690	—	—	49,546,690
Chemicals	8,118,320	—	—	8,118,320
Commercial Services & Supplies	7,473,600	—	—	7,473,600
Construction Materials	4,471,840	—	—	4,471,840
Containers & Packaging	66,578,120	—	—	66,578,120
Diversified Consumer Services	16,619,960	—	—	16,619,960
Electric Utilities	4,093,950	—	—	4,093,950
Electronic Equipment, Instruments & Components	54,955,150	—	—	54,955,150
Entertainment	21,976,100	—	—	21,976,100
Food & Staples Retailing	24,679,050	—	—	24,679,050
Food Products	6,971,160	—	—	6,971,160
Gas Utilities	5,544,220	—	—	5,544,220
Health Care Equipment & Supplies	156,386,385	—	—	156,386,385
Health Care Providers & Services	10,458,360	—	—	10,458,360
Health Care Technology	21,859,887	—	—	21,859,887
Hotels, Restaurants & Leisure	86,500,320	—	—	86,500,320
Household Products	5,603,460	—	—	5,603,460
Industrial Conglomerates	14,619,070	—	—	14,619,070
Insurance	26,593,575	—	—	26,593,575
Interactive Media & Services	35,521,240	—	—	35,521,240
Internet & Direct Marketing Retail	8,878,990	—	—	8,878,990
IT Services	69,069,926	—	—	69,069,926
Life Sciences Tools & Services	82,375,420	—	—	82,375,420
Machinery	76,829,140	—	—	76,829,140
Metals & Mining	11,256,630	—	—	11,256,630
Multi-Utilities	13,019,600	—	—	13,019,600
Multiline Retail	40,214,980	—	—	40,214,980
Oil, Gas & Consumable Fuels	13,848,790	—	2,378,064	16,226,854
Pharmaceuticals	63,506,826	—	—	63,506,826
Professional Services	106,930,890	—	—	106,930,890
Real Estate Management & Development	—	—	0	0
Road & Rail	19,715,280	—	—	19,715,280
Semiconductors & Semiconductor Equipment	123,480,870	—	—	123,480,870
Software	97,955,640	—	190,710	98,146,350
Special Purpose Acquisition Companies	9,255,280	—	—	9,255,280

BHFTI-364

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$58,833,620	$—	$—	$58,833,620
Textiles, Apparel & Luxury Goods	10,700,750	—	—	10,700,750
Total Common Stocks	1,590,675,826	—	2,568,774	1,593,244,600
Total Convertible Preferred Stocks*	—	—	9,474,552	9,474,552
Total Warrant*	148,856	—	—	148,856
Total Short-Term Investment*	41,960,577	—	—	41,960,577
Securities Lending Reinvestments
Certificates of Deposit	—	68,502,239	—	68,502,239
Commercial Paper	—	13,000,011	—	13,000,011
Repurchase Agreements	—	71,097,349	—	71,097,349
Mutual Funds	65,300,000	—	—	65,300,000
Total Securities Lending Reinvestments	65,300,000	152,599,599	—	217,899,599
Total Investments	$1,698,085,259	$152,599,599	$12,043,326	$1,862,728,184

Collateral for Securities Loaned (Liability)	$—	$(217,858,581)	$—	$(217,858,581)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTI-365

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—65.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.1%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,144,572	$1,200,443
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	3,685,858	3,812,430
2.000%, 10/01/40	13,290,000	13,746,374
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	13,786,317	14,960,691
3.500%, 01/01/48	7,549,350	8,011,454
3.500%, 02/01/48	4,440,102	4,714,300
4.000%, 06/01/47	2,708,405	2,901,810
4.500%, 02/01/46	3,024,815	3,340,614
4.500%, 05/01/48	10,697,760	11,572,353
4.500%, 08/01/48	1,951,877	2,111,557
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,961,224
3.000%, 10/01/49	5,518,630	5,668,245
3.210%, 11/01/37	5,360,797	6,279,981
3.450%, 05/01/34	4,065,000	4,872,838
3.490%, 02/01/33	4,000,000	4,796,821
3.500%, 01/01/44	4,802,248	5,216,008
4.000%, 08/01/42	807,123	883,725
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	5,616,560	5,881,252
3.500%, 01/25/47	9,846,248	10,244,039
3.500%, 06/25/47	4,155,965	4,357,015
Fannie Mae-Aces
0.776%, 12/25/27 (a) (b)	4,050,000	162,999
1.826%, 12/25/30 (a) (b)	8,383,321	1,148,411
1.923%, 12/25/30 (a) (b)	2,948,363	423,566
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	4,785,126	5,109,092
2.500%, 07/01/32	3,127,342	3,274,441
3.000%, 03/01/31	1,605,732	1,687,247
3.000%, 06/01/33	539,503	566,365
3.500%, 11/01/33	3,098,737	3,276,706
3.500%, 01/01/34	4,733,915	5,075,966
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	2,285,825	2,404,106
3.000%, 10/01/46	6,173,467	6,493,736
3.000%, 11/01/46	9,410,026	9,896,834
3.000%, 01/01/47	10,957,945	11,540,833
3.500%, 01/01/44	3,626,727	3,932,517
3.500%, 04/01/45	4,889,706	5,441,389
3.500%, 11/01/45	784,218	837,420
3.500%, 06/01/46	2,837,584	3,005,101
3.500%, 08/01/46	2,694,544	2,927,139
3.500%, 04/01/47	11,859,224	13,076,812
3.500%, 12/01/47	23,080,922	24,931,967
3.500%, 01/01/48	20,232,222	22,500,861
3.500%, 03/01/48	16,118,334	17,622,760
4.000%, 01/01/45	3,697,175	4,150,239
4.000%, 12/01/45	8,597,830	9,554,740
4.000%, 03/01/48	776,849	864,631
4.000%, 06/01/48	61,032	66,795
4.000%, 11/01/48	1,357,825	1,497,288
4.500%, 10/01/48	4,389,335	4,753,455

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 06/01/48	1,192,600	$1,309,546
5.000%, 08/01/48	216,380	237,749
5.000%, 10/01/48	2,410,645	2,645,499
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	6,684,562
3.950%, 11/25/33 (a)	7,950,000	9,901,735
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	2,355,249	2,459,415
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (c)	21,950,000	22,800,562
2.500%, TBA (c)	19,025,000	19,974,764
3.000%, 10/20/46	2,059,746	2,171,482
3.000%, 12/20/46	6,305,141	6,667,800
3.000%, 04/20/47	1,213,324	1,283,052
3.000%, 11/20/47	2,567,501	2,712,368
3.500%, 04/20/46	4,533,576	4,850,213
3.500%, 05/20/46	2,042,826	2,180,808
3.500%, 06/20/46	462,396	498,348
3.500%, 11/20/46	6,759,955	7,185,679
3.500%, 01/20/47	1,186,919	1,267,248
3.500%, 09/20/47	2,600,226	2,775,956
3.500%, 11/20/47	5,208,548	5,558,614
4.000%, 11/20/47	2,685,928	2,875,762
4.000%, 12/20/47	2,414,497	2,589,034
4.000%, 03/20/48	1,980,931	2,117,229
4.000%, 10/20/48	3,907,654	4,168,228
4.500%, 02/20/47	4,008,978	4,410,292
4.500%, 06/20/47	7,007,966	7,623,697
5.000%, 06/20/47	3,407,300	3,773,568
5.000%, 09/20/47	1,999,753	2,213,982
Ginnie Mae II Pool
3.000%, 10/20/49	6,424,086	6,548,285
3.500%, 07/20/49	1,061,722	1,100,741
Government National Mortgage Association (CMO) 3.500%, 09/20/48	3,217,210	3,477,205
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	8,575,000	8,771,287
2.000%, TBA (c)	25,275,000	26,262,305
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	82,600,000	85,387,750
2.500%, TBA (c)	29,200,000	30,597,775

		578,839,130

U.S. Treasury—32.7%
U.S. Treasury Bonds
1.250%, 05/15/50 (d)	16,715,000	15,840,074
1.375%, 08/15/50	51,965,000	50,844,505
U.S. Treasury Inflation Indexed Bond 0.250%, 02/15/50 (e)	5,849,031	6,879,238
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/25 (e)	4,090,951	4,352,975
0.125%, 07/15/30 (e)	7,597,198	8,440,704
U.S. Treasury Notes
0.125%, 07/31/22	39,310,000	39,302,322
0.125%, 08/31/22	64,625,000	64,607,329

BHFTI-366

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.125%, 09/30/22	159,925,000	$159,906,258
0.250%, 08/31/25 (d)	103,150,000	103,045,239
0.250%, 09/30/25	76,430,000	76,328,492
0.375%, 09/30/27	22,375,000	22,224,668
0.625%, 08/15/30 (d)	19,517,000	19,404,167

		571,175,971

Total U.S. Treasury & Government Agencies (Cost $1,127,768,595)		1,150,015,101

Corporate Bonds & Notes—23.7%

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,692,840

Agriculture—0.5%
BAT Capital Corp.
2.726%, 03/25/31	1,225,000	1,213,271
4.390%, 08/15/37 (d)	830,000	896,120
4.540%, 08/15/47	3,370,000	3,601,630
Reynolds American, Inc.
5.700%, 08/15/35	1,170,000	1,459,357
5.850%, 08/15/45	1,805,000	2,187,796

		9,358,174

Airlines—0.2%
America West Airlines Pass-Through Trust 7.100%, 04/02/21 (d)	282,828	275,738
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,062,245	882,788
4.950%, 01/15/23	447,019	383,322
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,403,541	1,278,259
7.076%, 03/20/21	497,917	482,743

		3,302,850

Auto Manufacturers—0.9%
Ford Motor Credit Co. LLC
1.146%, 3M LIBOR + 0.880%, 10/12/21 (a)	2,205,000	2,118,394
3.219%, 01/09/22	1,889,000	1,886,544
3.339%, 03/28/22	2,155,000	2,146,596
5.750%, 02/01/21	120,000	120,944
General Motors Co. 4.875%, 10/02/23	3,330,000	3,627,136
General Motors Financial Co., Inc.
3.150%, 06/30/22 (d)	1,290,000	1,325,068
3.200%, 07/06/21 (d)	2,760,000	2,801,733
3.450%, 04/10/22	405,000	416,369
4.200%, 11/06/21 (d)	645,000	665,972
4.375%, 09/25/21	720,000	742,791

		15,851,547

Banks—3.3%
Bank of America Corp.
1.319%, SOFR + 1.150%, 06/19/26 (a)	1,500,000	1,509,038
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a)	1,000,000	1,079,382
4.083%, 3M LIBOR + 3.150%, 03/20/51 (a)	2,855,000	3,527,670
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,215,000	2,328,159
3.200%, 10/21/26	1,790,000	1,973,708
Goldman Sachs Group, Inc. (The)
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	4,310,000	4,665,397
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	860,000	964,180
HSBC Holdings plc 2.013%, SOFR + 1.732%, 09/22/28 (a)	3,900,000	3,858,294
JPMorgan Chase & Co.
2.182%, SOFR + 1.890%, 06/01/28 (a)	1,700,000	1,772,959
3.109%, SOFR + 2.440%, 04/22/51 (a)	830,000	878,363
3.200%, 06/15/26	1,755,000	1,946,123
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	1,315,000	1,446,126
4.493%, SOFR + 3.790%, 03/24/31 (a)	1,625,000	1,980,122
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (a)	2,515,000	2,738,580
3.900%, 03/12/24	2,180,000	2,372,687
Morgan Stanley 3.875%, 01/27/26	2,010,000	2,290,928
Santander UK Group Holdings plc 3.571%, 01/10/23	1,200,000	1,237,932
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	4,307,673
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,135,000	4,312,310
2.879%, 3M LIBOR + 1.170%, 10/30/30 (a)	3,030,000	3,231,831
3.068%, SOFR + 2.530%, 04/30/41 (a)	2,720,000	2,822,128
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	4,340,000	5,895,394

		57,138,984

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	3,574,000	4,430,287
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	1,200,000	1,427,936
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	940,000	1,091,831
5.300%, 05/15/48 (144A)	480,000	600,431

		7,550,485

Biotechnology—0.1%
Amgen, Inc. 4.400%, 05/01/45	1,235,000	1,530,889

Chemicals—0.3%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,555,000	3,155,020

BHFTI-367

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Nutrition & Biosciences, Inc. 3.468%, 12/01/50 (144A)	1,470,000	$1,472,810

		4,627,830

Commercial Services—0.3%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,132,960
4.750%, 08/01/28	1,500,000	1,784,385
5.000%, 11/01/22 (144A)	1,535,000	1,647,284

		4,564,629

Computers—0.0%
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	322,000	329,607

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23 (d)	1,685,000	1,690,696
3.875%, 01/23/28 (d)	475,000	437,596
3.950%, 02/01/22 (d)	2,480,000	2,510,693
4.125%, 07/03/23	1,765,000	1,800,817
Air Lease Corp. 2.300%, 02/01/25	2,215,000	2,174,934
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	1,995,000	1,828,272
3.950%, 07/01/24 (144A)	560,000	531,946
5.125%, 10/01/23 (144A)	150,000	150,375
5.250%, 05/15/24 (144A)	170,000	170,754
GE Capital Funding LLC 4.400%, 05/15/30 (144A) (d)	1,695,000	1,821,956
GE Capital International Funding Co. 4.418%, 11/15/35	10,840,000	11,456,161
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,590,000	3,561,413
5.500%, 02/15/24 (144A)	1,395,000	1,403,719
Raymond James Financial, Inc. 4.950%, 07/15/46	1,635,000	2,110,227

		31,649,559

Electric—2.0%
Appalachian Power Co.
3.300%, 06/01/27	760,000	835,256
4.450%, 06/01/45	1,440,000	1,759,054
Duke Energy Carolinas LLC 4.250%, 12/15/41	2,300,000	2,852,683
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,211,550
4.100%, 03/15/43	2,325,000	2,833,702
El Paso Electric Co. 3.300%, 12/15/22	825,000	845,143
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,827,007
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,827,532

Electric—(Continued)
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,416,128
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,210,619
PacifiCorp 3.350%, 07/01/25	2,000,000	2,217,222
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	618,669
4.150%, 04/15/25 (144A)	2,800,000	3,070,580
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,445,202
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,495,671

		34,466,018

Food—0.8%
Kraft Heinz Foods Co.
4.375%, 06/01/46	1,535,000	1,575,706
4.875%, 10/01/49 (144A)	4,790,000	5,044,872
5.000%, 07/15/35	1,000,000	1,150,504
5.000%, 06/04/42	2,740,000	2,996,916
5.200%, 07/15/45	1,915,000	2,089,751
Kroger Co. (The) 5.400%, 01/15/49	847,000	1,166,666

		14,024,415

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (d)	4,000,000	4,399,291
Spire, Inc. 4.700%, 08/15/44 (d)	1,000,000	1,130,782

		5,530,073

Healthcare-Services—1.8%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,107,475
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,544,796
Centene Corp. 3.000%, 10/15/30	6,985,000	7,115,969
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,311,784
HCA, Inc.
5.000%, 03/15/24	1,000,000	1,120,597
5.125%, 06/15/39	995,000	1,205,577
5.250%, 04/15/25	1,000,000	1,154,136
5.250%, 06/15/26	1,505,000	1,755,482
5.250%, 06/15/49	3,200,000	3,890,704
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	5,067,682
NYU Langone Hospitals 4.428%, 07/01/42	1,756,000	2,058,329

BHFTI-368

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	$2,531,224

		31,863,755

Insurance—0.5%
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (a) (d)	3,530,000	4,264,451
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (a)	90,000	93,089
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (a)	3,500,000	3,709,731

		8,067,271

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47	750,000	888,820
Time Warner Cable LLC
5.500%, 09/01/41	2,065,000	2,497,362
5.875%, 11/15/40	4,375,000	5,442,902
ViacomCBS, Inc. 3.700%, 06/01/28 (d)	1,548,000	1,718,837
Walt Disney Co. (The)
2.650%, 01/13/31 (d)	1,690,000	1,819,337
3.600%, 01/13/51	2,120,000	2,387,237

		14,754,495

Miscellaneous Manufacturing—0.1%
General Electric Co. 4.250%, 05/01/40	1,815,000	1,846,427

Oil & Gas—1.1%
BP Capital Markets America, Inc. 3.633%, 04/06/30 (d)	2,705,000	3,105,305
EQT Corp. 3.900%, 10/01/27	405,000	369,056
Exxon Mobil Corp.
3.482%, 03/19/30	475,000	547,957
4.327%, 03/19/50	4,570,000	5,679,907
Hess Corp. 6.000%, 01/15/40 (d)	1,200,000	1,326,818
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,359,946
Occidental Petroleum Corp. 4.500%, 07/15/44	620,000	443,688
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	210,000	174,640
6.625%, 06/15/35	1,045,000	867,815
6.750%, 09/21/47	3,228,000	2,485,560
6.950%, 01/28/60 (144A)	355,000	271,575
7.690%, 01/23/50 (144A)	2,440,000	2,014,220

		18,646,487

Packaging & Containers—0.2%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (d)	2,625,000	2,923,496
4.500%, 05/15/28	450,000	527,199

		3,450,695

Pharmaceuticals—1.8%
AbbVie, Inc.
4.050%, 11/21/39 (144A)	685,000	782,337
4.250%, 11/21/49 (144A)	2,460,000	2,905,632
4.400%, 11/06/42	2,100,000	2,495,154
4.450%, 05/14/46	1,038,000	1,233,627
4.550%, 03/15/35 (144A)	775,000	947,272
4.875%, 11/14/48	600,000	760,546
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	1,195,000	1,366,085
4.375%, 12/15/28 (144A)	3,900,000	4,576,775
4.400%, 07/15/44 (144A)	1,205,000	1,362,206
4.625%, 06/25/38 (144A)	1,250,000	1,489,171
4.875%, 06/25/48 (144A) (d)	1,965,000	2,433,227
Cigna Corp.
3.400%, 03/01/27	385,000	431,499
3.875%, 10/15/47	1,850,000	2,039,353
4.900%, 12/15/48	739,000	961,406
CVS Health Corp.
5.050%, 03/25/48	4,975,000	6,326,748
5.125%, 07/20/45	1,200,000	1,510,587

		31,621,625

Pipelines—1.9%
Enbridge Energy Partners L.P. 5.875%, 10/15/25	850,000	1,017,622
Energy Transfer Operating L.P.
5.000%, 05/15/50	1,997,000	1,833,189
5.150%, 03/15/45	3,355,000	3,032,473
6.250%, 04/15/49	1,200,000	1,234,850
6.500%, 02/01/42	3,048,000	3,158,533
Kinder Morgan, Inc. 5.550%, 06/01/45	800,000	950,949
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30	840,000	813,816
4.500%, 12/15/26	2,500,000	2,666,725
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	3,000,000	2,913,750
Ruby Pipeline LLC 7.750%, 04/01/22 (144A) (d)	3,409,091	2,866,577
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	3,000,000	3,254,657
5.625%, 03/01/25	538,000	615,064
TC PipeLines L.P. 4.650%, 06/15/21 (d)	3,840,000	3,909,766
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,369,649
Williams Cos., Inc. (The) 5.100%, 09/15/45 (d)	950,000	1,065,336

		32,702,956

BHFTI-369

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—1.3%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23 (d)	1,500,000	$1,577,490
4.125%, 07/01/24 (d)	2,750,000	2,963,769
CyrusOne LP / CyrusOne Finance Corp. / CyrusOne L.P. 2.150%, 11/01/30	1,755,000	1,714,810
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	385,000	390,509
4.000%, 01/15/30	365,000	377,753
5.300%, 01/15/29	265,000	295,123
5.375%, 04/15/26	3,160,000	3,502,228
5.750%, 06/01/28	2,000,000	2,283,380
Healthcare Realty Trust, Inc. 3.750%, 04/15/23 (d)	1,850,000	1,985,603
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	2,097,784
Healthpeak Properties, Inc. 4.250%, 11/15/23	74,000	80,979
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (d)	2,038,000	2,079,487
Ventas Realty L.P.
3.125%, 06/15/23	590,000	617,288
3.250%, 10/15/26	2,500,000	2,653,274
Welltower, Inc. 3.750%, 03/15/23	1,000,000	1,058,478

		23,677,955

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	3,076,455
Starbucks Corp. 2.250%, 03/12/30	1,895,000	1,966,697
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 (d)	1,100,000	1,201,643
4.800%, 11/18/44 (d)	1,975,000	2,157,309

		8,402,104

Savings & Loans—0.1%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (a)	1,425,000	1,480,507
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (a)	100,000	106,259

		1,586,766

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24	2,405,000	2,586,313
Broadcom, Inc. 3.125%, 10/15/22	1,000,000	1,046,468
Intel Corp.
4.100%, 05/19/46 (d)	1,445,000	1,799,699
4.750%, 03/25/50	1,315,000	1,802,680

		7,235,160

Software—0.2%
Oracle Corp. 3.600%, 04/01/50	2,750,000	3,066,313

Telecommunications—2.0%
AT&T, Inc.
3.300%, 02/01/52	545,000	507,129
3.500%, 09/15/53 (144A)	1,978,000	1,927,038
4.350%, 06/15/45	95,000	106,427
4.750%, 05/15/46	1,590,000	1,860,619
4.800%, 06/15/44	3,660,000	4,348,259
4.850%, 03/01/39	1,368,000	1,647,926
5.250%, 03/01/37	4,485,000	5,612,053
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	581,250	587,760
4.738%, 03/20/25 (144A)	5,475,000	5,919,844
5.152%, 03/20/28 (144A)	1,650,000	1,942,875
T-Mobile USA, Inc.
3.875%, 04/15/30 (144A)	1,583,000	1,799,919
4.375%, 04/15/40 (144A)	2,335,000	2,737,017
Vodafone Group plc
4.250%, 09/17/50 (d)	1,265,000	1,463,822
4.875%, 06/19/49	2,620,000	3,248,272
5.250%, 05/30/48	1,155,000	1,489,015

		35,197,975

Total Corporate Bonds & Notes (Cost $381,977,422)		413,737,884

Asset-Backed Securities—8.4%

Asset-Backed - Home Equity—1.1%
Asset Backed Securities Corp. Home Equity Loan Trust 0.308%, 1M LIBOR + 0.160%, 05/25/36 (a)	662,045	660,370
Asset-Backed Funding Certificates Trust
0.288%, 1M LIBOR + 0.140%, 09/25/36 (a)	2,815,112	2,781,894
0.778%, 1M LIBOR + 0.630%, 03/25/35 (a)	1,199,149	1,195,987
JPMorgan Mortgage Acquisition Corp. 0.853%, 1M LIBOR + 0.705%, 06/25/35 (a)	2,977,369	2,974,282
MASTR Asset-Backed Securities Trust 0.748%, 1M LIBOR + 0.600%, 01/25/36 (a)	704,747	704,277
New Century Home Equity Loan Trust 0.928%, 1M LIBOR + 0.780%, 08/25/34 (a)	7,217,898	6,993,131
Option One Mortgage Loan Trust
0.808%, 1M LIBOR + 0.660%, 05/25/35 (a)	1,715,614	1,712,621
0.808%, 1M LIBOR + 0.660%, 11/25/35 (a)	2,282,337	2,278,289

		19,300,851

Asset-Backed - Other—2.8%
Ameriquest Mortgage Securities Trust 0.538%, 1M LIBOR + 0.390%, 03/25/36 (a)	2,746,335	2,719,881
Ammc CLO 19, Ltd. 1.415%, 3M LIBOR + 1.140%, 10/16/28 (144A) (a)	3,000,000	2,973,867
CWABS Asset-Backed Certificates Trust 0.848%, 1M LIBOR + 0.700%, 11/25/35 (a)	4,619,027	4,608,814

BHFTI-370

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden XXVI Senior Loan Fund 1.175%, 3M LIBOR + 0.900%, 04/15/29 (144A) (a)	2,275,000	$2,250,321
GSAMP Trust 0.828%, 1M LIBOR + 0.680%, 10/25/34 (a)	3,490,868	3,344,064
LCM XIII LP 1.412%, 3M LIBOR + 1.140%, 07/19/27 (144A) (a)	4,700,000	4,675,551
Popular ABS Mortgage Pass-Through Trust 0.538%, 1M LIBOR + 0.390%, 02/25/36 (a)	8,296,450	8,183,974
Riserva CLO, Ltd. 1.412%, 3M LIBOR + 1.140%, 10/18/28 (144A) (a)	4,600,000	4,573,131
Rockford Tower CLO, Ltd. 1.462%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	5,200,000	5,162,966
Structured Asset Investment Loan Trust 0.948%, 1M LIBOR + 0.800%, 07/25/34 (a)	2,430,399	2,384,185
Structured Asset Securities Corp. Mortgage Loan Trust 0.868%, 1M LIBOR + 0.720%, 07/25/35 (a)	28,986	28,979
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (a)	1,439,718	1,453,124
2.750%, 10/25/56 (144A) (a)	6,112,220	6,268,972

		48,627,829

Asset-Backed - Student Loan—4.5%
Navient Student Loan Trust
1.198%, 1M LIBOR + 1.050%, 07/26/66 (144A) (a)	5,600,000	5,601,695
1.648%, 1M LIBOR + 1.500%, 10/25/58 (a)	2,470,000	2,139,879
SLC Student Loan Trust
0.410%, 3M LIBOR + 0.160%, 09/15/39 (a)	11,000,000	10,444,109
0.410%, 3M LIBOR + 0.160%, 03/15/55 (a)	8,310,000	7,760,463
SLM Student Loan Trust
0.305%, 3M LIBOR + 0.060%, 01/25/22 (a)	8,241,334	7,775,890
0.575%, 3M LIBOR + 0.330%, 01/25/22 (a)	3,193,510	3,040,337
0.615%, 3M LIBOR + 0.370%, 01/25/40 (a)	3,697,727	3,263,815
0.795%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	5,347,707	5,169,820
0.898%, 1M LIBOR + 0.750%, 05/26/26 (a)	5,863,346	5,640,500
0.898%, 1M LIBOR + 0.750%, 01/25/45 (144A) (a)	2,991,700	2,925,042
1.345%, 3M LIBOR + 1.100%, 07/25/23 (a)	6,073,694	5,856,582
1.450%, 3M LIBOR + 1.200%, 12/15/33 (144A) (a)	4,504,045	4,374,613
1.745%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,687,457	2,637,385
1.948%, 1M LIBOR + 1.800%, 09/25/43 (a)	5,800,000	5,486,722
Wachovia Student Loan Trust 0.415%, 3M LIBOR + 0.170%, 04/25/40 (144A) (a)	6,257,856	5,995,924

		78,112,776

Total Asset-Backed Securities (Cost $145,162,582)		146,041,456

Mortgage-Backed Securities—5.1%

Collateralized Mortgage Obligations—3.4%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (a)	3,666,630	3,666,006
CIM Trust
3.000%, 10/25/59 (144A) (a)	8,021,762	7,471,554
3.655%, 1M LIBOR + 3.500%, 01/25/57 (144A) (a)	5,100,000	5,198,732
3.750%, 07/25/58 (144A) (a)	6,506,800	6,617,933

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Trust
0.455%, 04/27/47 (144A) (a)	710,106	698,468
2.091%, 09/27/46 (144A) (a)	1,415,032	1,396,252
3.463%, 01/27/36 (144A) (a)	103,785	103,762
3.850%, 09/25/57 (144A) (a)	7,801,641	8,555,480
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	7,454,840	7,934,181
Morgan Stanley Resecuritization Trust
1.075%, 1M LIBOR + 0.450%, 08/26/47 (144A) (a)	1,427,013	1,386,779
3.291%, 08/26/47 (144A) (a)	3,551,037	3,512,413
Nomura Resecuritization Trust
0.435%, 1M LIBOR + 0.426%, 02/25/37 (144A) (a)	1,090,509	1,061,928
0.688%, 11/26/35 (144A) (a)	2,607,194	2,598,351
3.408%, 03/26/37 (144A) (a)	492,947	491,569
WaMu Mortgage Pass-Through Certificates Trust
0.438%, 1M LIBOR + 0.290%, 10/25/45 (a)	3,571,714	3,522,320
2.958%, 06/25/34 (a)	5,014,877	5,001,810

		59,217,538

Commercial Mortgage-Backed Securities—1.7%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (a)	3,265,000	3,833,840
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,092,257
BX Commercial Mortgage Trust 3.202%, 12/09/41 (144A)	895,000	946,761
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,574,331
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,883,137
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	2,036,383
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	1,850,000	2,041,706
3.228%, 07/10/39 (144A)	1,875,000	2,099,258
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	2,260,912
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,948,266
Natixis Commercial Mortgage Securities Trust 2.966%, 12/15/38 (144A)	1,840,000	1,918,828
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,541,421
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (a)	1,205,000	1,257,125
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	1,519,000	1,596,081
4.144%, 01/05/43 (144A) (a)	260,000	240,226

		30,270,532

Total Mortgage-Backed Securities (Cost $86,557,174)		89,488,070

BHFTI-371

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—0.9%

Security Description	Shares/ Principal Amount*	Value
Commonwealth of Massachusetts, General Obligation Unlimited 3.000%, 03/01/49	2,895,000	$3,091,744
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	790,000	974,339
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,507,300
5.267%, 05/01/27	2,150,000	2,603,155
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,491,160
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	5,200,000	5,671,744

Total Municipals (Cost $14,788,838)		16,339,442

Short-Term Investments—4.8%

Commercial Paper—0.3%
Ford Motor Credit Co. 2.922%, 10/14/20 (f)	5,315,000	5,312,235

Mutual Fund—0.0%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.269% (g)	19	19

U.S. Treasury & Government Agencies—4.5%
U.S. Treasury Bills
0.095%, 11/17/20 (f)	7,405,000	7,404,082
0.095%, 11/24/20 (f)	32,430,000	32,425,500
0.117%, 01/26/21 (d) (f)	38,935,000	38,919,183

Total U.S. Treasury & Government Agencies (Cost $78,749,655)		78,748,765

Total Short-Term Investments (Cost $84,058,724)		84,061,019

Securities Lending Reinvestments (h)—7.5%

Certificates of Deposit—3.0%
Banco del Estado de Chile 0.250%, 01/04/21	2,000,000	2,000,000
Bank of Montreal (Chicago) 0.480%, SOFR + 0.410%, 10/02/20 (a)	1,000,000	1,000,014
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (a)	4,000,000	4,001,936
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (a)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (a)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (a)	7,000,000	7,000,574
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (a)	6,000,000	6,002,622
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (a)	5,000,000	5,000,290

Certificates of Deposit—(Continued)
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (a)	3,000,000	3,000,828
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (a)	3,500,000	3,496,087
0.281%, SOFR + 0.210%, 02/22/21 (a)	3,500,000	3,496,087
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/20/20	2,998,161	2,999,190
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (a)	2,000,000	2,000,152
Svenska Handelsbanken AB 0.361%, 3M LIBOR + 0.110%, 12/03/20 (a)	5,000,000	5,001,575
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (a)	3,000,000	3,000,000

		51,999,779

Repurchase Agreements—3.5%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $15,000,075; collateralized by various Common Stock with an aggregate market value of $16,669,102.	15,000,000	15,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $3,001,050; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,729.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $7,400,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $7,548,001.	7,400,000	7,400,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,100,009; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,162,000.	3,100,000	3,100,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,769,226; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,824,606.	2,769,222	2,769,222

BHFTI-372

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $25,000,146; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $27,716,754.	25,000,000	$25,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,500,119; collateralized by various Common Stock with an aggregate market value of $2,778,224.	2,500,000	2,500,000

		60,769,222

Mutual Funds—1.0%
AB Government Money Market Portfolio, Institutional Class 0.050% (g)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (g)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (g)	5,000,000	5,000,000

		17,500,000

Total Securities Lending Reinvestments (Cost $130,268,223)		130,269,001

Total Investments—116.2% (Cost $1,970,581,558)		2,029,951,973
Other assets and liabilities (net)—(16.2)%		(283,029,144)

Net Assets—100.0%		$1,746,922,829

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $159,939,006 and the collateral received consisted of cash in the amount of $130,267,383 and non-cash collateral with a value of $37,138,212. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $221,812,551, which is 12.7% of net assets.

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	(67)	USD	(10,714,766)	$(11,970)

BHFTI-373

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,150,015,101	$—	$1,150,015,101
Total Corporate Bonds & Notes*	—	413,737,884	—	413,737,884
Total Asset-Backed Securities*	—	146,041,456	—	146,041,456
Total Mortgage-Backed Securities*	—	89,488,070	—	89,488,070
Total Municipals*	—	16,339,442	—	16,339,442
Short-Term Investments
Commercial Paper	—	5,312,235	—	5,312,235
Mutual Fund	19	—	—	19
U.S. Treasury & Government Agencies	—	78,748,765	—	78,748,765
Total Short-Term Investments	19	84,061,000	—	84,061,019
Securities Lending Reinvestments
Certificates of Deposit	—	51,999,779	—	51,999,779
Repurchase Agreements	—	60,769,222	—	60,769,222
Mutual Funds	17,500,000	—	—	17,500,000
Total Securities Lending Reinvestments	17,500,000	112,769,001	—	130,269,001
Total Investments	$17,500,019	$2,012,451,954	$—	$2,029,951,973

Collateral for Securities Loaned (Liability)	$—	$(130,267,383)	$—	$(130,267,383)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(11,970)	$—	$—	$(11,970)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-374

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	418,800	$15,114,492

Airlines—0.3%
Alaska Air Group, Inc.	81,925	3,000,913

Auto Components—3.4%
Aptiv plc	96,000	8,801,280
BorgWarner, Inc. (a)	511,900	19,831,006

		28,632,286

Banks—3.5%
Prosperity Bancshares, Inc. (a)	223,200	11,568,456
TCF Financial Corp. (a)	316,000	7,381,760
Zions Bancorp N.A.	369,900	10,808,478

		29,758,694

Building Products—1.9%
Owens Corning	230,000	15,826,300

Capital Markets—0.7%
E*Trade Financial Corp.	111,400	5,575,570

Chemicals—3.2%
Eastman Chemical Co.	179,100	13,991,292
Westlake Chemical Corp. (a)	202,500	12,802,050

		26,793,342

Commercial Services & Supplies—0.8%
Republic Services, Inc.	77,200	7,206,620

Communications Equipment—1.2%
Motorola Solutions, Inc.	63,500	9,957,435

Containers & Packaging—5.0%
AptarGroup, Inc.	101,000	11,433,200
Avery Dennison Corp.	148,900	19,035,376
Packaging Corp. of America	109,000	11,886,450

		42,355,026

Electric Utilities—3.1%
Alliant Energy Corp.	255,000	13,170,750
Xcel Energy, Inc.	196,000	13,525,960

		26,696,710

Electrical Equipment—1.5%
Hubbell, Inc.	93,000	12,726,120

Electronic Equipment, Instruments & Components—4.3%
Amphenol Corp. - Class A	65,700	7,113,339
Coherent, Inc. (a) (b)	98,050	10,876,686
Flex, Ltd. (b)	1,285,000	14,314,900
Zebra Technologies Corp. - Class A (b)	16,800	4,241,328

		36,546,253

Equity Real Estate Investment Trusts—7.7%
American Homes 4 Rent - Class A (a)	378,000	10,765,440
Healthcare Trust of America, Inc. - Class A	388,200	10,093,200
Highwoods Properties, Inc.	338,800	11,373,516
Lamar Advertising Co. - Class A	206,000	13,631,020
National Retail Properties, Inc. (a)	248,400	8,572,284
Public Storage	49,100	10,935,552

		65,371,012

Food & Staples Retailing—2.8%
Kroger Co. (The) (a)	269,500	9,138,745
Sysco Corp.	238,000	14,808,360

		23,947,105

Food Products—6.3%
Archer-Daniels-Midland Co.	499,000	23,198,510
Hershey Co. (The)	80,000	11,467,200
Hormel Foods Corp. (a)	124,200	6,072,138
Tyson Foods, Inc. - Class A	211,000	12,550,280

		53,288,128

Health Care Equipment & Supplies—3.0%
Cooper Cos., Inc. (The)	36,500	12,304,880
Hill-Rom Holdings, Inc. (a)	155,500	12,985,805

		25,290,685

Health Care Providers & Services—3.6%
AmerisourceBergen Corp.	70,225	6,806,207
Molina Healthcare, Inc. (b)	48,400	8,859,136
Quest Diagnostics, Inc.	129,000	14,769,210

		30,434,553

Hotels, Restaurants & Leisure—5.6%
Darden Restaurants, Inc.	166,800	16,803,432
Las Vegas Sands Corp.	176,000	8,212,160
Marriott International, Inc. - Class A	85,300	7,897,074
Yum! Brands, Inc.	160,000	14,608,000

		47,520,666

Insurance—10.5%
Aflac, Inc.	314,000	11,413,900
Alleghany Corp. (a)	34,400	17,903,480
American Financial Group, Inc.	201,000	13,462,980
Arthur J. Gallagher & Co.	110,800	11,698,264
Everest Re Group, Ltd.	66,500	13,136,410
Old Republic International Corp. (a)	528,000	7,782,720
W.R. Berkley Corp.	226,000	13,819,900

		89,217,654

IT Services—5.0%
DXC Technology Co.	302,400	5,397,840
Genpact, Ltd.	368,000	14,333,600
Leidos Holdings, Inc.	117,800	10,501,870
MAXIMUS, Inc.	184,000	12,587,440

		42,820,750

BHFTI-375

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—5.3%
AGCO Corp.	236,500	$17,564,855
Lincoln Electric Holdings, Inc. (a)	17,600	1,619,904
Parker-Hannifin Corp.	72,800	14,730,352
Toro Co. (The)	39,800	3,341,210
Xylem, Inc.	97,000	8,159,640

		45,415,961

Media—2.1%
Interpublic Group of Cos., Inc. (The)	642,000	10,702,140
ViacomCBS, Inc. - Class B (a)	266,000	7,450,660

		18,152,800

Metals & Mining—3.2%
Reliance Steel & Aluminum Co.	136,500	13,928,460
Steel Dynamics, Inc.	461,000	13,198,430

		27,126,890

Oil, Gas & Consumable Fuels—2.7%
Cimarex Energy Co.	243,500	5,924,355
Devon Energy Corp. (a)	540,000	5,108,400
Parsley Energy, Inc. - Class A	517,000	4,839,120
Valero Energy Corp.	173,100	7,498,692

		23,370,567

Professional Services—1.4%
ManpowerGroup, Inc.	165,000	12,099,450

Road & Rail—3.2%
J.B. Hunt Transport Services, Inc.	91,500	11,563,770
Landstar System, Inc.	122,100	15,322,329

		26,886,099

Semiconductors & Semiconductor Equipment—1.1%
Skyworks Solutions, Inc.	61,500	8,948,250

Software—1.0%
Nuance Communications, Inc. (a) (b)	255,400	8,476,726

Specialty Retail—1.1%
Ross Stores, Inc.	101,000	9,425,320

Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co.	776,000	7,271,120

Trading Companies & Distributors—1.1%
United Rentals, Inc. (a) (b)	51,300	8,951,850

Total Common Stocks (Cost $884,272,664)		834,205,347

Short-Term Investment—2.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $17,340,648; collateralized by U.S. Treasury Note at 1.875%, maturing 08/31/22, with a market value of $17,687,494.	17,340,648	17,340,648

Total Short-Term Investments (Cost $17,340,648)		17,340,648

Securities Lending Reinvestments (c)—9.1%

Certificates of Deposit—4.7%
Bank of Montreal (Chicago) 0.480%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	1,000,014
BNP Paribas S.A. New York 0.261%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	1,000,224
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (d)	1,000,000	1,000,000
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	3,000,828
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,002,304
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,996,646
0.281%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,996,646
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	1,000,000	1,000,006
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	4,000,000	4,000,812
National Westminster Bank plc Zero Coupon, 12/03/20	1,999,001	1,999,240
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	3,000,000	3,000,675
Skandinaviska Enskilda Banken AB 0.452%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	5,984,401	5,998,560
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	2,000,000	2,000,152
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	1,000,000	1,000,000

		39,996,653

Commercial Paper—0.6%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	5,000,000	5,000,000

Repurchase Agreements—1.8%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $1,502,377; collateralized by various Common Stock with an aggregate market value of $1,667,061.	1,500,000	1,500,000

BHFTI-376

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $2,192,481.	2,000,000	$2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $3,289,092.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,600,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,652,000.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,100,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,680,916; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,754,528.	3,680,910	3,680,910
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,108,670.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $600,029; collateralized by various Common Stock with an aggregate market value of $666,774.	600,000	600,000

		15,480,910

Mutual Funds—2.0%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	6,000,000	6,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	1,100,000	1,100,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	500,000	500,000

		17,300,000

Total Securities Lending Reinvestments (Cost $77,776,552)		77,777,563

Total Investments—109.5% (Cost $979,389,864)		929,323,558
Other assets and liabilities (net)—(9.5)%		(80,937,510)

Net Assets—100.0%		$848,386,048

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $77,084,955 and the collateral received consisted of cash in the amount of $77,763,115 and non-cash collateral with a value of $834,081. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-377

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$834,205,347	$—	$—	$834,205,347
Total Short-Term Investment*	—	17,340,648	—	17,340,648
Securities Lending Reinvestments
Certificates of Deposit	—	39,996,653	—	39,996,653
Commercial Paper	—	5,000,000	—	5,000,000
Repurchase Agreements	—	15,480,910	—	15,480,910
Mutual Funds	17,300,000	—	—	17,300,000
Total Securities Lending Reinvestments	17,300,000	60,477,563	—	77,777,563
Total Investments	$851,505,347	$77,818,211	$—	$929,323,558

Collateral for Securities Loaned (Liability)	$—	$(77,763,115)	$—	$(77,763,115)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-378

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
General Dynamics Corp.	32,845	$4,546,733
L3Harris Technologies, Inc.	23,063	3,917,020

		8,463,753

Auto Components—3.6%
Aptiv plc	112,703	10,332,611
Lear Corp.	58,461	6,375,172

		16,707,783

Banks—4.8%
Fifth Third Bancorp	379,221	8,084,992
PacWest Bancorp	173,517	2,963,670
Regions Financial Corp.	670,146	7,726,783
Zions Bancorp N.A.	127,014	3,711,349

		22,486,794

Beverages—1.3%
Keurig Dr Pepper, Inc.	214,787	5,928,121

Building Products—1.1%
Masco Corp.	96,850	5,339,340

Chemicals—3.6%
Celanese Corp.	68,311	7,340,017
PPG Industries, Inc.	77,121	9,414,932

		16,754,949

Commercial Services & Supplies—2.9%
Republic Services, Inc.	142,620	13,313,577

Communications Equipment—1.2%
Juniper Networks, Inc.	249,506	5,364,379

Construction & Engineering—2.2%
Jacobs Engineering Group, Inc. (a)	111,232	10,318,993

Construction Materials—1.2%
Vulcan Materials Co.	41,453	5,618,540

Consumer Finance—0.8%
Discover Financial Services	66,583	3,847,166

Containers & Packaging—2.0%
AptarGroup, Inc.	40,649	4,601,467
Packaging Corp. of America	42,474	4,631,789

		9,233,256

Diversified Consumer Services—0.3%
ServiceMaster Global Holdings, Inc. (b)	33,025	1,317,037

Electric Utilities—3.3%
American Electric Power Co., Inc.	107,409	8,778,538
FirstEnergy Corp.	233,224	6,695,861

		15,474,399

Electronic Equipment, Instruments & Components—1.8%
CDW Corp.	27,814	3,324,607
FLIR Systems, Inc.	140,802	5,047,752

		8,372,359

Energy Equipment & Services—0.9%
Baker Hughes Co. (a)	171,112	2,274,078
National Oilwell Varco, Inc. (a)	218,511	1,979,710

		4,253,788

Equity Real Estate Investment Trusts—4.9%
American Campus Communities, Inc. (a)	183,172	6,396,366
Invitation Homes, Inc.	365,467	10,229,422
Mid-America Apartment Communities, Inc.	50,938	5,906,261

		22,532,049

Food & Staples Retailing—1.7%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	185,379	7,702,497

Health Care Equipment & Supplies—5.0%
Alcon, Inc. (b)	240,408	13,691,236
Zimmer Biomet Holdings, Inc.	68,352	9,305,441

		22,996,677

Health Care Providers & Services—3.3%
Humana, Inc.	18,493	7,654,068
Universal Health Services, Inc. - Class B	70,654	7,561,391

		15,215,459

Hotels, Restaurants & Leisure—2.3%
Vail Resorts, Inc. (a)	10,787	2,308,094
Yum China Holdings, Inc.	158,227	8,378,120

		10,686,214

Household Durables—0.6%
DR Horton, Inc.	37,282	2,819,638

Household Products—2.9%
Reynolds Consumer Products, Inc. (a)	432,088	13,230,534

Industrial Conglomerates—2.9%
Carlisle Cos., Inc.	110,056	13,467,553

Insurance—9.0%
Allstate Corp. (The)	83,717	7,881,118
Arch Capital Group, Ltd. (b)	410,365	12,003,176
Brown & Brown, Inc.	304,902	13,802,914
Fidelity National Financial, Inc.	75,361	2,359,553
Loews Corp. (a)	165,130	5,738,268

		41,785,029

IT Services—4.7%
Amdocs, Ltd.	214,549	12,317,258
Euronet Worldwide, Inc. (b)	72,669	6,620,146

BHFTI-379

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Paychex, Inc.	37,256	$2,971,911

		21,909,315

Life Sciences Tools & Services—1.4%
Charles River Laboratories International, Inc. (a) (b)	29,407	6,659,215

Machinery—3.7%
Cummins, Inc.	21,972	4,639,608
Pentair plc	72,046	3,297,545
Stanley Black & Decker, Inc.	56,151	9,107,692

		17,044,845

Media—1.8%
Discovery, Inc. - Class C (b)	297,556	5,832,098
Omnicom Group, Inc.	51,143	2,531,578

		8,363,676

Metals & Mining—0.9%
Barrick Gold Corp.	146,588	4,120,589

Mortgage Real Estate Investment Trusts—1.5%
Annaly Capital Management, Inc. (a)	948,809	6,755,520

Oil, Gas & Consumable Fuels—1.3%
Devon Energy Corp. (a)	141,568	1,339,233
Hess Corp.	55,813	2,284,426
Valero Energy Corp.	59,086	2,559,606

		6,183,265

Real Estate Management & Development—2.9%
CBRE Group, Inc. - Class A (b)	282,423	13,265,408

Road & Rail—2.0%
Kansas City Southern	50,849	9,195,025

Semiconductors & Semiconductor Equipment—1.7%
Analog Devices, Inc.	63,096	7,365,827
CMC Materials, Inc.	4,888	698,055

		8,063,882

Software—0.4%
Synopsys, Inc. (b)	8,708	1,863,338

Special Purpose Acquisition Companies—1.7%
Pershing Square Tontine Holdings, Ltd. - Class A (b)	342,995	7,782,556

Specialty Retail—0.2%
Best Buy Co., Inc.	8,218	914,581

Technology Hardware, Storage & Peripherals—1.5%
NCR Corp. (a) (b)	304,812	6,748,538

Textiles, Apparel & Luxury Goods—0.4%
PVH Corp. (a)	30,297	1,806,913

Trading Companies & Distributors—3.2%
AerCap Holdings NV (b)	268,991	6,775,883
United Rentals, Inc. (a) (b)	46,827	8,171,312

		14,947,195

Water Utilities—2.5%
American Water Works Co., Inc.	79,620	11,535,346

Total Common Stocks (Cost $431,360,594)		450,389,091

Warrant—0.1%

Special Purpose Acquisition Companies —0.1%
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (b) (Cost $218,699)	37,827	271,220

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $8,956,985; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $9,136,163.	8,956,985	8,956,985

Total Short-Term Investments (Cost $8,956,985)		8,956,985

Securities Lending Reinvestments (c)—12.6%

Certificates of Deposit—2.0%
Bank of Nova Scotia 1.820%, 10/06/20	1,003,897	1,000,278
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	1,000,000	998,882
0.281%, SOFR + 0.210%, 02/22/21 (d)	1,000,000	998,882
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/25/21	1,998,239	1,998,560
National Westminster Bank plc Zero Coupon, 12/03/20	1,999,001	1,999,240
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (d)	500,000	500,315
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	1,994,800	1,999,520

		9,495,677

Repurchase Agreements—8.0%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,000,015; collateralized by various Common Stock with an aggregate market value of $3,333,820.	3,000,000	3,000,000

BHFTI-380

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $3,004,753; collateralized by various Common Stock with an aggregate market value of $3,334,121.	3,000,000	$3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $1,096,241.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,096,364.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,800,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,856,000.	2,800,000	2,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,200,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,217,256; collateralized by US Treasury Obligations and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $5,321,592.	5,217,247	5,217,247
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $9,400,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $10,421,499.	9,400,000	9,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $4,200,024; collateralized by various Common Stock with an aggregate market value of $4,667,417.	4,200,000	4,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,600,076; collateralized by various Common Stock with an aggregate market value of $1,778,064.	1,600,000	1,600,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,318.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $800,005; collateralized by various Common Stock with an aggregate market value of $889,231.	800,000	800,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		36,917,247

Mutual Funds—2.6%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $58,413,667)		58,412,924

Total Investments—111.8% (Cost $498,949,945)		518,030,220
Other assets and liabilities (net)—(11.8)%		(54,765,724)

Net Assets—100.0%		$463,264,496

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $56,882,164 and the collateral received consisted of cash in the amount of $58,413,184 and non-cash collateral with a value of $660,539. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

BHFTI-381

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$450,389,091	$—	$—	$450,389,091
Total Warrant*	271,220	—	—	271,220
Total Short-Term Investment*	—	8,956,985	—	8,956,985
Securities Lending Reinvestments
Certificates of Deposit	—	9,495,677	—	9,495,677
Repurchase Agreements	—	36,917,247	—	36,917,247
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	46,412,924	—	58,412,924
Total Investments	$462,660,311	$55,369,909	$—	$518,030,220

Collateral for Securities Loaned (Liability)	$—	$(58,413,184)	$—	$(58,413,184)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-382

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—87.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—35.1%
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	30,478	$32,657
3.000%, 06/01/32	124,953	131,053
3.000%, 10/01/32	13,553	14,220
3.000%, 02/01/33	4,584,032	4,811,498
3.000%, 03/01/33	692,329	726,697
3.000%, 04/01/33	551,053	578,345
3.000%, 05/01/33	295,869	310,608
3.000%, 06/01/33	112,199	117,746
3.000%, 07/01/33	707,917	742,448
3.000%, 08/01/33	2,521,732	2,644,132
3.000%, 10/01/33	552,882	579,717
3.000%, 11/01/33	383,052	401,645
3.000%, 12/01/33	195,756	205,258
3.000%, 01/01/34	308,251	323,213
3.000%, 02/01/34	335,183	351,452
3.000%, 03/01/34	818,791	858,574
3.000%, 05/01/34	424,563	445,196
4.500%, 12/01/23	2,737	2,867
4.500%, 11/01/25	340,903	361,365
5.000%, 03/01/23	2,746	2,892
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	2,211,963	2,388,896
3.500%, 01/01/34	1,383,866	1,493,444
4.000%, 11/01/31	875,642	954,829
4.000%, 08/01/32	681,654	743,201
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	1,585,029	1,685,244
3.000%, 10/01/42	1,513,270	1,612,357
3.000%, 11/01/42	2,617,828	2,790,305
3.000%, 08/01/46	1,600,257	1,685,349
3.000%, 09/01/46	792,973	842,306
3.000%, 10/01/46	321,328	342,699
3.000%, 11/01/46	428,083	450,626
3.000%, 07/01/49	244,615	260,478
3.000%, 09/01/49	2,440,369	2,599,573
3.000%, 03/01/50	783,340	843,338
3.500%, 11/01/42	2,695,663	2,923,692
3.500%, 04/01/46	2,650,882	2,870,953
3.500%, 11/01/46	489,278	528,022
3.500%, 07/01/47	2,091,704	2,264,021
3.500%, 12/01/47	5,767,200	6,270,957
3.500%, 08/01/48	1,391,907	1,484,029
3.500%, 11/01/48	921,322	979,942
3.500%, 02/01/50	448,686	476,755
3.500%, 04/01/50	465,348	494,749
4.000%, 10/01/39	89,413	98,592
4.000%, 11/01/40	3,557,649	3,919,223
4.000%, 01/01/42	240,311	264,929
4.000%, 04/01/42	354,081	391,136
4.000%, 09/01/42	1,820,291	2,010,711
4.000%, 10/01/42	371,594	404,381
4.000%, 11/01/42	122,514	130,830
4.000%, 04/01/43	185,773	199,396
4.000%, 06/01/43	180,648	194,428
4.000%, 08/01/43	378,684	418,391

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/43	1,335,991	1,474,531
4.000%, 10/01/43	251,516	279,853
4.000%, 02/01/44	86,430	95,263
4.000%, 04/01/44	125,799	138,142
4.000%, 02/01/45	148,818	161,912
4.000%, 06/01/45	61,563	67,824
4.000%, 12/01/45	757,803	826,804
4.000%, 03/01/46	159,402	172,250
4.000%, 05/01/46	70,174	75,712
4.000%, 09/01/47	31,591	33,916
4.000%, 11/01/47	47,061	50,567
4.000%, 03/01/48	373,513	400,133
4.000%, 05/01/48	1,094,606	1,187,420
4.500%, 12/01/40	1,278,990	1,431,003
4.500%, 08/01/41	116,376	130,771
4.500%, 11/01/41	756,717	852,015
4.500%, 12/01/43	212,594	238,488
4.500%, 10/01/44	1,235,338	1,375,009
4.500%, 02/01/45	445,025	496,351
4.500%, 03/01/46	204,634	229,975
4.500%, 05/01/48	88,894	96,687
4.500%, 10/01/48	45,464	49,140
4.500%, 11/01/48	136,451	147,568
4.500%, 12/01/48	3,828,976	4,198,395
4.500%, 07/01/49	309,743	337,409
4.500%, 09/01/49	263,944	292,782
4.500%, 01/01/50	642,451	698,743
5.000%, 04/01/41	17,457	19,154
5.000%, 06/01/41	30,446	34,625
5.000%, 08/01/41	44,184	49,205
5.000%, 08/01/48	165,854	181,854
5.000%, 11/01/48	525,064	575,716
5.000%, 12/01/49	80,128	87,667
5.500%, 12/01/39	468,397	540,813
5.500%, 04/01/40	517,352	596,232
5.500%, 06/01/40	60,176	69,069
5.500%, 05/01/41	183,017	210,641
5.500%, 06/01/41	316,923	362,466
5.500%, 07/01/41	360,000	413,790
5.500%, 12/01/41	643,879	737,504
5.500%, 02/01/42	1,427,249	1,641,374
5.500%, 05/01/44	358,114	411,335
6.000%, 01/01/34	63,296	74,979
6.000%, 08/01/34	97,169	115,063
6.000%, 10/01/34	104,257	123,509
6.000%, 11/01/34	75,571	89,385
6.000%, 01/01/35	83,681	97,785
6.000%, 04/01/35	147,976	175,241
6.000%, 06/01/36	246,797	292,434
6.000%, 05/01/37	334,756	396,704
6.000%, 09/01/37	21,081	24,809
6.000%, 10/01/37	261,786	309,424
6.000%, 01/01/38	263,608	311,135
6.000%, 03/01/38	91,104	111,726
6.000%, 07/01/38	51,494	60,518

BHFTI-383

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 01/01/40	263,258	$310,491
6.000%, 05/01/40	358,499	422,136
6.000%, 07/01/41	336,048	395,248
6.000%, 01/01/42	30,515	35,064
6.500%, 07/01/32	65,016	76,354
6.500%, 12/01/32	19,873	23,306
6.500%, 07/01/35	23,072	26,934
6.500%, 12/01/35	204,608	242,995
6.500%, 08/01/36	336,788	401,040
Fannie Mae ARM Pool
2.693%, 12M LIBOR + 1.800%, 07/01/41 (a)	28,816	29,947
2.694%, 12M LIBOR + 1.818%, 07/01/41 (a)	22,736	23,770
3.047%, 12M LIBOR + 1.700%, 06/01/42 (a)	29,018	30,258
3.825%, 12M LIBOR + 1.818%, 02/01/42 (a)	88,609	91,635
3.849%, 12M LIBOR + 1.830%, 10/01/41 (a)	10,930	11,426
4.021%, 12M LIBOR + 1.818%, 09/01/41 (a)	13,182	13,700
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,398,711	11,493,670
Fannie Mae Pool
3.000%, 08/01/27	79,381	83,702
3.000%, 10/01/27	131,822	139,017
3.000%, 11/01/27	43,307	45,670
3.000%, 12/01/27	62,591	66,010
3.000%, 01/01/28	63,825	67,319
3.000%, 02/01/28	59,849	63,120
3.000%, 03/01/28	64,327	67,852
3.000%, 04/01/28	61,960	65,352
3.000%, 05/01/28	66,193	69,815
3.000%, 06/01/28	68,250	71,961
3.000%, 07/01/28	62,450	65,847
3.000%, 08/01/28	70,075	73,886
3.000%, 09/01/28	72,605	76,540
3.000%, 01/01/29	62,717	66,111
3.000%, 03/01/29	67,782	71,449
3.500%, 09/01/32	2,217,680	2,381,286
3.500%, 10/01/56	1,816,174	2,015,390
6.500%, 08/01/39	1,112,993	1,305,734
6.563%, 02/01/39	123,755	137,561
Fannie Mae REMICS (CMO)
1.068%, 1M LIBOR + 0.920%, 03/25/36 (a)	270,212	276,986
1.078%, 1M LIBOR + 0.930%, 06/25/36 (a)	402,374	411,764
1.750%, 06/25/42	185,213	189,283
1.750%, 01/25/43	172,546	176,029
3.000%, 05/25/46	3,305,158	3,571,105
4.250%, 03/25/42	1,520,969	1,672,732
4.500%, 12/25/40	129,838	143,711
4.750%, 01/25/41	335,966	373,449
5.000%, 12/25/23	74,080	77,342
5.000%, 12/25/34	201,239	229,995
5.000%, 03/25/35	169,639	194,029
5.000%, 08/25/39	255,711	293,248
5.000%, 02/25/41	182,898	207,559
5.500%, 06/25/35	69,011	74,074
5.500%, 08/25/35	829,343	952,634
6.000%, 06/25/45 (b)	460,304	89,517
6.402%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	266,708	28,778

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	510,015	555,298
3.000%, 02/01/32	14,204	14,916
3.000%, 03/01/33	2,290,090	2,404,480
3.000%, 09/01/33	277,805	291,487
3.000%, 03/01/34	214,753	225,371
6.000%, 01/01/24	75,460	79,301
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,500,588	1,602,965
3.500%, 03/01/32	824,132	890,189
3.500%, 06/01/32	2,219,625	2,398,783
3.500%, 07/01/32	754,605	813,748
3.500%, 02/01/34	3,241,799	3,504,084
4.000%, 06/01/33	888,228	968,577
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	133,240	146,142
3.000%, 01/01/43	160,188	173,940
3.000%, 02/01/43	808,339	879,056
3.000%, 03/01/43	8,346,665	8,955,887
3.000%, 06/01/43	2,533,934	2,699,286
3.000%, 01/01/47	871,134	915,776
3.000%, 09/01/48	770,495	830,980
3.500%, 04/01/40	189,508	203,471
3.500%, 05/01/40	288,391	312,202
3.500%, 06/01/40	434,075	465,918
3.500%, 07/01/40	73,814	79,249
3.500%, 08/01/40	194,561	208,822
3.500%, 09/01/40	137,358	147,427
3.500%, 10/01/40	129,467	138,925
3.500%, 11/01/40	120,159	128,965
3.500%, 12/01/40	156,923	168,465
3.500%, 04/01/42	512,286	569,144
3.500%, 07/01/42	101,253	110,613
3.500%, 08/01/42	46,057	50,054
3.500%, 09/01/42	233,722	251,370
3.500%, 10/01/42	1,253,325	1,368,538
3.500%, 01/01/43	508,251	550,378
3.500%, 02/01/43	234,189	255,247
3.500%, 04/01/43	4,231,787	4,586,726
3.500%, 05/01/43	359,751	390,417
3.500%, 11/01/44	438,707	471,694
3.500%, 02/01/45	10,917	11,901
3.500%, 06/01/45	13,414	14,647
3.500%, 11/01/45	3,537,723	3,854,565
3.500%, 01/01/46	422,669	453,415
3.500%, 02/01/46	501,374	533,801
3.500%, 05/01/46	1,138,917	1,256,386
3.500%, 06/01/46	291,678	308,368
3.500%, 07/01/46	1,379,646	1,495,204
3.500%, 08/01/46	191,322	203,583
3.500%, 09/01/46	752,126	819,551
3.500%, 01/01/47	2,046,460	2,175,801
3.500%, 02/01/47	2,525,279	2,671,854
3.500%, 07/01/47	784,064	833,138
3.500%, 11/01/47	156,710	166,925
3.500%, 12/01/47	568,050	601,978

BHFTI-384

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 02/01/48	207,389	$219,458
3.500%, 04/01/48	684,673	724,232
4.000%, 11/01/41	7,525	8,225
4.000%, 09/01/42	2,675,267	2,957,116
4.000%, 10/01/42	56,593	62,177
4.000%, 11/01/42	345,557	381,408
4.000%, 12/01/42	136,497	149,944
4.000%, 01/01/43	19,010	20,385
4.000%, 02/01/43	199,302	220,247
4.000%, 03/01/43	88,060	96,945
4.000%, 04/01/43	27,862	30,789
4.000%, 05/01/43	374,139	412,849
4.000%, 06/01/43	31,448	34,442
4.000%, 07/01/43	304,845	336,316
4.000%, 08/01/43	246,892	272,222
4.000%, 09/01/43	407,295	449,870
4.000%, 10/01/43	394,212	435,153
4.000%, 11/01/43	20,978	22,739
4.000%, 01/01/44	383,900	421,966
4.000%, 02/01/44	56,584	61,845
4.000%, 03/01/44	51,517	56,714
4.000%, 04/01/44	38,960	41,840
4.000%, 07/01/44	581,459	640,389
4.000%, 12/01/44	7,689	8,201
4.000%, 01/01/45	370,862	405,361
4.000%, 02/01/45	410,246	452,481
4.000%, 05/01/45	755,571	832,451
4.000%, 12/01/45	419,997	459,184
4.000%, 07/01/47	3,270,394	3,526,136
4.000%, 11/01/47	666,566	713,067
4.000%, 12/01/47	1,232,425	1,319,061
4.000%, 01/01/48	282,467	302,324
4.000%, 02/01/48	280,593	300,143
4.000%, 05/01/48	610,201	658,534
4.500%, 05/01/39	79,025	88,929
4.500%, 07/01/40	1,461,851	1,641,185
4.500%, 09/01/40	657,048	738,264
4.500%, 02/01/41	60,718	68,357
4.500%, 08/01/41	578,058	650,877
4.500%, 09/01/41	83,261	93,821
4.500%, 10/01/41	146,687	165,283
4.500%, 02/01/44	31,573	35,080
4.500%, 10/01/48	115,600	125,049
5.000%, 01/01/35	131,128	150,848
5.000%, 05/01/35	67,363	77,503
5.000%, 07/01/35	869,275	1,000,560
5.000%, 11/01/35	941,769	1,084,920
5.000%, 06/01/41	1,467,466	1,696,734
5.000%, 07/01/41	244,447	277,455
5.500%, 03/01/34	964,204	1,135,660
5.500%, 07/01/35	651,570	766,197
Freddie Mac 30 Yr. Pool
3.000%, 07/01/49	405,098	428,947
3.000%, 09/01/49	3,173,595	3,395,891
3.000%, 10/01/49	706,974	750,934

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 03/01/50	1,051,743	1,109,588
5.000%, 03/01/50	1,459,658	1,597,910
Freddie Mac ARM Non-Gold Pool
2.910%, 12M LIBOR + 1.910%, 06/01/41 (a)	12,871	13,279
2.925%, 12M LIBOR + 1.910%, 06/01/41 (a)	35,653	37,424
2.927%, 12M LIBOR + 1.878%, 10/01/42 (a)	86,266	90,341
3.038%, 12M LIBOR + 1.880%, 09/01/41 (a)	19,010	19,680
3.069%, 12M LIBOR + 1.910%, 05/01/41 (a)	26,598	27,950
3.086%, 12M LIBOR + 1.750%, 09/01/41 (a)	192,300	200,573
3.321%, 12M LIBOR + 1.910%, 05/01/41 (a)	33,172	34,884
3.722%, 12M LIBOR + 1.880%, 04/01/41 (a)	8,455	8,811
3.740%, 12M LIBOR + 1.750%, 12/01/40 (a)	479,450	498,948
3.840%, 12M LIBOR + 1.880%, 10/01/41 (a)	198,037	207,270
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	4,883,966	4,986,262
3.750%, 11/25/29	185,041	213,132
3.750%, 11/25/32	1,000,000	1,220,576
3.974%, 01/25/21 (a)	15,698,036	15,798,399
3.990%, 05/25/33 (a)	3,650,000	4,535,732
4.084%, 11/25/20 (a)	558,913	559,363
Freddie Mac REMICS (CMO)
0.552%, 1M LIBOR + 0.400%, 03/15/34 (a)	247,409	248,685
1.052%, 1M LIBOR + 0.900%, 02/15/33 (a)	141,150	144,058
1.750%, 06/15/42	139,192	142,470
3.500%, 11/15/31	1,398,537	1,517,973
4.000%, 01/15/41	9,657,279	10,587,673
4.250%, 03/15/40	936,172	950,341
4.500%, 12/15/26	1,256,414	1,308,673
4.500%, 02/15/41	23,042	25,499
5.000%, 10/15/34	252,775	289,077
5.000%, 12/15/37	81,405	91,827
5.000%, 03/15/41	500,000	560,149
5.000%, 04/15/41	836,324	1,016,715
5.000%, 05/15/41	938,350	1,168,792
5.500%, 05/15/34	1,420,181	1,647,639
5.500%, 11/15/36	525,750	601,525
5.500%, 06/15/41	3,140,106	3,610,778
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	364,643	380,270
3.000%, 04/15/43	139,094	145,299
3.000%, 05/15/43	151,952	158,448
3.000%, 01/15/45	51,527	53,782
3.000%, 02/15/45	99,102	103,229
3.000%, 03/15/45	516,556	538,069
3.000%, 05/15/45	32,272	33,605
3.000%, 06/15/45	52,536	54,673
3.000%, 07/15/45	257,358	267,793
3.500%, 11/15/41	202,178	221,850
3.500%, 02/15/42	185,284	203,688
3.500%, 03/15/42	206,712	225,310
3.500%, 05/15/42	552,718	592,879
3.500%, 06/15/42	366,878	386,163
3.500%, 05/15/50	397,629	420,093
4.000%, 09/15/40	1,150,641	1,282,844
4.000%, 10/15/40	81,837	89,072

BHFTI-385

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 03/15/41	489,799	$534,576
4.000%, 06/15/41	20,037	21,586
4.000%, 09/15/41	137,163	150,701
4.000%, 10/15/41	554,007	615,677
4.000%, 11/15/41	154,277	169,529
4.000%, 12/15/41	462,290	513,056
4.000%, 01/15/42	19,433	20,711
4.000%, 02/15/42	24,899	26,916
4.000%, 03/15/42	118,982	130,135
4.000%, 11/15/42	18,208	19,608
4.000%, 01/15/43	43,623	47,956
4.000%, 03/15/50	94,603	100,025
4.500%, 08/15/39	1,170,918	1,302,485
4.500%, 06/15/40	344,200	381,098
4.500%, 07/15/40	74,466	82,320
4.500%, 03/15/41	425,452	472,103
4.500%, 04/15/41	34,167	37,710
5.000%, 03/15/39	45,662	51,978
5.000%, 07/15/39	80,006	91,073
5.000%, 08/15/39	84,306	96,504
5.000%, 09/15/39	55,743	63,175
5.000%, 04/15/40	29,681	33,362
5.000%, 08/15/40	117,907	134,802
5.000%, 04/15/41	95,035	107,252
5.000%, 09/15/41	58,433	66,517
5.500%, 10/15/39	13,123	15,262
6.000%, 06/15/36	612,532	730,671
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (c)	200,000	207,750
2.500%, TBA (c)	300,000	314,977
3.000%, 12/20/42	871,703	937,541
3.000%, 03/20/43	769,447	841,239
3.000%, 11/20/46	11,526,586	12,198,675
3.000%, 01/20/48	1,871,530	1,976,609
3.500%, 12/20/42	306,002	332,128
3.500%, 07/20/45	3,547,495	3,788,960
3.500%, 12/20/45	5,799,626	6,194,233
3.500%, 05/20/46	1,537,960	1,677,342
3.500%, 06/20/46	4,364,491	4,758,377
3.500%, 11/20/47	392,391	418,763
3.500%, 10/20/48	1,449,717	1,532,986
4.000%, 09/20/39	115,836	127,956
4.000%, 10/20/40	14,247	15,552
4.000%, 11/20/40	988,346	1,078,698
4.000%, 10/20/41	1,235,518	1,358,594
4.000%, 11/20/41	467,581	516,275
4.000%, 04/20/42	605,584	665,950
4.000%, 06/20/42	45,216	49,645
4.000%, 10/20/44	1,170,944	1,274,128
4.000%, 11/20/44	1,196,519	1,301,703
4.000%, 12/20/44	66,132	71,939
4.000%, 03/20/50	99,181	108,589
4.000%, 04/20/50	794,383	862,829
4.500%, 02/20/40	105,677	117,312
4.500%, 09/20/40	11,397	12,649

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 05/20/48	1,341,967	1,451,671
4.500%, 08/20/48	1,755,637	1,891,572
4.500%, 09/20/48	1,214,375	1,313,029
4.500%, 10/20/48	1,761,982	1,902,148
4.500%, 01/20/49	290,492	312,128
4.500%, 02/20/50	734,655	786,098
4.500%, 03/20/50	472,481	505,545
5.000%, 10/20/48	75,674	82,818
Ginnie Mae II Pool
4.630%, 12/20/61 (a)	101,592	106,403
5.196%, 01/20/62 (a)	6,022	6,076
5.470%, 08/20/59 (a)	1,874	1,936
Government National Mortgage Association (CMO)
0.406%, 1M LIBOR + 0.250%, 10/20/47 (a)	976,065	974,831
0.455%, 1M LIBOR + 0.300%, 08/20/60 (a)	132,284	131,864
0.455%, 1M LIBOR + 0.300%, 09/20/60 (a)	165,009	164,466
0.456%, 1M LIBOR + 0.300%, 05/20/48 (a)	1,112,078	1,112,078
0.456%, 1M LIBOR + 0.300%, 06/20/48 (a)	1,334,262	1,334,262
0.480%, 1Y H15 + 0.350%, 08/20/66 (a)	3,899,847	3,861,169
0.500%, 1M LIBOR + 0.330%, 07/20/60 (a)	181,431	180,939
0.630%, 1Y H15 + 0.500%, 05/20/66 (a)	3,970,257	3,943,480
0.636%, 1M LIBOR + 0.480%, 01/20/38 (a)	28,253	28,450
0.645%, 1M LIBOR + 0.490%, 02/20/61 (a)	157,495	157,675
0.655%, 1M LIBOR + 0.500%, 12/20/60 (a)	335,040	335,589
0.655%, 1M LIBOR + 0.500%, 02/20/61 (a)	45,558	45,614
0.655%, 1M LIBOR + 0.500%, 04/20/61 (a)	112,841	113,038
0.655%, 1M LIBOR + 0.500%, 05/20/61 (a)	255,163	255,612
0.656%, 1M LIBOR + 0.500%, 07/20/37 (a)	109,247	110,088
0.682%, 1M LIBOR + 0.530%, 12/16/39 (a)	102,611	103,411
0.685%, 1M LIBOR + 0.530%, 06/20/61 (a)	151,490	151,843
0.752%, 1M LIBOR + 0.600%, 11/16/39 (a)	142,210	143,887
0.755%, 1M LIBOR + 0.600%, 10/20/61 (a)	531,510	533,632
0.785%, 1M LIBOR + 0.630%, 01/20/62 (a)	561,420	564,058
0.785%, 1M LIBOR + 0.630%, 03/20/62 (a)	361,023	362,485
0.805%, 1M LIBOR + 0.650%, 05/20/61 (a)	13,367	13,439
0.805%, 1M LIBOR + 0.650%, 11/20/65 (a)	19,564	19,570
0.855%, 1M LIBOR + 0.700%, 11/20/61 (a)	539,167	542,571
0.855%, 1M LIBOR + 0.700%, 01/20/62 (a)	375,763	378,027
1.650%, 01/20/63	66,619	66,802
1.750%, 03/20/63	378,070	378,986
2.500%, 11/20/46	190,127	199,434
2.500%, 05/20/65	161,724	161,915
2.500%, 06/20/65	34,901	34,936
2.750%, 02/20/64	2,299,891	2,380,923
2.750%, 05/20/64	1,068,603	1,090,764
3.000%, 03/20/63	368,601	371,407
3.250%, 08/20/68	3,625,343	3,920,203
3.500%, 11/20/36 (b)	47,102	1,027
3.500%, 09/20/63	484,823	490,493
4.000%, 12/20/40	2,673,990	2,992,618
4.500%, 05/16/40	78,131	84,409
4.500%, 05/20/40 (b)	10,627	367
4.500%, 12/20/40	1,887,946	2,160,417
5.000%, 12/20/39	4,628,461	5,256,741
5.000%, 03/20/40	2,839,070	3,241,545

BHFTI-386

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
5.010%, 09/20/60 (a)	10,473	$11,479
5.150%, 08/20/60	2,508	2,563
5.500%, 04/20/34	184,628	227,597
5.944%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	138,941	26,166
8.458%, -1 x 1M LIBOR + 8.667%, 04/20/39 (a)	108,045	112,591
8.592%, -1 x 1M LIBOR + 8.800%, 08/20/39 (a)	433,169	443,663
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	6,200,000	6,416,156

		360,433,686

Federal Agencies—32.8%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	40,000,000	35,608,319
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	20,000,000	20,703,433
1.480%, 03/10/26	10,000,000	10,044,825
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	17,696,253
3.250%, 11/16/28 (d)	10,000,000	11,998,535
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,952,783
Zero Coupon, 09/15/36	10,000,000	7,557,208
Zero Coupon, 12/15/36	45,000,000	33,834,852
0.375%, 05/05/23 (d)	8,000,000	8,033,771
6.250%, 07/15/32 (d)	7,568,000	11,856,273
6.750%, 03/15/31	481,000	750,738
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	8,765,761
0.250%, 05/22/23	12,000,000	12,007,766
0.500%, 06/17/25	8,000,000	8,023,324
0.625%, 04/22/25	5,000,000	5,066,663
0.875%, 08/05/30	10,000,000	9,834,538
1.500%, 11/30/20	2,000	2,005
6.625%, 11/15/30 (d)	1,430,000	2,195,682
Freddie Mac Strips Zero Coupon, 07/15/32	17,100,000	14,482,898
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	21,135,303
Zero Coupon, 04/15/30	35,000,000	31,238,006
Tennessee Valley Authority
0.750%, 05/15/25 (d)	5,000,000	5,090,219
2.875%, 09/15/24	7,050,000	7,766,681
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	7,749,089
Zero Coupon, 01/15/34	12,669,000	10,136,844
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	5,539,651
United States International Development Finance Corp.
1.110%, 05/15/29	6,000,000	6,114,768
1.920%, 12/15/32	10,000,000	10,598,700
2.870%, 02/15/35	3,439,434	3,830,910

		336,615,798

U.S. Treasury—19.2%
U.S. Treasury Bonds
1.375%, 08/15/50	3,600,000	3,522,375
3.000%, 02/15/48	52,000,000	70,665,156
3.625%, 02/15/44	26,000,000	37,991,484
3.750%, 11/15/43	3,000,000	4,456,406
4.375%, 11/15/39	6,000,000	9,374,297
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/48 (e)	2,941,484	4,044,081
1.375%, 02/15/44 (e)	23,787,170	33,740,924
2.125%, 02/15/40 (e)	5,872,993	8,981,397
U.S. Treasury Notes
2.250%, 11/15/25	13,000,000	14,287,305
2.625%, 01/31/26	8,290,000	9,301,963

		196,365,388

Total U.S. Treasury & Government Agencies (Cost $846,334,793)		893,414,872

Foreign Government—9.2%

Sovereign—9.2%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	3,178,186
3.125%, 09/30/49 (144A)	10,000,000	10,700,000
Colombia Government International Bond 3.125%, 04/15/31	5,090,000	5,217,250
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,565,483
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	5,229,781
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,944,149
5.500%, 12/04/23	8,920,000	10,335,078
5.500%, 04/26/24	1,900,000	2,254,662
5.500%, 09/18/33	1,100,000	1,647,091
Mexico Government International Bond 4.500%, 04/22/29 (d)	4,650,000	5,205,675
Panama Government International Bonds
3.750%, 03/16/25	2,780,000	3,033,675
4.500%, 04/01/56	750,000	937,500
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	3,055,575
Poland Government International Bond 3.250%, 04/06/26	2,820,000	3,179,832
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	3,202,293
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,504,837

Total Foreign Government (Cost $92,435,469)		94,191,067

BHFTI-387

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—1.7%

Security Description	Principal Amount*	Value

Asset-Backed—Other—0.3%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	281,892	$283,387
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	3,292,551	3,340,165

		3,623,552

Asset-Backed - Student Loan—1.4%
Navient Student Loan Trust 0.748%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	3,071,240	3,067,717
SLM Student Loan Trust 0.715%, 3M LIBOR + 0.470%, 01/26/26 (a)	11,434,736	11,366,176

		14,433,893

Total Asset-Backed Securities (Cost $18,110,340)		18,057,445

Corporate Bonds & Notes—1.5%

Diversified Financial Services—0.6%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,293,216

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,833,177

Total Corporate Bonds & Notes (Cost $8,007,297)		15,126,393

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,773,236	1,897,971

Total Mortgage-Backed Securities (Cost $1,764,225)		1,897,971

Short-Term Investments—0.6%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $1,197,447; collateralized by U.S. Treasury Note at 1.625%, maturing 08/31/22, with a market value of $1,221,499.	1,197,447	1,197,447

U.S. Treasury—0.5%
U.S. Treasury Bill 0.125%, 10/15/20 (f)	5,000,000	4,999,840

Total Short-Term Investments (Cost $6,197,204)		6,197,287

Securities Lending Reinvestments(g)—3.0%
Security Description	Principal Amount*	Value

Repurchase Agreements—1.9%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,000,010; collateralized by various Common Stock with an aggregate market value of $2,222,547.	2,000,000	$2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,400,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,448,000.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $4,354,766; collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $4,441,854.	4,354,759	4,354,759
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $4,000,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $4,434,680.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,400,013; collateralized by various Common Stock with an aggregate market value of $2,667,096.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $900,043; collateralized by various Common Stock with an aggregate market value of $1,000,161.	900,000	900,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $500,025; collateralized by various Common Stock with an aggregate market value of $555,682.	500,000	500,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $500,023; collateralized by various Common Stock with an aggregate market value of $555,769.	500,000	500,000

		20,054,759

BHFTI-388

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.1%
BlackRock Liquidity Funds, Institutional Shares 0.010% (h)	2,000,000	$2,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (h)	1,700,000	1,700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (h)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (h)	2,000,000	2,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (h)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	2,600,000	2,600,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (h)	1,200,000	1,200,000

		11,000,000

Total Securities Lending Reinvestments (Cost $31,054,759)		31,054,759

Total Investments—103.3% (Cost $1,003,904,087)		1,059,939,794
Other assets and liabilities (net)—(3.3)%		(33,741,575)

Net Assets—100.0%		$1,026,198,219

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $30,087,685 and the collateral received consisted of cash in the amount of $31,054,759. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $23,771,748, which is 2.3% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Long Bond Futures	12/21/20	10	USD	1,762,813	$(9,705)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/21/20	(1,260)	USD	(175,809,375)	(190,696)
U.S. Treasury Note 5 Year Futures	12/31/20	(109)	USD	(13,737,406)	(6,149)

Net Unrealized Depreciation					$(206,550)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-389

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$893,414,872	$—	$893,414,872
Total Foreign Government*	—	94,191,067	—	94,191,067
Total Asset-Backed Securities*	—	18,057,445	—	18,057,445
Total Corporate Bonds & Notes*	—	15,126,393	—	15,126,393
Total Mortgage-Backed Securities*	—	1,897,971	—	1,897,971
Total Short-Term Investments*	—	6,197,287	—	6,197,287
Securities Lending Reinvestments
Repurchase Agreements	—	20,054,759	—	20,054,759
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	20,054,759	—	31,054,759
Total Investments	$11,000,000	$1,048,939,794	$—	$1,059,939,794

Collateral for Securities Loaned (Liability)	$—	$(31,054,759)	$—	$(31,054,759)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(206,550)	$—	$—	$(206,550)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-390

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-391

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-392